   As filed with the Securities and Exchange Commission on September 28, 1999


                                             1933 Act Registration No. 33-57340
                                             1940 Act Registration No. 811-7452

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     Pre-Effective Amendment No.
                                  ----                            ---
     Post-Effective Amendment No.  14                              X
                                  ----                            ---


                                     and/or


REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
     Amendment No.    15                                           X
                     ----                                         ---


                        (Check appropriate box or boxes.)

                       AIM VARIABLE INSURANCE FUNDS, INC.
          ------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

            11 Greenway Plaza, Suite 100, Houston, TX    77046-1173
          ------------------------------------------------------------
             (Address of Principal Executive Offices)    (Zip Code)

Registrant's Telephone Number, including Area Code    (713) 626-1919
                                                   -------------------

                                Charles T. Bauer
             11 Greenway Plaza, Suite 100, Houston, TX   77046-1173
          ------------------------------------------------------------
                     (Name and Address of Agent for Service)


                                    Copy to:
                            Jim A. Coppedge, Esquire
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                            Houston, Texas 77046-1173


Approximate Date of Proposed Public Offering:              Continuous

It is proposed that this filing will become effective (check appropriate box)

                immediately upon filing pursuant to paragraph (b)
      ---
                on (date) pursuant to paragraph (b)
      ---
                60 days after filing pursuant to paragraph (a)(1)
      ---
                on (date) pursuant to paragraph (a)(1)
      ---
       X        75 days after filing pursuant to paragraph (a)(2)
      ---
                on (date) pursuant to paragraph (a)(2) of Rule 485.
      ---

If appropriate, check the following:

                This post-effective amendment designates a new effective date
      ---
                for a previously filed post-effective amendment.

Title of Securities Being Registered:  Common Stock

AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

--------------------------------------------------------------------------------

Shares of the fund are currently offered only to insurance company separate accounts.

AIM V.I. Dent Demographic Trends Fund seeks to provide long-term growth of capital.
                                            -- Registered Trademark --
PROSPECTUS
             , 1999

                                       This prospectus contains important
                                       information. Please read it before
                                       investing and keep it for future
                                       reference.

                                       An investment in the fund is not a
                                       deposit of a bank and is not insured
                                       or guaranteed by the Federal Deposit
                                       Insurance Corporation or any other
                                       government agency. There is a risk
                                       that you could lose a portion or all
                                       of your money.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

        [AIM LOGO APPEAR HERE]                INVEST WITH DISCIPLINE
                                            -- Registered Trademark --

                     -------------------------------------
                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                     -------------------------------------

Table of Contents
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND STRATEGIES         1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND     1
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      2
- - - - - - - - - - - - - - - - - - - - - - - -

FUND MANAGEMENT                              2
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisors                                 2

Advisor Compensation                         2

Portfolio Managers                           2

OTHER INFORMATION                            2
- - - - - - - - - - - - - - - - - - - - - - - -

Purchase and Redemption of Shares            2

Pricing of Shares                            2

Taxes                                        3

Dividends and Distributions                  3

OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design, AIM Investor and AIM Internet Connection are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                    -------------------------------------
                    AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                    -------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The fund's investment objective may be changed by the fund's Board of Directors without shareholder approval.

  The fund seeks to meet its objective by investing in securities of companies that are likely to benefit from changing demographic, economic and lifestyle trends. These securities may include common stocks, convertible bonds, convertible preferred stocks and warrants of companies within a broad range of market capitalizations. The fund may also invest up to 25% of its total assets in foreign securities.

  The portfolio managers purchase securities of companies that have experienced, or that they believe have the potential for, above-average, long-term growth in revenues and earnings. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of small- and medium-sized companies, whose prices may go up and down more than the prices of equity securities of larger, more established companies. Also, since equity securities of small- and medium-sized companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the fund to sell securities at a desired price.

  The prices of growth stocks in which the fund invests may rise and fall more than the prices of stocks generally.

  The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

  Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

  The fund may participate in the Initial Public Offering (IPO) market, and a significant portion of the fund's returns consequently may be attributable to its investment in IPOs, which have a magnified impact due to the fund's small asset base. As the fund's assets grow, it is probable that the effect of the fund's investment in IPOs on its total returns will decline, which may reduce the fund's total returns.

  The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers are unable to distinguish the year 2000 from the year 1900.

  The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.

                     -------------------------------------
                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                     -------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

Securities and Exchange Commission (SEC) rules do not allow us to provide a bar chart and performance table for funds that do not have at least a full calendar year of performance.

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISORS

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including the fund's investment decisions, the execution of securities transactions, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund. H.S. Dent Advisors, Inc. (the subadvisor) serves as the fund's subadvisor, and is located at 6515 Gwin Road, Oakland, California 94611. The subadvisor is responsible for providing the advisor with macroeconomic, thematic, demographic, lifestyle trends and sector research, custom reports and investment and market capitalization recommendations for the fund.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 125 investment portfolios, including the fund, encompassing a broad range of investment objectives. The subadvisor has acted as an investment advisor since 1999.

ADVISOR COMPENSATION

The advisor is to receive a fee from the fund calculated at the annual rate of 0.85% of the first $2 billion of average daily net assets and 0.80% over $2 billion of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are

- Edgar M. Larsen, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996. From 1981 to 1996, he was, among other offices, Senior Vice President of John Hancock Advisers, Inc. and its predecessors.

- Lanny H. Sachnowitz, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1987.

- Derek H. Webb, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1992.

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

  The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment.

  The Board of Directors monitors for possible conflicts among separate accounts (and will do so for plans) buying shares of the fund. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES

The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors. The effect of using fair value pricing is that the fund's net asset value will be subject to

                     -------------------------------------
                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                     -------------------------------------

the judgment of the Board of Directors or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually to separate accounts of participating life insurance companies.

  At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of that fund.

                     -------------------------------------
                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                     -------------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the SEC, contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments.

  If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.
  You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

--------------------------------------
 AIM V.I. Dent Demographic Trends Fund
 SEC 1940 Act file number: 811-7452
--------------------------------------

[AIM LOGO APPEARS HERE]          www.aimfunds.com         INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

                                  STATEMENT OF
                             ADDITIONAL INFORMATION





          A I M   V A R I A B L E   I N S U R A N C E   F U N D S,  I N C.

                                11 GREENWAY PLAZA
                                    SUITE 100
                             HOUSTON, TX 77046-1173
                                 (713) 626-1919






   AIM V.I. AGGRESSIVE GROWTH FUND                 AIM V.I. BALANCED FUND
      AIM V.I. BLUE CHIP FUND                AIM V.I. CAPITAL APPRECIATION FUND
  AIM V.I. CAPITAL DEVELOPMENT FUND          AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
AIM V.I. GLOBAL GROWTH AND INCOME FUND          AIM V.I. DIVERSIFIED INCOME FUND
AIM V.I. GOVERNMENT SECURITIES FUND              AIM V.I. GLOBAL UTILITIES FUND
      AIM V.I. GROWTH FUND                      AIM V.I. GROWTH AND INCOME FUND
AIM V.I. INTERNATIONAL EQUITY FUND                 AIM V.I. HIGH YIELD FUND
AIM V.I. TELECOMMUNICATIONS FUND                  AIM V.I. MONEY MARKET FUND
                                                      AIM V.I. VALUE FUND




          THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.
           IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS, WHICH
              MAY BE OBTAINED FROM AUTHORIZED DEALERS OR BY WRITING
                    A I M DISTRIBUTORS, INC., P. O. BOX 4739,
                             HOUSTON, TX 77210-4739
                OR BY CALLING (713) 626-1919 (HOUSTON RESIDENTS)
                         OR (800) 410-4246 (ALL OTHERS).




                               ------------------





          STATEMENT OF ADDITIONAL INFORMATION DATED: ___________, 1999
                 RELATING TO PROSPECTUS DATED: __________, 1999

                                TABLE OF CONTENTS



                                                                                       PAGE

INTRODUCTION............................................................................1

GENERAL INFORMATION ABOUT THE FUNDS.....................................................1
         The Company and Its Shares.....................................................1

PERFORMANCE.............................................................................2
         Total Return Calculations......................................................2
         Historical Portfolio Results...................................................2
         Yield Information..............................................................4

PORTFOLIO TRANSACTIONS AND BROKERAGE....................................................5
         General Brokerage Policy.......................................................5
         Allocation of IPO Securities Transactions......................................7
         Section 28(e) Standards........................................................7
         Portfolio Turnover.............................................................8
         Brokerage Commissions Paid.....................................................8

INVESTMENT STRATEGIES AND RISKS.........................................................9
         Aggressive Growth Fund.........................................................9
         Balanced Fund.................................................................10
         Blue Chip Fund................................................................10
         Capital Appreciation Fund.....................................................12
         Capital Development Fund......................................................12
         Dent Demographic Trends Fund..................................................12
         Diversified Income Fund.......................................................12
         Global Growth and Income Fund.................................................12
         Global Utilities Fund.........................................................13
         Government Securities Fund....................................................14
         Growth Fund...................................................................14
         Growth and Income Fund........................................................15
         High Yield Fund...............................................................15
         International Equity Fund.....................................................15
         Money Market Fund.............................................................16
         Telecommunications Fund.......................................................17
         Value Fund....................................................................18

CERTAIN INVESTMENT STRATEGIES AND TECHNIQUES...........................................18
         Money Market Obligations......................................................18
         Repurchase Agreements.........................................................19
         U.S. Government Agency Mortgage-Backed Securities.............................19
         Convertible Securities........................................................20
         Real Estate Investments Trusts ("REITs")......................................20
         Foreign Securities............................................................21
         Foreign Exchange Transactions.................................................22
         ADRs and EDRs.................................................................22
         Lending of Portfolio Securities...............................................22
         Reverse Repurchase Agreements.................................................23
         Delayed Delivery Agreements and When-Issued Securities........................23


         Dollar Roll Transactions.................................................................................24
         Borrowing................................................................................................25
         Illiquid Securities......................................................................................25
         Special Situations.......................................................................................25
         Warrants ................................................................................................25
         Short Sales..............................................................................................25
         Rule 144A Securities.....................................................................................26
         Investment in Other Investment Companies.................................................................26
         Temporary Defensive Investments..........................................................................26
         Asset Allocation Among Countries.........................................................................26
         Utilities Industry.......................................................................................26

OPTIONS, FUTURES AND CURRENCY STRATEGIES..........................................................................27
         Introduction.............................................................................................27
         General Risks of Options, Futures and Currency Strategies................................................28
         Cover .. ................................................................................................28
         Writing Call Options.....................................................................................29
         Writing Put Options......................................................................................29
         Purchasing Put Options...................................................................................29
         Purchasing Call Options..................................................................................30
         Over-the-Counter Options.................................................................................30
         Index Options............................................................................................31
         Limitations on Options...................................................................................31
         Interest Rate, Currency and Stock Index Futures Contracts................................................31
         Options on Futures Contracts.............................................................................32
         Forward Contracts........................................................................................32
         Limitations on Use of Futures, Options on Futures and Certain Options on Currencies......................33

RISK FACTORS......................................................................................................34
         Small Capitalization Companies...........................................................................34
         Non-Investment Grade Debt Securities.....................................................................34
         Foreign Securities.......................................................................................35
         Non-diversified Portfolio (Global Utilities Fund Only)...................................................35

INVESTMENT RESTRICTIONS...........................................................................................36
         Fundamental Restrictions.................................................................................36
         Non-fundamental Restrictions.............................................................................37

MANAGEMENT........................................................................................................38
         Directors and Officers...................................................................................38
                  Remuneration of Directors.......................................................................41
                  AIM Funds Retirement Plan for Eligible Directors/Trustees.......................................42
                  Deferred Compensation Agreements................................................................43
         Investment Advisory, Sub-Advisory and Administrative Services Agreements.................................43
         The Distribution Agreement...............................................................................49

DETERMINATION OF NET ASSET VALUE..................................................................................49

PURCHASE AND REDEMPTION OF SHARES.................................................................................52

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS..........................................................................52



MISCELLANEOUS INFORMATION................................................................55
         Organization of the Company.....................................................55
         Audit Reports...................................................................55
         Legal Matters...................................................................56
         Custodian and Transfer Agent....................................................56
         Principal Holders of Securities.................................................56
         Other Information...............................................................60
APPENDIX A..............................................................................A-1

APPENDIX B..............................................................................B-1

APPENDIX C..............................................................................C-1

FINANCIAL STATEMENTS.....................................................................FS

                                  INTRODUCTION




         AIM Variable Insurance Funds, Inc. (the "Company") is a mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. That information can be found in the most recent prospectus for each of the series portfolios of the Company (each referred to throughout as a "Fund"), which are:



                                                                                   Date of Most
         Fund Name:                                                              Recent Prospectus:
         ---------                                                                -----------------
         AIM V.I. Aggressive Growth Fund                                                May 3, 1999
         AIM V.I. Balanced Fund                                                         May 3, 1999
         AIM V.I. Blue Chip Fund                                                 September 24, 1999
         AIM V.I. Capital Appreciation Fund                                             May 3, 1999
                                                                          Supplemented July 1, 1999
         AIM V.I. Capital Development Fund                                              May 3, 1999
         AIM V.I. Dent Demographic Trends Fund                                     __________, 1999
         AIM V.I. Diversified Income Fund                                               May 3, 1999
                                                                          Supplemented July 1, 1999
         AIM V.I. Global Growth and Income Fund                                         May 3, 1999
                                                                          Supplemented July 1, 1999
                                                                             and September 14, 1999
         AIM V.I. Global Utilities Fund                                                 May 3, 1999
                                                                          Supplemented July 1, 1999
         AIM V.I. Government Securities Fund                                            May 3, 1999
         AIM V.I. Growth and Income Fund                                                May 3, 1999
         AIM V.I. Growth Fund                                                           May 3, 1999
         AIM V.I. High Yield Fund                                                       May 3, 1999
         AIM V.I. International Equity Fund                                             May 3, 1999
                                                                          Supplemented July 1, 1999
         AIM V.I. Money Market Fund                                                     May 3, 1999
                                                                               Revised July 1, 1999
         AIM V.I. Telecommunications Fund                                               May 3, 1999
                                                                          Supplemented July 1, 1999
         AIM V.I. Value Fund                                                            May 3, 1999



         The information regarding all the Funds (except AIM V.I. Blue Chip Fund, AIM V.I. Dent Demographic Trends Fund, AIM V.I. Global Growth and Income Fund and AIM V.I. Telecommunications Fund) is included in a Prospectus dated May 3, 1999, as supplemented July 1, 1999. One or more of the Funds may not be available under a particular variable annuity contract or variable life insurance policy. Accordingly, this Statement of Additional Information may contain information that is not relevant to the investment options under such a contract or policy. Copies of each Prospectus available under a contract or policy and additional copies of this Statement of Additional Information may be obtained without charge by contacting the principal distributor of each Fund's shares, A I M Distributors, Inc. ("AIM Distributors"), 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173 or by calling (800) 410-4246. Investors must receive a Prospectus before they invest. To the extent that this Statement of Additional Information contains information concerning a Fund that is not available under a contract or policy, the Statement of Additional Information does not constitute the offer of the shares of that Fund.


         This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Funds. Some of the information required to be in this Statement of Additional Information is also included in the Funds' current Prospectus and, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.


                       GENERAL INFORMATION ABOUT THE FUNDS

THE COMPANY AND ITS SHARES


         The Company was organized on January 22, 1993, as a Maryland corporation, and is registered with the SEC as an open-end, series, management investment company. The Company currently consists of seventeen separate Funds as follows: the AIM V.I. Aggressive Growth Fund ("Aggressive Growth Fund"), the AIM V.I. Balanced Fund ("Balanced Fund"), the AIM V.I. Blue Chip Fund ("Blue Chip Fund"), the AIM V.I. Capital Appreciation Fund ("Capital Appreciation Fund"), the AIM V.I. Dent Demographic Trends Fund ("Dent Demographic Trends Fund"), the AIM V.I. Capital Development Fund ("Capital Development Fund"), the AIM V.I. Diversified Income Fund ("Diversified Income Fund"), the AIM V.I. Global Growth and Income Fund ("Global Growth and Income Fund"), the AIM V.I. Global Utilities Fund ("Global

Utilities Fund") (formerly known as the AIM V.I. Utilities Fund), the AIM V.I. Government Securities Fund ("Government Fund"), the AIM V.I. Growth Fund ("Growth Fund"), the AIM V.I. Growth and Income Fund ("Growth and Income Fund"), the AIM V.I. High Yield Fund ("High Yield Fund), the AIM V.I. International Equity Fund ("International Fund"), the AIM V.I. Telecommunications Fund ("Telecommunications Fund"), the AIM V.I. Money Market Fund ("Money Market Fund"), the AIM V.I. Value Fund ("Value Fund").

         Each share of a Fund is entitled to one vote, to participate equally in dividends and distributions declared by the Board of Directors with respect to the Fund and, upon liquidation of the Fund, to participate in its proportionate share of the net assets allocable to the Fund remaining after satisfaction of outstanding liabilities of the Fund. Fund shares are fully paid, non-assessable and fully transferable when issued and have no preemptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

         Shareholders of the Funds do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all Funds voting together for election of directors may elect all of the members of the Board of Directors of the Company. In such event, the remaining holders cannot elect any directors of the Company.


                                   PERFORMANCE

TOTAL RETURN CALCULATIONS

         Total returns quoted in advertising reflect all aspects of the applicable Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in such Fund's net asset value per share (NAV) over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in a particular Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and that average annual returns do not represent the actual year-to-year performance of such Fund.

         In addition to average annual returns, each Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns and other performance information may be quoted numerically or in a table, graph, or similar illustration.

HISTORICAL PORTFOLIO RESULTS


         The Funds' (except the AIM V.I. Blue Chip Fund, the AIM V.I. Dent Demographic Trends Fund, the AIM V.I. Global Growth and Income Fund and the
AIM V.I. Telecommunications Fund) average annual and cumulative total return for the period ended June 30, 1999 and average annual and cumulative total returns for the period May 5, 1993 (commencement of operations) through June 30, 1999, were as follows:



                                                                                              Since
                                                                                            Inception
                                                                                    --------------------------
                                                                 Period Ended       Average
                                                                   June 30,          Annual         Cumulative
                                                                     1999            Return           Return
                                                                 ------------       --------        ----------

AIM V.I. Aggressive Growth Fund**                                    10.31%           5.98%             7.00%
AIM V.I. Balanced Fund**                                             17.65%          16.46%            19.41%
AIM V.I. Capital Appreciation Fund                                   15.81%          18.88%           189.80%
AIM V.I. Capital Development Fund**                                  -1.05%          -4.92%            -5.70%
AIM V.I. Diversified Income Fund                                     -2.56%           6.41%            46.60%
AIM V.I. Global Utilities Fund*                                      14.06%          15.36%           109.10%
AIM V.I. Government Securities Fund                                   1.79%           4.93%            34.48%
AIM V.I. Growth Fund                                                 27.04%          21.35%           229.01%
AIM V.I. Growth and Income Fund*                                     27.86%          23.34%           195.26%
AIM V.I. High Yield Fund**                                           -2.45%          -1.69%            -1.95%
AIM V.I. International Equity Fund                                    1.52%          13.02%           112.35%
AIM V.I. Money Market Fund                                            4.69%           4.58%            31.69%
AIM V.I. Value Fund                                                  27.94%          22.63%           250.85%


* The inception date of the AIM V.I. Global Utilities Fund and the AIM V.I. Growth and Income Fund was May 2, 1994.

** The inception date of the AIM V.I. Aggressive Growth Fund, AIM V.I. Balanced Fund, AIM V.I. Capital Development Fund and AIM V.I. High Yield Fund was May 1, 1998.

         The total returns quoted above do not reflect charges levied at the insurance company separate account level. For a complete description of the applicable charges, see the fee table in the prospectus for the appropriate insurance company separate account.

         Each Fund's performance may be compared in advertising to the performance of other mutual funds in general, or of particular types of mutual funds, especially those with similar objectives. Such performance data may be prepared by Lipper Analytical Services, Inc., Morningstar, Inc. and other independent services which monitor the performance of mutual funds. The Funds may also advertise mutual fund performance rankings which have been assigned to each respective Fund by such monitoring services.

         Each Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the Consumer Price Index ("CPI"), the Standard & Poor's ("S&P") 500 Stock Index, and fixed-price investments such as bank certificates of deposit and/or savings accounts.

         The International Fund's performance may also be compared in advertising to performance of comparative benchmarks such as The Financial Times--Actuaries World Indices (a wide range of comprehensive measures of stock price performance for the major stock markets and regional areas), Morgan Stanley Capital International Indices (including the EAFE Index) Pacific Basin Index and Pacific Ex Japan Index (a widely recognized series of indices in international market performance), and indices of stocks comparable to those in which the Fund invests.

         Each Fund's advertising may from time to time include historical discussions of general economic conditions such as inflation rates and changes in the stock market, foreign and domestic interest rates and foreign and domestic political circumstances and events.

         In addition, each Fund's long-term performance may be described in advertising in relation to historical, political and/or economic events.

         From time to time, A I M Advisors, Inc. ("AIM") or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. Voluntary fee waivers or reductions or commitments to assume expenses may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions or commitments to assume expenses, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions or reimbursement of expenses set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing that Fund's yield and total return.

         The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results. A Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund and market conditions. A shareholder's investment in a Fund is not insured or guaranteed. These factors should be carefully considered by the investor before making an investment in any Fund.


         Some or all of the Funds may participate in the Initial Public Offering ("IPO") market, and a significant portion of those Funds' returns may be attributable to their investment in IPOs, which have a magnified impact due to the Funds' small asset base. There is no guarantee that as the Funds' assets grow, they will continue to experience substantially similar performance by investing in IPOs.


         From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, variable life insurance, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

YIELD INFORMATION

         Quotations of yield on the Money Market Fund may appear from time to time in the financial press and in advertisements.

         The Money Market Fund's yield is its investment income, less expenses, expressed as a percentage of assets on an annualized basis for an identified period, usually seven days. The yield is expressed as a simple annualized yield and as a compounded effective yield. The yield does not reflect the fees and charges imposed on the assets of the insurance company separate account.

         The standard formulas prescribed by the SEC for calculating yield and effective yield for the Money Market Fund are described below:

         The simple annualized yield is computed by determining the net change (exclusive of realized gains and losses from the sale of securities, unrealized appreciation and depreciation, and income other than investment income) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the period, and annualizing the resulting quotient (base period return) on a 365-day basis. The net change in account value reflects the value of additional shares purchased with dividends from the original shares in the account during the period, dividends declared on such additional shares during the period, and expenses accrued during the period.

         The compounded effective yield is computed by determining the unannualized base period return, adding one to the base period return, raising the sum to a power equal to 365 divided by the number of days in the period, and subtracting one from the result. Historical yields are not necessarily indicative of future yields. Rates of return will vary as interest rates and other conditions affecting money market instruments change. Yields also depend on the quality, length of maturity and type of instruments in the Fund's portfolio and the Fund's operating expenses. Quotations of yield will be accompanied by information concerning the average weighted maturity of the Fund. Comparison of the quoted yields of various investments is valid only if yields are calculated in the same manner and for identical limited periods. When comparing the yield for a Fund with yields quoted with respect to other investments, shareholders should consider (a) possible differences in time periods, (b) the effect of the methods used to calculate quoted yields, (c) the quality and average-weighted maturity of portfolio investments, expenses, convenience, liquidity and other important factors, and (d) the taxable or tax-exempt character of all or part of dividends received.

         The simple annualized yield and compounded effective yield for the Money Market Fund for the 7 days ended June 30, 1999 were 4.44% and 4.54%, respectively.



                      PORTFOLIO TRANSACTIONS AND BROKERAGE

GENERAL BROKERAGE POLICY

         Subject to policies established by the Board of Directors of the Company, AIM is responsible for decisions to buy and sell securities for each Fund, for the selection of broker-dealers, for the execution of the Fund's investment portfolio transactions, for the allocation of brokerage fees in connection with such transactions and, where applicable, for the negotiation of commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. While AIM generally seeks reasonably competitive commission rates, each Fund does not necessarily pay the lowest commission or spread available.

         Purchases and sales of portfolio securities for the Diversified Income Fund, the Money Market Fund and the Government Fund are generally transacted with the issuer or a primary market maker. In addition, a portion of the securities in which the Funds invest may be traded in over-the-counter ("OTC") markets. In such transactions, the Fund deals directly with the dealers who make markets in the securities involved, except in those circumstances where better prices and executions are available elsewhere. Portfolio transactions placed through dealers serving as primary market makers are effected at net prices, without commissions as such, but which include compensation to the dealer in the form of mark up or mark down.

         Traditionally, commission rates have not been negotiated on stock markets outside the United States. In recent years, however, an increasing number of overseas stock markets have adopted a system of negotiated rates, although a number of markets continue to be subject to an established schedule of minimum commission rates.

         Foreign equity securities may be held by a Fund in the form of American Depositary Receipts ("ADRs") or European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers, or securities convertible into foreign equity securities. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets. ADRs and EDRs may be listed on stock exchanges, or traded in OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates.

         The Funds are not under any obligation to deal with any broker or group of brokers in the execution of transactions in portfolio securities. Brokers who provide supplemental investment research to AIM may receive orders for transactions by a Fund. Information so received will be in addition to and not in lieu of the services required to be performed by AIM under its agreements with the Fund, and the expenses of AIM will not necessarily be reduced as a result of the receipt of such supplemental information. Certain research services furnished by broker-dealers may be useful to AIM in connection with its services to other advisory clients, including the other mutual funds advised by AIM (collectively with the Funds, the "AIM Funds"). Also, a Fund may pay a higher price for securities or higher commissions in recognition of research services furnished by broker-dealers.

         AIM may from time to time determine target levels of commission business for AIM to transact with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be determined based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; (3) certain products and/or services provided to the Funds, the cost of which will be included in Fund expenses reported to shareholders; and (4) the broker's attitude toward an interest in mutual funds in general and in the Funds and the other AIM Funds in particular. No specific formula will be used in connection with any of the foregoing considerations in determining the target levels. However, if a broker has indicated a certain level of desired commissions in return for certain research services provided by the broker, this factor will be taken into consideration by AIM.

         Subject to the overall objective of obtaining best price and execution for the Funds, AIM may also consider sales of shares by broker-dealers of each Fund and of the other AIM Funds as well as sales of variable annuity contracts ("Contracts") and variable life insurance policies ("Policies") funded through the Funds ("selling dealers"), as a factor in the selection of broker-dealers to execute portfolio transactions for a Fund. Such portfolio transactions may be executed directly by selling dealers or by other broker-dealers with which selling dealers have clearing arrangements.

         AIM will seek, whenever possible, to recapture for the benefit of a Fund any commissions, fees, brokerage or similar payments paid by the Fund on portfolio transactions. Normally, the only fees which may be recaptured are the soliciting dealer fees on the tender of a Fund's portfolio securities in a tender or exchange offer.


         AIM and its affiliates manage several other investment accounts, some of which may have investment objectives similar to those of the Funds. It is possible that, at times, identical securities will be appropriate for investment by one or more of such investment accounts. The position of each account, however, in the securities of the same issue may vary and the length of time that each account may choose to hold its investment in the securities of the same issue may likewise vary. The timing and amount of purchases by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of a Fund(s) and one or more of these accounts is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. Simultaneous transactions could, however, adversely affect the ability of a Fund to obtain or dispose of the full amount of a security which it seeks to purchase or sell.


         These combined transactions, and related brokerage charges, will be allocated among the Fund(s) and such accounts in a manner consistent with guidelines and procedures approved by the Company's Board of Directors that are designed to achieve an equitable manner of allocation. In some cases the procedure for allocating portfolio transactions among the various investment accounts advised by AIM could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, the main factors considered by AIM are the respective investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the judgments of the persons responsible for recommending the investment.

         From time to time, an identical security may be sold by an AIM Fund or another investment account advised by AIM or A I M Capital Management, Inc. ("AIM Capital") and simultaneously purchased by another investment account advised by AIM or AIM Capital, when such transactions comply with applicable rules and regulations and are deemed consistent with the investment objective(s) and policies of the investment accounts advised by AIM or AIM Capital. Procedures pursuant to Rule 17a-7 under the Investment Company Act of 1940, as amended (the "1940 Act") regarding transactions between investment accounts advised by AIM or AIM Capital have been adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Company. Although such transactions may result in custodian, tax or other related expenses, no brokerage commissions or other direct transaction costs are generated by transactions among the investment accounts advised by AIM or AIM Capital.

ALLOCATION OF IPO SECURITIES TRANSACTIONS

         From time to time, certain of the AIM Funds may become interested in participating in security distributions that are available in an IPO, and occasions may arise when purchases of such securities by one AIM Fund may also be considered for purchase by one or more other AIM Funds. In such cases, it shall be AIM's practice to specifically combine or otherwise bunch indications of interest for IPO securities for all AIM Funds participating in purchase transactions for that security, and to allocate such transactions in accordance with the following procedures:


          AIM will determine the eligibility of each AIM Fund that seeks to participate in a particular IPO by reviewing a number of factors, including suitability of the investment with the AIM Fund's investment objective, policies and strategies, the liquidity of the AIM Fund if such investment is purchased, and whether the portfolio manager intends to hold the security as a long-term investment. The allocation of limited supply securities issued in IPOs will be made to eligible AIM Funds in a manner designed to be fair and equitable for the eligible AIM Funds, and so that there is equal allocation of IPOs over the longer term. Where multiple funds are eligible, rotational participation may occur, based on the extent to which an AIM Fund has participated in previous IPOs as well as the size of the AIM Fund. Each eligible AIM Fund with an asset level of less than $500 million will be placed in one or three tiers, depending upon its asset level. The AIM Funds in the tier containing funds with the smallest asset levels will participate first, each receiving a 40 basis point allocation (rounded to the nearest share round lot that approximates 40 basis points) (the "Allocation"), based on that AIM Fund's net assets. This process continues until all of the AIM Funds in the three tiers receive their Allocations, or until the shares are all allocated. Should securities remain after this process, eligible AIM Funds will receive their Allocations on a straight pro rata basis. For the tier of AIM Funds not receiving a full Allocation, the Allocation may be made only to certain AIM Funds so that each may receive close to or exactly 40 basis points.

         Any AIM Funds with substantially identical investment objectives and policies will participate in syndicates in amounts that are substantially proportionate to each other. In these cases, the net assets of the largest AIM Fund will be used to determine in which tier, as described in the paragraph above, such group of AIM Funds will be placed. The price per share of securities purchased in such syndicate transactions will be the same for each AIM Fund.



SECTION 28(e) STANDARDS

         As permitted by Section 28(e) of the Securities Exchange Act of 1934, AIM may cause a Fund to pay a broker that provides brokerage and research services to AIM an amount of commission for effecting a securities transaction for the Fund in excess of the commission another broker would have charged for effecting that transaction. To obtain the benefit of Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or [its] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion" and that the services provided by a broker provide AIM with lawful and appropriate assistance in the performance of its investment decision-making responsibilities. Accordingly, the price to a Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

         Broker-dealers utilized by AIM may furnish statistical, research and other information or services which are deemed by AIM to be beneficial to the Funds' investment programs. Research services received from brokers supplement AIM's own research (and the research of sub-advisors to other clients of AIM) and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities markets, specific industry groups and individual companies; information on political developments; portfolio management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to AIM and to the Company's directors with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally, in written form or on computer software. Research services may also include the providing of equipment used to communicate research information, the arranging of meetings with management of companies and the providing of access to consultants who supply research information.

         The outside research assistance is useful to AIM since the brokers utilized by AIM as a group tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, this research provides AIM with a diverse perspective on financial markets. Research services which are provided to AIM by brokers are available for the benefit of all accounts managed or advised by AIM (or by sub-advisors to accounts managed or advised by AIM). In some cases, the research services are available only from the broker providing such services. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM is of the opinion that because the broker research supplements rather than replaces its research, the receipt of such research does not tend to decrease its expenses, but tends to improve the quality of its investment advice. However, to the extent that AIM would have purchased any such research services had such services not been provided by brokers, the expenses of such services to AIM could be considered to have been reduced accordingly.

         For the fiscal year ended December 31, 1998 certain Funds paid brokerage commissions to certain brokers for research services. The amount of such transactions and related commissions paid by each Fund were as follows:


                                                           Commissions                 Transactions
                                                          --------------            ------------------

             AIM V. I. Aggressive Growth Fund             $          476            $          265,096
             AIM V. I. Balanced Fund                      $          107            $           73,629
             AIM V. I. Capital Appreciation Fund          $      111,070            $       76,873,344
             AIM V. I. Capital Development Fund           $          475            $          255,434
             AIM V. I. Global Utilities Fund              $        1,105            $          556,721
             AIM V. I. Growth Fund                        $       58,834            $       52,124,585
             AIM V. I. Growth and Income Fund             $      154,841            $      136,649,725
             AIM V. I. International Equity Fund          $          401            $           90,510
             AIM V. I. Value Fund                         $      126,500            $      120,560,762

             As of December 31, 1998, the following Funds entered into repurchase agreements with the following regular brokers, as that term is defined in Rule 10b-1 under the 1940 Act, having the noted market values.


                                                     GOLDMAN,
               FUNDS                                SACHS & CO.
-----------------------------------               ----------------

AIM V.I. Capital Appreciation Fund                 $   59,251,734
AIM V.I. Diversified Fund                          $    2,305,989
AIM V.I. Global Utilities Fund                     $    2,391,815
AIM V.I. Growth Fund                               $   31,583,054
AIM V.I. Growth and Income Fund                    $   35,491,011
AIM V.I. International Equity Fund                 $   17,938,040
AIM V.I. Value Fund                                $   77,768,447

         The following information regarding securities acquired by the Funds of their regular brokers, as defined in Rule 10b-1 under the 1940 Act, is as of December 31, 1998. The Balanced Fund, the Growth and Income Fund and the Value Fund each held an amount of common stock issued by Merrill Lynch & Co. having a market value of $20,025, $9,345,000 and $2,670,000, respectively. The Growth Fund held an amount of common stock issued by PaineWebber Group, Inc. having a market value of $1,224,413.

PORTFOLIO TURNOVER


         The portfolio turnover rate of each Fund is shown under "Financial Highlights" in the Prospectus. In any particular year, however, market conditions could result in portfolio activity at a rate greater or lesser than anticipated. The estimated portfolio turnover rate for the Blue Chip Fund, Dent Demographic Trends Fund, Global Growth and Income Fund and Telecommunications Fund is less than 100%. Higher portfolio turnover increases transaction costs to the Fund.


BROKERAGE COMMISSIONS PAID


         Brokerage commissions paid by each of the Funds (except the AIM V.I. Blue Chip Fund, the AIM V.I. Dent Demographic Trends Fund, the AIM V.I. Global Growth and Income Fund and the AIM V.I. Telecommunications Fund) listed below were as follows for the fiscal years ended December 31, 1998, December 31, 1997 and December 31, 1996. The significant change in commissions paid from year to year for AIM V.I. Capital Appreciation Fund and AIM V.I. Growth and Income Fund is due to the increase in asset level.


                                                     December 31,             December 31,         December 31,
                                                        1998                     1997                  1996
                                                   ---------------           -------------        -------------

         AIM V.I. Aggressive Growth Fund*          $         2,983                     N/A                  N/A
         AIM V.I. Balanced Fund*                   $         2,241                     N/A                  N/A
         AIM V.I. Capital Appreciation Fund        $     1,017,185           $     644,279        $     405,056
         AIM V.I. Capital Development Fund*        $         3,748                     N/A                  N/A
         AIM V.I. Diversified Income Fund          $           282           $       2,818        $       1,670
         AIM V.I. Global Utilities Fund            $        18,422           $      12,208        $      16,365
         AIM V.I. Government Securities Fund       $           -0-           $        -0-         $         -0-
         AIM V.I. Growth Fund                      $       876,546           $     621,467        $     578,444
         AIM V.I. Growth and Income Fund           $     2,834,451           $   1,190,597        $     417,167
         AIM V.I. High Yield Fund*                 $           -0-                     N/A                  N/A
         AIM V.I. International Equity Fund        $       814,499           $     605,318        $     557,527
         AIM V.I. Money Market Fund                $           -0-           $         -0-        $         -0-
         AIM V.I. Value Fund                       $     1,920,264           $   1,503,734        $   1,126,384


         * Commissions paid are for the period May 1,1998 (date operations commenced) through December 31, 1998.


                         INVESTMENT STRATEGIES AND RISKS

         Information concerning each Fund's fundamental investment objective is set forth in the Prospectus under the heading "Investment Objectives and Strategies." There can be no assurance that any Fund will achieve its objective. The principal features of each Fund's investment program and the primary risks associated with that investment program are discussed in the Prospectus under the following headings: "Investment Objectives and Strategies" and "Principal Risks of Investing in the Funds". The following discussion of investment policies supplements the discussion of the investment strategies and risks set forth in the Prospectus.


         Set forth in this section is a description of each Fund's investment policies, strategies and practices. The investment objective(s) of each Fund, except the High Yield Fund and Dent Demographic Trends Fund, are deemed to be fundamental policies and, therefore, unless permitted by law, may not be changed without the approval of a majority of that Fund's outstanding shares (within the meaning of the 1940 Act). The Board of Directors on behalf of the High Yield Fund or Dent Demographic Trends Fund is permitted to change the investment objective of that Fund without shareholder approval. Each Fund's investment policies, strategies and practices are not fundamental. The Board of Directors of the Company reserves the right to change any of these non-fundamental investment policies, strategies or practices without shareholder approval. However, shareholders will be notified before any material change in the investment policies become effective. Each Fund has adopted investment restrictions, some of which are fundamental and cannot be changed without shareholder approval. See "Investment Restrictions" in this Statement of Additional Information. Individuals considering the purchase of shares of any Fund should recognize that there are risks in the ownership of any security.



AGGRESSIVE GROWTH FUND

         The Fund's investment objective is to achieve long-term growth of capital. The Fund will invest primarily in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which, in the opinion of the Fund's investment advisor, are expected to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are in the small to medium-sized category (i.e., companies with a market capitalization within the range of small cap stocks in the Russell 2000 Index.) Management of the Fund will be particularly interested in companies that are likely to benefit from new or innovative products, services or processes that should enhance such companies' prospects for future growth in earnings. As a result of this policy, the market prices of many of the securities purchased and held by the Fund may fluctuate widely. Any income received from securities held by the Fund will be incidental, and an investor should not consider a purchase of shares of the

Fund as equivalent to a complete investment program. The Fund's portfolio is primarily comprised of securities of two basic categories: (a) "core" companies, which Fund management considers to have experienced above-average and consistent long-term growth in earnings and to have excellent prospects for outstanding future growth, and (b) "earnings acceleration" companies which Fund management believes are currently enjoying dramatic increase in profits. The Fund's strategy does not preclude investment in large, seasoned companies which in the judgement of AIM possess superior potential returns similar to companies with formative growth profiles. The Fund will also invest in established smaller companies (under $500 million in market capitalization) which offer exceptional value based upon substantially above average earnings growth potential relative to market value. The Fund may invest in non-equity securities, such as corporate bonds or U.S. Government obligations during periods when, in the opinion of AIM, prevailing market, financial, or economic conditions warrant, as well as when such holdings are advisable in light of a change in circumstances of a particular company or within a particular industry.


BALANCED FUND

         The Fund's objective is to achieve as high a total return as possible, consistent with preservation of capital. The Fund seeks to achieve its objective by investing in a broadly diversified portfolio of high-yielding securities, including common stocks, preferred stocks, convertible securities and bonds. Although equity securities will be purchased primarily for capital appreciation and fixed income securities will be purchased primarily for income purposes, income and capital appreciation potential will be considered in connection with all investments. The Fund normally will have a minimum of 30% and a maximum of 70% of its total assets invested in equity securities and a minimum of 30% and a maximum of 70% of its total assets invested in (non-convertible) fixed income securities. Most of such fixed income securities will be rated Baa or better by Moody's Investors Service, Inc. ("Moody's") or BBB or better by Standard & Poor's Rating Services ("S&P") or, in unrated, deemed to be of comparable quality by AIM, although the Fund may invest to a limited extent in lower-rated securities. (For a description of the various rating categories, see Appendix A to this Statement of Additional Information.) The fixed income securities in which the Fund invests may include U.S. Government obligations, mortgage-backed securities, asset-backed securities, bank obligations, corporate debt obligations and unrated obligations, including those of foreign issuers. The Fund may, in pursuit of its objective, invest up to 10% of its total assets in debt securities rated lower than Baa by Moody's or BBB by S&P, which are commonly known as "junk bonds." See "Risk Factors -- Non-Investment Grade Debt Securities" for more information concerning the risk factors associated with investing in such securities. The Fund may also invest up to 25% of its total assets in convertible securities. Compliance with all of the above percentage requirements may limit the ability of the Fund to maximize total return. The actual percentage of the assets invested in equity and fixed income securities will vary from time to time, depending on the judgment of AIM as to general market and economic conditions and trends, yields and interest rates and changes in fiscal and monetary policies.



BLUE CHIP FUND

         The Fund's primary investment objective is to provide long-term growth of capital. Current income is a secondary objective. It is anticipated that the major portion of the Fund's portfolio will ordinarily be invested in common stocks, convertible securities and bonds of blue chip companies (i.e., companies with leading market positions and which possess strong financial characteristics, as described below). There can, of course, be no assurance that the Fund will in fact achieve its objectives since all investments are inherently subject to market risks.


         The Fund will invest primarily (at least 65% of its total assets) in the common stocks of blue chip companies as determined by AIM. These companies will have the potential for above-average growth in earnings or be well-established in their respective industries. The Fund will generally invest in large and medium sized companies (i.e., companies which fall in the largest 85% of market capitalization of publicly traded companies listed in the United States) which possess the following characteristics:

         o         Market Characteristics

                  Blue chip companies are those which occupy (or in AIM's judgment have the potential to occupy) leading market positions that are expected to be maintained or enhanced over time. Strong market positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for strong unit sales. These factors can in turn lead to higher earnings growth and greater share price appreciation. Market leaders can be identified within an industry as those companies which have:

                  - superior growth prospects compared with other companies in the same industry;

                  - possession of proprietary technology with the potential to bring about major changes within an industry; and/or

                  - leading sales within an industry, or the potential to become a market leader.

         o        Financial Characteristics

                  Blue chip companies possess at least one of the following attributes:

                  - faster earnings growth than its competitors and the market in general;

                  - higher profit margins relative to its competitors;

                  - strong cash flow relative to its competitors; and/or

                  - a balance sheet with relatively low debt and a high return on equity relative to its competitors.


         The Fund will diversify among industries and therefore will not invest 25% or more of its total assets in any one industry.


         When AIM believes securities other than common stocks offer opportunity for long-term growth of capital and income, the Fund may invest in United States government securities, corporate bonds and debentures and convertible preferred stocks and debt securities. The Fund will invest only in debt securities (other than convertible debt securities) which are rated at "Investment Grade" by either S&P or Moody's. Debt securities in the lowest investment grade (e.g., rated BBB by S&P or Baa by Moody's) have speculative characteristics and changes in economic conditions and other circumstances are more likely to lead to a weakened capacity on the part of the issuer to make principal and interest payments than is the case with higher grade bonds. The Fund will limit its investments in convertible securities to those in which the underlying common stock is a suitable investment for the Fund without regard to debt rating category, but will not invest more than 10% of its total assets in convertible securities. The Fund may invest in United States government securities and corporate bonds and debentures when AIM believes interest rates on such investments may decline thereby potentially increasing the market value of such securities or to meet the additional investment objective of producing current income. Under normal market conditions, the Fund expects at all times to have at least 65% of its total assets invested in securities which AIM believes offer opportunity for long-term growth of capital or income.


         The Fund may invest up to 25% of total assets in securities of issuers domiciled in foreign countries. For the risks involved in investing in foreign securities, see "Risk Factors - Foreign Securities" in this Statement of Additional Information.

CAPITAL APPRECIATION FUND

         The Fund's investment objective is growth of capital through investment in common stocks, with emphasis on medium- and small-sized growth companies. AIM will be particularly interested in companies that are likely to benefit from new or innovative products, services or processes that should enhance such companies' prospects for future growth in earnings. As a result of this policy, the market prices of many of the securities purchased and held by the Fund may fluctuate widely. Any income received from securities held by the Fund will be incidental, and an investor should not consider a purchase of shares of the Fund as equivalent to a complete investment program. The Capital Appreciation Fund's portfolio is primarily comprised of securities of two basic categories of companies: (1) "core" companies, which AIM considers to have experienced above-average and consistent long-term growth in earnings with excellent prospects for outstanding future growth, and (2) "earnings acceleration" companies which AIM believes are currently enjoying a dramatic increase in profits.



CAPITAL DEVELOPMENT FUND

         The Fund's investment objective is long-term growth of capital. Production of income is incidental to this objective. The Fund's principal investments are in common stocks, convertible securities and bonds. There can, of course, be no assurance that the Fund will in fact achieve its objective since all investments are inherently subject to market risks.



         The Fund will invest primarily in securities of small and medium-sized companies (i.e., companies which fall in the smallest 85% by market capitalization of publicly traded companies in the United States). Among factors that AIM may consider when selecting investments in a company for the Fund are
(i) the growth prospects for a company's products, (ii) the economic outlook for its industry, (iii) a company's new product development, (iv) its operating management capabilities, (v) the relationship between the price of the security and its estimated fundamental value, (vi) relevant market, economic and political environments and (vii) financial characteristics such as balance sheet analysis and return on assets. The Fund may invest in issuers making initial public offerings of their securities if AIM determines that the issuer has good prospects for growth.



DENT DEMOGRAPHIC TRENDS FUND

         The Fund's investment objective is long-term growth of capital. The Fund will seek to achieve its investment objective by investing in companies that are likely to benefit from demographic, economic and lifestyle trends, as suggested by Harry S. Dent Jr.'s research.

         Dent is an internationally known strategic consultant and best-selling author who provides the Fund's portfolio managers with macroeconomic and sector research, along with investment and market capitalization recommendations.

         The Fund's portfolio managers then focus on companies that have historically experienced or are deemed to have the potential for above-average, long-term growth in revenues and earnings. The Fund makes use of a unique investment style that blends AIM's earnings momentum approach with proprietary guidance from Dent.

         The Fund also employs objective and unemotional sell decisions. The Fund's portfolio managers will not hesitate to sell stocks that experience decelerated earnings and negative earnings revisions. They actively monitor valuation targets and may reduce positions that they believe have become too heavily weighted in the Fund's portfolio.

         The Fund is not limited exclusively to small-,mid- or large-cap stocks, which may help minimize the risks associated with sector investing.

         Demographic, economic and lifestyle trends may occur in different phases around the world. The Fund is positioned to potentially capture other countries' generational cycles by investing in both domestic and foreign stock issuers.



DIVERSIFIED INCOME FUND

         The Fund's investment objective is to seek to achieve a high level of current income. The Fund will seek to achieve its investment objective by investing primarily in: (i) domestic and foreign corporate debt securities, (ii) U.S. Government securities, including U.S. Government Agency Mortgage-Backed Securities, (iii) foreign government securities and (iv) lower-rated or unrated high yield debt securities (commonly known as "junk bonds") of U.S. and foreign companies. Under normal circumstances, the Fund's assets will be invested in each of these four sectors. The Fund may invest up to 10% of its total assets in common stocks, preferred stocks, similar equity securities and convertible securities of U.S. and foreign companies. The Fund does not intend to invest more than 50% of its total assets in lower-rated or unrated high yield securities or more than 50% of its total assets in foreign debt securities. (For a description of the various rating categories of corporate debt securities in which the Fund may invest, see Appendix A to this Statement of Additional Information. For a description of U.S. Government Agency Mortgage-Backed Securities, see Appendix B to this Statement of Additional Information.) However, the Fund may from time to time invest up to 100% of its total assets in U.S. Government securities and, as a defensive measure, may invest up to 100% of its total assets in money market securities. For a discussion of the investment risks associated with investments in high yield securities and foreign securities, see "Risk Factors" in this Statement of Additional Information.



GLOBAL GROWTH AND INCOME FUND

         The Fund's investment objective is long-term growth of capital together with current income. In seeking those objectives, the Fund normally invests at least 65% of its total assets in a combination of blue-chip equity securities and high quality government bonds. The Fund considers an equity security to be "blue chip" if: (i) during the issuer's most recent fiscal year the security offered an above average dividend yield relative to the latest reported dividend yield on the Morgan Stanley Capital International World Index; and (ii) the total equity market capitalization of the issuer is at least $1 billion. Government bonds are deemed to be high quality if at the time of the Fund's investment they are rated within one of the two highest ratings categories of Moody's Investors Services, Inc. ("Moody's") or Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), i.e., rated Aaa or Aa by Moody's or AAA or AA by S&P (or a comparable rating of any other nationally recognized statistical rating organizations "NRSROs") or, if unrated, are determined by AIM and INVESCO Asset Management Limited ("INVESCO") to be of comparable quality. (For a description of the various rating categories of corporate debt securities in which the Fund may invest, see Appendix A to this Statement of Additional Information.)

         Up to 35% of the Fund's assets may be invested in other equity securities, convertible securities and investment grade government and corporate debt obligations which AIM/INVESCO believes will assist the Fund in achieving its objectives.

         Equity securities that the Fund may purchase include common stocks, preferred stocks, and warrants to acquire such stocks and other equity securities. Government bonds that the Fund may purchase include debt obligations issued or guaranteed by the U.S. or foreign governments (including foreign states, provinces or municipalities) or their agencies, authorities or instrumentalities and debt obligations of supranational entities organized or supported by several national governments, such as the World Bank and the Asian Development Bank. The debt obligations held by the Fund may include debt obligations convertible into equity securities or having attached warrants or rights to purchase equity securities.

         Under normal market conditions, the Fund invests in the securities of issuers located in at least three different countries. Investments in securities of issuers in any one country other than the United States, will represent no more than 40% of the Fund's total assets. The Fund may purchase securities of an issuer located in one country but denominated in the currency of another country (or a multinational currency unit).

         AIM/INVESCO allocates the Fund's assets among securities of issuers located in countries where opportunities for meeting the Fund's investment objectives are expected to be the most attractive. The relative proportions of equity and debt securities held by the Fund at any one time will vary, and will depend upon AIM/INVESCO's assessment of global political and economic conditions and the relative strengths and weaknesses of the world equity and debt markets. To enable the Fund to respond to general economic changes and market conditions around the world, the Fund is authorized to invest up to 100% of its assets in either equity securities or debt securities.


GLOBAL UTILITIES FUND

         The Fund's investment objective is to achieve a high level of current income and secondarily growth of capital, by investing primarily in the common and preferred stocks of public utility companies (either domestic or foreign). Under normal circumstances, at least 65% of the Fund's total assets will be invested in securities of public utility companies (either domestic or foreign). Public utility companies include companies that provide electricity, natural gas or water and other sanitary services to the public, and telephone or telegraph companies and other companies providing public communications services. The Fund may also invest in developing utility technology companies and in holding companies which derive a substantial portion of their revenues from utility-related activities. Generally, a holding company will be considered to derive a substantial portion of its revenues from utility-related activities if such activities account for at least 40% of its revenues. The Fund may invest up to 25% of its total assets in convertible securities. When AIM deems it appropriate, the Fund may also purchase the bonds of such companies. Investments in non-convertible bonds, however, will not exceed 25% of the Fund's total assets. The Fund may invest up to 10% of its total assets in lower-rated or unrated high yield securities. (For a description of the various rating categories of corporate debt securities in which the Fund may invest, see Appendix A to this Statement of Additional Information.) During the fiscal year ended December 31, 1998, the Fund invested less than 5% of its net assets in below investment grade debt securities. The Fund may also invest up to 80% of its total assets in securities of foreign companies, including investments in American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and underlying securities of foreign issuers. For a discussion of the investment risks associated with investments in non-investment grade debt securities and foreign securities, see "Risk Factors" in this Statement of Additional Information.

         A portfolio of utility company securities is subject to a different degree of volatility than a more broadly diversified portfolio. Economic, operational or regulatory changes that affect utility companies will have a material impact upon the value of the securities that the Fund owns. Events, such as changing weather patterns, emergencies involving nuclear power plants, or rapidly changing fuel prices that have no direct connection with companies whose securities are owned by the Fund may affect the prices of those securities.

         Moreover, a portfolio of utilities industry securities is subject to the risks unique to that industry, such as inflationary or other increases in fuel and operating expenses, possible increases in the interest costs of loans needed for capital construction programs, compliance with environmental regulations, possible adverse changes in the regulatory climate and availability of fuel sources.


GOVERNMENT SECURITIES FUND

         The Fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal by investing in debt securities issued, guaranteed or otherwise backed by the United States Government. The government securities which may be purchased by the Fund include but are not limited to (1) U.S. Treasury obligations such as Treasury Bills (maturities of one year or less), Treasury Notes (maturities of one to ten years) and Treasury Bonds (generally maturities of greater than ten years) and
(2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities ("Agency Securities") which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, such as obligations of the Government National Mortgage Association ("GNMA"), (b) the right of the issuers to borrow an amount limited to a specific line of credit from the U.S. Treasury, such as obligations of the Federal National Mortgage Association ("FNMA"), the Federal Home Loan Bank and the U.S. Postal Service or
(c) the credit of the agency or instrumentality, such as obligations of the Federal Home Loan Mortgage Corporation ("FHLMC") and Federal Farm Credit System. Although their close relationship with the U.S. Government is believed to make them high-quality securities with minimal credit risks, the U.S. Government is not required by law to support the agencies and instrumentalities listed in (b) and (c), above. Accordingly, such securities may involve risk of loss of principal and interest; however, historically there have not been any defaults of such issues. For a listing of some of the types of Agency Securities in which the Fund may invest, see Appendix B to this Statement of Additional Information.


         The Fund's investments include high coupon U.S. Government Agency Mortgage-Backed Securities, which provide a higher coupon at the time of purchase than the prevailing market rate yield. The prices of high coupon U.S. Government Agency Mortgage-Backed Securities do not tend to rise as rapidly as those of traditional fixed rate securities at times when interest rates are decreasing, and tend to decline more slowly at times when interest rates are increasing. The Fund may purchase such securities at a premium, which means that a faster principal prepayment rate than expected will reduce the market value of and income from such securities, while a slower prepayment rate will tend to increase the market value of and income from such securities.

         The composition and weighted average maturity of the Fund's portfolio will vary from time to time, based upon the determination of AIM and how best to further the Fund's investment objective. The Fund may invest in government securities of all maturities, short-term, intermediate-term and long-term. The Fund intends to maintain a dollar-weighted average portfolio maturity of between three and ten years. This policy regarding portfolio maturity is a non-fundamental policy of the Fund.


GROWTH FUND

         The Fund's investment objective is to seek growth of capital principally by investing in seasoned and better capitalized companies considered by AIM to have strong earnings momentum. Current income will not be an important criterion of investment selection, and any such income should be considered incidental. It is anticipated that common stocks will be the principal form of investment by the Fund. The Fund's portfolio is primarily comprised of securities of two basic categories of companies: (1) "core" companies, which AIM considers to have experienced above-average and consistent long-term growth in earnings and to have excellent prospects for outstanding future growth, and (2) "earnings acceleration" companies which Fund management believes are currently enjoying a dramatic increase in profits.

GROWTH AND INCOME FUND

         The Fund's primary investment objective is growth of capital, with a secondary objective of current income. The Fund seeks to meet these objectives by investing at least 65% of its net assets in income-producing securities, including dividend-paying common stocks and convertible securities. The Fund's portfolio managers purchase securities of established companies that have long-term above-average growth in earnings and dividends, and growth companies that they believe have the potential for above-average growth in earnings and dividends. The Fund's portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential or the capacity to generate income.



HIGH YIELD FUND

         The Fund's objective is to achieve a high level of current income. The Fund seeks to achieve its objective by investing primarily in publicly traded non-investment grade debt securities. The Fund will also consider the possibility of capital growth when it purchases and sells securities. Debt securities of less than investment grade are considered "high risk" securities (commonly referred to as junk bonds). The Fund seeks high income principally by purchasing securities that are rated Baa, Ba or B by Moody's or BBB, BB, or B by S&P, or securities of comparable quality in the opinion of AIM that are either unrated or rated by other NRSROs(1). (For a description of the various rating categories, see Appendix A to this Statement of Additional Information.) The Fund may also hold, from time to time, securities rated Caa by Moody's or CCC by S&P, or if unrated or rated by other NRSROs, securities of comparable quality as determined by AIM. It should be noted, however, that achieving the Fund's investment objective may be more dependent on the credit analysis of AIM, and less on that of credit rating agencies, than may be the case for funds that invest in more highly rated bonds. At least 80% of the value of the Fund's total assets will be invested in debt securities, including convertible debt securities, and/or cash and cash equivalents. At least 65% of the value of the Fund's assets will be invested in high yield debt securities. The Fund may also invest in preferred stocks.


         While the securities held by the Fund are expected to provide greater income and, possibly, opportunity for greater gain than investments in more highly rated securities, they may be subject to greater risk of loss of income and principal and are more speculative in nature. The Fund's yield and the net asset value of its shares may be expected to fluctuate over time. Therefore, an investment in the Fund may not be appropriate for some investors and should not constitute a complete investment program for others. See "Risk Factors -- Non-Investment Grade Debt Securities."

         The Fund may invest in both illiquid securities and securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933. See "Illiquid Securities" for further information regarding such investments.


INTERNATIONAL EQUITY FUND

         The Fund's investment objective is to provide long-term growth of capital by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum. Any income realized by the Fund will be incidental and will not be an important criterion in the selection of portfolio securities.


         In managing the Fund, AIM seeks to apply to a diversified portfolio of international equity securities substantially the same investment strategy which it applies to the Growth Fund with respect to that Fund's investment in United States equities markets. The Fund will utilize to the extent practicable a fully managed investment policy providing for the selection of securities which meet certain quantitative standards determined


-------------------------------------


(1) "Requisite NRSRO" shall mean (a) any two nationally recognized statistical rating organizations that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time the Fund acquires the security; that NRSRO. At present the NRSROs are: Standard & Poor's Corp., Moody's Investors Service, Inc., Thomson Bankwatch, Duff and Phelps, Inc., Fitch IBCA, Inc. and, with respect to certain types of securities, IBCA Ltd and its subsidiary, IBCA, Inc. Subcategories or gradations in ratings (such as "+" or "-") do not count as rating categories.

by AIM. AIM will review carefully the earnings history and prospects for growth of each company considered for investment by the Fund. It is expected that the Fund's portfolio, when fully invested, will generally be comprised of two basic categories of foreign companies: (1) "core" companies, which AIM considers to have experienced consistent long-term growth in earnings and to have strong prospects for outstanding future growth, and (2) companies that AIM believes are currently experiencing a greater than anticipated increase in earnings. If a particular foreign company meets the quantitative standards determined by AIM, its securities may be acquired by the Fund regardless of the location of the company or the percentage of the Fund's investments in the company's country or region. However, AIM will also consider other factors in making investment decisions for the Fund, including such factors as the prospects for relative economic growth among countries or regions, economic and political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security. For a discussion of the investment risks associated with investments in foreign securities, see "Risk Factors" in this Statement of Additional Information.


MONEY MARKET FUND

         The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The Fund seeks to achieve its objective by investing in a diversified portfolio of high quality U.S. dollar denominated money market instruments and other similar instruments with maturities of 397 days or less from the date of purchase, and will maintain a dollar weighted-average portfolio maturity of 90 days or less. Securities subject to repurchase agreements may bear longer maturities.


         The Fund invests in a broad range of U.S. Government and foreign government obligations, and bank and commercial instruments that may be available in the money markets. Such obligations include U.S. Treasury obligations and repurchase agreements secured by such obligations. The Money Market Fund intends to invest in bankers' acceptances, certificates of deposit, repurchase agreements, time deposits, variable rate master demand notes, taxable municipal securities and commercial paper, and U.S. Government direct obligations and U.S. Government agencies' securities. Bankers acceptances, certificates of deposit and time deposits may be purchased from U.S. or foreign banks. All of these instruments, which are collectively referred to as "Money Market Obligations," are briefly described in Appendix C to this Statement of Additional Information.

         The Fund will limit investments in Money Market Obligations to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Generally "First Tier" securities are securities that are rated in the highest rating category by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO, or, if unrated, are determined by AIM (under the supervision of and pursuant to guidelines established by the Board of Directors) to be comparable quality to a rated security that meets the foregoing quality standards. For a more complete definition of a "First Tier" security, see "Money Market Obligations" in this Statement of Additional Information.

         The Money Market Fund may invest up to 100% of its total assets in obligations issued by banks. While the Fund will limit its investments in bank instruments to U.S. dollar denominated obligations, it may invest in Eurodollar obligations (i.e., U.S. dollar-denominated obligations issued by a foreign branch of a domestic bank), Yankee dollar obligations (i.e., U.S. dollar-denominated obligations issued by a domestic branch of a foreign bank) and obligations of foreign branches of foreign banks. The Money Market Fund will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 25% of its total assets at the time of purchase, provided that there is no limitation upon the Fund's investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligation is unconditionally liable in the event that the foreign branch for any reason fails to pay on the Eurodollar obligation; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks. Eurodollar, Yankee dollar and other foreign bank obligations include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. For a discussion of the risks pertaining to investments in foreign securities, see "Risk Factors" in this Statement of Additional Information.

TELECOMMUNICATIONS FUND

         The Fund's investment objective is long-term growth of capital. It seeks its objective by investing primarily in equity securities of companies throughout the world engaged in the development, manufacture or sale of telecommunications services or equipment.


         At least 65% of the Fund's total assets normally will be invested in common and preferred stocks and warrants to acquire such stocks issued by telecommunications companies. A "telecommunications company" is an entity in which (i) at least 50% of either its revenues or earnings was derived from telecommunications activities, or (ii) at least 50% of its assets was devoted to telecommunications activities, based on the issuer's most recent fiscal year. The remainder of the assets of the Fund may be invested in debt securities issued by telecommunications companies and/or equity and debt securities of companies outside of the telecommunications industry which, in the opinion of AIM, stand to benefit from developments in the telecommunications industries. (For a description of the various rating categories of corporate debt securities in which the Fund may invest, see Appendix A to this Statement of Additional Information). The Fund may, in pursuit of its objective, invest up to 5% of its total assets in below investment grade debt securities. See "Risk Factors -- Non-Investment Grade Debt Securities" for more information concerning the risk factors associated with investing in such securities.

         The Fund may invest substantially in securities denominated in one or more currencies. Under normal conditions, the Fund invests in the equity securities of issuers located in at least three different countries, including the United States. No more than 40% of the Fund's total assets will be invested in securities of issuers in any one country other than the United States.

         Telecommunications companies cover a variety of sectors, ranging from companies concentrating on established technologies to those primarily engaged in emerging or developing technologies. The characteristics of companies focusing on the same technology will vary among countries depending upon the extent to which the technology is established in the particular country. AIM will allocate the Fund's investments among these sectors depending upon its assessment of their relative long-term growth potentials.

         The Fund will invest primarily in issuers engaged in designing, developing or providing the following products and services: communications equipment and services (including equipment and services for both data and voice transmission); electronic components and equipment; broadcasting (including television and radio, satellite, microwave and cable television and narrowcasting); computer equipment, mobile communications and cellular radio/paging; electronic mail; local and wide area networking and linkage of word and data processing systems; publishing and information systems; videotext and teletext; and emerging technologies combining telephone, television and/or computer systems.

         Telecommunications is a global industry with significant, growing markets outside of the United States. A sizeable proportion of the companies that comprise the telecommunications industry are headquartered outside of the United States. From time to time, however, a significant portion of the Fund's assets may be invested in the securities of domestic issuers.

         AIM uses its financial expertise in markets located throughout the world in attempting to identify those countries and telecommunications companies then providing the greatest potential for long-term capital appreciation. In this fashion, AIM and the Fund seek to enable shareholders to capitalize on the substantial investment opportunities and the potential for long-term growth of capital presented by the global telecommunications industry. AIM will allocate the Fund's assets among securities of countries and in currency denominations and industry sectors where opportunities for meeting the Fund's investment objective are expected to be the most attractive.

         AIM believes that there are opportunities for continued growth in demand for components, products, media and systems to collect, store, retrieve, transmit, process, distribute, record, reproduce and use information. The pervasive societal impact of communications and information technologies has been accelerated by the lower costs and higher efficiencies that result from the blending of computers with telecommunications systems. Accordingly, companies engage in the production of methods for using electronic and, potentially, video technology to communicate information are expected to be important in the Fund's portfolio. Older technologies, such as photography and print, also may be represented, however.


VALUE FUND

         The Fund's investment objective is to achieve long-term growth of capital by investing primarily in equity securities judged by AIM to be undervalued relative to the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective. This secondary objective would be satisfied principally from the income (interest and dividends) generated by the common stocks, convertible bonds and convertible preferred stocks that make up the Fund's portfolio. The Fund should not be purchased by those who seek income as their primary investment objective.


         In addition to the securities described above, the Fund may also acquire preferred stocks and debt instruments having prospects for growth of capital. Although these different types of securities can be expected to generate amounts of income to satisfy the Fund's secondary objective, they will be purchased for their potential for growth of capital.

         The primary thrust of AIM's search for undervalued equity securities is in four categories: (1) out-of-favor cyclical growth companies; (2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the price of the company's equity securities; and (4) companies whose equity securities are selling at prices that do not reflect the current market value of its assets and where there is reason to expect realization of this potential in the form of increased equity values.


                  CERTAIN INVESTMENT STRATEGIES AND TECHNIQUES

         Each of the Funds has the flexibility to invest, to the extent described below, in a variety of instruments designed to enhance its investment capabilities. Each of the Funds may invest in money market obligations, foreign securities (including ADRs and EDRs), repurchase agreements, reverse repurchase agreements, taxable municipal securities, illiquid securities and Rule 144A securities; the Diversified Income Fund and the Government Fund may invest in U.S. Government Agency Mortgage-Backed Securities; each of the Funds may purchase or sell securities on a delayed delivery or when-issued basis and may borrow money; each of the Funds, other than the Money Market Fund, may lend portfolio securities and make short sales "against the box." A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain securities identical to those sold short without payment of any further consideration.

         Each of the Funds, other than the Money Market Fund, may write (i.e., sell) "covered" put and call options and buy put and call options on domestic and foreign securities, securities indices and currencies. Each of the Funds, other than the Money Market Fund, may use exchange-traded financial futures contracts, options thereon, and forward contracts as a hedge to protect against possible changes in market values. A brief description of these investment instruments and their risks appears below. See "Hedging and Other Investment Techniques" in this Statement of Additional Information for more detailed information.

MONEY MARKET OBLIGATIONS

         When deemed appropriate for temporary or defensive purposes, each of the Funds may hold cash or cash equivalent Money Market Obligations. Of course, the Money Market Fund invests exclusively in Money Market Obligations. While none of the Funds other than the Money Market Fund is required by regulation or fundamental policy to limit such investments to those which, at the date of purchase, are "First Tier" securities as that term is defined in Rule 2a-7 under the 1940 Act, it is the current intention of AIM to limit such investments to those securities which, at the time of purchase, are considered "First Tier" securities or securities which AIM has determined to be of comparable credit quality. To the extent that a Fund invests to a significant degree in these instruments, its ability to achieve its investment objective may be adversely affected.



         In addition to the Money Market Obligations described above, as a temporary or defensive measure, and without regard to their respective investment objectives, AIM, or AIM/INVESCO for the Global Growth and Income Fund, may invest all or substantially all of the assets of the Aggressive Growth Fund, the Balanced Fund, the Dent Demographic Trends Fund, the Diversified Income Fund, the Global Growth and Income Fund, the Global Utilities Fund, the High Yield Fund, the International Fund and the Telecommunications Fund in cash or Money Market Obligations, including repurchase agreements, denominated in foreign currencies.


         As set forth in the Prospectus, the Money Market Fund will limit its purchases of Money Market Obligations to U.S. dollar denominated securities which are "First Tier" securities, as such term is defined from time to time in Rule 2a-7 under the 1940 Act. A First Tier Security is generally a security that: (i) has received a short-term rating, or is subject to a guarantee that has received a short-term rating, or, in either case, is issued by an issuer with a short-term rating from the Requisite NRSROs in the highest short-term rating category for debt obligations; (ii) is an unrated security that the Fund's investment adviser has determined are of comparable quality to a rated security described in (i); (iii) is a security issued by a registered investment company that is a money market fund; or (iv) is a Government Security.

         Subsequent to its purchase by the Fund, an issue of Money Market Obligations may cease to be a First Tier security. Subject to certain exceptions set forth in Rule 2a-7, such an event will not require the elimination of the security from the Fund, but AIM will consider such an event to be relevant in its determination of whether the Fund should continue to hold the security.

REPURCHASE AGREEMENTS

         Each of the Funds may enter into repurchase agreements with institutions believed by the Company's Board of Directors to present minimal credit risk. A repurchase agreement is an instrument under which the Fund acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the Fund's holding period. With regard to repurchase transactions, in the event of a bankruptcy or other default of a seller of a repurchase agreement (such as the sellers' failure to repurchase the obligation in accordance with the terms of the agreement), a Fund could experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and
(c) expenses of enforcing its rights. Repurchase agreements are considered to be loans by the Fund under the 1940 Act. Repurchase agreements will be secured by U.S. Treasury securities, U.S. Government agency securities (including, but not limited to, those which have been stripped of their interest payments and mortgage-backed securities) and commercial paper.

         Although the underlying collateral for repurchase agreements may have maturities exceeding one year, the Funds will not enter into repurchase agreements expiring in more than seven days. The Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. Repurchase agreements are considered to be loans by the Fund under the 1940 Act. Securities subject to repurchase agreements will be held in the custodian's account with the Federal Book-Entry System on behalf of the Fund.

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES

         The Diversified Income Fund and the Government Fund may invest in U.S. Government Agency Mortgage-Backed Securities. These securities are obligations issued or guaranteed by the United States Government or by one of its agencies or instrumentalities, including but not limited to GNMA, FNMA, or

FHLMC. U.S. Government Agency Mortgage-Backed Certificates provide for the pass-through to investors of their pro-rata share of monthly payments (including any principal prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and servicers of the underlying mortgage loans. GNMA, FNMA and FHLMC each guarantee timely distributions of interest to certificate holders. GNMA and FNMA guarantee timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC Gold Participation Certificates now guarantee timely payment of monthly principal reductions. Although their close relationship with the U.S. Government is believed to make them high-quality securities with minimal credit risks, the U.S. Government is not obligated by law to support either FNMA or FHLMC. However, historically there have not been any defaults of FNMA or FHLMC issues. See Appendix B for a more complete description of GNMA securities.

         Mortgage-backed securities consist of interests in underlying mortgages generally with maturities of up to thirty years. However, due to early unscheduled payments of principal of the underlying mortgages, the securities have a shorter average life and, therefore, less volatility than a comparable thirty-year bond. The value of U.S. Government Agency Mortgage-Backed Securities, like other traditional debt instruments, will tend to move in the opposite direction compared to interest rates.

CONVERTIBLE SECURITIES

         To the extent consistent with their respective investment objectives, each of the Funds (except the Money Market Fund) may invest in convertible securities. Convertible securities usually consist of corporate debt securities or preferred stock that may in certain circumstances be converted into a predetermined number of shares of another form of that issuer's equity, usually common stock. Convertible securities consequently often involve attributes of both debt and equity instruments, and investment in such securities requires analysis of both credit and stock market risks. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. Although the Funds will only purchase convertible securities that AIM considers to have adequate protection parameters, including an adequate capacity to pay interest and repay principal in a timely manner, each applicable Fund invests in such securities without regard to corporate bond ratings.


REAL ESTATE INVESTMENTS TRUSTS ("REITs")



         To the extent consistent with their respective investment objectives and policies, each of the Funds (except the Government Fund and the Money Market
Fund) may invest in equity and/or debt securities issued by REITs. Such investments will not exceed (i) 25% of the total assets of the Aggressive Growth Fund, the Balanced Fund, the Blue Chip Fund, the Capital Appreciation Fund, the Capital Development Fund, the Dent Demographic Trends Fund, the Global Utilities Fund, the Growth Fund, the Growth and Income Fund, the International Fund and the Value Fund; and (ii) 10% of the total assets of the Diversified Income Fund and the High Yield Fund.


         REITs are trusts which sell equity or debt securities to investors and use the proceeds to invest in real estate or interest therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the Southeastern United States, or both.

         To the extent that the Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. The Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

         In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

FOREIGN SECURITIES


         To the extent consistent with their respective investment objectives, each of the Funds may invest in foreign securities. It is not anticipated that such foreign securities will constitute more than: (i) 20% of the value of the total assets of the Balanced Fund, the Capital Appreciation Fund, the Government Fund, the Growth Fund and the Growth and Income Fund; (ii) 25% of the value of the total assets of the Aggressive Growth Fund, the Blue Chip Fund, the Capital Development Fund, the Dent Demographic Trends Fund, the High Yield Fund and the Value Fund; (iii) 50% of the value of the total assets of the Diversified Income Fund and the Money Market Fund (however, the Money Market Fund may only invest in foreign securities denominated in U.S. dollars); (iv) 75% of the value of the total assets of the Telecommunications Fund; (v) 80% of the value of the total assets of the Global Utilities Fund; and (vi) 90% of the value of the total assets of the Global Growth and Income Fund. The International Fund will invest at least 70% of its total assets in foreign securities.


         The Diversified Income Fund may invest in debt obligations which may be denominated in the U.S. dollar or in other currencies issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank, Asian Development Bank and European Economic Community), and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities. The Diversified Income Fund may also invest in debt obligations issued by corporations denominated in non-U.S. dollar currencies. No more than 25% of the Diversified Income Fund's total assets, at the time of purchase, will be invested in government securities of any one foreign country. At the present time, AIM does not intend to invest more than 10% of the Diversified Income Fund's total assets in securities issued by foreign governments or foreign companies located in developing countries in various regions of the world. A "developing country" is a country in the initial stages of its industrial cycle. Investments in emerging markets or developing countries involve exposure to economic structures that are generally less diverse and mature and to political systems which can be expected to have less stability than those of more developed countries. Such countries may have relatively unstable governments, economies based on only a few industries, and securities markets which trade only a small number of securities. Historical experience indicates that emerging markets have been more volatile than the markets of more mature economies; such markets have also from time to time provided higher rates of return and greater risks to investors. AIM believes that these characteristics of emerging markets can be expected to continue in the future.

         The Global Growth and Income Fund may invest up to 90% of its total assets in securities of foreign companies. Under normal market conditions, the Global Growth and Income Fund will be invested in securities of issuers located in at least three different countries. Investments in securities of issuers in any one country other than the United States, will represent no more than 40% of the Fund's total assets. The Fund may purchase securities of an issuer located in one country but denominated in the currency of another country (or a multinational currency unit).

         The Global Utilities Fund may invest up to 80% of its total assets in securities of foreign companies, including investments in ADRs, EDRs and other securities representing underlying securities of foreign issuers. Under normal market conditions, the Global Utilities Fund will be invested in securities of issuers located in at least four countries, one of which will be the United States, although for defensive purposes, it may invest 100% of its total assets in securities of U.S. issuers. In some foreign countries, utility companies are partially owned by government agencies. In some cases, foreign government agencies may have significant investments in businesses other than utility companies. Also, investments in securities of foreign issuers may involve other risks which are not ordinarily associated with investments in domestic issuers. In addition, investors should also be aware that the Global Utilities Fund may invest in companies located within emerging or developing countries.


         Under normal market conditions the International Fund will invest at least 70% of its total assets in marketable equity securities (including common and preferred stock and depositary receipts for stock) and may invest up to 20% of its total assets in securities exchangeable for or convertible into stock or foreign companies.

         Under normal market conditions, the International Fund intends to invest in the securities of foreign companies located in at least four countries outside the United States. The International Fund will emphasize investment in foreign companies in the developed countries of Western Europe and the Pacific Basin, but the Fund may also invest to a lesser extent in the securities of companies located in developing countries in various regions of the world. At the present time, AIM does not intend to invest more than 20% of the International Fund's total assets in securities issued by foreign governments or foreign companies located in developing countries.

         For a discussion of the risks pertaining to investments in foreign obligations, see "Risk Factors" in this Statement of Additional Information.

FOREIGN EXCHANGE TRANSACTIONS

         Purchases and sales of foreign securities are usually made with foreign currencies, and consequently the Funds (except the Government Fund and the Money Market Fund) may from time to time hold cash balances in the form of foreign currencies and multinational currency units. Such foreign currencies and multinational currency units will usually be acquired on a spot (i.e. cash) basis at the spot rate prevailing in foreign exchange markets and will result in currency conversion costs to the Fund. A Fund attempts to purchase and sell foreign currencies on as favorable a basis as practicable; however, some price spread on foreign exchange transactions (to cover service charges) may be incurred, particularly when the Fund changes investments from one country to another, or when U.S. Dollars are used to purchase foreign securities. Certain countries could adopt policies which would prevent the Fund from transferring cash out of such countries, and the Fund may be affected either favorably or unfavorably by fluctuations in relative exchange rates while the Fund holds foreign currencies.

ADRS AND EDRS

         To the extent consistent with their respective investment objectives each of the Funds (except the International Fund which is discussed separately above) may also invest in securities which are in the form of ADRs, EDRs or other securities representing underlying securities of foreign issuers. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. ADRs, EDRs and other securities representing underlying securities of foreign issuers are treated as foreign securities for purposes of determining the applicable limitation on investment in foreign securities.

LENDING OF PORTFOLIO SECURITIES

         Each Fund (except the Money Market Fund) may, from time to time, lend securities from their respective portfolios, with a value not exceeding 33 1/3% of their respective total assets, to banks, brokers and other financial institutions, and receive in return collateral in the form of liquid assets which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The collateral received will consist of cash, U.S. Government securities, letters of credit or such other collateral as may be permitted under each such Fund's investment program. While the securities are being lent, a Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. A Fund has a right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. A Fund will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote. During the period of the loan, the applicable Fund receives the income on both the loaned securities and the collateral (or a fee) and thereby increases its yield. In the event that the borrower defaults on its obligation to return loaned securities because of insolvency or otherwise, the Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent that the value of the collateral falls below the market value of the loaned securities. Loans will only be made to persons deemed by AIM to be of good standing and will not be made unless, in the judgment of AIM, the consideration to be earned from such loans would justify the risk.

REVERSE REPURCHASE AGREEMENTS

         Reverse repurchase agreements involve the sale by the Fund of portfolio securities, with an agreement that the Fund will repurchase the securities at an agreed upon price, date and interest payment. Each Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets having a dollar value equal to the repurchase price. Each of the Funds may enter into reverse repurchase agreements in amounts not exceeding 33 1/3% of the value of their respective total assets. Reverse repurchase agreements involve the risk that the market value of securities retained by a Fund in lieu of liquidating may decline below the repurchase price of the securities sold by the Fund which is obligated to repurchase. This risk, if encountered, could cause a reduction in the net asset value of the Fund's shares. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. See "Borrowing" in this Statement of Additional Information for percentage limitations on borrowings.

DELAYED DELIVERY AGREEMENTS AND WHEN-ISSUED SECURITIES

         Each Fund may enter into delayed delivery agreements and may purchase securities on a "when-issued" basis.

         Delayed delivery agreements involve commitments by each such Fund to dealers or issuers to acquire securities or instruments at a specified future date beyond the customary settlement date for such securities. These commitments fix the payment price and interest rate to be received on the investment. Delayed delivery agreements will not be used as a speculative or leverage technique. Rather, from time to time, AIM can anticipate that cash for investment purposes will result from scheduled maturities of existing portfolio instruments or from net sales of shares of the Fund and may enter into delayed delivery agreements to assure that the Fund will be as fully invested as possible in instruments meeting its investment objective. Until the settlement date, the Fund will segregate cash or other liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery securities. The delayed delivery securities, which will not begin to accrue interest until the settlement date, will be recorded as an asset of the Fund and will be subject to the risks of market fluctuation. The purchase price of the delayed delivery securities is a liability of the Fund until settlement. If cash is not available to the Fund at the time of settlement, the Fund may be required to dispose of portfolio securities that it would otherwise hold to maturity in order to meet its obligation to accept delivery under a delayed delivery agreement. The Board of Directors has determined that entering into delayed delivery agreements does not present a materially increased risk of loss to shareholders, but the Board of Directors may restrict the use of delayed delivery agreements if the risk of loss is determined to be material or if it affects the constant net asset value of the Money Market Fund.

         Many new issues of debt securities are offered on a "when-issued" basis, that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. The Funds will only make commitments to purchase such debt securities with the intention of actually acquiring such securities, but the Funds may each sell these securities before the settlement date if it is deemed advisable. The Fund holds, and maintains until the settlement date segregated liquid assets of a dollar value sufficient at all times to make payment for the when-issued securities. The securities will be marked-to-market and additional assets will be segregated if necessary to maintain adequate coverage of the when-issued commitments.

         Securities purchased on a when-issued basis and the securities held in the Funds' portfolios are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way, i.e., all those securities experiencing appreciation when interest rates rise). Therefore, if, in order to achieve higher interest income, a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then-available cash flow, by sale of the segregated securities, by the sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the applicable Fund's payment obligation).

         A sale of securities to meet such obligations carries with it a greater potential for the realization of net short-term capital gains, which are not exempt from federal income taxes. The value of when-issued securities on the settlement date may be more or less than the purchase price.

         If a Fund enters into a delayed delivery agreement or purchases a when-issued security, the Fund will direct its custodian bank to segregate liquid assets in an amount equal to its delayed delivery agreements or when-issued commitments. If the market value of such securities declines, additional cash or securities will be segregated on a daily basis so that the market value of the account will equal the amount of such Fund's delayed delivery agreements and when-issued commitments. To the extent that funds are segregated, they will not be available for new investment or to meet redemptions. Investment in securities on a when-issued basis and use of delayed delivery agreements may increase the Fund's exposure to market fluctuation, or may increase the possibility that the Fund will incur a short-term loss, if the Fund must engage in portfolio transactions in order to honor a when-issued commitment or accept delivery of a security under a delayed delivery agreement. The Fund will employ techniques designed to minimize these risks. No additional delayed delivery agreements or when-issued commitments will be made by a Fund if, as a result, more than 25% of the Fund's net assets would become so committed.

         The Government Fund may engage in buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, the Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.

DOLLAR ROLL TRANSACTIONS

         In order to enhance portfolio returns and manage prepayment risk, the Diversified Income Fund and the Government Fund may engage in dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage security held in the portfolio to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayments histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the sold security.

         Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. See "Borrowing," below for the applicable limitation on dollar roll transactions.

BORROWING

         Each of the Funds may borrow money to a limited extent from banks (including the Funds' custodian bank) for temporary or emergency purposes subject to the limitations under the 1940 Act. Each Fund will restrict borrowings, reverse repurchase agreements and dollar roll transactions to an aggregate of 33 1/3% of the Fund's total assets at the time of the transaction. No Fund will purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets.

ILLIQUID SECURITIES

         None of the Funds will invest more than 15% of their respective net assets in illiquid securities, including restricted securities which are illiquid. The Money Market Fund will not invest more than 10% of its net assets in illiquid securities.

SPECIAL SITUATIONS

         Although the Capital Appreciation Fund does not currently intend to do so, it may invest in "special situations." A special situation arises when, in the opinion of the Fund's management, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs and new management or management policies. Although large and well known companies may be involved, special situations more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

WARRANTS


         The Aggressive Growth Fund, the Blue Chip Fund, the Capital Development Fund, the Dent Demographic Trends Fund, the Global Growth and Income Fund, the Growth and Income Fund and the Telecommunications Fund may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of a warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.


SHORT SALES

         Each of the Funds (except the Money Market Fund) may enter into short sales transactions from time to time. None of these Funds will make short sales of securities nor maintain a short position unless at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short. This is a technique known as selling short "against the box." Such short sales will be used by each of the Funds for the purpose of deferring recognition of gain or loss for federal income tax purposes. In no event may more than 10% of the value of any such Fund's total assets be deposited or pledged as collateral for such sales at any time.

RULE 144A SECURITIES

         Each of the Funds may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). These securities are sometimes referred to as private placements. Although securities which may be resold only to "qualified institutional buyers" in accordance with the provisions of Rule 144A under the 1933 Act are technically considered "restricted securities," the Funds may each purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above under "Illiquid Securities," provided that a determination is made that such securities have a readily available trading market. AIM will determine the liquidity of Rule 144A securities under the supervision of the Company's Board of Directors. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers, (iii) dealer undertakings to make a market, and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored by AIM and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed its applicable percentage limitation for investments in illiquid securities.


INVESTMENT IN OTHER INVESTMENT COMPANIES



         Each of the Funds may invest in other investment companies to the extent permitted by the 1940 Act, and rules and regulations thereunder, and if applicable, exemptive orders granted by the SEC. The Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment adviser (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of such Fund. With respect to a Fund's purchase of shares of the Affiliated Money Market Funds, the Fund will indirectly pay the advisory fees and other operating expenses of the Affiliated Money Market Funds.


TEMPORARY DEFENSIVE INVESTMENTS


         In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, each of the Funds may temporarily hold all or a portion of its assets in cash, money market instruments, bonds, or other debt securities. Each of the Funds may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes. For a description of the various rating categories of corporate bonds and commercial paper in which the Funds may invest, see the Appendix to this Statement of Additional Information.


ASSET ALLOCATION AMONG COUNTRIES

         The Global Growth and Income Fund currently contemplates that it will invest principally in securities of issuers in the United States, Canada, Japan, the Western European nations, New Zealand and Australia, and it may invest in securities denominated in more than one currency.

UTILITIES INDUSTRY

         The following is a general description of the particular types of utilities industries in which the Global Utilities Fund may invest.

         Electric Utility Industry. Electric utilities are heavily regulated. Local rates are subject to the review of state commissions, and sales either between companies or that cross state lines are subject to review by the Federal Energy Regulatory Commission. The industry is also subject to regulation by the SEC under the Public Utility Holding Company Act of 1935. In addition, companies constructing or operating nuclear powered generating stations are subject to extensive regulation by the Nuclear Regulatory Commission.

         Electric utility companies are also subject to extensive local regulation in environmental and site location matters. Future legislation with regard to the issues of acid rain and toxic and radioactive wastes could have a significant impact on the manner in which utility companies conduct their business, and the costs that they incur. Since the late 1970s, investor-owned utilities have experienced a number of unfavorable regulatory trends, including increased regulatory resistance to price increases and new legislation encouraging competition.

         Electric utilities have recently become subject to competition in varying degrees. This competition can have the effect of decreasing revenues and profit margins.

         Natural Gas Industry. The natural gas industry is comprised primarily of many small distribution companies and a few large interstate pipeline companies. The Public Utility Holding Company Act of 1935 has generally acted as a bar to the consolidation of pipeline and distribution companies. Regulation of these companies is similar to that of electric companies. The performance of natural gas utilities may also be substantially affected by fluctuations in energy prices. Competition in the natural gas industry has resulted in the consolidation of the industry.

         Communications Industry. Most of the communications industry capacity is concentrated in the hands of a few very large publicly-held companies, unlike the situation in the electric and gas industries. Significant risks for the investor to overcome still exist, however, including risk relating to pricing at marginal versus embedded cost. New entrants may have lower costs of material due to newer technologies or lower standards of reliability than those heretofore imposed by American Telephone & Telegraph ("AT&T") on the industry. Accordingly, the marginal cost of incremental service is much lower than the costs embedded in an existing network. Communications companies are not subject to the Public Utility Holding Company Act of 1935.

         Interstate communications service may be subject to Federal Communications Commission regulation. Local service may be regulated by the states. In addition, AT&T and its former subsidiaries are still subject to judicial review pursuant to the settlement of the antitrust case brought against them by the Department of Justice.

         Water Utility Industry. The water utility industry is composed of regulated public utilities that are involved in the distribution of drinking water to densely populated areas. The industry is geographically diverse and subject to the same rate base and rate of return regulations as are other public utilities. Demand for water is most heavily influenced by the local weather, population growth in the service area and new construction. Supplies of clean, drinkable water are limited and are primarily a function of the amount of past rainfall.

         Other. In addition to the particular types of utilities industries described above, the Fund may invest in developing utility technology companies (such as cellular telephone, fiber optics and satellite communications firms) and in holding companies which derive a substantial portion of their revenues from utility-related activities.


                    OPTIONS, FUTURES AND CURRENCY STRATEGIES



INTRODUCTION


         Each of the Funds (except the Money Market Fund) may each use forward contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with each Fund's investments. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES

         The use by the Funds of options, futures contracts and forward currency contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

         (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

         (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

         (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

         (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract, forward contract or option thereon at any particular time.

         (5) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

         (6) There is no assurance that a Fund will use hedging transactions. For example, if a Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.

COVER

         Transactions using forward contracts, futures contracts and options (other than options purchased by a Fund) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, forward contracts or futures contracts or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a futures contract, forward contract or option is deemed to be illiquid, the assets used to "cover" the Fund's obligation will also be treated as illiquid for purposes of determining the Fund's maximum allowable investment in illiquid securities.

        Even though options purchased by the Funds do not expose the Funds to an obligation to another party, but rather provide the Funds with a right to exercise, the Funds intend to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, the Fund will treat the market value of the option (i.e., the amount at risk to the Fund) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.

         Assets used as cover cannot be sold while the position in the corresponding forward contract, futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

WRITING CALL OPTIONS

         Each of the Funds may write (sell) covered call options on securities, futures contracts, forward contracts, indices and currencies. As the writer of a call option, a Fund would have the obligation to deliver the underlying security, cash or currency (depending on the type of derivative) to the holder (buyer) at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of a Fund continues, it may be assigned an exercise notice, requiring it to deliver the underlying security, cash or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option identical to that previously sold.

         When writing a call option a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security, contract or currency above the exercise price, and retains the risk of loss should the price of the security, contract or currency decline. Unlike one who owns securities, contracts or currencies not subject to an option, a Fund has no control over when it may be required to sell the underlying securities, contracts or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received.

         Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option.

         Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security, contract or currency with either a different exercise price or expiration date, or both.

WRITING PUT OPTIONS

         Each of the Funds may write (sell) covered put options on securities, futures contracts, forward contracts, indices and currencies. As the writer of a put option, a Fund would have the obligation to buy the underlying security, contract or currency (depending on the type of derivative) at the exercise price at any time until (American style) or on (European style) the expiration date. This obligation terminates upon the expiration of the put option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option identical to that previously sold.

         A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay for the underlying security, contract or currency. The risk in such a transaction would be that the market price of the underlying security, contract or currency would decline below the exercise price less the premium received.

PURCHASING PUT OPTIONS


         Each of the Funds may purchase covered put options on securities, futures contracts, forward contracts, indices and currencies. As the holder of a put option, a Fund would have the right to sell the underlying security, contract or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such options, exercise such option or permit such option to expire.

         A Fund may purchase a put option on an underlying security, contract or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon exercise of said option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost.

         A Fund may also purchase put options on underlying securities, contracts or currencies against which it has written other put options. For example, where a Fund has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, a Fund may write call options on underlying securities, contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a "collar."

PURCHASING CALL OPTIONS

         Each of the Funds may purchase covered call options on securities, futures contracts, forward contracts, indices and currencies. As the holder of a call option, a Fund would have the right to purchase the underlying security, contract or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

         Call options may be purchased by a Fund for the purpose of acquiring the underlying security, contract or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security, contract or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

         Each of the Funds may also purchase call options on underlying securities, contracts or currencies against which it has written other call options. For example, where a Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."


OVER-THE-COUNTER OPTIONS


         Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

         The staff of the SEC considers purchased OTC options (i.e. the market value of the option) to be illiquid securities. A Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by it. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.


INDEX OPTIONS

         Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference.

         The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index.

LIMITATIONS ON OPTIONS

         A Fund will not write options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. A Fund will not purchase options if, at the time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS

         Each of the Funds may enter into interest rate, currency or stock index futures contracts (collectively, "Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels, respectively, in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by it. A Fund's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

         A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place. A stock index future provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Future is outstanding.


         The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC"). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. For a further discussion of the risks associated with investments in foreign securities, see "Foreign Securities" in this Statement of Additional Information.

         Closing out an open Future is effected by entering into an offsetting Future for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Future at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Future.

         A Fund's Futures transactions will be entered into for hedging purposes only; that is, Futures will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

         "Margin" with respect to Futures is the amount of funds that must be deposited by a Fund in order to initiate Futures trading and maintain its open positions in Futures. A margin deposit made when the Futures Contract is entered ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Future is set by the exchange on which the Future is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

         Subsequent payments, called "variation margin," to and from the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures more or less valuable, a process known as marking-to-market.

         If a Fund were unable to liquidate a Future or an option on a Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

OPTIONS ON FUTURES CONTRACTS

         Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account.

FORWARD CONTRACTS

         A forward contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund either may accept or make delivery of the currency at the maturity of the forward contract. A Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Forward contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.

         Each of the Funds may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund may enter into forward contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency.

         The cost to a Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while forward contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES

         To the extent that a Fund enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the total assets of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

                                  RISK FACTORS


         Investors should consider carefully the following special factors before investing in any of the Funds.


SMALL CAPITALIZATION COMPANIES

         Investors should realize that equity securities of small to medium-sized companies may involve greater risk than is associated with investing in more established companies. Small to medium-sized companies often have limited product and market diversification, fewer financial resources or may be dependent on a few key managers. Any one of the foregoing may change suddenly and have an immediate impact on the value of the company's securities. Furthermore, whenever the securities markets are experiencing rapid price changes due to national economic trends, secondary growth securities have historically been subject to exaggerated price changes.


NON-INVESTMENT GRADE DEBT SECURITIES


         The Balanced Fund, the Diversified Income Fund, the High Yield Fund, and to a lesser extent the Dent Demographic Trends Fund, the Global Utilities Fund and the Telecommunications Fund may seek to meet their respective investment objectives by investing in non-investment grade debt securities, commonly known as "junk bonds." While generally providing greater income and opportunity for gain, non-investment grade debt securities may be subject to greater risks than higher-rated securities. Economic downturns tend to disrupt the market for junk bonds and adversely affect their values. Such economic downturns may be expected to result in increased price volatility for junk bonds and of the value of shares of the above-named Funds, and increased issuer defaults on junk bonds.


         In addition, many issuers of junk bonds are substantially leveraged, which may impair their ability to meet their obligations. In some cases, junk bonds are subordinated to the prior payment of senior indebtedness, which potentially limits a Fund's ability to fully recover principal or to receive payments when senior securities are subject to a default.

         The credit rating of a junk bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer's financial condition. Junk bonds have speculative characteristics which are likely to increase in number and significance with each successive lower rating category.

         When the secondary market for junk bonds becomes more illiquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult for the Company's directors to value a Fund's securities, and judgment plays a more important role in determining such valuations. Increased illiquidity in the junk bond market also may affect a Fund's ability to dispose of such securities at desirable prices.

         In the event a Fund experiences an unexpected level of net redemptions, the Fund could be forced to sell its junk bonds without regard to their investment merits, thereby decreasing the asset based upon which the Fund's expenses can be spread and possibly reducing the Fund's rate of return. Prices of junk bonds have been found to be less sensitive to fluctuations in interest rates, and more sensitive to adverse economic changes and individual corporate developments, than those of higher-rated debt securities.

FOREIGN SECURITIES

         Investments by a Fund in foreign securities whether denominated in U.S. dollars or foreign currencies, may entail the following risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described below.

         CURRENCY RISK. The value of the Fund's foreign investments may be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security generally decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the U.S. dollar falls against such currency.


         On January 1, 1999, certain members of the European Economic and Monetary Union ("EMU"), namely Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain established a common European currency known as the "euro" and each member's local currency became a denomination of the euro. It is anticipated that each participating country will replace its local currency with the euro on July 1, 2002. Any other European country that is a member of the European Union and satisfies the criteria for participation in the EMU may elect to participate in the EMU and may supplement its existing currency with the euro. The anticipated replacement of existing currencies with the euro on July 1, 2002 could cause market disruptions before or after July 1, 2002 and could adversely affect the value of securities held by the Fund.


         POLITICAL AND ECONOMIC RISK. The economies of many of the countries in which the Fund may invest are not as developed as the United States economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Fund's investments.

         REGULATORY RISK. Foreign companies are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Fund's shareholders.

         MARKET RISK. The securities markets in many of the countries in which the Fund invests will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies and governments may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative difficulties (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

         In addition, there are risks associated with certain investment strategies employed by the Funds as discussed in the previous section.

NON-DIVERSIFIED PORTFOLIO (GLOBAL UTILITIES FUND ONLY)

         The Global Utilities Fund is a non-diversified portfolio, which means that it may invest a greater proportion of its assets in the securities of a smaller number of issuers and therefore may be subject to greater market and credit risk than a more broadly diversified portfolio. (A diversified portfolio may not invest more than 5% of its assets in obligations of one issuer, with respect to 75% of its total assets.)


                             INVESTMENT RESTRICTIONS

FUNDAMENTAL RESTRICTIONS

         The following restrictions apply to all of the Funds and are fundamental. Unless permitted by law, they will not be changed for any Fund without approval of that Fund's voting securities.

         None of the Funds will:

         (1) invest for the purpose of exercising control over or management over a company except that each Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order;

         (2) act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the 1933 Act;

         (3) purchase or sell real estate or any interest therein, except that each Fund may, as appropriate and consistent with its investment policies and other investment restrictions, invest in securities of corporate or governmental entities secured by real estate or marketable interests therein or securities of issuers that engage in real estate operations or interests therein, and may hold and sell real estate acquired as a result of ownership in such securities;

         (4) purchase or sell commodity contracts, except that each Fund may, as appropriate and consistent with its investment policies and other investment restrictions, enter into futures contracts on securities, securities indices and currency, options on such futures contracts, forward foreign currency exchange contracts, forward commitments and repurchase agreements;

         (5) make loans, except for collateralized loans of portfolio securities in an amount not exceeding 33 1/3% of the applicable Fund's total assets. This restriction does not prevent a Fund from purchasing government obligations, short-term commercial paper, or publicly traded debt, including bonds, notes, debentures, certificates of deposit, bankers acceptances and equipment trust certificates, nor does this restriction apply to loans made under insurance policies, or through entry into repurchase agreements, to the extent they may be viewed as loans;

         (6) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets at market value at the time of each investment, except that the Money Market Fund may invest up to

100% of its assets in obligations issued by banks. This limitation does not apply to the Global Utilities Fund or to investments in obligations of the U.S. Government or any of its agencies or instrumentalities but will apply to foreign government obligations unless the Securities and Exchange Commission permits their exclusion;


         (7) issue senior securities, except to the extent permitted by the 1940 Act, including permitted borrowings; and



         (8) purchase securities of an issuer (other than investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or except that each Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order), if as a result with respect to 75% of the value of the Fund's total assets, taken at market value, (i) more than 5% of the Fund's total assets taken at market value would be invested in the securities of such issuer, except that up to 25% of the Fund's total assets may be invested in securities issued or guaranteed by any foreign government or its agencies or instrumentalities, or
(ii) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund. As a matter of operating policy, the Money Market Fund will invest no more than 5% of the value of that Fund's total assets in securities, other than U.S. Government securities of any one issuer, except that the Money Market Fund may invest up to 25% of its total assets in First Tier Securities (as defined in Rule 2a-7 under the 1940
Act) of a single issuer for a period of up to three business days after the purchase of such security. This restriction does not apply to the Global Utilities Fund.



         Each Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as that Fund.


NON-FUNDAMENTAL RESTRICTIONS

         The following investment restrictions apply to all of the Funds but are not fundamental. They may be changed for any Fund without approval of that Fund's voting securities.

         (1) None of the Funds will invest more than 15% (10% for the Money Market Fund) of its assets in securities restricted as to disposition under federal securities laws, or securities otherwise considered illiquid or not readily marketable, including repurchase agreements having a maturity of more than seven days.

         (2) None of the Funds will purchase or retain the securities of any issuer if, to the knowledge of AIM, those officers and Directors of the Company, its adviser or distributor owning individually more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer.

         (3) The Company does not currently intend to invest all of the assets of any Fund in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and limitations as that Fund.

         (4) The Fund may not invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

                                   MANAGEMENT

DIRECTORS AND OFFICERS

         The directors and officers of the Company and their principal occupations during at least the last five years are set forth below. Unless otherwise indicated, the address of each director and executive officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

                                              POSITIONS HELD
         NAME, ADDRESS AND AGE                WITH REGISTRANT      PRINCIPAL OCCUPATION DURING PAST 5 YEARS
         ---------------------                ---------------      ----------------------------------------

*CHARLES T. BAUER (80)                         Director and        Chairman of the Board of Directors, A I M
                                                 Chairman          Management Group Inc., A I M Advisors,
                                                                   Inc. and A I M Capital Management, Inc.,
                                                                   A I M Distributors, Inc., A I M Fund Services,
                                                                   Inc. and Fund Management Company; and
                                                                   Vice Chairman and Director, AMVESCAP
                                                                   PLC.

BRUCE L. CROCKETT (55)                           Director          Director, ACE Limited (insurance company).
906 Frome Lane                                                     Formerly, Director, President and Chief
McLean, VA 22102                                                   Executive Officer, COMSAT Corporation and
                                                                   Chairman, Board of Governors of INTELSAT,
                                                                   (international communications company).

OWEN DALY II (75)                                Director          Director, Cortland Trust Inc. (investment
Six Blythewood Road                                                company). Formerly, Director, CF & I Steel
Baltimore, MD  21210                                               Corp., Monumental Life Insurance Company
                                                                   and Monumental General Insurance
                                                                   Company; and Chairman of the Board of
                                                                   Equitable Bancorporation.

EDWARD K. DUNN, JR. (64)                         Director          Chairman of the Board of Directors,
2 Hopkins Plaza, 20th Floor                                        Mercantile Mortgage Corp.  Formerly, Vice
Baltimore, MD  21201                                               Chairman of the Board of Directors and
                                                                   President, Mercantile-Safe Deposit & Trust
                                                                   Co.; and President, Mercantile Bankshares.

JACK FIELDS (47)                                 Director          Chief Executive Officer, Texana Global, Inc.
8810 Will Clayton Parkway                                          (foreign trading company) and Twenty First
Jetero Plaza, Suite E                                              Century, Inc. (a governmental affairs
Humble, TX 77338                                                   company).  Formerly, Member of the U.S.
                                                                   House of Representatives.

--------

* A director who is an "interested person" of A I M Advisors, Inc. and the Company as defined in the 1940 Act.

                                              POSITIONS HELD
         NAME, ADDRESS AND AGE                WITH REGISTRANT      PRINCIPAL OCCUPATION DURING PAST 5 YEARS
         ---------------------                ---------------      ----------------------------------------

**CARL FRISCHLING (62)                           Director          Partner, Kramer, Levin, Naftalis & Frankel
   919 Third Avenue                                                (law firm).  Formerly, Partner, Reid & Priest
   New York, NY  10022                                             (law firm).

*ROBERT H. GRAHAM  (52)                        Director and        Director, President and Chief Executive
                                                 President         Officer, A I M Management Group Inc.;
                                                                   Director and President, A I M Advisors, Inc.;
                                                                   Director and Senior Vice President,
                                                                   A I M Capital Management, Inc.,
                                                                   A I M Distributors, Inc., A I M Fund Services,
                                                                   Inc. and Fund Management Company;
                                                                   Director, AMVESCAP PLC.

PREMA MATHAI-DAVIS (49)                          Director          Chief Executive Officer, YWCA of the U.S.A.;
350 Fifth Avenue, Suite 301                                        Commissioner, New York City Department
New York, NY 10118                                                 for the Aging; and Member of the Board of
                                                                   Directors, Metropolitan Transportation
                                                                   Authority of New York State.
LEWIS F. PENNOCK  (57)                           Director          Attorney in private practice in Houston,
6363 Woodway, Suite 825                                            Texas.
Houston, TX  77057

LOUIS S. SKLAR (60)                              Director          Executive Vice President, Development and
Transco Tower, 50th Floor                                          Operations, Hines Interests Limited
2800 Post Oak Blvd.                                                Partnership (real estate development).
Houston, TX  77056

GARY T. CRUM  (52)                              Senior Vice        Director and President, A I M Capital
                                                 President         Management, Inc.; Director and Executive Vice
                                                                   President, A I M Management Group Inc.
                                                                   and A I M Advisors, Inc.; and Director,
                                                                   A I M Distributors, Inc. and  AMVESCAP
                                                                   PLC.


--------

** A director who is an "interested person" of the Company as defined in the 1940 Act.

* A director who is an "interested person" of A I M Advisors, Inc. and the Company as defined in the 1940 Act.

                                              POSITIONS HELD
         NAME, ADDRESS AND AGE                WITH REGISTRANT      PRINCIPAL OCCUPATION DURING PAST 5 YEARS
         ---------------------                ---------------      ----------------------------------------

CAROL F. RELIHAN  (45)                          Senior Vice        Director, Senior Vice President, General
                                               President and       Counsel and Secretary, A I M Advisors, Inc.;
                                                 Secretary         Senior Vice President, General Counsel and
                                                                   Secretary, A I M Management Group Inc.;
                                                                   Director, Vice President and General
                                                                   Counsel, Fund Management Company;
                                                                   General Counsel and Vice President,
                                                                   A I M Fund Services, Inc.; and Vice
                                                                   President, A I M Capital Management, Inc.
                                                                   and A I M Distributors, Inc.

DANA R. SUTTON  (40)                        Vice President and     Vice President and Fund Controller,
                                                 Treasurer         A I M Advisors, Inc.; and Assistant Vice
                                                                   President and Assistant Treasurer, Fund
                                                                   Management Company.

ROBERT G. ALLEY  (51)                         Vice President       Senior Vice President, A I M Capital
                                                                   Management, Inc.; and Vice President,
                                                                   A I M Advisors, Inc.

STUART W. COCO (44)                           Vice President       Senior Vice President, A I M Capital
                                                                   Management, Inc. and Vice President,
                                                                   A I M Advisors, Inc.

MELVILLE B. COX  (56)                         Vice President       Vice President and Chief Compliance
                                                                   Officer, A I M Advisors, Inc., A I M Capital
                                                                   Management, Inc., A I M Distributors, Inc.,
                                                                   A I M Fund Services, Inc., and Fund
                                                                   Management Company.

KAREN DUNN KELLEY (39)                        Vice President       Senior Vice President, A I M Capital
                                                                   Management, Inc. and Vice President,
                                                                   A I M Advisors, Inc.

EDGAR M. LARSEN (59)                          Vice President       Vice President, A I M Capital Management,
                                                                   Inc.



         The standing committees of the Board of Directors are the Audit Committee, the Investments Committee and the Nominating and Compensation Committee.

         The members of the Audit Committee are Messrs. Crockett, Daly, Dunn (Chairman), Fields, Frischling, Pennock, Sklar and Ms. Mathai-Davis. The Audit Committee is responsible for meeting with the Company's auditors to review audit procedures and results and to consider any matters arising from an audit to be brought to the attention of the directors as a whole with respect to the Company's fund accounting or its internal accounting controls, or for considering such matters as may from time to time be set forth in a Charter adopted by the Board of Directors and such Committee.

         The members of the Investments Committee are Messrs. Bauer, Crockett, Daly, Dunn, Fields, Frischling, Pennock, Sklar (Chairman) and Ms. Mathai-Davis. The Investments Committee is responsible for reviewing portfolio compliance, brokerage allocation, portfolio investment pricing issues, interim dividend and distribution issues, or considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such Committee.

         The members of the Nominating and Compensation Committee are Messrs. Crockett (Chairman), Daly, Dunn, Fields, Pennock, Sklar and Ms. Mathai-Davis. The Nominating and Compensation Committee is responsible for considering and nominating individuals to stand for election as directors who are not interested persons, reviewing from time to time the compensation payable to the disinterested directors, or considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors of such Committee.

         All of the Company's Directors also serve as directors or trustees of some or all of the other investment companies managed or advised by AIM. All of the Directors' executive officers hold similar offices with some or all of the other investment companies managed or advised by AIM.

Remuneration of Directors

         Each director is reimbursed for expenses incurred in connection with each meeting of the Board of Directors or any Committee thereof. Each director of the Company who is not also an officer of the Company is compensated for his services according to a fee schedule which recognizes the fact that such director also serves as a director or trustee of certain other investment companies advised or managed by AIM. Each such director receives a fee, allocated among the AIM Funds for which he serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

         Set forth below is information regarding compensation paid or accrued during the fiscal year ended December 31, 1998 for each director of the Company:


                                                                  RETIREMENT
                                                                   BENEFITS
                                       AGGREGATE                    ACCRUED                       TOTAL
                                     COMPENSATION                  BY ALL AIM                   COMPENSATION
      DIRECTOR                      FROM COMPANY(1)                 FUNDS(2)                FROM ALL AIM FUNDS(3)
----------------------           ---------------------       ---------------------        ------------------------

Charles T. Bauer                 $                 -0-       $                 -0-        $                    -0-
Bruce L. Crockett                $              13,095       $              37,485        $                 96,000
Owen Daly II                     $              13,095       $             122,898        $                 96,000
Edward K. Dunn, Jr.              $              11,098       $                 -0-        $                 78,889
Jack Fields                      $              13,024       $              15,826        $                 95,500
Carl Frischling(4)               $              13,024       $              97,791        $                 95,500
Robert H. Graham                 $                 -0-       $                 -0-        $                    -0-
John F. Kroeger(5)               $               8,980       $             107,896        $                 91,654
Prema Mathai-Davis               $               4,625       $                 -0-        $                 32,636
Lewis F. Pennock                 $              13,024       $              45,766        $                 95,500
Ian W. Robinson(6)               $              12,876       $              94,442        $                 94,500
Louis S. Sklar                   $              12,952       $              90,232        $                 95,500

-------------------
(1) The total amount of compensation deferred by all Directors of the Company during the fiscal year ended December 31, 1998, including interest earned thereon, was $60,584.

(2) During the fiscal year ended December 31, 1998, the total amount of expenses allocated to the Company in respect of such retirement benefits was $21,293. Data reflects compensation estimated for the calendar year ended December 31, 1998.

(3) Each Director serves as a director or trustee of a total of 12 registered investment companies advised by AIM. Data reflects compensation estimated for the calendar year ended December 31, 1998.

(4) The Company paid the law firm of Kramer, Levin, Naftalis & Frankel LLP $35,121 in legal fees for services provided to the Funds during the fiscal year ended December 31, 1998. Mr. Frischling, a Director of the Company, is a partner in such firm.

(5) Mr. Kroeger was a director until June 11, 1998, when he resigned. On that date he became a consultant to the Company. Of the amount listed above $4,723 was for compensation for service as a director and the remainder as a consultant. Mr. Kroeger passed away on November 26, 1998. Mr. Kroeger's widow will receive his pension as described below under "AIM Funds Retirement Plan for Eligible Directors/Trustee."

(6)      Mr. Robinson was a director until March 12, 1999, when he retired.


AIM Funds Retirement Plan for Eligible Directors/Trustees

         Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each director (who is not a employee of any of the AIM Funds, A I M Management Group Inc. or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Directors. Pursuant to the Plan, the normal retirement date is the date on which the eligible director has attained age 65 and has completed at least five years of continuous service with one or more of the regulated investment companies managed, administered or distributed by AIM or its affiliates (the "Applicable AIM Funds"). Each eligible director is entitled to receive an annual benefit from the Applicable AIM Funds commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to a maximum of 75% of the annual retainer paid or accrued by the Applicable AIM Funds for such director during the twelve-month period immediately preceding the director's retirement (including amounts deferred under a separate agreement between the Applicable AIM Funds and the director) and based on the number of such director's years of service (not in excess of 10 years of service) completed with respect to any of the Applicable AIM Funds. Such benefit is payable to each eligible director in quarterly installments. If an eligible director dies after attaining the normal retirement date but before receipt of any benefits under the Plan commences, the director's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased director, for no more than ten years beginning the first day of the calendar quarter following the date of the director's death. Payments under the Plan are not secured or funded by any AIM Fund.

         Set forth below is a table that shows the estimated annual benefits payable to an eligible director upon retirement assuming a specified level of compensation and years of service classifications. The estimated credited years of service for Messrs. Crockett, Daly, Dunn, Fields, Frischling, Kroeger, Pennock, Robinson, Sklar and Ms. Mathai-Davis are 11, 11, 0, 1, 21, 20, 17, 11, 9 and 0 years, respectively.

                    ESTIMATED ANNUAL BENEFITS UPON RETIREMENT


            Number of
             Years of
           Service With                  Annual Retirement
          the Applicable              Compensation Paid By All
            AIM Funds                   Applicable AIM Funds
          --------------             -------------------------

                10                            $67,500
                 9                            $60,750
                 8                            $54,000
                 7                            $47,250
                 6                            $40,500
                 5                            $33,750


Deferred Compensation Agreements

         Messrs. Daly, Dunn, Fields, Frischling, Robinson and Sklar (for purposes of this paragraph only, the "deferring directors") have each executed a Deferred Compensation Agreement (collectively, the "Agreements"). Pursuant to the Agreements, the deferring directors elected to defer receipt of 100% of their compensation payable by the Company, and such amounts are placed into a deferral account. Currently, the deferring directors may select various AIM Funds in which all or part of their deferral account shall be deemed to be invested. Distributions from the deferring directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five
(5) or ten (10) years (depending on the Agreement) beginning on the date the deferring director's retirement benefits commence under the Plan. The Company's Board of Directors, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the deferring director's termination of service as a director of the Company. If a deferring director dies prior to the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a single lump sum payment as soon as practicable after such deferring director's death. The Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the deferring directors have the status of unsecured creditors of the Company and of each other AIM Fund from which they are deferring compensation.

INVESTMENT ADVISORY, SUB-ADVISORY AND ADMINISTRATIVE SERVICES AGREEMENTS


         Each Fund has entered into a master investment advisory agreement (the "Advisory Agreement") dated February 28, 1997, and a master administrative services agreement (the "Administrative Services Agreement"), dated May 1, 1998, with AIM. A prior investment advisory agreement with substantially identical terms to the Advisory Agreement was in effect prior to February 28, 1997. A prior master administrative services agreement ("Prior Administrative Services Agreement") with substantially similar terms to the Administrative Services Agreement, was in effect prior to May 1, 1998. In addition, AIM has entered into a Sub-Advisory Agreement, dated December 14, 1998 (the "Sub-Advisory Agreement"), with INVESCO Asset Management Limited ("INVESCO"), an indirect wholly owned subsidiary of AMVESCAP PLC, with respect to the Global Growth and Income Fund. The address of INVESCO is 11 Devonshire Square, London, England EC2 M4YR. AIM has also entered into a Sub-Advisory Agreement, dated ________________, 1999 (also a "Sub-Advisory Agreement") with H.S. Dent Advisors, Inc. ("Dent"), with respect to the Dent Demographic Trends Fund. The address of Dent is 6515 Giwin Road, Oakland, California 94611. See "Fund Management" in the Prospectus.

         AIM was organized in 1976, and along with its subsidiaries, manages or advises over 110 investment portfolios encompassing a broad range of investment objectives. AIM is a wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. The address of AIM is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

         AIM and the Company have adopted a Code of Ethics (the "Code of Ethics") which requires investment personnel and certain other employees (a) to pre-clear all personal securities transactions subject to the Code of Ethics,
(b) to file reports or duplicate confirmations regarding such transactions, (c) to refrain from personally engaging in (i) short-term trading of a security,
(ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security, and (iii) transactions involving securities being considered for investment by an AIM Fund and (d) abide by certain other provisions under the Code of Ethics. The Code of Ethics also prohibits investment personnel and all other employees from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by AIM, and the Board of Directors reviews quarterly and annual reports (including information on any substantial violations of the Code of Ethics). Sanctions for violations of the Code of Ethics may include censure, monetary penalties, suspension or termination of employment.

         The Advisory Agreement for the Funds provides that each Fund will pay all expenses of the Fund, including, without limitation: brokerage commissions, taxes, legal, auditing, or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to directors and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Company on behalf of the Funds in connection with membership in investment company organizations, the cost of printing copies of prospectuses and statements of additional information distributed to the Fund's shareholders; and all other charges and costs of the Fund's operations unless otherwise explicitly provided.


         The Advisory Agreement for the Funds and the Sub-Advisory Agreements for the Global Growth and Income Fund and the Dent Demographic Trends Fund provide that they will each remain in effect for the initial term and continue in effect from year to year thereafter only if such continuance is specifically approved at least annually (i) by the Company's Board of Directors or by the vote of a majority of the outstanding voting securities of the Funds (as defined in the 1940 Act); and (ii) by the affirmative vote of a majority of the directors who are not parties to the agreement or "interested persons" of any such party (the "Non-Interested Directors") by votes cast in person at a meeting called for such purpose. The Advisory Agreement was initially approved by the Company's Board of Directors (including the affirmative vote of all of the Non-Interested Directors) on December 11, 1996 and was approved by the Funds' shareholders on February 7, 1997. The Board of Directors of the Company approved the continuance of the Agreement until June 30, 2000. The Advisory Agreement became effective on February 28, 1997. The Sub-Advisory Agreement for the Global Growth and Income Fund was initially approved by the Company's Board of Directors (including the affirmative vote of all of the Non-Interested Directors) on September 26, 1998, and was approved by the Fund's sole shareholder and became effective December 14, 1998. The Sub-Advisory Agreement for the Dent Demographic Trends Fund was initially approved by the Company's Board of Directors (including the affirmative vote of all of the Non-Interested Directors) on September 24, 1999, and became effective __________, 1999.



         The Advisory and Sub-Advisory Agreements provide that each company, AIM (in the case of the Advisory Agreement), INVESCO (in the case of the Global Growth and Income Sub-Advisory Agreement), and Dent (in the case of the Dent Demographic Trends Fund Sub-Advisory Agreement), may terminate such agreement with respect to any Fund(s) on sixty (60) days' written notice without penalty. Each agreement terminates automatically in the event of its assignment.



         As compensation for its services, AIM pays 0.49% of the advisory fees it receives pursuant to the Advisory Agreement with respect to Global Growth and Income Fund to INVESCO. As compensation for its services, AIM pays Dent the following fees pursuant to the Sub-Advisory Agreement with respect to the Dent Demographic Trends Fund:






                                                                                                             ANNUAL
NET ASSETS                                                                                                    RATE
----------                                                                                                  --------
First $1 billion...........................................................................................  0.13%
Over $1 billion, to and including $2 billion...............................................................  0.10%
Over $2 billion............................................................................................  0.07%

         AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Fund's detriment during the period stated in the agreement between AIM and the Fund.

         Pursuant to the Advisory Agreement, AIM receives a fee from each of the AIM V.I. Aggressive Growth Fund, the AIM V.I. Balanced Fund, the AIM V.I. Blue Chip Fund, the AIM V.I. Capital Appreciation Fund, the AIM V.I. Capital Development Fund, the Dent Demographic Trends Fund, the AIM V.I. Diversified Income Fund, the AIM V.I. Global Growth and Income Fund, the AIM V.I. Global Utilities Fund, the AIM V.I. Government Securities Fund, the AIM V.I. Growth Fund, the AIM V.I. Growth and Income Fund, the AIM V.I. High Yield Fund, the AIM V.I. International Equity Fund, the AIM V.I. Money Market Fund, the AIM V.I. Telecommunications Fund and the AIM V.I. Value Fund calculated at the following annual rate, based on the average daily net assets of the Fund during the year:


                       AIM V.I. CAPITAL APPRECIATION FUND
                         AIM V.I. GLOBAL UTILITIES FUND
                              AIM V.I. GROWTH FUND
                         AIM V.I. GROWTH AND INCOME FUND
                               AIM V.I. VALUE FUND



                                                                                                             ANNUAL
NET ASSETS                                                                                                    RATE
----------                                                                                                  --------
First $250 million........................................................................................    0.65%
Over $250 million ........................................................................................    0.60%


                         AIM V.I. AGGRESSIVE GROWTH FUND


                                                                                                             ANNUAL
NET ASSETS                                                                                                    RATE
----------                                                                                                  --------
First $150 million........................................................................................    0.80%
Over $150 million.........................................................................................   0.625%

                             AIM V.I. BALANCED FUND


                                                                                                             ANNUAL
NET ASSETS                                                                                                    RATE
----------                                                                                                  --------
First $150 million........................................................................................    0.75%
Over $150 million.........................................................................................    0.50%

                             AIM V.I. BLUE CHIP FUND
                        AIM V.I. CAPITAL DEVELOPMENT FUND


                                                                                                             ANNUAL
NET ASSETS                                                                                                    RATE
----------                                                                                                  --------
First $350 million........................................................................................    0.75%
Over $350 million ........................................................................................   0.625%



                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND



                                                                                                             ANNUAL
NET ASSETS                                                                                                    RATE
----------                                                                                                  --------
First $2 billion..........................................................................................   0.85%
Over $2 billion...........................................................................................   0.80%


                        AIM V.I. DIVERSIFIED INCOME FUND


                                                                                                             ANNUAL
NET ASSETS                                                                                                    RATE
----------                                                                                                  --------
First $250 million........................................................................................    0.60%
Over $250 million ........................................................................................    0.55%

                     AIM V.I. GLOBAL GROWTH AND INCOME FUND
                        AIM V.I. TELECOMMUNICATIONS FUND


                                                                                                             ANNUAL
NET ASSETS                                                                                                    RATE
----------                                                                                                  --------
Average Daily Net Assets .................................................................................    1.00%

                       AIM V.I. GOVERNMENT SECURITIES FUND


                                                                                                             ANNUAL
NET ASSETS                                                                                                    RATE
----------                                                                                                  --------
First $250 million........................................................................................    0.50%
Over $250 million ........................................................................................    0.45%

                            AIM V.I. HIGH YIELD FUND


                                                                                                             ANNUAL
NET ASSETS                                                                                                    RATE
----------                                                                                                  --------
First $200 million........................................................................................   0.625%
Next $300 million ........................................................................................    0.55%
Next $500 million.........................................................................................    0.50%
Amount over $1 billion ...................................................................................    0.45%

                       AIM V.I. INTERNATIONAL EQUITY FUND


                                                                                                             ANNUAL
NET ASSETS                                                                                                    RATE
----------                                                                                                  --------
First $250 million........................................................................................    0.75%
Over $250 million ........................................................................................    0.70%

                           AIM V.I. MONEY MARKET FUND


                                                                                                             ANNUAL
NET ASSETS                                                                                                    RATE
----------                                                                                                  --------
First $250 million........................................................................................    0.40%
Over $250 million ........................................................................................    0.35%



          Each of the Funds (except the AIM V.I. Blue Chip Fund, the AIM V.I. Dent Demographic Trends Fund, the AIM V.I. Global Growth and Income Fund and the AIM V.I. Telecommunications Fund) paid to AIM a management fee (net of fee waivers) for the fiscal years ended December 31, 1998, December 31, 1997, and December 31, 1996, under the Advisory Agreement and a prior, substantially identical advisory agreement, as follows:



                                             December 31,              December 31,                  December 31,
                                                 1998                      1997                          1996
                                           ----------------        -------------------              ---------------

AIM V.I. Aggressive Growth Fund*           $        1,609                         N/A                          N/A
AIM V.I. Balanced Fund*                    $          -0-                         N/A                          N/A
AIM V.I. Capital Appreciation Fund         $    3,521,837              $    3,083,708               $    1,884,838
AIM V.I. Capital Development Fund*         $          -0-                         N/A                          N/A
AIM V.I. Diversified Income Fund           $      580,119              $      447,539               $      306,235
AIM V.I. Global Utilities Fund             $      161,488              $      106,309               $       57,054
AIM V.I. Government Securities Fund        $      221,956              $      138,550               $      107,471
AIM V.I. Growth Fund                       $    1,941,818              $    1,453,488               $      916,484
AIM V.I. Growth and Income Fund            $    5,556,833              $    2,609,695               $      678,242
AIM V.I. High Yield Fund*                  $          -0-                         N/A                          N/A
AIM V.I. International Equity Fund         $    1,744,127              $    1,519,323               $      924,578
AIM V.I. Money Market Fund                 $      252,407              $      254,546               $      264,855
AIM V.I. Value Fund                        $    5,570,566              $    3,303,799               $    1,955,091



* Fees paid were for the period May 1, 1998 (date operations commenced) through December 31, 1998.


         For the fiscal years ended December 31, 1998, December 31, 1997 and December 31, 1996, AIM waived management fees for each Fund (except the AIM V.I. Blue Chip Fund, the AIM V.I. Dent Demographic Trends Fund, the AIM V.I. Global Growth and Income Fund and the AIM V.I. Telecommunications Fund) as follows:




                                             December 31,              December 31,                  December 31,
                                                 1998                      1997                          1996
                                           ----------------        -------------------              ---------------

AIM V.I. Aggressive Growth Fund*           $         11,445                       N/A                       N/A
AIM V.I. Balanced Fund*                    $         21,238                       N/A                       N/A
AIM V.I. Capital Appreciation Fund         $            -0-          $            -0-          $            -0-
AIM V.I. Capital Development Fund*         $          9,522                       N/A                       N/A
AIM V.I. Diversified Income Fund           $            -0-          $            -0-          $            -0-
AIM V.I. Global Utilities Fund             $            -0-          $            -0-          $         15,954
AIM V.I. Government Securities Fund        $            -0-          $            -0-          $            -0-
AIM V.I. Growth Fund                       $            -0-          $            -0-          $            -0-
AIM V.I. Growth and Income Fund            $            -0-          $            -0-          $            -0-
AIM V.I. High Yield Fund*                  $         20,728                       N/A                       N/A
AIM V.I. International Equity Fund         $            -0-          $            -0-          $            -0-
AIM V.I. Money Market Fund                 $            -0-          $            -0-          $            -0-
AIM V.I. Value Fund                        $            -0-          $            -0-          $            -0-

* Fees waived were for the period May 1, 1998 (date operations commenced) through December 31, 1998.

 In addition to the management fees paid by each Fund (except the AIM V.I. Blue Chip Fund, the AIM V.I. Dent Demographic Trends Fund, the AIM V.I. Global Growth and Income Fund and the AIM V.I. Telecommunications Fund) for the fiscal years ended December 31, 1998, December 31, 1997 and December 31, 1996, AIM absorbed other expenses as follows:



                                                              December 31,          December 31,             December 31,
                                                                  1998                 1997                     1996
                                                             -------------        -----------------        -----------------
AIM V.I. Aggressive Growth Fund*                             $      43,400                      N/A                      N/A
AIM V.I. Balanced Fund*                                      $      25,501                      N/A                      N/A
AIM V.I. Capital Appreciation Fund                           $         -0-        $             -0-        $             -0-
AIM V.I. Capital Development Fund*                           $      48,808                      N/A                      N/A
AIM V.I. Diversified Income Fund                             $         -0-        $             -0-        $             -0-
AIM V.I. Global Utilities Fund                               $         -0-        $             -0-        $             -0-
AIM V.I. Government Securities Fund                          $         -0-        $             -0-        $             -0-
AIM V.I. Growth Fund                                         $         -0-        $             -0-        $             -0-
AIM V.I. Growth and Income Fund                              $         -0-        $             -0-        $             -0-
AIM V.I. High Yield Fund*                                    $      24,798                      N/A                      N/A
AIM V.I. International Equity Fund                           $         -0-        $             -0-        $             -0-
AIM V.I. Money Market Fund                                   $         -0-        $             -0-        $             -0-
AIM V.I. Value Fund                                          $         -0-        $             -0-        $             -0-

* Fee amounts are for the period May 1, 1998 (date operations commenced) through December 31, 1998.

         The Administrative Services Agreement for the Funds provides that AIM may perform certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the Advisory Agreement. For such services, AIM would be entitled to receive from each Fund reimbursement of its expenses. In addition, AIM provides, or assures that Participating Insurance Companies will provide, certain services implementing the Company's funding arrangements with Participating Insurance Companies. These services include: establishment of compliance procedures; negotiation of participation agreements; preparation of prospectuses, financial reports and proxy statements for existing Contractowners; maintenance of master accounts; facilitation of purchases and redemptions requested by Contractowners; distribution to existing Contractowners of copies of prospectuses, proxy materials, periodic Fund reports and other materials; maintenance of records; and Contractowner services and communication. Effective May 1, 1998, the Funds reimburse AIM for its costs in providing, or assuring that Participating Insurance Companies provide, these services, currently in an amount up to 0.25% of the average net asset value of each Fund in excess of the net asset value of each Fund on April 30, 1998.

         The Administrative Services Agreement for the Funds provides that the agreement will remain in effect for the initial term and continue in effect from year to year thereafter only if such continuance is specifically approved at least annually (i) by the Company's Board of Directors or by the vote of a majority of the outstanding voting securities of the Funds (as defined in the 1940 Act); and (ii) by the affirmative vote of a majority of the Non-Interested Directors, by votes cast in person at a meeting called for such purpose. The agreement terminates automatically in the event of its assignment or in the event of termination of the Master Investment Advisory Agreement.

 For the fiscal years ended December 31, 1998, December 31, 1997 and December 31, 1996, AIM received reimbursement of administrative services costs from each of the Funds (except the AIM V.I. Blue Chip Fund, the AIM V.I. Dent Demographic Trends Fund, the AIM V.I. Global Growth and Income Fund and the AIM V.I. Telecommunications Fund) pursuant to the Administrative Services Agreement and the Prior Administrative Services Agreement as follows:



                                                              December 31,             December 31,             December 31,
                                                                  1998                     1997                     1996
                                                            --------------             -----------              ------------

AIM V.I. Aggressive Growth Fund*                            $       26,658                   N/A                     N/A
AIM V.I. Balanced Fund*                                     $       26,649                   N/A                     N/A
AIM V.I. Capital Appreciation Fund                          $       62,063               $43,588                 $46,623
AIM V.I. Capital Development Fund*                          $       26,658                   N/A                     N/A
AIM V.I. Diversified Income Fund                            $       47,528               $48,683                 $49,500
AIM V.I. Global Utilities Fund                              $       46,855               $47,128                 $47,729
AIM V.I. Government Securities Fund                         $       50,152               $37,872                 $38,695
AIM V.I. Growth Fund                                        $       57,128               $44,692                 $39,552
AIM V.I. Growth and Income Fund                             $      296,138               $43,065                 $38,784
AIM V.I. High Yield Fund*                                   $       28,103                   N/A                     N/A
AIM V.I. International Equity Fund                          $       76,026               $59,724                 $58,644
AIM V.I. Money Market Fund                                  $       36,480               $38,289                 $29,412
AIM V.I. Value Fund                                         $      420,725               $53,632                 $47,116

* Fees paid were for the period May 1, 1998 (date operations commenced) through December 31, 1998.

THE DISTRIBUTION AGREEMENT

         The Funds have entered into a master distribution agreement (the "Distribution Agreement") with AIM Distributors, dated February 28, 1997. Information concerning AIM Distributors and the continuous offering of the Funds' shares is set forth in the Prospectus under the heading "Fund Management." The Distribution Agreement provides that AIM Distributors will bear the expenses of printing from the final proof and distributing prospectuses and statements of additional information of the Funds relating to the sale of Fund shares. The Distribution Agreement provides that the Funds shall bear the expenses of qualification of shares of the Fund for sale in connection with the public offering in any jurisdictions where qualification is required by law. AIM Distributors has not undertaken to sell any specified number of shares of the Funds.

         The Distribution Agreement for the Funds provides that it will continue in effect for its initial term and from year to year thereafter only if such continuance is specifically approved at least annually (i) by the Company's Board of Directors or by the vote of a majority of the outstanding voting securities of the Funds (as defined in the 1940 Act); and (ii) by the affirmative vote of a majority of Non-Interested Directors by votes cast in person at a meeting called for such purpose. The Company or AIM Distributors may terminate its Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.


                        DETERMINATION OF NET ASSET VALUE

         The net asset value per share (or share price) of each of the Funds will be determined as of the close of regular trading of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each "business day of the Fund." In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern
Time) on a
particular day, the net asset value of a Fund share is determined as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. A "business day of a Fund" is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of a Fund is determined by subtracting the liabilities (e.g., the expenses) of the Fund from the assets of the Fund and dividing the result by the total number of shares outstanding of such Fund. The determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles.

         VALUATION OF INVESTMENTS OF ALL FUNDS EXCEPT THE MONEY MARKET FUND. Among other items, a Fund's liabilities include accrued expenses and dividends payable, and its total assets include portfolio securities valued at their market value as well as income accrued but not received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Company's officers and in accordance with methods which are specifically authorized by the Board of Directors of the Company. Short-term obligations with maturities of 60 days or less are valued at amortized cost as reflecting fair value.

         VALUATION OF THE MONEY MARKET FUND'S INVESTMENTS. The Money Market Fund uses the amortized cost method of valuing the securities held by the Fund and rounds the Fund's per share net asset value to the nearest whole cent; therefore, it is anticipated that the net asset value of the shares of the Fund will remain constant at $1.00 per share. However, the Company can give no assurance that the Fund can maintain a $1.00 net asset value per share.


         FUTURES CONTRACTS. Initial margin deposits made upon entering into futures contracts are recognized as assets due from the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund that has entered into the futures contract records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.


         For the Money Market Fund: The net asset value per share of the Fund is determined daily as of the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of a Fund share is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of the Fund's securities, cash and other assets (including interest accrued but not collected), less all its liabilities (including accrued expenses and dividends payable), by the number of shares outstanding of the Fund and rounding the resulting per share net asset value to the nearest one cent. Determination of the Fund's net asset value per share is made in accordance with generally accepted accounting principles.

         The securities of the Fund are valued on the basis of amortized cost. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if the security were sold. During such periods, the daily yield on shares of the Fund computed as described under "Yield Information" may differ somewhat from an identical computation made by another investment company with identical investments utilizing available indications as to the market value of its portfolio securities.

         The valuation of the portfolio instruments based upon their amortized cost and the concomitant maintenance of the net asset value per share of $1.00 for the Fund is permitted in accordance with applicable rules and regulations of the SEC which require the Fund to adhere to certain conditions. The Fund will invest only in "Eligible Securities," as defined in Rule 2a-7 of the 1940 Act, which the Fund's Board of Directors has determined present minimal credit risk. Rule 2a-7 also requires, among other things, that the Fund maintain a dollar-weighted average portfolio maturity of 90 days or less and purchase only instruments having remaining maturities of 397 calendar days or less.

         The Board of Directors is required to establish procedures designed to stabilize, to the extent reasonably practicable, the Fund's price per share at $1.00 for the Fund as computed for the purpose of sales and redemptions. Such procedures include review of the Fund's holdings by the Board of Directors at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Fund deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing holders of the Fund's shares. In the event the Board of Directors determines that such a deviation exists for the Fund, it will take such corrective action as the Board of Directors deems necessary and appropriate with respect to the Fund, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.

         The Fund intends to comply with any amendments made to Rule 2a-7 which may require corresponding changes in the Fund's procedures which are designed to stabilize the Fund's price per share at $1.00.

         For All Other Funds: The net asset value per share of each Fund is normally determined daily as of the close of trading on the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Company. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of a Fund share is determined as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and options contracts closing prices which are available 15 minutes after the close of trading of the NYSE will generally be used. Net asset value per share is determined by dividing the value of the Fund's securities, cash and other assets (including interest accrued but not collected), less all its liabilities (including accrued expenses and dividends payable), by the total number of shares outstanding. Determination of the Fund's net asset value per share is made in accordance with generally accepted accounting principles.

         Each equity security held by the Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price on that day. Debt securities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued on the basis of amortized cost. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE.

         Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such foreign securities used in computing the net asset value of each Fund's shares are determined at such times as trading is completed. Foreign currency exchange rates are also generally determined prior the close of the NYSE. Occasionally, events affecting the values of such foreign securities and such foreign securities exchange rates may occur after the time at which such values are determined and prior to the close of the NYSE that will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.

                        PURCHASE AND REDEMPTION OF SHARES

         The Company offers the shares of the Funds, on a continuous basis, to both registered and unregistered separate accounts of affiliated and unaffiliated Participating Insurance Companies to fund variable annuity contracts (the "Contracts") and variable life insurance policies ("Policies"). Each separate account contains divisions, each of which corresponds to a Fund in the Company. Net purchase payments under the Contracts are placed in one or more of the divisions of the relevant separate account and the assets of each division are invested in the shares of the Fund which corresponds to that division. Each separate account purchases and redeems shares of these Funds for its divisions at net asset value without sales or redemption charges. Currently several insurance company separate accounts invest in the Funds.

         The Company, in the future, may offer the shares of its Funds to certain pension and retirement plans ("Plans") qualified under the Internal Revenue Code. The relationships of Plans and Plan participants to the Fund would be subject, in part, to the provisions of the individual plans and applicable law. Accordingly, such relationships could be different from those described in this Prospectus for separate accounts and owners of Contracts and Policies, in such areas, for example, as tax matters and voting privileges.

         The Board of Directors monitors for possible conflicts among separate accounts (and will do so for plans) buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Board of Directors may require a separate account or Plan to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemptions proceeds to a separate account (or plan) withdrawing because of a conflict.

         Each Fund ordinarily effects orders to purchase or redeem its shares that are based on transactions under Policies or Contracts (e.g., purchase or premium payments, surrender or withdrawal requests, etc.) at the Fund's net asset value per share next computed on the day on which the separate account processes such transactions. Each Fund effects orders to purchase or redeem its shares that are not based on such transactions at the Fund's net asset value per share next computed on the day on which the Fund receives the orders.

         Please refer to the appropriate separate account prospectus related to your Contract for more information regarding the Contract.


                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

         DIVIDENDS AND DISTRIBUTIONS. The Funds declare and distribute dividends representing substantially all net investment income as follows:


                                                                          DIVIDENDS             DIVIDENDS
                                                                          DECLARED                PAID
                                                                          ---------             ---------

         AIM V.I. Aggressive Growth Fund ................................ annually              annually
         AIM V.I. Balanced Fund ......................................... annually              annually
         AIM V.I. Blue Chip Fund ........................................ annually              annually
         AIM V.I. Capital Appreciation Fund ............................. annually              annually
         AIM V.I. Capital Development Fund .............................. annually              annually
         AIM V.I. Dent Demographic Trends Fund .......................... annually              annually
         AIM V.I. Diversified Income Fund ............................... annually              annually
         AIM V.I. Global Utilities Fund ................................. annually              annually
         AIM V.I. Global Growth and Income Fund ......................... annually              annually
         AIM V.I. Government Securities Fund ............................ annually              annually
         AIM V.I. Growth Fund ........................................... annually              annually
         AIM V.I. Growth and Income Fund ................................ annually              annually
         AIM V.I. High Yield Fund ....................................... annually              annually
         AIM V.I. International Equity Fund ............................. annually              annually
         AIM V.I. Money Market Fund .....................................    daily                 daily
         AIM V.I. Telecommunications Fund................................ annually              annually
         AIM V.I. Value Fund ............................................ annually              annually


         Substantially all net realized capital gains, if any, are distributed on an annual basis, except for the Money Market Fund, which may distribute net realized short-term gains more frequently.

         All such distributions will be automatically reinvested, at the election of Participating Insurance Companies, in shares of the Fund issuing the distribution at the net asset value determined on the reinvestment date.

         TAX MATTERS. Each series of shares of the Company is treated as a separate association taxable as a corporation. Each Fund intends to qualify under the Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company ("RIC") for each taxable year. As a RIC, a Fund will not be subject to federal income tax to the extent it distributes to its shareholders its net investment income and net capital gains.

         In order to qualify as a regulated investment company, each Fund must satisfy certain requirements concerning the nature of its income, diversification of its assets and distribution of its income to shareholders. In order to ensure that individuals holding the Contracts whose assets are invested in a Fund will not be subject to federal income tax on distributions made by the Fund prior to the receipt of payments under the Contracts, each Fund intends to comply with additional requirements of Section 817(h) of the Code relating to both diversification of its assets and eligibility of an investor to be its shareholder. Certain of these requirements in the aggregate may limit the ability of a Fund to engage in transactions involving options, futures contracts, forward contracts and foreign currency and related deposits.

         Any Fund's transactions in non-equity options, forward contracts, futures contracts and foreign currency will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of fund securities and convert short-term capital losses into long-term capital losses. These losses could therefore affect the amount, timing and character of distributions.

         The holding of the foreign currencies and investments by a Fund in certain "passive foreign investment companies" may be limited in order to avoid imposition of a tax on such Fund.

         Each Fund investing in foreign securities may be subject to foreign withholding taxes on income from its investments. In any year in which more than 50% in value of a Fund's total assets at the close of the taxable year consists of securities of foreign corporations, the Fund may elect to treat any foreign taxes paid by it as if they had been paid by its shareholders. The insurance company segregated asset accounts holding Fund shares should consider the impact of this election.

         Holders of Contracts under which assets are invested in the Funds should refer to the prospectus for the Contracts for information regarding the tax aspects of ownership of such Contracts.

         Each Fund is treated as a separate association taxable as a corporation.


         Because each Fund intends to qualify under the Code as a RIC for each taxable year, each Fund must, among other things, meet the following requirements: A. Each Fund must generally derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies. B. Each Fund must diversify its holdings so that, at the end of each fiscal quarter or within 30 days thereafter: (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items (including receivables), U.S. Government securities, securities of other RICs, and other securities, with such other securities limited, with respect to any one issuer, to an amount not greater than 5% of the Fund's assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other RICs).


         The Code imposes a nondeductible 4% excise tax on a RIC that fails to distribute during each calendar year at least 98% of its ordinary income for the calendar year, at least 98% of its capital gain net income for the 12-month period ending on October 31 of the calendar year and certain other amounts. Each Fund intends to make sufficient distributions to avoid imposition of the excise tax. Some Funds meet an exception which results in their not being subject to excise tax.

         As a RIC, each Fund will not be subject to federal income tax on its income and gains distributed to shareholders if it distributes at least (i) 90% of its investment company taxable income for the taxable year; and (ii) 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2).

         Each Fund intends to comply with the diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on each Fund by the 1940 Act and Subchapter M of the Code, place certain limitations on (i) the assets of the insurance company separate accounts that may be invested in securities of a single issuer and (ii) eligible investors. Because Section 817(h) and those regulations treat the assets of each Fund as assets of the corresponding division of the insurance company separate accounts, each Fund intends to comply with these diversification requirements. Specifically, the regulations provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of a Fund's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. Government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered the same issuer. The regulations also provide that a Fund's shareholders are limited, generally, to life insurance company separate accounts, general accounts of the same life insurance company, an investment adviser or affiliate in connection with the creation or management of a Fund or the trustee of a qualified pension plan. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities and securities of other RICs. Failure of a Fund to satisfy the Section 817(h) requirements would result in taxation of and treatment of the Contract holders investing in a corresponding division other than as described in the applicable prospectuses of the various insurance company separate accounts.

                            MISCELLANEOUS INFORMATION

ORGANIZATION OF THE COMPANY


         The Company was organized on January 22, 1993 as a Maryland corporation, and is registered with the Securities and Exchange Commission as an open-end, series, management investment company. The Company currently consists of seventeen separate portfolios (i.e., the Funds).



         The authorized capital stock of the Company consists of 4,500,000,000 shares of common stock with a par value of $.001 per share, of which 250,000,000 shares are classified AIM V.I. AGGRESSIVE GROWTH FUND shares, 250,000,000 shares are classified AIM V.I. BALANCED FUND shares, 250,000,000 shares are classified AIM V.I. BLUE CHIP FUND shares, 250,000,000 shares are classified AIM V.I. CAPITAL APPRECIATION FUND shares, 250,000,000 shares are classified AIM V.I. CAPITAL DEVELOPMENT FUND shares, 250,000,000 shares are classified as the AIM V.I. DENT DEMOGRAPHIC TRENDS FUND shares, 250,000,000 shares are classified AIM V.I. DIVERSIFIED INCOME FUND shares, 250,000,000 shares are classified AIM V.I. GLOBAL GROWTH AND INCOME FUND shares, 250,000,000 shares are classified AIM V.I. GLOBAL UTILITIES FUND shares, 250,000,000 shares are classified AIM V.I. GOVERNMENT SECURITIES FUND shares, 250,000,000 are classified AIM V.I. GROWTH FUND shares, 250,000,000 shares are classified AIM V.I. GROWTH AND INCOME FUND shares, 250,000,000 shares are classified AIM V.I. HIGH YIELD FUND shares, 250,000,000 shares are classified AIM V.I. INTERNATIONAL EQUITY FUND shares, 250,000,000 shares are classified AIM V.I. MONEY MARKET FUND shares, 250,000,000 shares are classified AIM V.I. TELECOMMUNICATIONS FUND shares, 250,000,000 shares are classified AIM V.I. VALUE FUND shares, and the balance of which are unclassified.


         The shares of each Fund have equal rights with respect to voting, except that (i) the holders of shares of a particular Fund voting together will have the exclusive right to vote on matters (such as advisory fees) pertaining solely to that Fund, and (ii) the holders of shares of a particular Fund will have the exclusive right to vote on matters pertaining to distribution plans, if any such plans are adopted, relating solely to such Fund.
Shareholders of the Funds do not have cumulative voting rights.

         The Company understands that insurance company separate accounts owning shares of the Funds will vote their shares in accordance with the instructions received from Contract owners, annuitants and beneficiaries. Fund shares held by a registered separate account as to which no instructions have been received will be voted for or against any proposition, or in abstention, in the same proportion as the shares of that separate account as to which instructions have been received. Fund shares held by a registered separate account that are not attributable to Contracts will also be voted for or against any proposition in the same proportion as the shares for which voting instructions are received by that separate account. If an insurance company determines, however, that it is permitted to vote any such shares of the Funds in its own right, it may elect to do so, subject to the then current interpretation of the 1940 Act and the rules thereunder.

         Under Maryland law and the Company's By-Laws, the Company need not hold an annual meeting of shareholders unless a meeting is required under the 1940 Act to elect directors. Shareholders may remove directors from office, and a meeting of shareholders may be called at the request of the holders of 10% or more of the Company's outstanding shares.

         There are not preemptive or conversion rights applicable to any of the Company's shares. Each Fund's shares, when issued, are fully paid and non-assessable.

AUDIT REPORTS


         The Company furnishes semi-annual reports containing information about the Funds and their operations, including a list of the investments held in each Fund's portfolio and their respective financial statements. Financial statements, audited by independent auditors, will be issued annually. The firm of Tait, Weller & Baker, Eight Penn Center Plaza, Philadelphia, PA 19103, serves as the auditors of each Fund.

LEGAL MATTERS

         Freedman, Levy, Kroll & Simonds, Washington, D.C. has advised the Company on certain federal securities law matters.

CUSTODIAN AND TRANSFER AGENT

         State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, is custodian of all securities and cash of the Funds. The custodian attends to the collection of principal and income, pays and collects all monies for securities bought and sold by the Portfolios, and performs certain other ministerial duties. State Street also acts as transfer and dividend disbursing agent for the Funds. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets. The Funds pay State Street such compensation as may be agreed upon from time to time.

PRINCIPAL HOLDERS OF SECURITIES


         To the best of the knowledge of each Fund, the names of the record holders of 5% or more of the outstanding shares of the Fund as of September 22, 1999, and the percentage of the outstanding shares of such Fund owned by such shareholders as of such date are set out below. The address of A I M Advisors, Inc. is 11 Greenway Plaza, Suite 100, Houston, TX 77046. The address of Connecticut General Life Insurance Company is 900 Cottage Grove Road, Hartford, CT 06152-2321. The address of Glenbrook Life and Annuity Company is 3100 Sanders Road, N4C, Northbrook, IL 60062. The address of IDS Life Insurance Company is IDS Tower 10, T27/52, Minneapolis, MN 55440. The address of Merrill Lynch Life Insurance Company is 800 Scudders Mill Road, Plainsboro, NJ 08536. The address of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey is Gateway Center Three, 13th Floor, Newark, NJ 07102. The address of First Citicorp Life Insurance Company is One Court Square, Long Island City, NY 11120. The address of Union Central Life Insurance Company is 1876 Waycross Road, Cincinnati, OH 45240. The address for Hartford Life Insurance Company is 200 Hopmeadow Street, Simsburg, CT 06089. The address of Security Life of Denver Insurance Company is 1290 Broadway, Denver, CO 80203. The address of Aetna Life Insurance and Annuity Company is 151 Farmington Avenue, Hartford, CT 06156.


AIM V.I. AGGRESSIVE GROWTH FUND


                                                     PERCENT OWNED         PERCENT OWNED
         NAME OF                                       OF RECORD           BENEFICIALLY           PERCENT OWNED
      RECORD OWNER                                 AND BENEFICIALLY            ONLY              OF RECORD ONLY
      ------------                                 ----------------        -------------         --------------

Glenbrook Life & Annuity Company                          -0-                   -0-                   100%*


--------

* A shareholder who beneficially owns more than 25% of the voting securities of a Fund may be presumed to "control" the Fund. The Funds understand that insurance company separate accounts owning shares of the Funds will vote their shares in accordance with instructions received from Contract owners, annuitants and beneficiaries. If an insurance company determines, however, that it is permitted to vote any such shares of the Funds in its own right, it may elect to do so, subject to the then current interpretation of the 1940 Act and the rules thereunder.

AIM V.I. BALANCED FUND


                                                     PERCENT OWNED         PERCENT OWNED
         NAME OF                                       OF RECORD           BENEFICIALLY           PERCENT OWNED
      RECORD OWNER                                 AND BENEFICIALLY            ONLY              OF RECORD ONLY
      ------------                                 ----------------        -------------         --------------

Glenbrook Life & Annuity Company                          -0-                   -0-                  75.85%*

Union Central Life Insurance Company                      -0-                   -0-                  24.01%


AIM V.I. CAPITAL APPRECIATION FUND



                                                     PERCENT OWNED         PERCENT OWNED
         NAME OF                                       OF RECORD           BENEFICIALLY           PERCENT OWNED
      RECORD OWNER                                 AND BENEFICIALLY            ONLY              OF RECORD ONLY
      ------------                                 ----------------        -------------         --------------

Connecticut General Life Insurance Company                -0-                   -0-                  40.48%*

Glenbrook Life & Annuity Company                          -0-                   -0-                  19.84%

Merrill Lynch Life Insurance Company                      -0-                   -0-                  15.80%

Aetna Life Insurance and Annuity Company                  -0-                   -0-                  11.84%


AIM V.I. CAPITAL DEVELOPMENT FUND



                                                     PERCENT OWNED         PERCENT OWNED
         NAME OF                                       OF RECORD           BENEFICIALLY           PERCENT OWNED
      RECORD OWNER                                 AND BENEFICIALLY            ONLY              OF RECORD ONLY
      ------------                                 ----------------        -------------         --------------

Glenbrook Life & Annuity Company                          -0-                   -0-                  89.75%*

A I M Advisors, Inc.                                      -0-                   -0-                  10.09%


AIM V.I. DIVERSIFIED INCOME FUND



                                                     PERCENT OWNED         PERCENT OWNED
         NAME OF                                       OF RECORD           BENEFICIALLY           PERCENT OWNED
      RECORD OWNER                                 AND BENEFICIALLY            ONLY              OF RECORD ONLY
      ------------                                 ----------------        -------------         --------------

Connecticut General Life Insurance Company                -0-                   -0-                  58.10%*

Glenbrook Life & Annuity Company                          -0-                   -0-                  33.91%*


--------

* A shareholder who beneficially owns more than 25% of the voting securities of a Fund may be presumed to "control" the Fund. The Funds understand that insurance company separate accounts owning shares of the Funds will vote their shares in accordance with instructions received from Contract owners, annuitants and beneficiaries. If an insurance company determines, however, that it is permitted to vote any such shares of the Funds in its own right, it may elect to do so, subject to the then current interpretation of the 1940 Act and the rules thereunder.

AIM V.I. GLOBAL UTILITIES FUND



                                                     PERCENT OWNED         PERCENT OWNED
         NAME OF                                       OF RECORD           BENEFICIALLY           PERCENT OWNED
      RECORD OWNER                                 AND BENEFICIALLY            ONLY              OF RECORD ONLY
      ------------                                 ----------------        -------------         --------------

Connecticut General Life Insurance Company                -0-                   -0-                  50.06%*

Glenbrook Life & Annuity Company                          -0-                   -0-                  43.48%*


AIM V.I. GOVERNMENT SECURITIES FUND



                                                     PERCENT OWNED         PERCENT OWNED
         NAME OF                                       OF RECORD           BENEFICIALLY           PERCENT OWNED
      RECORD OWNER                                 AND BENEFICIALLY            ONLY              OF RECORD ONLY
      ------------                                 ----------------        -------------         --------------

Connecticut General Life Insurance Company                -0-                   -0-                  34.99%*

Glenbrook Life & Annuity Company                          -0-                   -0-                  25.34%*

First Citicorp Life Insurance Company                     -0-                   -0-                  22.62%

Security Life of Denver Insurance Company                 -0-                   -0-                   8.44%


AIM V.I. GROWTH FUND



                                                     PERCENT OWNED         PERCENT OWNED
         NAME OF                                       OF RECORD           BENEFICIALLY           PERCENT OWNED
      RECORD OWNER                                 AND BENEFICIALLY            ONLY              OF RECORD ONLY
      ------------                                 ----------------        -------------         --------------


Connecticut General Life Insurance Company                -0-                   -0-                  47.78%*

Glenbrook Life & Annuity Company                          -0-                   -0-                  26.40%*

Aetna Life Insurance and Annuity Company                  -0-                   -0-                   9.76%

--------

* A shareholder who beneficially owns more than 25% of the voting securities of a Fund may be presumed to "control" the Fund. The Funds understand that insurance company separate accounts owning shares of the Funds will vote their shares in accordance with instructions received from Contract owners, annuitants and beneficiaries. If an insurance company determines, however, that it is permitted to vote any such shares of the Funds in its own right, it may elect to do so, subject to the then current interpretation of the 1940 Act and the rules thereunder.

AIM V.I. GROWTH AND INCOME FUND



                                                     PERCENT OWNED         PERCENT OWNED
         NAME OF                                       OF RECORD           BENEFICIALLY           PERCENT OWNED
      RECORD OWNER                                 AND BENEFICIALLY            ONLY              OF RECORD ONLY
      ------------                                 ----------------        -------------         --------------

IDS Life Insurance Company                                -0-                   -0-                  62.06%*

Glenbrook Life & Annuity Company                          -0-                   -0-                   9.75%

Connecticut General Life Insurance Company                -0-                   -0-                   9.21%

Pruco Life Insurance Company                              -0-                   -0-                   8.26%


AIM V.I. HIGH YIELD FUND



                                                     PERCENT OWNED         PERCENT OWNED
         NAME OF                                       OF RECORD           BENEFICIALLY           PERCENT OWNED
      RECORD OWNER                                 AND BENEFICIALLY            ONLY              OF RECORD ONLY
      ------------                                 ----------------        -------------         --------------

Glenbrook Life & Annuity Company                          -0-                   -0-                  53.92%*

Hartford Life Insurance Company                           -0-                   -0-                  33.38%*

A I M Advisors, Inc.                                      -0-                   -0-                  12.70%


AIM V.I. INTERNATIONAL EQUITY FUND



                                                     PERCENT OWNED         PERCENT OWNED
         NAME OF                                       OF RECORD           BENEFICIALLY           PERCENT OWNED
      RECORD OWNER                                 AND BENEFICIALLY            ONLY              OF RECORD ONLY
      ------------                                 ----------------        -------------         --------------


Connecticut General Life Insurance Company                -0-                   -0-                  53.10%*

Glenbrook Life & Annuity Company                          -0-                   -0-                  22.93%

First Citicorp Life Insurance Company                     -0-                   -0-                   6.75%


--------

* A shareholder who beneficially owns more than 25% of the voting securities of a Fund may be presumed to "control" the Fund. The Funds understand that insurance company separate accounts owning shares of the Funds will vote their shares in accordance with instructions received from Contract owners, annuitants and beneficiaries. If an insurance company determines, however, that it is permitted to vote any such shares of the Funds in its own right, it may elect to do so, subject to the then current interpretation of the 1940 Act and the rules thereunder.

AIM V.I. MONEY MARKET FUND



                                                     PERCENT OWNED         PERCENT OWNED
         NAME OF                                       OF RECORD           BENEFICIALLY           PERCENT OWNED
      RECORD OWNER                                 AND BENEFICIALLY            ONLY              OF RECORD ONLY
      ------------                                 ----------------        -------------         --------------

Connecticut General Life Insurance Company                -0-                   -0-                  66.74%*

Glenbrook Life & Annuity Company                          -0-                   -0-                  31.32%*


AIM V.I. VALUE FUND



                                                     PERCENT OWNED         PERCENT OWNED
         NAME OF                                       OF RECORD           BENEFICIALLY           PERCENT OWNED
      RECORD OWNER                                 AND BENEFICIALLY            ONLY              OF RECORD ONLY
      ------------                                 ----------------        -------------         --------------

Connecticut General Life Insurance Company                -0-                   -0-                  26.60%*

Merrill Lynch Life Insurance Company                      -0-                   -0-                  25.94%*

Pruco Life Insurance Company of New Jersey                -0-                   -0-                  14.34%

Glenbrook Life & Annuity Company                          -0-                   -0-                  12.49%



         A I M Advisors, Inc. provided the initial capitalization of the AIM V.I. Blue Chip Fund, the AIM V.I. Dent Demographic Trends Fund, the AIM V.I. Global Growth and Income Fund and the AIM V.I. Telecommunications Fund and, accordingly, as of the date of this Statement of Additional Information, owned all the outstanding shares of common stock of the Funds. Although the Funds expect that the sale of its shares to the public pursuant to the Prospectus will promptly reduce the percentage of such shares owned by A I M Advisors, Inc. to less than 1% of the total shares outstanding, as long as A I M Advisors, Inc. owns over 25% of the shares of the Fund that are outstanding, it may be presumed to be in "control" of the Fund, as defined in the 1940 Act.


--------

* A shareholder who beneficially owns more than 25% of the voting securities of a Fund may be presumed to "control" the Fund. The Funds understand that insurance company separate accounts owning shares of the Funds will vote their shares in accordance with instructions received from Contract owners, annuitants and beneficiaries. If an insurance company determines, however, that it is permitted to vote any such shares of the Funds in its own right, it may elect to do so, subject to the then current interpretation of the 1940 Act and the rules thereunder.


         As of September 22, 1999, the directors and officers of the Company as a group owned beneficially less than 1% of the outstanding shares of the Company.


OTHER INFORMATION

         The Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Funds have filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Funds and the securities offered hereby. The Registration Statement is available for inspection by the public at the SEC in Washington, D.C.

                                   APPENDIX A


  -----------------------------------------------------------------------------

                      DESCRIPTION OF CORPORATE BOND RATINGS

    Investment grade debt securities are those rating categories indicated by an asterisk (*).

    Moody's Investors Service, Inc.'s corporate bond ratings are as follows:

    *Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    *Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

    *A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

    *Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

    Standard and Poor's Ratings Services classifications are as follows:

    *AAA -- Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

    *AA -- Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

    *A -- Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

    *BBB -- Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher categories.

    BB, B, CCC, CC, C -- Debt rated "BB", "B", "CCC", "CC" and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

    BB -- Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB --" rating.

    B -- Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely Impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB --" rating.

    CCC -- Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it's not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B --" rating.

    CC -- The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

    C -- The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC--" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

    C1 -- The rating "C1" is reserved for income bonds on which no interest is being paid.

    D -- Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

    Plus (+) or Minus (-): The rating from "AA" to "CCC" maybe modified by the addition of a plus or minus sign to show relative standing within the major categories.

    Duff & Phelps fixed-income ratings are as follows:

    *AAA -- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

    *AA+, AA, AA- -- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

    *A+, A, A- -- Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

    *BBB+, BBB, BBB- -- Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

    BB+, BB, BB- -- Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

    B+, B, B- -- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in quality rating within this category or into a higher or lower quality rating grade.

    CCC -- Well below investment grade securities. May be in default or have considerable uncertainty as to timely payment of Interest, preferred dividends and/or principal. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

   Fitch IBCA Inc.'s bond ratings are as follows:

    *AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

    *AA -- Bonds considered to be Investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

    *A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

    *BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

    BB -- Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

    B -- Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

    CCC -- Bonds have certain Identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

    CC -- Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

    C -- Bonds are in imminent default in payment of interest or principal.

    DDD, DD, and D -- Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

    Plus (+) Minus (-) -- Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA", "DDD", "DD", or "D" categories.

                                   APPENDIX B

  -----------------------------------------------------------------------------

               DESCRIPTION OF OBLIGATIONS ISSUED OR GUARANTEED BY
                  U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES

    The following list includes certain common Agency Securities, as defined In the Prospectus, and does not purport to be exhaustive.

    EXPORT-IMPORT BANK CERTIFICATES -- are certificates of beneficial interest and participation certificates issued and guaranteed by the Export-Import Bank of the United States.

    FEDERAL FARM CREDIT SYSTEM NOTES AND BONDS -- are bonds issued by a cooperatively owned, nationwide system of banks and associations supervised by the Farm Credit Administration, an independent agency of the U.S. Government.

    FEDERAL HOME LOAN BANK NOTES AND BONDS -- are notes and bonds issued by the Federal Home Loan Bank System.

    FHA DEBENTURES -- are debentures issued by the Federal Housing Authority of the U.S. Government.

    FHA INSURED NOTES -- are bonds issued by the Farmers Home Administration of the U.S. Government.

    FEDERAL HOME LOAN MORTGAGE CORPORATION ("FHLMC") BONDS -- are bonds issued and guaranteed by FHLMC, a corporate instrumentality of the U.S. Government. The Federal Home Loan Banks own all the capital stock of FHLMC, which obtains its funds by selling mortgages (as well as participation interests in the mortgages) and by borrowing funds through the issuance of debentures and otherwise.

    FHLMC PARTICIPATION CERTIFICATES OR "FREDDIE MACS" -- represent undivided interests in specified groups of conventional mortgage loans (and/or participation interests in those loans) underwritten and owned by FHLMC. At least 95% of the aggregate principal balance of the whole mortgage loans and/or participations in a group formed by FHLMC typically consists of single-family mortgage loans, and not more than 5% consists of multi-family loans. FHLMC Participation Certificates are not guaranteed by, and do not constitute a debt or obligation of, the U.S. Government or any Federal Home Loan Bank. FHLMC Participation Certificates are issued in fully registered form only, in original unpaid principal balances of $25,000, $100,000, $200,000, $500,000, $1 million and $5 million. FHLMC guarantees to each registered holder of a Participation Certificate, to the extent of such holder's pro rata share (i) the timely payment of interest accruing at the applicable certificate rate on the unpaid principal balance outstanding on the mortgage loans, and (ii) collection of all principal on the mortgage loans without any offset or deductions. Pursuant to these guaranties, FHLMC indemnifies holders of Participation Certificates against any reduction in principal by reason of charges for property repairs, maintenance, and foreclosure.

    FEDERAL NATIONAL MORTGAGE ASSOCIATION ("FNMA") BONDS -- are bonds issued and guaranteed by FNMA, a federally chartered and privately-owned corporation.

    FNMA PASS-THROUGH CERTIFICATES OR "FANNIE MAES" -- are mortgage pass-through certificates issued and guaranteed by FNMA. FNMA Certificates represent a fractional undivided ownership interest in a pool of mortgage loans either provided from FNMA's own portfolio or purchased from primary lenders. The mortgage loans included in the pool are conventional, insured by the Federal Housing Administration or guaranteed by the Veterans Administration. FNMA Certificates are not backed by, nor entitled to, the full faith and credit of the U.S. Government.

    Loans not provided from FNMA's own portfolio are purchased only from primary lenders that satisfy certain criteria developed by FNMA, including depth of mortgage origination experience, servicing experience and financial capacity. FNMA may purchase an entire loan pool from a single lender, and issue Certificates backed by that loan pool alone, or may package a pool made up of loans purchased from various lenders.

    Various types of mortgage loans, and loans with varying interest rates, may be included in a single pool, although each pool will consist of mortgage loans related to one-family or two-to-four family residential properties. Substantially all FNMA mortgage pools currently consist of fixed interest rate and growing equity mortgage loans, although FNMA mortgage pools may also consist of adjustable interest rate mortgage loans or other types of mortgage loans. Each mortgage loan must conform to FNMA's published requirements or guidelines with respect to maximum principal amount, loan-to-value ratio, loan term, underwriting standards and insurance coverage.

    All mortgage loans are held by FNMA as trustee pursuant to a trust indenture for the benefit of Certificate holders. The trust indenture gives FNMA responsibility for servicing and administering the loans in a pool. FNMA contracts with the lenders or other servicing institutions to perform all services and duties customary to the servicing of mortgages, as well as duties specifically prescribed by FNMA, all under FNMA supervision. FNMA may remove service providers for cause.

    The pass-through rate on FNMA Certificates is the lowest annual interest rate borne by an underlying mortgage loan in the pool, less a fee to FNMA as compensation for servicing and for FNMA's guarantee lenders servicing the underlying mortgage loans receive as compensation a portion of the fee paid to FNMA, the excess yields on pooled loans with coupon rates above the lowest rate borne by any mortgage loan in the pool and certain other amounts collected, such as late charges.

    The minimum size of a FNMA pool is $1 million of mortgage loans. Registered holders purchase Certificates in amounts not less than $25,000.

    FNMA Certificates are marketed by the servicing lender banks, usually through securities dealers. The lender of a single lender pool typically markets all Certificates based on that pool, and lenders of multiple lender pools market Certificates based on a pro rata interest in the aggregate pool. The amount of FNMA Certificates currently outstanding is limited.

    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ("GNMA") CERTIFICATES OR "GINNIE MAES" -- are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Each mortgage loan included in the pool is either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled, and, after being approved by GNMA, is offered to investors through securities dealers. GNMA is a U.S. Government corporation within the Department of Housing and Urban Development.

    GNMA Certificates differ from bonds in that the principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA Certificates are called "modified pass-through" securities because they entitle the holder to receive its proportionate share of all interest and principal payments owed on the mortgage pool, net of fees paid to the issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment. Payment of principal of and interest on GNMA Certificates of the "modified pass-through" type is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government.

    The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return on the greater part of principal invested far in advance of the maturity of the mortgages in the pool. Foreclosures impose little risk to principal investment because of the GNMA guarantee.

    As the prepayment rates of individual mortgage pools will vary widely, it is not possible to accurately predict the average life of a particular issue of GNMA Certificates. However, statistics published by the FHA indicate that the average life of a single family dwelling mortgage with 25- to 30-year maturity, the type of mortgage which backs the vast majority of GNMA Certificates, is approximately 12 years. It is therefore customary practice to treat GNMA Certificates as 30-year mortgage-backed securities which prepay fully in the twelfth year.

    As a consequence of the fees paid to GNMA and the issuer of GNMA Certificates, the coupon rate of interest of GNMA Certificates is lower than the interest paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates.

    The yield which will be earned on GNMA Certificates may vary from their coupon rates for the following reasons: (i) Certificates may be issued at a premium or discount, rather than at par; (ii) Certificates may trade in the secondary market at a premium or discount after issuance; (iii) interest is earned and compounded monthly which has the effect of raising the effective yield earned on the Certificates; and (iv) the actual yield of each Certificate is affected by the prepayment of mortgages included in the mortgage pool underlying the Certificates and the rate at which principal so prepaid is reinvested. In addition, prepayment of mortgages included in the mortgage pool underlying a GNMA Certificate purchased at a premium may result in a loss to the Fund.

    Due to the large amount of GNMA Certificates outstanding and active participation in the secondary market by securities dealers and investors, GNMA Certificates are highly liquid instruments. Prices of GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate.

    GENERAL SERVICES ADMINISTRATION ("GSA") PARTICIPATION CERTIFICATES -- are participation certificates issued by the General Services Administration of the U.S. Government.

    MARITIME ADMINISTRATION BONDS -- are bonds issued and provided by the Department of Transportation of the U.S. Government.

    NEW COMMUNITIES DEBENTURES -- are debentures issued in accordance with the provisions of Title IV of the Housing and Urban Development Act of 1968, as supplemented and extended by Title VII of the Housing and Urban Development Act of 1970, the payment of which is guaranteed by the U.S. Government.

    PUBLIC HOUSING NOTES AND BONDS -- are short-term project notes and long-term bonds issued by public housing and urban renewal agencies in connection with programs administered by the Department of Housing and Urban Development of the U.S. Government, the payment of which is secured by the U.S. Government.

    SBA DEBENTURES -- are debentures fully guaranteed as to principal and interest by the Small Business Administration of the U.S. Government.

    SLMA DEBENTURES -- are debentures backed by the Student Loan Marketing Association.

    TITLE XI BONDS -- are bonds issued in accordance with the provisions of Title XI of the Merchant Marine Act of 1936, as amended, the payment of which is guaranteed by the U.S. Government.

    WASHINGTON METROPOLITAN AREA TRANSIT AUTHORITY BONDS -- are bonds issued by the Washington Metropolitan Area Transit Authority and are guaranteed by the Secretary of Transportation of the U.S. Government.

                                   APPENDIX C


  ------------------------------------------------------------------------------

                     DESCRIPTION OF MONEY MARKET OBLIGATIONS

   The following list does not purport to be an exhaustive list of all Money Market Obligations, and the Funds reserve the right to invest in Money Market Obligations other than those listed below:

1. GOVERNMENT OBLIGATIONS.

    U.S. GOVERNMENT DIRECT OBLIGATIONS -- Bills, notes, and bonds issued by the U.S. Treasury.

    U.S. GOVERNMENT AGENCIES SECURITIES -- Certain federal agencies such as the Government National Mortgage Association have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury.

    FOREIGN GOVERNMENT OBLIGATIONS -- These are U.S. dollar denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Fund's investment advisor to be of comparable quality to the other obligations in which the Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Fund's assets invested in securities Issued by foreign governments will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

2. BANK INSTRUMENTS.

    BANKERS' ACCEPTANCES -- A bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange.
Maturities are generally six months or less.

    CERTIFICATES OF DEPOSIT -- A negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity.

    TIME DEPOSITS -- A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

    EURODOLLAR OBLIGATIONS -- A Eurodollar obligation is a U.S.
dollar-denominated obligation issued by a foreign branch of a domestic bank.

    YANKEE DOLLAR OBLIGATIONS -- A Yankee dollar obligation is a U.S. dollar-denominated obligation issued by a domestic branch of a foreign bank.

3. COMMERCIAL INSTRUMENTS.

    COMMERCIAL PAPER -- The term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months.

    VARIABLE RATE MASTER DEMAND NOTES -- Variable rate master demand notes are unsecured demand notes that permit Investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the foregoing quality criteria as discussed in the Statement of Additional Information under "Investment Programs." The interest rate on a variable rate master demand note is periodically redetermined according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal amount of the note on relatively short notice. All variable rate master demand notes acquired by the Money Market Fund will be payable within a prescribed notice period not to exceed seven days.

4. REPURCHASE AGREEMENTS.

    A repurchase agreement is a contractual undertaking whereby the seller of securities (limited to U.S. Government securities, including securities issued or guaranteed by the U.S. Treasury or the various agencies and instrumentalities of the U.S. Government) agrees to repurchase the securities at a specified price on a future date determined by negotiations.

5. TAXABLE MUNICIPAL SECURITIES.

    Taxable municipal securities are debt securities issued by or on behalf of states and their political subdivisions, the District of Columbia, and possessions of the United States, the interest on which is not exempt from federal income tax.

                              FINANCIAL STATEMENTS













                                       FS

SCHEDULE OF INVESTMENTS

June 30, 1999
(Unaudited)

                                                             MARKET
                                                   SHARES    VALUE

DOMESTIC COMMON STOCKS - 88.49%

AIR FREIGHT - 0.35%

Expeditors International of Washington, Inc.         1,000 $   27,250
---------------------------------------------------------------------

AIRLINES - 0.11%

Alaska Air Group, Inc.(a)                              200      8,350
---------------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 1.20%

Gentex Corp.(a)                                      1,500     42,000
---------------------------------------------------------------------
Meritor Automotive, Inc.                             1,200     30,600
---------------------------------------------------------------------
Tower Automotive, Inc.(a)                              800     20,350
---------------------------------------------------------------------
                                                               92,950
---------------------------------------------------------------------

BANKS (REGIONAL) - 2.30%

Bank United Corp. - Class A                          1,000     40,187
---------------------------------------------------------------------
Community First Bankshares, Inc.                     1,500     35,812
---------------------------------------------------------------------
First Republic Bank(a)                                 900     26,044
---------------------------------------------------------------------
Southwest Bancorporation of Texas, Inc.(a)           2,300     41,400
---------------------------------------------------------------------
Trustmark Corp.                                      1,500     34,312
---------------------------------------------------------------------
                                                              177,755
---------------------------------------------------------------------

BIOTECHNOLOGY - 0.18%

IDEXX Laboratories, Inc.(a)                            600     13,987
---------------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE) - 1.46%

Hispanic Broadcasting Corp.(a)                       1,300     98,637
---------------------------------------------------------------------
Radio One, Inc.(a)                                     300     13,950
---------------------------------------------------------------------
                                                              112,587
---------------------------------------------------------------------

BUILDING MATERIALS - 1.04%

Elcor Corp.                                            900     39,319
---------------------------------------------------------------------
NCI Building Systems, Inc.(a)                          600     12,825
---------------------------------------------------------------------
Simpson Manufacturing Co., Inc.(a)                     600     28,500
---------------------------------------------------------------------
                                                               80,644
---------------------------------------------------------------------

CHEMICALS (SPECIALTY) - 0.54%

OM Group, Inc.                                       1,200     41,400
---------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 5.05%

Adtran, Inc.(a)                                      1,100     40,012
---------------------------------------------------------------------
ANTEC Corp.(a)                                         900     28,856
---------------------------------------------------------------------
Comverse Technology, Inc.(a)                         1,150     86,825
---------------------------------------------------------------------
Dycom Industries, Inc.(a)                              900     50,400
---------------------------------------------------------------------
Harmonic, Inc.(a)                                    1,000     57,437
---------------------------------------------------------------------
Polycom, Inc.(a)                                       200      7,800
---------------------------------------------------------------------
Proxim, Inc.(a)                                        900     52,200
---------------------------------------------------------------------
Uniphase Corp.(a)                                      400     66,400
---------------------------------------------------------------------
                                                              389,930
---------------------------------------------------------------------

                                                            MARKET
                                                  SHARES    VALUE

COMPUTERS (HARDWARE) - 1.51%

Genesis Microchip, Inc.(a)                          1,100 $   25,987
--------------------------------------------------------------------
National Instruments Corp.(a)                       1,300     52,487
--------------------------------------------------------------------
Visual Networks, Inc.(a)                            1,200     38,400
--------------------------------------------------------------------
                                                             116,874
--------------------------------------------------------------------

COMPUTERS (NETWORKING) - 1.70%

Emulex Corp.(a)                                       700     77,831
--------------------------------------------------------------------
International Network Services(a)                     900     36,337
--------------------------------------------------------------------
VeriSign, Inc.(a)                                     200     17,250
--------------------------------------------------------------------
                                                             131,418
--------------------------------------------------------------------

COMPUTERS (PERIPHERALS) - 3.81%

Cybex Computer Products Corp.(a)                    1,100     30,662
--------------------------------------------------------------------
DSP Communications, Inc.(a)                         1,500     43,312
--------------------------------------------------------------------
Jabil Circuit, Inc.(a)                                900     40,612
--------------------------------------------------------------------
Network Applicance, Inc.(a)                           400     22,350
--------------------------------------------------------------------
QLogic Corp.(a)                                       600     79,200
--------------------------------------------------------------------
SanDisk Corp.(a)                                    1,200     54,000
--------------------------------------------------------------------
Xircom, Inc.(a)                                       800     24,050
--------------------------------------------------------------------
                                                             294,186
--------------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES) - 8.64%

American Management Systems, Inc.(a)                  500     16,031
--------------------------------------------------------------------
Analytical Surveys, Inc.(a)                           400      9,950
--------------------------------------------------------------------
AVT Corp.(a)                                          900     34,087
--------------------------------------------------------------------
Citrix Systems, Inc.(a)                             1,000     56,500
--------------------------------------------------------------------
Concord Communications, Inc.(a)                       300     13,500
--------------------------------------------------------------------
Electronics for Imaging, Inc.(a)                    1,200     61,650
--------------------------------------------------------------------
Gemstar International Group Ltd.(a)                   900     58,725
--------------------------------------------------------------------
InfoCure Corp.(a)                                     500     26,469
--------------------------------------------------------------------
ISS Group, Inc.(a)                                    400     15,100
--------------------------------------------------------------------
Jack Henry & Associates                               400     15,700
--------------------------------------------------------------------
Macromedia, Inc.(a)                                   700     24,675
--------------------------------------------------------------------
Medical Manager Corp.(a)                              900     39,825
--------------------------------------------------------------------
Mercury Interactive Corp.(a)                          900     31,837
--------------------------------------------------------------------
Micromuse, Inc.(a)                                    500     24,937
--------------------------------------------------------------------
Peregrine Systems, Inc.(a)                            300      7,706
--------------------------------------------------------------------
QRS Corp.(a)                                          300     23,400
--------------------------------------------------------------------
Rational Software Corp.(a)                          1,700     55,994
--------------------------------------------------------------------
ScanSource, Inc.(a)                                   500     10,812
--------------------------------------------------------------------
Transaction Systems Architects, Inc.-Class A(a)       600     23,400
--------------------------------------------------------------------
USWeb Corp.(a)                                      1,500     33,281
--------------------------------------------------------------------

                        AIM V.I. AGGRESSIVE GROWTH FUND

                                                          MARKET
                                                SHARES    VALUE

COMPUTERS (SOFTWARE & SERVICES) - CONTINUED

Veritas Software Corp.(a)                           650 $   61,709
------------------------------------------------------------------
Verity, Inc.(a)                                     400     21,675
------------------------------------------------------------------
                                                           666,963
------------------------------------------------------------------

CONSUMER (JEWELRY, NOVELTIES & GIFTS) - 0.78%

Action Performance Companies, Inc.(a)               500     16,500
------------------------------------------------------------------
Fossil, Inc.(a)                                     900     43,537
------------------------------------------------------------------
                                                            60,037
------------------------------------------------------------------

CONSUMER FINANCE - 0.50%

AmeriCredit Corp.(a)                              1,000     16,000
------------------------------------------------------------------
Doral Financial Corp.                             1,300     22,425
------------------------------------------------------------------
                                                            38,425
------------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH) - 0.40%

Patterson Dental Co.(a)                             900     31,275
------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 3.18%

CommScope, Inc.(a)                                1,000     30,750
------------------------------------------------------------------
Cree Research, Inc.(a)                              700     53,856
------------------------------------------------------------------
Electro Scientific Industries, Inc.(a)              100      4,178
------------------------------------------------------------------
Oak Industries, Inc.(a)                             800     34,950
------------------------------------------------------------------
Pinnacle Systems, Inc.(a)                         1,300     43,712
------------------------------------------------------------------
Sammina Corp.(a)                                    600     45,525
------------------------------------------------------------------
Sawtek, Inc.(a)                                     600     27,525
------------------------------------------------------------------
SLI, Inc.(a)                                        200      5,400
------------------------------------------------------------------
                                                           245,896
------------------------------------------------------------------

ELECTRONICS (DEFENSE) - 0.56%

Aeroflex, Inc.(a)                                 2,200     43,450
------------------------------------------------------------------

ELECTRONICS (INSTRUMENTATION) - 2.40%

Alpha Industries, Inc.(a)                         2,550    121,444
------------------------------------------------------------------
Waters Corp.(a)                                   1,200     63,750
------------------------------------------------------------------
                                                           185,194
------------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 7.57%

American Xtal Technology, Inc.(a)                   600     14,288
------------------------------------------------------------------
ANADIGICS, Inc.(a)                                1,100     40,700
------------------------------------------------------------------
Apex PC Solutions, Inc.(a)                          650     13,325
------------------------------------------------------------------
Applied Micro Circuits Corp.(a)                     900     74,025
------------------------------------------------------------------
Burr-Brown Corp.(a)                                 500     18,312
------------------------------------------------------------------
Dallas Semiconductor Corp.                          500     25,250
------------------------------------------------------------------
Flextronics International, Ltd.(a)                  700     38,850
------------------------------------------------------------------
Micrel, Inc.(a)                                     500     37,000
------------------------------------------------------------------
Microchip Technology, Inc.(a)                     1,500     71,062
------------------------------------------------------------------
PMC-Sierra, Inc.(a)                                 800     47,150
------------------------------------------------------------------
SDL, Inc.(a)                                        900     45,956
------------------------------------------------------------------
Semtech Corp.(a)                                    900     46,912
------------------------------------------------------------------
TranSwitch Corp.(a)                                 600     28,425
------------------------------------------------------------------
Unitrode Corp.(a)                                 1,500     43,031
------------------------------------------------------------------
Vitesse Semiconductor Corp.(a)                      600     40,463
------------------------------------------------------------------
                                                           584,749
------------------------------------------------------------------

                                                          MARKET
                                                SHARES    VALUE

ENTERTAINMENT - 0.75%

SFX Entertainment, Inc.-Class A(a)                  900 $   57,600
------------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR) - 1.73%

Advanced Energy Industries, Inc.(a)                 800     32,450
------------------------------------------------------------------
Asyst Technologies, Inc.(a)                         900     26,944
------------------------------------------------------------------
Brooks Automation, Inc.(a)                          400     10,825
------------------------------------------------------------------
Credence Systems Corp.(a)                           700     25,988
------------------------------------------------------------------
Etec Systems, Inc.(a)                               500     16,625
------------------------------------------------------------------
Novellus Systems, Inc.(a)                           300     20,475
------------------------------------------------------------------
                                                           133,307
------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 0.75%

NCO Group, Inc.(a)                                  600     22,800
------------------------------------------------------------------
SEI Investments Co.                                 400     35,300
------------------------------------------------------------------
                                                            58,100
------------------------------------------------------------------

FOODS - 0.42%

Hain Food Group, Inc. (The)(a)                    1,200     24,750
------------------------------------------------------------------
United Natural Foods, Inc.(a)                       300      7,425
------------------------------------------------------------------
                                                            32,175
------------------------------------------------------------------

FOOTWEAR - 0.36%

K-Swiss, Inc.                                       600     27,900
------------------------------------------------------------------

GAMING, LOTTERY & PARIMUTUEL COMPANIES - 0.40%

Station Casinos, Inc.(a)                          1,500     30,563
------------------------------------------------------------------

HEALTH CARE (DRUGS - GENERIC & OTHER) - 1.09%

Alpharma, Inc.-Class A                            1,500     53,344
------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A(a)           1,200     30,450
------------------------------------------------------------------
                                                            83,794
------------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT) - 0.87%

Health Management Associates, Inc.-Class A(a)     1,500     16,875
------------------------------------------------------------------
Province Healthcare Co.(a)                        1,100     21,450
------------------------------------------------------------------
Universal Health Services, Inc.-Class B(a)          600     28,650
------------------------------------------------------------------
                                                            66,975
------------------------------------------------------------------

HEALTH CARE (MANAGED CARE) - 0.55%

Express Scripts, Inc.-Class A(a)                    700     42,131
------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 4.12%

Henry Schein, Inc.(a)                             1,000     31,688
------------------------------------------------------------------
MiniMed, Inc.(a)                                    500     38,469
------------------------------------------------------------------
Osteotech, Inc.(a)                                1,750     50,313
------------------------------------------------------------------
ResMed, Inc.(a)                                     800     26,550
------------------------------------------------------------------
Sybron International Corp.(a)                     1,500     41,344
------------------------------------------------------------------
Syncor International Corp.(a)                       500     18,000
------------------------------------------------------------------
VISX, Inc.(a)                                       700     55,431
------------------------------------------------------------------
Xomed Surgical Products, Inc.(a)                  1,150     55,991
------------------------------------------------------------------
                                                           317,786
------------------------------------------------------------------

                        AIM V.I. AGGRESSIVE GROWTH FUND

                                                         MARKET
                                               SHARES    VALUE

HEALTH CARE (SPECIALIZED SERVICES) - 1.88%

Advance Paradigm, Inc.(a)                          700 $   42,700
-----------------------------------------------------------------
Capital Senior Living Group(a)                     800      8,000
-----------------------------------------------------------------
Hooper Holmes, Inc.                              1,800     36,675
-----------------------------------------------------------------
OEC Medical Systems, Inc.(a)                       400      9,800
-----------------------------------------------------------------
Renal Care Group, Inc.(a)                          900     23,288
-----------------------------------------------------------------
Res-Care, Inc.(a)                                  200      4,550
-----------------------------------------------------------------
Veterinary Centers of America, Inc.(a)           1,500     20,344
-----------------------------------------------------------------
                                                          145,357
-----------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY) - 0.80%

FPIC Insurance Group, Inc.(a)                      900     43,650
-----------------------------------------------------------------
HCC Insurance Holdings, Inc.                       800     18,150
-----------------------------------------------------------------
                                                           61,800
-----------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE - 0.63%

Hambrecht & Quist Group(a)                       1,300     48,263
-----------------------------------------------------------------

INVESTMENT MANAGEMENT - 1.27%

Affiliated Managers Group, Inc.(a)                 100      3,019
-----------------------------------------------------------------
Eaton Vance Corp.                                1,000     34,438
-----------------------------------------------------------------
Knight/Trimark Group, Inc.-Class A(a)            1,000     60,313
-----------------------------------------------------------------
                                                           97,770
-----------------------------------------------------------------

LEISURE TIME (PRODUCTS) - 0.21%

International Speedway Corp.-Class A               100      4,750
-----------------------------------------------------------------
Speedway Motorsports, Inc.(a)                      300     11,794
-----------------------------------------------------------------
                                                           16,544
-----------------------------------------------------------------

MANUFACTURING (DIVERSIFIED) - 0.25%

Spartech Corp.                                     600     18,975
-----------------------------------------------------------------

MANUFACTURING (SPECIALIZED) - 0.32%

Astec Industries, Inc.(a)                          600     24,450
-----------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES - 0.35%

Daisytek International Corp.(a)                  1,649     26,899
-----------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT) - 0.75%

Cal Dive International, Inc.(a)                    600     17,925
-----------------------------------------------------------------
Global Industries Ltd.(a)                        1,700     21,781
-----------------------------------------------------------------
Maverick Tube Corp.(a)                           1,300     18,119
-----------------------------------------------------------------
                                                           57,825
-----------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION) - 0.70%

Cabot Oil & Gas Corp.-Class A                      600     11,175
-----------------------------------------------------------------
Evergreen Resources, Inc.(a)                     1,200     30,225
-----------------------------------------------------------------
Stone Energy Corp.(a)                              300     12,713
-----------------------------------------------------------------
                                                           54,113
-----------------------------------------------------------------

PERSONAL CARE - 0.47%

Steiner Leisure Ltd.(a)                          1,200     36,375
-----------------------------------------------------------------

                                                          MARKET
                                                SHARES    VALUE

PUBLISHING - 0.37%

IDG Books Worldwide, Inc.-Class A(a)              1,200 $   21,900
------------------------------------------------------------------
Meredith Corp.                                      200      6,925
------------------------------------------------------------------
                                                            28,825
------------------------------------------------------------------

RAILROADS - 0.52%

MotivePower Industries, Inc.(a)                   2,150     39,775
------------------------------------------------------------------

RESTAURANTS - 1.72%

CEC Entertainment, Inc.(a)                        1,400     59,150
------------------------------------------------------------------
Foodmaker, Inc.(a)                                1,100     31,213
------------------------------------------------------------------
Papa John's International, Inc.(a)                  300     13,406
------------------------------------------------------------------
Sonic Corp.(a)                                      900     29,363
------------------------------------------------------------------
                                                           133,132
------------------------------------------------------------------

RETAIL (BUILDING SUPPLIES) - 0.27%

Fastenal Co.                                        400     20,975
------------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS) - 0.85%

CDW Computer Centers, Inc.(a)                     1,500     66,000
------------------------------------------------------------------

RETAIL (DISCOUNTERS) - 0.97%

99 Cents Only Stores(a)                             575     28,714
------------------------------------------------------------------
Dollar Tree Stores, Inc.(a)                         450     19,800
------------------------------------------------------------------
Family Dollar Stores, Inc.                        1,100     26,400
------------------------------------------------------------------
                                                            74,914
------------------------------------------------------------------

RETAIL (FOOD CHAINS) - 0.24%

Wild Oats Markets, Inc.(a)                          600     18,206
------------------------------------------------------------------

RETAIL (SPECIALTY) - 4.27%

Cheap Tickets, Inc.(a)                              100      3,650
------------------------------------------------------------------
Claire's Stores, Inc.                             1,600     41,000
------------------------------------------------------------------
Cost Plus, Inc.(a)                                  950     43,225
------------------------------------------------------------------
Footstar, Inc.(a)                                 1,200     44,625
------------------------------------------------------------------
Hibbett Sporting Goods, Inc.(a)                   1,200     26,400
------------------------------------------------------------------
Linens 'N Things, Inc.(a)                         1,000     43,750
------------------------------------------------------------------
O'Reilly Automotive, Inc.(a)                      1,200     60,450
------------------------------------------------------------------
Rent-A-Center, Inc.(a)                            1,100     26,400
------------------------------------------------------------------
Rent-Way, Inc.(a)                                   700     17,238
------------------------------------------------------------------
Tuesday Morning Corp.(a)                            900     22,950
------------------------------------------------------------------
                                                           329,688
------------------------------------------------------------------

RETAIL (SPECIALTY - APPAREL) - 4.70%

Abercrombie & Fitch Co.-Class A(a)                1,276     61,248
------------------------------------------------------------------
American Eagle Outfitters, Inc.(a)                1,500     68,250
------------------------------------------------------------------
AnnTaylor Stores Corp.(a)                         1,300     58,500
------------------------------------------------------------------
Buckle, Inc. (The)(a)                               850     24,438
------------------------------------------------------------------
Children's Place Retail Stores, Inc. (The)(a)       800     32,400
------------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)                    2,133     54,392
------------------------------------------------------------------
Pacific Sunwear of California(a)                  1,800     43,875
------------------------------------------------------------------
Wet Seal, Inc.-Class A(a)                           700     20,038
------------------------------------------------------------------
                                                           363,141
------------------------------------------------------------------

                        AIM V.I. AGGRESSIVE GROWTH FUND

                                                          MARKET
                                                SHARES    VALUE

SAVINGS & LOAN COMPANIES - 0.21%

Queens County Bancorp, Inc.                         500 $   16,188
------------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING) - 1.45%

Acxiom Corp.(a)                                   1,100     27,431
------------------------------------------------------------------
Forrester Research, Inc.(a)                         800     20,000
------------------------------------------------------------------
Metris Companies, Inc.                            1,200     48,900
------------------------------------------------------------------
TMP Worldwide, Inc.(a)                              250     15,875
------------------------------------------------------------------
                                                           112,206
------------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 1.68%

Bright Horizons Family Solutions, Inc.(a)           600     11,325
------------------------------------------------------------------
Cerner Corp.(a)                                     800     16,775
------------------------------------------------------------------
Championship Auto Racing Teams, Inc.(a)             200      5,988
------------------------------------------------------------------
Copart, Inc.(a)                                     900     19,125
------------------------------------------------------------------
G & K Services, Inc.-Class A                        300     15,713
------------------------------------------------------------------
Iron Mountain, Inc.(a)                              300      8,588
------------------------------------------------------------------
Metzler Group, Inc.(a)                              400     11,050
------------------------------------------------------------------
Provant, Inc.(a)                                    500      7,781
------------------------------------------------------------------
Regis Corp.                                       1,750     33,579
------------------------------------------------------------------
                                                           129,924
------------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS) - 1.76%

Critical Path, Inc.(a)                              100      5,531
------------------------------------------------------------------
Insight Enterprises, Inc.(a)                      2,050     50,738
------------------------------------------------------------------
Safeguard Scientifics, Inc.(a)                      300     18,600
------------------------------------------------------------------
SunGard Data Systems, Inc.(a)                       600     20,700
------------------------------------------------------------------
Sykes Enterprises, Inc.(a)                        1,200     40,050
------------------------------------------------------------------
                                                           135,619
------------------------------------------------------------------

SERVICES (DATA PROCESSING) - 4.29%

Affiliated Computer Services, Inc.-Class A(a)       900     45,563
------------------------------------------------------------------
CheckFree Holdings Corp.(a)                         800     22,050
------------------------------------------------------------------
Concord EFS, Inc.(a)                              1,400     59,238
------------------------------------------------------------------
CSG Systems International, Inc.(a)                1,500     39,281
------------------------------------------------------------------
FactSet Research Systems, Inc.                      350     19,819
------------------------------------------------------------------
Lason Holdings, Inc.(a)                             200      9,925
------------------------------------------------------------------
MedQuist, Inc.(a)                                 1,100     48,125
------------------------------------------------------------------
National Computer Systems, Inc.                   1,400     47,250
------------------------------------------------------------------
NOVA Corp.(a)                                     1,614     40,350
------------------------------------------------------------------
                                                           331,601
------------------------------------------------------------------

SERVICES (FACILITIES & ENVIRONMENTAL) - 0.42%

Cornell Corrections, Inc.(a)                        100      1,644
------------------------------------------------------------------
Tetra Tech, Inc.(a)                               1,875     30,938
------------------------------------------------------------------
                                                            32,582
------------------------------------------------------------------

SPECIALTY PRINTING - 0.43%

Valassis Communications, Inc.(a)                    900     32,962
------------------------------------------------------------------

                                                                     MARKET
                                                           SHARES    VALUE

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 0.85%

Amdocs Ltd.(a)                                                 900 $   20,475
-----------------------------------------------------------------------------
Powerwave Technologies, Inc.(a)                              1,400     45,150
-----------------------------------------------------------------------------
                                                                       65,625
-----------------------------------------------------------------------------

TEXTILES (APPAREL) - 0.46%

Quicksilver, Inc.(a)                                         1,350     35,183
-----------------------------------------------------------------------------

TEXTILES (HOME FURNISHINGS) - 0.47%

Mohawk Industries, Inc.(a)                                   1,200     36,450
-----------------------------------------------------------------------------

TRUCKERS - 0.61%

M.S. Carriers, Inc.(a)                                         300      8,897
-----------------------------------------------------------------------------
Swift Transportation Co., Inc.(a)                            1,750     38,500
-----------------------------------------------------------------------------
                                                                       47,397
-----------------------------------------------------------------------------
  Total Domestic Common Stocks
   (Cost $5,290,053)                                                6,832,415
-----------------------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY
 INTERESTS - 2.64%

CANADA - 0.61%

Biovail Corporation International
 (Health Care-Hospital Management)(a)                          500     25,531
-----------------------------------------------------------------------------
Cinar Films Inc.-Class B (Entertainment)(a)                    100      2,450
-----------------------------------------------------------------------------
Ritchie Bros. Auctioneers Inc. (Services-Commercial &
 Consumer)(a)                                                  500     19,063
-----------------------------------------------------------------------------
                                                                       47,044
-----------------------------------------------------------------------------

FRANCE - 0.24%

Business Objects S.A.-ADR (Computers-Software &
 Services)(a)                                                  500     18,250
-----------------------------------------------------------------------------

IRELAND - 0.62%

Ryanair Holdings PLC-ADR (Airlines)(a)                         900     47,700
-----------------------------------------------------------------------------

ISRAEL - 0.62%

Check Point Technologies Ltd. (Computers-Software &
 Services)(a)                                                  900     48,263
-----------------------------------------------------------------------------

NETHERLANDS - 0.27%

Core Laboratories N.V. (Oil & Gas-Drilling Equipment)(a)     1,500     20,906
-----------------------------------------------------------------------------

UNITED KINGDOM - 0.28%

Select Appointments Holdings PLC-ADR (Services-
 Employment)(a)                                                900     21,600
-----------------------------------------------------------------------------
  Total Foreign Stocks & Other Equity Interests (Cost
   $166,346)                                                          203,763
-----------------------------------------------------------------------------

                        AIM V.I. AGGRESSIVE GROWTH FUND

                                             PRINCIPAL   MARKET
                                              AMOUNT     VALUE
REPURCHASE AGREEMENT(b) - 7.73%

Dean Witter Reynolds, Inc., 4.85%, 07/01/99
 (Cost $597,100)(c)                          $597,100  $  597,100
-----------------------------------------------------------------
TOTAL INVESTMENTS - 98.86%                              7,633,278
-----------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 1.14%                      87,843
-----------------------------------------------------------------
NET ASSETS - 100.00%                                   $7,721,121
=================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repuchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Joint repurchase agreement entered into 06/30/99 with a maturing value of $100,013,472. Collateralized by U.S. Government obligations.

Investment Abbreviation:

ADR - American Depositary Receipt


See Notes to Financial Statements.

                        AIM V.I. AGGRESSIVE GROWTH F UND
                                      FS-5

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1999
(Unaudited)

ASSETS:

Investments, market value (cost $6,053,499)               $ 7,633,278
---------------------------------------------------------------------
Receivables for:
 Capital stock sold                                            19,385
---------------------------------------------------------------------
 Investments sold                                              97,177
---------------------------------------------------------------------
 Dividends and interest                                           232
---------------------------------------------------------------------
 Reimbursement from advisor                                     7,791
---------------------------------------------------------------------
Investment for deferred compensation plan                       4,109
---------------------------------------------------------------------
  Total assets                                              7,761,972
---------------------------------------------------------------------

LIABILITIES:

Payables For:
 Investments purchased                                         21,528
---------------------------------------------------------------------
 Deferred compensation plan                                     4,109
---------------------------------------------------------------------
Accrued directors' fees                                         1,850
---------------------------------------------------------------------
Accrued operating expenses                                     13,364
---------------------------------------------------------------------
  Total liabilities                                            40,851
---------------------------------------------------------------------
Net assets applicable to shares outstanding               $ 7,721,121
=====================================================================

CAPITAL SHARES, $0.001 PAR VALUE PER SHARE:

 Authorized                                               250,000,000
---------------------------------------------------------------------
 Outstanding                                                  725,342
=====================================================================
Net asset value, offering and redemption price per share       $10.64
=====================================================================



STATEMENT OF OPERATIONS

For the six months ended June 30, 1999
(Unaudited)

INVESTMENT INCOME:

Interest                                                   $  25,887
---------------------------------------------------------------------
Dividends                                                      2,493
---------------------------------------------------------------------
   Total investment income                                    28,380
---------------------------------------------------------------------

EXPENSES:

Advisory fees                                                 23,307
---------------------------------------------------------------------
Administrative services fees                                  18,696
---------------------------------------------------------------------
Custodian fees                                                19,445
---------------------------------------------------------------------
Directors' fees and expenses                                   4,076
---------------------------------------------------------------------
Professional fees                                             15,926
---------------------------------------------------------------------
Other                                                          2,802
---------------------------------------------------------------------
   Total expenses                                             84,252
---------------------------------------------------------------------
Less: Fees waived and reimbursed by advisor                  (49,897)
---------------------------------------------------------------------
Expenses paid indirectly                                         (71)
---------------------------------------------------------------------
   Net expenses                                               34,284
---------------------------------------------------------------------
Net investment income (loss)                                  (5,904)
---------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
 SECURITIES AND FUTURES CONTRACTS:

Net realized gain (loss) from:
   Investment securities                                    (250,107)
---------------------------------------------------------------------
   Futures contracts                                          19,210
---------------------------------------------------------------------
                                                            (230,897)
---------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of:
   Investment securities                                     906,569
---------------------------------------------------------------------
   Futures contracts                                         (15,300)
---------------------------------------------------------------------
                                                             891,269
---------------------------------------------------------------------
 Net gain from investment securities and futures contracts   660,372
---------------------------------------------------------------------
Net increase in net assets resulting from operations       $ 654,468
=====================================================================

See Notes to Financial Statements.

                        AIM V.I. AGGRESSIVE GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 1999 and the period May 1, 1998 (date operations commenced) through December 31, 1998
(Unaudited)

                                                         JUNE 30,   DECEMBER 31,
                                                           1999         1998
                                                        ----------  ------------
OPERATIONS:

 Net investment income (loss)                           $   (5,904)  $   15,665
--------------------------------------------------------------------------------
 Net realized gain (loss) from investment securities
  and futures contracts                                   (230,897)    (395,537)
--------------------------------------------------------------------------------
 Change in net unrealized appreciation of investment
  securities and futures contracts                         891,269      688,510
--------------------------------------------------------------------------------
   Net increase in net assets resulting from operations    654,468      308,638
--------------------------------------------------------------------------------
 Dividends to shareholders from net investment income           --      (22,273)
--------------------------------------------------------------------------------
 Net increase from capital stock transactions            2,667,550    4,112,738
--------------------------------------------------------------------------------
   Net increase in net assets                            3,322,018    4,399,103
--------------------------------------------------------------------------------

NET ASSETS:

 Beginning of period                                     4,399,103           --
--------------------------------------------------------------------------------
 End of period                                          $7,721,121   $4,399,103
================================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)             $6,776,466   $4,108,916
--------------------------------------------------------------------------------
 Undistributed net investment income (loss)                 (8,690)      (2,786)
--------------------------------------------------------------------------------
 Undistributed net realized gain (loss) from investment
  securities and futures contracts                        (626,434)    (395,537)
--------------------------------------------------------------------------------
 Unrealized appreciation of investment securities and
  futures contracts                                      1,579,779      688,510
--------------------------------------------------------------------------------
                                                        $7,721,121   $4,399,103
================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 1999
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of sixteen portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Aggressive Growth Fund (the "Fund"). The Fund's investment objective is to achieve long-term growth of capital. The Fund commenced operations on May 1, 1998. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset

                        AIM V.I. AGGRESSIVE GROWTH FUND
   value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Such distributions are declared and paid annually.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund had capital loss carryforwards (which may be carried forward to offset future taxable capital gains, if any) of $354,222 as of December 31, 1998, which expires, if not previously utilized, through the year 2006. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.
D. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $150 million. During the six months ended June 30, 1999, AIM waived expenses of $23,307 and reimbursed expenses of $26,590.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to pay certain administrative costs incurred in providing accounting services and other administrative services to the Fund. During the six months ended June 30, 1999, AIM was paid $18,696 for accounting and administrative services rendered by AIM.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the six months ended June 30, 1999, the Fund incurred legal fees of $1,860 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - INDIRECT EXPENSES
The Fund received reductions in custodian fees of $71 under an expense offset arrangement. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $71 during the six months ended June 30, 1999.

NOTE 4 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest a director's fees, if so elected by such director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - BANK BORROWINGS
The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $975,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 1999, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold during the six months ended June 30, 1999 was $5,285,080 and $2,535,794, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of June 30, 1999 is as follows:

Aggregate unrealized appreciation of investment securities    $1,700,157
-------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities    (125,042)
=========================================================================
Net unrealized appreciation of investment securities          $1,575,115
=========================================================================

Cost of investments for tax purposes is $6,058,163.

                        AIM V.I. AGGRESSIVE GROWTH FUND

NOTE 7 - CAPITAL STOCK

Changes in capital stock outstanding during the six months ended June 30, 1999 and the period May 1, 1998 (date operations commenced) through December 31, 1998 were as follows:

                                          JUNE 30,            DECEMBER 31,
                                            1999                  1998
                                     --------------------  -------------------
                                      SHARES     AMOUNT    SHARES     AMOUNT
                                     --------  ----------  -------  ----------
Sold                                  569,447  $5,544,171  464,162  $4,261,686
-------------------------------------------------------------------------------
Issued as reinvestment of dividends        --          --    2,421      22,273
-------------------------------------------------------------------------------
Reacquired                           (290,726) (2,876,621) (19,962)   (171,221)
-------------------------------------------------------------------------------
                                      278,721  $2,667,550  446,621  $4,112,738
===============================================================================

NOTE 8 - FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share outstanding of the Fund during six months ended June 30, 1999 and the period May 1, 1998 (date operations commenced) through December 31, 1998.

                                                      JUNE 30,     DECEMBER 31,
                                                        1999           1998
                                                      --------     ------------
Net asset value, beginning of period                   $ 9.85         $10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                          (0.01)          0.04
--------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
   unrealized)                                           0.80          (0.14)
--------------------------------------------------------------------------------
   Total from investment operations                      0.79          (0.10)
--------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     --          (0.05)
--------------------------------------------------------------------------------
Net asset value, end of period                         $10.64         $ 9.85
================================================================================
Total return(a)                                          8.02%         (0.94)%
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)               $7,721         $4,399
================================================================================
Ratio of expenses to average net assets(b)               1.18%(c)       1.16%(d)
================================================================================
Ratio of net investment income (loss) to average net
 assets(e)                                              (0.20)%(c)      0.96%(d)
================================================================================
Portfolio turnover rate                                    52%            30%
================================================================================

(a) Total return is not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements were 2.89% (annualized) and 4.62% (annualized) for 1999-1998.
(c) Ratios are annualized and based on average net assets of $5,874,843.
(d) Annualized.
(e) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were (1.92)% (annualized) and (2.50)% (annualized) for 1999-1998.
                        AIM V.I. AGGRESSIVE GROWTH FUND
                                      FS-9

SCHEDULE OF INVESTMENTS

June 30, 1999
(Unaudited)

                                                                                PRINCIPAL   MARKET
                                                                                 AMOUNT      VALUE
U.S. DOLLAR DENOMINATED NON-CONVERTIBLE BONDS & NOTES - 29.33%

AGRICULTURAL PRODUCTS - 0.48%

Cargill, Inc., Notes, 6.875%, 05/01/28(a)
 (Acquired 03/12/99; Cost $149,703)                                             $150,000  $   139,551
-----------------------------------------------------------------------------------------------------

AIRLINES - 0.76%

Delta Air Lines, Inc.,
 Deb., 10.375%, 12/15/22                                                         100,000      124,234
-----------------------------------------------------------------------------------------------------
Notes, 6.65%, 03/15/04                                                           100,000       98,262
-----------------------------------------------------------------------------------------------------
                                                                                              222,496
-----------------------------------------------------------------------------------------------------

AUTOMOBILES - 0.98%

General Motors Acceptance Corp., Bonds, 6.15%, 04/05/07                          300,000      287,506
-----------------------------------------------------------------------------------------------------

BANKS (MAJOR REGIONAL) - 0.04%

HSBC Holdings PLC (United Kingdom), Sub. Notes, 7.50%, 07/15/09                   10,000       10,112
-----------------------------------------------------------------------------------------------------

BANKS (MONEY CENTER) - 2.20%

Bank of America Corp., Unsec. Sub. Notes, 7.125%, 03/01/09                       200,000      200,814
-----------------------------------------------------------------------------------------------------
First Union Bancorp, Sub. Deb., 7.50%, 04/15/35                                  200,000      205,782
-----------------------------------------------------------------------------------------------------
International Bank for Reconstruction and Development
 (The), Deb., 8.25%, 09/01/16                                                    200,000      236,834
-----------------------------------------------------------------------------------------------------
                                                                                              643,430
-----------------------------------------------------------------------------------------------------

BANKS (REGIONAL) - 1.03%

HSBC USA, Inc., Unsec. Sub. Notes, 7.00%, 11/01/06                               100,000       98,920
-----------------------------------------------------------------------------------------------------
Mercantile Bancorp, Inc., Unsec. Sub. Notes, 7.30%,
 06/15/07                                                                        200,000      202,486
-----------------------------------------------------------------------------------------------------
                                                                                              301,406
-----------------------------------------------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE) - 1.86%

Comcast Cable Communications, Unsec. Unsub. Notes, 6.20%, 11/15/08               100,000       93,307
-----------------------------------------------------------------------------------------------------
CSC Holdings, Inc., Sr. Unsec. Deb., 7.625%, 07/15/18                             50,000       47,329
-----------------------------------------------------------------------------------------------------
 7.875%, 02/15/18                                                                100,000       97,062
-----------------------------------------------------------------------------------------------------
TCI Communications, Inc., Sr. Notes, 8.00%, 08/01/05                             200,000      211,684
-----------------------------------------------------------------------------------------------------
USA Networks, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 11/15/05                       100,000       96,084
-----------------------------------------------------------------------------------------------------
                                                                                              545,466
-----------------------------------------------------------------------------------------------------

CHEMICALS - 0.74%

Airgas, Inc., Medium Term Notes, 7.14%, 03/08/04                                  50,000       48,056
-----------------------------------------------------------------------------------------------------
Nova Gas Transmission Ltd. (Canada), Yankee Deb., 8.50%, 12/15/12                150,000      166,812
-----------------------------------------------------------------------------------------------------
                                                                                              214,868
-----------------------------------------------------------------------------------------------------

                                                                                PRINCIPAL   MARKET
                                                                                 AMOUNT      VALUE
CHEMICALS (DIVERSIFIED) - 0.16%

Monsanto Co., Deb., 6.50%, 12/01/18(a) (Acquired 12/04/98; Cost $49,791)        $ 50,000  $    45,202
-----------------------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 0.32%

Lucent Technologies, Unsec. Deb., 6.45%, 03/15/29                                100,000       92,029
-----------------------------------------------------------------------------------------------------

CONSUMER (JEWELRY, NOVELTIES & GIFTS) - 0.65%

American Greetings Corp., Unsec. Notes, 6.10%, 08/01/28                          200,000      190,706
-----------------------------------------------------------------------------------------------------

CONSUMER FINANCE - 0.85%

Beneficial Corp. - Series H Medium Term Notes, 6.94%, 12/15/06                   250,000      249,265
-----------------------------------------------------------------------------------------------------

ELECTRIC COMPANIES - 2.38%

Cleveland Electric Illuminating Co. (The), Sr. Sec.
 Series D Notes, 7.43%, 11/01/09                                                  50,000       50,376
-----------------------------------------------------------------------------------------------------
CMS Energy Corp., Sr. Unsec. Notes, 8.125%, 05/15/02                             150,000      152,974
-----------------------------------------------------------------------------------------------------
Commonwealth Edison Co., First Mortgage Notes, 7.50%, 07/01/13                    70,000       73,592
-----------------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp.,
 First Mortgage Notes, 9.25%, 10/01/01                                           200,000      212,072
-----------------------------------------------------------------------------------------------------
 Series G Sr. Unsec. Notes, 7.75%, 10/01/08                                      200,000      206,000
-----------------------------------------------------------------------------------------------------
                                                                                              695,014
-----------------------------------------------------------------------------------------------------

ENTERTAINMENT - 1.16%

Time Warner, Inc., Deb.,
 9.125%, 01/15/13                                                                145,000      165,852
-----------------------------------------------------------------------------------------------------
 9.15%, 02/01/23                                                                 150,000      174,254
-----------------------------------------------------------------------------------------------------
                                                                                              340,106
-----------------------------------------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 0.32%

Associates Corp. of North America, Sr. Deb., 6.95%, 11/01/18                     100,000       95,213
-----------------------------------------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 0.16%

Beckman Coulter Inc., Sr. Unsec. Gtd. Notes, 7.45%, 03/04/08                      50,000       47,617
-----------------------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES) - 0.38%

Procter & Gamble Co. (The), Putable Deb., 8.00%, 09/01/24                        100,000      111,698
-----------------------------------------------------------------------------------------------------

INSURANCE (LIFE/HEALTH) - 1.37%

Sun Life Canada Capital Trust, Gtd. Notes, 8.526%,
 05/29/49(a) (Acquired 03/29/99; Cost $104,510)                                  100,000      101,107
-----------------------------------------------------------------------------------------------------
Torchmark Corp., Notes, 7.875%, 05/15/23                                         300,000      300,291
-----------------------------------------------------------------------------------------------------
                                                                                              401,398
-----------------------------------------------------------------------------------------------------


                             AIM V.I. BALANCED FUND

                                                         PRINCIPAL   MARKET
                                                          AMOUNT      VALUE
INSURANCE (PROPERTY-CASUALTY) - 1.57%

Florida Windstorm,
 Sr. Notes, 6.85%, 08/25/07(a) (Acquired 01/07/99; Cost
 $106,456)                                               $100,000  $    99,328
------------------------------------------------------------------------------
 Sr. Sec. Bonds, 7.125%, 02/25/19(a) (Acquired 03/26/99;
 Cost $149,177)                                           150,000      148,418
------------------------------------------------------------------------------
Terra Nova Holdings Co. (United Kingdom),
 Sr. Yankee Sec. Gtd. Notes, 7.20%, 08/15/07               70,000       68,034
------------------------------------------------------------------------------
 Unsec. Gtd. Notes, 7.00%, 05/15/08(a) (Acquired
 02/25/99; Cost $146,335)                                 150,000      143,588
------------------------------------------------------------------------------
                                                                       459,368
------------------------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE - 0.16%

Merrill Lynch & Co., Unsec. Notes, 6.875%, 11/15/18        50,000       46,788
------------------------------------------------------------------------------

NATURAL GAS - 2.78%

CMS Panhandle Holding Company, Sr. Notes, 6.125%,
 03/15/04(a) (Acquired 06/08/99; Cost $194,612)           200,000      194,772
------------------------------------------------------------------------------
Enron Corp.,
 Notes, 6.75%, 08/01/09                                   170,000      163,288
------------------------------------------------------------------------------
Sr. Sub. Deb., 8.25%, 09/15/12                            200,000      212,070
------------------------------------------------------------------------------
Ferrellgas Partners, Series B Sr. Sec. Gtd. Notes,
 9.375%, 06/15/06                                          50,000       49,250
------------------------------------------------------------------------------
K N Energy, Inc., Unsec. Deb., 7.35%, 08/01/26            100,000       98,793
------------------------------------------------------------------------------
National Fuel Gas Co., Series D Medium Term Notes,
 6.303%, 05/27/08                                         100,000       95,927
------------------------------------------------------------------------------
                                                                       814,100
------------------------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT) - 0.67%

NRG Energy, Inc., Sr. Unsec. Notes, 7.50%, 06/01/09       200,000      197,296
------------------------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT) - 1.21%

CE Generation LLC, Notes, 7.416%, 12/15/18(a) (Acquired
 04/13/99; Cost $205,604)                                 200,000      194,372
------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., Sr. Unsec. Bonds,
 8.48%, 09/15/28                                          150,000      160,616
------------------------------------------------------------------------------
                                                                       354,988
------------------------------------------------------------------------------

RAILROADS - 0.62%

CSX Corp. - Series C Medium Term Notes, 6.80%, 12/01/28   200,000      180,382
------------------------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 0.94%

Laidlaw, Inc. (Canada), Yankee Deb., 6.70%, 05/01/08      100,000       90,817
------------------------------------------------------------------------------
Protection One, Inc., Sr. Unsec. Gtd. Notes, 7.375%,
 08/15/05                                                 200,000      184,996
------------------------------------------------------------------------------
                                                                       275,813
------------------------------------------------------------------------------

SOVEREIGN DEBT - 1.05%

Province of Manitoba (Canada), Yankee Deb., 7.75%,
 07/17/16                                                 100,000      107,912
------------------------------------------------------------------------------
Province of Quebec (Canada),
 Series A Yankee Notes, 6.29%, 03/06/26                   100,000       99,809
------------------------------------------------------------------------------
 Series A Putable Yankee Notes, 5.735%, 03/02/26          100,000       99,638
------------------------------------------------------------------------------
                                                                       307,359
------------------------------------------------------------------------------


                                                       PRINCIPAL   MARKET
                                                        AMOUNT      VALUE
TELECOMMUNICATIONS (LONG DISTANCE) - 2.36%

Centel Capital, Deb., 9.00%, 10/15/19                  $200,000  $   235,502
----------------------------------------------------------------------------
MCI Communications Corp.,
 Putable Sr. Unsec. Deb., 7.125%, 06/15/27              200,000      202,114
----------------------------------------------------------------------------
 Sr. Unsec. Notes, 6.50%, 04/15/10                      100,000       96,126
----------------------------------------------------------------------------
Sprint Capital Corp., Sr. Unsec. Gtd. Notes,
 6.125%, 11/15/08                                        70,000       65,548
----------------------------------------------------------------------------
 6.875%, 11/15/28                                       100,000       91,588
----------------------------------------------------------------------------
                                                                     690,878
----------------------------------------------------------------------------

TELEPHONE - 1.78%

Cable & Wireless Communications PLC (United Kingdom),
 Yankee Notes, 6.75%, 12/01/08                          200,000      191,890
----------------------------------------------------------------------------
Electric Lightwave, Inc., Notes, 6.05%, 05/15/04(a)
 (Acquired 04/21/99; Cost $199,854)                     200,000      193,870
----------------------------------------------------------------------------
GTE California, Inc., Unsec. Deb., 6.75%, 05/15/27       70,000       65,823
----------------------------------------------------------------------------
SBC Communications, Inc., Deb., 7.375%, 07/15/43         70,000       68,674
----------------------------------------------------------------------------
                                                                     520,257
----------------------------------------------------------------------------

WASTE MANAGEMENT - 0.35%

WMX Technologies, Inc., Unsec. Putable Notes, 7.10%,
 08/01/26                                               100,000      101,310
----------------------------------------------------------------------------
  Total U.S. Dollar Denominated
   Non-Convertible Bonds & Notes
   (Cost $8,944,326)                                               8,581,622
----------------------------------------------------------------------------

U.S. DOLLAR DENOMINATED CONVERTIBLE BONDS & NOTES -
  2.18%

COMMUNICATIONS EQUIPMENT - 0.42%

Comverse Technology, Inc., Conv. Unsec. Sub. Deb.,
 4.50%, 07/01/05                                         66,000      123,337
----------------------------------------------------------------------------

COMPUTERS (HARDWARE) - 0.22%

Candescent Technology Corp., Sr. Conv. Sub. Deb.,
 7.00%, 05/01/03(a) (Acquired 11/06/98-02/10/99; Cost
 $72,036)                                                83,000       64,740
----------------------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES) - 0.48%

Exodus Communications, Inc., Conv. Sub. Notes, 5.00%,
 03/15/06(a) (Acquired 02/25/99; Cost $30,000)           30,000       80,813
----------------------------------------------------------------------------
Veritas Software Corp., Conv. Unsec. Notes, 5.25%,
 11/01/04                                                25,000       58,609
----------------------------------------------------------------------------
                                                                     139,422
----------------------------------------------------------------------------

HEALTH CARE (DRUGS - GENERIC & OTHER)  -  0.21%

Alpharma, Inc., Conv. Sr. Unsec. Sub. Notes, 3.00%,
 06/01/06(a) (Acquired 05/27/99; Cost $50,000)           50,000       61,500
----------------------------------------------------------------------------

RETAIL (SPECIALTY) - 0.30%

Amazon.com, Inc.,
 Conv. Deb., 4.75%, 02/01/09(a) (Acquired 01/29/99-
 02/18/99; Cost $47,342)                                 50,000       48,531
----------------------------------------------------------------------------
 Conv. Sub. Deb., 4.75%, 02/01/09                        40,000       38,825
----------------------------------------------------------------------------
                                                                      87,356
----------------------------------------------------------------------------


                             AIM V.I. BALANCED FUND

                                                        PRINCIPAL   MARKET
                                                         AMOUNT      VALUE
RETAIL (SPECIALTY-APPAREL) - 0.11%

AnnTaylor Stores Corp., Conv. Gtd. Bond, 0.55%,
 06/18/19(a) (Acquired 06/14/99; Cost $27,653)          $ 50,000  $    31,625
-----------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 0.28%

Global Telesystems Group, Conv. Notes, 8.75%, 06/30/00    20,000       81,400
-----------------------------------------------------------------------------

TELEPHONE - 0.16%

Telefonos de Mexico S.A. (Mexico), Conv. Yankee Notes,
 4.25%, 06/15/04                                          47,000       47,999
-----------------------------------------------------------------------------
  Total U.S. Dollar Denominated Convertible Bonds &
   Notes (Cost $504,483)                                              637,379
-----------------------------------------------------------------------------

                                                         SHARES
DOMESTIC COMMON STOCKS - 36.57%

AUTOMOBILES - 0.29%

Ford Motor Co.                                             1,500       84,656
-----------------------------------------------------------------------------

BANKS (MONEY CENTER) - 0.74%

Bank of America Corp.                                        600       43,987
-----------------------------------------------------------------------------
Chase Manhattan Corp. (The)                                2,000      173,250
-----------------------------------------------------------------------------
                                                                      217,237
-----------------------------------------------------------------------------

BANKS (REGIONAL) - 0.25%

Bank United Corp. - Class A                                1,800       72,337
-----------------------------------------------------------------------------

BEVERAGES (NON-ALCOHOLIC) - 0.03%

PepsiCo, Inc.                                                200        7,737
-----------------------------------------------------------------------------

BIOTECHNOLOGY - 0.42%

Biogen, Inc.(b)                                            1,000       64,312
-----------------------------------------------------------------------------
Genzyme Corp.(b)                                           1,200       58,200
-----------------------------------------------------------------------------
Genzyme Surgical Products(b)                                 215          947
-----------------------------------------------------------------------------
                                                                      123,459
-----------------------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE) - 1.75%

CBS Corp.(b)                                               3,500      152,031
-----------------------------------------------------------------------------
Hispanic Broadcasting Corp.(b)                             2,200      166,925
-----------------------------------------------------------------------------
Univision Communications, Inc.(b)                          2,900      191,400
-----------------------------------------------------------------------------
                                                                      510,356
-----------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 2.46%

ADC Telecommunications, Inc.(b)                            1,600       72,900
-----------------------------------------------------------------------------
ANTEC Corp.(b)                                             2,900       92,981
-----------------------------------------------------------------------------
Lucent Technologies, Inc.                                  4,905      330,781
-----------------------------------------------------------------------------
Motorola, Inc.                                             1,000       94,750
-----------------------------------------------------------------------------
Tellabs, Inc.(b)                                           1,900      128,369
-----------------------------------------------------------------------------
                                                                      719,781
-----------------------------------------------------------------------------

COMPUTERS (HARDWARE) - 1.22%

Dell Computer Corp.(b)                                     2,600       96,200
-----------------------------------------------------------------------------
International Business Machines Corp.                      1,000      129,250
-----------------------------------------------------------------------------
Sun Microsystems, Inc.(b)                                  1,900      130,862
-----------------------------------------------------------------------------
                                                                      356,312
-----------------------------------------------------------------------------

                                                                    MARKET
                                                         SHARES      VALUE
COMPUTERS (NETWORKING) - 0.76%

3Com Corp.(b)                                              1,100  $    29,356
-----------------------------------------------------------------------------
Cisco Systems, Inc.(b)                                     3,000      193,500
-----------------------------------------------------------------------------
                                                                      222,856
-----------------------------------------------------------------------------

COMPUTERS (PERIPHERALS) - 0.53%

EMC Corp.(b)                                               2,800      154,000
-----------------------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES) - 2.79%

America Online, Inc.                                       2,900      320,450
-----------------------------------------------------------------------------
Computer Associates International, Inc.                      400       22,000
-----------------------------------------------------------------------------
Concord Communications, Inc.(b)                            1,200       54,000
-----------------------------------------------------------------------------
InfoSpace.com, Inc.(b)                                     1,800       84,600
-----------------------------------------------------------------------------
ISS Group, Inc.(b)                                         1,600       60,400
-----------------------------------------------------------------------------
Microsoft Corp.(b)                                         1,900      171,356
-----------------------------------------------------------------------------
USWeb Corp.(b)                                             4,600      102,062
-----------------------------------------------------------------------------
                                                                      814,868
-----------------------------------------------------------------------------

CONSUMER FINANCE - 0.17%

SLM Holding Corp.                                          1,100       50,394
-----------------------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH) - 0.28%

Cardinal Health, Inc.                                      1,250       80,156
-----------------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 0.46%

General Electric Co.                                       1,200      135,600
-----------------------------------------------------------------------------

ELECTRONICS (INSTRUMENTATION) - 0.48%

Quanta Services, Inc.(b)                                   3,200      140,800
-----------------------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 0.60%

Intel Corp.                                                2,400      142,800
-----------------------------------------------------------------------------
Microchip Technology, Inc.(b)                                700       33,162
-----------------------------------------------------------------------------
                                                                      175,962
-----------------------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR) - 0.23%

Applied Materials, Inc.(b)                                   900       66,487
-----------------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 1.78%

American Express Co.                                         700       91,087
-----------------------------------------------------------------------------
Citigroup, Inc.                                            2,250      106,875
-----------------------------------------------------------------------------
Fannie Mae                                                 1,700      116,237
-----------------------------------------------------------------------------
FINOVA Group, Inc.                                         1,000       52,625
-----------------------------------------------------------------------------
Freddie Mac                                                2,000      116,000
-----------------------------------------------------------------------------
MGIC Investment Corp.                                        800       38,900
-----------------------------------------------------------------------------
                                                                      521,724
-----------------------------------------------------------------------------

FOODS - 0.42%

Keebler Foods Co.(b)                                       1,400       42,525
-----------------------------------------------------------------------------
Ralston-Ralston Purina Group                               2,600       79,137
-----------------------------------------------------------------------------
                                                                      121,662
-----------------------------------------------------------------------------


                             AIM V.I. BALANCED FUND

                                                          MARKET
                                                SHARES     VALUE
HEALTH CARE (DIVERSIFIED) - 1.69%

Abbott Laboratories                                 700 $    31,850
-------------------------------------------------------------------
American Home Products Corp.                      2,400     138,000
-------------------------------------------------------------------
Bristol-Myers Squibb Co.                          1,200      84,525
-------------------------------------------------------------------
Johnson & Johnson                                   900      88,200
-------------------------------------------------------------------
Warner-Lambert Co.                                2,200     152,625
-------------------------------------------------------------------
                                                            495,200
-------------------------------------------------------------------

HEALTH CARE (DRUGS - GENERIC & OTHER) - 0.28%

Barr Laboratories, Inc.(b)                          300      11,962
-------------------------------------------------------------------
Forest Laboratories, Inc.(b)                      1,500      69,375
-------------------------------------------------------------------
                                                             81,337
-------------------------------------------------------------------

HEALTH CARE (DRUGS - MAJOR PHARMACEUTICALS) - 1.53%

Lilly (Eli) & Co.                                 1,300      93,113
-------------------------------------------------------------------
Merck & Co., Inc.                                 1,400     103,600
-------------------------------------------------------------------
Pfizer, Inc.                                      1,300     142,675
-------------------------------------------------------------------
Pharmacia & Upjohn, Inc.                            700      39,769
-------------------------------------------------------------------
Schering-Plough Corp.                             1,300      68,900
-------------------------------------------------------------------
                                                            448,057
-------------------------------------------------------------------

HEALTH CARE (LONG TERM CARE) - 0.20%

Sunrise Assisted Living, Inc.(b)                  1,700      59,288
-------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 2.09%

Baxter International, Inc.                        1,100      66,688
-------------------------------------------------------------------
Becton, Dickinson & Co.                           1,500      45,000
-------------------------------------------------------------------
Guidant Corp.                                     2,500     128,594
-------------------------------------------------------------------
Medtronic, Inc.                                   1,900     147,963
-------------------------------------------------------------------
VISX, Inc.(b)                                     2,800     221,725
-------------------------------------------------------------------
                                                            609,970
-------------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES) - 0.34%

MAXIMUS, Inc.(b)                                  2,000      57,500
-------------------------------------------------------------------
Omnicare, Inc.                                    1,600      20,200
-------------------------------------------------------------------
Quintiles Transnational Corp.(b)                    500      21,000
-------------------------------------------------------------------
                                                             98,700
-------------------------------------------------------------------

HOUSEHOLD FURNISHING & APPLIANCES - 0.49%

Ethan Allen Interiors, Inc.                       2,900     109,475
-------------------------------------------------------------------
Maytag Corp.                                        500      34,844
-------------------------------------------------------------------
                                                            144,319
-------------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES) - 0.15%

Procter & Gamble, Co. (The)                         500      44,625
-------------------------------------------------------------------

INSURANCE (LIFE/HEALTH) - 0.45%

Equitable Companies, Inc.                         1,300      87,100
-------------------------------------------------------------------
Nationwide Financial Services, Inc. - Class A     1,000      45,250
-------------------------------------------------------------------
                                                            132,350
-------------------------------------------------------------------


                                                          MARKET
                                                SHARES     VALUE
INSURANCE (MULTI-LINE) - 0.76%

American International Group, Inc.                1,300 $   152,181
-------------------------------------------------------------------
CIGNA Corp.                                         800      71,200
-------------------------------------------------------------------
                                                            223,381
-------------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY) - 0.34%

Everest Reinsurance Holdings, Inc.                1,000      32,625
-------------------------------------------------------------------
Travelers Property Casualty Corp. - Class A       1,700      66,513
-------------------------------------------------------------------
                                                             99,138
-------------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE - 1.22%

Goldman Sachs Group, Inc. (The)                     450      32,513
-------------------------------------------------------------------
Hambrecht & Quist Group(b)                        1,600      59,400
-------------------------------------------------------------------
Merrill Lynch & Co., Inc.                         1,500     119,906
-------------------------------------------------------------------
Morgan Stanley, Dean Witter, Discover & Co.       1,400     143,500
-------------------------------------------------------------------
                                                            355,319
-------------------------------------------------------------------

INVESTMENT MANAGEMENT - 0.04%

Federated Investors, Inc. - Class B                 700      12,556
-------------------------------------------------------------------

LODGING - HOTELS - 0.15%

Carnival Corp.                                      900      43,650
-------------------------------------------------------------------

MANUFACTURING (DIVERSIFIED) - 0.45%

Tyco International Ltd.                           1,400     132,650
-------------------------------------------------------------------

MANUFACTURING (SPECIALIZED) - 0.24%

Superior TeleCom, Inc.                            2,850      71,250
-------------------------------------------------------------------

NATURAL GAS - 0.66%

Enron Corp.                                       1,100      89,925
-------------------------------------------------------------------
Williams Companies, Inc. (The)                    2,400     102,150
-------------------------------------------------------------------
                                                            192,075
-------------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION) - 0.21%

Conoco, Inc. - Class A                            2,200      61,325
-------------------------------------------------------------------

OIL (INTERNATIONAL INTEGRATED) - 0.13%

Exxon Corp.                                         500      38,563
-------------------------------------------------------------------

PERSONAL CARE - 0.36%

Avon Products, Inc.                                 800      44,400
-------------------------------------------------------------------
Gillette Co.                                      1,500      61,500
-------------------------------------------------------------------
                                                            105,900
-------------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT) - 0.56%

AES Corp.(b)                                      2,100     122,063
-------------------------------------------------------------------
MidAmerican Energy Holdings Co.(b)                1,200      41,550
-------------------------------------------------------------------
                                                            163,613
-------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.19%

Boston Properties, Inc.                             900      32,288
-------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.           800      24,450
-------------------------------------------------------------------
                                                             56,738
-----------------------------------------------------------------


                             AIM V.I. BALANCED FUND

                                                        MARKET
                                              SHARES     VALUE
RETAIL (BUILDING SUPPLIES) - 0.40%

Home Depot, Inc. (The)                          1,800 $   115,988
-----------------------------------------------------------------

RETAIL (FOOD CHAINS) - 0.39%

Albertson's, Inc.                                 693      35,733
-----------------------------------------------------------------
Safeway, Inc.(b)                                1,600      79,200
-----------------------------------------------------------------
                                                          114,933
-----------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE) - 0.47%

Dayton Hudson Corp.                             2,100     136,500
-----------------------------------------------------------------

RETAIL (SPECIALTY) - 0.34%

Linens 'N Things, Inc.(b)                       2,300     100,625
-----------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING) - 0.79%

Omnicom Group, Inc.                               500      40,000
-----------------------------------------------------------------
Outdoor Systems, Inc.(b)                        2,900     105,850
-----------------------------------------------------------------
Young & Rubicam, Inc.                           1,900      86,331
-----------------------------------------------------------------
                                                          232,181
-----------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 1.32%

Apollo Group, Inc. - Class A(b)                 3,500      92,969
-----------------------------------------------------------------
Avis Rent A Car, Inc.(b)                        2,800      81,550
-----------------------------------------------------------------
Hertz Corp. - Class A                           2,300     142,600
-----------------------------------------------------------------
Metzler Group, Inc.(b)                          2,500      69,063
-----------------------------------------------------------------
                                                          386,182
-----------------------------------------------------------------

SERVICES (DATA PROCESSING) - 0.57%

Ceridian Corp.(b)                               1,100      35,956
-----------------------------------------------------------------
DST Systems, Inc.(b)                            1,100      69,162
-----------------------------------------------------------------
Paychex, Inc.                                   1,950      62,156
-----------------------------------------------------------------
                                                          167,274
-----------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 1.53%

AT&T Corp.                                      1,650      92,091
-----------------------------------------------------------------
IXC Communications, Inc.(b)                     1,800      70,762
-----------------------------------------------------------------
MCI WorldCom, Inc.(b)                           2,000     172,500
-----------------------------------------------------------------
WinStar Communications, Inc.(b)                 2,300     112,125
-----------------------------------------------------------------
                                                          447,478
-----------------------------------------------------------------

TELEPHONE - 1.80%

Bell Atlantic Corp.                             1,400      91,525
-----------------------------------------------------------------
McLeodUSA, Inc. - Class A(b)                    1,100      60,500
-----------------------------------------------------------------
Nextlink Communications, Inc. - Class A(b)      1,100      81,813
-----------------------------------------------------------------
Qwest Communications International, Inc.(b)     5,800     191,763
-----------------------------------------------------------------
SBC Communications, Inc.                        1,300      75,400
-----------------------------------------------------------------
Time Warner Telecom, Inc.(b)                      900      26,100
-----------------------------------------------------------------
                                                          527,101
-----------------------------------------------------------------

TOBACCO - 0.15%

Philip Morris Companies, Inc.                   1,100      44,206
-----------------------------------------------------------------

TRUCKERS - 0.11%

C.H. Robinson Worldwide, Inc.                     900      33,075
-----------------------------------------------------------------

                                                         MARKET
                                              SHARES      VALUE
WASTE MANAGEMENT - 0.28%

Allied Waste Industries, Inc.(b)                2,700  $    53,325
------------------------------------------------------------------
Republic Services, Inc.(b)                      1,200       29,700
------------------------------------------------------------------
                                                            83,025
------------------------------------------------------------------

WATER UTILITIES - 0.23%

Azurix Corp.(b)                                 3,300       66,000
------------------------------------------------------------------
  Total Domestic Common Stocks
   (Cost $9,292,386)                                    10,700,956
------------------------------------------------------------------

DOMESTIC PREFERRED STOCKS - 0.75%

CHEMICALS (DIVERSIFIED) - 0.14%

Monsanto Co., $2.60 Conv. Pfd.                  1,000       40,125
------------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES) - 0.16%

PSINet, Inc., $3.375 Conv. Pfd.                 1,000       48,250
------------------------------------------------------------------

PERSONAL CARE - 0.12%

Estee Lauder Co., $3.805 Conv. Pfd.               400       34,500
------------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 0.08%

United Rentals Trust I, $3.25 Conv. Pfd.(a)
 (Acquired 12/10/98; Cost $19,375)                500       23,125
------------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 0.22

Global Telesystems Group, Inc., $3.625 Conv.
 (Acquired 05/05/99; Cost $54,136)              1,000       66,000
------------------------------------------------------------------

TELEPHONE - 0.03%

Nextlink Communications, Inc., $3.25 Conv. Pfd.   100        9,113
------------------------------------------------------------------
  Total Domestic Preferred Stocks
   (Cost $199,132)                                         221,113
------------------------------------------------------------------

                                             PRINCIPAL
                                              AMOUNT
NON-U.S. DOLLAR DENOMINATED NON-CONVERTIBLE
 BONDS NOTES - 3.62%(c)

AUSTRALIA - 0.21%

New South Wales Treasury Corp. (Sovereign
 Debt), Gtd. Notes, 7.00%, 04/01/04            90,000       61,582
------------------------------------------------------------------

CANADA - 0.12%

Clearnet Communications, Inc. (Telephone),
 Unsec. Sr. Disc. Notes, 5.303%, 02/15/09(d)   50,000       18,663
------------------------------------------------------------------
GMAC Canada Ltd. (Financial Diversified), Sr.
 Unsec. Gtd. Unsub. Notes, 6.50%, 03/23/04     10,000       15,794
------------------------------------------------------------------
                                                            34,457
------------------------------------------------------------------

DENMARK - 0.36%

Kingdom of Denmark (Sovereign Debt), Bonds,
 7.00%, 12/15/04                              670,000      104,486
------------------------------------------------------------------

GERMANY - 0.39%

Bundesrepublik Deutschland (Sovereign Debt),
 Bonds, 7.25%, 10/21/02                        50,000       57,218
------------------------------------------------------------------
Treuhandanstalt (Sovereign Debt), Gtd. Notes,
 6.00%, 11/12/03                               50,000       55,736
------------------------------------------------------------------
                                                           112,954
------------------------------------------------------------------

                             AIM V.I. BALANCED FUND

                                                           PRINCIPAL   MARKET
                                                            AMOUNT      VALUE
NETHERLANDS - 0.39%

Dresdner Finance B.V. (Banks - Major Regional), Series 11
 Gtd. Notes, 3.072%, 07/30/03                         EUR     60,000 $    61,695
--------------------------------------------------------------------------------
Hypovereins Finance N.V. (Banks - Major Regional), Gtd.
 Series E Medium Term Notes, 6.00%, 03/12/07          DEM     25,000      13,859
--------------------------------------------------------------------------------
Mannesmann Finance B.V. (Machinery - Diversified), Gtd.
 Unsec. Unsub. Notes, 4.75%, 05/27/09                 EUR     10,000       9,850
--------------------------------------------------------------------------------
Prudential Financial B.V. (Investment Banking/Brokerage),
 Sr. Unsec. Gtd. Bonds, 9.375%, 06/04/07              GBP     15,000      27,953
--------------------------------------------------------------------------------
                                                                         113,357
--------------------------------------------------------------------------------

NEW ZEALAND - 0.41%

International Bank for Reconstruction & Development
 (Banks - Money Center), Unsec. Notes, 5.50%, 04/15/04NZD    200,000     100,248
--------------------------------------------------------------------------------
New Zealand Government (Sovereign Debt), Bonds, 10.00%,
 03/15/02                                             NZD     20,000      11,716
--------------------------------------------------------------------------------
 Bonds, 8.00%, 04/15/04                               NZD     15,000       8,515
--------------------------------------------------------------------------------
                                                                         120,479
--------------------------------------------------------------------------------

SWEDEN - 0.63%

AB Spintab (Banks - Regional), Series 161, Unsec. Deb.,
 7.50%, 06/15/04                                      SEK    600,000      77,548
--------------------------------------------------------------------------------
Stadshypotek A.B. (Banks - Regional), Series 1562, Notes,
 3.50%, 09/15/04                                      SEK  1,000,000     108,214
--------------------------------------------------------------------------------
                                                                         185,762
--------------------------------------------------------------------------------

UNITED KINGDOM - 0.87%

European Investment Bank (Banks - Money Center), Unsec.
 Unsub. Notes, 7.625%, 12/07/07                       GBP     30,000      52,512
--------------------------------------------------------------------------------
Lloyds Bank PLC (Banks - Major Regional), Sub. Notes,
 5.25%, 07/14/08                                      DEM     50,000      26,317
--------------------------------------------------------------------------------
Merrill Lynch & Co. (Investment Banking/Brokerage), Sr.
 Unsec. Unsub. Notes, 7.375%, 12/17/07                GBP     55,000      90,810
--------------------------------------------------------------------------------
National Power PLC (Electric Companies), Sr. Unsec.
 Unsub. Notes, 8.00%, 02/21/07                        AUD    100,000      67,754
--------------------------------------------------------------------------------
Union Bank Switzerland London, (Banks - Major Regional),
 Unsec. Sub. Notes, 7.375%, 11/26/04                  GBP     10,000      16,456
--------------------------------------------------------------------------------
                                                                         253,849
--------------------------------------------------------------------------------

UNITED STATES - 0.24%

General Electric Capital Corp. (Financial - Diversified),
 Sr. Unsec. Unsub. Notes, 6.00%, 02/05/03             GBP     20,000      31,524
--------------------------------------------------------------------------------
Global Notes (Sovereign Debt), Unsec. Sr. Notes, 6.875%,
 06/07/02                                             GBP     25,000      40,394
--------------------------------------------------------------------------------
                                                                          71,918
--------------------------------------------------------------------------------

  Total Non-U.S. Dollar Denominated Non-Convertible Bonds
   & Notes (Cost $1,112,965)                                           1,058,844
--------------------------------------------------------------------------------

                                                           PRINCIPAL   MARKET
                                                            AMOUNT      VALUE
NON-U.S. DOLLAR DENOMINATED CONVERTIBLE BONDS & NOTES -
  0.29%

FRANCE - 0.11%

France Telecom (Telephone), Conv. Bonds,
 2.00%, 01/01/04                                      FRF   183,680  $    31,959
--------------------------------------------------------------------------------

NETHERLANDS - 0.18%

Koninklijke Ahold N.V. (Retail-Food Chains), Sub. Notes,
 3.00%, 09/30/03                                      NLG    91,000       52,665
--------------------------------------------------------------------------------
  Total Non - U.S. Dollar Denominated Convertible Bonds &
   Notes (Cost $89,464)                                                   84,624
--------------------------------------------------------------------------------
                                                            SHARES
FOREIGN STOCKS & OTHER EQUITY INTERESTS - 3.16%

BERMUDA - 0.48%

Global Crossing Ltd. (Telecommunications - Long
 Distance)(b)                                                 3,329      141,899
--------------------------------------------------------------------------------

CANADA - 0.24%

AT&T Canada, Inc. (Telephone)(b)                                900       57,656
--------------------------------------------------------------------------------
Cadillac Fairview Corp. (Land Development)(b)                   600       11,325
--------------------------------------------------------------------------------
                                                                          68,981
--------------------------------------------------------------------------------

CAYMAN ISLANDS - 0.03%

Scottish Annuity & Life Holdings, Ltd. (Insurance -
  Life/Health)                                                  800        8,600
--------------------------------------------------------------------------------

FINLAND - 0.69%

Fortum Corp. (Electric Companies)                             2,100       10,150
--------------------------------------------------------------------------------
Nokia Oyj A.B. - Class A - ADR (Communications Equipment)     2,100      192,281
--------------------------------------------------------------------------------
                                                                         202,431
--------------------------------------------------------------------------------

FRANCE - 0.50%

AXA (Insurance - Multi-Line)                                    340       41,453
--------------------------------------------------------------------------------
AXA-ADR (Insurance - Multi-Line)                              1,200       74,775
--------------------------------------------------------------------------------
France Telecom S.A. - ADR (Communications Equipment)            400       30,800
--------------------------------------------------------------------------------
                                                                         147,028
--------------------------------------------------------------------------------
GERMANY - 0.18%

DaimlerChrysler A.G. (Automobiles)                              587       52,170
--------------------------------------------------------------------------------

NETHERLANDS - 0.69%

Equant N.V. (Computers - Networking)(b)                         400       36,854
--------------------------------------------------------------------------------
Equant N.V. - ADR (Computers - Networking)(b)                   700       65,887
--------------------------------------------------------------------------------
Libertel N.V. (Telecommunications - Cellular/Wireless)(b)     5,000       97,907
--------------------------------------------------------------------------------
                                                                         200,648
--------------------------------------------------------------------------------

SOUTH KOREA - 0.19%

Korea Telecom Corp. - ADR (Telephone)(b)                      1,384       55,360
--------------------------------------------------------------------------------

UNITED KINGDOM - 0.16%

SmithKline Beecham PLC - ADR (Health Care - Drugs - Major
 Pharmaceuticals)                                               700       46,244
--------------------------------------------------------------------------------
  Total Foreign Stocks (Cost $774,796)                                   923,361
--------------------------------------------------------------------------------

                             AIM V.I. BALANCED FUND

                                                           PRINCIPAL   MARKET
                                                            AMOUNT      VALUE
U.S. GOVERNMENT AGENCY SECURITIES - 3.63%

FEDERAL NATIONAL MORTGAGE ASSOCIATION ("FNMA") - 2.14%

Medium Term Notes, 6.18%, 03/15/01                         $ 300,000 $   301,956
--------------------------------------------------------------------------------
Pass through certificates, 6.50%, 11/01/28                   334,587     322,980
--------------------------------------------------------------------------------
                                                                         624,936
--------------------------------------------------------------------------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ("GNMA") - 0.67%

Pass through certificates, 6.50%, 03/15/29                   203,735     196,095
--------------------------------------------------------------------------------

PRIVATE EXPORT FUNDING COMPANY - 0.82%

Debentures, 8.35%, 01/31/01                                  230,000     238,800
--------------------------------------------------------------------------------
  Total U.S. Government Agency Securities
   (Cost $1,086,449)                                                   1,059,831
--------------------------------------------------------------------------------

U.S. TREASURY SECURITIES - 2.78%

U.S. TREASURY BONDS - 0.62%

5.50%, 08/15/28                                              200,000     182,818
--------------------------------------------------------------------------------

U.S. TREASURY NOTES - 2.16%

15.75%, 11/15/01                                              25,000      30,565
--------------------------------------------------------------------------------
5.75%, 04/30/03(e)                                           600,000     600,797
--------------------------------------------------------------------------------
                                                                         631,362
--------------------------------------------------------------------------------
  Total U.S. Treasury Securities (Cost $843,726)                         814,180
--------------------------------------------------------------------------------
  Total Investments, Excluding Repurchase Agreement (Cost
   $22,847,727)                                                       24,081,910
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT - 16.39%(f)

Dean Witter Reynolds, Inc., 4.85%, 07/01/99(g)
 (Cost $4,794,569)                                         4,794,569   4,794,569
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 98.70%                                            28,876,479
--------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 1.30%                                    381,361
--------------------------------------------------------------------------------
NET ASSETS - 100.00%                                                 $29,257,840
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The aggregate market value of these securities at 06/30/99 was $1,636,542 which represented 5.59% of the Fund's net assets.
(b) Non-income producing security.
(c) Foreign denominated security. Par value and coupon are denominated in currency of country indicated.
(d) Discounted bond at purchase. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(e) A portion of the principal balance was pledged as collateral to cover margin requirements for open future contracts. See Note 8.
(f) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(g) Joint repurchase agreement entered into 06/30/99 with a maturing value of $100,013,472. Collateralized by U.S. Government obligations.

Investment Abbreviations:

ADR    - American Depositary Receipt
AUD    - Australian Dollar
CAD    - Canadian Dollars
Conv.  - Convertible
Deb.   - Debentures
DEM    - German Deutsche Mark
Disc.  - Discounted
DKK    - Danish Krone
EUR    - Euro
FRF    - French Franc
GBP    - British Pound Sterling
Gtd.   - Guaranteed
NLG    - Dutch Guilder
NZD    - New Zealand Dollar
Pfd.   - Preferred
Sec.   - Secured
SEK    - Swedish Krona
Sr.    - Senior
Sub.   - Subordinated
Unsec. - Unsecured
Unsub. - Unsubordinated

See Notes to Financial Statements.

                            AIM V.I. BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1999
(Unaudited)

ASSETS:

Investments, excluding repurchase agreement, at market value (cost
 $22,847,727)                                                       $24,081,910
-------------------------------------------------------------------------------
Repurchase agreement (cost $4,794,569)                                4,794,569
-------------------------------------------------------------------------------
Receivables for:
 Investments sold                                                       175,493
-------------------------------------------------------------------------------
 Capital stock sold                                                     311,703
-------------------------------------------------------------------------------
 Dividends and interest                                                 209,982
-------------------------------------------------------------------------------
 Forward currency contracts - closed                                      7,180
-------------------------------------------------------------------------------
 Forward currency contracts - open                                        5,851
-------------------------------------------------------------------------------
 Variation margin                                                        68,750
-------------------------------------------------------------------------------
Investment for deferred compensation plan                                 4,119
-------------------------------------------------------------------------------
Other assets                                                             29,534
-------------------------------------------------------------------------------
  Total assets                                                       29,689,091
-------------------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                                  374,205
-------------------------------------------------------------------------------
 Forward currency contracts - closed                                        907
-------------------------------------------------------------------------------
Deferred compensation plan                                                4,119
-------------------------------------------------------------------------------
Accrued advisory fees                                                    29,120
-------------------------------------------------------------------------------
Accrued directors' fees                                                   2,100
-------------------------------------------------------------------------------
Accrued operating expenses                                               20,800
-------------------------------------------------------------------------------
  Total liabilities                                                     431,251
-------------------------------------------------------------------------------
Net assets applicable to shares outstanding                         $29,257,840
===============================================================================

CAPITAL SHARES, $0.001 PAR VALUE PER SHARE:

 Authorized                                                         250,000,000
-------------------------------------------------------------------------------
 Outstanding                                                          2,485,880
===============================================================================
Net asset value, offering and redemption price per share            $     11.77
===============================================================================



STATEMENT OF OPERATIONS

For the six months ended June 30, 1999
(Unaudited)

INVESTMENT INCOME:

Interest                                                         $  347,458
----------------------------------------------------------------------------
Dividends (net of foreign withholding tax $799)                      31,778
----------------------------------------------------------------------------
   Total investment income                                          379,236
----------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                        71,737
----------------------------------------------------------------------------
Administrative services fees                                         24,726
----------------------------------------------------------------------------
Custodian fees                                                       17,985
----------------------------------------------------------------------------
Directors' fees and expenses                                          4,227
----------------------------------------------------------------------------
Professional fees                                                    15,986
----------------------------------------------------------------------------
Other                                                                 7,869
----------------------------------------------------------------------------
   Total expenses                                                   142,530
----------------------------------------------------------------------------
Less: Expenses paid indirectly                                          (44)
----------------------------------------------------------------------------
  Fees waived by advisor                                            (29,276)
----------------------------------------------------------------------------
   Net expenses                                                     113,210
----------------------------------------------------------------------------
Net investment income                                               266,026
----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES,
 FOREIGN CURRENCIES, FUTURES AND OPTION CONTRACTS:

Net realized gain (loss) from:
   Investment securities                                           (119,060)
----------------------------------------------------------------------------
   Foreign currencies                                                (2,190)
----------------------------------------------------------------------------
   Forward contracts                                                  2,411
----------------------------------------------------------------------------
   Futures contracts                                                290,025
----------------------------------------------------------------------------
   Option contracts                                                  (1,319)
----------------------------------------------------------------------------
                                                                    169,867
----------------------------------------------------------------------------
Change in net unrealized appreciation of:
   Investment securities                                            652,827
----------------------------------------------------------------------------
   Foreign currencies                                                 5,788
----------------------------------------------------------------------------
   Futures contracts                                                 20,338
----------------------------------------------------------------------------
                                                                    678,953
----------------------------------------------------------------------------
 Net gain from investment securities and futures contracts          848,820
----------------------------------------------------------------------------
Net increase in net assets resulting from operations             $1,114,846
============================================================================

See Notes to Financial Statements.

                             AIM V.I. BALANCED FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 1999 and the period May 1, 1998 (date operations commenced) through December 31, 1998
(Unaudited)

                                                         JUNE 30,   DECEMBER 31,
                                                           1999         1998
                                                        ----------------------
OPERATIONS:

 Net investment income                                  $   266,026 $   105,191
--------------------------------------------------------------------------------
 Net realized gain from investment securities, foreign
  currencies, futures and option contracts                  169,867     135,495
--------------------------------------------------------------------------------
 Change in net unrealized appreciation of investment
  securities, foreign currencies and futures contracts      678,953     700,688
--------------------------------------------------------------------------------
   Net increase in net assets resulting from operations   1,114,846     941,374
--------------------------------------------------------------------------------
 Dividends from net investment income                            --    (115,294)
--------------------------------------------------------------------------------
 Distributions from net realized gains                           --     (20,295)
--------------------------------------------------------------------------------
 Net increase from capital stock transactions            17,799,658   9,537,551
--------------------------------------------------------------------------------
   Net increase in net assets                            18,914,504  10,343,336
--------------------------------------------------------------------------------

NET ASSETS:

 Beginning of period                                     10,343,336          --
--------------------------------------------------------------------------------
 End of period                                          $29,257,840 $10,343,336
--------------------------------------------------------------------------------

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)             $27,336,079 $ 9,536,421
--------------------------------------------------------------------------------
 Undistributed net investment income                        263,236      (2,790)
--------------------------------------------------------------------------------
 Undistributed net realized gain from investment
  securities, foreign currencies, futures and options
  contracts                                                 278,884     109,017
--------------------------------------------------------------------------------
 Unrealized appreciation of investment securities,
  foreign currencies and futures contracts                1,379,641     700,688
--------------------------------------------------------------------------------
                                                        $29,257,840 $10,343,336
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

June 30, 1999
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of sixteen portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Balanced Fund (the "Fund"). The Fund's investment objective is to achieve as high a total return to investors as possible, consistent with preservation of capital. The Fund commenced operations on May 1, 1998. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock
   Exchange. Occasionally, events affecting the values of such securities and such
                            AIM V.I. BALANCED FUND
   exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Such distributions are declared and paid annually.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred.
   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.
E. Covered Call Options - The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
    A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
F. Put Options - The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, a Fund pays an option premium. The option's underlying instrument may be a security, or a futures contract. Put options may be used by a Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.
G. Bond Premiums - It is the policy of the Fund not to amortize market premiums on bonds for financial reporting purposes.
H. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
   dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
I. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock-in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

                            AIM V.I. BALANCED FUND

 Outstanding forward currency contracts at June 30, 1999 were as follows:

                  CONTRACT TO
  SETTLEMENT   -----------------          UNREALIZED
     DATE       DELIVER  RECEIVE  VALUE  APPRECIATION
  -----------  --------------------------------
  7/22/99 SEK  1,500,000 180,690 176,956    3,734
  8/26/99 NZD     50,000  27,380  26,502      878
  10/6/99 GBP    175,000 277,333 276,094    1,239
                         -------------    -----
                         485,403 479,552    5,851
                         ======= =======    =====

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.75% of the first $150 million of the Fund's average daily net assets, plus 0.50% of the Fund's average daily net assets in excess of $150 million. During the six months ended June 30, 1999, AIM waived fees of $29,276.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to pay certain administrative costs incurred in providing accounting services and other administrative services to the Fund. During the six months ended June 30, 1999, AIM was paid $21,885 for accounting and administrative services rendered by AIM.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the six months ended June 30, 1999, the Fund incurred legal fees of $1,866 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - INDIRECT EXPENSES
The Fund received reductions in custodian fees of $44 under an expense offset arrangement. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $44 during the six months ended June 30, 1999.

NOTE 4 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest a director's fees, if so elected by such director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - BANK BORROWINGS
The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $975,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 1999, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold during the six months ended June 30, 1999 was $18,705,015 and $2,693,975, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of June 30, 1999 is as follows:

Aggregate unrealized appreciation of investment securities    $1,970,046
-------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities    (735,863)
-------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $1,234,183
=========================================================================

Investments have the same cost for tax and financial statement purposes.

NOTE 7 - CAPITAL STOCK
Changes in capital stock outstanding during the six months ended June 30, 1999 and the period May 1, 1998 (date operations commenced) through December 31, 1998 were as follows:

                               JUNE 30, 1999       DECEMBER 31, 1998
                           ----------------------  -------------------
                            SHARES      AMOUNT     SHARES     AMOUNT
                           ---------  -----------  -------  ----------
Sold                       1,615,711  $18,469,709  954,695  $9,785,741
-----------------------------------------------------------------------
Issued as reinvestment of
 distributions                    --           --   12,578     135,589
-----------------------------------------------------------------------
Reacquired                   (58,458)    (670,051) (38,646)   (383,779)
-----------------------------------------------------------------------
                           1,557,253  $17,799,658  928,627  $9,537,551
=======================================================================

NOTE 8 - OPEN FUTURES CONTRACTS
On June 30, 1999, $3,363,750 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts were as follows:

               NUMBER OF                   UNREALIZED
  CONTRACTS    CONTRACTS MONTH/COMMITMENT APPRECIATION
  ---------    -----------------------------------
S&P 500 Index      11    September 99/Buy   140,113
======================================================

NOTE 9 - CALL OPTION CONTRACTS WRITTEN
Transactions in call options written during the period ended June 30, 1999 are summarized as follows:

                          CALL OPTION
                           CONTRACTS
                     ----------------------
                     NUMBER OF     PREMIUMS
                     CONTRACTS     RECEIVED
                     ---------     --------
Beginning of period      --         $   --
-------------------------------------------
Written                   6          1,782
-------------------------------------------
Closed                   (6)        (1,782)
-------------------------------------------
End of period            --         $   --
===========================================

                            AIM V.I. BALANCED FUND

NOTE 10 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during the period ended June 30, 1999 and the period May 1, 1998 (date operation commenced) through December 31, 1998.

                                               JUNE 30,     DECEMBER 31,
                                               1999(a)          1998
                                               --------     ------------
Net asset value, beginning of period           $ 11.14        $ 10.00
-------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           0.16           0.12
-------------------------------------------------------------------------
  Net gains on securities (both realized and
   unrealized)                                    0.47           1.18
-------------------------------------------------------------------------
   Total from investment operations               0.63           1.30
-------------------------------------------------------------------------
Less Distributions:
  Dividends from net investment income              --          (0.14)
-------------------------------------------------------------------------
  Distributions from net realized gains             --          (0.02)
-------------------------------------------------------------------------
   Total Distributions                              --          (0.16)
-------------------------------------------------------------------------
Net asset value, end of period                 $ 11.77        $ 11.14
=========================================================================
Total return(b)                                   5.66%         13.02%
=========================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)       $29,258        $10,343
=========================================================================
Ratio of expenses to average net assets(c)        1.18%(d)       1.18%(e)
=========================================================================
Ratio of net investment income to average net
 assets(f)                                        2.78%(d)       3.71%(e)
=========================================================================
Portfolio turnover rate                             16%             9%
=========================================================================

(a) Calculated using average shares outstanding.
(b) Total return is not annualized for periods less than one year.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.49% (annualized) and 2.83% (annualized) for 1999-1998.
(d) Ratios are annualized and based on average net assets of $19,288,525.
(e) Annualized.
(f) After fee waivers and/or expense reimbursements. Ratio of net investment income to average net assets prior to fee waivers and/or expense reimbursement were 2.47% (annualized) and 2.07% (annualized) for 1999-1998.

                             AIM V.I. BALANCED FUND
                                     FS-21

SCHEDULE OF INVESTMENTS

June 30, 1999
(Unaudited)

                                                             MARKET
                                                 SHARES       VALUE
DOMESTIC COMMON STOCKS - 91.53%

AIRLINES - 0.26%

Southwest Airlines Co.                             65,500 $  2,038,688
----------------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.74%

Danaher Corp.                                      63,900    3,714,187
----------------------------------------------------------------------
SPX Corp.(a)                                       25,000    2,087,500
----------------------------------------------------------------------
                                                             5,801,687
----------------------------------------------------------------------

BANKS (MAJOR REGIONAL) - 0.50%

Northern Trust Corp.                               40,000    3,880,000
----------------------------------------------------------------------

BANKS (REGIONAL) - 2.78%

AmSouth Bancorporation                             57,450    1,332,122
----------------------------------------------------------------------
Bank United Corp. - Class A                        50,000    2,009,375
----------------------------------------------------------------------
Compass Bancshares, Inc.                           65,000    1,771,250
----------------------------------------------------------------------
First Tennessee National Corp.                     70,000    2,681,875
----------------------------------------------------------------------
Firstar Corp.                                     128,000    3,584,000
----------------------------------------------------------------------
Golden State Bancorp, Inc.(a)                      78,000    1,716,000
----------------------------------------------------------------------
Mercantile Bankshares Corp.                        26,000      919,750
----------------------------------------------------------------------
North Fork Bancorporation, Inc.                   127,700    2,721,606
----------------------------------------------------------------------
Old Kent Financial Corp.                           42,315    1,771,941
----------------------------------------------------------------------
TCF Financial Corp.                                40,000    1,115,000
----------------------------------------------------------------------
Zions Bancorporation                               33,200    2,108,200
----------------------------------------------------------------------
                                                            21,731,119
----------------------------------------------------------------------

BIOTECHNOLOGY - 0.88%

Biogen, Inc.(a)                                   102,200    6,572,738
----------------------------------------------------------------------
Celera Genomics(a)                                 17,150      277,616
----------------------------------------------------------------------
                                                             6,850,354
----------------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE) - 3.37%

Adelphia Communications Corp.(a)                   50,000    3,181,250
----------------------------------------------------------------------
AT&T Corp. - Liberty Media Group - Class A(a)     154,000    5,659,500
----------------------------------------------------------------------
Chancellor Media Corp. - Class A(a)                73,072    4,028,094
----------------------------------------------------------------------
Cox Communications, Inc. - Class A(a)              24,000      883,500
----------------------------------------------------------------------
Hispanic Broadcasting Corp.(a)                     47,100    3,573,713
----------------------------------------------------------------------
TCA Cable TV, Inc.                                 30,400    1,687,200
----------------------------------------------------------------------
Univision Communications, Inc.(a)                  74,900    4,943,400
----------------------------------------------------------------------
USA Networks, Inc.(a)                              59,600    2,391,450
----------------------------------------------------------------------
                                                            26,348,107
----------------------------------------------------------------------

BUILDING MATERIALS - 0.23%

Masco Corp.                                        62,400    1,801,800
----------------------------------------------------------------------



                                                            MARKET
                                                  SHARES     VALUE

COMMUNICATIONS EQUIPMENT - 7.02%

ADC Telecommunications, Inc.(a)                    76,000 $  3,462,750
----------------------------------------------------------------------
Comverse Technology, Inc.(a)                       76,650    5,787,075
----------------------------------------------------------------------
Corning, Inc.                                     163,200   11,444,400
----------------------------------------------------------------------
General Instrument Corp.(a)                        95,000    4,037,500
----------------------------------------------------------------------
Lucent Technologies, Inc.                         196,185   13,230,226
----------------------------------------------------------------------
Motorola, Inc.                                     40,000    3,790,000
----------------------------------------------------------------------
QUALCOMM, Inc.(a)                                  25,700    3,687,950
----------------------------------------------------------------------
Scientific-Atlanta, Inc.                           99,300    3,574,800
----------------------------------------------------------------------
Uniphase Corp.(a)                                  35,300    5,859,800
----------------------------------------------------------------------
                                                            54,874,501
----------------------------------------------------------------------

COMPUTERS (HARDWARE) - 0.69%

Apple Computer, Inc.(a)                            50,500    2,338,781
----------------------------------------------------------------------
Comdisco, Inc.                                    118,600    3,039,125
----------------------------------------------------------------------
                                                             5,377,906
----------------------------------------------------------------------

COMPUTERS (NETWORKING) - 0.28%

VeriSign, Inc.(a)                                  25,300    2,182,125
----------------------------------------------------------------------

COMPUTERS (PERIPHERALS) - 2.58%

Adaptec, Inc.(a)                                  102,200    3,608,938
----------------------------------------------------------------------
EMC Corp.(a)                                      178,000    9,790,000
----------------------------------------------------------------------
Lexmark International Group, Inc.(a)              102,400    6,764,800
----------------------------------------------------------------------
                                                            20,163,738
----------------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES) - 9.46%

America Online, Inc.                               38,000    4,199,000
----------------------------------------------------------------------
At Home Corp.(a)                                   50,000    2,696,872
----------------------------------------------------------------------
BMC Software, Inc.(a)                             204,600   11,048,400
----------------------------------------------------------------------
Citrix Systems, Inc.(a)                           153,400    8,667,100
----------------------------------------------------------------------
Compuware Corp.(a)                                254,600    8,099,462
----------------------------------------------------------------------
Electronic Arts, Inc.(a)                           51,000    2,766,750
----------------------------------------------------------------------
Electronics for Imaging, Inc.(a)                   97,300    4,998,787
----------------------------------------------------------------------
Intuit, Inc.(a)                                    55,000    4,956,875
----------------------------------------------------------------------
Lycos, Inc.(a)                                     61,000    5,604,375
----------------------------------------------------------------------
Novell, Inc.(a)                                    96,800    2,565,200
----------------------------------------------------------------------
RealNetworks, Inc.(a)                              29,000    1,997,375
----------------------------------------------------------------------
Siebel Systems, Inc.(a)                            30,000    1,991,250
----------------------------------------------------------------------
Sterling Software, Inc.(a)                         63,600    1,697,325
----------------------------------------------------------------------
Synopsys, Inc.(a)                                  77,000    4,249,437
----------------------------------------------------------------------
Verio, Inc.(a)                                     35,000    2,432,500
----------------------------------------------------------------------
Veritas Software Corp.(a)                          63,200    6,000,050
----------------------------------------------------------------------
                                                            73,970,758
----------------------------------------------------------------------

                       AIM V.I. CAPITAL APPRECIATION FUND

                                                         MARKET
                                               SHARES     VALUE
CONSUMER (JEWELRY, NOVELTIES & GIFTS) - 0.07%

Action Performance Companies, Inc.(a)           16,000 $    528,000
-------------------------------------------------------------------

CONSUMER FINANCE - 2.38%

Capital One Financial Corp.                    121,800    6,782,737
-------------------------------------------------------------------
Countrywide Credit Industries, Inc.             32,500    1,389,375
-------------------------------------------------------------------
Providian Financial Corp.                       86,300    8,069,050
-------------------------------------------------------------------
SLM Holding Corp.                               51,050    2,338,728
-------------------------------------------------------------------
                                                         18,579,890
-------------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH) - 0.20%

Patterson Dental Co.(a)                          7,300      253,675
-------------------------------------------------------------------
U.S. Foodservice(a)                             31,200    1,329,900
-------------------------------------------------------------------
                                                          1,583,575
-------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 3.82%

American Power Conversion Corp.(a)             254,600    5,123,825
-------------------------------------------------------------------
Conexant Systems, Inc.(a)                       57,000    3,309,562
-------------------------------------------------------------------
Sanmina Corp.(a)                                48,300    3,664,762
-------------------------------------------------------------------
Solectron Corp.(a)                             153,400   10,229,862
-------------------------------------------------------------------
Symbol Technologies, Inc.                      133,875    4,936,641
-------------------------------------------------------------------
Vishay Intertechnology, Inc.(a)                125,000    2,625,000
-------------------------------------------------------------------
                                                         29,889,652
-------------------------------------------------------------------

ELECTRONICS (INSTRUMENTATION) - 0.86%

PE Corp-PE Biosystems Group                     40,000    4,590,000
-------------------------------------------------------------------
Waters Corp.(a)                                 40,000    2,125,000
-------------------------------------------------------------------
                                                          6,715,000
-------------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 7.13%

Altera Corp.(a)                                134,400    4,947,600
-------------------------------------------------------------------
Analog Devices, Inc.(a)                        151,600    7,608,425
-------------------------------------------------------------------
Atmel Corp.(a)                                  48,400    1,267,475
-------------------------------------------------------------------
Cypress Semiconductor Corp.(a)                  96,200    1,587,300
-------------------------------------------------------------------
Linear Technology Corp.                        102,000    6,859,500
-------------------------------------------------------------------
LSI Logic Corp.(a)                             100,700    4,644,787
-------------------------------------------------------------------
Maxim Integrated Products, Inc.(a)              76,600    5,093,900
-------------------------------------------------------------------
Microchip Technology, Inc.(a)                   69,100    3,273,612
-------------------------------------------------------------------
National Semiconductor Corp.(a)                105,000    2,657,812
-------------------------------------------------------------------
PMC-Sierra, Inc.(a)                            153,000    9,017,437
-------------------------------------------------------------------
Vitesse Semiconductor Corp.(a)                  43,100    2,906,556
-------------------------------------------------------------------
Xilinx, Inc.(a)                                102,200    5,850,950
-------------------------------------------------------------------
                                                         55,715,354
-------------------------------------------------------------------

ENTERTAINMENT - 0.49%

SFX Entertainment, Inc. - Class A(a)            60,000    3,840,000
-------------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR) - 1.67%

Applied Materials, Inc.(a)                      43,900    3,243,112
-------------------------------------------------------------------
KLA-Tencor Corp.(a)                             59,200    3,840,600
-------------------------------------------------------------------



                                                            MARKET
                                                  SHARES     VALUE
EQUIPMENT (SEMICONDUCTOR) - CONTINUED

Novellus Systems, Inc.(a)                         22,000 $  1,501,500
---------------------------------------------------------------------
Teradyne, Inc.(a)                                 62,600    4,491,550
---------------------------------------------------------------------
                                                           13,076,762
---------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 0.66%

FINOVA Group, Inc.                                54,600    2,873,325
---------------------------------------------------------------------
MGIC Investment Corp.                             46,633    2,267,530
---------------------------------------------------------------------
                                                            5,140,855
---------------------------------------------------------------------

FOODS - 0.24%

Keebler Foods Co.(a)                              61,600    1,871,100
---------------------------------------------------------------------

FOOTWEAR - 0.51%

Nike, Inc. - Class B                              63,200    4,001,350
---------------------------------------------------------------------

GAMING, LOTTERY & PARIMUTUEL COMPANIES - 0.34%

Mandalay Resort Group(a)                          91,600    1,935,050
---------------------------------------------------------------------
MGM Grand, Inc.(a)                                15,200      744,800
---------------------------------------------------------------------
                                                            2,679,850
---------------------------------------------------------------------

HEALTH CARE (DRUGS - GENERIC & OTHER) - 1.68%

Alpharma, Inc. - Class A                          44,750    1,591,422
---------------------------------------------------------------------
Forest Laboratories, Inc.(a)                      22,400    1,036,000
---------------------------------------------------------------------
Jones Pharma Inc.                                120,500    4,744,687
---------------------------------------------------------------------
Medicis Pharmaceutical Corp. - Class A(a)         64,050    1,625,269
---------------------------------------------------------------------
MedImmune, Inc.(a)                                30,000    2,032,500
---------------------------------------------------------------------
Mylan Laboratories, Inc.                          30,400      805,600
---------------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)                   38,100    1,335,881
---------------------------------------------------------------------
                                                           13,171,359
---------------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT) - 0.57%

Health Management Associates, Inc. - Class A(a)  109,002    1,226,272
---------------------------------------------------------------------
Universal Health Services, Inc. - Class B(a)      68,400    3,266,100
---------------------------------------------------------------------
                                                            4,492,372
---------------------------------------------------------------------

HEALTH CARE (MANAGED CARE) - 0.73%

Express Scripts, Inc. - Class A(a)                71,600    4,309,425
---------------------------------------------------------------------
Trigon Healthcare, Inc.(a)                        38,300    1,393,162
---------------------------------------------------------------------
                                                            5,702,587
---------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 2.31%

Bausch & Lomb, Inc.                               51,100    3,909,150
---------------------------------------------------------------------
Biomet, Inc.                                     114,200    4,539,450
---------------------------------------------------------------------
Guidant Corp.                                     79,200    4,073,850
---------------------------------------------------------------------
Henry Schein, Inc.(a)                             34,985    1,108,587
---------------------------------------------------------------------
Stryker Corp.                                     50,600    3,042,325
---------------------------------------------------------------------
Sybron International Corp.(a)                     51,400    1,416,712
---------------------------------------------------------------------
                                                           18,090,074
---------------------------------------------------------------------

HOMEBUILDING - 0.11%

Clayton Homes, Inc.                               78,525      898,130
---------------------------------------------------------------------

                       AIM V.I. CAPITAL APPRECIATION FUND

                                                      MARKET
                                            SHARES     VALUE
HOUSEHOLD FURNISHING & APPLIANCES - 0.66%

Leggett & Platt, Inc.                      102,200 $  2,842,437
---------------------------------------------------------------
Maytag Corp.                                33,800    2,355,438
---------------------------------------------------------------
                                                      5,197,875
---------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES) - 0.25%

Dial Corp. (The)                            53,000    1,970,937
---------------------------------------------------------------

INSURANCE (LIFE/HEALTH) - 0.80%

AFLAC, Inc.                                 47,200    2,259,700
---------------------------------------------------------------
Provident Companies, Inc.                   76,600    3,064,000
---------------------------------------------------------------
Torchmark Corp.                             28,000      955,500
---------------------------------------------------------------
                                                      6,279,200
---------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE - 2.55%

Bear Stearns Companies, Inc.                60,000    2,805,000
---------------------------------------------------------------
Lehman Brothers Holdings, Inc.              27,000    1,680,750
---------------------------------------------------------------
Schwab (Charles) Corp.                     117,500   12,910,312
---------------------------------------------------------------
TD Waterhouse Group, Inc.(a)               100,000    2,506,245
---------------------------------------------------------------
                                                     19,902,307
---------------------------------------------------------------

INVESTMENT MANAGEMENT - 1.09%

Federated Investors, Inc. - Class B        105,400    1,890,613
---------------------------------------------------------------
Franklin Resources, Inc.                    60,000    2,437,500
---------------------------------------------------------------
T. Rowe Price Associates, Inc.             109,800    4,213,575
---------------------------------------------------------------
                                                      8,541,688
---------------------------------------------------------------

LEISURE TIME (PRODUCTS) - 1.59%

Callaway Golf Co.                          106,700    1,560,488
---------------------------------------------------------------
Harley-Davidson, Inc.                      120,000    6,525,000
---------------------------------------------------------------
Hasbro, Inc.                                50,000    1,396,875
---------------------------------------------------------------
Mattel, Inc.                               104,000    2,749,500
---------------------------------------------------------------
Speedway Motorsports, Inc.(a)                5,600      220,150
---------------------------------------------------------------
                                                     12,452,013
---------------------------------------------------------------

MANUFACTURING (DIVERSIFIED) - 0.15%

Pentair, Inc.                               25,500    1,166,625
---------------------------------------------------------------

NATURAL GAS - 0.31%

El Paso Energy Corp.                        68,000    2,392,750
---------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT) - 3.15%

Baker Hughes, Inc.                         105,000    3,517,500
---------------------------------------------------------------
BJ Services Co.(a)                         102,000    3,002,625
---------------------------------------------------------------
Cooper Cameron Corp.(a)                    125,000    4,632,812
---------------------------------------------------------------
Diamond Offshore Drilling, Inc.             40,000    1,135,000
---------------------------------------------------------------
Global Industries Ltd.(a)                  143,000    1,832,188
---------------------------------------------------------------
Rowan Companies, Inc.(a)                   115,000    2,120,313
---------------------------------------------------------------
Smith International, Inc.(a)                85,000    3,692,188
---------------------------------------------------------------
Transocean Offshore, Inc.                   50,000    1,312,500
---------------------------------------------------------------
Varco International, Inc.(a)               140,000    1,531,250
---------------------------------------------------------------
Weatherford International, Inc.(a)          50,000    1,831,250
---------------------------------------------------------------
                                                     24,607,626
---------------------------------------------------------------


                                                         MARKET
                                               SHARES     VALUE
OIL & GAS (EXPLORATION & PRODUCTION) - 0.41%

Apache Corp.                                   67,000 $  2,613,000
------------------------------------------------------------------
Santa Fe Snyder Corp.(a)                       80,000      610,000
------------------------------------------------------------------
                                                         3,223,000
------------------------------------------------------------------

PUBLISHING - 0.69%

Reader's Digest Association, Inc. - Class A    60,000    2,385,000
------------------------------------------------------------------
The McGraw-Hill Companies, Inc.                56,200    3,031,288
------------------------------------------------------------------
                                                         5,416,288
------------------------------------------------------------------

RAILROADS - 0.90%

Kansas City Southern Industries, Inc.         110,000    7,019,375
------------------------------------------------------------------

RESTAURANTS - 1.53%

Brinker International, Inc.(a)                102,200    2,778,563
------------------------------------------------------------------
Outback Steakhouse, Inc.(a)                    99,800    3,923,388
------------------------------------------------------------------
Papa John's International, Inc.(a)             31,100    1,389,781
------------------------------------------------------------------
Starbucks Corp.(a)                            103,200    3,876,450
------------------------------------------------------------------
                                                        11,968,182
------------------------------------------------------------------

RETAIL (BUILDING SUPPLIES) - 0.51%

Lowe's Companies, Inc.                         70,000    3,968,125
------------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS) - 2.34%

Best Buy Co., Inc.(a)                         116,000    7,830,000
------------------------------------------------------------------
CDW Computer Centers, Inc.(a)                 103,000    4,532,000
------------------------------------------------------------------
Circuit City Stores-Circuit City Group         63,400    5,896,200
------------------------------------------------------------------
                                                        18,258,200
------------------------------------------------------------------

RETAIL (DEPARTMENT STORES) - 0.83%

Federated Department Stores, Inc.(a)           30,000    1,588,125
------------------------------------------------------------------
Kohl's Corp.(a)                                64,000    4,940,000
------------------------------------------------------------------
                                                         6,528,125
------------------------------------------------------------------

RETAIL (DISCOUNTERS) - 1.95%

Consolidated Stores Corp.(a)                  100,200    2,705,400
------------------------------------------------------------------
Dollar General Corp.                           83,300    2,415,700
------------------------------------------------------------------
Dollar Tree Stores, Inc.(a)                    92,475    4,068,900
------------------------------------------------------------------
Family Dollar Stores, Inc.                    145,600    3,494,400
------------------------------------------------------------------
Ross Stores, Inc.                              51,400    2,589,275
------------------------------------------------------------------
                                                        15,273,675
------------------------------------------------------------------

RETAIL (FOOD CHAINS) - 0.37%

Kroger Co.(a)                                 103,400    2,888,738
------------------------------------------------------------------

RETAIL (SPECIALTY) - 2.62%

Bed Bath & Beyond, Inc.(a)                    140,000    5,390,000
------------------------------------------------------------------
eToys, Inc.(a)                                 32,500    1,324,375
------------------------------------------------------------------
Linens 'N Things, Inc.(a)                      66,600    2,913,750
------------------------------------------------------------------
Payless ShoeSource, Inc.(a)                    25,000    1,337,500
------------------------------------------------------------------
Staples, Inc.(a)                              306,781    9,491,022
------------------------------------------------------------------
                                                        20,456,647
------------------------------------------------------------------

                       AIM V.I. CAPITAL APPRECIATION FUND

                                                            MARKET
                                                  SHARES     VALUE
RETAIL (SPECIALTY-APPAREL) - 2.08%

Abercrombie & Fitch Co. - Class A(a)              50,000 $  2,400,000
---------------------------------------------------------------------
Gap, Inc. (The)                                   38,963    1,962,736
---------------------------------------------------------------------
Intimate Brands, Inc.                             65,730    3,113,959
---------------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)                   117,625    2,999,438
---------------------------------------------------------------------
Talbots, Inc.                                     25,800      983,625
---------------------------------------------------------------------
TJX Companies, Inc.                              144,300    4,806,994
---------------------------------------------------------------------
                                                           16,266,752
---------------------------------------------------------------------

SAVINGS & LOAN COMPANIES - 0.91%

Astoria Financial Corp.                           50,000    2,196,875
---------------------------------------------------------------------
Dime Bancorp, Inc.                               129,800    2,612,225
---------------------------------------------------------------------
GreenPoint Financial Corp.                        70,000    2,296,875
---------------------------------------------------------------------
                                                            7,105,975
---------------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING) - 2.44%

Interpublic Group of Companies, Inc.              25,500    2,208,938
---------------------------------------------------------------------
Lamar Advertising Co.(a)                         116,000    4,748,750
---------------------------------------------------------------------
Omnicom Group, Inc.                              127,300   10,184,000
---------------------------------------------------------------------
TMP Worldwide, Inc.(a)                            30,000    1,905,000
---------------------------------------------------------------------
                                                           19,046,688
---------------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 1.81%

Apollo Group, Inc. - Class A(a)                   65,500    1,739,844
---------------------------------------------------------------------
ChoicePoint, Inc.(a)                              31,500    2,114,438
---------------------------------------------------------------------
Cintas Corp.                                      77,100    5,180,156
---------------------------------------------------------------------
Convergys Corp.(a)                                37,800      727,650
---------------------------------------------------------------------
Galileo International, Inc.                       40,000    2,137,500
---------------------------------------------------------------------
Viad Corp.                                        74,100    2,292,469
---------------------------------------------------------------------
                                                           14,192,057
---------------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS) - 0.68%

Ciber, Inc.(a)                                    49,300      942,863
---------------------------------------------------------------------
Policy Management Systems Corp.(a)                29,100      873,000
---------------------------------------------------------------------
SunGard Data Systems, Inc.(a)                    102,200    3,525,900
---------------------------------------------------------------------
                                                            5,341,763
---------------------------------------------------------------------

SERVICES (DATA PROCESSING) - 4.25%

Affiliated Computer Services, Inc. - Class A(a)   51,500    2,607,188
---------------------------------------------------------------------
Ceridian Corp.(a)                                108,400    3,543,325
---------------------------------------------------------------------
Concord EFS, Inc.(a)                             229,800    9,723,413
---------------------------------------------------------------------
CSG Systems International, Inc.(a)               109,300    2,862,294
---------------------------------------------------------------------
DST Systems, Inc.(a)                              30,300    1,905,113
---------------------------------------------------------------------
Equifax, Inc.                                     44,100    1,573,819
---------------------------------------------------------------------
Fiserv, Inc.(a)                                  192,225    6,019,045
---------------------------------------------------------------------
National Data Corp.                               48,000    2,052,000
---------------------------------------------------------------------
Paychex, Inc.                                     92,962    2,963,164
---------------------------------------------------------------------
                                                           33,249,361
---------------------------------------------------------------------


                                                                      MARKET
                                                            SHARES     VALUE
SPECIALTY PRINTING - 0.25%

Valassis Communications, Inc.(a)                            52,500 $  1,922,813
-------------------------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 0.72%

Crown Castle International Corp.(a)                        130,000    2,705,626
-------------------------------------------------------------------------------
Metromedia Fiber Network, Inc. - Class A(a)                 81,000    2,910,938
-------------------------------------------------------------------------------
                                                                      5,616,564
-------------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 0.80%

Global TeleSystems Group, Inc.(a)                           77,000    6,237,000
-------------------------------------------------------------------------------

TELEPHONE - 0.99%

CenturyTel, Inc.                                           114,900    4,567,275
-------------------------------------------------------------------------------
Cincinnati Bell, Inc.                                       37,800      942,638
-------------------------------------------------------------------------------
NTL Inc.(a)                                                 25,500    2,197,781
-------------------------------------------------------------------------------
                                                                      7,707,694
-------------------------------------------------------------------------------

TEXTILES (APPAREL) - 0.91%

Jones Apparel Group, Inc.(a)                               127,800    4,385,138
-------------------------------------------------------------------------------
Tommy Hilfiger Corp.(a)                                     36,900    2,712,150
-------------------------------------------------------------------------------
                                                                      7,097,288
-------------------------------------------------------------------------------

TEXTILES (HOME FURNISHINGS) - 0.16%

Shaw Industries, Inc.(a)                                    77,000    1,270,500
-------------------------------------------------------------------------------

WASTE MANAGEMENT - 0.27%

Waste Management, Inc.                                      38,775    2,084,156
-------------------------------------------------------------------------------
  Total Domestic Common Stocks
   (Cost $475,881,299)                                              715,646,680
-------------------------------------------------------------------------------

FOREIGN STOCKS - 1.54%

FINLAND - 0.89%

Nokia Oyj A.B. - Class A - ADR (Communications Equipment)   75,800    6,940,437
-------------------------------------------------------------------------------

FRANCE - 0.05%

Coflexip S.A.-ADR Manufacturing (Specialized)               10,100      439,350
-------------------------------------------------------------------------------

ISRAEL - 0.26%

Check Point Software Technologies Ltd.
 (Computers - Software & Services)(a)                       37,500    2,010,938
-------------------------------------------------------------------------------

NETHERLANDS - 0.26%

ASM Lithography Holding N.V. (Electronics -
  Semiconductors)(a)                                        34,000    2,018,750
-------------------------------------------------------------------------------

UNITED KINGDOM - 0.08%

Stolt Comex Seaway, S.A. (Oil & Gas - Exploration &
 Production)(a)                                             40,000      435,000
-------------------------------------------------------------------------------
Stolt Comex Seaway, S.A.-ADR (Oil & Gas - Exploration &
 Production)(a)                                             20,000      215,000
-------------------------------------------------------------------------------
                                                                        650,000
-------------------------------------------------------------------------------
  Total Foreign Stocks (Cost $5,915,783)                             12,059,475
-------------------------------------------------------------------------------

                       AIM V.I. CAPITAL APPRECIATION FUND

                                                   PRINCIPAL     MARKET
                                                    AMOUNT       VALUE
TIME DEPOSIT - 4.48%

CIBC Oppenheimer Corp.,
 5.50%, 07/01/99 (Cost $35,000,000)               $35,000,000 $ 35,000,000
--------------------------------------------------------------------------

REPURCHASE AGREEMENT(b) - 2.30%

CIBC Oppenheimer Corp., 5.00%, 07/01/99(c) (Cost
 $17,964,962)                                      17,964,962   17,964,962
--------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.85%                                     780,671,117
==========================================================================
OTHER ASSETS LESS LIABILITIES - 0.15%                            1,157,305
==========================================================================
NET ASSETS - 100.00%                                          $781,828,422
==========================================================================

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Non-income producing security.
(b) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements is taken into possession by the Fund upon entering into the repurchase agreement. The Collateral is marked to market daily to insure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Joint repurchase agreement entered into 06/30/99 with a maturing value of $50,006,945. Collateralized by U.S. Government obligations.

Abbreviation:

ADR - American Depositary Receipt


See Notes to Financial Statements.

                       AIM V.I. CAPITAL APPRECIATION FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1999
(Unaudited)

ASSETS:

Investments, at market value (cost $534,762,044)          $780,671,117
----------------------------------------------------------------------
Receivables for:
 Investments sold                                            3,247,035
----------------------------------------------------------------------
 Capital stock sold                                            121,724
----------------------------------------------------------------------
 Dividends and interest                                        209,154
----------------------------------------------------------------------
Investment for deferred compensation plan                       25,924
----------------------------------------------------------------------
Other assets                                                     3,586
----------------------------------------------------------------------
  Total assets                                             784,278,540
----------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                       1,013,059
----------------------------------------------------------------------
 Capital stock reacquired                                      979,481
----------------------------------------------------------------------
 Deferred compensation plan                                     25,924
----------------------------------------------------------------------
 Options written (Premiums received $55,014)                    48,138
----------------------------------------------------------------------
Accrued advisory fees                                          378,472
----------------------------------------------------------------------
Accrued directors' fees                                          2,600
----------------------------------------------------------------------
Accrued administrative services fees                             1,543
----------------------------------------------------------------------
Accrued operating expenses                                         901
----------------------------------------------------------------------
  Total liabilities                                          2,450,118
----------------------------------------------------------------------
Net assets applicable to shares outstanding               $781,828,422
======================================================================

CAPITAL SHARES, $0.001 PAR VALUE PER SHARE:

 Authorized                                                250,000,000
----------------------------------------------------------------------
 Outstanding                                                28,331,017
----------------------------------------------------------------------
Net asset value, offering and redemption price per share  $      27.60
======================================================================


STATEMENT OF OPERATIONS

For the six months ended June 30, 1999
(Unaudited)

INVESTMENT INCOME:

Interest                                                         $ 1,528,477
-----------------------------------------------------------------------------
Dividends (net of $11,410 foreign withholding tax)                 1,130,620
-----------------------------------------------------------------------------
  Total investment income                                          2,659,097
-----------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                      2,192,484
-----------------------------------------------------------------------------
Administrative services fees                                          81,413
-----------------------------------------------------------------------------
Custodian fees                                                        40,019
-----------------------------------------------------------------------------
Directors' fees and expenses                                           6,556
-----------------------------------------------------------------------------
Other                                                                 56,683
-----------------------------------------------------------------------------
  Total expenses                                                   2,377,155
-----------------------------------------------------------------------------
Less: Expenses paid indirectly                                          (653)
-----------------------------------------------------------------------------
  Net expenses                                                     2,376,502
-----------------------------------------------------------------------------
Net investment income                                                282,595
-----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES,
 FOREIGN CURRENCIES AND OPTION CONTRACTS:

Net realized gain from:
  Investment securities                                           10,924,678
-----------------------------------------------------------------------------
  Option contracts                                                    56,376
-----------------------------------------------------------------------------
                                                                  10,981,054
-----------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                           55,741,424
-----------------------------------------------------------------------------
  Foreign currencies                                                     (59)
-----------------------------------------------------------------------------
  Option contracts                                                     6,877
-----------------------------------------------------------------------------
                                                                  55,748,242
-----------------------------------------------------------------------------
  Net gain from investment securities, foreign currencies and
   option contracts                                               66,729,296
-----------------------------------------------------------------------------
Net increase in net assets resulting from operations             $67,011,891
=============================================================================

See Notes to Financial Statements.


                       AIM V.I. CAPITAL APPRECIATION FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 1999 and the year ended December 31, 1998 (Unaudited)

                                                       JUNE 30,   DECEMBER 31,
                                                         1999         1998
                                                     -----------------------
OPERATIONS:

 Net investment income                               $    282,595 $    631,581
-------------------------------------------------------------------------------
 Net realized gain from investment securities,
  foreign currencies and option contracts              10,981,054   22,808,693
-------------------------------------------------------------------------------
 Change in net unrealized appreciation of investment
  securities, foreign currencies and option
  contracts                                            55,748,242   78,385,559
-------------------------------------------------------------------------------
   Net increase in net assets resulting from
    operations                                         67,011,891  101,825,833
-------------------------------------------------------------------------------
 Dividends to shareholders from net investment
  income                                                       --     (922,615)
-------------------------------------------------------------------------------
 Distributions to shareholders from net realized
  gains                                                        --  (16,345,246)
-------------------------------------------------------------------------------
 Net increase from capital stock transactions          67,568,528   39,909,953
-------------------------------------------------------------------------------
   Net increase in net assets                         134,580,419  124,467,925
-------------------------------------------------------------------------------

NET ASSETS:

 Beginning of year                                    647,248,003  522,780,078
-------------------------------------------------------------------------------
 End of year                                         $781,828,422 $647,248,003
===============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)          $501,871,979 $434,303,451
-------------------------------------------------------------------------------
 Undistributed net investment income                      982,957      700,362
-------------------------------------------------------------------------------
 Undistributed net realized gain from investment
  securities, foreign currencies, futures and option
  contracts                                            33,057,595   22,076,541
-------------------------------------------------------------------------------
 Unrealized appreciation of investment securities,
  foreign currencies, futures and option contracts    245,915,891  190,167,649
-------------------------------------------------------------------------------
                                                     $781,828,422 $647,248,003
===============================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 1999
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of sixteen portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Capital Appreciation Fund (the "Fund"). The Fund's investment objective is to seek capital appreciation through investments in common stocks, with emphasis on medium-sized and smaller emerging growth companies. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
 The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date, or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may

                      AIM V.I. CAPITAL APPRECIATION FUND
   occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Such distributions are declared and paid annually.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.
E. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
   dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock-in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
G. Covered Call Options - The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
    A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I
M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to pay certain administrative costs incurred in providing accounting services and other administrative services to the Fund. During the six months ended June 30, 1999, AIM was paid $24,338 for accounting and administrative services rendered by AIM.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the six months ended June 30, 1999, the Fund incurred legal fees of $3,785 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

                      AIM V.I. CAPITAL APPRECIATION FUND

NOTE 3 - INDIRECT EXPENSES

The Fund received reductions in custodian fees of $653 under an expense offset arrangement. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $653 during the six months ended June 30, 1999.

NOTE 4 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - BANK BORROWINGS
The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $975,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 1999, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold during six months ended June 30, 1999 was $303,472,725 and $210,334,406, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of June 30, 1999 is as follows:

Aggregate unrealized appreciation of investment securities    $254,151,392
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities    (8,651,958)
---------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $245,499,434
===========================================================================

 Cost of investments for tax purposes is $535,171,683.

NOTE 7 - CAPITAL STOCK
Changes in capital stock outstanding during the six months ended June 30, 1999 and the year ended December 31, 1998 were as follows:

                                   JUNE 30,                DECEMBER 31,
                                     1999                      1998
                           -------------------------  ------------------------
                             SHARES       AMOUNT        SHARES       AMOUNT
                           ----------  -------------  ----------  ------------
Sold                        7,045,261  $ 179,792,985   4,333,736  $ 99,858,597
-------------------------------------------------------------------------------
Issued as reinvestment of
 distributions                     --             --     740,474    17,267,861
-------------------------------------------------------------------------------
Reacquired                 (4,403,773)  (112,224,457) (3,416,071)  (77,216,505)
-------------------------------------------------------------------------------
                            2,641,488  $  67,568,528   1,658,139  $ 39,909,953
-------------------------------------------------------------------------------

NOTE 8 - CALL OPTION CONTRACTS WRITTEN
Transactions in call options written during the six months ended June 30, 1999 are summarized as follows:

                         CALL OPTION
                          CONTRACTS
                     --------------------
                     NUMBER OF  PREMIUMS
                     CONTRACTS  RECEIVED
                     ------------------
Beginning of period      --    $       --
------------------------------------------
Written                 803       123,950
------------------------------------------
Closed                 (383)      (45,713)
------------------------------------------
Expired                (165)      (23,223)
------------------------------------------
End of period           255    $   55,014
==========================================

Open call option contracts written at June 30, 1999 were as follows:

                                                            JUNE 30,
                       CONTRACT STRIKE NUMBER OF PREMIUMS     1999      UNREALIZED
ISSUE                   MONTH   PRICE  CONTRACTS RECEIVED MARKET VALUE APPRECIATION
---------------------  --------------------------------------------------
Nike Inc.  -  Class B   Aug 99   $70      255    $55,014    $48,137       $6,877
-----------------------------------------------------------------------------------

                      AIM V.I. CAPITAL APPRECIATION FUND

NOTE 9 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during the six months ended June 30, 1999, each of the years in the three-year period ended December 31, 1998, the eleven months ended December 31, 1995 and the year ended January 31, 1995.

                          JUNE 30,                 DECEMBER 31,                    JANUARY 31,
                          ---------     --------------------------------------     -----------
                            1999          1998      1997      1996      1995          1995
                          ---------     --------  --------  --------  --------     -----------
Net asset value,
 beginning of period      $   25.20     $  21.75  $  19.43  $  16.55  $  12.05       $ 12.58
----------------------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income        0.01         0.02      0.03      0.02      0.04          0.05
----------------------------------------------------------------------------------------------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)                 2.39         4.12      2.58      2.89      4.46         (0.54)
----------------------------------------------------------------------------------------------
   Total from investment
    operations                 2.40         4.14      2.61      2.91      4.50         (0.49)
----------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net
   investment income             --        (0.04)    (0.02)    (0.03)       --         (0.04)
----------------------------------------------------------------------------------------------
  Distributions from net
   realized gains                --        (0.65)    (0.27)       --        --            --
----------------------------------------------------------------------------------------------
   Total distributions           --        (0.69)    (0.29)    (0.03)       --         (0.04)
----------------------------------------------------------------------------------------------
Net asset value, end of
 period                   $   27.60     $  25.20  $  21.75  $  19.43  $  16.55       $ 12.05
==============================================================================================
Total return(a)                9.53%       19.30%    13.51%    17.58%    37.38%        (3.91)%
==============================================================================================

RATIOS/SUPPLEMENTAL
 DATA:

Net assets, end of
 period (000s omitted)    $ 781,828     $647,248  $522,642  $370,063  $212,152       $88,177
==============================================================================================
Ratio of expenses to
 average net assets            0.67%(b)     0.67%     0.68%     0.73%     0.75%(c)      0.84%
==============================================================================================
Ratio of net investment
 income to average net
 assets                        0.08%(b)     0.11%     0.18%     0.18%     0.39%(c)      0.46%
==============================================================================================
Portfolio turnover rate          32%          83%       65%       59%       37%           81%
==============================================================================================

(a) Total returns are not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $716,051,232.
(c) Annualized.

                      AIM V.I. CAPITAL APPRECIATION FUND
                                      FS-31

SCHEDULE OF INVESTMENTS

June 30, 1999
(Unaudited)

                                                            MARKET
                                                  SHARES    VALUE
COMMON STOCK & OTHER EQUITY
 INTERESTS - 91.38%

AEROSPACE/DEFENSE - 0.67%

HEICO Corp.                                           800 $   19,400
--------------------------------------------------------------------
Kroll-O'Gara Co. (The)(a)                             600     13,237
--------------------------------------------------------------------
                                                              32,637
--------------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.98%

Dura Automotive Systems, Inc.(a)                      700     23,275
--------------------------------------------------------------------
Keystone Automotive Industries, Inc.(a)               800     13,900
--------------------------------------------------------------------
Stoneridge, Inc.(a)                                   800     10,800
--------------------------------------------------------------------
                                                              47,975
--------------------------------------------------------------------

BANKS (REGIONAL) - 2.13%

Banco Santandr Puerto Rico                            600     10,837
--------------------------------------------------------------------
Bank United Corp. - Class A                           700     28,131
--------------------------------------------------------------------
Colonial BancGroup, Inc. (The)                      1,900     26,481
--------------------------------------------------------------------
Independence Community Bank Corp.                   1,600     21,600
--------------------------------------------------------------------
North Fork Bancorporation, Inc.                       800     17,050
--------------------------------------------------------------------
                                                             104,099
--------------------------------------------------------------------

BEVERAGES (ALCOHOLIC) - 0.54%

Canandaigua Brands, Inc. - Class A(a)                 500     26,219
--------------------------------------------------------------------

BIOTECHNOLOGY - 0.72%

IDEXX Laboratories, Inc.(a)                           800     18,650
--------------------------------------------------------------------
Pharmaceutical Product Development, Inc.(a)           600     16,425
--------------------------------------------------------------------
                                                              35,075
--------------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE) - 3.23%

Citadel Communications Corp.(a)                       600     21,712
--------------------------------------------------------------------
Cox Radio, Inc. - Class A(a)                          500     27,125
--------------------------------------------------------------------
Emmis Communications Corp.(a)                         400     19,750
--------------------------------------------------------------------
Entercom Communications Corp.(a)                      600     25,650
--------------------------------------------------------------------
Hispanic Broadcasting Corp.(a)                        300     22,762
--------------------------------------------------------------------
Metro Networks, Inc.(a)                               400     21,350
--------------------------------------------------------------------
Univision Communications, Inc.(a)                     300     19,800
--------------------------------------------------------------------
                                                             158,149
--------------------------------------------------------------------

BUILDING MATERIALS - 0.36%

TJ International, Inc.                                300      9,300
--------------------------------------------------------------------
White Cap Industries, Inc.(a)                         700      8,269
--------------------------------------------------------------------
                                                              17,569
--------------------------------------------------------------------

CHEMICALS (SPECIALTY) - 0.56%

W.R. Grace & Co.(a)                                 1,500     27,562
--------------------------------------------------------------------

                                                            MARKET
                                                   SHARES   VALUE
COMMUNICATIONS EQUIPMEN - 3.09%

Comverse Technology, Inc.(a)                          550 $   41,525
--------------------------------------------------------------------
Digital Microwave Corp.(a)                          1,000     12,750
--------------------------------------------------------------------
General Instrument Corp.(a)                           700     29,750
--------------------------------------------------------------------
Gilat Satellite Networks Ltd.(a)                      400     21,000
--------------------------------------------------------------------
NorthEast Optic Network, Inc.(a)                    1,100     16,569
--------------------------------------------------------------------
PairGain Technologies, Inc.(a)                      1,300     14,950
--------------------------------------------------------------------
REMEC, Inc.(a)                                        900     14,512
--------------------------------------------------------------------
                                                             151,056
--------------------------------------------------------------------

COMPUTERS (HARDWARE) - 0.31%

Bell & Howell Co.(a)                                  400     15,125
--------------------------------------------------------------------

COMPUTERS (PERIPHERALS) - 1.53%

Actel Corp.(a)                                      1,000     14,750
--------------------------------------------------------------------
DSP Communications, Inc.(a)                         1,000     28,875
--------------------------------------------------------------------
Jabil Circuit, Inc.(a)                                400     18,050
--------------------------------------------------------------------
QLogic Corp.(a)                                       100     13,200
--------------------------------------------------------------------
                                                              74,875
--------------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES) - 6.10%

AppNet Systems, Inc.(a)                               400      5,375
--------------------------------------------------------------------
Avant! Corp.(a)                                       800     10,100
--------------------------------------------------------------------
Best Software, Inc.(a)                                650     10,481
--------------------------------------------------------------------
Dendrite International, Inc.(a)                       500     18,062
--------------------------------------------------------------------
Eclipsys Corp.(a)                                     100      2,394
--------------------------------------------------------------------
Genesys Tellecommunications Laboratories, Inc.(a)     400     10,000
--------------------------------------------------------------------
HNC Software, Inc.(a)                                 300      9,244
--------------------------------------------------------------------
InfoCure Corp.(a)                                     900     47,644
--------------------------------------------------------------------
Lycos, Inc.(a)                                        200     18,375
--------------------------------------------------------------------
Mentor Graphics Corp.(a)                            1,500     19,219
--------------------------------------------------------------------
Mercury Interactive Corp.(a)                          400     14,150
--------------------------------------------------------------------
Peregrine Systems, Inc.(a)                          1,000     25,687
--------------------------------------------------------------------
Rational Software Corp.(a)                            600     19,762
--------------------------------------------------------------------
Structural Dynamics Research Corp.(a)               1,200     22,275
--------------------------------------------------------------------
Symantec Corp.(a)                                   1,300     33,150
--------------------------------------------------------------------
Transaction Systems Architects, Inc. - Class A(a)     500     19,500
--------------------------------------------------------------------
Unigraphics Solutions, Inc.(a)                        700     13,169
--------------------------------------------------------------------
                                                             298,587
--------------------------------------------------------------------

CONSUMER FINANCE - 0.96%

American Capital Strategies, Ltd.                     200      3,650
--------------------------------------------------------------------
AmeriCredit Corp.(a)                                1,500     24,000
--------------------------------------------------------------------
Cash America International, Inc.                    1,500     19,312
--------------------------------------------------------------------
                                                              46,962
--------------------------------------------------------------------

                       AIM V.I. CAPITAL DEVELOPMENT FUND

                                                MARKET
                                       SHARES   VALUE
DISTRIBUTORS (FOOD & HEALTH) - 0.39%

Performance Food Group Co.(a)             700 $   19,031
--------------------------------------------------------

ELECTRIC COMPANIES - 0.50%

Avista Corp.                            1,500     24,375
--------------------------------------------------------

ELECTRICAL EQUIPMENT - 4.17%

Conexant Systems, Inc.(a)                 500     29,031
--------------------------------------------------------
Cree Research, Inc.(a)                    500     38,469
--------------------------------------------------------
DII Group, Inc.(a)                        600     22,387
--------------------------------------------------------
Oak Industries, Inc.(a)                   500     21,844
--------------------------------------------------------
PCD, Inc.(a)                              300      3,300
--------------------------------------------------------
Pinnacle Systems, Inc.(a)                 600     20,175
--------------------------------------------------------
Sawtek, Inc.(a)                           500     22,937
--------------------------------------------------------
SCI Systems, Inc.(a)                      400     19,000
--------------------------------------------------------
SLI, Inc.(a)                            1,000     27,000
--------------------------------------------------------
                                                 204,143
--------------------------------------------------------

ELECTRONICS (DEFENSE) - 0.61%

Aeroflex, Inc.(a)                       1,500     29,625
--------------------------------------------------------

ELECTRONICS (INSTRUMENTATION) - 2.14%

Alpha Industries, Inc.(a)                 700     33,337
--------------------------------------------------------
Methode Electronics, Inc. - Class A       500     11,437
--------------------------------------------------------
Quanta Services, Inc.(a)                1,100     48,400
--------------------------------------------------------
Varian, Inc.(a)                           300      4,050
--------------------------------------------------------
Varian Medical Systems, Inc.              300      7,575
--------------------------------------------------------
                                                 104,799
--------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 1.76%

Micrel, Inc.(a)                           300     22,200
--------------------------------------------------------
Microchip Technology, Inc.(a)             800     37,900
--------------------------------------------------------
Unitrode Corp.(a)                         900     25,819
--------------------------------------------------------
                                                  85,919
--------------------------------------------------------

ENTERTAINMENT - 1.28%

LodgeNet Entertainment Corp.(a)           400      5,575
--------------------------------------------------------
Loews Cineplex Entertainment Corp.(a)   1,300     14,137
--------------------------------------------------------
Pixar, Inc.(a)                            400     17,250
--------------------------------------------------------
SFX Entertainment, Inc. - Class A(a)      400     25,600
--------------------------------------------------------
                                                  62,562
--------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR) - 0.39%

DuPont Photomasks, Inc.(a)                100      4,787
--------------------------------------------------------
Teradyne, Inc.(a)                         200     14,350
--------------------------------------------------------
                                                  19,137
--------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 1.00%

FINOVA Group, Inc.                        400     21,050
--------------------------------------------------------
MicroFinancial, Inc.                      700     10,019
--------------------------------------------------------
SEI Investments Co.                       200     17,650
--------------------------------------------------------
                                                  48,719
--------------------------------------------------------

                                                            MARKET
                                                   SHARES   VALUE
FOODS - 1.14%

American Italian Pasta Co. - Class A(a)               850 $   25,819
--------------------------------------------------------------------
Keebler Foods Co.(a)                                  500     15,187
--------------------------------------------------------------------
United Natural Foods, Inc.(a)                         600     14,850
--------------------------------------------------------------------
                                                              55,856
--------------------------------------------------------------------

HEALTH CARE (DRUGS - GENERIC & OTHER) - 2.13%

Alpharma, Inc. - Class A                              700     24,894
--------------------------------------------------------------------
Barr Laboratories, Inc.(a)                            600     23,925
--------------------------------------------------------------------
Jones Pharma, Inc.                                    400     15,750
--------------------------------------------------------------------
Mylan Laboratories, Inc.                            1,500     39,750
--------------------------------------------------------------------
                                                             104,319
--------------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT) - 0.62%

Health Management Associates, Inc. - Class A(a)       900     10,125
--------------------------------------------------------------------
LifePoint Hospitals, Inc.(a)                        1,500     20,156
--------------------------------------------------------------------
                                                              30,281
--------------------------------------------------------------------

HEALTH CARE (MANAGED CARE) - 0.25%

Express Scripts, Inc.-Class A(a)                      200     12,037
--------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 1.39%

Cyberonics, Inc.(a)                                   600      7,500
--------------------------------------------------------------------
Henry Schein, Inc.(a)                               1,000     31,687
--------------------------------------------------------------------
Lifecore Biomedical, Inc.(a)                          600      6,900
--------------------------------------------------------------------
Sybron International Corp.(a)                         800     22,050
--------------------------------------------------------------------
                                                              68,137
--------------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES) - 3.10%

Advance Paradigm, Inc.(a)                             400     24,400
--------------------------------------------------------------------
Cairage Services, Inc., Gtd. Conv. Pfd.,
 7.00%(a) (Acquired 05/27/99; Cost $20,000)(b)        400     22,150
--------------------------------------------------------------------
Capital Senior Living Corp.(a)                        800      8,000
--------------------------------------------------------------------
CareInsite, Inc.(a)                                   100      4,725
--------------------------------------------------------------------
Omnicare, Inc.                                        800     10,100
--------------------------------------------------------------------
Orthodontic Centers of America, Inc.(a)             1,600     22,600
--------------------------------------------------------------------
Renal Care Group, Inc.(a)                             600     15,525
--------------------------------------------------------------------
Renex Corp.(a)                                        300      1,631
--------------------------------------------------------------------
United Payors & United Providers, Inc.(a)           1,100     25,506
--------------------------------------------------------------------
Ventana Medical Systems, Inc.(a)                      900     17,213
--------------------------------------------------------------------
                                                             151,850
--------------------------------------------------------------------

HOUSEHOLD FURNISHING & APPLIANCES - 0.49%

Service Experts, Inc.(a)                            1,100     24,131
--------------------------------------------------------------------

HOUSEWARES - 0.34%

Windmere-Durable Holdings, Inc.(a)                  1,000     16,875
--------------------------------------------------------------------

INSURANCE (LIFE/HEALTH) - 1.20%

Nationwide Financial Services, Inc. -Class A          400     18,100
--------------------------------------------------------------------
Scottish Annuity & Life Holdings, Ltd.              1,200     12,900
--------------------------------------------------------------------
UICI(a)                                             1,000     27,625
--------------------------------------------------------------------
                                                              58,625
--------------------------------------------------------------------

                       AIM V.I. CAPITAL DEVELOPMENT FUND

                                                       MARKET
                                              SHARES   VALUE
INSURANCE (MULTI-LINE) - 0.30%

Century Business Services, Inc.(a)             1,000 $   14,500
---------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY) - 1.06%

CNA Surety Corp.                                 800     12,250
---------------------------------------------------------------
HCC Insurance Holdings, Inc.                     900     20,419
---------------------------------------------------------------
Radian Group, Inc.                               393     19,183
---------------------------------------------------------------
                                                         51,852
---------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE - 0.38%

Hambrecht & Quist Group(a)                       500     18,563
---------------------------------------------------------------

INVESTMENT MANAGEMENT - 0.86%

Affiliated Managers Group, Inc.(a)               800     24,150
---------------------------------------------------------------
Knight/Trimark Group, Inc. - Class A(a)          300     18,094
---------------------------------------------------------------
                                                         42,244
---------------------------------------------------------------

LODGING-HOTELS - 0.32%

Prime Hospitality Corp.(a)                     1,300     15,600
---------------------------------------------------------------

MACHINERY (DIVERSIFIED) - 0.45%

Applied Power, Inc. - Class A                    800     21,850
---------------------------------------------------------------

MANUFACTURING (DIVERSIFIED) - 0.32%

Spartech Corp.                                   500     15,813
---------------------------------------------------------------

MANUFACTURING (SPECIALIZED) - 1.58%

Alpine Group, Inc. (The)(a)                    1,000     16,063
---------------------------------------------------------------
American Bank Note Holographics, Inc.(a)       1,000      2,750
---------------------------------------------------------------
Armor Holdings, Inc.(a)                        1,500     15,656
---------------------------------------------------------------
Howmet International, Inc.(a)                    100      1,719
---------------------------------------------------------------
Mettler-Toledo International, Inc.(a)          1,100     27,294
---------------------------------------------------------------
Superior TeleCom, Inc.                           550     13,750
---------------------------------------------------------------
                                                         77,232
---------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES - 0.33%

School Specialty, Inc.(a)                      1,000     16,063
---------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT) - 2.18%

BJ Services Co.(a)                               800     23,550
---------------------------------------------------------------
Cooper Cameron Corp.(a)                          400     14,825
---------------------------------------------------------------
Key Energy Group, Inc.(a)                      8,000     28,500
---------------------------------------------------------------
Newpark Resources, Inc.(a)                     1,500     13,313
---------------------------------------------------------------
Transocean Offshore, Inc.                      1,000     26,250
---------------------------------------------------------------
                                                        106,438
---------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION) - 2.16%

Anadarko Petroleum Corp.                         400     14,725
---------------------------------------------------------------
Apache Corp.                                     600     23,400
---------------------------------------------------------------
Basin Exploration, Inc.(a)                     1,100     22,069
---------------------------------------------------------------
Devon Energy Corp.                               800     28,600
---------------------------------------------------------------
Newfield Exploration Co.(a)                      600     17,063
---------------------------------------------------------------
                                                        105,857
---------------------------------------------------------------

                                                          MARKET
                                                 SHARES   VALUE
PAPER & FOREST PRODUCTS - 0.68%

Potlatch Corp.                                      300 $   13,181
------------------------------------------------------------------
Rayonier, Inc.                                      400     19,925
------------------------------------------------------------------
                                                            33,106
------------------------------------------------------------------

PERSONAL CARE - 1.18%

Chattem, Inc.(a)                                    900     28,631
------------------------------------------------------------------
Playtex Products, Inc.(a)                           500      7,781
------------------------------------------------------------------
Steiner Leisure Ltd.(a)                             700     21,219
------------------------------------------------------------------
                                                            57,631
------------------------------------------------------------------

PUBLISHING - 0.37%

IDG Books Worldwide, Inc. - Class A(a)            1,000     18,250
------------------------------------------------------------------

RAILROADS - 0.54%

MotivePower Industries, Inc.(a)                   1,000     18,500
------------------------------------------------------------------
Westinghouse Air Brake Co.                          300      7,781
------------------------------------------------------------------
                                                            26,281
------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 1.51%

AMRESCO Capital Trust, Inc.                         550      5,225
------------------------------------------------------------------
Apartment Investment & Management Co. - Class A     600     25,650
------------------------------------------------------------------
Colonial Properties Trust                           600     16,950
------------------------------------------------------------------
Correctional Properties Trust                     1,000     15,750
------------------------------------------------------------------
Manufactured Home Communities, Inc.                 400     10,400
------------------------------------------------------------------
                                                            73,975
------------------------------------------------------------------

RESTAURANTS - 1.33%

CEC Entertainment, Inc.(a)                          750     31,688
------------------------------------------------------------------
Dave & Buster's, Inc.(a)                          1,000     29,000
------------------------------------------------------------------
Luby's, Inc.                                        300      4,500
------------------------------------------------------------------
                                                            65,188
------------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS) - 0.45%

CDW Computer Centers, Inc.(a)                       500     22,000
------------------------------------------------------------------

RETAIL (DISCOUNTERS) - 0.29%

Family Dollar Stores, Inc.                          600     14,400
------------------------------------------------------------------
RETAIL (FOOD CHAINS) - 1.02%
BJ's Wholesale Club, Inc.(a)                        800     24,050
------------------------------------------------------------------
Wild Oats Markets, Inc.(a)                          850     25,792
------------------------------------------------------------------
                                                            49,842
------------------------------------------------------------------

RETAIL (SPECIALTY) - 4.98%

Claire's Stores, Inc.                               300      7,688
------------------------------------------------------------------
CSK Auto Corp.(a)                                 1,000     27,000
------------------------------------------------------------------
Electronics Boutique Holdings Corp.(a)              300      4,275
------------------------------------------------------------------
Footstar, Inc.(a)                                   400     14,875
------------------------------------------------------------------
General Nutrition Companies, Inc.(a)              1,200     27,975
------------------------------------------------------------------
Hibbett Sporting Goods, Inc.(a)                     800     17,600
------------------------------------------------------------------
Linens 'N Things, Inc.(a)                           700     30,625
------------------------------------------------------------------

                       AIM V.I. CAPITAL DEVELOPMENT FUND

                                                   MARKET
                                          SHARES   VALUE
RETAIL (SPECIALTY) - (CONTINUED)

Lithia Motors, Inc. - Class A(a)             600 $   12,300
-----------------------------------------------------------
Michaels Stores, Inc.(a)                     900     27,563
-----------------------------------------------------------
Rainbow Rentals, Inc.(a)                     600      6,900
-----------------------------------------------------------
Rent-A-Center, Inc.(a)                       800     19,200
-----------------------------------------------------------
Rent-Way, Inc.(a)                            876     21,572
-----------------------------------------------------------
Zale Corp.(a)                                650     26,000
-----------------------------------------------------------
                                                    243,573
-----------------------------------------------------------

RETAIL (SPECIALTY-APPAREL) - 1.18%

AnnTaylor Stores Corp.(a)                    400     18,000
-----------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)             1,100     28,050
-----------------------------------------------------------
Wet Seal, Inc. - Class A(a)                  400     11,450
-----------------------------------------------------------
                                                     57,500
-----------------------------------------------------------

SAVINGS & LOAN COMPANIES - 0.59%

Allied Capital Corp.                       1,200     28,800
-----------------------------------------------------------

SERVICES (ADVERTISING/MARKETING) - 3.83%

ACNielsen Corp.(a)                           800     24,200
-----------------------------------------------------------
Acxiom Corp.(a)                              920     22,943
-----------------------------------------------------------
Forrester Research, Inc.(a)                  200      5,000
-----------------------------------------------------------
HA-LO Industries, Inc.(a)                  1,650     16,294
-----------------------------------------------------------
Lamar Advertising Co.(a)                     550     22,516
-----------------------------------------------------------
Nielsen Media Research(a)                    933     27,290
-----------------------------------------------------------
Penton Media, Inc.                           600     14,550
-----------------------------------------------------------
Snyder Communications, Inc.(a)               700     22,925
-----------------------------------------------------------
TeleTech Holdings, Inc.(a)                   900      9,113
-----------------------------------------------------------
Young & Rubicam, Inc.                        500     22,719
-----------------------------------------------------------
                                                    187,550
-----------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 5.64%

Central Parking Corp.                        700     23,975
-----------------------------------------------------------
Copart, Inc.(a)                              800     17,000
-----------------------------------------------------------
F.Y.I., Inc.(a)                              600     18,825
-----------------------------------------------------------
INSpire Insurance Solutions, Inc.(a)       1,000     14,500
-----------------------------------------------------------
Iron Mountain, Inc.(a)                     1,050     30,056
-----------------------------------------------------------
Jones Lang LaSalle Inc.(a)                   300      8,944
-----------------------------------------------------------
MAXIMUS, Inc.(a)                             700     20,125
-----------------------------------------------------------
Pegasus Systems, Inc.(a)                     500     18,719
-----------------------------------------------------------
Pre-Paid Legal Services, Inc.(a)             900     24,469
-----------------------------------------------------------
Primark Corp.(a)                             700     19,644
-----------------------------------------------------------
Regis Corp.                                1,250     23,984
-----------------------------------------------------------
Stamps.com(a)                                300      5,250
-----------------------------------------------------------
Stewart Enterprises, Inc. - Class A        1,100     16,019
-----------------------------------------------------------
Sylvan Learning Systems, Inc.(a)             900     24,469
-----------------------------------------------------------
Trammell Crow Co.(a)                         600      9,863
-----------------------------------------------------------
                                                    275,842
-----------------------------------------------------------

                                                         MARKET
                                                SHARES   VALUE
SERVICES (COMPUTER SYSTEMS) - 2.01%

Insight Enterprises, Inc.(a)                       675 $   16,706
-----------------------------------------------------------------
Policy Management Systems Corp.(a)                 500     15,000
-----------------------------------------------------------------
Safeguard Scientifics, Inc.(a)                     200     12,400
-----------------------------------------------------------------
SunGard Data Systems, Inc.(a)                      800     27,600
-----------------------------------------------------------------
Sykes Enterprises, Inc.(a)                         800     26,700
-----------------------------------------------------------------
                                                           98,406
-----------------------------------------------------------------

SERVICES (DATA PROCESSING) - 2.79%

BISYS Group, Inc.(a)                               650     38,025
-----------------------------------------------------------------
CSG Systems International, Inc.(a)                 700     18,331
-----------------------------------------------------------------
Lason Holdings, Inc.(a)                            500     24,813
-----------------------------------------------------------------
MedQuist, Inc.(a)                                  600     26,250
-----------------------------------------------------------------
National Data Corp.                                400     17,100
-----------------------------------------------------------------
4Front Technologies, Inc.(a)                     1,200     11,850
-----------------------------------------------------------------
                                                          136,369
-----------------------------------------------------------------

SERVICES (EMPLOYMENT) - 1.30%

Heidrick & Sttuggles International, Inc.(a)      1,600     30,400
-----------------------------------------------------------------
Korn/Ferry International(a)                      1,000     17,000
-----------------------------------------------------------------
Labor Ready, Inc.(a)                               500     16,250
-----------------------------------------------------------------
                                                           63,650
-----------------------------------------------------------------

SERVICES (FACILITIES & ENVIRONMENTAL) - 2.20%

Casella Waste Systems, Inc.(a)                   1,100     28,600
-----------------------------------------------------------------
Cornell Corrections, Inc.(a)                     1,100     18,081
-----------------------------------------------------------------
Tetra Tech, Inc.(a)                                900     14,850
-----------------------------------------------------------------
Wackenhut Corrections Corp.(a)                   1,100     21,794
-----------------------------------------------------------------
Waste Connections, Inc.(a)                         800     24,400
-----------------------------------------------------------------
                                                          107,725
-----------------------------------------------------------------

SPECIALTY PRINTING - 0.56%

World Color Press, Inc.(a)                       1,000     27,500
-----------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 0.80%

Powerwave Technologies, Inc.(a)                    800     25,800
-----------------------------------------------------------------
Western Wireless Corp. - Class A(a)                500     13,500
-----------------------------------------------------------------
                                                           39,300
-----------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 2.60%

CapRock Communications Corp.(a)                    400     16,200
-----------------------------------------------------------------
ITC DeltaCom, Inc.(a)                              900     25,200
-----------------------------------------------------------------
IXC Communications, Inc.(a)                        900     35,381
-----------------------------------------------------------------
Network Plus Corp.(a)                            1,600     33,400
-----------------------------------------------------------------
Viatel, Inc.(a)                                    300     16,838
-----------------------------------------------------------------
                                                          127,019
-----------------------------------------------------------------

                       AIM V.I. CAPITAL DEVELOPMENT FUND

                                                                        MARKET
                                                             SHARES     VALUE
WASTE MANAGEMENT - 1.51%

Catalytica, Inc.(a)                                             1,700 $   23,800
---------------------------------------------------------------------------------
Safety-Kleen Corp.(a)                                           1,400     25,375
---------------------------------------------------------------------------------
U.S. Liquids, Inc.(a)                                           1,000     20,875
---------------------------------------------------------------------------------
Waste Industries, Inc.(a)                                         200      3,575
---------------------------------------------------------------------------------
                                                                          73,625
---------------------------------------------------------------------------------
  Total Common Stocks & Other Equity Interests (Cost
   $3,948,620)                                                         4,469,855
---------------------------------------------------------------------------------

FOREIGN STOCKS - 1.81%

BERMUDA - 0.32%

Annuity and Life Reassurance (Holdings), Ltd. (Insurance -
  Life/Health)                                                    700     15,706
---------------------------------------------------------------------------------
CANADA - 0.67%

Biovail Corp. International (Health Care - Drugs - Generic
 & Other)(a)                                                      300     15,319
---------------------------------------------------------------------------------
Celestica Inc. (Electronics-Semiconductors)(a)                    400     17,325
---------------------------------------------------------------------------------
                                                                          32,644
---------------------------------------------------------------------------------

IRELAND - 0.54%

Ryanair Holdings PLC-ADR (Airlines)(a)                            500     26,500
---------------------------------------------------------------------------------

ISRAEL - 0.22%

Check Point Software Technologies Ltd. (Computers -
  Software & Services)(a)                                         200     10,725
---------------------------------------------------------------------------------

UNITED KINGDOM - 0.06%

Stolt Comex Seaway, S.A. (Oil & Gas - Exploration &
 Production)(a)                                                   250      2,719
---------------------------------------------------------------------------------
  Total Foreign Stocks (Cost $69,988)                                     88,294
---------------------------------------------------------------------------------
  Total Investments, Excluding Repurchase Agreements (Cost
   $4,018,608)                                                         4,558,149
---------------------------------------------------------------------------------
                                                            PRINCIPAL
                                                             AMOUNT
REPURCHASE AGREEMENT - 15.01%(c)

Dean Witter Reynolds, Inc., 4.85%, 07/01/99(d)
 (Cost $734,156)                                            $ 734,156    734,156
---------------------------------------------------------------------------------
TOTAL INVESTMENTS - 108.20%                                            5,292,305
=================================================================================
LIABILITIES LESS OTHER ASSETS - (8.20%)                                 (400,974)
=================================================================================
NET ASSETS - 100.00%                                                  $4,891,331
=================================================================================

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of this security has been determined in accordance with procedures established by the board of Directors. The market value at 06/30/99 represents 0.45% of the Fund's net assets.
(c) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) Joint repurchase agreement entered into 6/30/99 with a maturing value of $100,013,472. Collateralized by U.S. Government obligations.

Investment Abbreviations:

ADR   - American Depositary Receipt
Conv. - Convertible
Gtd   - Guaranteed
Pfd   - Preferred

See Notes to Financial Statements.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1999
(Unaudited)

ASSETS:

Investments, excluding Repurchase Agreement, at market
 value (cost $4,018,608)                                  $  4,558,149
----------------------------------------------------------------------
Repurchase Agreement (cost $734,156)                           734,156
----------------------------------------------------------------------
Receivables for:
 Capital stock sold                                             14,995
----------------------------------------------------------------------
 Dividends and interest                                          1,072
----------------------------------------------------------------------
 Investments sold                                               68,687
----------------------------------------------------------------------
 Reimbursement from advisor                                      4,967
----------------------------------------------------------------------
Investment for deferred compensation plan                        4,108
----------------------------------------------------------------------
  Total assets                                               5,386,134
----------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                         479,625
----------------------------------------------------------------------
 Deferred compensation plan                                      4,108
----------------------------------------------------------------------
Accrued directors' fees                                          1,844
----------------------------------------------------------------------
Accrued operating expenses                                       9,226
----------------------------------------------------------------------
  Total liabilities                                            494,803
----------------------------------------------------------------------
Net assets applicable to shares outstanding               $  4,891,331
======================================================================

CAPITAL SHARES, $0.001 PAR VALUE PER SHARE:

 Authorized                                                250,000,000
----------------------------------------------------------------------
 Outstanding                                                   521,151
======================================================================
Net asset value, offering and redemption price per share  $       9.39
======================================================================


STATEMENT OF OPERATIONS

For the six months ended June 30, 1999
(Unaudited)

INVESTMENT INCOME:

Interest                                                   $ 10,230
--------------------------------------------------------------------
Dividends (net of $26 foreign withholding tax)                5,882
--------------------------------------------------------------------
   Total investment income                                   16,112
--------------------------------------------------------------------

EXPENSES:

Advisory fees                                                13,222
--------------------------------------------------------------------
Administrative services fees                                 18,686
--------------------------------------------------------------------
Custodian fees                                               19,706
--------------------------------------------------------------------
Directors' fees and expenses                                  3,648
--------------------------------------------------------------------
Professional fees                                            11,251
--------------------------------------------------------------------
Other                                                         2,666
--------------------------------------------------------------------
   Total expenses                                            69,179
--------------------------------------------------------------------
Less: Fees waived and reimbursed by advisor                 (48,201)
--------------------------------------------------------------------
Expenses paid indirectly                                        (59)
--------------------------------------------------------------------
   Net expenses                                              20,919
--------------------------------------------------------------------
Net investment income (loss)                                 (4,807)
--------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
 SECURITIES, FOREIGN CURRENCIES AND OPTION CONTRACTS:

Net realized gain (loss) from:
   Investment securities                                    (77,077)
--------------------------------------------------------------------
   Option contracts                                          (1,254)
--------------------------------------------------------------------
   Foreign currencies                                           (30)
--------------------------------------------------------------------
                                                            (78,361)
--------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of:
   Investment securities                                    244,592
--------------------------------------------------------------------
   Foreign currencies                                            (4)
--------------------------------------------------------------------
                                                            244,588
--------------------------------------------------------------------
 Net gain from investment securities and futures contracts  166,227
--------------------------------------------------------------------
Net increase in net assets resulting from operations       $161,420
====================================================================

See Notes to Financial Statements.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 1999 and the period May 1, 1998 (date operations commenced) through December 31, 1998
(Unaudited)

                                                         JUNE 30,   DECEMBER 31,
OPERATIONS:                                                1999         1998
                                                        ----------  ------------
 Net investment income (loss)                           $   (4,807)   $    8,126
---------------------------------------------------------------------------------
 Net realized gain (loss) from investment securities,
  foreign currencies and futures contracts                 (78,361)     (254,021)
---------------------------------------------------------------------------------
 Change in net unrealized appreciation of investment
  securities and foreign currencies                        244,588       294,948
---------------------------------------------------------------------------------
   Net increase in net assets resulting from operations    161,420        49,053
---------------------------------------------------------------------------------
 Dividends to shareholders from net investment income           --       (12,074)
---------------------------------------------------------------------------------
 Net increase from capital stock transactions            1,557,443     3,135,489
---------------------------------------------------------------------------------
   Net increase in net assets                            1,718,863     3,172,468
---------------------------------------------------------------------------------

NET ASSETS:

 Beginning of period                                     3,172,468            --
---------------------------------------------------------------------------------
 End of period                                          $4,891,331    $3,172,468
=================================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)             $4,692,073    $3,134,630
---------------------------------------------------------------------------------
 Undistributed net investment income (loss)                 (7,868)       (3,061)
---------------------------------------------------------------------------------
 Undistributed net realized gain (loss) from investment
  securities and futures contracts                        (332,410)     (254,049)
---------------------------------------------------------------------------------
 Unrealized appreciation of investment securities          539,536       294,948
---------------------------------------------------------------------------------
                                                        $4,891,331    $3,172,468
=================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 1999
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of sixteen portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Capital Development Fund (the "Fund"). The Fund's investment objective is long-term capital appreciation. The Fund commenced operations on May 1, 1998. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
a. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or, absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities

                       AIM V.I. CAPITAL DEVELOPMENT FUND
   occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Such distributions are declared and paid annually.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund had capital loss carryforwards (which may be carried forward to offset future taxable capital gains, if any) of $204,323 as of December 31, 1998, which expires, if not previously utilized, through the year 2006. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.
D. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
   dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
E. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock-in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
F. Covered Call Options - The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
    A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I
M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.75% of the first $350 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $350 million. During the six months ended June 30, 1999, AIM waived advisory fees and reimbursed expenses of $48,201.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to pay certain administrative costs incurred in providing accounting services and other administrative services to the Fund. During the six months ended June 30, 1999, AIM was paid $18,686 for accounting and administrative services rendered by AIM.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.

NOTE 3 - INDIRECT EXPENSES
The Fund received reductions in custodian fees of $59 under an expense offset arrangement. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $59 during the six months ended June 30, 1999.

NOTE 4 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest a director's fees, if so elected by such director, in mutual fund shares in accordance with a deferred compensation plan.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

NOTE 5 - BANK BORROWINGS
The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $975,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 1999, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold during the six months ended June 30, 1999 was $3,786,427 and $2,277,019, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of June 30, 1999 is as follows:

Aggregate unrealized appreciation of investment securities    $ 641,969
-----------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities  (107,928)
-----------------------------------------------------------------------
Net unrealized appreciation of investment securities          $ 534,041
=======================================================================

 Cost of investments for tax purposes is $4,024,108.

NOTE 7 - CALL OPTION CONTRACTS
Transactions in call options written during the period ended June 30, 1999 are summarized as follows:

                        CALL OPTION
                         CONTRACTS
                     ------------------
                     NUMBER OF PREMIUMS
                     CONTRACTS RECEIVED
                     ----------------
Beginning of Period       -     $   -
---------------------------------------
Written                   9       912
---------------------------------------
Closed                   (7)     (756)
---------------------------------------
Expired                  (2)     (156)
---------------------------------------
End of Period             -     $   -
=======================================

NOTE 8 - CAPITAL STOCK
Changes in capital stock outstanding during the six months ended June 30, 1999 and the period May 1, 1998 (date operations commenced) through December 31, 1998 as follows:

                                JUNE 30,           DECEMBER 31,
                                  1999                 1998
                           -------------------  -------------------
                           SHARES     AMOUNT    SHARES     AMOUNT
                           -------  ----------  -------  ----------
Sold                       197,937  $1,740,318  403,978  $3,617,838
--------------------------------------------------------------------
Issued as reinvestment of
 distributions                   -           -    1,426      12,074
--------------------------------------------------------------------
Reacquired                 (21,236)   (182,875) (60,954)   (494,423)
--------------------------------------------------------------------
                           176,701  $1,557,443  344,450  $3,135,489
====================================================================

NOTE 9 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during the six months ended June 30, 1999, and the period May 1, 1998 (date operations commenced) through December 31, 1998.

                                                      JUNE 30,     DECEMBER 31,
                                                      1999(a)          1998
                                                      --------     ------------
Net asset value, beginning of period                   $ 9.21         $10.00
-----------------------------------------------------  ------         ------
Income from investment operations:
  Net investment income                                 (0.01)          0.03 (a)
-----------------------------------------------------  ------         ------
  Net gains (losses) on securities (both realized and
   unrealized)                                           0.19          (0.78)
-----------------------------------------------------  ------         ------
   Total from investment operations                      0.18          (0.75)
-----------------------------------------------------  ------         ------
Less distributions:
  Dividends from net investment income                      -          (0.04)
-----------------------------------------------------  ------         ------
Net asset value, end of period                         $ 9.39         $ 9.21
=====================================================  ======         ======
Total return(b)                                          1.95%         (7.51)%
=====================================================  ======         ======


RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000s omitted)               $4,891         $3,172
=====================================================  ======         ======
Ratio of expenses to average net assets(c)               1.19%(d)       1.21%
=====================================================  ======         ======
Ratio of net investment income (loss) to average net
 assets(e)                                              (0.27)%(d)      0.62%
=====================================================  ======         ======
Portfolio turnover rate                                    49%            45%
=====================================================  ======         ======

(a) Calculated using average shares outstanding.
(b) Total returns is not annualized for periods less than one year.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements were 3.92% (annualized) and 5.80% (annualized) for 1999-1998 respectively.
(d) Ratios are annualized and based on average net assets of $3,555,211.
(e) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were (3.01)% (annualized) and (3.97)% (annualized) for 1999-1998 respectively.

                       AIM V.I. CAPITAL DEVELOPMENT FUND
                                     FS-40

SCHEDULE OF INVESTMENTS

June 30, 1999
(Unaudited)

                                                         PRINCIPAL    MARKET
                                                         AMOUNT(a)     VALUE
U.S. DOLLAR DENOMINATED NON-CONVERTIBLE BONDS & NOTES -
  65.23%

AGRICULTURAL PRODUCTS - 0.52%

Cargill, Inc., Notes, 6.875%,
 05/01/28 (Acquired 03/12/99; Cost $499,010)(b)          $  500,000 $   465,170
-------------------------------------------------------------------------------

AIR FREIGHT - 0.46%

Atlas Air, Inc., Sr. Unsec. Notes, 10.75%, 08/01/05         400,000     411,000
-------------------------------------------------------------------------------

AIRLINES - 3.22%

Airplanes Pass Through Trust, Series D Gtd. Sub. Bonds,
 10.875%, 03/15/19                                          300,000     289,093
-------------------------------------------------------------------------------
Delta Air Lines, Inc., Deb.,
 9.00%, 05/15/16                                            825,000     900,537
-------------------------------------------------------------------------------
 10.375%, 12/15/22                                          600,000     745,404
-------------------------------------------------------------------------------
Dunlop Stand Aero Holdings, Sr. Notes, 11.875%,
 05/15/09 (Acquired 05/07/99; Cost $458,008)(b)             460,000     469,200
-------------------------------------------------------------------------------
United Air Lines, Inc., Pass Through Ctfs., 9.56%,
 10/19/18                                                   425,000     476,467
-------------------------------------------------------------------------------
                                                                      2,880,701
-------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.85%

Advance Stores Co., Inc., Series B Sr. Unsec. Gtd. Sub.
 Notes, 10.25%, 04/15/08                                    390,000     374,400
-------------------------------------------------------------------------------
Exide Corp., Sr. Notes, 10.00%,
 04/15/05                                                   380,000     383,800
-------------------------------------------------------------------------------
                                                                        758,200
-------------------------------------------------------------------------------

AUTOMOBILES - 0.51%

General Motors Corp., Deb., 8.80%,
 03/01/21                                                   400,000     455,816
-------------------------------------------------------------------------------

BANKS (MAJOR REGIONAL) - 0.58%

Regions Financial Corp., Sub. Notes, 7.75%, 09/15/24        500,000     518,815
-------------------------------------------------------------------------------

BANKS (MONEY CENTER) - 2.54%

Deutsche Bank Financial, Unsec. Gtd. Sub. Deb., 6.70%,
 12/13/06                                                   750,000     735,382
-------------------------------------------------------------------------------
First Union Bancorp, Sub. Deb., 7.50%,
 04/15/35                                                   800,000     823,128
-------------------------------------------------------------------------------
HSBC Holdings PLC (United Kingdom), Sub. Notes, 7.50%,
 07/15/09                                                   700,000     707,826
-------------------------------------------------------------------------------
                                                                      2,266,336
-------------------------------------------------------------------------------

BANKS (REGIONAL) - 0.33%

Mercantile Bancorp, Inc., Sub. Notes, 6.375%,
 01/15/04                                                   300,000     295,059
-------------------------------------------------------------------------------

BEVERAGES (NON-ALCOHOLIC) - 0.49%

Coca-Cola Enterprises, Inc., Putable Notes, 8.35%,
 06/20/20(c)                                              2,000,000     442,300
-------------------------------------------------------------------------------


                                                      PRINCIPAL    MARKET
                                                        AMOUNT      VALUE
BROADCASTING (TELEVISION, RADIO & CABLE) - 4.91%

Comcast Cable Communications, Notes, 8.50%, 05/01/27  $  500,000 $   557,455
--------------------------------------------------------------------------------
CSC Holdings, Inc.,
 Sr. Unsec. Notes, 7.875%, 12/15/07                      500,000     503,760
--------------------------------------------------------------------------------
 Deb., 7.875%, 02/15/18                                  400,000     388,248
--------------------------------------------------------------------------------
 Deb., 7.625%, 07/15/18                                1,000,000     946,580
--------------------------------------------------------------------------------
Fox Family Worldwide, Inc., Sr. Unsec. Disc. Notes
 10.25%, 11/01/07(d)                                     840,000     529,200
--------------------------------------------------------------------------------
Knology Holdings, Inc., Sr. Disc. Notes, 11.875%,
 10/15/07(d)                                           1,000,000     582,500
--------------------------------------------------------------------------------
Liberty Media Group, Deb., 7.875%, 07/15/09(b)           400,000     397,616
--------------------------------------------------------------------------------
USA Networks, Inc., Sr. Unsec. Gtd. Notes, 6.75%,
 11/15/05                                                500,000     480,421
--------------------------------------------------------------------------------
                                                                   4,385,780
--------------------------------------------------------------------------------

CHEMICALS - 1.59%

Airgas, Inc., Medium Term Notes, 7.14%, 03/08/04         750,000     720,840
--------------------------------------------------------------------------------
Nova Gas Transmission Ltd. (Canada), Yankee Deb.,
 8.50%, 12/15/12                                         500,000     556,040
--------------------------------------------------------------------------------
Sterling Chemicals, Inc., Sr. Unsec. Sub. Notes,
 11.75%, 08/15/06                                        185,000     143,375
--------------------------------------------------------------------------------
                                                                   1,420,255
--------------------------------------------------------------------------------

CHEMICALS (SPECIALTY) - 0.45%

Rohm and Hass Co., Deb., 7.85%, 07/15/29(b)              400,000     399,708
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 0.47%

Dialog Corp. PLC (United Kingdom), Series A Sr. Sub.
 Yankee Notes, 11.00%, 11/15/07                          350,000     318,500
--------------------------------------------------------------------------------
Northern Telecom (Canada), Yankee Notes, 6.00%,
 09/01/03                                                100,000      98,701
--------------------------------------------------------------------------------
                                                                     417,201
--------------------------------------------------------------------------------

COMPUTERS (NETWORKING) - 0.57%

Exodus Communications, Sr. Unsec. Notes, 11.25%,
 07/01/08                                                480,000     507,600
--------------------------------------------------------------------------------

CONSUMER FINANCE - 0.90%

GMAC, Notes, 9.00%, 10/15/02                             750,000     806,775
--------------------------------------------------------------------------------

ELECTRIC COMPANIES - 2.52%

Cleveland Electric Illumination, Series D Sr. Sec.
 Notes, 7.88%, 11/01/17                                  500,000     512,468
--------------------------------------------------------------------------------
El Paso Electric Co.,
 Series D Sec. First Mortgage Bonds, 8.90%, 02/01/06     500,000     539,250
--------------------------------------------------------------------------------
 Series E Sec. First Mortgage Bonds, 9.40%,
  05/01/11                                               150,000     168,647
--------------------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND

                                                         PRINCIPAL    MARKET
                                                           AMOUNT      VALUE
ELECTRIC COMPANIES - (CONTINUED)

Niagara Mohawk Power Corp., Series G Sr. Unsec. Notes,
 7.75%, 10/01/08                                         $1,000,000 $ 1,030,000
-------------------------------------------------------------------------------
                                                                      2,250,365
-------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 0.19%

Electronic Retailing Systems International, Inc., Sr.
 Disc. Notes, 13.25%, 02/01/04(d)                           590,000     168,150
-------------------------------------------------------------------------------

ENTERTAINMENT - 1.44%

Ascent Entertainment Group, Sr. Sec. Disc. Notes,
 11.875%, 12/15/04(d)                                       350,000     253,750
-------------------------------------------------------------------------------
Time Warner, Inc., Deb., 9.125%, 01/15/13                   900,000   1,029,429
-------------------------------------------------------------------------------
                                                                      1,283,179
-------------------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 2.41%

Associates Corp. of North America, Series B Sr. Deb.,
 7.95%, 02/15/10                                            750,000     794,235
-------------------------------------------------------------------------------
Finova Capital Corp., Unsec. Notes, 7.40%, 05/06/06         750,000     758,325
-------------------------------------------------------------------------------
Sumitomo Bank International Finance N.V. (Netherlands),
 Gtd. Sub. Notes, 8.50%, 06/15/09                           600,000     604,931
-------------------------------------------------------------------------------
                                                                      2,157,491
-------------------------------------------------------------------------------

FOODS - 1.58%

AmeriServe Food Distributors, Inc., Sr. Unsec. Gtd.
 Notes, 8.875%, 10/15/06                                    115,000     106,375
-------------------------------------------------------------------------------
ConAgra, Inc., Sr. Unsec. Notes, 7.125%, 10/01/26         1,300,000   1,307,774
-------------------------------------------------------------------------------
                                                                      1,414,149
-------------------------------------------------------------------------------

GAMING, LOTTERY & PARIMUTUEL COMPANIES - 0.44%

Venetian Casino Resort LLC, Sec. Gtd. Mortgage Notes,
 12.25%, 11/15/04                                           400,000     394,000
-------------------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 0.33%

ALARIS Medical, Inc., Sr. Unsec. Gtd. Sub. Notes,
 9.75%, 12/01/06                                            300,000     295,500
-------------------------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES) - 0.46%

Team Health, Inc., Sr. Sub. Notes, 12.00%, 03/15/09
 (Acquired 03/05/99; Cost $400,000)(b)                      400,000     408,000
-------------------------------------------------------------------------------

HOMEBUILDING - 0.55%

D.R. Horton, Inc., Sr. Unsec. Gtd. Notes, 8.00%,
 02/01/09                                                   520,000     494,000
-------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES) - 0.44%

Procter & Gamble Co. (The), Putable Deb., 8.00%,
 09/01/24                                                   350,000     390,943
-------------------------------------------------------------------------------

HOUSEWARES - 0.54%

Decora Industries, Inc., Series B Sr. Sec. Gtd. Notes,
 11.00%, 05/01/05                                           500,000     482,500
-------------------------------------------------------------------------------

INSURANCE (LIFE/HEALTH) - 1.15%

Americo Life, Inc., Sr. Sub. Notes, 9.25%, 06/01/05          75,000      76,125
-------------------------------------------------------------------------------
Torchmark Corp., Notes, 7.875%,
 05/15/23                                                   950,000     950,922
-------------------------------------------------------------------------------
                                                                      1,027,047
-------------------------------------------------------------------------------

                                                         PRINCIPAL    MARKET
                                                           AMOUNT      VALUE
IRON & STEEL - 0.40%

Acme Metals, Inc., Sr. Unsec. Gtd. Notes, 10.875%,
 12/15/07(e)                                             $  588,000 $    67,620
-------------------------------------------------------------------------------
GS Industries, Inc., Sr. Gtd. Notes, 12.00%, 09/01/04       350,000     290,500
-------------------------------------------------------------------------------
                                                                        358,120
-------------------------------------------------------------------------------

LODGING-HOTELS - 1.34%

Booth Creek Ski Holdings, Sr. Unsec. Gtd. Notes,
 12.50%, 03/15/07                                           390,000     345,150
-------------------------------------------------------------------------------
John Q. Hammons Hotels, Inc., Sec. First Mortgage
 Notes, 9.75%, 10/01/05                                     550,000     526,625
-------------------------------------------------------------------------------
Stena Line A.B. (Sweden), Sr. Yankee Notes, 10.625%,
 06/01/08                                                   430,000     325,725
-------------------------------------------------------------------------------
                                                                      1,197,500
-------------------------------------------------------------------------------

MANUFACTURING (DIVERSIFIED) - 0.60%

Elgin National Industries, Series B Sr. Unsec. Gtd.
 Notes, 11.00%, 11/01/07                                    240,000     238,800
-------------------------------------------------------------------------------
Glenoit Corp., Sr. Unsec. Gtd. Sub. Notes, 11.00%,
 04/15/07                                                   340,000     300,900
-------------------------------------------------------------------------------
                                                                        539,700
-------------------------------------------------------------------------------

MANUFACTURING (SPECIALIZED) - 0.44%

MMI Products, Inc., Sr. Unsec. Sub. Notes, 11.25%,
 04/15/07                                                   380,000     391,400
-------------------------------------------------------------------------------

METALS MINING - 0.97%

Centaur Mining & Exploration Ltd. (Australia), Sr. Gtd.
 Yankee Notes, 11.00%, 12/01/07                             550,000     507,375
-------------------------------------------------------------------------------
Rio Algom Ltd. (Canada), Yankee Unsec. Deb., 7.05%,
 11/01/05                                                   370,000     356,147
-------------------------------------------------------------------------------
                                                                        863,522
-------------------------------------------------------------------------------

NATURAL GAS - 2.38%

Dynegy, Inc., Sr. Unsec. Deb., 7.125%, 05/15/18             500,000     467,460
-------------------------------------------------------------------------------
Enron Corp.,
 Sr. Sub. Deb., 6.75%, 07/01/05                             450,000     444,578
-------------------------------------------------------------------------------
 Notes, 6.75%, 08/01/09                                     750,000     720,390
-------------------------------------------------------------------------------
K N Energy, Inc., Unsec. Deb., 7.35%, 08/01/26              500,000     493,965
-------------------------------------------------------------------------------
                                                                      2,126,393
-------------------------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT) - 0.55%

NRG Energy, Inc., Sr. Unsec. Notes, 7.50%, 06/01/09         500,000     493,240
-------------------------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION) - 0.90%

Chesapeake Energy Corp., Series B Sr. Unsec. Gtd.
 Notes, 9.625%, 05/01/05                                    175,000     164,500
-------------------------------------------------------------------------------
Queen Sand Resources, Inc., Sr. Unsec. Gtd. Notes,
 12.50%, 07/01/08                                           240,000     152,400
-------------------------------------------------------------------------------
Talisman Energy, Inc. (Canada), Yankee Deb., 7.125%,
 06/01/07                                                   500,000     488,080
-------------------------------------------------------------------------------
                                                                        804,980
-------------------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND

                                                         PRINCIPAL    MARKET
                                                           AMOUNT      VALUE
OIL & GAS (REFINING & MARKETING) - 0.33%

Texas Petrochemical Corp., Sr. Unsec. Sub. Notes,
 11.125%, 07/01/06                                       $  330,000 $   295,350
-------------------------------------------------------------------------------

PERSONAL CARE - 1.08%

Alberto-Culver Corp., Unsec. Deb., 6.375%, 06/15/28       1,000,000     963,800
-------------------------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT) - 1.33%

AES Corp., Sr. Notes, 8.00%, 12/31/08                       750,000     708,750
-------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., Sr. Unsec. Bonds,
 8.48%, 09/15/28                                            450,000     481,847
-------------------------------------------------------------------------------
                                                                      1,190,597
-------------------------------------------------------------------------------

PUBLISHING (NEWSPAPERS) - 1.85%

News America Holdings, Inc.,
 Sr. Gtd. Deb., 9.25%, 02/01/13                             750,000     845,333
-------------------------------------------------------------------------------
 Putable Bonds, 7.43%, 10/01/26                             500,000     506,450
-------------------------------------------------------------------------------
United News & Media PLC (United Kingdom), Yankee Notes,
 7.75%, 07/01/09                                            300,000     299,448
-------------------------------------------------------------------------------
                                                                      1,651,231
-------------------------------------------------------------------------------

RAILROADS - 1.92%

CSX Corp., Sr. Unsec. Putable Deb.,
 6.95%, 05/01/27                                            300,000     301,128
-------------------------------------------------------------------------------
 7.25%, 05/01/27                                            750,000     755,025
-------------------------------------------------------------------------------
Norfolk Southern Corp., Putable Bonds, 7.05%,
 05/01/37                                                   650,000     661,778
-------------------------------------------------------------------------------
                                                                      1,717,931
-------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 1.58%

Glenborough Properties, Series B Sr. Unsec. Notes,
 7.625%, 03/15/05                                           800,000     713,142
-------------------------------------------------------------------------------
Spieker Properties LP, Unsec. Deb., 7.35%, 12/01/17         750,000     696,840
-------------------------------------------------------------------------------
                                                                      1,409,982
-------------------------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE) - 0.30%

Plainwell, Inc., Series B Sr. Unsec. Sub. Notes,
 11.00%, 03/01/08                                           330,000     265,650
-------------------------------------------------------------------------------

RETAIL (SPECIALTY) - 1.64%

CEX Holdings, Inc., Series B Sr. Unsec. Gtd. Sub.
 Notes, 9.625%, 06/01/08                                    370,000     348,725
-------------------------------------------------------------------------------
CSK Auto Inc., Series A Sr. Gtd. Sub. Notes, 11.00%,
 11/01/06                                                   260,000     269,100
-------------------------------------------------------------------------------
Neff Corp., Sr. Unsec. Gtd. Sub. Notes, 10.25%,
 06/01/08                                                   330,000     339,900
-------------------------------------------------------------------------------
Rent-A-Center, Inc., Sr. Unsec. Gtd. Sub. Notes,
 11.00%, 08/15/08                                           500,000     503,750
-------------------------------------------------------------------------------
                                                                      1,461,475
-------------------------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL) - 0.83%

Big 5 Corp., Series B Sr. Unsec. Notes, 10.875%,
 11/15/07                                                   500,000     510,000
-------------------------------------------------------------------------------
J Crew Operating Corp., Sr. Sub. Notes, 10.375%,
 10/15/07                                                   240,000     236,400
-------------------------------------------------------------------------------
                                                                        746,400
-------------------------------------------------------------------------------

                                                        PRINCIPAL    MARKET
                                                          AMOUNT      VALUE
SAVINGS & LOAN COMPANIES - 0.91%

Sovereign Bancorp, Inc., Sub. Notes, 8.00%, 03/15/03    $  800,000 $   809,832
------------------------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING) - 0.35%

MDC Corporation, Inc. (Canada), Sr. Unsec. Sub. Yankee
 Notes, 10.50%, 12/01/06                                   300,000     313,500
------------------------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 0.68%

Hydrochem Industrial Service, Series B Sr. Sec. Gtd.
 Sub. Notes, 10.375%, 08/01/07                             170,000     153,850
------------------------------------------------------------------------------
Laidlaw, Inc. (Canada), Yankee Deb., 6.70%, 05/01/08       500,000     454,085
------------------------------------------------------------------------------
                                                                       607,935
------------------------------------------------------------------------------

SERVICES (EMPLOYMENT) - 0.41%

MSX International, Inc., Sr. Unsec. Gtd. Sub. Notes,
 11.375%, 01/15/08                                         380,000     370,500
------------------------------------------------------------------------------

SHIPPING - 0.31%

Pegasus Shipping Hellas Co. (Bermuda), Series A Sr.
 Sec. Gtd. Mortgage Notes, 11.875%, 11/15/04               500,000     277,500
------------------------------------------------------------------------------

SOVEREIGN DEBT - 2.57%

Province of Manitoba (Canada), Yankee Bonds, 7.75%,
 07/17/16                                                  700,000     755,384
------------------------------------------------------------------------------
Province of Quebec (Canada),
 Series A Putable Yankee Notes, 5.735%, 03/02/26           750,000     747,285
------------------------------------------------------------------------------
 Series A Yankee Notes, 6.29%, 03/06/26                    800,000     798,472
------------------------------------------------------------------------------
                                                                     2,301,141
------------------------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 1.95%

Clearnet Communications Inc. (Canada), Sr. Yankee
 Unsec. Disc. Notes, 14.75%, 12/15/05(d)                   110,000     100,650
------------------------------------------------------------------------------
Nextel Communications, Inc., Sr. Unsec. Notes, 12.00%,
 11/01/08                                                  560,000     638,400
------------------------------------------------------------------------------
PageMart Wireless, Inc., Sr. Sub. Disc. Notes, 11.25%,
 02/01/08(d)                                               750,000     311,250
------------------------------------------------------------------------------
Powertel, Inc., Sr. Unsec. Notes, 11.125%, 06/01/07        670,000     693,450
------------------------------------------------------------------------------
                                                                     1,743,750
------------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 4.28%

Bell Canada (Canada), Yankee Deb., 9.50%, 10/15/10         350,000     414,561
------------------------------------------------------------------------------
Call-Net Enterprises, Inc. (Canada), Sr. Unsec. Disc.
 Yankee Notes, 8.94%, 08/15/08(d)                          290,000     163,850
------------------------------------------------------------------------------
Centel Capital, Deb., 9.00%, 10/15/19                      320,000     376,803
------------------------------------------------------------------------------
Econophone, Inc., Sr. Unsec. Notes, 13.50%, 07/15/07       750,000     800,625
------------------------------------------------------------------------------
Esprit Telecom Group PLC (United Kingdom), Sr. Unsec.
 Yankee Notes, 11.50%, 12/15/07                            350,000     381,500
------------------------------------------------------------------------------
MCI Communications Corp., Putable Sr. Unsec. Deb.,
 7.125%, 06/15/27                                        1,000,000   1,010,570
------------------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND

                                                       PRINCIPAL    MARKET
                                                         AMOUNT      VALUE
TELECOMMUNICATIONS (LONG DISTANCE) - (CONTINUED)

Tele1 Europe A.B. (Sweden), Sr. Notes, 13.00%,
 05/15/09(f)                                           $  400,000 $   420,000
-----------------------------------------------------------------------------
Versatel Telecom B.V. (Netherlands), Sr. Notes,
 13.25%, 05/15/08(f)                                      250,000     260,000
-----------------------------------------------------------------------------
                                                                    3,827,909
-----------------------------------------------------------------------------

TELEPHONE - 2.79%

Cable & Wireless Communications PLC (United Kingdom),
 Yankee Notes, 6.75%, 03/06/08                            750,000     720,870
-----------------------------------------------------------------------------
ESAT Telecom Group PLC (Ireland), Sr. Yankee Disc.
 Notes, 12.50%, 02/01/07(d)                               470,000     336,050
-----------------------------------------------------------------------------
NTL Communications Corp., Series B Sr. Unsec. Notes,
 11.50%, 10/01/08                                         440,000     487,300
-----------------------------------------------------------------------------
SBC Communications, Inc., Deb., 7.375%,
 07/15/43                                                 750,000     735,795
-----------------------------------------------------------------------------
Worldwide Fiber, Inc., Sr. Notes, 12.50%,
 12/15/05 (Acquired 01/28/99; Cost $215,250)(b)            210,00     212,625
-----------------------------------------------------------------------------
                                                                    2,492,640
-----------------------------------------------------------------------------

TRUCKERS - 0.45%

Travelcenters of America, Inc., Sr. Unsec. Gtd. Sub.
 Deb., 10.25%, 04/01/07                                   400,000     402,000
-----------------------------------------------------------------------------

TRUCKS & PARTS - 0.13%

Blue Bird Body Co., Series B Sr. Sub. Notes, 10.75%,
 11/15/06                                                 110,000     117,700
-----------------------------------------------------------------------------

WASTE MANAGEMENT - 1.52%

Browning-Ferris, Deb., 9.25%, 05/01/21                    350,000     346,343
-----------------------------------------------------------------------------
WMX Technologies, Inc., Unsec. Putable Notes, 7.10%,
 08/01/26                                               1,000,000   1,013,100
-----------------------------------------------------------------------------
                                                                    1,359,443
-----------------------------------------------------------------------------
  Total U.S. Dollar Denominated
   Non-Convertible Bonds & Notes
   (Cost $60,805,603)                                              58,297,161
-----------------------------------------------------------------------------

U.S. DOLLAR DENOMINATED CONVERTIBLE BONDS & NOTES -
  1.76%

RETAIL (SPECIALTY) - 0.54%

Amazon.com Inc., Conv. Deb., 4.75%,
 02/01/09, (Acquired 01/29/99; Cost $501,875)(b)          500,000     485,312
-----------------------------------------------------------------------------

SHIPPING - 0.65%

Hutchison Delta Finance (Cayman Islands), Conv.
 Unsec. Notes, 7.00%, 11/08/02                            500,000     580,000
-----------------------------------------------------------------------------

TELEPHONE - 0.57%

Bell Atlantic Financial Services, Inc., Conv. Bonds,
 4.25%, 09/15/05                                          500,000     511,099
-----------------------------------------------------------------------------
  Total U.S. Dollar Denominated Convertible Bonds &
   Notes (Cost $1,584,375)                                          1,576,411
-----------------------------------------------------------------------------

                                                         PRINCIPAL    MARKET
                                                         AMOUNT(g)     VALUE
NON-U.S. DOLLAR DENOMINATED
 NON-CONVERTIBLE BONDS &
 NOTES - 17.99%

CANADA - 8.40%

Bank of Montreal (Banks-Money Center), Sub. Deb.,
 7.92%, 07/31/12                                    CAD     850,000 $   639,793
-------------------------------------------------------------------------------
Bell Mobility Cellular, Inc. (Telecommunications-
 (Cellular/Wireless), Deb., 6.55%, 06/02/08         CAD     750,000     503,597
-------------------------------------------------------------------------------
Canadian Oil Debco Inc.
 (Oil & Gas-Exploration & Production),
 Deb., 11.00%, 10/31/00                             CAD    450,000,     327,231
-------------------------------------------------------------------------------
Canadian Pacific Ltd.
 (Manufacturing-Diversified),
 Unsec. Notes, 5.85%, 03/30/09                      CAD     500,000     330,550
-------------------------------------------------------------------------------
Clearnet Communications Inc. (Telecommunications-
 Cellular/Wireless), Sr. Disc. Notes,
 11.75%, 08/13/07(d)                                CAD   1,500,000     687,139
-------------------------------------------------------------------------------
 10.40%, 05/15/08(d)                                CAD   1,600,000     651,510
-------------------------------------------------------------------------------
GMAC Canada Ltd. (Financial Diversified), Sr.
 Unsec. Gtd. Unsub. Notes,
 6.50%, 03/23/04                                    GBP     400,000     631,749
-------------------------------------------------------------------------------
Loblaw Co. Ltd. (Retail-Food Chains), Unsec.
 Notes, 6.45%, 03/01/39                             CAD     650,000     421,646
-------------------------------------------------------------------------------
Microcell Telecommunications, Sr. Yankee Unsec.
 Disc. Notes, 11.125%, 10/15/07(d)                  CAD   1,000,000     419,070
-------------------------------------------------------------------------------
NAV Canada (Services-Commercial & Consumer),
 Bonds, 7.40%, 06/01/27                             CAD   1,000,000     784,554
-------------------------------------------------------------------------------
Poco Petroleums Ltd.
 (Oil & Gas-Exploration & Production),
 Unsec. Deb., 6.60%, 09/11/07                       CAD     750,000     486,261
-------------------------------------------------------------------------------
Telegobe Canada, Inc. (Telephone), Unsec. Deb.,
 8.35%, 06/20/03                                    CAD     850,000     625,712
-------------------------------------------------------------------------------
TransCanada Pipelines (Natural Gas), Series Q
 Deb., 10.625%, 10/20/09                            CAD     500,000     442,694
-------------------------------------------------------------------------------
 Unsec. Notes, 8.55%, 02/01/06                      CAD     280,000     211,510
-------------------------------------------------------------------------------
Westcoast Energy, Inc. (Natural Gas), Unsec.
 Series V Deb., 6.45%, 12/18/06 (Acquired
 12/03/96; Cost $369,585)(b)                        CAD     500,000     345,792
-------------------------------------------------------------------------------
                                                                      7,508,808
-------------------------------------------------------------------------------

GERMANY - 0.67%

International Bank for Reconstruction &
 Development (Banks-Money Center), Unsec. Global
 Bonds, 7.125%, 04/12/05                            DEM   1,000,000     600,713
-------------------------------------------------------------------------------

NETHERLANDS - 2.50%

Dresdner Finance B.V. (Banks-Major Regional),
 Series 11 Gtd. Notes, 3.072%, 07/30/03             EUR     650,000     668,365
-------------------------------------------------------------------------------
Hypovereins Finance N.V. (Banks-Major Regional),
 Gtd. Series E Medium Term Notes, 6.00%, 03/12/07   DEM     210,000     116,420
-------------------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND

                                                             PRINCIPAL    MARKET
                                                             AMOUNT(g)     VALUE
NETHERLANDS - (CONTINUED)

KPNQWest B.V. (Telecommunications-Long
 Distance), Sr. Unsec. Notes, 7.125%, 06/01/09
 (Acquired 05/25/99; Cost $683,257)(b)                   EUR    650,000 $   669,890
-----------------------------------------------------------------------------------
Mannesmann Finance B.V. (Machinery Diversified),
 Gtd. Unsec. Unsub. Notes, 4.75%, 05/27/09               EUR    250,000     246,260
-----------------------------------------------------------------------------------
Prudential Financial B.V. (Investment
 Banking/Brokerage), Sr. Unsec. Gtd. Bonds,
 9.375%, 06/04/07                                        GBP    285,000     531,110
-----------------------------------------------------------------------------------
                                                                          2,232,045
-----------------------------------------------------------------------------------

NEW ZEALAND - 0.89%

Inter-American Development Bank, (Banks-Money
 Center), Unsec. Bonds, 5.75%, 04/15/04                  NZD  1,000,000     506,404
-----------------------------------------------------------------------------------
International Bank for Reconstruction &
 Development (Banks-Money Center), Sr. Unsec.
 Notes, 6.77%, 08/20/07(c)                               NZD  1,000,000     288,989
-----------------------------------------------------------------------------------
                                                                            795,393
-----------------------------------------------------------------------------------

SWEDEN - 1.34%

AB Spintab (Banks-Regional), Series 161 Unsec.
 Deb., 7.50%, 06/15/04                                   SEK  3,400,000     439,437
-----------------------------------------------------------------------------------
Stadshypotek A.B. (Banks-Regional), Series 1562
 Notes, 3.50%, 09/15/04                                  SEK  7,000,000     757,500
-----------------------------------------------------------------------------------
                                                                          1,196,937
-----------------------------------------------------------------------------------

UNITED KINGDOM - 3.48%

European Investment Bank (Banks-Money Center),
 Unsec. Unsub. Notes, 7.625%, 12/07/07                   GBP    375,000     656,404
-----------------------------------------------------------------------------------
Lloyds Bank PLC (Banks-Major Regional), Sub.
 Notes, 5.25%, 07/14/08                                  DEM    850,000     447,391
-----------------------------------------------------------------------------------
Merrill Lynch & Co. (Investment
 Banking/Brokerage), Sr. Unsec. Unsub. Notes,
 7.375%, 12/17/07                                        GBP    270,000     445,795
-----------------------------------------------------------------------------------
National Power PLC (Electric Companies), Sr.
 Unsec. Unsub. Notes, 8.00%, 02/21/07                    AUD    500,000     338,771
-----------------------------------------------------------------------------------
Sutton Bridge Financial Ltd. (Financial-
 Diversified), Gtd. Eurobonds, 8.625%, 06/30/22
 (Acquired 05/29/97; Cost $733,585)(b)                   GBP    450,000     812,449
-----------------------------------------------------------------------------------
Union Bank Switzerland London,
 (Banks-Major Regional),
 Unsec. Sub. Notes, 7.375%, 11/26/04                     GBP    250,000     411,393
-----------------------------------------------------------------------------------
                                                                          3,112,203
-----------------------------------------------------------------------------------

UNITED STATES - 0.71%

General Electric Capital Corp. (Financial-
 Diversified), Sr. Unsec. Unsub. Notes, 6.00%, 02/05/03  GBP    400,000     630,472
-----------------------------------------------------------------------------------
  Total Non-U.S. Dollar Denominated Non-
   Convertible Bonds & Notes (Cost $16,923,716)                          16,076,571
-----------------------------------------------------------------------------------

                                                       PRINCIPAL    MARKET
                                                       AMOUNT(g)     VALUE
NON-U.S. DOLLAR DENOMINATED CONVERTIBLE BONDS &
 NOTES - 1.25%

LUXEMBOURG - 0.61%

Daimler-Benz A.G. (Automobiles), Series WW Conv.
 Gtd. Unsub. Eurobonds,
 4.125%, 07/05/03                                  DEM    570,000 $   549,651
-----------------------------------------------------------------------------

UNITED KINGDOM - 0.64%

Telewest Communications PLC (Leisure Time-
 Products), Sr. Unsec. Conv. Notes, 5.25%,
 02/19/07                                          GBP    350,000     571,159
-----------------------------------------------------------------------------
  Total Non-U.S. Dollar Denominated Convertible
   Bonds & Notes (Cost $1,052,352)                                  1,120,810
-----------------------------------------------------------------------------

NON-U.S. DOLLAR DENOMINATED GOVERNMENT BONDS &
 NOTES - 6.36%

AUSTRALIAN DOLLAR - 1.07%

New South Wales Treasury Corp., Gtd., Notes,
 7.00%, 04/01/04                                   AUD  1,400,000     957,938
-----------------------------------------------------------------------------

BRITISH POUND STERLING - 0.81%

Federal National Mortgage Association, 6.875%,
 06/07/02                                          GBP    450,000     727,085
-----------------------------------------------------------------------------

CANADIAN DOLLAR - 1.67%

British Columbia Municipal Finance Authority,
 Bonds, 7.75%, 12/01/05                            CAD    500,000     373,292
-----------------------------------------------------------------------------
Ontario Province, Unsec. Sr. Unsub. Notes, 8.00%,
 03/11/03                                          CAD    750,000     545,405
-----------------------------------------------------------------------------
Province of Ontario, Sr. Unsub. Notes, 6.25%,
 12/03/08                                          NZD  1,000,000     481,050
-----------------------------------------------------------------------------
Quebec (Province of), Deb., 9.375%, 01/16/23       CAD    100,000      93,285
-----------------------------------------------------------------------------
                                                                    1,493,032
-----------------------------------------------------------------------------

DANISH KRONE - 0.68%

Kingdom of Denmark, Bonds, 7.00%, 12/15/04         DKK  3,900,000     608,202
-----------------------------------------------------------------------------

EURO - 1.94%

Bundesrepublik Deutschland, Series 92 Bonds,
 7.25%, 10/21/02                                   EUR    520,000     595,069
-----------------------------------------------------------------------------
Treuhandanstalt, Gtd. Notes, 6.00%, 11/12/03       EUR  1,020,000   1,137,014
-----------------------------------------------------------------------------
                                                                    1,732,083
-----------------------------------------------------------------------------

NEW ZEALAND DOLLAR - 0.19%

New Zealand Government, Bonds,
 10.00%, 03/15/02                                  NZD    145,000      84,942
-----------------------------------------------------------------------------
 8.00%, 04/15/04                                   NZD    145,000      82,309
-----------------------------------------------------------------------------
                                                                      167,251
-----------------------------------------------------------------------------
  Total Non-U.S. Dollar Denominated Government
   Bonds & Notes
   (Cost $5,914,805)                                                5,685,591
-----------------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND

                                                                     MARKET
                                                            SHARES    VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS - 1.88%

BANKS (REGIONAL) - 1.84%

First Republic Capital Corp., Series A-$105 Pfd. (Acquired
 05/26/99; Cost $750,000)(b)                                   750 $   750,469
------------------------------------------------------------------------------
Societe Generale (France)                                    2,150     378,679
------------------------------------------------------------------------------
Westpac Banking Corp., STRYPES Trust-$3.135
 Conv. Pfd.                                                 16,000     518,000
------------------------------------------------------------------------------
                                                                     1,647,148
------------------------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 0.04%

Nextel Communications, Inc.-Class A(h)                         742      37,239
------------------------------------------------------------------------------
  Total Common Stocks & Other Equity Interests
   (Cost $1,535,880)                                                 1,684,387
------------------------------------------------------------------------------

WARRANTS - 0.08%

BROADCASTING (TELEVISION, RADIO & CABLE) - 0.00%

Knology Holdings, Inc., expiring 10/15/07 (Acquired
 03/12/98; Cost $0)(b)(i)                                    1,000       2,250
------------------------------------------------------------------------------
Wireless One, Inc., expiring 10/19/00(i)                       420           4
------------------------------------------------------------------------------
                                                                         2,254
------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 0.00%

Electronic Retailing Systems International, Inc., expiring
 02/01/04(i)                                                   590       2,950
------------------------------------------------------------------------------

METAL FABRICATORS - 0.00%

Gulf States Steel, Inc., expiring 04/15/03(i)                  230           2
------------------------------------------------------------------------------

PERSONAL CARE - 0.00%

IHF Capital, Inc., Series I, expiring 11/14/99(i)              150          75
------------------------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 0.02%

Clearnet Communications Inc. (Canada), expiring
 09/15/05(i)                                                   891       7,573
------------------------------------------------------------------------------
Loral Space & Communications, Ltd.,
 expiring 01/15/07(i)                                          580       6,090
------------------------------------------------------------------------------
                                                                        13,663
------------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 0.02%

Versatel Telecom International N.V. (Netherlands),
 expiring 05/15/08(i)                                          250      12,563
------------------------------------------------------------------------------

TELEPHONE - 0.04%

Esat Telecom Group PLC, expiring 02/01/07(i)                   470      37,835
------------------------------------------------------------------------------
  Total Warrants (Cost $7,590)                                          69,342
------------------------------------------------------------------------------

                                           PRINCIPAL    MARKET
                                             AMOUNT      VALUE
U.S. TREASURY SECURITIES - 1.18%

U.S. TREASURY NOTES - 1.18%

6.875%, 02/15/08 (Cost $1,045,625)         $1,000,000 $ 1,053,450
-----------------------------------------------------------------

REPURCHASE AGREEMENT - 1.53%(j)

Dean Witter Reynolds, Inc., 4.85%,
 07/01/99 (Cost $1,369,762)(k)              1,369,762   1,369,762
-----------------------------------------------------------------
TOTAL INVESTMENTS - 97.26%                             86,933,485
-----------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 2.74%                   2,444,967
-----------------------------------------------------------------
NET ASSETS - 100.00%                                  $89,378,452
=================================================================

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Principal amount is in U.S. Dollars, except as indicated by note (g).
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The aggregate market value of these securities at 06/30/99 was $2,327,856 which represents 2.60% of the Fund's net assets.
(c) Zero coupon bond issued at a discount. The interest rate shown represents the rate of original issue discount.
(d) Discounted bond at purchase. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(e) Defaulted security. Currently, the issuer is partially in default with respect to interest payments.
(f) Consist of more than one class of Securities traded together as a unit. In addition to the debt obligations listed, each unit contains warrants that enable the holder to purchase common stock in the issuer at a predetermined price per share of common stock.
(g) Foreign denominated security. Par value and coupon rate are denominated in currency of country indicated.
(h) Non-income producing security.
(i) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(j) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(k) Joint repurchase agreement entered into 06/30/99 with a maturing value of $100,013,472. Collateralized by U.S. Government obligations.

Investment Abbreviations:

ADR     - American Depositary Receipt
AUD     - Australian Dollar
CAD     - Canadian Dollars
Conv.   - Convertible
Ctfs.   - Certificates
Deb.    - Debentures
DEM     - German Deutsche Mark
DKK     - German Deutsche Mark
Disc.   - Discounted
EUR     - Euro Currency
GBP     - British Pound Sterling
Gtd.    - Guaranteed
NZD     - New Zealand Dollar
Pfd.    - Preferred
PRIDES  - Preferred Redemption Increase Dividend Equity Security
Sec.    - Secured
SEK     - Swedish Krona
Sr.     - Senior
STRYPES - Structured Yield Product Exchangeable for Stock
Sub.    - Subordinated
Unsec.  - Unsecured

See Notes to Financial Statements.

                       AIM V.I. DIVERSIFIED INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1999
(Unaudited)

ASSETS:

Investments, at market value  (cost $90,239,708)          $86,933,485
---------------------------------------------------------------------
Receivables for:
 Investments sold                                           1,620,809
---------------------------------------------------------------------
 Forward currency contracts                                   161,031
---------------------------------------------------------------------
 Forward currency contracts closed                             91,609
---------------------------------------------------------------------
 Capital stock sold                                           979,208
---------------------------------------------------------------------
 Dividends and interest                                     1,568,379
---------------------------------------------------------------------
Investment for deferred compensation plan                      22,399
---------------------------------------------------------------------
Other assets                                                      509
---------------------------------------------------------------------
  Total assets                                             91,377,429
---------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                      1,896,723
---------------------------------------------------------------------
 Forward currency contracts closed                              7,668
---------------------------------------------------------------------
 Capital stock reacquired                                       5,018
---------------------------------------------------------------------
 Deferred compensation plan                                    22,399
---------------------------------------------------------------------
Accrued advisory fees                                          43,428
---------------------------------------------------------------------
Accrued directors' fees                                         1,940
---------------------------------------------------------------------
Accrued operating expenses                                     21,801
---------------------------------------------------------------------
  Total liabilities                                         1,998,977
---------------------------------------------------------------------
Net assets applicable to shares outstanding               $89,378,452
---------------------------------------------------------------------

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

 Authorized                                               250,000,000
---------------------------------------------------------------------
 Outstanding                                                8,335,306
---------------------------------------------------------------------
Net asset value, offering and redemption price per share  $     10.72
=====================================================================


STATEMENT OF OPERATIONS

For the six months ended June 30, 1999
(Unaudited)

INVESTMENT INCOME:

Interest                                                           $ 3,609,242
-------------------------------------------------------------------------------
Dividends (net of $1,894 foreign withholding tax)                       50,934
-------------------------------------------------------------------------------
  Total investment income                                            3,660,176
-------------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                          275,191
-------------------------------------------------------------------------------
Administrative services fees                                            25,752
-------------------------------------------------------------------------------
Custodian fees                                                          21,199
-------------------------------------------------------------------------------
Directors' fees and expenses                                             4,228
-------------------------------------------------------------------------------
Other                                                                   28,887
-------------------------------------------------------------------------------
  Total expenses                                                       355,257
-------------------------------------------------------------------------------
Less: Expenses paid directly                                              (598)
-------------------------------------------------------------------------------
  Net expenses                                                         354,659
-------------------------------------------------------------------------------
Net investment income                                                3,305,517
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES,
 FOREIGN CURRENCIES AND FORWARD CURRENCY CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                             (2,114,642)
-------------------------------------------------------------------------------
  Foreign currencies                                                   (32,829)
-------------------------------------------------------------------------------
  Forward currency contracts                                           474,201
-------------------------------------------------------------------------------
                                                                    (1,673,270)
-------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                             (3,392,196)
-------------------------------------------------------------------------------
  Foreign currencies                                                   (13,695)
-------------------------------------------------------------------------------
  Forward currency contracts                                            24,953
-------------------------------------------------------------------------------
                                                                    (3,380,938)
-------------------------------------------------------------------------------
  Net gain (loss) on investment securities, foreign currencies and
   forward currency contracts                                       (5,054,208)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $(1,748,691)
===============================================================================

See Notes to Financial Statements.

                        AIM V.I. DIVERSIFIED INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 1999 and the year ended December 31, 1998 (Unaudited)

                                                     JUNE 30,    DECEMBER 31,
                                                       1999          1998
                                                    -----------  ------------
OPERATIONS:

 Net investment income                              $ 3,305,517  $ 6,761,255
-----------------------------------------------------------------------------
 Net realized gain (loss) from investment
  securities, foreign currencies and forward
  currency contracts                                 (1,673,270)    (884,777)
-----------------------------------------------------------------------------
 Change in net unrealized appreciation
  (depreciation) of investment securities, foreign
  currencies and forward currency contracts          (3,380,938)  (2,586,149)
-----------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting
     from operations                                 (1,748,691)   3,290,329
-----------------------------------------------------------------------------
 Dividends to shareholders from net investment
  income                                                      -   (4,724,444)
-----------------------------------------------------------------------------
 Distributions to shareholders from net realized
  gains                                                       -   (1,507,363)
-----------------------------------------------------------------------------
 Net increase (decrease) from capital stock
  transactions                                       (5,318,210)  10,068,179
-----------------------------------------------------------------------------
    Net increase (decrease) in net assets            (7,066,901)   7,126,701
-----------------------------------------------------------------------------

NET ASSETS:

Beginning of year                                    96,445,353   89,318,652
-----------------------------------------------------------------------------
End of year                                         $89,378,452  $96,445,353
=============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)         $85,405,215  $90,723,425
-----------------------------------------------------------------------------
 Undistributed net investment income                  9,110,667    5,805,150
-----------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities, foreign currencies and
  forward currency contracts                         (1,984,869)    (311,599)
-----------------------------------------------------------------------------
 Unrealized appreciation (depreciation) of
  investment securities, foreign currencies and
  forward currency contracts                         (3,152,561)     228,377
-----------------------------------------------------------------------------
                                                    $89,378,452  $96,445,353
=============================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 1999
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of sixteen portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Diversified Income Fund (the "Fund"). The Fund's investment objective is to seek to achieve a high level of current income. The Fund will seek to achieve its objective by investing primarily in a diversified portfolio of foreign and U.S. government and corporate debt securities, including lower rated high yield debt securities (commonly known as "junk bonds"). These high yield bonds may involve special risks in addition to the risks associated with investment in higher rated debt securities. High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade bonds. Also, the secondary market in which high yield bonds are traded may be less liquid than the market for higher grade bonds. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations--Debt obligations are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Equity securities which are listed or traded on an exchange or the NASDAQ National Market System are valued at the last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, at the closing bid price on that day. Securities traded in the over-the-counter market, except (i) securities priced by the pricing service, (ii) securities for which representative exchange prices are available, and (iii) securities reported in the NASDAQ National Market System, are valued at prices obtained from an electronic quotation reporting system, if such prices are available, or from established market makers. Securities for which market quotations are either not readily

                       AIM V.I. DIVERSIFIED INCOME FUND
   available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Fund's officers in accordance with methods which are specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities as well as corporate bonds and U.S. Government securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. It is the policy of the Fund not to amortize premiums on bonds for financial reporting purposes. Realized gains or losses from securities transactions are recorded on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Such distributions are declared and paid annually.
C. Federal Income Taxes - For federal income tax purposes, each portfolio in the Company is taxed as a separate entity. It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund had capital loss carryforwards (which may be carried forward to offset future taxable capital gains, if any) of $299,947 as of December 31, 1998, which expires, if not previously utilized, through the year 2006. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.
D. Foreign Currency Translation - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
E. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a currency contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock-in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

Outstanding forward currency contracts at June 30, 1999 were as follows:

                            CONTRACT TO                                UNREALIZED
SETTLEMENT            ----------------------------                    APPRECIATION
  DATE                 DELIVER         RECEIVE          VALUE        (DEPRECIATION)
----------            ----------     -----------     -----------     --------------
08/10/99      AUD        350,000     $   234,626     $   231,470        $  3,156
08/04/99      CAD      8,000,000       5,482,945       5,432,000          50,945
08/04/99      CAD      1,000,000         686,518         679,000           7,518
10/08/99      EUR      1,300,000       1,359,384       1,350,216           9,168
08/31/99      GBP      2,000,000       3,194,000       3,153,906          40,094
10/06/99      GBP      1,400,000       2,218,664       2,208,755           9,909
08/26/99      NZD        800,000         438,080         424,027          14,053
08/26/99      NZD        300,000         160,305         159,010           1,295
07/22/99      SEK     10,000,000       1,204,602       1,179,709          24,893
                                     -----------     -----------        --------
                                     $14,979,124     $14,818,093        $161,031
                                     ===========     ===========        ========

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.60% of the first $250 million of the Fund's average daily net assets, plus 0.55% of such Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to pay certain administrative costs incurred in providing accounting services and other administrative services to the Fund. During the six months ended June 30, 1999, AIM was paid $25,752 for accounting and administrative services rendered by AIM.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the six months ended June 30, 1999, the Fund incurred legal fees of $1,946 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - INDIRECT EXPENSES
The Fund received reductions in custodian fees of $598 under an expense offset arrangement. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $598 during the six months ended June 30, 1999.

NOTE 4 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $975,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 1999, the Fund did

                       AIM V.I. DIVERSIFIED INCOME FUND
not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 1999 was $35,860,638 and $36,892,301, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of June 30, 1999 is as follows:

Aggregate unrealized appreciation of investment securities    $ 1,228,417
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (4,534,640)
--------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment
 securities                                                   $(3,306,223)
==========================================================================

 Investments have the same cost for tax and financial statement purposes.

NOTE 7 - CAPITAL STOCK
Changes in capital stock outstanding during the six months ended June 30, 1999 and the year ended December 31, 1998 were as follows:

                                  JUNE 30,               DECEMBER 31,
                                    1999                     1998
                           -----------------------  ------------------------
                             SHARES      AMOUNT       SHARES       AMOUNT
                           ----------  -----------  ----------  ------------
Sold                        1,370,512  $14,814,183   2,291,048  $ 26,553,679
-----------------------------------------------------------------------------
Issued as reinvestment of
 distributions                      -            -     569,635     6,231,807
-----------------------------------------------------------------------------
Reacquired                 (1,854,175) (20,132,393) (1,956,150)  (22,717,307)
-----------------------------------------------------------------------------
                             (483,663) $(5,318,210)    904,533  $ 10,068,179
=============================================================================

NOTE 8 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during the six months ended June 30, 1999, each of the years in the three-year period ended December 31, 1998, the eleven months ended December 31, 1995 and the year ended January 31, 1995.

                                                DECEMBER 31,
                          JUNE 30,     ----------------------------------     JANUARY 31,
                            1999        1998     1997     1996     1995          1995
                          --------     -------  -------  -------  -------     -----------
Net asset value,
 beginning of period      $ 10.94      $ 11.29  $ 10.33  $ 10.00  $  9.12       $ 10.46
-------------------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income      0.43         0.75     0.73     0.73     0.69          0.76
-------------------------------------------------------------------------------------------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)              (0.65)       (0.35)    0.24     0.28     0.94         (1.42)
-------------------------------------------------------------------------------------------
   Total from investment
    operations              (0.22)        0.40     0.97     1.01     1.63         (0.66)
-------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net
   investment income            -        (0.57)   (0.01)   (0.68)   (0.75)        (0.68)
-------------------------------------------------------------------------------------------
  Distributions from net
   realized capital
   gains                        -        (0.18)      --       --       --            --
-------------------------------------------------------------------------------------------
   Total distributions          -        (0.75)   (0.01)   (0.68)   (0.75)        (0.68)
-------------------------------------------------------------------------------------------
Net asset value, end of
 period                   $ 10.72      $ 10.94  $ 11.29  $ 10.33  $ 10.00       $  9.12
===========================================================================================
Total return(a)             (2.01)%       3.58%    9.39%   10.19%   18.11%        (6.35)%
===========================================================================================
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)    $89,378      $96,445  $89,319  $63,624  $44,630       $25,271
===========================================================================================
Ratio of expenses to
 average net assets          0.77%(b)     0.77%    0.80%    0.86%    0.88%(c)      0.91%(d)
===========================================================================================
Ratio of net investment
 income to average net
 assets                      7.21%(b)     6.99%    6.90%    7.09%    7.65%(c)      8.07%(d)
===========================================================================================
Portfolio turnover rate        40%          50%      52%      76%      72%          100%
===========================================================================================

(a) Total returns are not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $92,490,410.
(c) Annualized.
(d) After fee waivers and/or expense reimbursement. Ratios of expenses and net investment income to average net assets prior to fee waivers and/or expense reimbursements were 1.03% and 7.95%, respectively.

                       AIM V.I. DIVERSIFIED INCOME FUND
                                     FS-50

SCHEDULE OF INVESTMENTS

June 30, 1999 (Unaudited)

                                                          MARKET
                                            SHARES         VALUE
DOMESTIC COMMON STOCKS - 51.31%

BROADCASTING (TELEVISION, RADIO & CABLE) - 1.32%

United GlobalCom, Inc. - Class A(a)            2,900 $      196,112
-------------------------------------------------------------------
Univision Communications, Inc.(a)              6,100        402,600
-------------------------------------------------------------------
                                                            598,712
-------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 4.61%

ANTEC Corp.(a)                                 4,000        128,250
-------------------------------------------------------------------
Copper Mountain Networks, Inc.(a)              1,100         84,975
-------------------------------------------------------------------
Juniper Networks, Inc.(a)                        800        119,200
-------------------------------------------------------------------
Lucent Technologies, Inc.                      9,700        654,144
-------------------------------------------------------------------
NorthPoint Communications Group, Inc.(a)       4,900        178,850
-------------------------------------------------------------------
Tellabs, Inc.(a)                               4,200        283,762
-------------------------------------------------------------------
                                                          1,449,181
-------------------------------------------------------------------

COMPUTERS (NETWORKING) - 2.18%

Cisco Systems, Inc.(a)                         2,000        129,000
-------------------------------------------------------------------
Redback Networks, Inc.(a)                      3,500        439,469
-------------------------------------------------------------------
Rhythms NetConnections, Inc.(a)                2,000        116,750
-------------------------------------------------------------------
                                                            685,219
-------------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES) - 0.41%

Clarent Corp.                                  3,700         55,500
-------------------------------------------------------------------
Covad Communications Group, Inc.(a)            1,350         71,972
-------------------------------------------------------------------
                                                            127,472
-------------------------------------------------------------------

ELECTRIC COMPANIES - 12.41%

Allegheny Energy, Inc.                         7,300        234,056
-------------------------------------------------------------------
BEC Energy                                     3,400        140,250
-------------------------------------------------------------------
Carolina Power & Light Co.                     4,400        188,375
-------------------------------------------------------------------
DQE, Inc.                                      7,000        280,875
-------------------------------------------------------------------
Edison International                          13,000        347,750
-------------------------------------------------------------------
Energy East Corp.                             10,400        270,400
-------------------------------------------------------------------
FirstEnergy Corp.                              4,500        139,500
-------------------------------------------------------------------
FPL Group, Inc.                                5,600        305,900
-------------------------------------------------------------------
IPALCO Enterprises, Inc.                       4,000         84,750
-------------------------------------------------------------------
New Century Energies, Inc.                     4,500        174,656
-------------------------------------------------------------------
NiSource, Inc.                                 9,200        237,475
-------------------------------------------------------------------
Pinnacle West Capital Corp.                    7,400        297,850
-------------------------------------------------------------------
Public Service Co. of New Mexico               6,800        135,150
-------------------------------------------------------------------
Sierra Pacific Resources                       3,700        134,587
-------------------------------------------------------------------
Southern Co.                                  11,600        307,400
-------------------------------------------------------------------
Teco Energy, Inc.                             12,300        279,825
-------------------------------------------------------------------
Texas Utilities Co.                            5,240        216,150
-------------------------------------------------------------------
Unicom Corp.                                   3,400        131,112
-------------------------------------------------------------------
                                                          3,906,061
-------------------------------------------------------------------

                                                               MARKET
                                                  SHARES       VALUE
ELECTRONICS (INSTRUMENTATION) - 0.91%

Quanta Services, Inc.(a)                             6,500 $      286,000
-------------------------------------------------------------------------

MANUFACTURING (SPECIALIZED) - 0.60%

Superior TeleCom, Inc.                               7,556        188,900
-------------------------------------------------------------------------

NATURAL GAS - 3.68%

Enron Corp.                                          2,800        228,900
-------------------------------------------------------------------------
Public Service Co. of
 North Carolina, Inc.                                3,200         93,600
-------------------------------------------------------------------------
Williams Companies, Inc. (The)                      19,600        834,225
-------------------------------------------------------------------------
                                                                1,156,725
-------------------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT) - 1.29%

AES Corp.(a)                                         3,300        191,812
-------------------------------------------------------------------------
MidAmerican Energy Holdings Co.(a)                   6,200        214,675
-------------------------------------------------------------------------
                                                                  406,487
-------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 1.25%

Alexandria Real Estate Equities, Inc.                4,700        146,875
-------------------------------------------------------------------------
Boston Properties, Inc.                              4,300        154,263
-------------------------------------------------------------------------
Crescent Real Estate Equities, Co.                   2,300         54,625
-------------------------------------------------------------------------
Golf Trust of America, Inc.                          1,600         39,100
-------------------------------------------------------------------------
                                                                  394,863
-------------------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 1.20%

Convergys Corp.(a)                                  14,800        284,900
-------------------------------------------------------------------------
Metzler Group, Inc.(a)                               3,400         93,925
-------------------------------------------------------------------------
                                                                  378,825
-------------------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 0.44%

Phone.com, Inc.(a)                                   2,500        140,000
-------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 6.06%

AT&T Corp.                                           5,400        301,388
-------------------------------------------------------------------------
Global TeleSystems Group, Inc.(a)                    1,800        145,800
-------------------------------------------------------------------------
IXC Communications, Inc.(a)                          6,000        235,875
-------------------------------------------------------------------------
MCI WorldCom, Inc.(a)                                9,987        861,379
-------------------------------------------------------------------------
WinStar Communications, Inc.(a)                      7,436        362,505
-------------------------------------------------------------------------
                                                                1,906,947
-------------------------------------------------------------------------

TELEPHONE - 13.93%

Ameritech Corp.                                     11,400        837,900
-------------------------------------------------------------------------
Bell Atlantic Corp.                                  4,600        300,725
-------------------------------------------------------------------------
BellSouth Corp.                                      6,800        318,750
-------------------------------------------------------------------------
CenturyTel, Inc.                                    11,400        453,150
-------------------------------------------------------------------------
Cincinnati Bell, Inc.                               15,000        374,063
-------------------------------------------------------------------------
GTE Corp.                                            3,200        242,400
-------------------------------------------------------------------------

                         AIM V.I. GLOBAL UTILITIES FUND

                                                                    MARKET
                                                          SHARES     VALUE
TELEPHONE - (continued)

McLeodUSA, Inc. - Class A(a)                               3,600 $      198,000
-------------------------------------------------------------------------------
Nextlink Communications, Inc. - Class A(a)                 1,900        141,313
-------------------------------------------------------------------------------
Qwest Communications International, Inc.(a)               14,400        476,100
-------------------------------------------------------------------------------
SBC Communications, Inc.                                  14,000        812,000
-------------------------------------------------------------------------------
Time Warner Telecom, Inc.(a)                               7,900        229,100
-------------------------------------------------------------------------------
                                                                      4,383,501
-------------------------------------------------------------------------------

WATER UTILITIES - 0.44%

Azurix Corp.(a)                                            6,900        138,000
-------------------------------------------------------------------------------
  Total Domestic Common Stocks
   (Cost $9,126,533)                                                 16,146,893
-------------------------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY INTERESTS - 18.18%

AUSTRALIA - 0.26%

Telstra Corp. Ltd. (Telephone)                            14,380         82,293
-------------------------------------------------------------------------------

AUSTRIA - 0.45%

Oesterreichische Elektrizitaetswirtschafts A.G. -
  Class A (Electric Companies)                               970        141,155
-------------------------------------------------------------------------------

BELGIUM - 0.41%

Electrabel S.A. (Electric Companies)                         400        129,031
-------------------------------------------------------------------------------

BERMUDA - 0.66%

Global Crossing Ltd. (Telecommunications - Long
 Distance)(a)                                              4,885        208,224
-------------------------------------------------------------------------------

CANADA - 1.40%

AT&T Canada, Inc. (Telephone)(a)                           2,700        172,969
-------------------------------------------------------------------------------
BCT.Telus Communications, Inc. (Telephone)                 4,955        119,048
-------------------------------------------------------------------------------
BCT.Telus Communications, Inc. - Class A (Telephone)       1,652         39,066
-------------------------------------------------------------------------------
Westcoast Energy, Inc. (Natural Gas)                       5,500        108,625
-------------------------------------------------------------------------------
                                                                        439,708
-------------------------------------------------------------------------------

DENMARK - 0.49%

Tele Danmark A.S. - ADR (Telephone)                        6,000        154,500
-------------------------------------------------------------------------------

ESTONIA - 0.11%

AS Eesti Telekom - GDR (Telecommunications-
 Cellular/Wireless) (Acquired 02/11/99;
 Cost $30,811)(b)                                          1,670         33,150
-------------------------------------------------------------------------------

FINLAND - 1.54%

Fortum Corp. (Electric Companies)                          6,300         30,451
-------------------------------------------------------------------------------
Nokia Oyj A.B. - Class A - ADR
 (Communications Equipment)                                4,400        402,875
-------------------------------------------------------------------------------
Sonera Group Oyj (Telecommunications -
  Cellular/Wireless)                                       2,300         50,252
-------------------------------------------------------------------------------
                                                                        483,578
-------------------------------------------------------------------------------

                                                                     MARKET
                                                           SHARES     VALUE
FRANCE - 1.30%

France Telecom S.A. - ADR (Communications Equipment)       3,500 $      269,500
-------------------------------------------------------------------------------
Suez Lyonnaise des Eaux (Manufacturing -
 Diversified)                                                500         90,126
-------------------------------------------------------------------------------
Vivendi (Consumer Services)                                  600         48,572
-------------------------------------------------------------------------------
                                                                        408,198
-------------------------------------------------------------------------------

GERMANY - 0.73%

RWE A.G. (Electric Companies)                              2,425        112,189
-------------------------------------------------------------------------------
Viag A.G. (Manufacturing - Diversified)                      250        118,004
-------------------------------------------------------------------------------
                                                                        230,193
-------------------------------------------------------------------------------

GREECE - 0.09%

Panafon Hellenic Telecom S.A. - GDR
 (Telecommunications - Cellular/Wireless)
 (Acquired 11/20/98; Cost $21,696)(a)(b)                   1,200         29,100
-------------------------------------------------------------------------------

HUNGARY - 0.27%

Magyar Tavkozlesi Rt - ADR
 (Telecommunications - Long Distance)                      3,100         85,250
-------------------------------------------------------------------------------

ITALY - 0.77%

AEM S.p.A. (Electric Companies) (Acquired 07/17/98;
 Cost $52,035)(b)                                         55,000         98,062
-------------------------------------------------------------------------------
Societa Nordelettrica S.p.A. (Electric Companies)         49,000        143,923
-------------------------------------------------------------------------------
                                                                        241,985
-------------------------------------------------------------------------------

JAPAN - 0.59%

Nippon Telegraph & Telephone Corp.
 (Telecommunications - Long Distance)                         90        104,919
-------------------------------------------------------------------------------
Nippon Telegraph & Telephone Corp. - ADR (Telecommu-
 nications - Long Distance)                                1,300         81,413
-------------------------------------------------------------------------------
                                                                        186,332
-------------------------------------------------------------------------------

NETHERLANDS - 1.71%

Equant N.V. (Computers - Networking)(a)                      300         27,641
-------------------------------------------------------------------------------
Equant N.V. - ADR (Computers - Networking)(a)              1,000         94,124
-------------------------------------------------------------------------------
Koninklijke KPN N.V. (Telecommunications - Long Dis-
 tance)                                                        6            281
-------------------------------------------------------------------------------
Libertel N.V. (Telecommunications -
  Cellular/Wireless)(a)                                    7,800        152,734
-------------------------------------------------------------------------------
TNT Post Group N.V. (Air Freight)                            287          6,847
-------------------------------------------------------------------------------
TNT Post Group N.V. - ADR (Air Freight)                    3,045         73,080
-------------------------------------------------------------------------------
United Pan-Europe Communications N.V. (Broadcasting-
 Television, Radio & Cable)(a)                             3,400        184,313
-------------------------------------------------------------------------------
                                                                        539,020
-------------------------------------------------------------------------------

NEW ZEALAND - 0.19%

Contact Energy Ltd. (Electric Companies)(a)               37,000         59,944
-------------------------------------------------------------------------------

                         AIM V.I. GLOBAL UTILITIES FUND


                                                                    MARKET
                                                        SHARES       VALUE
PORTUGAL - 0.62%

Electricidade de Portugal, S.A. (Electric Companies)        2,900    $    52,183
-------------------------------------------------------------------------------
Electricidade de Portugal, S.A. - ADR (Electric Com-
 panies)                                                    4,000        143,500
--------------------------------------------------------------------------------
                                                                         195,683
--------------------------------------------------------------------------------

SOUTH KOREA - 0.55%

Korea Telecom Corp. - ADR (Telephone)(a)                    4,312        172,480
--------------------------------------------------------------------------------

SPAIN - 1.53%

Autopistas Concesionaria Espanola S.A.
 (Services - Commercial & Consumer)                         3,900         45,620
--------------------------------------------------------------------------------
Autopistas, Concesionaria Espanola S.A.
 Bonus Rts, expiring 07/12/99                               3,900          2,252
--------------------------------------------------------------------------------
Endesa S.A. (Electric Companies)                            3,100         66,070
--------------------------------------------------------------------------------
Telefonica S.A. - ADR (Telephone)(a)                        2,497        367,365
--------------------------------------------------------------------------------
                                                                         481,307
--------------------------------------------------------------------------------

SWITZERLAND - 0.60%

Swisscom A.G. (Telephone)                                     500        188,042
--------------------------------------------------------------------------------

UNITED KINGDOM - 3.91%

Hyder PLC (Water Utilities)                                 4,519         53,779
--------------------------------------------------------------------------------
National Grid Group PLC (Electric Companies)               10,313         71,770
--------------------------------------------------------------------------------
Orange PLC (Telephone)(a)                                   6,500         95,284
--------------------------------------------------------------------------------
PowerGen PLC (Electric Companies)                          31,485        339,457
--------------------------------------------------------------------------------
PowerGen PLC - ADR (Electric Companies)                     3,800        162,925
--------------------------------------------------------------------------------
Scottish Power PLC (Electric Companies)                    15,950        137,774
--------------------------------------------------------------------------------
United Utilities PLC (Water Utilities)                     15,459        187,871
--------------------------------------------------------------------------------
Yorkshire Water PLC (Water Utilities)                      26,174        181,942
--------------------------------------------------------------------------------
                                                                       1,230,802
--------------------------------------------------------------------------------
Total Foreign Stocks & Other Equity Interests
 (Cost $4,143,158)                                                     5,719,975
--------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS - 2.31%

COMPUTERS (SOFTWARE & SERVICES) - 0.92%

PSINet, Inc., $3.375 Conv. Pfd.                             6,000        289,500
--------------------------------------------------------------------------------

NATURAL GAS - 1.06%

El Paso Energy Cap Trust, Inc. - $2.375
 Conv. Pfd.                                                 6,700        331,650
--------------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 0.16%

WinStar Communications, Inc. - $3.50 Conv. Pfd.               900         50,400
--------------------------------------------------------------------------------

TELEPHONE - 0.17%

NEXTLINK Communications - $3.25 Conv. Pfd. (Acquired
 03/26/98; Cost $30,000)(b)                                   600         54,675
--------------------------------------------------------------------------------
  Total Convertible Preferred Stocks
   (Cost $727,923)                                                       726,225
--------------------------------------------------------------------------------
                                                       PRINCIPAL
                                                        AMOUNT
U.S. DOLLAR DENOMINATED CONVERTIBLE
 BONDS & NOTES - 2.06%

COMPUTERS (HARDWARE) - 1.02%

Candescent Technology Corp., Sr. Conv. Sub. Deb.,
 7.00%, 05/01/03(b) (Acquired 04/17/98; Cost
 $396,154)                                           $   412,000         321,360
--------------------------------------------------------------------------------
                                                        PRINCIPAL       MARKET
                                                         AMOUNT          VALUE
TELECOMMUNICATIONS (LONG DISTANCE) - 1.04%

Global Telesystems Group, Conv. Notes, 8.75%, 06/30/00  $ 80,000  $      325,600
--------------------------------------------------------------------------------
  Total U.S. Dollar Denominated Convertible Bonds &
   Notes (Cost $541,078)                                                 646,960
--------------------------------------------------------------------------------

U.S. DOLLAR DENOMINATED NON-CONVERTIBLE BONDS &
 NOTES - 10.50%

BROADCASTING (TELEVISION, RADIO
 & CABLE) - 0.78%

Comcast Cable Communications, Unsec. Unsub. Notes,
 6.20%, 11/15/08                                         150,000         139,960
--------------------------------------------------------------------------------
Comcast Corp., Sr. Sub. Deb., 9.50%, 01/15/08            100,000         104,750
--------------------------------------------------------------------------------
                                                                         244,710
--------------------------------------------------------------------------------

CONSUMER FINANCE - 0.26%

GMAC, Notes, 9.00%, 10/15/02                              75,000          80,677
--------------------------------------------------------------------------------

ELECTRIC COMPANIES - 2.79%

Cleveland Electric Illuminating Co. (The),
 Sr. Sec. Series D Notes, 7.43%, 11/01/09                150,000         151,130
--------------------------------------------------------------------------------
Commonwealth Edison Co., First Mortgage Notes, 7.50%,
 07/01/13                                                130,000         136,670
--------------------------------------------------------------------------------
El Paso Electric Co.,
 Series D Sec. First Mortgage Bonds, 8.90%, 02/01/06      75,000          80,888
--------------------------------------------------------------------------------
 Series E. Sec. First Mortgage Bonds, 9.40%, 05/01/11    100,000         112,431
--------------------------------------------------------------------------------
Texas - New Mexico Power, Sec.
 Sr. Notes, 6.25%, 01/15/09                              250,000         223,168
--------------------------------------------------------------------------------
Western Resources, Inc.,
 Sr. Unsec. Notes, 6.25%, 08/15/03                        75,000          73,667
--------------------------------------------------------------------------------
 Sr. Unsec. Notes, 7.125%, 08/01/09                      100,000          99,484
--------------------------------------------------------------------------------
                                                                         877,438
--------------------------------------------------------------------------------

NATURAL GAS - 2.58%

Dynegy, Inc., Sr. Unsec. Deb., 7.125%, 05/15/18          100,000          93,492
--------------------------------------------------------------------------------
Enron Corp., Sr. Sub. Deb., 8.25%, 09/15/12              400,000         424,140
--------------------------------------------------------------------------------
K N Energy, Inc., Unsec. Deb., 7.35%, 08/01/26           250,000         246,983
--------------------------------------------------------------------------------
PanEnergy Corp., Notes, 7.875%, 08/15/04                  45,000          47,103
--------------------------------------------------------------------------------
                                                                         811,718
--------------------------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION) - 0.32%

Tennessee Gas Pipeline Co., Unsec. Bonds, 7.00%,
 03/15/27                                                100,000          99,996
--------------------------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT) - 1.16%

AES Corp.
 Sr. Notes, 8.00%, 12/31/08                              100,000          94,500
--------------------------------------------------------------------------------
 Sr. Sub. Notes, 10.25%, 07/15/06                         75,000          77,250
--------------------------------------------------------------------------------
Arizona Public Service Co., Deb., 8.00%, 12/30/15         75,000          78,686
--------------------------------------------------------------------------------
Indiana Michigan Power, Sec. Lease Obligation Bonds,
 9.82%, 12/07/22                                          93,396         115,105
--------------------------------------------------------------------------------
                                                                         365,541
--------------------------------------------------------------------------------

                         AIM V.I. GLOBAL UTILITIES FUND

                                                        PRINCIPAL         MARKET
                                                          AMOUNT           VALUE
TELECOMMUNICATIONS (LONG DISTANCE) - 1.23%

AT&T Corp., Sr. Notes, 7.75%, 03/01/07                 $  150,000 $      158,997
--------------------------------------------------------------------------------
Sprint Capital Corp., Sr. Unsec. Gtd. Notes, 6.875%,
 11/15/28                                                 250,000        228,970
--------------------------------------------------------------------------------
                                                                         387,967
--------------------------------------------------------------------------------

TELEPHONE - 1.38%

GTE Florida, Inc., Unsec. Deb., 6.86%, 02/01/28           250,000        238,400
--------------------------------------------------------------------------------
SBC Communications, Inc., Deb., 7.375/%, 07/15/43         200,000        196,212
--------------------------------------------------------------------------------
                                                                         434,612
--------------------------------------------------------------------------------
Total U.S. Dollar Denominated
 Non-Convertible Bonds & Notes
 (Cost $3,454,799)                                                     3,302,659
--------------------------------------------------------------------------------

NON-U.S. DOLLAR DENOMINATED CONVERTIBLE BONDS &
 NOTES - 1.74%(c)

FRANCE - 0.33%

France Telecom (Telephone), Conv. Bonds, 2.00%,
 01/01/04                                         FRF     603,520        105,008
--------------------------------------------------------------------------------

UNITED KINGDOM - 1.41%

National Grid Co. PLC (Electric Companies), Conv.
 Bonds, 4.25%, 02/17/08                           GBP     240,000        444,030
--------------------------------------------------------------------------------
  Total Non-U.S. Dollar Denominated Convertible Bonds
   & Notes
   (Cost $504,278)                                                       549,038
--------------------------------------------------------------------------------

NON-U.S. DOLLAR DENOMINATED NON-CONVERTIBLE BONDS &
 NOTES - 2.06%(c)

CANADA - 2.06%

Bell Canada (Telecommunications-Cellular/Wireless),
 Series EW Deb., 8.80%, 08/17/05                  CAD      50,000         38,815
--------------------------------------------------------------------------------
 Unsec. Deb., 10.875%, 10/11/04                            50,000         40,674
--------------------------------------------------------------------------------
Canadian Oil Debco Inc. (Oil & Gas-Exploration &
 Production), Deb., 11.00%, 10/31/00                      100,000         72,718
--------------------------------------------------------------------------------
Clearnet Communications, Inc. (Telephone), Unsec. Sr.
 Disc. Notes, 5.303%, 02/15/09(d)                         300,000        111,978
--------------------------------------------------------------------------------
Ontario Hydro (Electric Companies), Sr. Unsec. Gtd.
 Notes, 9.00%, 06/24/02                                   200,000        147,936
--------------------------------------------------------------------------------
Telegobe Canada, Inc. (Telephone), Unsec. Deb.,
 8.35%, 06/20/03                                          100,000         73,613
--------------------------------------------------------------------------------
TransCanada Pipelines (Natural Gas),
 Series Q Deb., 10.625%, 10/20/09                         125,000        110,674
--------------------------------------------------------------------------------
 Unsec. Notes 8.55%, 02/01/06                              70,000         52,878
--------------------------------------------------------------------------------
                                                                         649,286
--------------------------------------------------------------------------------
  Total Non-U.S. Dollar Denominated Non-Convertible
   Bonds & Notes
   (Cost $676,147)                                                       649,286
--------------------------------------------------------------------------------

U.S. TREASURY SECURITIES - 0.97%

U.S. TREASURY BONDS - 0.48%

7.625%, 02/15/25                                          130,000        152,997
--------------------------------------------------------------------------------

                                                           PRINCIPAL      MARKET
                                                              AMOUNT       VALUE
U.S. TREASURY NOTES - 0.49%

6.625%, 06/30/01                                          $  150,000 $   153,045
--------------------------------------------------------------------------------
  Total U.S. Treasury Securities (Cost $292,052)                         306,042
--------------------------------------------------------------------------------
  Total Investments Excluding Repurchase Agreements (Cost
   $19,465,968)                                                       28,047,078
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT - 10.55%(e)

Dean Witter Reynolds, Inc., 4.85%, 07/01/99 (Cost
 $3,318,890)(f)                                            3,318,890   3,318,890
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.68%                                            31,365,968
================================================================================
OTHER ASSETS LESS LIABILITIES - 0.32%                                    101,134
================================================================================
NET ASSETS - 100.00%                                                 $31,467,102
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The aggregate market value of these securities at 06/30/99 was $536,347 which represented 1.70% of the Fund's net assets.
(c) Foreign denominated security. Par value and coupon are denominated in currency indicated.
(d) Step bond issued at a discount. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(e) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(f) Joint repurchase agreement entered into 06/30/99 with a maturing value of $100,013,472. Collaterized by U.S. Government agency obligations.

INVESTMENT ABBREVIATIONS:

ADR    - American Depositary Receipt
CAD    - Canadian Dollars
Conv.  - Convertible
Deb.   - Debentures
FRF    - French Franc
GBP    - British Pound Sterling
GDR    - Global Depositary Receipt
Gtd.   - Guaranteed
Pfd.   - Preferred
Rts.   - Rights
Sec.   - Secured
Sr.    - Senior
Sub.   - Subordinated
Unsec. - Unsecured
Unsub. - Unsubordinated

See Notes to Financial Statements.

                        AIM V.I. GLOBAL UTILITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1999
(Unaudited)

ASSETS:

Investments, excluding repurchase agreement, at market
 value (cost $19,465,968)                                 $28,047,078
---------------------------------------------------------------------
Repurchase agreement (cost $3,318,890)                      3,318,890
---------------------------------------------------------------------
Foreign currencies, at value (cost $2,497)                      2,468
---------------------------------------------------------------------
Receivables for:
 Capital stock sold                                            13,801
---------------------------------------------------------------------
 Dividends and interest                                       151,883
---------------------------------------------------------------------
 Investments sold                                              77,241
---------------------------------------------------------------------
Investment for deferred compensation plan                      18,795
---------------------------------------------------------------------
  Total assets                                             31,630,156
---------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                        114,946
---------------------------------------------------------------------
 Capital stock reacquired                                         736
---------------------------------------------------------------------
 Deferred compensation plan                                    18,795
---------------------------------------------------------------------
Accrued advisory fees                                          16,492
---------------------------------------------------------------------
Accrued directors' fees                                         2,300
---------------------------------------------------------------------
Accrued operating expenses                                      9,776
---------------------------------------------------------------------
  Total liabilities                                           163,054
---------------------------------------------------------------------
Net assets applicable to shares outstanding               $31,467,102
=====================================================================

CAPITAL SHARES, $0.001 PAR VALUE PER SHARE:

 Authorized                                               250,000,000
---------------------------------------------------------------------
 Outstanding                                                1,693,285
=====================================================================
Net asset value, offering and redemption price per share       $18.58
=====================================================================


STATEMENT OF OPERATIONS

For the six months ended June 30, 1999
(Unaudited)

INVESTMENT INCOME:

Dividends (net of $10,360 foreign withholding tax)        $  227,227
---------------------------------------------------------------------
Interest                                                     239,546
---------------------------------------------------------------------
 Total investment income                                     466,773
---------------------------------------------------------------------

EXPENSES:

Advisory fees                                                 93,074
---------------------------------------------------------------------
Administrative services fees                                  25,132
---------------------------------------------------------------------
Custodian fees                                                13,139
---------------------------------------------------------------------
Directors' fees and expenses                                   4,392
---------------------------------------------------------------------
Professional fees                                             16,778
---------------------------------------------------------------------
Other                                                          5,014
---------------------------------------------------------------------
 Total expenses                                              157,529
---------------------------------------------------------------------
Less: Expenses paid indirectly                                  (149)
---------------------------------------------------------------------
 Net expenses                                                157,380
---------------------------------------------------------------------
Net investment income                                        309,393
---------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
 SECURITIES AND FOREIGN CURRENCIES

Net realized gain (loss) from:
 Investment securities                                     1,031,157
---------------------------------------------------------------------
 Foreign currencies                                          (15,492)
---------------------------------------------------------------------
                                                           1,015,665
---------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of:
 Investment securities                                       678,940
---------------------------------------------------------------------
 Foreign currencies                                             (329)
---------------------------------------------------------------------
                                                             678,611
---------------------------------------------------------------------
 Net gain on investment securities and foreign currencies  1,694,276
---------------------------------------------------------------------
Net increase in net assets resulting from operations      $2,003,669
=====================================================================

See Notes to Financial Statements.

                         AIM V.I. GLOBAL UTILITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 1999 and the year ended December 31, 1998 (Unaudited)

                                                        JUNE 30,   DECEMBER 31,
                                                          1999         1998
                                                       ----------------------
OPERATIONS:

 Net investment income                                 $   309,393 $   610,580
-------------------------------------------------------------------------------
 Net realized gain (loss) from investment securities,
  foreign currencies, futures and option contracts       1,015,665     (59,962)
-------------------------------------------------------------------------------
 Change in net unrealized appreciation of investment
  securities, foreign currencies and option contracts      678,611   3,278,654
-------------------------------------------------------------------------------
  Net increase in net assets resulting from operations   2,003,669   3,829,272
-------------------------------------------------------------------------------
 Dividends to shareholders from net investment income           --    (450,038)
-------------------------------------------------------------------------------
 Distributions from net realized gains                          --    (187,121)
-------------------------------------------------------------------------------
 Net increase from capital stock transactions            1,329,805   2,862,654
-------------------------------------------------------------------------------
  Net increase in net assets                             3,333,474   6,054,767
-------------------------------------------------------------------------------

NET ASSETS:

 Beginning of year                                      28,133,628  22,078,861
-------------------------------------------------------------------------------
 End of year                                           $31,467,102 $28,133,628
===============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)            $21,028,498 $19,698,693
-------------------------------------------------------------------------------
 Undistributed net investment income                       917,531     608,138
-------------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities, foreign currencies, futures
  and option contracts                                     940,214     (75,451)
-------------------------------------------------------------------------------
 Unrealized appreciation of investment securities,
  foreign currencies and option contracts                8,580,859   7,902,248
-------------------------------------------------------------------------------
                                                       $31,467,102 $28,133,628
===============================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 1999
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of sixteen portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Global Utilities Fund (the "Fund"). The Fund's investment objective is to achieve a high level of current income, and as a secondary objective the Fund seeks to achieve capital appreciation, by investing primarily in the common and preferred stocks of public utility companies (either domestic or foreign). Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or, absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New

                        AIM V.I. GLOBAL UTILITIES FUND

   York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Realized gains or losses from securities transactions are recorded on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Such distributions are declared and paid annually.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund had capital loss carryforwards (which may be carried forward to offset future taxable capital gains, if any) of $50,716 as of December 31, 1998, which expires, if not previously utilized, through the year 2006. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.
D. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
E. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock-in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to pay certain administrative costs incurred in providing accounting services and other administrative services to the Fund. During the six months ended June 30, 1999, AIM was paid $25,132 for accounting and administrative services rendered by AIM.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the six months ended June 30, 1999, the Fund incurred legal fees of $1,878 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - INDIRECT EXPENSES
The Fund received reductions in custodian fees of $149 under an expense offset arrangement. The effect of this arrangement resulted in a reduction of the Fund's total expenses of $149 during the six months ended June 30, 1999.

NOTE 4 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - BANK BORROWINGS
The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $975,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 1999, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

                        AIM V.I. GLOBAL UTILITIES FUND

NOTE 6 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 1999 was $5,558,483 and $4,925,822, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of June 30, 1999 is as follows:

Aggregate unrealized appreciation of investment securities    $9,101,958
-------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities    (520,858)
-------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $8,581,100
=========================================================================

 Cost of investments for tax purposes is $22,784,868.

NOTE 7 - CAPITAL STOCK
Changes in capital stock outstanding during the six months ended June 30, 1999, and the year ended December 31, 1998 were as follows:

                                 JUNE 30,             DECEMBER 31
                                   1999                  1998
                           ---------------------  --------------------
                            SHARES     AMOUNT      SHARES     AMOUNT
                           --------  -----------  --------  ----------
Sold                        284,859  $ 5,094,149   516,028  $8,375,181
-----------------------------------------------------------------------
Issued as reinvestment of
 distributions                   --           --    37,858     637,159
-----------------------------------------------------------------------
Reacquired                 (211,751)  (3,764,344) (380,439) (6,149,686)
-----------------------------------------------------------------------
                             73,108  $ 1,329,805   173,447  $2,862,654
=======================================================================

NOTE 8 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during the six months ended June 30, 1999, each of the years in the three-year period ended December 31, 1998, the eleven months ended December 31, 1995 and the period May 2, 1994 (date operations commenced) through January 31, 1995.

                                               DECEMBER 31,
                         JUNE 30,     ------------------------------------        JANUARY 31,
                           1999        1998     1997     1996        1995            1995
                         --------     -------  -------  -------     ------        -----------
Net asset value,
 beginning of period     $ 17.36      $ 15.26  $ 12.55   $11.64      $9.69          $10.00
-------------------------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income     0.17         0.35     0.32     0.40       0.29            0.27
-------------------------------------------------------------------------------------------------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)              1.05         2.15     2.40     0.99       1.98           (0.33)
-------------------------------------------------------------------------------------------------
  Total from investment
   operations               1.22         2.50     2.72     1.39       2.27           (0.06)
-------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net
   investment income          --        (0.28)      --    (0.41)     (0.31)          (0.25)
-------------------------------------------------------------------------------------------------
  Distributions from net
   realized gains             --        (0.12)   (0.01)   (0.07)     (0.01)             --
-------------------------------------------------------------------------------------------------
  Total distributions         --        (0.40)   (0.01)   (0.48)     (0.32)          (0.25)
-------------------------------------------------------------------------------------------------
Net asset value, end of
 period                  $ 18.58      $ 17.36  $ 15.26   $12.55     $11.64          $ 9.69
=================================================================================================
Total return(a)             7.03%       16.49%   21.63%   12.07%     23.73%          (0.56)%
=================================================================================================
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)   $31,467      $28,134  $22,079  $13,576     $8,394          $2,958
=================================================================================================
Ratio of expenses to
 average net assets         1.10%(b)     1.11%    1.28%    1.40%(c)   1.47%(c)(d)     1.31%(d)(e)
=================================================================================================
Ratio of net investment
 income to average net
 assets                     2.16%(b)     2.46%    2.81%    3.56%(c)   3.76%(c)(d)     4.39%(d)(e)
=================================================================================================
Portfolio turnover rate       19%          32%      28%      47%        58%             69%
=================================================================================================

(a) Totals returns are not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $28,875,556.
(c) After fee waivers and/or expense reimbursements. Ratios of expenses and net investment income to average net assets prior to fee waivers and/or expense reimbursements were 1.55%, 3.42% for 1996 and 2.44% (annualized) and 2.79% (annualized) for 1995, respectively.
(d) Annualized.
(e) After fee waivers and/or expense reimbursements. Ratios of expenses and net investment income to average net assets prior to fee waivers and/or expense reimbursements were 2.80% (annualized) and 2.90% (annualized), respectively.
                        AIM V.I. GLOBAL UTILITIES FUND
                                     FS-58

SCHEDULE OF INVESTMENTS

June 30, 1999
(Unaudited)

                                                     PRINCIPAL    MARKET
                                                       AMOUNT      VALUE

U.S. GOVERNMENT AGENCY SECURITIES - 66.71%

FEDERAL FARM CREDIT BANK - 3.42%

Medium term notes
 5.96%, 07/14/03                                     $  200,000 $   198,264
---------------------------------------------------------------------------
 5.80%, 06/17/05                                      1,000,000     976,500
---------------------------------------------------------------------------
 6.22%, 06/17/08                                      1,000,000     967,270
---------------------------------------------------------------------------
                                                                  2,142,034
---------------------------------------------------------------------------

FEDERAL HOME LOAN BANK - 3.76%

Debentures
 8.375%, 10/25/99                                       150,000     151,402
---------------------------------------------------------------------------
 6.00%, 06/27/00                                        250,000     251,322
---------------------------------------------------------------------------
 5.97%, 12/11/00                                      1,000,000   1,005,390
---------------------------------------------------------------------------
 7.31%, 07/06/01                                        500,000     514,630
---------------------------------------------------------------------------
 8.17%, 12/16/04                                        400,000     434,696
---------------------------------------------------------------------------
                                                                  2,357,440
---------------------------------------------------------------------------

FEDERAL HOME LOAN MORTGAGE CORP. ("FHLMC") - 15.53%

Debentures
 6.13%, 08/19/99                                        150,000     150,230
---------------------------------------------------------------------------
 6.45%, 04/29/09                                      1,000,000     968,140
---------------------------------------------------------------------------
Pass through certificates
 6.00%, 11/01/08 to 08/01/10                            634,467     616,023
---------------------------------------------------------------------------
 6.50%, 12/01/08 to 08/01/28                          4,281,855   4,168,791
---------------------------------------------------------------------------
 7.00%, 11/01/10 to 01/01/26                          1,077,769   1,083,565
---------------------------------------------------------------------------
 10.50%, 08/01/19                                       133,744     146,449
---------------------------------------------------------------------------
 8.50%, 09/01/20 to 12/01/26                          2,478,522   2,607,400
---------------------------------------------------------------------------
                                                                  9,740,598
---------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION ("FNMA") -
  24.45%

Debentures
 8.25%, 12/18/00                                        500,000     518,540
---------------------------------------------------------------------------
 7.50%, 02/11/02                                      1,350,000   1,398,695
---------------------------------------------------------------------------
 7.55%, 04/22/02                                        400,000     415,920
---------------------------------------------------------------------------
 8.50%, 02/01/05                                        500,000     508,495
---------------------------------------------------------------------------
 5.75%, 06/15/05                                        500,000     488,240
---------------------------------------------------------------------------
Medium term notes
 7.375%, 03/28/05                                       300,000     315,618
---------------------------------------------------------------------------
Pass through certificates
 7.50%, 11/01/09 to 07/01/27                          1,854,019   1,884,348
---------------------------------------------------------------------------
 6.50%, 10/01/10 to 06/01/23                          1,339,149   1,321,331
---------------------------------------------------------------------------
 7.00%, 07/01/11 to 01/01/28                          3,901,856   3,902,272
---------------------------------------------------------------------------
 6.00%, 10/01/13 to 12/01/13                          2,905,216   2,806,235
---------------------------------------------------------------------------
 8.50%, 09/01/24 to 02/01/25                          1,239,484   1,296,508
---------------------------------------------------------------------------

                                                     PRINCIPAL    MARKET
                                                       AMOUNT      VALUE

FEDERAL NATIONAL MORTGAGE ASSOCIATION ("FNMA") -
  CONTINUED

STRIPS(a)

 7.37%, 10/09/19                                     $1,800,000 $   480,888
---------------------------------------------------------------------------
                                                                 15,337,090
---------------------------------------------------------------------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ("GNMA") -
  15.37%

Pass through certificates
 9.50%, 08/15/03 to 09/15/16                             48,748      52,836
---------------------------------------------------------------------------
 9.00%, 09/15/08 to 10/15/16                            108,246     115,790
---------------------------------------------------------------------------
 11.00%, 10/15/15                                        25,893      28,668
---------------------------------------------------------------------------
 10.50%, 09/15/17 to 11/15/19                            22,036      24,177
---------------------------------------------------------------------------
 10.00%, 06/15/19                                       758,368     826,621
---------------------------------------------------------------------------
 6.50%, 12/15/23                                        389,627     378,059
---------------------------------------------------------------------------
 8.00%, 07/15/24 to 07/15/26                          2,674,834   2,759,791
---------------------------------------------------------------------------
 7.50%, 05/15/27 to 08/15/28                          2,129,593   2,155,684
---------------------------------------------------------------------------
 7.00%, 04/15/28 to 06/15/28                          3,332,751   3,296,754
---------------------------------------------------------------------------
                                                                  9,638,380
---------------------------------------------------------------------------

PRIVATE EXPORT FUNDING COMPANY - 0.49%

Debentures
 7.30%, 01/31/02                                        300,000     309,078
---------------------------------------------------------------------------

STUDENT LOAN MARKETING ASSOCIATION - 0.48%

Debentures
 5.55%, 12/15/99                                        150,000     150,146
 6.50%, 08/01/02                                        150,000     151,926
---------------------------------------------------------------------------
                                                                    302,072
---------------------------------------------------------------------------

TENNESSEE VALLEY AUTHORITY - 3.21%

Debentures
 6.375%, 06/15/05                                     2,000,000   2,014,400
---------------------------------------------------------------------------
  Total U.S. Government Agency Securities (Cost
   $42,220,968)                                                  41,841,092
---------------------------------------------------------------------------

U.S. TREASURY SECURITIES - 17.54%

U.S. TREASURY BONDS & NOTES - 16.16%

 6.125%, 12/31/01                                       500,000     506,010
---------------------------------------------------------------------------
 6.00%, 07/31/02                                        300,000     303,138
---------------------------------------------------------------------------
 5.25%, 08/15/03                                      3,500,000   3,439,100
---------------------------------------------------------------------------
 4.75%, 02/15/04                                      3,000,000   2,883,990
---------------------------------------------------------------------------
 5.50%, 02/15/08                                      1,000,000     973,220
---------------------------------------------------------------------------
 6.875%, 08/15/25                                       500,000     541,110
---------------------------------------------------------------------------
 6.125%, 11/15/27                                     1,500,000   1,488,120
---------------------------------------------------------------------------
                                                                 10,134,688
---------------------------------------------------------------------------

                      AIM V.I. GOVERNMENT SECURITIES FUND

                                                           PRINCIPAL    MARKET
                                                             AMOUNT      VALUE
U.S. TREASURY STRIPS(a) - 1.38%

 5.378%, 05/15/06                                          $  750,000 $   499,717
---------------------------------------------------------------------------------
 6.80%, 11/15/18                                            1,250,000     367,838
---------------------------------------------------------------------------------
                                                                          867,555
---------------------------------------------------------------------------------
  Total U.S. Treasury Securities
   (Cost $11,373,618)                                                  11,002,243
---------------------------------------------------------------------------------
  Total Investments Excluding, Repurchase Agreement (Cost
   $53,594,586)                                                        52,843,335
---------------------------------------------------------------------------------

REPURCHASE AGREEMENT - 14.98%(b)

CIBC Oppenheimer, 5.00%, 07/01/99(c)
 (Cost $9,393,793)                                          9,393,793   9,393,793
---------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.23%                                             62,237,128
---------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES--0.77%                                      484,344
---------------------------------------------------------------------------------
NET ASSETS - 100.00%                                                  $62,721,472
=================================================================================

NOTES TO SCHEDULE OF INVESTMENTS:

(a) STRIPS are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Joint repurchase agreement entered into 06/30/99 with a maturing value of $50,006,945. Collateralized by U.S. Government obligations.

Abbreviation:
STRIPS - Separately Traded Registered Interest and Principal Security


See Notes to Financial Statements.

                      AIM V.I. GOVERNMENT SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1999
(Unaudited)

ASSETS:

Investments, excluding repurchase agreement, at market
 value (cost $53,594,586)                                 $ 52,843,335
----------------------------------------------------------------------
Repurchase agreement (cost $9,393,793)                       9,393,793
----------------------------------------------------------------------
Receivables for:
 Capital stock sold                                             75,519
----------------------------------------------------------------------
 Interest                                                      494,448
----------------------------------------------------------------------
 Paydowns                                                        6,232
----------------------------------------------------------------------
Investment for deferred compensation plan                       21,978
----------------------------------------------------------------------
Other assets                                                       545
----------------------------------------------------------------------
  Total assets                                              62,835,850
----------------------------------------------------------------------

LIABILITIES:

Payables for:
 Capital stock reacquired                                       26,992
----------------------------------------------------------------------
 Deferred compensation plan                                     21,978
----------------------------------------------------------------------
Accrued advisory fees                                           25,063
----------------------------------------------------------------------
Accrued administrative services fees                            10,690
----------------------------------------------------------------------
Accrued directors' fees and expenses                             3,700
----------------------------------------------------------------------
Accrued operating expenses                                      25,955
----------------------------------------------------------------------
  Total liabilities                                            114,378
----------------------------------------------------------------------
Net assets applicable to shares outstanding               $ 62,721,472
======================================================================

CAPITAL SHARES, $0.001 PAR VALUE PER SHARE:

 Authorized                                                250,000,000
----------------------------------------------------------------------
 Outstanding                                                 5,730,208
======================================================================
Net asset value, offering and redemption price per share        $10.95
======================================================================



STATEMENT OF OPERATIONS

For the six months ended June 30, 1999
(Unaudited)

INVESTMENT INCOME:

Interest                                                         $ 2,067,019
-----------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                        148,812
-----------------------------------------------------------------------------
Administrative services fees                                          40,450
-----------------------------------------------------------------------------
Custodian fees                                                        10,579
-----------------------------------------------------------------------------
Directors' fees and expenses                                           6,062
-----------------------------------------------------------------------------
Interest expense                                                      12,190
-----------------------------------------------------------------------------
Professional fees                                                     17,827
-----------------------------------------------------------------------------
Other                                                                 10,199
-----------------------------------------------------------------------------
  Total expenses                                                     246,119
-----------------------------------------------------------------------------
Net investment income                                              1,820,900
-----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES:

Net realized gain (loss) from investment securities               (1,110,342)
-----------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of
 investment securities                                            (1,934,302)
-----------------------------------------------------------------------------
 Net gain (loss) on investment securities                         (3,044,644)
-----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations  $(1,223,744)
=============================================================================

See Notes to Financial Statements.

                      AIM V.I. GOVERNMENT SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 1999 and the year ended December 31, 1998 (Unaudited)

                                                      JUNE 30,    DECEMBER 31,
                                                        1999          1998
                                                     -----------  ------------
OPERATIONS:

Net investment income                                $ 1,820,900  $ 2,530,613
------------------------------------------------------------------------------
Net realized gain (loss) from investment securities   (1,110,342)     241,993
------------------------------------------------------------------------------
Change in net unrealized appreciation
 (depreciation) of investment securities              (1,934,302)     445,919
------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting
     from operations                                  (1,223,744)   3,218,525
------------------------------------------------------------------------------
Dividends from net investment income                          --   (1,611,964)
------------------------------------------------------------------------------
Net increase from capital stock transactions           5,760,535   22,778,324
------------------------------------------------------------------------------
    Net increase in net assets                         4,536,791   24,384,885
------------------------------------------------------------------------------

NET ASSETS:

 Beginning of year                                    58,184,681   33,799,796
------------------------------------------------------------------------------
 End of year                                         $62,721,472  $58,184,681
==============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)          $60,518,530  $54,757,995
------------------------------------------------------------------------------
 Undistributed net investment income                   4,309,645    2,488,745
------------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities                               (1,355,452)    (245,110)
------------------------------------------------------------------------------
 Unrealized appreciation (depreciation) of
  investment securities                                 (751,251)   1,183,051
------------------------------------------------------------------------------
                                                     $62,721,472  $58,184,681
==============================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 1999
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of sixteen portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Government Securities Fund (the "Fund"). The Fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal by investing in debt securities issued, guaranteed or otherwise backed by the United States Government. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.

A. Security Valuations - Debt obligations that are issued or guaranteed by the U.S. Government, its agencies, authorities, and instrumentalities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate, maturity and seasoning differential. Securities for which market prices are not provided by the pricing service are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations are either not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.
B. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. The Fund may engage in dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage security held in the portfolio to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar

                      AIM V.I. GOVERNMENT SECURITIES FUND
   security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be reinvested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold.
    Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.
    Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Realized gains or losses from securities transactions are recorded on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Such distributions are declared and paid annually.
C. Federal Income Taxes - For federal income tax purposes, each portfolio in the Company is taxed as a separate entity. It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund had capital loss carryforwards (which may be carried forward to offset future taxable capital gains, if any) of $180,497 as of December 31, 1998, which expires, if not previously utilized, through the year 2004. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% of the first $250 million of the Fund's average daily net assets, plus 0.45% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to pay certain administrative costs incurred in providing accounting services and other administrative services to the Fund. During the six months ended June 30, 1999, AIM was paid $22,486 for accounting and administrative services rendered by AIM.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor of the Fund's shares.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the six months ended June 30, 1999, the Fund incurred legal fees of $1,908 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest a director's fees, if so elected by such director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - BORROWINGS
Reverse repurchase agreements involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed-upon price and date. Proceeds from reverse repurchase agreements are treated as borrowings. The agreements are collateralized by the underlying securities and are carried at the amount at which the securities will subsequently be repurchased as specified in the agreements. The maximum amount outstanding during the six months ended June 30, 1999 was $3,221,250 while borrowings averaged $1,010,663 per day with a weighted average interest rate of 2.40%. No borrowings existed at June 30, 1999.
 The Fund will limit its borrowings from banks, reverse repurchase agreements and dollar roll transactions to an aggregate of 33 1/3% of its total assets at the time of investment. The Fund will not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets.
 The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $975,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 1999, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended
June 30, 1999 was $13,351,944 and $13,474,325, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of June 30, 1999 is as follows:

Aggregate unrealized appreciation of investment securities    $   258,523
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (1,046,025)
--------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment
 securities                                                   $  (787,502)
==========================================================================

 Cost of investments for tax purposes is $63,024,630.

                      AIM V.I. GOVERNMENT SECURITIES FUND

NOTE 6 - CAPITAL STOCK
Changes in capital stock outstanding during the six months ended June 30, 1999 and the year ended December 31, 1998 were as follows:

                                  JUNE 30,                DECEMBER 31,
                                    1999                      1998
                           ------------------------  ------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ----------  ------------
Sold                        2,015,202  $ 22,281,052   3,062,093  $ 34,224,621
------------------------------------------------------------------------------
Issued as reinvestment of
 dividends                         --            --     144,183     1,611,964
------------------------------------------------------------------------------
Reacquired                 (1,490,564)  (16,520,517) (1,168,506)  (13,058,261)
------------------------------------------------------------------------------
                              524,638  $  5,760,535   2,037,770  $ 22,778,324
==============================================================================

NOTE 7 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during the six months ended June 30, 1999, each of the years in the three-year period ended December 31, 1998, the eleven months ended December 31, 1995 and the year ended January 31, 1995.

                                                                               JANUARY
                           JUNE 30,              DECEMBER 31,                    31,
                           --------     ----------------------------------     -------
                           1999(a)      1998(a)   1997     1996     1995        1995
                           --------     -------  -------  -------  -------     -------
Net asset value,
 beginning of period       $ 11.18      $ 10.67  $  9.87  $ 10.17  $  9.39     $ 10.24
------------------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income       0.34         0.63     0.59     0.58     0.54        0.53
------------------------------------------------------------------------------------------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)               (0.57)        0.20     0.22    (0.35)    0.74       (0.88)
------------------------------------------------------------------------------------------
    Total from investment
     operations              (0.23)        0.83     0.81     0.23     1.28       (0.35)
------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net
   investment income            --        (0.32)   (0.01)   (0.53)   (0.50)      (0.50)
------------------------------------------------------------------------------------------
Net asset value, end of
 period                    $ 10.95      $ 11.18  $ 10.67  $  9.87  $ 10.17     $  9.39
==========================================================================================
Total return(b)              (2.06)%       7.73%    8.16%    2.29%   13.84%      (3.42)%
==========================================================================================
Ratios/supplemental data:
Net assets, end of period
 (000s omitted)            $62,721      $58,185  $33,800  $24,527  $19,545     $12,887
==========================================================================================
Ratio of expenses
 (exclusive of interest
 expense) to average net
 assets                       0.79%(c)     0.76%    0.87%    0.91%    1.19%(d)    0.95%(e)
==========================================================================================
Ratio of net investment
 income to average net
 assets                       6.12%(c)     5.70%    5.85%    5.80%    5.78%(d)    5.51%(f)
==========================================================================================
Ratio of interest expense
 to average net assets        0.04%         N/A      N/A      N/A      N/A         N/A
==========================================================================================
Portfolio turnover rate         25%          78%      66%      32%      41%         29%
==========================================================================================

(a) Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $60,017,920.
(d) Annualized.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.10% for January 1995.
(f) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements was 5.35% for January 1995.

                      AIM V.I. GOVERNMENT SECURITIES FUND
                                     FS-64

SCHEDULE OF INVESTMENTS

June 30, 1999
(Unaudited)

                                                         MARKET
                                               SHARES     VALUE
DOMESTIC COMMON STOCKS - 88.78%

BANKS (REGIONAL) - 0.16%

North Fork Bancorporation, Inc.                 35,200 $    750,200
-------------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE) - 5.34%

AT&T Corp.-Liberty Media Group-Class A(a)      120,200    4,417,350
-------------------------------------------------------------------
Cablevision Systems Corp.-Class A(a)             9,900      693,000
-------------------------------------------------------------------
Clear Channel Communications, Inc.(a)           89,925    6,199,205
-------------------------------------------------------------------
Comcast Corp.-Class A                          153,800    5,911,687
-------------------------------------------------------------------
Cox Communications, Inc.-Class A(a)             99,000    3,644,437
-------------------------------------------------------------------
Infinity Broadcasting Corp.-Class A(a)         157,600    4,688,600
-------------------------------------------------------------------
                                                         25,554,279
-------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 5.82%

General Instrument Corp.(a)                     72,000    3,060,000
-------------------------------------------------------------------
Lucent Technologies, Inc.                      197,804   13,339,390
-------------------------------------------------------------------
Motorola, Inc.                                  55,000    5,211,250
-------------------------------------------------------------------
QUALCOMM, Inc.(a)                               22,200    3,185,700
-------------------------------------------------------------------
Tellabs, Inc.(a)                                45,000    3,040,312
-------------------------------------------------------------------
                                                         27,836,652
-------------------------------------------------------------------

COMPUTERS (HARDWARE) - 4.09%

International Business Machines Corp.           98,000   12,666,500
-------------------------------------------------------------------
Sun Microsystems, Inc.(a)(b)                   100,000    6,887,500
-------------------------------------------------------------------
                                                         19,554,000
-------------------------------------------------------------------

COMPUTERS (NETWORKING) - 2.07%

Cisco Systems, Inc.(a)(b)                      153,300    9,887,850
-------------------------------------------------------------------

COMPUTERS (PERIPHERALS) - 1.28%

EMC Corp.(a)(b)                                 44,000    2,420,000
-------------------------------------------------------------------
Lexmark International Group, Inc.(a)            56,000    3,699,500
-------------------------------------------------------------------
                                                          6,119,500
-------------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES) - 10.52%

America Online, Inc.(b)                        135,000   14,917,500
-------------------------------------------------------------------
Citrix Systems, Inc.(a)                         64,400    3,638,600
-------------------------------------------------------------------
Compuware Corp.(a)                             102,500    3,260,781
-------------------------------------------------------------------
Microsoft Corp.(a)                             105,800    9,541,837
-------------------------------------------------------------------
Novell, Inc.(a)                                  5,500      145,750
-------------------------------------------------------------------
Unisys Corp.(a)                                305,000   11,875,937
-------------------------------------------------------------------
Veritas Software Corp.(a)                        6,100      579,119
-------------------------------------------------------------------
Yahoo!, Inc.(a)                                 37,000    6,373,250
-------------------------------------------------------------------
                                                         50,332,774
-------------------------------------------------------------------


                                                           MARKET
                                                SHARES     VALUE
CONSUMER FINANCE - 0.55%

Capital One Financial Corp.                     36,000 $  2,004,750
-------------------------------------------------------------------
Providian Financial Corp.                        6,700      626,450
-------------------------------------------------------------------
                                                          2,631,200
-------------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH) - 0.04%

AmeriSource Health Corp.-Class A(a)              7,800      198,900
-------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 2.46%

General Electric Co.                            50,000    5,650,000
-------------------------------------------------------------------
Sanmina Corp.(a)(b)                             51,600    3,915,150
-------------------------------------------------------------------
Symbol Technologies, Inc.                       60,450    2,229,094
-------------------------------------------------------------------
                                                         11,794,244
-------------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 3.72%

Analog Devices, Inc.(a)                         60,000    3,011,250
-------------------------------------------------------------------
Intel Corp.(b)(c)                               36,000    2,142,000
-------------------------------------------------------------------
LSI Logic Corp.(a)                              20,900      964,012
-------------------------------------------------------------------
Texas Instruments, Inc.                         40,000    5,800,000
-------------------------------------------------------------------
Xilinx, Inc.(a)                                103,000    5,896,750
-------------------------------------------------------------------
                                                         17,814,012
-------------------------------------------------------------------

ENTERTAINMENT - 1.80%

Time Warner, Inc.                              117,000    8,599,500
-------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 3.78%

American Express Co.                            15,000    1,951,875
-------------------------------------------------------------------
Fannie Mae                                      91,500    6,256,312
-------------------------------------------------------------------
Freddie Mac                                    170,000    9,860,000
-------------------------------------------------------------------
                                                         18,068,187
-------------------------------------------------------------------

FOOTWEAR - 0.46%

Nike, Inc.-Class B                              35,000    2,215,937
-------------------------------------------------------------------

HEALTH CARE (DIVERSIFIED) - 6.64%

Abbott Laboratories                             98,600    4,486,300
-------------------------------------------------------------------
Bristol-Myers Squibb Co.                       125,000    8,804,687
-------------------------------------------------------------------
Johnson & Johnson                               68,500    6,713,000
-------------------------------------------------------------------
Warner-Lambert Co.                             170,000   11,793,750
-------------------------------------------------------------------
                                                         31,797,737
-------------------------------------------------------------------

HEALTH CARE (DRUGS - MAJOR PHARMACEUTICALS) -
  2.99%

Lilly (Eli) & Co.                               62,000    4,440,750
-------------------------------------------------------------------
Pharmacia & Upjohn, Inc.                       143,000    8,124,187
-------------------------------------------------------------------
Schering-Plough Corp.                           32,500    1,722,500
-------------------------------------------------------------------
                                                         14,287,437
-------------------------------------------------------------------

                              AIM V.I. GROWTH FUND

                                                                  MARKET
                                                        SHARES     VALUE
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 6.29%

Bausch & Lomb, Inc.                                     46,400 $  3,549,600
---------------------------------------------------------------------------
Becton, Dickinson & Co.                                 79,900    2,397,000
---------------------------------------------------------------------------
Boston Scientific Corp.(a)                              60,000    2,636,250
---------------------------------------------------------------------------
Guidant Corp.                                          300,000   15,431,250
---------------------------------------------------------------------------
Medtronic, Inc.                                         78,026    6,076,275
---------------------------------------------------------------------------
                                                                 30,090,375
---------------------------------------------------------------------------

INSURANCE (MULTI-LINE) - 1.40%

American International Group, Inc.                      57,360    6,714,705
---------------------------------------------------------------------------

INVESTMENT MANAGEMENT - 0.63%

Knight/Trimark Group, Inc.-Class A(a)                   50,000    3,015,625
---------------------------------------------------------------------------

LODGING-HOTELS - 0.88%

Carnival Corp.                                          87,200    4,229,200
---------------------------------------------------------------------------

MANUFACTURING (DIVERSIFIED) - 4.41%

Tyco International Ltd.                                175,000   16,581,250
---------------------------------------------------------------------------
United Technologies Corp.                               63,000    4,516,313
---------------------------------------------------------------------------
                                                                 21,097,563
---------------------------------------------------------------------------

NATURAL GAS - 0.51%

Enron Corp.                                             30,000    2,452,500
---------------------------------------------------------------------------

RAILROADS - 0.03%

Kansas City Southern Industries, Inc.                    2,300      146,769
---------------------------------------------------------------------------

RETAIL (BUILDING SUPPLIES) - 3.26%

Home Depot, Inc. (The)                                  97,000    6,250,438
---------------------------------------------------------------------------
Lowe's Companies, Inc.                                 165,000    9,353,438
---------------------------------------------------------------------------
                                                                 15,603,876
---------------------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS) - 1.67%

Best Buy Co., Inc.(a)                                   68,000    4,590,000
---------------------------------------------------------------------------
Tandy Corp.                                             70,000    3,421,250
---------------------------------------------------------------------------
                                                                  8,011,250
---------------------------------------------------------------------------

RETAIL (DISCOUNTERS) - 0.26%

Dollar Tree Stores, Inc.(a)                             28,800    1,267,200
---------------------------------------------------------------------------

RETAIL (FOOD CHAINS) - 1.41%

Kroger Co.(a)                                          200,200    5,593,088
---------------------------------------------------------------------------
Safeway, Inc.(a)                                        23,600    1,168,200
---------------------------------------------------------------------------
                                                                  6,761,288
---------------------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE) - 2.21%

Dayton Hudson Corp.                                     70,000    4,550,000
---------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                  125,000    6,031,250
---------------------------------------------------------------------------
                                                                 10,581,250
---------------------------------------------------------------------------

                                                                 MARKET
                                                       SHARES     VALUE
RETAIL (SPECIALTY) - 2.41%

Office Depot, Inc.(a)                                  232,750 $  5,135,047
---------------------------------------------------------------------------
Staples, Inc.(a)                                       161,000    4,980,938
---------------------------------------------------------------------------
Tiffany & Co.                                           14,600    1,408,900
---------------------------------------------------------------------------
                                                                 11,524,885
---------------------------------------------------------------------------

RETAIL (SPECIALTY - APPAREL) - 1.32%

Gap, Inc. (The)                                         54,000    2,720,250
---------------------------------------------------------------------------
Intimate Brands, Inc.                                   75,895    3,595,526
---------------------------------------------------------------------------
                                                                  6,315,776
---------------------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING) - 2.10%

Outdoor Systems, Inc.(a)                               275,000   10,037,500
---------------------------------------------------------------------------

SERVICES (DATA PROCESSING) - 2.47%

Affiliated Computer Services, Inc.-Class A(a)           29,100    1,473,188
---------------------------------------------------------------------------
Ceridian Corp.(a)                                       69,400    2,268,513
---------------------------------------------------------------------------
CSG Systems International, Inc.(a)                      67,900    1,778,131
---------------------------------------------------------------------------
First Data Corp.                                       100,000    4,893,750
---------------------------------------------------------------------------
Fiserv, Inc.(a)                                         45,225    1,416,108
---------------------------------------------------------------------------
                                                                 11,829,690
---------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 4.73%

MCI WorldCom, Inc.(a)(b)                               262,243   22,618,459
---------------------------------------------------------------------------

TEXTILES (APPAREL) - 1.07%

Tommy Hilfiger Corp.(a)                                 70,000    5,145,000
---------------------------------------------------------------------------
  Total Domestic Common Stocks (Cost $285,708,730)              424,885,320
---------------------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY INTERESTS - 4.65%

CANADA - 1.45%

Nortel Networks Corp. (Communications Equipment)        80,000    6,945,000
---------------------------------------------------------------------------

FINLAND - 1.69%

Nokia Oyj A.B.-Class A (Communications Equipment)       13,600    1,191,374
---------------------------------------------------------------------------
Nokia Oyj A.B.-Class A-ADR (Communications
 Equipment)                                             75,000    6,867,187
---------------------------------------------------------------------------
                                                                  8,058,561
---------------------------------------------------------------------------

NETHERLANDS - 1.51%

Koninklijke (Royal) Philips Electronics N.V.-ADR
 (Electrical Equipment)                                 26,680    2,691,345
---------------------------------------------------------------------------
Koninklijke (Royal) Phillips Electronics N.V.-
 (Electrical Equipment)                                 46,000    4,534,537
---------------------------------------------------------------------------
                                                                  7,225,882
---------------------------------------------------------------------------
  Total Foreign Stocks & Other Equity Interests
   (Cost $15,507,956)                                            22,229,443
---------------------------------------------------------------------------

                              AIM V.I. GROWTH FUND

OPTIONS PURCHASED - 0.00%
                                NUMBER OF EXERCISE EXPIRATION
                                CONTRACTS  PRICE      DATE    MARKET VALUE
ELECTRONICS (SEMICONDUCTORS) -
  0.00%
Intel Corp. (Cost $37,080)         360     $52.50    Jul-99   $     12,375
--------------------------------------------------------------------------

                                                   PRINCIPAL
                                                    AMOUNT
TIME DEPOSIT - 4.67%

CIBC Oppenheimer Corp., 5.50%,
 07/01/99 (Cost $22,363,210)                      $22,363,210   22,363,210
---------------------------------------------------------------------------

REPURCHASE AGREEMENT - 2.72%(d)

Greenwich Capital Markets, Inc., 5.00%, 07/01/99
 (Cost $13,000,037)(e)                             13,000,037   13,000,037
---------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.82%                                    482,490,385
===========================================================================
LIABILITIES LESS OTHER ASSETS - (0.82%)                         (3,903,545)
===========================================================================
NET ASSETS - 100.00%                                          $478,586,840
===========================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Non-income producing security.
(b) A portion of this security is subject to call options.
(c) A portion of this security is subject to put options.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreements entered into 06/30/99 with a maturing value of $100,013,889. Collaterialized by U.S. Government obligations.

Investment Abbreviation:
ADR - American Depositary Receipt

See Notes to Financial Statements.


                             AIM V.I. GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1999
(Unaudited)

ASSETS:

Investments at market value (cost $336,617,013)           $482,490,385
----------------------------------------------------------------------
Cash                                                           375,509
----------------------------------------------------------------------
Receivables for:
 Capital stock sold                                          1,052,941
----------------------------------------------------------------------
 Investments sold                                            1,028,734
----------------------------------------------------------------------
 Dividends and interest                                        124,730
----------------------------------------------------------------------
Investment for deferred compensation plan                       23,806
----------------------------------------------------------------------
Other assets                                                     2,757
----------------------------------------------------------------------
  Total assets                                             485,098,862
----------------------------------------------------------------------

LIABILITIES:

Payables for:
 Capital stock reacquired                                       22,080
----------------------------------------------------------------------
 Investments purchased                                         816,068
----------------------------------------------------------------------
 Deferred compensation plan                                     23,806
----------------------------------------------------------------------
 Options written (Premiums received $4,998,568)              5,344,875
----------------------------------------------------------------------
Accrued advisory fees                                          231,912
----------------------------------------------------------------------
Accrued administrative services fees                             8,675
----------------------------------------------------------------------
Accrued directors' fees                                          2,350
----------------------------------------------------------------------
Accrued operating expenses                                      62,256
----------------------------------------------------------------------
  Total liabilities                                          6,512,022
----------------------------------------------------------------------
Net assets applicable to shares outstanding               $478,586,840
======================================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

 Authorized                                                250,000,000
----------------------------------------------------------------------
 Outstanding                                                17,139,556
======================================================================
Net asset value, offering and redemption price per share        $27.92
======================================================================



STATEMENT OF OPERATIONS

For the six months ended June 30, 1999
(Unaudited)

INVESTMENT INCOME:

Dividends (net of $22,717 foreign withholding tax)           $   923,851
-------------------------------------------------------------------------
Interest                                                         619,632
-------------------------------------------------------------------------
   Total investment income                                     1,543,483
-------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                  1,301,868
-------------------------------------------------------------------------
Administrative services fees                                      46,972
-------------------------------------------------------------------------
Custodian fees                                                    29,321
-------------------------------------------------------------------------
Directors' fees and expenses                                       3,039
-------------------------------------------------------------------------
Other                                                             53,727
-------------------------------------------------------------------------
   Total expenses                                              1,434,927
-------------------------------------------------------------------------
Less: Expenses paid indirectly                                    (1,229)
-------------------------------------------------------------------------
   Net expenses                                                1,433,698
-------------------------------------------------------------------------
Net investment income                                            109,785
-------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
 SECURITIES, FOREIGN CURRENCIES AND OPTIONS CONTRACTS:

Net realized gain (loss) from:
   Investment securities                                      25,571,787
-------------------------------------------------------------------------
   Foreign currencies                                            (94,199)
-------------------------------------------------------------------------
   Options contracts                                            (687,809)
-------------------------------------------------------------------------
                                                              24,789,779
-------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of:
   Investment securities                                      25,471,680
-------------------------------------------------------------------------
   Foreign currencies                                             (6,813)
-------------------------------------------------------------------------
   Options contracts                                             (47,752)
-------------------------------------------------------------------------
                                                              25,417,115
-------------------------------------------------------------------------
 Net gain from investment securities, foreign currencies and
  options contracts                                           50,206,894
-------------------------------------------------------------------------
Net increase in net assets resulting from operations         $50,316,679
=========================================================================

See Notes to Financial Statements.

                              AIM V.I. GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 1999 and the year ended December 31, 1998 (Unaudited)

                                                       JUNE 30,   DECEMBER 31,
                                                         1999         1998
                                                     -----------------------
OPERATIONS:

 Net investment income                               $    109,785 $  1,230,060
-------------------------------------------------------------------------------
 Net realized gain from investment securities,
  foreign currencies, futures and options contracts    24,789,779   22,257,031
-------------------------------------------------------------------------------
 Change in net unrealized appreciation of investment
  securities, foreign currencies, futures and
  options contracts                                    25,417,115   68,057,550
-------------------------------------------------------------------------------
   Net increase in net assets resulting from
    operations                                         50,316,679   91,544,641
-------------------------------------------------------------------------------
 Dividends to shareholders from net investment
  income                                                       --   (1,180,373)
-------------------------------------------------------------------------------
 Distributions to shareholders from net realized
  gains                                                        --  (22,129,920)
-------------------------------------------------------------------------------
 Net increase from capital stock transactions          56,355,410   44,828,633
-------------------------------------------------------------------------------
   Net increase in net assets                         106,672,089  113,062,981
-------------------------------------------------------------------------------

NET ASSETS:

 Beginning of year                                    371,914,751  258,851,770
-------------------------------------------------------------------------------
 End of year                                         $478,586,840 $371,914,751
===============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)          $285,154,071 $228,798,661
-------------------------------------------------------------------------------
 Undistributed net investment income                    1,399,293    1,289,508
-------------------------------------------------------------------------------
 Undistributed net realized gain from investment
  securities, foreign currencies, futures and
  options contracts                                    46,508,913   21,719,134
-------------------------------------------------------------------------------
 Unrealized appreciation of investment securities,
  foreign currencies, futures and options contracts   145,524,563  120,107,448
-------------------------------------------------------------------------------
                                                     $478,586,840 $371,914,751
===============================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 1999
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of sixteen portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Growth Fund (the "Fund"). The Fund's investment objective is to seek growth of capital principally through investment in common stocks of seasoned and better capitalized companies considered by AIM to have strong earnings momentum. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency

                             AIM V.I. GROWTH FUND
   exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Such distributions are declared and paid annually.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred.
   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.
E. Covered Call Options - The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
    A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
F. Put options - The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, a Fund pays an option premium. The option's underlying instrument may be a security, or a futures contract. Put options may be used by a Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.
G. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
   dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
H. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock-in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

                             AIM V.I. GROWTH FUND

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to pay certain administrative costs incurred in providing accounting services and other administrative services to the Fund. During the six months ended June 30, 1999, AIM was paid $23,029 for accounting and administrative services rendered by AIM.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the six months ended June 30, 1999, the Fund incurred legal fees of $2,252 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - INDIRECT EXPENSES
The Fund received reductions in custodian fees of $1,229 under an expense offset arrangement. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $1,229 during the six months ended June 30, 1999.

NOTE 4 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest a director's fees, if so elected by such director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - BANK BORROWINGS
The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $975,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 1999, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold during the six months ended June 30, 1999 was $279,182,690 and $221,208,463, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of June 30, 1999 is as follows:

Aggregate unrealized appreciation of investment securities    $146,386,829
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities    (1,143,479)
---------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $145,243,350
===========================================================================

 Cost of investments for tax purposes is $337,247,035.

NOTE 7 - CAPITAL STOCK
Changes in capital stock outstanding during the six months ended June 30, 1999 and the year ended December 31, 1998 were as follows:

                                JUNE 30, 1999          DECEMBER 31, 1998
                           ------------------------  -----------------------
                             SHARES       AMOUNT       SHARES      AMOUNT
                           ----------  ------------  ----------  -----------
Sold                        3,733,983  $ 98,563,168   2,345,258  $52,301,342
-----------------------------------------------------------------------------
Issued as reinvestment of
 distributions                     --            --   1,005,621   23,310,293
-----------------------------------------------------------------------------
Reacquired                 (1,591,689)  (42,207,758) (1,407,943) (30,783,002)
-----------------------------------------------------------------------------
                            2,142,294  $ 56,355,410   1,942,936  $44,828,633
=============================================================================

NOTE 8 - CALL OPTIONS CONTRACTS WRITTEN
Transactions in call options written during the six months ended June 30, 1999 are summarized as follows:

                     CALL OPTION CONTRACTS
                     ---------------------
                     NUMBER OF  PREMIUMS
                     CONTRACTS  RECEIVED
                     -------------------
Beginning of period     1,197  $   739,850
-------------------------------------------
Written                 6,900    6,352,045
-------------------------------------------
Closed                (1,730)   (1,353,477)
-------------------------------------------
Exercised             (1,040)     (605,070)
-------------------------------------------
Expired                 (157)     (134,780)
-------------------------------------------
End of period           5,170  $ 4,998,568
===========================================


Open call options held at June 30, 1999 were as follows:

                                                                 JUNE 30,     UNREALIZED
                         CONTRACT  STRIKE NUMBER OF  PREMIUM       1999      APPRECIATION
ISSUE                     MONTH    PRICE  CONTRACTS  RECEIVED  MARKET VALUE (DEPRECIATION)
----------------------  --------------------------------------------------------
American Online Inc.     Oct. 1999  $105      540   $1,128,703  $1,036,125    $  92,578
------------------------------------------------------------------------------------------
American Online Inc.     Jan. 2000   120      810    1,346,525   1,549,125     (202,600)
------------------------------------------------------------------------------------------
Cisco Systems, Inc.      Oct. 1999    60      900      639,878     821,250     (181,372)
------------------------------------------------------------------------------------------
EMC Corp.                Oct. 1999    60      440      224,177     206,250       17,927
------------------------------------------------------------------------------------------
Intel Corp.              Oct. 1999    60      360      156,055     204,750      (48,695)
------------------------------------------------------------------------------------------
MCI Worldcom, Inc.      Sept. 1999    90    1,100      710,576     556,875      153,701
------------------------------------------------------------------------------------------
Sanmina Corp.            Oct. 1999    80      300      231,292     232,500       (1,208)
------------------------------------------------------------------------------------------
Sun Microsystems, Inc.   Oct. 1999    65      720      561,362     738,000     (176,638)
------------------------------------------------------------------------------------------
                                            5,170   $4,998,568  $5,344,875    $(346,307)
==========================================================================================

                             AIM V.I. GROWTH FUND

NOTE 9 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during the six months ended June 30, 1999, each of the years in the three-year period ended December 31, 1998, the eleven months ended December 31, 1995 and the year ended January 31, 1995.

                                                  DECEMBER 31,                    JANUARY 31,
                                       --------------------------------------     -----------
                          JUNE 30,
                            1999         1998      1997      1996      1995          1995
                          --------     --------  --------  --------  --------     -----------
Net asset value,
 beginning of period      $  24.80     $  19.83  $  16.25  $  14.44  $  10.71       $ 11.59
---------------------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income         --         0.08      0.08      0.07      0.09          0.06
---------------------------------------------------------------------------------------------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)                3.12         6.57      4.27      2.52      3.65         (0.88)
---------------------------------------------------------------------------------------------
   Total from investment
    operations                3.12         6.65      4.35      2.59      3.74         (0.82)
---------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net
   investment income            --        (0.09)    (0.09)    (0.06)    (0.01)        (0.06)
---------------------------------------------------------------------------------------------
  Distributions from net
   realized gains               --        (1.59)    (0.68)    (0.72)       --            --
---------------------------------------------------------------------------------------------
   Total distributions          --        (1.68)    (0.77)    (0.78)    (0.01)        (0.06)
---------------------------------------------------------------------------------------------
Net asset value, end of
 period                   $  27.92     $  24.80  $  19.83  $  16.25  $  14.44       $ 10.71
=============================================================================================
Total return(a)              12.58%       34.12%    26.87%    18.09%    34.89%        (7.11)%
=============================================================================================

RATIOS/SUPPLEMENTAL
 DATA:

Net assets, end of
 period (000s omitted)    $478,587     $371,915  $258,852  $178,638  $102,600       $45,497
=============================================================================================
Ratio of expenses to
 average net assets           0.69%(b)     0.72%     0.73%     0.78%     0.84%(c)      0.95%
=============================================================================================
Ratio of net investment
 income to average net
 assets                       0.05%(b)     0.41%     0.54%     0.79%     0.95%(c)      0.71%
=============================================================================================
Portfolio turnover rate         56%         133%      132%      143%      125%          179%
=============================================================================================

(a) Total returns are not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $416,718,726.
(c) Annualized.

                              AIM V.I. GROWTH FUND
                                     FS-72

SCHEDULE OF INVESTMENTS

June 30, 1999
(Unaudited)

                                                            MARKET
                                               SHARES        VALUE
COMMON STOCKS - 89.49%

AUTOMOBILES - 0.96%

Ford Motor Co.                                   300,000 $   16,931,250
-----------------------------------------------------------------------

BANKS (MONEY CENTER) - 3.26%

Chase Manhattan Corp. (The)                      665,000     57,605,625
-----------------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE) - 1.98%

AT&T Corp. - Liberty Media Group-Class A(a)      250,000      9,187,500
-----------------------------------------------------------------------
Broadcast.com, Inc.(a)                            49,500      6,611,344
-----------------------------------------------------------------------
Comcast Corp. - Class A                          500,000     19,218,750
-----------------------------------------------------------------------
                                                             35,017,594
-----------------------------------------------------------------------

CHEMICALS (DIVERSIFIED) - 1.17%

Monsanto Co.                                     525,000     20,704,687
-----------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 5.51%

Corning, Inc.                                    175,000     12,271,875
-----------------------------------------------------------------------
Lucent Technologies, Inc.                        440,000     29,672,500
-----------------------------------------------------------------------
Motorola, Inc.                                   200,000     18,950,000
-----------------------------------------------------------------------
Nokia Oyj A.B.-Class A-ADR (Finland)             210,000     19,228,125
-----------------------------------------------------------------------
QUALCOMM, Inc.(a)                                120,000     17,220,000
-----------------------------------------------------------------------
                                                             97,342,500
-----------------------------------------------------------------------

COMPUTERS (HARDWARE) - 5.39%

Dell Computer Corp.(a)                           375,000     13,875,000
-----------------------------------------------------------------------
International Business Machines Corp.            400,000     51,700,000
-----------------------------------------------------------------------
Sun Microsystems, Inc.(a)                        430,000     29,616,250
-----------------------------------------------------------------------
                                                             95,191,250
-----------------------------------------------------------------------

COMPUTERS (NETWORKING) - 2.26%

Cisco Systems, Inc.(a)                           620,000     39,990,000
-----------------------------------------------------------------------

COMPUTERS (PERIPHERALS) - 1.54%

EMC Corp.(a)                                     350,000     19,250,016
-----------------------------------------------------------------------
Lexmark International Group, Inc.(a)             120,000      7,927,500
-----------------------------------------------------------------------
                                                             27,177,516
-----------------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES) - 8.18%

America Online, Inc.                             200,000     22,100,000
-----------------------------------------------------------------------
Microsoft Corp.(a)                               870,000     78,463,125
-----------------------------------------------------------------------
Novell, Inc.(a)                                1,290,000     34,185,000
-----------------------------------------------------------------------
Unisys Corp.(a)                                  250,000      9,734,375
-----------------------------------------------------------------------
                                                            144,482,500
-----------------------------------------------------------------------

CONSUMER FINANCE - 1.06%

Providian Financial Corp.                        200,000     18,700,000
-----------------------------------------------------------------------



                                                                   MARKET
                                                     SHARES        VALUE

DISTRIBUTORS (FOOD & HEALTH) - 0.55%

Cardinal Health, Inc.                                  150,000 $    9,618,750
-----------------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 2.43%

General Electric Co.                                   380,000     42,940,000
-----------------------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 1.27%

Linear Technology Corp.                                140,000      9,415,000
-----------------------------------------------------------------------------
Texas Instruments, Inc.                                 90,000     13,050,000
-----------------------------------------------------------------------------
                                                                   22,465,000
-----------------------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR) - 1.25%

Applied Materials, Inc.(a)                             125,000      9,234,375
-----------------------------------------------------------------------------
Teradyne, Inc.(a)                                      180,000     12,915,000
-----------------------------------------------------------------------------
                                                                   22,149,375
-----------------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 5.39%

American Express Co.                                   240,000     31,230,000
-----------------------------------------------------------------------------
Citigroup, Inc.                                        352,500     16,743,750
-----------------------------------------------------------------------------
Fannie Mae                                             325,000     22,221,875
-----------------------------------------------------------------------------
Freddie Mac                                            430,000     24,940,000
-----------------------------------------------------------------------------
                                                                   95,135,625
-----------------------------------------------------------------------------

FOOTWEAR - 0.54%

Nike, Inc. - Class B                                   150,000      9,496,875
-----------------------------------------------------------------------------

HEALTH CARE (DIVERSIFIED) - 5.46%

American Home Products Corp.                           240,000     13,800,000
-----------------------------------------------------------------------------
Bristol-Myers Squibb Co.                               500,000     35,218,750
-----------------------------------------------------------------------------
Johnson & Johnson                                      130,000     12,740,000
-----------------------------------------------------------------------------
Warner-Lambert Co.                                     500,000     34,687,500
-----------------------------------------------------------------------------
                                                                   96,446,250
-----------------------------------------------------------------------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS) - 4.13%

Lilly (Eli) & Co.                                      155,000     11,101,875
-----------------------------------------------------------------------------
Pfizer, Inc.                                           300,000     32,925,000
-----------------------------------------------------------------------------
Pharmacia & Upjohn, Inc.                               230,000     13,066,875
-----------------------------------------------------------------------------
Schering-Plough Corp.                                  300,000     15,900,000
-----------------------------------------------------------------------------
                                                                   72,993,750
-----------------------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT) - 0.39%

Columbia/HCA Healthcare Corp.                          300,000      6,843,750
-----------------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 2.56%

Guidant Corp.                                          500,000     25,718,750
-----------------------------------------------------------------------------
Medtronic, Inc.                                        250,000     19,468,750
-----------------------------------------------------------------------------
                                                                   45,187,500
-----------------------------------------------------------------------------


                        AIM V.I. GROWTH AND INCOME FUND

                                                             MARKET
                                               SHARES        VALUE

HEALTH CARE (SPECIALIZED SERVICES) - 0.32%

Omnicare, Inc.                                   451,700 $    5,702,712
-----------------------------------------------------------------------

HOUSEHOLD FURNISHING & APPLIANCES - 0.40%

Maytag Corp.                                     100,000      6,968,750
-----------------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES) - 0.45%

Colgate-Palmolive Co.                             80,000      7,900,000
-----------------------------------------------------------------------

INSURANCE (MULTI-LINE) - 2.92%

American International Group, Inc.               440,000     51,507,500
-----------------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE - 5.12%

Goldman Sachs Group, Inc. (The)                  120,000      8,670,000
-----------------------------------------------------------------------
Merrill Lynch & Co., Inc.                        130,000     10,391,875
-----------------------------------------------------------------------
Morgan Stanley, Dean Witter, Discover & Co.      160,000     16,400,000
-----------------------------------------------------------------------
Schwab (Charles) Corp.                           500,000     54,937,500
-----------------------------------------------------------------------
                                                             90,399,375
-----------------------------------------------------------------------

LODGING-HOTELS - 0.82%

Carnival Corp.                                   300,000     14,550,000
-----------------------------------------------------------------------

MANUFACTURING (DIVERSIFIED) - 6.10%

Tyco International Ltd.                        1,000,000     94,750,000
-----------------------------------------------------------------------
United Technologies Corp.                        180,000     12,903,750
-----------------------------------------------------------------------
                                                            107,653,750
-----------------------------------------------------------------------

NATURAL GAS - 0.60%

Enron Corp.                                      130,000     10,627,500
-----------------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT) - 0.96%

Halliburton Co.                                  200,000      9,050,000
-----------------------------------------------------------------------
Schlumberger Ltd.                                125,000      7,960,938
-----------------------------------------------------------------------
                                                             17,010,938
-----------------------------------------------------------------------

OIL (INTERNATIONAL INTEGRATED) - 1.21%

Mobil Corp.                                      215,000     21,285,000
-----------------------------------------------------------------------

RAILROADS - 0.54%

Kansas City Southern Industries, Inc.            150,000      9,571,875
-----------------------------------------------------------------------

RETAIL (BUILDING SUPPLIES) - 0.68%

Home Depot, Inc. (The)                            50,000      3,221,875
-----------------------------------------------------------------------
Lowe's Companies, Inc.                           155,000      8,786,563
-----------------------------------------------------------------------
                                                             12,008,438
-----------------------------------------------------------------------

RETAIL (FOOD CHAINS) - 1.21%

Kroger Co.(a)                                    500,000     13,968,750
-----------------------------------------------------------------------
Safeway, Inc.(a)                                 150,000      7,425,000
-----------------------------------------------------------------------
                                                             21,393,750
-----------------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE) - 4.45%

Costco Companies, Inc.(a)                        100,000      8,006,250
-----------------------------------------------------------------------
Dayton Hudson Corp.                              530,000     34,450,000
-----------------------------------------------------------------------
Wal-Mart Stores, Inc.                            750,000     36,187,500
-----------------------------------------------------------------------
                                                             78,643,750
-----------------------------------------------------------------------


                                                                   MARKET
                                                     SHARES        VALUE

RETAIL (SPECIALTY) - 0.57%

Amazon.com, Inc.(a)                                     80,000 $   10,010,000
-----------------------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL) - 0.82%

Abercrombie & Fitch Co.-Class A(a)                     300,000     14,400,000
-----------------------------------------------------------------------------

SERVICES (DATA PROCESSING) - 1.29%

Concord EFS, Inc.(a)                                   193,300      8,179,006
-----------------------------------------------------------------------------
First Data Corp.                                       300,000     14,681,250
-----------------------------------------------------------------------------
                                                                   22,860,256
-----------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 3.89%

AT&T Corp.                                             150,000      8,371,875
-----------------------------------------------------------------------------
Global TeleSystems Group, Inc.(a)                      100,000      8,100,000
-----------------------------------------------------------------------------
MCI WorldCom, Inc.(a)                                  605,000     52,181,250
-----------------------------------------------------------------------------
                                                                   68,653,125
-----------------------------------------------------------------------------

TELEPHONE - 0.49%

SBC Communications, Inc.                               150,000      8,700,000
-----------------------------------------------------------------------------

TOBACCO - 1.37%

Philip Morris Companies, Inc.                          600,000     24,112,500
-----------------------------------------------------------------------------

  Total Common Stocks (Cost $1,159,408,793)                     1,580,379,016
-----------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS - 2.62%

BROADCASTING (TELEVISION, RADIO & CABLE) - 0.85%

MediaOne Group, Inc.-$2.25 Conv. Pfd.                  100,000     14,981,250
-----------------------------------------------------------------------------

ENTERTAINMENT - 1.56%

Houston Industries, Inc.-$3.22 Conv. Pfd.              230,600     27,499,050
-----------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 0.21%

Global Telesystems Group, Inc., -$3.625 Conv.
 Pfd. (Acquired 06/11/99; Cost $3,742,815)(b)           58,000      3,828,000
-----------------------------------------------------------------------------
  Total Convertible Preferred Stocks (Cost
   $33,793,293)                                                    46,308,300
-----------------------------------------------------------------------------

                                                    PRINCIPAL
                                                     AMOUNT

CONVERTIBLE BONDS & NOTES - 2.78%

COMPUTERS (HARDWARE) - 0.26%

Candescent Technology Corp., Conv. Sr. Sub. Deb.,
 7.00%, 05/01/03 (Acquired 04/17/98; Cost
 $5,875,401)(b)                                    $ 6,000,000      4,680,000
-----------------------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES) - 0.60%

Veritas Software Corp., Conv. Unsec. Notes,
 5.25%, 11/01/04                                     4,500,000     10,549,688
-----------------------------------------------------------------------------

RETAIL (BUILDING SUPPLIES) - 0.48%

Home Depot, Inc., Conv. Sub. Notes, 3.25%,
 10/01/01                                            3,000,000      8,392,500
-----------------------------------------------------------------------------


                        AIM V.I. GROWTH AND INCOME FUND

                                                PRINCIPAL      MARKET
                                                 AMOUNT        VALUE

TELECOMMUNICATIONS (LONG DISTANCE) - 1.44%

 Global Telesystems Group,
  Conv. Sr. Sub. Deb., 8.75%, 06/30/00         $   500,000 $    2,035,000
--------------------------------------------------------------------------
 Sr. Sec. Sub. Conv. Notes, 8.75%, 06/30/00
  (Acquired 02/05/98; Cost $1,950,812)(b)        1,500,000      6,105,000
--------------------------------------------------------------------------
 Conv. Sr. Sub. Deb., 5.75%, 07/01/10           11,000,000     17,325,000
--------------------------------------------------------------------------
                                                               25,465,000
--------------------------------------------------------------------------
  Total Convertible Bonds & Notes
   (Cost $31,116,876)                                          49,087,188
--------------------------------------------------------------------------

TIME DEPOSIT - 4.53%

CIBC Oppenheimer Corp., 5.50%, 07/01/99 (Cost
 $80,000,000)                                   80,000,000     80,000,000
--------------------------------------------------------------------------

REPURCHASE AGREEMENT - 1.40%(c)

Chase Securities Inc., 5.00%, 07/01/99
 (Cost $24,718,696)(d)                          24,718,696     24,718,696
--------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.82%                                 1,780,493,200
--------------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS - (0.82%)                       (14,532,689)
--------------------------------------------------------------------------
NET ASSETS - 100.00%                                       $1,765,960,511
==========================================================================

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with the procedures established by the Board of Directors. The aggregate market value of these securities at 06/30/99 was $14,613,000 which represented 0.83% of the Fund's net assets.
(c) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) Joint repurchase agreements entered into 06/30/99 with a maturing value of $200,027,778. Collateralized by U.S. Government obligations.

Investment Abbreviations:

ADR- American Depositary Receipt
Conv.- Convertible
Deb.- Debentures
Pfd.- Preferred
Sec.- Secured
Sr.- Senior
Sub.- Subordinated
Unsec.- Unsecured

See Notes to Financial Statements.

                        AIM V.I. GROWTH AND INCOME FUND
                                     FS-75

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1999
(Unaudited)


ASSETS:

Investments, at market value (cost $1,329,037,658)        $1,780,493,200
------------------------------------------------------------------------
Receivables for:
 Capital stock sold                                            1,149,282
------------------------------------------------------------------------
 Dividends and interest                                        1,381,249
------------------------------------------------------------------------
Investment for deferred compensation plan                         22,564
------------------------------------------------------------------------
Other assets                                                      13,616
========================================================================
  Total assets                                             1,783,059,911
========================================================================

LIABILITIES:

Payables for:
 Investments purchased                                        15,382,671
------------------------------------------------------------------------
 Capital stock reacquired                                        544,962
------------------------------------------------------------------------
 Deferred compensation plan                                       22,564
------------------------------------------------------------------------
Accrued advisory fees                                            820,149
------------------------------------------------------------------------
Accrued director's fees                                           13,181
------------------------------------------------------------------------
Accrued administrative services fees                             222,713
------------------------------------------------------------------------
Accrued operating expenses                                        93,160
------------------------------------------------------------------------
  Total liabilities                                           17,099,400
------------------------------------------------------------------------
Net assets applicable to shares outstanding               $1,765,960,511
========================================================================

CAPITAL SHARES, $0.001 PAR VALUE PER SHARE:

 Authorized                                                  250,000,000
------------------------------------------------------------------------
 Outstanding                                                  64,889,801
========================================================================
Net asset value, offering and redemption price per share          $27.21
========================================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 1999
(Unaudited)


INVESTMENT INCOME:

Dividends (net of $16,291 foreign withholding tax)               $  5,928,208
------------------------------------------------------------------------------
Interest                                                            2,546,431
==============================================================================
  Total investment income                                           8,474,639
==============================================================================

EXPENSES:

Advisory fees                                                       4,462,314
------------------------------------------------------------------------------
Administrative services fees                                          588,532
------------------------------------------------------------------------------
Custodian fees                                                         76,249
------------------------------------------------------------------------------
Directors' fees and expenses                                            7,866
------------------------------------------------------------------------------
Other                                                                 363,148
==============================================================================
  Total expenses                                                    5,498,109
==============================================================================
Less: Expenses paid indirectly                                         (2,450)
------------------------------------------------------------------------------
  Net expenses                                                      5,495,659
==============================================================================
Net investment income                                               2,978,980
==============================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES,
 FOREIGN CURRENCIES, AND OPTION CONTRACTS:

Net realized gain (loss) from:
 Investment securities                                             62,660,690
------------------------------------------------------------------------------
 Foreign currencies                                                       915
------------------------------------------------------------------------------
 Option contracts                                                    (368,390)
------------------------------------------------------------------------------
                                                                   62,293,215
------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of:
 Investment securities                                            138,812,320
------------------------------------------------------------------------------
 Foreign currencies                                                    (7,963)
------------------------------------------------------------------------------
 Option contracts                                                   1,110,542
==============================================================================
                                                                  139,914,899
==============================================================================
 Net gain from investment securities, foreign currencies, and
  option contracts                                                202,208,114
==============================================================================
Net increase in net assets resulting from operations             $205,187,094
==============================================================================

See Notes to Financial Statements.

                      AIM V.I. GROWTH AND INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 1999 and the year ended December 31, 1998 (Unaudited)

                                                    JUNE 30,     DECEMBER 31,
                                                      1999           1998
                                                 ---------------------------

OPERATIONS:

 Net investment income                           $    2,978,980 $   12,149,523
-------------------------------------------------------------------------------
 Net realized gain from investment securities,
  foreign currencies, futures and option
  contracts                                          62,293,215      5,086,770
-------------------------------------------------------------------------------
 Change in net unrealized appreciation of
  investment securities, foreign currencies,
  futures and option contracts                      139,914,899    224,324,487
-------------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                       205,187,094    241,560,780
-------------------------------------------------------------------------------
 Dividends to shareholders from net investment
  income                                                     --     (4,873,870)
-------------------------------------------------------------------------------
 Distributions to shareholders from net realized
  gains                                                      --    (12,029,125)
-------------------------------------------------------------------------------
 Net increase from capital stock transactions       298,714,648    398,288,439
-------------------------------------------------------------------------------
  Net increase in net assets                        503,901,742    622,946,224
-------------------------------------------------------------------------------

NET ASSETS:

 Beginning of year                                1,262,058,769    639,112,545
-------------------------------------------------------------------------------
 End of year                                     $1,765,960,511 $1,262,058,769
===============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)      $1,234,705,540 $  935,990,892
-------------------------------------------------------------------------------
 Undistributed net investment income                 14,976,348     11,997,368
-------------------------------------------------------------------------------
 Undistributed net realized gain on sales from
  investment securities, foreign currencies,
  futures and option contracts                       64,825,596      2,532,381
-------------------------------------------------------------------------------
 Unrealized appreciation of investment
  securities, foreign currencies and option
  contracts                                         451,453,027    311,538,128
-------------------------------------------------------------------------------
                                                 $1,765,960,511 $1,262,058,769
===============================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 1999
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of sixteen portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Growth and Income Fund (the "Fund"). The Fund's investment objective is to seek growth of capital, with current income as a secondary objective. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange.
                        AIM V.I. GROWTH AND INCOME FUND
                                     FS-77

   Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Realized gains or losses from securities transactions are recorded on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Such distributions are declared and paid annually.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred.
   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.
E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
   dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
G. Covered Call Options - The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
     A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written. The Fund will not write a covered call option if, immediately thereafter, the aggregate value of the securities underlying all such options, determined as of the dates such options were written, would exceed 25% of the net assets of the Fund.
H. Put options -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the options' underlying instrument at a fixed strike price. In return for this right, a Fund pays an option premium. The options' underlying instrument may be a security, or a futures contract. Put options may be used by a Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to pay certain administrative costs incurred in providing accounting services and other administrative services to the Fund. During the six

                      AIM V.I. GROWTH AND INCOME FUND
months ended June 30, 1999, AIM was paid $31,750 for accounting and administrative services rendered by AIM.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the six months ended June 30, 1999, the Fund incurred legal fees of $3,238 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - INDIRECT EXPENSES
The Fund received reductions in custodian fees of $2,450 under an expense offset arrangement. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $2,450 during the six months ended June 30, 1999.

NOTE 4 - BANK BORROWINGS
Reverse repurchase agreements involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed-upon price and date. Proceeds from reverse repurchase agreements are treated as borrowings. The agreements are collateralized by the underlying securities and are carried at the amount at which the securities will subsequently be repurchased as specified in the agreements.
 The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $975,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 1999, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 6 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 1999 was $1,106,698,112 and $874,927,098, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of June 30, 1999 is as follows:

Aggregate unrealized appreciation of investment securities    $456,638,797
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities    (9,303,482)
===========================================================================
Net unrealized appreciation of investment securities          $447,335,315
===========================================================================

Cost of investments for tax purposes is $1,333,157,885.

NOTE 7 - CAPITAL STOCK
Changes in capital stock outstanding during six months ended June 30, 1999 and the year ended December 31, 1998 were as follows:

                                June 30,                 December 31,
                                  1999                       1998
                        --------------------------  ------------------------
                          Shares        Amount        Shares       Amount
                        -----------  -------------  ----------  ------------
Sold                     12,959,806   $329,487,675  19,890,074  $409,625,526
-----------------------------------------------------------------------------
Issued as reinvestment
 of distributions                --             --     751,578    16,902,995
-----------------------------------------------------------------------------
Reacquired               (1,201,029)   (30,773,027) (1,379,171)  (28,240,082)
=============================================================================
                         11,758,777   $298,714,648  19,262,481  $398,288,439
=============================================================================

NOTE 8 - CALL OPTION CONTRACTS WRITTEN
Transactions in call options written during the year ended June 30, 1999 are summarized as follows:

                      CALL OPTION
                       CONTRACTS
                   ------------------
                   NUMBER OF PREMIUMS
                   CONTRACTS RECEIVED
                   ----------------
Beginning of year    2,667   $617,471
--------------------------------------
Written                850    465,834
--------------------------------------
Closed              (2,417)  (921,610)
--------------------------------------
Exercised           (1,100)  (161,695)
======================================
End of year             --   $     --
======================================

                        AIM V.I. GROWTH AND INCOME FUND
                                     FS-79

NOTE 9 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during the six months ended June 30, 1999, each of the years in the three-year period ended December 31, 1998, the eleven months ended December 31, 1995 and the period May 2, 1994 (date operations commenced) through January 31, 1995.

                                                     December 31,
                           June 30,      -----------------------------------------     January 31,
                           1999(a)          1998         1997      1996     1995          1995
                          ----------     ----------    --------  --------  -------     -----------
Net asset value,
 beginning of period      $    23.75     $    18.87    $  15.03  $  12.68  $  9.98       $10.00
------------------------------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income         0.05           0.26(a)     0.13      0.16     0.14         0.11
------------------------------------------------------------------------------------------------------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)                  3.41           4.95        3.74      2.36     3.11        (0.02)
======================================================================================================
   Total from investment
    operations                  3.46           5.21        3.87      2.52     3.25         0.09
======================================================================================================
Less distributions:
  Dividends from net
   investment income              --          (0.09)      (0.01)    (0.14)   (0.14)       (0.11)
------------------------------------------------------------------------------------------------------
  Distributions from net
   realized gains                 --          (0.24)      (0.02)    (0.03)   (0.41)          --
======================================================================================================
   Total distributions            --          (0.33)      (0.03)    (0.17)   (0.55)       (0.11)
======================================================================================================
Net asset value, end of
 period                   $    27.21     $    23.75    $  18.87  $  15.03  $ 12.68       $ 9.98
======================================================================================================
Total return(b)                14.57%         27.68%      25.72%    19.95%   32.65%        0.90%
======================================================================================================

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of
 period (000s omitted)    $1,765,961     $1,262,059    $639,113  $209,332  $38,567       $7,380
======================================================================================================
Ratio of expenses to
 average net assets             0.75%(c)       0.65%       0.69%     0.78%    0.78%(d)     1.07%(d)(e)
======================================================================================================
Ratio of net investment
 income to average net
 assets                         0.41%(c)       1.34%       1.15%     2.05%    1.92%(d)     1.95%(d)(e)
======================================================================================================
Portfolio turnover rate           61%           140%        135%      148%     145%          96%
======================================================================================================

(a) Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $1,478,931,561.
(d) Annualized.
(e) After fee waivers and/or expense reimbursements. Ratios of expenses and net investment income to average net assets prior to fee waivers and/or expense reimbursements were 1.72% (annualized) and 1.30% (annualized), respectively.

                      AIM V.I. GROWTH AND INCOME FUND
                                     FS-80

SCHEDULE OF INVESTMENTS

June 30, 1999
(Unaudited)

                                                          PRINCIPAL   MARKET
                                                           AMOUNT      VALUE

CORPORATE BONDS & NOTES - 92.51%

AEROSPACE/DEFENSE - 2.80%

Precision Partners, Inc., Sr. Sub. Mortgage Notes,
 12.00%, 03/15/09(a) (Acquired 05/13/99;
 Cost $498,125)                                           $500,000  $   477,500
-------------------------------------------------------------------------------

BUILDING MATERIALS - 0.42%

Imperial Home Decor Group, Series B Sr. Unsec. Gtd. Sub.
 Notes, 11.00%, 03/15/08                                   100,000       72,500
-------------------------------------------------------------------------------

CHEMICAL (SPECIALTY) - 2.07%

ZSC Specialty Chemicals PLC (United Kingdom), Sr. Notes,
 11.00%, 07/01/09(a) (Acquired 06/24/99; Cost $350,000)    350,000      353,500
-------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 1.69%

GST Telecom, Sr. Disc. Notes, 10.50%, 05/01/08(a)(b)
 (Acquired 04/28/99; Cost $309,068)                        500,000      288,750
-------------------------------------------------------------------------------

COMPUTERS (NETWORKING) - 3.20%

Convergent Communications, Series B Sr. Unsec. Notes,
 13.00%, 04/01/08(c)                                       250,000      228,750
-------------------------------------------------------------------------------
Exodus Communications, Sr. Unsec. Notes, 11.25%,
 07/01/08                                                  300,000      317,250
-------------------------------------------------------------------------------
                                                                        546,000
-------------------------------------------------------------------------------

COMPUTERS (PERIPHERALS) - 2.01%

Metal Management, Inc., Sr. Unsec. Gtd. Sub. Notes,
 10.00%, 05/15/08                                          425,000      344,250
-------------------------------------------------------------------------------

CONSTRUCTION (CEMENT & AGGREGATES) - 2.90%

Schuff Steel Co., Sr. Unsec. Gtd. Sub. Notes, 10.50%,
 06/01/08                                                  550,000      495,000
-------------------------------------------------------------------------------

CONTAINERS & PACKAGING (PAPER) - 0.46%

BPC Holding Corp., Series B Sr. Sec. Notes, 12.50%,
 06/15/06                                                   80,000       78,400
-------------------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 3.32%

Ono Finance PLC (United Kingdom), Notes, 13.00%,
 05/01/09(c)                                               550,000      567,875
-------------------------------------------------------------------------------

GAMING, LOTTERY & PARIMUTUEL COMPANIES - 3.08%

Resort at Summerlin/RAS Co., Sr. Unsec. Sub. PIK Notes,
 13.00%, 12/15/07                                          118,000      107,970
-------------------------------------------------------------------------------
Venetian Casino Resort LLC, Gtd. Mortgage Notes, 12.25%,
 11/15/04                                                  425,000      418,625
-------------------------------------------------------------------------------
                                                                        526,595
-------------------------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER) - 2.45%

Biovail Corp., Sr. Notes, 10.875%, 11/15/05                400,000      418,000
-------------------------------------------------------------------------------



                                                          PRINCIPAL   MARKET
                                                           AMOUNT      VALUE

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 0.64%

Alaris Medical, Inc., Sr. Disc. Notes, 11.125%,
 08/01/08(b)                                              $200,000  $   109,500
-------------------------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES) - 2.39%

Team Health, Inc., Sr. Sub. Notes, 12.00%, 03/15/09(a)
 (Acquired 03/05/99-03/16/99; Cost $400,000)               400,000      408,000
-------------------------------------------------------------------------------

HOUSEHOLD FURN. & APPLIANCES - 2.06%

Falcon Products, Inc., Sr. Sub. Notes, 11.375%,
 06/15/09(a) (Acquired 06/14/99; Cost $350,000)            350,000      351,750
-------------------------------------------------------------------------------

HOUSEWARES - 2.49%

Decora Industries, Inc., Series B Sr. Sec. Gtd. Notes,
 11.00%, 05/01/05                                          440,000      424,600
-------------------------------------------------------------------------------

LEISURE TIME (PRODUCTS) - 2.41%

Marvel Enterprises, Inc., Sr. Notes, 12.00%, 06/15/09(a)
 (Acquired 02/17/99; Cost $395,000)                        395,000      411,788
-------------------------------------------------------------------------------

LODGING-HOTELS - 5.63%

American Skiing Co., Series B Sr. Sub. Notes, 12.00%,
 07/15/06                                                  300,000      232,500
-------------------------------------------------------------------------------
Booth Creek Ski Holdings, Sr. Unsec. Gtd. Notes, 12.50%,
 03/15/07                                                   90,000       79,650
-------------------------------------------------------------------------------
Majestic Star Casino LLC, Sec. Bonds, 10.875%,
 07/01/06(a) (Acquired 06/15/99; Cost $491,300)            500,000      497,500
-------------------------------------------------------------------------------
Stena Line A.B. (Sweden), Sr. Unsec. Yankee Notes,
 10.625%, 06/01/08                                         200,000      151,500
-------------------------------------------------------------------------------
                                                                        961,150
-------------------------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION) - 2.09%

Comstock Resources, Inc., Sr. Notes, 11.25%, 05/01/07(a)
 (Acquired 04/26/99; Cost $348,184)                        350,000      357,000
-------------------------------------------------------------------------------

PHOTOGRAPHY/IMAGING - 2.62%

Polariod Corp., Sr. Unsec. Notes, 11.50%, 02/15/06         420,000      447,300
-------------------------------------------------------------------------------

RETAIL (SPECIALTY) - 3.06%

Vista Eyecare, Inc., Series B Sr. Unsec. Gtd. Notes,
 12.75%, 10/15/05                                          525,000      522,375
-------------------------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 2.09%

Avis Rent A Car, Inc., Sr. Sub. Notes, 11.00%,
 05/01/09(a) (Acquired 06/25/99; Cost $350,000)            350,000      357,000
-------------------------------------------------------------------------------

SHIPPING - 0.63%

Millenium Seacarriers, First Priority Ship Mortgage
 Notes, 12.00%, 07/15/05(c)                                100,000       52,500
-------------------------------------------------------------------------------
Pegasus Shipping Hellas Co. (Bermuda), Series A Sr. Sec.
 Gtd. Mortgage Notes, 11.875%, 11/15/04                    100,000       55,500
-------------------------------------------------------------------------------
                                                                        108,000
-------------------------------------------------------------------------------


                            AIM V.I. HIGH YIELD FUND

                                                           PRINCIPAL   MARKET
                                                            AMOUNT      VALUE

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 14.33%

Clearnet Communications, Inc. (Canada), Sr. Disc. Yankee
 Notes, 10.125%, 05/01/09(b)                               $550,000  $   314,875
--------------------------------------------------------------------------------
Dobson Communications Corp., Sr. Notes, 11.75%, 04/15/07    200,000      210,500
--------------------------------------------------------------------------------
GST Equipment Funding, Sr. Sec. Notes, 13.25%, 05/01/07     400,000      425,000
--------------------------------------------------------------------------------
Jazztel PLC (United Kingdom), Sr. Notes, 14.00%,
 04/01/09(a)(c) (Acquired 03/31/99; Cost $450,000)          450,000      443,250
--------------------------------------------------------------------------------
KMC Telecom Holdings, Inc., Sr. Notes, 13.50%,
 05/15/09(a) (Acquired 05/19/99; Cost $500,000)             500,000      502,500
--------------------------------------------------------------------------------
Nextel Communications, Inc., Sr. Unsec. Notes, 12.00%,
 11/01/08                                                   225,000      256,500
--------------------------------------------------------------------------------
Spectrasite Holdings, Inc., Sr. Disc. Notes,
 11.25%, 04/15/09(a)(b) (Acquired 04/13/99; Cost $40,559)    70,000       40,250
--------------------------------------------------------------------------------
 12.00%, 07/15/08(a)(b) (Acquired 06/23/98-02/24/99; Cost
  $253,665)                                                 400,000      254,000
--------------------------------------------------------------------------------
                                                                       2,446,875
--------------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 9.50%

DTI Holdings, Inc., Unsec. Sr. Disc. Notes, 12.50%,
 03/01/08(b)(c)                                             500,000      187,500
--------------------------------------------------------------------------------
Econophone, Inc.,
 Sr. Unsec. Notes, 13.50%, 07/15/07                         300,000      320,250
--------------------------------------------------------------------------------
 Sr. Unsec. Disc. Notes, 11.00%, 02/15/08(b)                 50,000       27,000
--------------------------------------------------------------------------------
Long Distance Direct, Inc., Sr. Notes, 12.25%,
 04/15/08(c)                                                140,000       91,350
--------------------------------------------------------------------------------
Tele1 Europe A.B. (Netherlands), Sr. Notes, 13.00%,
 05/15/09                                                   650,000      682,500
--------------------------------------------------------------------------------
Versatel Telecom B.V. (Netherlands), Sr. Notes, 13.25%,
 05/01/08(c)                                                300,000      313,500
--------------------------------------------------------------------------------
                                                                       1,622,100
--------------------------------------------------------------------------------

TELEPHONE - 8.57%

Firstworld Communications, Sr. Unsec. Disc. Notes,
 13.00%, 04/15/08(b)(c)                                     350,000      187,250
--------------------------------------------------------------------------------
Logix Communications, Sr. Unsec. Notes, 12.25%, 06/15/08    550,000      501,875
--------------------------------------------------------------------------------
Nextlink Communications, Inc., Sr. Disc. Unsec. Notes,
 12.25%, 06/01/09(b)                                        500,000      295,000
--------------------------------------------------------------------------------
U.S. Xchange LLC, Sr. Unsec. Notes, 15.00%, 07/01/08        460,000      479,550
--------------------------------------------------------------------------------
                                                                       1,463,675
--------------------------------------------------------------------------------

TEXTILES (APPAREL) - 7.22%

Panolam Industry International, Sr. Sub. Notes, 11.50%,
 02/15/09(a) (Acquired 02/15/99; Cost $420,000)             420,000      430,500
--------------------------------------------------------------------------------
St. John Knits International, Inc., Sr. Unsec. Sub.
 Notes, 12.50%, 07/01/09(a) (Acquired 06/30/99; Cost
 $345,156)                                                  350,000      345,156
--------------------------------------------------------------------------------

                                                      PRINCIPAL   MARKET
                                                       AMOUNT      VALUE

Supreme International Corp., Sr. Sub. Unsec. Gtd.
 Notes, 12.25%, 04/01/06(a) (Acquired 03/31/99; Cost
 $444,834)                                            $450,000  $   456,750
---------------------------------------------------------------------------
                                                                  1,232,406
---------------------------------------------------------------------------

TRUCKS & PARTS - 2.38%

HDA Parts System, Inc., Sr. Sub. Notes, 12.00%,
 08/01/05(a) (Acquired 07/28/98-03/17/99; Cost
 $391,274)                                             400,000      406,000
---------------------------------------------------------------------------
  Total Corporate Bonds & Notes
   (Cost $15,838,107)                                            15,797,889
---------------------------------------------------------------------------
                                                       SHARES


WARRANTS--0.26%

COMPUTERS (NETWORKING) - 0.00%
Convergent Communications, expiring 04/01/08(d)          1,000           10
---------------------------------------------------------------------------

GAMING, LOTTERY & PARIMUTUEL COMPANIES - 0.00%

Resort At Summerlin/RAS Co., expiring 12/15/07(d)          100            1
---------------------------------------------------------------------------

METAL FABRICATORS - 0.00%

Gulf States Steel, Inc., expiring 04/15/03(d)               60            1
---------------------------------------------------------------------------

SHIPPING - 0.00%

Millenium Seacarriers, expiring 07/15/03(d)                100          125
---------------------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 0.07%

Jazztel PLC (United Kingdom), expiring 04/01/09(d)       2,250       11,812
---------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 0.09%

DTI Holdings, Inc., expiring 03/01/08(d)                 2,500          300
---------------------------------------------------------------------------
Long Distance Direct, Inc., expiring 04/13/08(d)           140          350
---------------------------------------------------------------------------
Versatel Telecom B.V. (Netherlands), expiring
 05/15/08(d)                                               300       15,075
---------------------------------------------------------------------------
                                                                     15,725
---------------------------------------------------------------------------

TELEPHONE - 0.10%

Firstworld Communications, expiring 04/15/08(d)            350       17,500
---------------------------------------------------------------------------
  Total Warrants (Cost $3,701)                                       45,174
---------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT

REPURCHASE AGREEMENT - 5.14%(e)

Dean Witter Reynolds, Inc., 4.85%, 07/01/99(f)
(Cost $877,929)                                       $877,929      877,929
===========================================================================
TOTAL INVESTMENTS - 97.91%                                       16,720,992
===========================================================================
OTHER ASSETS LESS LIABILITIES - 2.09%                               356,072
===========================================================================
NET ASSETS - 100.00%                                            $17,077,064
===========================================================================

                            AIM V.I. HIGH YIELD FUND

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The market value of these securities at 06/30/99 was $6,381,194 which represented 37.37% of the Fund's net assets.
(b) Step bond issued at a discount. Interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(c) Consists of more than one class of securities traded together as a unit. In addition to the debt obligations listed, each unit contains warrants that enable the holder to purchase common stock in the issuer at a predetermined price per share of common stock.
(d) Non-income producing security.
(e) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(f) Joint repurchase agreement entered into 6/30/99 with a maturing value of $100,013,472. Collateralized by U.S. Government obligations.

Investment Abbreviations:

Deb.- Debentures
Disc.- Discounted
Gtd.- Guaranteed
PIK- Payment in Kind
Sec.- Secured
Sr.- Senior
Sub.- Subordinated
Unsec.- Unsecured



See Notes to Financial Statements.

                            AIM V.I. HIGH YIELD FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30 , 1999
(Unaudited)


ASSETS:

Investments, at market value (cost $16,719,737)           $ 16,720,992
----------------------------------------------------------------------
Receivables for:
 Capital stock sold                                             74,172
----------------------------------------------------------------------
 Interest                                                      376,233
----------------------------------------------------------------------
 Investments sold                                              267,287
----------------------------------------------------------------------
Investment for deferred compensation plan                        4,116
----------------------------------------------------------------------
Other assets                                                     3,403
----------------------------------------------------------------------
  Total assets                                              17,446,203
----------------------------------------------------------------------

LIABILITIES:

Payables For:
 Investments purchased                                         345,156
----------------------------------------------------------------------
 Deferred compensation plan                                      4,116
----------------------------------------------------------------------
Accrued advisory fees                                            7,935
----------------------------------------------------------------------
Accrued operating expenses                                      11,932
----------------------------------------------------------------------
  Total liabilities                                            369,139
----------------------------------------------------------------------
Net assets applicable to shares outstanding               $ 17,077,064
======================================================================

CAPITAL SHARES, $0.001 PAR VALUE PER SHARE:

 Authorized                                                250,000,000
----------------------------------------------------------------------
 Outstanding                                                 1,819,998
======================================================================
Net asset value, offering and redemption price per share  $       9.38
======================================================================


STATEMENT OF OPERATIONS

For the six months ended June 30, 1999
(Unaudited)


INVESTMENT INCOME:

Interest                                                         $700,543
--------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                      37,529
--------------------------------------------------------------------------
Administrative services fees                                       22,784
--------------------------------------------------------------------------
Custodian fees                                                     11,055
--------------------------------------------------------------------------
Directors' fees and expenses                                        2,222
--------------------------------------------------------------------------
Professional fees                                                  12,033
--------------------------------------------------------------------------
Other                                                               4,305
--------------------------------------------------------------------------
   Total expenses                                                  89,928
--------------------------------------------------------------------------
Less: Expenses paid indirectly                                     (1,036)
--------------------------------------------------------------------------
  Fees waived by advisor                                          (22,557)
--------------------------------------------------------------------------
   Net expenses                                                    66,335
--------------------------------------------------------------------------
Net investment income                                             634,208
--------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES:

Net realized gain (loss) from investment securities              (328,379)
--------------------------------------------------------------------------
Change in net unrealized appreciation of investment securities    327,005
--------------------------------------------------------------------------
 Net gain (loss) from investment securities                        (1,374)
--------------------------------------------------------------------------
Net increase in net assets resulting from operations             $632,834
==========================================================================

See Notes to Financial Statements.

                            AIM V.I. HIGH YIELD FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 1999 and the period May 1, 1998 (date operations commenced) through December 31, 1998
(Unaudited)

                                                    JUNE 30,    DECEMBER 31,
                                                      1999          1998
                                                   -----------  ------------

OPERATIONS:

 Net investment income                                $634,208   $  323,361
----------------------------------------------------------------------------
 Net realized gain (loss) from investment
  securities                                          (328,379)   (367,230)
----------------------------------------------------------------------------
 Change in net unrealized appreciation
  (depreciation) of investment securities              327,005    (325,750)
----------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
    from operations                                    632,834     (369,619)
----------------------------------------------------------------------------
 Dividends to shareholders from net investment
  income                                                    --     (330,305)
----------------------------------------------------------------------------
 Net increase from capital stock transactions        8,477,929    8,666,225
----------------------------------------------------------------------------
   Net increase in net assets                        9,110,763    7,966,301
----------------------------------------------------------------------------

NET ASSETS:

 Beginning of period                                 7,966,301           --
----------------------------------------------------------------------------
 End of period                                     $17,077,064   $7,966,301
============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)        $17,139,995   $8,662,066
----------------------------------------------------------------------------
 Undistributed net investment income                   631,423       (2,785)
----------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities                               (695,609)   (367,230)
----------------------------------------------------------------------------
 Unrealized appreciation (depreciation) of
  investment securities                                  1,255    (325,750)
----------------------------------------------------------------------------
                                                   $17,077,064   $7,966,301
============================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 1999
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of sixteen portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. High Yield Fund (the "Fund"). The Fund's investment objective is to achieve a high level of current income by investing primarily in publicly traded non-investment grade debt securities. The Fund will also consider the possibility of capital growth when it purchases and sells securities. Debt securities of less than investment grade are considered "high risk" securities (commonly referred to as junk bonds). These bonds may involve special risks in addition to the risks associated with investment in higher rated debt securities. High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade bonds. Also, the secondary market in which high yield bonds are traded may be less liquid than the market for higher grade bonds. The Fund commenced operations on May 1, 1998. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - Debt securities (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Equity securities which are listed or traded on an exchange or the NASDAQ National Market System are valued at the last sales price on the exchange where principally traded or, lacking any sales on a particular day, at the closing bid price on that day. Securities traded in the over-the-counter market, except (i) securities priced by the pricing service, (ii) securities for which representative exchange prices are available, and
   (iii) securities reported in the NASDAQ National Market System, are valued at prices otained from an electronic quotation reporting system, if such prices are available, or from established market makers. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.

                           AIM V.I. HIGH YIELD FUND

B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Such distributions are declared and paid annually.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund had capital loss carryforwards (which may be carried forward to offset future taxable capital gains, if any) of $247,108 as of December 31, 1998, which expires, if not previously utilized, through the year 2006. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.625% of the first $200 million of the Fund's average daily net assets, plus 0.55% of the Fund's average daily net assets of the next $300 million, plus 0.50% of the Fund's average daily net assets of the next $500 million, plus 0.45% of the Fund's average daily net assets in excess of $1 billion. During the six months ended June 30, 1999, AIM waived fees of $22,557.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to pay certain administrative costs incurred in providing accounting services and other administrative services to the Fund. During the six months ended June 30, 1999, AIM was paid $18,730 for accounting and administrative services rendered by AIM.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the six months ended June 30, 1999, the Fund incurred legal fees of $1,860 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - INDIRECT EXPENSES
The Fund received reductions in custodian fees of $1,036 under an expense offset arrangement. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $1,036 during the six months ended June 30, 1999.

NOTE 4 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest a director's fees, if so elected by such director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - BANK BORROWINGS
The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $975,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 1999, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold during the six months ended June 30, 1999 was $15,809,115 and $7,391,443, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of June 30, 1999 is as follows:


Aggregate unrealized appreciation of investment securities    $458,871
-----------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities  (457,616)
-----------------------------------------------------------------------
Net unrealized appreciation of investment securities            $1,255
=======================================================================
 Investments have the same cost for tax and financial statements.


                           AIM V.I. HIGH YIELD FUND

NOTE 7 - CAPITAL STOCK

Changes in capital stock outstanding during the six months ended June 30, 1999 and the period May 1, 1998 (date operations commenced) through December 31, 1998 were as follows:

                               JUNE 30, 1999       DECEMBER 31, 1998
                           ----------------------  -------------------
                            SHARES      AMOUNT     SHARES     AMOUNT
                           ---------  -----------  -------  ----------

Sold                       1,140,490  $10,500,348  910,186  $8,767,632
-----------------------------------------------------------------------
Issued as reinvestment of
 dividends                        --           --   37,577     330,305
-----------------------------------------------------------------------
Reacquired                  (222,167)  (2,022,419) (46,088)   (431,712)
=======================================================================
                             918,323  $ 8,477,929  901,675  $8,666,225
=======================================================================

NOTE 8 - FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share outstanding of the Fund during the six months ended June 30, 1999 and period May 1, 1998 (date operations commenced) through December 31, 1998.

                                                      JUNE 30,
                                                        1999        1998
                                                      --------     ------

Net asset value, beginning of period                  $  8.84      $10.00
-----------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                  0.35        0.39
-----------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
   unrealized)                                           0.19       (1.15)
-----------------------------------------------------------------------------
   Total from investment operations                      0.54       (0.76)
-----------------------------------------------------------------------------
Less dividends from net investment income                  --       (0.40)
-----------------------------------------------------------------------------
Net asset value, end of period                        $  9.38      $ 8.84
=============================================================================
Total return(a)                                          6.11%      (7.61)%
=============================================================================

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000s omitted)              $17,077      $7,966
=============================================================================
Ratio of expenses to average net assets(b)               1.12%(c)    1.13%(d)
=============================================================================
Ratio of net investment income to average net
 assets(e)                                              10.56%(c)    9.75%(d)
=============================================================================
Portfolio turnover rate                                    65%         39%
=============================================================================

(a) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.50% (annualized) and 2.50% (annualized) for 1999-1998.
(c) Ratios are annualized and based on average net assets of $12,108,624.
(d) Annualized.
(e) After fee waivers and/or expense reimbursements. Ratio of net investment income to average net assets prior to fee waivers and/or expense reimbursements was 10.19% (annualized) and 8.36% (annualized) for 1999-1998.
                           AIM V.I. HIGH YIELD FUND
                                     FS-87

SCHEDULE OF INVESTMENTS

June 30, 1999
(Unaudited)

                                                                      MARKET
                                                        SHARES         VALUE
FOREIGN STOCKS & OTHER EQUITY INTERESTS - 88.75%
ARGENTINA - 0.36%

Telefonica de Argentina S.A.-ADR (Telephone)              29,300 $      919,286
-------------------------------------------------------------------------------

AUSTRALIA - 1.11%

AMP Ltd. (Insurance-Life/Health)                         120,800      1,318,883
-------------------------------------------------------------------------------
Brambles Industries Ltd. (Air Freight)                    34,000        894,533
-------------------------------------------------------------------------------
Cable & Wireless Optus, Ltd. (Telephone)(a)              268,000        609,435
-------------------------------------------------------------------------------
                                                                      2,822,851
-------------------------------------------------------------------------------

BELGIUM - 0.54%

UCB S.A. (Manufacturing-Diversified)                      32,000      1,368,637
-------------------------------------------------------------------------------

BRAZIL - 0.69%

Embratel Participacoes S.A. - ADR (Telephone)             14,100        195,637
-------------------------------------------------------------------------------
Petroleo Brasileiro S.A.-Petrobras, Pfd. (Oil & Gas-
 Exploration & Production)                                 7,013      1,085,337
-------------------------------------------------------------------------------
Tele Centro Sul Participacoes S.A. - ADR (Telephone)       2,821        156,514
-------------------------------------------------------------------------------
Telecomunicacoes Brasileiras S.A.-ADR (Telephone)(a)      14,100            881
-------------------------------------------------------------------------------
Telesp Participacoes S.A.-ADR (Telephone)                 14,100        322,537
-------------------------------------------------------------------------------
                                                                      1,760,906
-------------------------------------------------------------------------------

CANADA - 6.21%

ATI Technologies, Inc. (Computers-Hardware)               78,100      1,264,123
-------------------------------------------------------------------------------
BCE, Inc. (Telephone)                                     57,300      2,790,143
-------------------------------------------------------------------------------
Bombardier Inc. (Aerospace/Defense)                       42,600        650,492
-------------------------------------------------------------------------------
CGI Group, Inc. (Services-Computer Systems)(a)            31,000        652,189
-------------------------------------------------------------------------------
Imasco Ltd. (Manufacturing-Diversified)                   28,600        770,560
-------------------------------------------------------------------------------
JDS Fitel, Inc. (Manufacturing-Specialized)(a)            16,400      1,374,550
-------------------------------------------------------------------------------
Loblaw Co. Ltd. (Retail-Specialty)                        24,000        608,347
-------------------------------------------------------------------------------
Nortel Networks Corp. (Communications Equipment)          47,617      4,133,751
-------------------------------------------------------------------------------
Rogers Communications, Inc. (Telecommunications-
 Cellular/Wireless)(a)                                    61,000        979,063
-------------------------------------------------------------------------------
Shaw Communications, Inc. (Broadcasting-Television,
 Radio & Cable)                                           33,600      1,329,406
-------------------------------------------------------------------------------
Toronto-Dominion Bank (Banks-Regional)                    28,100      1,272,939
-------------------------------------------------------------------------------
                                                                     15,825,563
-------------------------------------------------------------------------------

FINLAND - 3.05%

Nokia Oyj A.B.-Class A (Communications Equipment)         72,400      6,342,312
-------------------------------------------------------------------------------
Sonera Group Oyj (Telecommunications-
 Cellular/Wireless)                                       65,250      1,425,629
-------------------------------------------------------------------------------
                                                                      7,767,941
-------------------------------------------------------------------------------

                                                                     MARKET
                                                        SHARES       VALUE
FRANCE - 12.01%

Accor S.A. (Lodging-Hotels)                                8,500 $    2,133,084
-------------------------------------------------------------------------------
Alstom (Engineering & Construction)(a)                    40,000      1,257,332
-------------------------------------------------------------------------------
Altran Technologies, S.A. (Services-Commercial &
 Consumer)                                                 5,300      1,398,318
-------------------------------------------------------------------------------
Axa (Insurance-Multi-Line)                                20,300      2,474,976
-------------------------------------------------------------------------------
Banque Nationale de Paris (Banks-Major Regional)          39,300      3,272,608
-------------------------------------------------------------------------------
Cap Gemini Sogeti S.A. (Computers-Software &
 Services)                                                13,000      2,041,825
-------------------------------------------------------------------------------
Carrefour S.A. (Retail-Food Chains)                       22,800      3,348,419
-------------------------------------------------------------------------------
Danone (Foods)                                             4,600      1,185,190
-------------------------------------------------------------------------------
Elf Aquitaine S.A. (Oil & Gas-Refining & Marketing)       10,400      1,525,206
-------------------------------------------------------------------------------
Pinault-Printemps-Redoute S.A. (Retail-General
 Merchandise)                                             17,800      3,052,555
-------------------------------------------------------------------------------
Promodes (Retail-Food Chains)                              3,650      2,394,316
-------------------------------------------------------------------------------
Societe Television Francaise 1 (Broadcasting-
 Television, Radio & Cable)                                6,600      1,537,243
-------------------------------------------------------------------------------
Total Fina S.A.-Class B (Oil & Gas-Refining &
 Marketing)                                               19,000      2,449,633
-------------------------------------------------------------------------------
Vivendi (Consumer Services)                               31,200      2,525,753
-------------------------------------------------------------------------------
                                                                     30,596,458
-------------------------------------------------------------------------------

GERMANY - 3.84%

DaimlerChrsyler A.G. (Automobiles)                        36,564      3,165,317
-------------------------------------------------------------------------------
EM.TV & Merchandising A.G. (Broadcasting-Television,
 Radio & Cable)                                              650        914,400
-------------------------------------------------------------------------------
Mannesmann A.G. (Machinery-Diversified)                   33,500      4,995,782
-------------------------------------------------------------------------------
Porsche A.G., Pfd. (Automobiles)                             300        704,930
-------------------------------------------------------------------------------
                                                                      9,780,429
-------------------------------------------------------------------------------

HONG KONG - 3.47%

China Telecom Ltd. (Telecommunications-
 Cellular/Wireless)(a)                                   840,000      2,333,153
-------------------------------------------------------------------------------
Cosco Pacific Ltd. (Financial-Diversified)             2,788,000      2,299,797
-------------------------------------------------------------------------------
Dao Heng Bank Group Ltd. (Banks-Regional)(a)             338,000      1,516,047
-------------------------------------------------------------------------------
Hutchison Whampoa Ltd. (Retail-Food Chains)              254,000      2,299,835
-------------------------------------------------------------------------------
Ng Fung Hong Ltd. (Foods)                                460,000        382,414
-------------------------------------------------------------------------------
                                                                      8,831,246
-------------------------------------------------------------------------------

INDONESIA - 0.69%

Gulf Indonesia Resources Ltd. (Oil-International
 Integrated)                                             152,300      1,751,450
-------------------------------------------------------------------------------

                       AIM V.I. INTERNATIONAL EQUITY FUND

                                                                  MARKET
                                                     SHARES       VALUE
IRELAND - 2.06%

Allied Irish Banks PLC (Banks-Regional)               176,500 $    2,336,948
----------------------------------------------------------------------------
Bank of Ireland (Banks-Major Regional)                104,100      1,756,523
----------------------------------------------------------------------------
CRH PLC (Construction-Cement & Aggregates)             65,000      1,151,433
----------------------------------------------------------------------------
                                                                   5,244,904
----------------------------------------------------------------------------

ITALY - 2.15%

Banca Popolare di Brescia (Banks-Regional)             79,000      3,382,893
----------------------------------------------------------------------------
Credito Italiano S.p.A. (Banks-Major Regional)        229,400      1,007,148
----------------------------------------------------------------------------
San Paolo-IMI S.p.A. (Banks-Major Regional)            79,460      1,080,967
----------------------------------------------------------------------------
                                                                   5,471,008
----------------------------------------------------------------------------

JAPAN - 15.26%

Advantest Corp. (Electronics-Instrumentation)          21,400      2,353,204
----------------------------------------------------------------------------
Aiwa Co., Ltd. (Electronics Component
 Distributors)(a)                                      37,000      1,223,646
----------------------------------------------------------------------------
Alps Electric Co., Ltd. (Electronics-Component
 Distributors)(a)                                     103,000      2,414,262
----------------------------------------------------------------------------
Hirose Electric Co. Ltd. (Electronics-Component
 Distributors)                                         19,000      1,973,047
----------------------------------------------------------------------------
Hoya Corp.(Manufacturing-Specialized)                  23,000      1,298,801
----------------------------------------------------------------------------
Ibiden Co., Ltd. (Electronics-Component
 Distributors)(a)                                      72,000      1,190,575
----------------------------------------------------------------------------
Kirin Brewery Co., Ltd. (Beverages-Alcoholic)         189,000      2,265,812
----------------------------------------------------------------------------
Matsushita Communication Industrial Co., Ltd.
 (Telephone)                                           32,000      2,288,549
----------------------------------------------------------------------------
Murata Manufacturing Co., Ltd. (Electronics-
 Component Distributors)                               33,000      2,171,807
----------------------------------------------------------------------------
NEC Corp. (Computers-Hardware)                        181,000      2,252,212
----------------------------------------------------------------------------
Nippon Telegraph & Telephone Corp.
 (Telecommunications-Long Distance)                     1,970      2,296,569
----------------------------------------------------------------------------
NTT Data Corp. (Computers-Software & Services)          1,780      1,415,759
----------------------------------------------------------------------------
NTT Mobile Communications Network, Inc.
 (Telecommunications-Cellular/Wireless)                 1,600      2,169,492
----------------------------------------------------------------------------
Okuma Corp. (Hardware & Tools)                        286,000      1,328,913
----------------------------------------------------------------------------
Ricoh Corp. Ltd. (Office Equipment & Supplies)(a)     158,000      2,176,337
----------------------------------------------------------------------------
Rohm Co. (Electronics-Component Distributors)           7,000      1,096,734
----------------------------------------------------------------------------
Sharp Corp. (Electrical Equipment)(a)                  84,000        993,138
----------------------------------------------------------------------------
Sony Corp. (Electronics-Component Distributors)        25,300      2,729,764
----------------------------------------------------------------------------
Takeda Chemical Industries (Health Care-Drugs-
 Generic & Other)                                      53,000      2,458,289
----------------------------------------------------------------------------
Tokyo Electron Ltd. (Electronics-Semiconductors)       20,000      1,357,586
----------------------------------------------------------------------------
Ushio, Inc. (Electronics-Component Distributors)      111,000      1,422,489
----------------------------------------------------------------------------
                                                                  38,876,985
----------------------------------------------------------------------------

                                                                     MARKET
                                                        SHARES       VALUE
MEXICO - 3.99%

Cifra S.A. de C.V. (Retail-General Merchandise)(a)       772,000 $    1,412,265
-------------------------------------------------------------------------------
Coca-Cola Femsa S.A.-ADR (Beverages-Non-Alcoholic)        70,000      1,356,250
-------------------------------------------------------------------------------
Fomento Economico Mexicano, S.A. de C.V.-ADR
 (Beverages-Non-Alcoholic)                                59,020      2,353,422
-------------------------------------------------------------------------------
Grupo Modelo S.A. de C.V.-Series C (Beverages-
 Alcoholic)                                              387,000      1,103,370
-------------------------------------------------------------------------------
Grupo Televisa S.A.-GDR (Entertainment)(a)                47,500      2,128,594
-------------------------------------------------------------------------------
Kimberly-Clark de Mexico, S.A. de C.V.-Class A
 (Paper & Forest Products)                               171,000        703,211
-------------------------------------------------------------------------------
Telefonos de Mexico S.A.-ADR (Telephone)                  13,700      1,107,131
-------------------------------------------------------------------------------
                                                                     10,164,243
-------------------------------------------------------------------------------

NETHERLANDS - 5.17%

AEGON N.V. (Insurance Brokers)                             6,800        493,018
-------------------------------------------------------------------------------
Equant N.V. (Computers-Networking)(a)                     16,000      1,474,170
-------------------------------------------------------------------------------
Getronics N.V. (Computers-Software & Services)            42,500      1,633,759
-------------------------------------------------------------------------------
Koninklijke Ahold N.V. (Retail-Food Chains)               85,000      2,925,873
-------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics N.V.
 (Household Furniture & Appliances)                       14,260      1,405,706
-------------------------------------------------------------------------------
Libertel N.V.(Telecommunications-
 Cellular/Wireless)(a)                                    52,000      1,018,233
-------------------------------------------------------------------------------
Verenigde Nederlandse Uitgeversbedrijven Verenigd
 Bezit (Publishing)                                       56,800      2,268,351
-------------------------------------------------------------------------------
Wolters Kluwer N.V. (Specialty Printing)                  49,400      1,965,189
-------------------------------------------------------------------------------
                                                                     13,184,299
-------------------------------------------------------------------------------

NORWAY - 0.17%

Merkantildata A.S.A (Services-Commercial & Consumer)      44,000        424,325
-------------------------------------------------------------------------------

PHILIPPINES - 0.53%

Philippine Long Distance Telephone Co. (Telephone)        24,260        739,595
-------------------------------------------------------------------------------
Philippine Long Distance Telephone Co.-ADR
 (Telephone)                                              20,600        620,575
-------------------------------------------------------------------------------
                                                                      1,360,170
-------------------------------------------------------------------------------

PORTUGAL - 0.29%

Jeronimo Martins & Filho, S.A. (Retail-General
 Merchandise)                                             22,500        742,728
-------------------------------------------------------------------------------

SINGAPORE - 1.39%

Development Bank of Singapore Ltd. (Banks-Major
 Regional)                                               106,000      1,295,417
-------------------------------------------------------------------------------
Keppel Corp. Ltd. (Engineering & Construction)           331,000      1,127,967
-------------------------------------------------------------------------------
Singapore Press Holdings Ltd. (Publishing-
 Newspapers)                                              66,000      1,124,559
-------------------------------------------------------------------------------
                                                                      3,547,943
-------------------------------------------------------------------------------

                       AIM V.I. INTERNATIONAL EQUITY FUND

                                                                     MARKET
                                                        SHARES       VALUE
SOUTH KOREA - 1.73%

Korea Electric Power Corp.-ADR (Electric Companies)       58,900 $    1,207,450
-------------------------------------------------------------------------------
Korea Telecom Corp.-ADR (Telephone)(a)                    42,000      1,680,000
-------------------------------------------------------------------------------
Pohang Iron & Steel Co. Ltd. -ADR (Iron & Steel)          45,500      1,529,937
-------------------------------------------------------------------------------
                                                                      4,417,387
-------------------------------------------------------------------------------

SPAIN - 2.12%

Banco Popular Espanol S.A. (Banks-Major Regional)         17,500      1,257,976
-------------------------------------------------------------------------------
Corp. Financiera Reunida, S.A. (Investment
 Management)(a)                                           49,400        632,323
-------------------------------------------------------------------------------
Endesa S.A. (Electric Companies)                          49,200      1,048,590
-------------------------------------------------------------------------------
Telefonica S.A. (Telephone)                               51,200      2,464,733
-------------------------------------------------------------------------------
                                                                      5,403,622
-------------------------------------------------------------------------------

SWEDEN - 3.44%

Electrolux A.B. (Household Furniture & Appliances)       113,000      2,369,629
-------------------------------------------------------------------------------
Hennes & Mauritz A.B. (Retail-Specialty-Apparel)         125,976      3,116,657
-------------------------------------------------------------------------------
NetCom A.B. (Telecommunications-
 Cellular/Wireless)(a)                                    36,000      1,212,971
-------------------------------------------------------------------------------
Svenska Handelsbanken A.B. (Banks-Major Regional)        119,500      1,435,985
-------------------------------------------------------------------------------
WM-Data A.B.-Class B (Computers-Software & Services)      16,500        629,812
-------------------------------------------------------------------------------
                                                                      8,765,054
-------------------------------------------------------------------------------

SWITZERLAND - 4.16%

ABB A.G. (Electrical Equipment)                            1,600      2,365,799
-------------------------------------------------------------------------------
Adecco S.A. (Services-Commercial & Consumer)               2,600      1,392,350
-------------------------------------------------------------------------------
Compagnie Financiere Richemont A.G. (Tobacco)(a)             685      1,316,715
-------------------------------------------------------------------------------
Julius Baer Holding A.G. (Banks-Major Regional)              230        655,031
-------------------------------------------------------------------------------
UBS A.G. (Bank-Major Regional)                             7,107      2,119,992
-------------------------------------------------------------------------------
Zurich Allied A.G. (Insurance-Multi-Line)                  4,850      2,756,284
-------------------------------------------------------------------------------
                                                                     10,606,171
-------------------------------------------------------------------------------

THAILAND - 0.69%

Siam Commercial Bank (Banks-Regional), Conv. Pfd.        846,000      1,204,475
-------------------------------------------------------------------------------
Siam Commercial Bank (Banks-Regional), Wts. expiring
 05/10/12(a)                                             846,000        544,881
-------------------------------------------------------------------------------
                                                                      1,749,356
-------------------------------------------------------------------------------

                                                                     MARKET
                                                        SHARES       VALUE
UNITED KINGDOM - 13.63%

Airtours PLC (Services-Commercial & Consumer)             82,450 $      655,008
-------------------------------------------------------------------------------
Barclays PLC (Banks-Major Regional)                      125,000      3,637,197
-------------------------------------------------------------------------------
British Sky Broadcasting Group PLC (Broadcasting-
 Television, Radio & Cable)                            250,000        2,319,058
-------------------------------------------------------------------------------
British Telecommunications PLC (Communications
 Equipment)                                              144,730      2,425,029
-------------------------------------------------------------------------------
Compass Group PLC (Services-Commercial & Consumer)       156,000      1,546,680
-------------------------------------------------------------------------------
Dixons Group PLC (Retail-Specialty)                       94,000      1,755,785
-------------------------------------------------------------------------------
General Electric Co. PLC (Manufacturing-Diversified)     262,600      2,678,083
-------------------------------------------------------------------------------
Granada Group PLC (Leisure Time-Products)                 83,500      1,549,131
-------------------------------------------------------------------------------
Hays PLC (Services-Commercial & Consumer)                278,800      2,937,780
-------------------------------------------------------------------------------
Invensys PLC (Electronics-Component-Distributors)(a)     200,000        946,538
-------------------------------------------------------------------------------
Logica PLC (Computer Software & Services)                 92,500        972,507
-------------------------------------------------------------------------------
Misys PLC (Services-Commercial & Consumer)               189,500      1,621,938
-------------------------------------------------------------------------------
Orange PLC (Telephone)(a)                                172,000      2,521,369
-------------------------------------------------------------------------------
Provident Financial PLC (Consumer Finance)                89,543      1,244,168
-------------------------------------------------------------------------------
Railtrack Group PLC (Shipping)                            78,644      1,607,795
-------------------------------------------------------------------------------
Shell Transport & Trading Co. (Oil-International
 Integrated)(a)                                          159,000      1,192,342
-------------------------------------------------------------------------------
Stagecoach Holdings PLC (Shipping)                       145,000        519,394
-------------------------------------------------------------------------------
Vodafone Airtouch PLC (Telecommunications-
 Cellular/Wireless)                                      130,000      2,561,406
-------------------------------------------------------------------------------
WPP Group PLC (Services-Advertising/Marketing)           240,000      2,029,580
-------------------------------------------------------------------------------
                                                                     34,720,788
-------------------------------------------------------------------------------
  Total Foreign Stocks & Other Equity Interests (Cost
   $176,596,674)                                                    226,103,750
-------------------------------------------------------------------------------

                       AIM V.I. INTERNATIONAL EQUITY FUND
                                     FS-90

                                                        PRINCIPAL         MARKET
                                                           AMOUNT          VALUE
FOREIGN CONVERTIBLE BONDS
 & NOTES - 0.46%(b)

HONG KONG - 0.09%

Cosco Treasury Co. Ltd. (Shipping), Conv. Gtd. Bonds,
 1.00%, 03/13/03                                       $  246,000 $      223,764
--------------------------------------------------------------------------------

UNITED KINGDOM - 0.37%

Airtours PLC (Services-Commercial & Consumer), Conv.
 Sub. Notes
 5.75%, 01/05/04(b)                               GBP      71,000        136,115
--------------------------------------------------------------------------------
 5.75%, 01/05/04 (Acquired 12/09/98;
  Cost $706,386)(b)(c)                            GBP     427,000        818,608
--------------------------------------------------------------------------------
                                                                         954,723
--------------------------------------------------------------------------------
  Total Non-U.S. Dollar Denominated Convertible Bonds
   & Notes
   (Cost $1,004,923)                                                   1,178,487
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT - 6.00%(d)

Greenwich Capital Markets, Inc., 5.00%, 07/01/99
 (Cost $15,279,556)                                    15,279,556     15,279,556
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 95.21%                                           242,561,793
--------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 4.79%                                 12,200,329
--------------------------------------------------------------------------------
NET ASSETS - 100.00%                                              $  254,762,122
================================================================================


NOTES TO SCHEDULE OF INVESTMENTS:

(a) Non-income producing security.
(b) Foreign denominated security. Par value and coupon are denominated in currency indicated.
(c) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The market value at 06/30/99 represented 0.32% of the Fund's net assets.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into 06/30/99 with a maturing value of $100,013,889. Collaterized by U.S. Government agency obligations.

Investment Abbreviations:

Conv. - Convertible
GBP - British Pound Sterling
Gtd. - Guaranteed
Pfd. - Preferred
Sub. - Subordinated
Wts. - Warrants

See Notes to Financial Statements.

                      AIM V.I. INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1999
(Unaudited)


ASSETS:

Investments, at market value (cost $192,881,153)          $242,561,793
----------------------------------------------------------------------
Foreign currencies, at value (cost $3,683,106)               3,662,179
----------------------------------------------------------------------
Receivables for:
 Capital stock sold                                            552,339
----------------------------------------------------------------------
 Investments sold                                            9,617,179
----------------------------------------------------------------------
 Dividends and interest                                        687,449
----------------------------------------------------------------------
Investment for deferred compensation plan                       23,434
----------------------------------------------------------------------
Other assets                                                     1,891
----------------------------------------------------------------------
  Total assets                                             257,106,264
----------------------------------------------------------------------

LIABILITIES:

Payables for:
 Capital stock reacquired                                      108,321
----------------------------------------------------------------------
 Investments purchased                                       2,012,321
----------------------------------------------------------------------
 Deferred compensation plan                                     23,434
----------------------------------------------------------------------
Accrued advisory fees                                          153,586
----------------------------------------------------------------------
Accrued directors' fees                                          2,071
----------------------------------------------------------------------
Accrued operating expenses                                      44,409
----------------------------------------------------------------------
  Total liabilities                                          2,344,142
----------------------------------------------------------------------
Net assets applicable to shares outstanding               $254,762,122
======================================================================

CAPITAL SHARES, $0.001 PAR VALUE PER SHARE:

 Authorized                                                250,000,000
----------------------------------------------------------------------
 Outstanding                                                12,430,719
======================================================================
Net asset value, offering and redemption price per share  $      20.49
======================================================================






STATEMENT OF OPERATIONS

For the six months ended June 30, 1999
(Unaudited)

INVESTMENT INCOME:

Dividends (net of $224,168 foreign withholding tax)             $ 1,686,138
----------------------------------------------------------------------------
Interest                                                            352,033
----------------------------------------------------------------------------
  Total investment income                                         2,038,171
----------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                       895,775
----------------------------------------------------------------------------
Administrative services fees                                         37,240
----------------------------------------------------------------------------
Custodian fees                                                      119,929
----------------------------------------------------------------------------
Directors' fees and expenses                                          4,732
----------------------------------------------------------------------------
Other                                                                42,157
----------------------------------------------------------------------------
  Total expenses                                                  1,099,833
----------------------------------------------------------------------------
Net investment income                                               938,338
----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES
 AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
 Investment securities                                           16,439,375
----------------------------------------------------------------------------
 Foreign currencies                                                 (37,086)
----------------------------------------------------------------------------
                                                                 16,402,289
----------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of:
 Investment securities                                           (6,437,619)
----------------------------------------------------------------------------
 Foreign currencies                                                (130,169)
----------------------------------------------------------------------------
                                                                 (6,567,788)
----------------------------------------------------------------------------
 Net gain from investment securities and foreign currencies       9,834,501
----------------------------------------------------------------------------
Net increase in net assets resulting from operations            $10,772,839
============================================================================

See Notes to Financial Statements.

                       AIM V.I. INTERNATIONAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 1999 and the year ended December 31, 1998 (Unaudited)

                                                    JUNE 30,    DECEMBER 31,
                                                      1999          1998
                                                  ------------  ------------
OPERATIONS:

 Net investment income                            $    938,338  $  1,852,329
-----------------------------------------------------------------------------
 Net realized gain from investment securities and
  foreign currencies                                16,402,289    13,261,554
-----------------------------------------------------------------------------
 Change in net unrealized appreciation
  (depreciation) of investment securities and
  foreign currencies                                (6,567,788)   15,969,669
-----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                       10,772,839    31,083,552
-----------------------------------------------------------------------------
 Dividends to shareholders from net investment
  income                                                    --    (1,910,166)
-----------------------------------------------------------------------------
 Net increase from capital stock transactions        3,674,971       118,341
-----------------------------------------------------------------------------
  Net increase in net assets                        14,447,810    29,291,727
-----------------------------------------------------------------------------

NET ASSETS:

 Beginning of year                                 240,314,312   211,022,585
-----------------------------------------------------------------------------
 End of year                                      $254,762,122  $240,314,312
=============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)       $174,074,005  $170,399,034
-----------------------------------------------------------------------------
 Undistributed net investment income                 2,872,698     1,934,360
-----------------------------------------------------------------------------
 Undistributed net realized gain from investment
  securities and foreign currencies                 28,228,091    11,825,802
-----------------------------------------------------------------------------
 Unrealized appreciation of investment securities
  and foreign currencies                            49,587,328    56,155,116
-----------------------------------------------------------------------------
                                                  $254,762,122  $240,314,312
=============================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 1999
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of sixteen portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to AIM V.I. International Equity Fund (the "Fund"). The Fund's investment objective is to seek to provide long-term growth of capital by investing in a diversified portfolio of international equity securities the issuers of which are considered by AIM to have strong earnings momentum. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.

A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New

                      AIM V.I. INTERNATIONAL EQUITY FUND

   York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
C. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
D. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Such distributions are declared and paid annually.
E. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.75% of the first $250 million of the Fund's average daily net assets, plus 0.70% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to pay certain administrative costs incurred in providing accounting services and other administrative services to the Fund. During the six months ended June 30, 1999, AIM was paid $33,156 for accounting and administrative services rendered by AIM.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the six months ended June 30, 1999, the Fund incurred legal fees of $1,642 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - BANK BORROWINGS
The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $975,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 1999, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

                      AIM V.I. INTERNATIONAL EQUITY FUND
                                     FS-94

NOTE 5 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 1999 was $123,451,148 and $127,292,161, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of June 30, 1999 is as follows:

Aggregate unrealized appreciation of investment securities    $53,414,192
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (3,989,832)
--------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $49,424,360
==========================================================================

 Cost of investments for tax purposes is $193,137,434.

NOTE 6 - CAPITAL STOCK
Changes in capital stock outstanding during the six months ended June 30, 1999 and the year ended December 31, 1998 were as follows:

                                  JUNE 30,                DECEMBER 31,
                                    1999                      1998
                           ------------------------  ------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ----------  ------------
Sold                        2,154,168  $ 42,787,625   2,410,075  $ 46,643,002
------------------------------------------------------------------------------
Issued as reinvestment of
 distributions                     --            --     101,067     1,910,166
------------------------------------------------------------------------------
Reacquired                 (1,973,022)  (39,112,654) (2,581,125)  (48,434,827)
------------------------------------------------------------------------------
                              181,146  $  3,674,971     (69,983) $    118,341
------------------------------------------------------------------------------

NOTE 7 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during the six months ended June 30, 1999 and each of the years in the three-year period ended December 31, 1998, the eleven months ended December 31, 1995, and the year ended January 31, 1995.

                                                  DECEMBER 31,
                          JUNE 30,     -------------------------------------     JANUARY 31,
                            1999         1998      1997      1996     1995          1995
                          --------     --------  --------  --------  -------     -----------
Net asset value,
 beginning of period      $  19.62     $  17.13  $  16.36  $  13.66  $ 11.03       $ 12.49
----------------------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income       0.07         0.15      0.10      0.07     0.07          0.06
----------------------------------------------------------------------------------------------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)                0.80         2.50      1.03      2.67     2.58         (1.49)
----------------------------------------------------------------------------------------------
   Total from investment
    operations                0.87         2.65      1.13      2.74     2.65         (1.43)
----------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net
   investment income            --        (0.16)    (0.08)    (0.04)   (0.02)        (0.03)
----------------------------------------------------------------------------------------------
  Distributions from net
   realized gains               --           --     (0.28)       --       --            --
----------------------------------------------------------------------------------------------
   Total distributions          --        (0.16)    (0.36)    (0.04)   (0.02)        (0.03)
----------------------------------------------------------------------------------------------
Net asset value, end of
 period                   $  20.49     $  19.62  $  17.13  $  16.36  $ 13.66       $ 11.03
==============================================================================================
Total return(a)               4.43%       15.49%     6.94%    20.05%   24.04%       (11.48)%
==============================================================================================
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)    $254,762     $240,314  $211,023  $165,738  $82,257       $55,019
==============================================================================================
Ratio of expenses to
 average net assets           0.92%(b)     0.91%     0.93%     0.96%    1.15%(c)      1.27%(d)
==============================================================================================
Ratio of net investment
 income (loss) to
 average net assets           0.79%(b)     0.80%     0.68%     0.78%    0.75%(c)      0.60%(e)
==============================================================================================
Portfolio turnover rate         65%          76%       57%       59%      67%           64%
==============================================================================================

(a) Total returns are not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $240,852,908.
(c) Annualized.
(d) After fee waivers and/or expense reimbursements. Ratios of expenses and net investment income to average net assets prior to fee waivers and/or expense reimbursements were 1.28% and 0.59%.


                      AIM V.I. INTERNATIONAL EQUITY FUND
                                      FS-95

SCHEDULE OF INVESTMENTS

June 30, 1999
(Unaudited)

                                                       PAR
                                                      (000)     VALUE
COMMERCIAL PAPER - 40.56%(a)

ASSET-BACKED SECURITIES - COMMERCIAL LOANS/LEASES -
  1.31%

Centric Capital Corp.
 4.81%, 10/04/99                                     $ 1,000 $   987,307
----------------------------------------------------------------------------

ASSET-BACKED SECURITIES - MULTI-PURPOSE - 22.14%

Bavaria TRR Corp.
 5.12%, 07/27/99                                       2,000   1,992,604
----------------------------------------------------------------------------
Clipper Receivables Corp.
 4.96%, 08/09/99                                       3,000   2,983,880
----------------------------------------------------------------------------
Edison Asset Securitization, LLC
 4.85%, 07/30/99                                       2,000   1,992,186
----------------------------------------------------------------------------
 4.81%, 09/09/99                                       1,155   1,144,198
----------------------------------------------------------------------------
Enterprise Funding Corp.
 5.08%, 07/28/99                                       1,246   1,241,253
----------------------------------------------------------------------------
Falcon Asset Securitization Corp.
 4.81%, 09/20/99                                       1,500   1,483,766
----------------------------------------------------------------------------
Park Avenue Receivables Corp.
 5.05%, 08/12/99                                       2,916   2,898,820
----------------------------------------------------------------------------
Quincy Capital Corp.
 4.93%, 08/03/99                                       3,000   2,986,443
----------------------------------------------------------------------------
                                                              16,723,150
----------------------------------------------------------------------------

ASSET-BACKED SECURITIES - TRADE RECEIVABLES - 3.97%

Asset Securitization Cooperative Corp.
 5.10%, 03/10/00                                       3,000   2,998,622
----------------------------------------------------------------------------

BANKS - DOMESTIC - 1.31%

First Chicago Financial Corp.
 4.85%, 09/13/99                                       1,000     990,031
----------------------------------------------------------------------------

CHEMICALS (SPECIALTY) - 2.62%

Henkel Corp.
 4.84%, 09/08/99                                       2,000   1,981,447
----------------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 2.62%

Siemens Capital Corp.
 4.78%, 09/30/99                                       2,000   1,975,834
----------------------------------------------------------------------------

FINANCE - MULTIPLE INDUSTRY - 2.62%

General Electric Capital Corp.
 4.81%, 09/07/99                                       2,000   1,981,829
----------------------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE - 3.97%

Credit Suisse First Boston, Inc.
 4.82%, 07/08/99                                       3,000   2,997,188
----------------------------------------------------------------------------
  Total Commercial Paper                                      30,635,408
----------------------------------------------------------------------------


                                                        PAR
                                                       (000)     VALUE
MASTER NOTE AGREEMENTS - 11.92%(b)

Citicorp Securities, Inc.
 6.25%, 07/26/99(c)                                   $ 3,000 $ 3,000,000
----------------------------------------------------------------------------
Merrill Lynch Mortgage Capital Inc.
 6.28%, 08/16/99(d)                                     3,000   3,000,000
----------------------------------------------------------------------------
Morgan Stanley, Dean Witter, Discover & Co.
 6.10%, 11/22/99(e)                                     3,000   3,000,000
----------------------------------------------------------------------------
  Total Master Note Agreements                                  9,000,000
----------------------------------------------------------------------------
  Total Investments, excluding Repurchase Agreements           39,635,408
----------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 48.30%(f)

Bear, Stearns & Co., Inc.,
 5.00%(g)                                               3,000   3,000,000
----------------------------------------------------------------------------
CIBC Oppenheimer Corp.
 4.95%, 07/01/99(h)                                    18,000  18,000,000
----------------------------------------------------------------------------
Dean Witter Reynolds Inc.
 4.85%, 07/01/99(i)                                    15,483  15,482,598
----------------------------------------------------------------------------
  Total Repurchase Agreements                                  36,482,598
----------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.78%                                    76,118,006(j)
----------------------------------------------------------------------------
OTHER LIABILITIES LESS ASSETS - (0.78%)                          (592,443)
----------------------------------------------------------------------------
NET ASSETS - 100.00%                                          $75,525,563
----------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Some commercial paper is traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain nonregistered investment companies managed by the investment advisor or its affiliates.
(c) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon 3 business days notice to the issuer. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 06/30/99.
(d) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day notice to the issuer. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 06/30/99.
(e) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon 3 days notice to the issuer. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 06/30/99.
(f) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102 % of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(g) Open repurchase agreement entered into 10/05/98. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by U.S. Government obligations, with an aggregate market value at 6/30/99 of $355,207,230.
(h) Joint repurchase agreement entered into 06/30/99 with a maturing value of $300,041,250. Collateralized by U.S. Government and Treasury obligations.
(i) Joint repurchase agreement entered into 06/30/99 with a maturing value of $100,013,472. Collateralized by U.S. Government and Treasury obligations.
(j) Also represents cost for federal income tax purposes.


                          AIM V.I. MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1999
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at value (cost
 $39,635,408)                                                 $ 39,635,408
--------------------------------------------------------------------------
Repurchase agreements (cost $36,482,598)                        36,482,598
--------------------------------------------------------------------------
Receivables for:
  Capital stock sold                                               281,279
--------------------------------------------------------------------------
  Interest receivable                                               49,973
--------------------------------------------------------------------------
Investment for deferred compensation plan                           22,508
--------------------------------------------------------------------------
Other assets                                                           282
--------------------------------------------------------------------------
    Total assets                                                76,472,048
--------------------------------------------------------------------------

LIABILITIES:

Payables for:
  Capital stock reacquired                                         867,634
--------------------------------------------------------------------------
  Deferred compensation plan                                        22,508
--------------------------------------------------------------------------
Accrued advisory fees                                               26,282
--------------------------------------------------------------------------
Accrued directors' fees                                              2,640
--------------------------------------------------------------------------
Accrued operating expenses                                          27,421
--------------------------------------------------------------------------
    Total liabilities                                              946,485
--------------------------------------------------------------------------
Net assets applicable to shares outstanding                   $ 75,525,563
==========================================================================

CAPITAL SHARES, $0.001 PAR VALUE PER SHARE:

  Authorized                                                   250,000,000
--------------------------------------------------------------------------
  Outstanding                                                   75,525,506
==========================================================================
Net asset value, offering and redemption price per share      $       1.00
==========================================================================



STATEMENT OF OPERATIONS

For the six months ended June 30, 1999
(Unaudited)

INVESTMENT INCOME:

Interest                                                        $1,787,611
--------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                      145,126
--------------------------------------------------------------------------
Administrative services fees                                        23,409
--------------------------------------------------------------------------
Custodian fees                                                      12,436
--------------------------------------------------------------------------
Directors' fees and expenses                                         4,471
--------------------------------------------------------------------------
Other                                                               24,891
--------------------------------------------------------------------------
   Total expenses                                                  210,333
--------------------------------------------------------------------------
Net investment income                                            1,577,278
--------------------------------------------------------------------------
Net increase in net assets resulting from operations            $1,577,278
==========================================================================

See Notes to Financial Statements.

                           AIM V.I. MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 1999 and the year ended December 31, 1998 (Unaudited)

                                                   JUNE 30,    DECEMBER 31,
                                                     1999          1998
                                                  -----------  ------------
OPERATIONS:

  Net investment income                           $ 1,577,278  $ 3,115,776
---------------------------------------------------------------------------
   Net increase in net assets resulting from
    operations                                      1,577,278    3,115,776
---------------------------------------------------------------------------
Dividends to shareholders from net investment
 income                                            (1,577,278)  (3,115,776)
---------------------------------------------------------------------------
Net increase from capital stock transactions       11,435,240    5,455,702
---------------------------------------------------------------------------
   Net increase in net assets                      11,435,240    5,455,702
---------------------------------------------------------------------------

NET ASSETS:

  Beginning of year                                64,090,323   58,634,621
---------------------------------------------------------------------------
  End of year                                     $75,525,563  $64,090,323
---------------------------------------------------------------------------

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)      $75,525,506  $64,090,266
---------------------------------------------------------------------------
  Undistributed net realized gain from investment
   securities                                              57           57
---------------------------------------------------------------------------
                                                  $75,525,563  $64,090,323
---------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

June 30, 1999
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of sixteen portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Money Market Fund (the "Fund"). The Fund's investment objective is to seek to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - The Fund's securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded as earned from settlement date and is recorded on the accrual basis. Distributions to shareholders are declared and paid daily.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.40% of the first $250 million of the Fund's average daily net assets, plus 0.35% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to pay certain administrative costs incurred in providing accounting services and other administrative services to the Fund. During the six

                          AIM V.I. MONEY MARKET FUND
months ended June 30, 1999, AIM was paid $23,409 for accounting and administrative services rendered by AIM.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the six months ended June 30, 1999, the Fund incurred legal fees of $1,923 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - BANK BORROWINGS
The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $975,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 1999, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5 - CAPITAL STOCK
Changes in capital stock outstanding during the six months ended June 30, 1999 and the year ended December 31, 1998 were as follows:

                                  JUNE 30,                 DECEMBER 31,
                                    1999                       1998
                           ------------------------  -------------------------
                             SHARES       AMOUNT       SHARES        AMOUNT
                           -----------  -----------  -----------  ------------
Sold                        56,765,797  $56,765,797  100,181,770  $100,181,770
-------------------------------------------------------------------------------
Issued as reinvestment of
 dividends                   1,577,278    1,577,278    3,115,776     3,115,776
-------------------------------------------------------------------------------
Reacquired                 (46,907,835) (46,907,835) (97,841,844)  (97,841,844)
-------------------------------------------------------------------------------
                            11,435,240  $11,435,240    5,455,702  $  5,455,702
===============================================================================

NOTE 6 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during the six months ended June 30, 1999, each of the years in the three-year period ended December 31, 1998, the eleven months ended December 31, 1995 and the year ended January 31, 1995.

                                               DECEMBER 31,
                         JUNE 30,     ----------------------------------     JANUARY 31,
                           1999        1998     1997     1996     1995          1995
                         --------     -------  -------  -------  -------     -----------
Net asset value,
 beginning of period     $  1.00      $  1.00  $  1.00  $  1.00  $  1.00       $  1.00
------------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income      0.02         0.05     0.05     0.05     0.05          0.04
------------------------------------------------------------------------------------------
Less distributions:
 Dividends from net
  investment income        (0.02)       (0.05)   (0.05)   (0.05)   (0.05)        (0.04)
------------------------------------------------------------------------------------------
Net asset value, end of
 period                  $  1.00      $  1.00  $  1.00  $  1.00  $  1.00       $  1.00
==========================================================================================
Total return                2.18%        5.06%    5.14%    4.97%    5.22%         3.98%
==========================================================================================

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of
 period (000s omitted)   $75,526      $64,090  $58,635  $63,529  $65,506       $31,017
==========================================================================================
Ratio of expenses to
 average net assets         0.58%(a)     0.58%    0.59%    0.55%    0.53%(b)      0.63%(c)
==========================================================================================
Ratio of net investment
 income to average net
 assets                     4.35%(a)     4.94%    5.01%    4.84%    5.40%(b)      4.14%(c)
==========================================================================================

(a) Ratios are annualized and based on average daily net assets of $73,164,059.
(b) Annualized.
(c) After fee waivers and/or expense reimbursements. Ratios of expenses and net investment income to average daily net assets prior to fee waivers and/or expense reimbursements were 0.70% and 4.07%, respectively.

                          AIM V.I. MONEY MARKET FUND
                                      FS-99

SCHEDULE OF INVESTMENTS

June 30, 1999
(Unaudited)

                                                        MARKET
                                           SHARES        VALUE
DOMESTIC COMMON STOCKS - 83.78%

AUTOMOBILES - 1.01%

Ford Motor Co.                              317,100 $   17,896,331
------------------------------------------------------------------

BANKS (MONEY CENTER) - 2.33%

Chase Manhattan Corp. (The)                 475,000     41,146,875
------------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE) - 5.28%

Cablevision Systems Corp. - Class A(a)       45,000      3,150,000
------------------------------------------------------------------
Comcast Corp. - Class A                     700,000     26,906,250
------------------------------------------------------------------
Cox Communications, Inc.(a)(b)              806,000     29,670,875
------------------------------------------------------------------
MediaOne Group, Inc.(a)                     451,000     33,543,125
------------------------------------------------------------------
                                                        93,270,250
------------------------------------------------------------------

CHEMICALS (DIVERSIFIED) - 1.09%

Monsanto Co.                                490,000     19,324,375
------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 1.45%

Comverse Technology, Inc.(a)                 80,000      6,040,000
------------------------------------------------------------------
Lucent Technologies, Inc.                   130,000      8,766,875
------------------------------------------------------------------
Motorola, Inc.                              114,900     10,886,775
------------------------------------------------------------------
                                                        25,693,650
------------------------------------------------------------------

COMPUTERS (HARDWARE) - 5.17%

Dell Computer Corp.(a)                      110,000      4,070,000
------------------------------------------------------------------
Gateway, Inc.(a)                            325,000     19,175,000
------------------------------------------------------------------
International Business Machines Corp.       360,000     46,530,000
------------------------------------------------------------------
Sun Microsystems, Inc.(a)(b)                312,000     21,489,000
------------------------------------------------------------------
                                                        91,264,000
------------------------------------------------------------------

COMPUTERS (NETWORKING) - 0.11%

Cisco Systems, Inc.(a)(b)                    30,000      1,935,000
------------------------------------------------------------------

COMPUTERS (PERIPHERALS) - 0.85%

EMC Corp.(a)(b)                              80,000      4,400,000
------------------------------------------------------------------
Lexmark International Group, Inc.(a)        162,000     10,702,125
------------------------------------------------------------------
                                                        15,102,125
------------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES) - 6.12%

BMC Software, Inc.(a)                       500,000     27,000,000
------------------------------------------------------------------
Microsoft Corp.(a)                          462,000     41,666,625
------------------------------------------------------------------
Unisys Corp.(a)                           1,012,400     39,420,325
------------------------------------------------------------------
                                                       108,086,950
------------------------------------------------------------------

CONSUMER FINANCE - 0.47%

Providian Financial Corp.                    88,000      8,228,000
------------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH) - 0.36%

Cardinal Health, Inc.                        99,925      6,407,691
------------------------------------------------------------------

                                                         MARKET
                                             SHARES       VALUE
ELECTRICAL EQUIPMENT - 2.01%

General Electric Co.                        265,000 $   29,945,000
------------------------------------------------------------------
Solectron Corp.(a)                           84,500      5,635,094
------------------------------------------------------------------
                                                        35,580,094
------------------------------------------------------------------

ELECTRONICS (INSTRUMENTATION) - 0.10%

Waters Corp.(a)                              31,800      1,689,375
------------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 0.16%

Texas Instruments, Inc.                      19,400      2,813,000
------------------------------------------------------------------

ENTERTAINMENT - 2.17%

Time Warner, Inc.                           521,200     38,308,200
------------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR) - 0.13%

Teradyne, Inc.(a)                            32,400      2,324,700
------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 4.91%

American Express Co.                        115,000     14,964,375
------------------------------------------------------------------
Associates First Capital Corp. - Class A    560,000     24,815,000
------------------------------------------------------------------
Citigroup, Inc.                             147,750      7,018,125
------------------------------------------------------------------
Fannie Mae                                  248,000     16,957,000
------------------------------------------------------------------
Freddie Mac                                 395,000     22,910,000
------------------------------------------------------------------
                                                        86,664,500
------------------------------------------------------------------

HEALTH CARE (DIVERSIFIED) - 3.46%

Bristol-Myers Squibb Co.                    450,000     31,696,875
------------------------------------------------------------------
Warner-Lambert Co.                          426,000     29,553,750
------------------------------------------------------------------
                                                        61,250,625
------------------------------------------------------------------

HEALTH CARE (DRUGS - MAJOR PHARMACEUTICALS) - 3.77%

Merck & Co., Inc.                            90,000      6,660,000
------------------------------------------------------------------
Pharmacia & Upjohn, Inc.                  1,055,000     59,937,188
------------------------------------------------------------------
                                                        66,597,188
------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 3.61%

Guidant Corp.(b)                          1,084,700     55,794,256
------------------------------------------------------------------
Medtronic, Inc.                             103,000      8,021,125
------------------------------------------------------------------
                                                        63,815,381
------------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES) - 1.58%

Colgate-Palmolive Co.                       284,000     28,045,000
------------------------------------------------------------------

INSURANCE (MULTI-LINE) - 3.59%

American International Group, Inc.(b)       490,000     57,360,625
------------------------------------------------------------------
Hartford Financial Services Group, Inc.
 (The)                                      103,900      6,058,669
------------------------------------------------------------------
                                                        63,419,294
------------------------------------------------------------------

INSURANCE (PROPERTY - CASUALTY) - 0.49%

Progressive Corp.                            36,000      5,220,000
------------------------------------------------------------------
XL Capital Ltd.                              60,000      3,390,000
------------------------------------------------------------------
                                                         8,610,000
------------------------------------------------------------------

                              AIM V.I. VALUE FUND

                                                             MARKET
                                               SHARES        VALUE

INVESTMENT BANKING/BROKERAGE - 0.74%

Morgan Stanley, Dean Witter, Discover & Co.     127,000 $   13,017,500
----------------------------------------------------------------------

LODGING - HOTELS - 1.44%

Carnival Corp.                                  525,000     25,462,500
----------------------------------------------------------------------

MANUFACTURING (DIVERSIFIED) - 2.94%

Tyco International Ltd.                         539,300     51,098,675
----------------------------------------------------------------------
United Technologies Corp.                        11,900        853,081
----------------------------------------------------------------------
                                                            51,951,756
----------------------------------------------------------------------

PERSONAL CARE - 1.73%

Avon Products, Inc.                             552,000     30,636,000
----------------------------------------------------------------------

PUBLISHING - 0.27%

Dow Jones & Co., Inc.                            90,000      4,775,625
----------------------------------------------------------------------

RESTAURANTS - 1.85%

McDonald's Corp.                                490,000     20,243,125
----------------------------------------------------------------------
Tricon Global Restaurants, Inc.(a)              230,000     12,448,750
----------------------------------------------------------------------
                                                            32,691,875
----------------------------------------------------------------------

RETAIL (BUILDING SUPPLIES) - 1.51%

Lowe's Companies, Inc.                          470,000     26,643,125
----------------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS) - 2.90%

Best Buy Co., Inc.(a)                           760,000     51,300,000
----------------------------------------------------------------------

RETAIL (FOOD CHAINS) - 3.45%

Albertson's, Inc.                                21,700      1,118,906
----------------------------------------------------------------------
Kroger Co.(a)                                 1,070,000     29,893,125
----------------------------------------------------------------------
Safeway, Inc.(a)                                605,000     29,947,500
----------------------------------------------------------------------
                                                            60,959,531
----------------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE) - 4.95%

Costco Companies, Inc.(a)                       234,000     18,734,625
----------------------------------------------------------------------
Dayton Hudson Corp.                             773,900     50,303,500
----------------------------------------------------------------------
Wal-Mart Stores, Inc.                           380,000     18,335,000
----------------------------------------------------------------------
                                                            87,373,125
----------------------------------------------------------------------

RETAIL (SPECIALTY - APPAREL) - 0.02%

Gap, Inc. (The)                                   7,200        362,700
----------------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING) - 1.79%

Omnicom Group, Inc.                             395,000     31,600,000
----------------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS) - 0.39%

SunGard Data Systems, Inc.(a)                   200,000      6,900,000
----------------------------------------------------------------------

SERVICES (DATA PROCESSING) - 1.51%

Equifax, Inc.                                    73,900      2,637,306
----------------------------------------------------------------------
First Data Corp.                                490,500     24,003,844
----------------------------------------------------------------------
                                                            26,641,150
----------------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 1.66%

Nextel Communications, Inc. - Class A(a)        584,300     29,324,556
----------------------------------------------------------------------

                                                                  MARKET
                                                    SHARES        VALUE

TELECOMMUNICATIONS (LONG DISTANCE) - 5.57%

AT & T Corp.(b)                                       307,000 $   17,134,438
----------------------------------------------------------------------------
MCI WorldCom, Inc.(a)(b)                              942,413     81,283,121
----------------------------------------------------------------------------
                                                                  98,417,559
----------------------------------------------------------------------------

WASTE MANAGEMENT - 0.84%

Waste Management, Inc.                                275,000     14,781,250
----------------------------------------------------------------------------
  Total Domestic Common Stocks
   (Cost $1,084,486,897)                                       1,480,310,856
----------------------------------------------------------------------------

FOREIGN STOCKS - 5.60%

FINLAND - 4.47%

Nokia Oyj A.B. - Class A (Communications
 Equipment)                                             2,000        175,202
----------------------------------------------------------------------------
Nokia Oyj A.B.-ADR (Communications Equipment)         860,000     78,743,750
----------------------------------------------------------------------------
                                                                  78,918,952
----------------------------------------------------------------------------

UNITED KINGDOM - 1.13%

Vodafone Airtouch PLC-ADR (Telecommunications -
  Cellular/Wireless)                                   80,000     15,760,000
----------------------------------------------------------------------------
WPP Group PLC (Services - Advertising/Marketing)      491,400      4,155,600
----------------------------------------------------------------------------
                                                                  19,915,600
----------------------------------------------------------------------------
  Total Foreign Stocks
   (Cost $45,499,184)                                             98,834,552
----------------------------------------------------------------------------
                                                   PRINCIPAL      MARKET
                                                    AMOUNT        VALUE
TIME DEPOSITS - 9.34%

CIBC Oppenheimer Corp.
 5.50%, 07/01/99                                  $85,000,000 $   85,000,000
----------------------------------------------------------------------------
SBC Warburg Dillon Read, Inc.,
 5.75%, 07/01/99                                   80,000,000     80,000,000
----------------------------------------------------------------------------
  Total Time Deposits
   (Cost $165,000,000)                                           165,000,000
----------------------------------------------------------------------------

REPURCHASE AGREEMENT - 1.28%

BankOne Capital Markets, Inc.,
 5.10%, 07/01/99 (Cost $22,632,014)                22,632,014     22,632,014
----------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.00%                                    1,766,777,422
----------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 0.00%                                 44,196
----------------------------------------------------------------------------
NET ASSETS - 100.00%                                          $1,766,821,618
============================================================================

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 7.
(c) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) Joint repurchase agreement entered into 06/30/99 with a maturing value of $125,017,708. Collateralized by U.S. Government obligations.

Investment Abbreviations:

ADR - American Depositary Receipt

See Notes to Financial Statements.

                              AIM V.I. VALUE FUND
                                     FS-101

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1999
(Unaudited)

ASSETS:

Investments, at market value (cost $1,317,618,095)        $1,766,777,422
------------------------------------------------------------------------
Receivables for:
 Investments sold                                             12,102,819
------------------------------------------------------------------------
 Capital stock sold                                            2,640,126
------------------------------------------------------------------------
 Dividends and interest                                          450,940
------------------------------------------------------------------------
 Forward currency contracts                                    2,031,444
------------------------------------------------------------------------
 Forward currency contracts closed                                83,807
------------------------------------------------------------------------
Investment for deferred compensation plan                         27,330
------------------------------------------------------------------------
Other assets                                                      11,196
------------------------------------------------------------------------
  Total assets                                             1,784,125,084
------------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                        14,603,161
------------------------------------------------------------------------
 Fund shares reacquired                                          151,081
------------------------------------------------------------------------
 Deferred compensation                                            27,330
------------------------------------------------------------------------
Options written (Premiums received $2,213,895)                 1,379,594
------------------------------------------------------------------------
Accrued advisory fees                                            829,758
------------------------------------------------------------------------
Accrued directors' fees                                            3,500
------------------------------------------------------------------------
Accrued operating expenses                                       309,042
------------------------------------------------------------------------
  Total liabilities                                           17,303,466
------------------------------------------------------------------------
Net assets applicable to shares outstanding               $1,766,821,618
========================================================================

CAPITAL SHARES, $0.001 PAR VALUE PER SHARE:

 Authorized                                                  250,000,000
------------------------------------------------------------------------
 Outstanding                                                  58,819,385
------------------------------------------------------------------------
Net asset value, offering and redemption price per share          $30.04
========================================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 1999
(Unaudited)

INVESTMENT INCOME:

Dividends (net of $71,503 foreign withholding tax)                $  3,783,138
-------------------------------------------------------------------------------
Interest                                                             3,926,143
-------------------------------------------------------------------------------
   Total investment income                                           7,709,281
-------------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                        4,377,401
-------------------------------------------------------------------------------
Administrative services fees                                           710,092
-------------------------------------------------------------------------------
Custodian fees                                                          85,853
-------------------------------------------------------------------------------
Directors' fees and expenses                                             8,494
-------------------------------------------------------------------------------
Other                                                                   70,563
-------------------------------------------------------------------------------
   Total expenses                                                    5,252,403
-------------------------------------------------------------------------------
Net investment income                                                2,456,878
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES,
 FOREIGN CURRENCIES, FORWARD CURRENCY CONTRACTS AND OPTION
 CONTRACTS:

Net realized gain from:
  Investment securities                                             70,778,592
-------------------------------------------------------------------------------
  Foreign currencies                                                    25,406
-------------------------------------------------------------------------------
  Forward currency contracts                                         4,108,353
-------------------------------------------------------------------------------
  Option contracts                                                         888
-------------------------------------------------------------------------------
                                                                    74,913,239
-------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                            118,075,061
-------------------------------------------------------------------------------
  Foreign currencies                                                    (1,292)
-------------------------------------------------------------------------------
  Forward currency contracts                                         1,706,836
-------------------------------------------------------------------------------
  Option contracts                                                     826,782
-------------------------------------------------------------------------------
                                                                   120,607,387
-------------------------------------------------------------------------------
   Net gain on investment securities, foreign currencies, forward
    currency contracts and option contracts                        195,520,626
-------------------------------------------------------------------------------
Net increase in net assets resulting from operations              $197,977,504
===============================================================================

See Notes to Financial Statements.

                              AIM V.I. VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 1999 and the year ended December 31, 1998 (Unaudited)

                                                    JUNE 30,     DECEMBER 31,
                                                      1999           1998
                                                 ---------------------------
OPERATIONS:

 Net investment income                           $    2,456,878 $    6,184,686
-------------------------------------------------------------------------------
 Net realized gain from investment securities,
  foreign currencies, forward currency
  contracts, futures and option contracts            74,913,239     30,475,488
-------------------------------------------------------------------------------
 Change in net unrealized appreciation of
  investment securities, foreign currencies,
  forward currency contracts, futures and option
  contracts                                         120,607,387    230,113,292
-------------------------------------------------------------------------------
   Net increase in net assets resulting from
    operations                                      197,977,504    266,773,466
-------------------------------------------------------------------------------
 Distributions to shareholders from net
  investment income                                          --     (5,622,957)
-------------------------------------------------------------------------------
 Distributions to shareholders from net realized
  gains                                                      --    (49,732,413)
-------------------------------------------------------------------------------
 Net increase from capital stock transactions       347,460,569    319,123,956
-------------------------------------------------------------------------------
   Net increase in net assets                       545,438,073    530,542,052
-------------------------------------------------------------------------------

NET ASSETS:

 Beginning of year                                1,221,383,545    690,841,493
-------------------------------------------------------------------------------
 End of year                                     $1,766,821,618 $1,221,383,545
===============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)      $1,202,963,289 $  855,502,720
-------------------------------------------------------------------------------
 Undistributed net investment income                  8,648,047      6,191,169
-------------------------------------------------------------------------------
 Undistributed net realized gain from investment
  securities, foreign currencies, forward
  currency contracts, futures and option
  contracts                                         103,187,240     28,274,001
-------------------------------------------------------------------------------
 Unrealized appreciation of investment
  securities, foreign currencies, forward
  currency contracts, futures and option
  contracts                                         452,023,042    331,415,655
-------------------------------------------------------------------------------
                                                 $1,766,821,618 $1,221,383,545
===============================================================================

See Notes to Financial Statements.

                              AIM V.I. VALUE FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 1999
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of sixteen portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Value Fund (the "Fund"). The Fund's investment objective is to achieve long-term growth of capital by investing primarily in equity securities judged by the Fund's investment advisor to be undervalued relative to the investment advisor's appraisal of the current or projected earnings of the companies issuing the securities or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date, or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are either not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Such distributions are declared and paid annually.
C. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, and/or by securing a standby letter of credit from a major commercial bank, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contract may not correlate with changes in the securities being hedged.
E. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse

                              AIM V.I. VALUE FUND
 changes in the relationship between currencies. The Fund may also enter into a currency contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock-in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Outstanding forward currency contracts at June 30, 1999 were as follows:

  SETTLEMENT        CONTRACT TO
   CURRENCY    ----------------------              UNREALIZED
     DATE       DELIVER     RECEIVE      VALUE    APPRECIATION
  ----------    -------   --------------------------------
  7/19/99 EUR   7,000,000 $ 7,460,170 $ 7,224,486    $235,684
  7/20/99 EUR  33,850,000  36,238,808  34,938,165   1,300,643
  7/21/99 EUR   6,000,000   6,369,120   6,193,344     175,776
  7/22/99 EUR   8,500,000   9,011,330   8,774,561     236,769
  7/20/99 GBP   1,000,000   1,613,800   1,576,440      37,360
  8/17/99 GBP   1,100,000   1,779,651   1,734,439      45,212
 -------------------------------------------------------------
                          $62,472,879 $60,441,435  $2,031,444
 =============================================================

G. Covered Call Options - The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
    A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I
M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to pay certain administrative costs incurred in providing accounting services and other administrative services to the Fund. During the six months ended June 30, 1999, AIM was paid $41,414 for accounting and administrative services rendered by AIM.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor of the Fund's shares.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the six months ended June 30, 1999, the Fund incurred legal fees of $12,358 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest a director's fees, if so elected by such director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - BANK BORROWINGS
The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $975,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 1999, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

                              AIM V.I. VALUE FUND

NOTE 5 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold during the six months ended June 30, 1999 was $629,720,326 and $340,754,303, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of June 30, 1999 is as follows:

Aggregate unrealized appreciation of investment securities    $459,463,096
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (14,453,490)
---------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $445,009,606
===========================================================================

 Cost of investments for tax purposes is $1,321,767,816.

NOTE 6 - CAPITAL STOCK
Changes in capital stock outstanding during the six months ended June 30, 1999 and the year ended December 31, 1998 were as follows:

                                  JUNE 30,                 DECEMBER 31,
                                    1999                      1998
                           ------------------------  ------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ----------  ------------
Sold                       15,084,473  $427,699,890  13,690,852  $321,377,374
------------------------------------------------------------------------------
Issued as reinvestment of
 distributions                     --            --   2,225,788    55,355,370
------------------------------------------------------------------------------
Reacquired                 (2,800,711)  (80,239,321) (2,542,811)  (57,608,788)
------------------------------------------------------------------------------
                           12,283,762  $347,460,569  13,373,829  $319,123,956
==============================================================================

NOTE 7 - CALL OPTIONS CONTRACTS WRITTEN
Transactions in call option contracts written during the six months ended June 30, 1999 are summarized as follows:

                                                            CALL OPTION
                                                             CONTRACTS
                                                        --------------------
                                                        NUMBER OF  PREMIUMS
                                                        CONTRACTS  RECEIVED
                                                        ------------------
Beginning of period                                         200   $   83,771
-----------------------------------------------------------------------------
Written                                                   4,200    2,705,005
-----------------------------------------------------------------------------
Exercised                                                  (849)    (573,993)
-----------------------------------------------------------------------------
Expired                                                      (1)        (888)
-----------------------------------------------------------------------------
End of period                                             3,550   $2,213,895
-----------------------------------------------------------------------------

 Open call option contracts written at June 30, 1999 were as follows:

                                                                               UNREALIZED
                          CONTRACT STRIKE NUMBER OF  PREMIUMS  JUNE 30, 1999  APPRECIATION
ISSUE                      MONTH   PRICE  CONTRACTS  RECEIVED  MARKET VALUE  (DEPRECIATION)
-----                     ---------------------  --------  --------------------------
American International
 Group, Inc.              Aug. 99  $ 130      250   $  194,953  $   35,935     $ 159,018
-------------------------------------------------------------------------------------------
AT&T Corp.                Oct. 99     60      365      167,712     104,938        62,774
-------------------------------------------------------------------------------------------
Cisco Systems, Inc.       Oct. 99     55      300      250,804     376,875      (126,071)
-------------------------------------------------------------------------------------------
Cox Communications, Inc.  Sep. 99     45      880      493,224      77,000       416,224
-------------------------------------------------------------------------------------------
EMC Corp.                 Jul. 99  57.50      200      122,096      28,750        93,346
-------------------------------------------------------------------------------------------
Guidant Corp.             Jul. 99     75      180      103,524       2,250       101,274
-------------------------------------------------------------------------------------------
MCI WorldCom, Inc.        Sep. 99     90    109.5      689,093     554,344       134,749
-------------------------------------------------------------------------------------------
Sun Microsystems, Inc.    Jul. 99  62.50      280      192,489     199,500        (7,011)
-------------------------------------------------------------------------------------------
                                                    $2,213,895  $1,379,592     $ 834,303
===========================================================================================

                              AIM V.I. VALUE FUND

NOTE 8 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during six months ended June 30, 1999, each of the years in the three-year period ended December 31, 1998, the eleven months ended December 31, 1995 and the year ended January 31, 1995.

                           JUNE 30,                  DECEMBER 31,
                          ----------     ----------------------------------------     JANUARY 31,
                           1999(A)          1998       1997      1996      1995          1995
                          ----------     ----------  --------  --------  --------     -----------
Net asset value,
 beginning of period      $    26.25     $    20.83  $  17.48  $  16.11  $  11.83      $  12.17
-------------------------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income         0.05           0.09      0.08      0.30      0.11          0.10
-------------------------------------------------------------------------------------------------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)                  3.74           6.59      4.05      2.09      4.18         (0.35)
-------------------------------------------------------------------------------------------------
   Total from investment
    operations                  3.79           6.68      4.13      2.39      4.29         (0.25)
-------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net
   investment income              --          (0.13)    (0.19)    (0.10)    (0.01)        (0.09)
-------------------------------------------------------------------------------------------------
  Distributions from net
   realized gains                 --          (1.13)    (0.59)    (0.92)       --            --
-------------------------------------------------------------------------------------------------
   Total distributions            --          (1.26)    (0.78)    (1.02)    (0.01)        (0.09)
-------------------------------------------------------------------------------------------------
Net asset value, end of
 period                   $    30.04     $    26.25  $  20.83  $  17.48  $  16.11      $  11.83
-------------------------------------------------------------------------------------------------
Total return(b)                14.44%         32.41%    23.69%    15.02%    36.25%        (2.03)%
-------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of
 period (000s omitted)    $1,766,822     $1,221,384  $690,841  $369,735  $257,212      $109,257
-------------------------------------------------------------------------------------------------
Ratio of expenses to
 average net assets             0.73%(c)       0.66%     0.70%     0.73%     0.75%(d)      0.82%
-------------------------------------------------------------------------------------------------
Ratio of net investment
 income to average net
 assets                         0.34%(c)       0.68%     1.05%     2.00%     1.11%(d)      1.17%
-------------------------------------------------------------------------------------------------
Portfolio turnover rate           26%           100%      127%      129%      145%          143%
=================================================================================================

(a) Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $1,450,392,564.
(d) Annualized.

                              AIM V.I. VALUE FUND

                                ANNUAL REPORT

                                  FINANCIALS

                           DATED DECEMBER 31, 1998




                                      FS

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Aggressive Growth Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1998, the related statement of operations, the statement of changes in net assets, and the financial highlights for the period May 1, 1998 (commencement of operations) through December 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Aggressive Growth Fund, as of December 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the period May 1, 1998 (commencement of operations) through December 31, 1998 in conformity with generally accepted accounting principles.

                                 /s/ TAIT, WELLER & BAKER
                                 --------------------------------
                                 TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 3, 1999
                        AIM V.I. AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS
December 31, 1998

                                                         MARKET
                                               SHARES    VALUE

COMMON STOCKS - 82.28%

AEROSPACE/DEFENSE - 0.36%

AAR Corp.                                          500 $   11,938
-----------------------------------------------------------------
Aviation Sales Co.(a)                              100      4,063
-----------------------------------------------------------------
                                                           16,001
-----------------------------------------------------------------

AIR FREIGHT - 0.19%

Expeditors International of Washington, Inc.       200      8,400
-----------------------------------------------------------------

AIRLINES - 0.61%

ASA Holdings, Inc.                                 100      3,050
-----------------------------------------------------------------
Atlantic Coast Airlines Holdings(a)                500     12,500
-----------------------------------------------------------------
Ryanair Holdings PLC-ADR (Ireland)(a)              300     11,325
-----------------------------------------------------------------
                                                           26,875
-----------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.64%

Danaher Corp.                                      200     10,862
-----------------------------------------------------------------
Gentex Corp.(a)                                    500     10,000
-----------------------------------------------------------------
Tower Automotive, Inc.(a)                          300      7,482
-----------------------------------------------------------------
                                                           28,344
-----------------------------------------------------------------

BANKS (REGIONAL) - 2.09%

Bank United Corp. - Class A                        200      7,850
-----------------------------------------------------------------
Centennial Bancorp(a)                              300      5,625
-----------------------------------------------------------------
Centura Banks, Inc.                                100      7,438
-----------------------------------------------------------------
Community First Bankshares, Inc.                   600     12,638
-----------------------------------------------------------------
First Republic Bank(a)                             300      7,518
-----------------------------------------------------------------
First Washington Bancorp, Inc.                     200      4,800
-----------------------------------------------------------------
Provident Bankshares Corp.                         200      4,975
-----------------------------------------------------------------
Silicon Valley Bancshares(a)                       200      3,406
-----------------------------------------------------------------
Southwest Bancorp. of Texas, Inc.(a)               500      8,938
-----------------------------------------------------------------
Sterling Bancshares, Inc.                          300      4,462
-----------------------------------------------------------------
Trustmark Corp.                                    200      4,525
-----------------------------------------------------------------
Westamerica Bancorp.                               200      7,350
-----------------------------------------------------------------
Zions Bancorp.                                     200     12,475
-----------------------------------------------------------------
                                                           92,000
-----------------------------------------------------------------

BIOTECHNOLOGY - 0.78%

Curative Health Services, Inc.(a)                  200      6,700
-----------------------------------------------------------------
IDEXX Laboratories, Inc.(a)                        700     18,834
-----------------------------------------------------------------
PathoGenesis Corp.(a)                              100      5,800
-----------------------------------------------------------------
Pharmaceutical Product Development, Inc.(a)        100      3,006
-----------------------------------------------------------------
                                                           34,340
-----------------------------------------------------------------


                                                             MARKET
                                                   SHARES    VALUE

BROADCASTING (TELEVISION, RADIO & CABLE) - 1.26%

Chancellor Media Corp.(a)                              200 $    9,575
---------------------------------------------------------------------
Heftel Broadcasting Corp.(a)                           800     39,400
---------------------------------------------------------------------
Jacor Communications, Inc.(a)                          100      6,437
---------------------------------------------------------------------
                                                               55,412
---------------------------------------------------------------------

BUILDING MATERIALS - 0.13%

NCI Building Systems, Inc.(a)                          200      5,625
---------------------------------------------------------------------

CHEMICALS (SPECIALTY) - 0.33%

OM Group, Inc.                                         400     14,600
---------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 2.12%

Brightpoint, Inc.(a)                                 2,200     30,250
---------------------------------------------------------------------
Comverse Technology, Inc.(a)                           500     35,500
---------------------------------------------------------------------
Dycom Industries, Inc.(a)                              200     11,425
---------------------------------------------------------------------
REMEC, Inc.(a)                                         400      7,200
---------------------------------------------------------------------
Tekelec(a)                                             300      4,968
---------------------------------------------------------------------
VideoServer, Inc.(a)                                   200      3,675
---------------------------------------------------------------------
                                                               93,018
---------------------------------------------------------------------

COMPUTERS (HARDWARE) - 0.82%

Brooktrout Technology, Inc.(a)                         200      3,425
---------------------------------------------------------------------
IDX Systems Corp.(a)                                   100      4,400
---------------------------------------------------------------------
Micron Electronics, Inc.(a)                            800     13,850
---------------------------------------------------------------------
National Instruments Corp.(a)                          200      6,825
---------------------------------------------------------------------
Visual Networks, Inc.(a)                               200      7,500
---------------------------------------------------------------------
                                                               36,000
---------------------------------------------------------------------

COMPUTERS (NETWORKING) - 0.85%

Broadcom Corp.(a)                                      200     24,150
---------------------------------------------------------------------
International Network Services(a)                      200     13,300
---------------------------------------------------------------------
                                                               37,450
---------------------------------------------------------------------

COMPUTERS (PERIPHERALS) - 2.27%

Cybex Computer Products Corp.(a)                       300      8,812
---------------------------------------------------------------------
Jabil Circuit, Inc.(a)                                 200     14,925
---------------------------------------------------------------------
Network Appliance, Inc.(a)                             800     36,000
---------------------------------------------------------------------
QLogic Corp.(a)                                        100     13,087
---------------------------------------------------------------------
SMART Modular Technologies, Inc.(a)                    600     16,650
---------------------------------------------------------------------
Xircom, Inc.(a)                                        300     10,200
---------------------------------------------------------------------
                                                               99,674
---------------------------------------------------------------------

                        AIM V.I. AGGRESSIVE GROWTH FUND

                                                               MARKET
                                                     SHARES    VALUE
COMPUTERS (SOFTWARE & SERVICES) - 11.96%

American Management Systems, Inc.(a)                     200 $    8,000
-----------------------------------------------------------------------
Aspect Development, Inc.(a)                              200      8,863
-----------------------------------------------------------------------
Avant! Corp.(a)                                          400      6,400
-----------------------------------------------------------------------
AVT Corp.(a)                                             400     11,600
-----------------------------------------------------------------------
AXENT Technologies, Inc.(a)                              400     12,225
-----------------------------------------------------------------------
Business Objects S.A.-ADR (France)(a)                    300      9,750
-----------------------------------------------------------------------
Check Point Software Technologies Ltd.(a) (Israel)       400     18,325
-----------------------------------------------------------------------
Citrix Systems, Inc.(a)                                  400     38,825
-----------------------------------------------------------------------
Computer Management Sciences, Inc.(a)                    500      8,688
-----------------------------------------------------------------------
Concord Communications, Inc.(a)                          200     11,350
-----------------------------------------------------------------------
Concord EFS, Inc.(a)                                     900     38,137
-----------------------------------------------------------------------
Documentum, Inc.(a)                                      200     10,687
-----------------------------------------------------------------------
Electronics for Imaging, Inc.(a)                         500     20,093
-----------------------------------------------------------------------
Engineering Animation, Inc.(a)                           500     27,000
-----------------------------------------------------------------------
Gemstar International Group Ltd.(a)                      200     11,450
-----------------------------------------------------------------------
HNC Software, Inc.(a)                                    300     12,132
-----------------------------------------------------------------------
Hyperion Solutions Corp.(a)                              390      7,020
-----------------------------------------------------------------------
Jack Henry & Associates                                  100      4,975
-----------------------------------------------------------------------
Kronos, Inc.(a)                                          100      4,432
-----------------------------------------------------------------------
Legato Systems, Inc.(a)                                  300     19,782
-----------------------------------------------------------------------
Lycos, Inc.(a)                                           500     27,781
-----------------------------------------------------------------------
Macromedia, Inc.(a)                                      200      6,738
-----------------------------------------------------------------------
Medical Manager Corp.(a)                                 600     18,825
-----------------------------------------------------------------------
Mercury Interactive Corp.(a)                             200     12,650
-----------------------------------------------------------------------
Mobius Management Systems, Inc.(a)                       100      1,487
-----------------------------------------------------------------------
PC Connection, Inc.(a)                                   400      7,050
-----------------------------------------------------------------------
QRS Corp.(a)                                             100      4,800
-----------------------------------------------------------------------
QuadraMed Corp.(a)                                       300      6,150
-----------------------------------------------------------------------
Rational Software Corp.(a)                               900     23,850
-----------------------------------------------------------------------
Sapient Corp.(a)                                         100      5,600
-----------------------------------------------------------------------
ScanSource, Inc.(a)                                      100      2,150
-----------------------------------------------------------------------
Secure Computing Corp.(a)                                400      7,625
-----------------------------------------------------------------------
Sterling Software, Inc. (a)                              200      5,412
-----------------------------------------------------------------------
Technisource, Inc.(a)                                    100        987
-----------------------------------------------------------------------
Transaction Systems Architects, Inc. - Class A(a)        200     10,000
-----------------------------------------------------------------------
USWeb Corp.(a)                                           700     18,463
-----------------------------------------------------------------------
Veritas Software Corp.(a)                                650     38,959
-----------------------------------------------------------------------
Visio Corp.(a)                                           500     18,282
-----------------------------------------------------------------------
Whittman-Hart, Inc.(a)                                   200      5,525
-----------------------------------------------------------------------
Wind River Systems(a)                                    300     14,100
-----------------------------------------------------------------------
                                                                526,168
-----------------------------------------------------------------------

                                                          MARKET
                                                SHARES    VALUE

CONSUMER (JEWELRY, NOVELTIES & GIFTS) - 0.75%

Action Performance Companies, Inc.(a)               300 $   10,613
------------------------------------------------------------------
Blyth Industries, Inc.(a)                           500     15,625
------------------------------------------------------------------
Department 56, Inc.(a)                              100      3,756
------------------------------------------------------------------
Fossil, Inc.(a)                                     100      2,875
------------------------------------------------------------------
                                                            32,869
------------------------------------------------------------------

CONSUMER FINANCE - 0.37%

AmeriCredit Corp.(a)                                700      9,668
------------------------------------------------------------------
Doral Financial Corp.                               300      6,637
------------------------------------------------------------------
                                                            16,305
------------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH) - 0.40%

Patterson Dental Co.(a)                             400     17,400
------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 2.60%

AFC Cable Systems, Inc.(a)                          300     10,088
------------------------------------------------------------------
Hadco Corp.(a)                                      100      3,500
------------------------------------------------------------------
Oak Industries, Inc.(a)                             200      7,000
------------------------------------------------------------------
Sanmina Corp.(a)                                    400     25,000
------------------------------------------------------------------
Sawtek, Inc.(a)                                     100      1,750
------------------------------------------------------------------
SLI, Inc.(a)                                        200      5,550
------------------------------------------------------------------
Symbol Technologies, Inc.                           600     38,363
------------------------------------------------------------------
Uniphase Corp.(a)                                   300     20,812
------------------------------------------------------------------
Watsco, Inc.                                        150      2,513
------------------------------------------------------------------
                                                           114,576
------------------------------------------------------------------

ELECTRONICS (COMPONENT DISTRIBUTORS) - 0.10%

Anicom, Inc.(a)                                     500      4,594
------------------------------------------------------------------

ELECTRONICS (DEFENSE) - 0.21%

Aeroflex, Inc.(a)                                   600      9,075
------------------------------------------------------------------

ELECTRONICS (INSTRUMENTATION) - 0.60%

Waters Corp.(a)                                     300     26,175
------------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 6.32%

Apex PC Solutions, Inc.(a)                          100      2,887
------------------------------------------------------------------
Applied Micro Circuits Corp.(a)                     400     13,587
------------------------------------------------------------------
Artisan Components, Inc.(a)                         500      2,657
------------------------------------------------------------------
Burr-Brown Corp.(a)                                 100      2,343
------------------------------------------------------------------
Dallas Semiconductor Corp.                          200      8,150
------------------------------------------------------------------
Flextronics International Ltd.(a)                   700     59,938
------------------------------------------------------------------
Level One Communications, Inc.(a)                   600     21,300
------------------------------------------------------------------
Micrel, Inc.(a)                                     200     11,000
------------------------------------------------------------------
Microchip Technology, Inc.(a)                       800     29,600
------------------------------------------------------------------
PMC-Sierra, Inc.(a)                                 300     18,938
------------------------------------------------------------------
Semtech Corp.(a)                                    300     10,763
------------------------------------------------------------------
Sipex Corp.(a)                                    1,000     35,125
------------------------------------------------------------------
TranSwitch Corp.(a)                                 500     19,468
------------------------------------------------------------------
Unitrode Corp.(a)                                   600     10,500
------------------------------------------------------------------
Vitesse Semiconductor Corp.(a)                      700     31,938
------------------------------------------------------------------
                                                           278,194
------------------------------------------------------------------

                        AIM V.I. AGGRESSIVE GROWTH FUND

                                                          MARKET
                                                SHARES    VALUE

ENTERTAINMENT - 0.81%

Cinar Films Inc.-Class B(a) (Canada)                100 $    2,538
------------------------------------------------------------------
SFX Entertainment, Inc.-Class A(a)                  600     32,925
------------------------------------------------------------------
                                                            35,463
------------------------------------------------------------------

EQUIPMENT (SEMICONDUCTORS) - 0.45%

Asyst Technologies, Inc.(a)                         300      6,112
------------------------------------------------------------------
Etec Systems, Inc.(a)                               100      4,000
------------------------------------------------------------------
Novellus Systems, Inc.(a)                           200      9,900
------------------------------------------------------------------
                                                            20,012
------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 1.04%

Insignia Financial Group, Inc.(a)                   200      2,425
------------------------------------------------------------------
NCO Group, Inc.(a)                                  300     13,500
------------------------------------------------------------------
SEI Investments Co.                                 300     29,812
------------------------------------------------------------------
                                                            45,737
------------------------------------------------------------------

FOODS - 1.04%

American Italian Pasta Co.-Class A(a)               200      5,275
------------------------------------------------------------------
Earthgrains Co. (The)                               200      6,187
------------------------------------------------------------------
Fresh Del Monte Produce, Inc.(a)                    200      4,337
------------------------------------------------------------------
Hain Food Group, Inc. (The)(a)                      600     15,000
------------------------------------------------------------------
International Home Foods, Inc.(a)                   200      3,375
------------------------------------------------------------------
Pilgrim's Pride Corp.-Class B                       100      1,994
------------------------------------------------------------------
United Natural Foods, Inc.(a)                       400      9,650
------------------------------------------------------------------
                                                            45,818
------------------------------------------------------------------

HEALTH CARE (DRUGS - GENERIC & OTHER) - 1.64%

Alpharma, Inc.-Class A                              600     21,188
------------------------------------------------------------------
Biovail Corporation International(a) (Canada)       200      7,563
------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A(a)             600     35,775
------------------------------------------------------------------
Parexel International Corp.(a)                      300      7,500
------------------------------------------------------------------
                                                            72,026
------------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT) - 1.28%

Health Management Associates, Inc.-Class A(a)     1,000     21,625
------------------------------------------------------------------
New American Healthcare Corp.(a)                    300      3,356
------------------------------------------------------------------
Province Healthcare Co.(a)                          300     10,763
------------------------------------------------------------------
Universal Health Services, Inc.-Class B(a)          400     20,750
------------------------------------------------------------------
                                                            56,494
------------------------------------------------------------------

HEALTH CARE (LONG-TERM CARE) - 0.33%

Assisted Living Concepts, Inc.(a)                   700      9,189
------------------------------------------------------------------
Sunrise Assisted Living, Inc.(a)                    100      5,187
------------------------------------------------------------------
                                                            14,376
------------------------------------------------------------------

HEALTH CARE (MANAGED CARE) - 0.46%

Express Scripts, Inc.-Class A(a)                    300     20,138
------------------------------------------------------------------

                                                             MARKET
                                                   SHARES    VALUE

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 3.98%

Haemonetics Corp.(a)                                   100 $    2,275
---------------------------------------------------------------------
Henry Schein, Inc.(a)                                  900     40,275
---------------------------------------------------------------------
Hologic, Inc.(a)                                       700      8,487
---------------------------------------------------------------------
MiniMed, Inc.(a)                                       200     20,950
---------------------------------------------------------------------
Osteotech, Inc.(a)                                     300     13,950
---------------------------------------------------------------------
PSS World Medical, Inc.(a)                             300      6,900
---------------------------------------------------------------------
ResMed, Inc.(a)                                        200      9,075
---------------------------------------------------------------------
Serologicals Corp.(a)                                  300      9,000
---------------------------------------------------------------------
Sybron International Corp.(a)                          900     24,469
---------------------------------------------------------------------
VISX, Inc.(a)                                          400     34,975
---------------------------------------------------------------------
Xomed Surgical Products, Inc.(a)                       150      4,800
---------------------------------------------------------------------
                                                              175,156
---------------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES) - 3.27%

Advance Paradigm, Inc.(a)                              200      7,000
---------------------------------------------------------------------
Covance, Inc.(a)                                       200      5,825
---------------------------------------------------------------------
First Consulting Group, Inc.(a)                        200      4,100
---------------------------------------------------------------------
Hooper Holmes, Inc.                                    400     11,600
---------------------------------------------------------------------
Lincare Holdings, Inc.(a)                              100      4,056
---------------------------------------------------------------------
NCS HealthCare, Inc.-Class A (a)                       700     16,625
---------------------------------------------------------------------
Ocular Sciences, Inc.(a)                               400     10,700
---------------------------------------------------------------------
Omnicare, Inc.                                         600     20,850
---------------------------------------------------------------------
Orthodontic Centers of America, Inc.(a)                800     15,550
---------------------------------------------------------------------
Renal Care Group, Inc.(a)                              300      8,644
---------------------------------------------------------------------
Res-Care, Inc.(a)                                      200      4,938
---------------------------------------------------------------------
Superior Consultant Holdings Corp.(a)                  300     13,050
---------------------------------------------------------------------
Total Renal Care Holdings, Inc.(a)                     300      8,868
---------------------------------------------------------------------
Veterinary Centers of America, Inc.(a)                 600     11,963
---------------------------------------------------------------------
                                                              143,769
---------------------------------------------------------------------

HOMEBUILDING - 0.17%

American Homestar Corp.(a)                             500      7,500
---------------------------------------------------------------------

HOUSEHOLD FURNITURE & APPLIANCES - 0.02%

International Comfort Products Corp. (Canada)(a)       100        800
---------------------------------------------------------------------

HOUSEWARES - 0.30%

Helen of Troy Ltd.(a)                                  900     13,218
---------------------------------------------------------------------

INSURANCE (LIFE & HEALTH) - 0.12%

Penn Treaty American Corp.(a)                          200      5,388
---------------------------------------------------------------------

INSURANCE (MULTI-LINE) - 0.07%

Century Business Services, Inc.(a)                     200      2,875
---------------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY) - 0.58%

CMAC Investment Corp.                                  200      9,187
---------------------------------------------------------------------
Fidelity National Financial, Inc.                      110      3,355
---------------------------------------------------------------------
FPIC Insurance Group, Inc.(a)                          200      9,563
---------------------------------------------------------------------
HCC Insurance Holdings, Inc.                           200      3,525
---------------------------------------------------------------------
                                                               25,630
---------------------------------------------------------------------

                        AIM V.I. AGGRESSIVE GROWTH FUND

                                                         MARKET
                                               SHARES    VALUE

INVESTMENT MANAGEMENT - 0.52%

Eaton Vance Corp.                                  300 $    6,262
-----------------------------------------------------------------
Knight/Trimark Group, Inc.-Class A(a)              700     16,756
-----------------------------------------------------------------
                                                           23,018
-----------------------------------------------------------------

LEISURE TIME (PRODUCTS) - 0.16%

International Speedway Corp.-Class A               100      4,050
-----------------------------------------------------------------
Speedway Motorsports, Inc.                         100      2,850
-----------------------------------------------------------------
                                                            6,900
-----------------------------------------------------------------

LODGING-HOTELS - 0.17%

Royal Caribbean Cruises Ltd. (Norway)              200      7,400
-----------------------------------------------------------------

MACHINERY (DIVERSIFIED) - 0.26%

Applied Power, Inc.-Class A                        300     11,325
-----------------------------------------------------------------

MANUFACTURING (DIVERSIFIED) - 0.29%

Matthews International Corp.-Class A               200      6,300
-----------------------------------------------------------------
Spartech Corp.                                     300      6,600
-----------------------------------------------------------------
                                                           12,900
-----------------------------------------------------------------

MANUFACTURING (SPECIALIZED) - 0.31%

JLG Industries, Inc.                               500      7,812
-----------------------------------------------------------------
Zebra Technologies Corp.(a)                        200      5,750
-----------------------------------------------------------------
                                                           13,562
-----------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES - 0.87%

Daisytek International Corp.(a)                    900     17,100
-----------------------------------------------------------------
Herman Miller, Inc.                                500     13,437
-----------------------------------------------------------------
United Stationers, Inc.(a)                         300      7,800
-----------------------------------------------------------------
                                                           38,337
-----------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT) - 0.38%

Cal Dive International, Inc.(a)                    200      4,150
-----------------------------------------------------------------
Core Laboratories N.V.(a) (Netherlands)            500      9,563
-----------------------------------------------------------------
Global Industries Ltd.(a)                          500      3,062
-----------------------------------------------------------------
                                                           16,775
-----------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION) - 0.43%

Cabot Oil & Gas Corp.-Class A                      300      4,500
-----------------------------------------------------------------
Evergreen Resources, Inc.(a)                       500      8,875
-----------------------------------------------------------------
Stone Energy Corp.(a)                              200      5,750
-----------------------------------------------------------------
                                                           19,125
-----------------------------------------------------------------

PERSONAL CARE - 0.44%

Steiner Leisure Ltd.(a)                            600     19,200
-----------------------------------------------------------------

PUBLISHING - 0.33%

IDG Books Worldwide, Inc.-Class A(a)               400      6,900
-----------------------------------------------------------------
Meredith Corp.                                     200      7,575
-----------------------------------------------------------------
                                                           14,475
-----------------------------------------------------------------

RAILROADS - 0.37%

MotivePower Industries, Inc.(a)                    500     16,093
-----------------------------------------------------------------

                                                     MARKET
                                           SHARES    VALUE

RESTAURANTS - 1.14%

Buffets, Inc.(a)                               200 $    2,387
-------------------------------------------------------------
CEC Entertainment, Inc.(a)                     700     19,425
-------------------------------------------------------------
Papa John's International, Inc.(a)             300     13,238
-------------------------------------------------------------
Sonic Corp.(a)                                 600     14,925
-------------------------------------------------------------
                                                       49,975
-------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS) - 1.94%

Best Buy Co., Inc.(a)                          100      6,138
-------------------------------------------------------------
CDW Computer Centers, Inc.(a)                  700     67,156
-------------------------------------------------------------
Tech Data Corp.(a)                             300     12,075
-------------------------------------------------------------
                                                       85,369
-------------------------------------------------------------

RETAIL (DISCOUNTERS) - 1.30%

Burlington Coat Factory Warehouse Corp.        500      8,157
-------------------------------------------------------------
Dollar Tree Stores, Inc.(a)                    450     19,659
-------------------------------------------------------------
Family Dollar Stores, Inc.                     500     11,000
-------------------------------------------------------------
99 Cents Only Stores(a)                        375     18,421
-------------------------------------------------------------
                                                       57,237
-------------------------------------------------------------

RETAIL (FOOD CHAINS) - 0.14%

Wild Oats Markets, Inc.(a)                     200      6,300
-------------------------------------------------------------

RETAIL (HOME SHOPPING) - 0.17%

DM Management Co.(a)                           400      7,600
-------------------------------------------------------------

RETAIL (SPECIALTY) - 2.81%

Casey's General Stores, Inc.                   200      2,607
-------------------------------------------------------------
Cost Plus, Inc.(a)                             200      6,275
-------------------------------------------------------------
CSK Auto Corp.(a)                              400     10,675
-------------------------------------------------------------
Hibbett Sporting Goods, Inc.(a)                400      9,700
-------------------------------------------------------------
Linens 'N Things, Inc.(a)                      500     19,813
-------------------------------------------------------------
Michaels Stores, Inc.(a)                       500      9,046
-------------------------------------------------------------
O'Reilly Automotive, Inc.(a)                   300     14,175
-------------------------------------------------------------
PETsMART, Inc.(a)                              400      4,400
-------------------------------------------------------------
Rent-Way, Inc.(a)                              300      7,294
-------------------------------------------------------------
Renters Choice, Inc.(a)                        600     19,050
-------------------------------------------------------------
Trans World Entertainment Corp.(a)             650     12,390
-------------------------------------------------------------
Williams-Sonoma, Inc.(a)                       200      8,062
-------------------------------------------------------------
                                                      123,487
-------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL) - 2.86%

Abercrombie & Fitch Co.-Class A(a)             338     23,913
-------------------------------------------------------------
American Eagle Outfitters, Inc.(a)             400     26,650
-------------------------------------------------------------
AnnTaylor Stores Corp.(a)                      400     15,775
-------------------------------------------------------------
Buckle, Inc. (The)(a)                          850     20,400
-------------------------------------------------------------
Goody's Family Clothing, Inc.(a)             1,100     11,035
-------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)                 650     20,637
-------------------------------------------------------------
Pacific Sunwear of California(a)               450      7,369
-------------------------------------------------------------
                                                      125,779
-------------------------------------------------------------

                        AIM V.I. AGGRESSIVE GROWTH FUND

                                                        MARKET
                                              SHARES    VALUE

SERVICES (ADVERTISING/MARKETING) - 1.18%

Abacus Direct Corp.(a)                            100    $ 4,550
----------------------------------------------------------------
Acxiom Corp.(a)                                   500     15,500
----------------------------------------------------------------
ADVO, Inc.(a)                                     100      2,637
----------------------------------------------------------------
Market Facts, Inc.(a)                             500     13,000
----------------------------------------------------------------
Metris Companies, Inc.                            100      5,032
----------------------------------------------------------------
Professional Detailing, Inc.(a)                   100      2,825
----------------------------------------------------------------
TMP Worldwide, Inc.(a)                            200      8,400
----------------------------------------------------------------
                                                          51,944
----------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 2.60%

Bright Horizons Family Solutions, Inc.(a)         300      8,100
----------------------------------------------------------------
Championship Auto Racing Teams, Inc.(a)           100      2,963
----------------------------------------------------------------
ChoicePoint, Inc.(a)                              100      6,450
----------------------------------------------------------------
G & K Services, Inc.-Class A                      300     15,975
----------------------------------------------------------------
Iron Mountain, Inc.(a)                            200      7,213
----------------------------------------------------------------
MSC Industrial Direct Co., Inc.-Class A(a)        400      9,050
----------------------------------------------------------------
Regis Corp.                                       400     16,000
----------------------------------------------------------------
Ritchie Bros. Auctioneers, Inc.(a) (Canada)       200      5,388
----------------------------------------------------------------
Stewart Enterprises, Inc.-Class A                 900     20,025
----------------------------------------------------------------
Strayer Education, Inc.                           400     14,100
----------------------------------------------------------------
Sylvan Learning Systems, Inc.(a)                  300      9,150
----------------------------------------------------------------
                                                         114,414
----------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS) - 2.71%

Analysts International Corp.                      200      3,850
----------------------------------------------------------------
Ciber, Inc.(a)                                    200      5,587
----------------------------------------------------------------
Computer Task Group, Inc.                         600     16,275
----------------------------------------------------------------
Insight Enterprises, Inc.(a)                    1,000     50,875
----------------------------------------------------------------
Keane, Inc.(a)                                    200      7,988
----------------------------------------------------------------
Safeguard Scientifics, Inc.(a)                    100      2,743
----------------------------------------------------------------
SunGard Data Systems, Inc.(a)                     800     31,750
----------------------------------------------------------------
                                                         119,068
----------------------------------------------------------------

SERVICES (DATA PROCESSING) - 3.77%

Affiliated Computer Services, Inc.(a)             700     31,500
----------------------------------------------------------------
Computer Horizons Corp.(a)                        200      5,325
----------------------------------------------------------------
CSG Systems International, Inc.(a)                700     55,300
----------------------------------------------------------------
FactSet Research Systems, Inc.(a)                 200     12,350
----------------------------------------------------------------
Lason Holdings, Inc.(a)                           100      5,818
----------------------------------------------------------------
MedQuist, Inc.(a)                                 400     15,800
----------------------------------------------------------------
National Computer Systems, Inc.                   500     18,500
----------------------------------------------------------------
NOVA Corp.(a)                                     614     21,298
----------------------------------------------------------------
                                                         165,891
----------------------------------------------------------------

                                                        MARKET
                                              SHARES    VALUE

SERVICES (EMPLOYMENT) - 1.05%

On Assignment, Inc.(a)                                      100    $ 3,450
--------------------------------------------------------------------------
RCM Technologies, Inc.(a)                                   200      5,300
--------------------------------------------------------------------------
Robert Half International, Inc.(a)                          300     13,408
--------------------------------------------------------------------------
Romac International, Inc.(a)                                700     15,575
--------------------------------------------------------------------------
Select Appointments Holdings PLC-ADR
 (United Kingdom)                                           400      8,600
--------------------------------------------------------------------------
                                                                    46,333
--------------------------------------------------------------------------

SERVICES (FACILITIES & ENVIRONMENTAL) - 0.40%

Cornell Corrections, Inc.(a)                                500      9,500
--------------------------------------------------------------------------
Tetra Tech, Inc.(a)                                         300      8,118
--------------------------------------------------------------------------
                                                                    17,618
--------------------------------------------------------------------------

SPECIALTY PRINTING - 0.83%

Consolidated Graphics, Inc.(a)                              300     20,268
--------------------------------------------------------------------------
Valassis Communications, Inc.(a)                            200     10,325
--------------------------------------------------------------------------
World Color Press, Inc.(a)                                  200      6,088
--------------------------------------------------------------------------
                                                                    36,681
--------------------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 0.29%

Amdocs Ltd.(a)                                              400      6,850
--------------------------------------------------------------------------
International Telecommunication Data Systems, Inc.(a)       400      5,900
--------------------------------------------------------------------------
                                                                    12,750
--------------------------------------------------------------------------

TELEPHONE - 0.34%

GeoTel Communications Corp.(a)                              400     14,900
--------------------------------------------------------------------------
Textiles (Apparel) - 0.82%
Quicksilver, Inc.(a)                                      1,000     30,000
--------------------------------------------------------------------------
Tommy Hilfiger Corp.(a)                                     100      6,000
--------------------------------------------------------------------------
                                                                    36,000
--------------------------------------------------------------------------

TEXTILES (HOME FURNISHINGS) - 0.48%

Mohawk Industries, Inc.(a)                                  500     21,032
--------------------------------------------------------------------------
Truckers - 0.25%
Swift Transportation Co., Inc.(a)                           400     11,213
--------------------------------------------------------------------------
Trucks & Parts - 0.32%
Wabash National Corp.                                       700     14,218
--------------------------------------------------------------------------

WASTE MANAGEMENT - 1.03%

Allied Waste Industries, Inc.(a)                          1,360     32,130
--------------------------------------------------------------------------
KTI, Inc.(a)                                                600     12,975
--------------------------------------------------------------------------
                                                                    45,105
--------------------------------------------------------------------------
  Total Common Stocks (Cost $2,946,310)                          3,619,519
--------------------------------------------------------------------------

                        AIM V.I. AGGRESSIVE GROWTH FUND

                                                          PRINCIPAL    MARKET
                                                           AMOUNT      VALUE
U.S TREASURY BILLS(b) - 8.10%

4.439%, 03/25/99 (Cost $356,307)                         $360,000(c) $  356,307
--------------------------------------------------------------------------------
  Total Investments, excluding repurchase agreement
   (Cost $3,302,617)                                                  3,975,826
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT(d) - 10.43%

SBC Warburg Dillon Read, Inc., 4.75%
 01/04/99(e) (Cost $459,028)                              459,028       459,028
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.81%                                           4,434,854
--------------------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS - (0.81)%                                 (35,751)
--------------------------------------------------------------------------------
NET ASSETS - 100.00%                                                 $4,399,103
================================================================================

(a) Non-income producing security.
(b) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(c) A portion of the principal balance was pledged as collateral to cover margin requirements for open future contracts. See Note 7.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into 12/31/98 with a maturing value of $1,000,527,778. Collateralized by $2,207,068,000 U.S. Government
    obligations, 0% to 6.75% due 06/30/99 to 11/15/21 with an aggregate market value at 12/31/98 of $1,020,001,079.

Investment Abbreviation:

ADR - American Depositary Receipt


See Notes to Financial Statements.

                        AIM V.I. AGGRESSIVE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1998

ASSETS:

Investments, excluding repurchase agreements, at market
 value (cost $3,302,617)                                  $ 3,975,826
---------------------------------------------------------------------
Repurchase agreements (cost $459,028)                         459,028
---------------------------------------------------------------------
Receivables for:
 Capital stock sold                                             3,114
---------------------------------------------------------------------
 Investments sold                                              19,772
---------------------------------------------------------------------
 Dividends and interest                                           259
---------------------------------------------------------------------
 Variation margin                                               3,875
---------------------------------------------------------------------
 Reimbursement from advisor                                    45,009
---------------------------------------------------------------------
Investment for deferred compensation plan                       2,778
---------------------------------------------------------------------
  Total assets                                              4,509,661
---------------------------------------------------------------------

LIABILITIES:

Payable for investments purchased                             100,750
---------------------------------------------------------------------
Deferred compensation plan                                      2,778
---------------------------------------------------------------------
Accrued operating expenses                                      7,030
---------------------------------------------------------------------
  Total liabilities                                           110,558
---------------------------------------------------------------------
Net assets applicable to shares outstanding               $ 4,399,103
=====================================================================

CAPITAL SHARES, $0.001 PAR VALUE PER SHARE:

 Authorized                                               250,000,000
---------------------------------------------------------------------
 Outstanding                                                  446,621
=====================================================================
Net asset value, offering and redemption price per share        $9.85
=====================================================================

STATEMENT OF OPERATIONS

For the period May 1, 1998 (date operations commenced) through December 31, 1998

INVESTMENT INCOME:

Interest                                                   $  33,438
---------------------------------------------------------------------
Dividends                                                      1,129
---------------------------------------------------------------------
   Total investment income                                    34,567
---------------------------------------------------------------------

EXPENSES:

Advisory fees                                                 13,054
---------------------------------------------------------------------
Administrative services fees                                  26,658
---------------------------------------------------------------------
Custodian fees                                                18,571
---------------------------------------------------------------------
Directors' fees and expenses                                   6,301
---------------------------------------------------------------------
Legal fees                                                     7,771
---------------------------------------------------------------------
Other                                                          3,066
---------------------------------------------------------------------
   Total expenses                                             75,421
---------------------------------------------------------------------
Less: Fees waived and reimbursed by advisor                  (56,454)
---------------------------------------------------------------------
      Expenses paid indirectly                                   (65)
---------------------------------------------------------------------
   Net expenses                                               18,902
---------------------------------------------------------------------
Net investment income                                         15,665
---------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
 SECURITIES AND FUTURES CONTRACTS:

Net realized gain (loss) from:
   Investment securities                                    (182,452)
---------------------------------------------------------------------
   Futures contracts                                        (213,085)
---------------------------------------------------------------------
                                                            (395,537)
---------------------------------------------------------------------
Net unrealized appreciation of:
   Investment securities                                     673,210
---------------------------------------------------------------------
   Futures contracts                                          15,300
---------------------------------------------------------------------
                                                             688,510
---------------------------------------------------------------------
 Net gain from investment securities and futures contracts   292,973
---------------------------------------------------------------------
Net increase in net assets resulting from operations       $ 308,638
=====================================================================

See Notes to Financial Statements.

                        AIM V.I. AGGRESSIVE GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

For the period May 1, 1998 (date operations commenced) through December 31,
1998

                                                                      1998
                                                                   ----------
OPERATIONS:

 Net investment income                                             $   15,665
------------------------------------------------------------------------------
 Net realized gain (loss) from investment securities and futures
  contracts                                                          (395,537)
------------------------------------------------------------------------------
 Net unrealized appreciation of investment securities and futures
  contracts                                                           688,510
------------------------------------------------------------------------------
   Net increase in net assets resulting from operations               308,638
------------------------------------------------------------------------------
 Dividends to shareholders from net investment income                 (22,273)
------------------------------------------------------------------------------
 Net increase from capital stock transactions                       4,112,738
------------------------------------------------------------------------------
   Net increase in net assets                                       4,399,103
------------------------------------------------------------------------------

NET ASSETS:

 Beginning of period                                                       --
------------------------------------------------------------------------------
 End of period                                                     $4,399,103
==============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)                        $4,108,916
------------------------------------------------------------------------------
 Undistributed net investment income                                   (2,786)
------------------------------------------------------------------------------
 Undistributed net realized gain (loss) from investment securities
  and futures contracts                                              (395,537)
------------------------------------------------------------------------------
 Unrealized appreciation of investment securities and futures
  contracts                                                           688,510
------------------------------------------------------------------------------
                                                                   $4,399,103
==============================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 1998

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of fifteen portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Aggressive Growth Fund (the "Fund"). The Fund's investment objective is to achieve long-term growth of capital. The Fund commenced operations on May 1, 1998. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If no mean is available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which

                      AIM V.I. AGGRESSIVE GROWTH FUND
   will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On December 31, 1998 additional paid-in capital was decreased by $3,822, undistributed net investment income was increased by $3,822 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund had capital loss carryforwards (which may be carried forward to offset future taxable capital gains, if any) of $354,222, which expires, if not previously utilized, through the year 2006. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.
D. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $150 million. During the period May 1, 1998 (date operations commenced) through December 31, 1998, AIM waived expenses of $11,445 and reimbursed expenses of $45,009.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services and other administrative services to the Fund. During the period May 1, 1998 (date operations commenced) through December 31, 1998, AIM was reimbursed $26,658 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the period May 1, 1998 (date operations commenced) through December 31, 1998, the Fund incurred legal fees of $1,697 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - INDIRECT EXPENSES
The Fund received reductions in custodian fees of $65 under an expense offset arrangement. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $65 during the period May 1, 1998 (date operations commenced) through December 31, 1998.

NOTE 4 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest a director's fees, if so elected by such director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold during the period May 1, 1998 (date operations commenced) through December 31, 1998 was $3,584,305 and $455,412, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of December 31, 1998 is as follows:

Aggregate unrealized appreciation of investment securities    $759,923
-----------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (95,945)
-----------------------------------------------------------------------
Net unrealized appreciation of investment securities          $663,978
=======================================================================

Cost of investments for tax purposes is $3,770,876.

NOTE 6 - CAPITAL STOCK
Changes in capital stock outstanding during the period May 1, 1998 (date operations commenced) through December 31, 1998 were as follows:

                                     Shares     Amount
                                     -------  ----------
Sold                                 464,162  $4,261,686
---------------------------------------------------------
Issued as reinvestment of dividends    2,421      22,273
---------------------------------------------------------
Reacquired                           (19,962)   (171,221)
---------------------------------------------------------
                                     446,621  $4,112,738
=========================================================

                        AIM V.I. AGGRESSIVE GROWTH FUND

NOTE 7- FUTURES CONTRACTS
On December 31, 1998, $20,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts were as follows:

                             No. of            Month/           Unrealized
                            Contracts        Commitment        Appreciation
     Contract               ---------        ----------        ------------
Russell 2000 Index               1           Mar 99/Buy          $15,300
================================================================================

NOTE 8 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during the period May 1, 1998 (date operations commenced) through December 31, 1998.

                                                                   1998
                                                                  ------
Net asset value, beginning of period                              $10.00
----------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.04
----------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)  (0.14)
----------------------------------------------------------------------
   Total from investment operations                                (0.10)
----------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                             (0.05)
----------------------------------------------------------------------
Net asset value, end of period                                    $ 9.85
================================================================= ======
Total return(a)                                                    (0.94)%
================================================================= ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)                          $4,399
================================================================= ======
Ratio of expenses to average net assets(b)                          1.16%(c)
================================================================= ======
Ratio of net investment income to average net assets(d)             0.96%(c)
================================================================= ======
Portfolio turnover rate                                               30%
================================================================= ======

(a) Total return is not annualized.
(b) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 4.62% (annualized).
(c) Ratios are annualized and based on average net assets of $2,430,925.
(d) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement was (2.50)% (annualized).

                        AIM V.I. AGGRESSIVE GROWTH FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Balanced Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1998, the related statement of operations, the statement of changes in net assets, and the financial highlights for the period May 1, 1998 (commencement of operations) through December 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Balanced Fund, as of December 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the period May 1, 1998 (commencement of operations) through December 31, 1998 in conformity with generally accepted accounting principles.



                                 /s/ TAIT, WELLER & BAKER
                                 --------------------------------
                                 TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 3, 1999

                           AIM V.I. BALANCED FUND

SCHEDULE OF INVESTMENTS

December 31, 1998

                                                         PRINCIPAL    MARKET
                                                           AMOUNT      VALUE

DOMESTIC BONDS & NOTES - 22.68%

BANKS (MONEY CENTER) - 0.74%

First Union Bancorp, Sub. Deb., 7.50%, 04/15/35          $   70,000 $    76,815
-------------------------------------------------------------------------------

BANKS (REGIONAL) - 0.71%

HSBC Americas Inc., Unsec. Sub. Notes, 7.00%, 11/01/06       70,000      73,016
-------------------------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE) - 2.45%

Comcast Cable Communications, Unsec. Unsub. Notes,
 6.20%, 11/15/08                                            100,000     101,998
-------------------------------------------------------------------------------
CSC Holdings Inc., Series B Sr. Unsec. Deb., 7.625%,
 07/15/18                                                    50,000      51,196
-------------------------------------------------------------------------------
USA Networks, Inc., Sr. Notes, 6.75%, 11/15/05(a)
 (Acquired 11/30/98; Cost $100,274)                         100,000     100,266
-------------------------------------------------------------------------------
                                                                        253,460
-------------------------------------------------------------------------------

CHEMICALS - 1.18%

Airgas Inc., Medium Term Notes, 7.14%, 03/08/04              50,000      51,056
-------------------------------------------------------------------------------
Solutia Inc., Sr. Unsec. Deb., 6.72%, 10/15/37               70,000      71,120
-------------------------------------------------------------------------------
                                                                        122,176
-------------------------------------------------------------------------------

CHEMICALS (DIVERSIFIED) - 0.49%

Monsanto Co., Deb., 6.50%, 12/01/18(a)
 (Acquired 12/04/98; Cost $49,791)                           50,000      50,349
-------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 0.34%

Comverse Technology Inc., Conv. Unsec. Sub. Deb.,
 4.50%, 07/01/05                                             28,000      35,420
-------------------------------------------------------------------------------

COMPUTERS (HARDWARE) - 0.29%

Candescent Technology Corp., Conv. Sr. Sub. Deb.,
 7.00%, 05/01/03(a)
 (Acquired 11/06/98-11/09/98; Cost $28,326)                  33,000      29,700
-------------------------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES) - 0.33%

Network Associates Inc., Conv. Unsec. Sub. Deb., 3.44%,
 02/13/18(b)                                                 55,000      33,825
-------------------------------------------------------------------------------

CONSUMER (JEWELRY, NOVELTIES & GIFTS) - 0.70%

American Greetings, Unsec. Notes, 6.10%, 08/01/28            70,000      72,414
-------------------------------------------------------------------------------

CONSUMER FINANCE - 2.55%

Beneficial Corp.-Series H, Medium Term Notes, 6.94%,
 12/15/06                                                   250,000     263,978
-------------------------------------------------------------------------------

ELECTRIC COMPANIES - 0.77%

Commonwealth Edison Co., First Mortgage Notes, 7.50%,
 07/01/13                                                    70,000      79,153
-------------------------------------------------------------------------------

ENTERTAINMENT - 0.76%

Time Warner, Inc., Unsec. Deb., 6.85%, 01/15/26              75,000      78,903
-------------------------------------------------------------------------------

                                                         PRINCIPAL    MARKET
                                                           AMOUNT      VALUE

FINANCIAL (DIVERSIFIED) - 2.88%

Associates Corp of North America, Series B Sr. Deb.,
 6.95%, 11/01/18                                         $   50,000 $    53,213
-------------------------------------------------------------------------------
Private Export Funding, Sec. Deb., 8.35%, 01/31/01          230,000     244,858
-------------------------------------------------------------------------------
                                                                        298,071
-------------------------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER) - 0.38%

Elan Finance Corp., Conv. Gtd. Sub. Notes, 3.25%,
 12/14/18(a)(b)
 (Acquired 12/08/98; Cost $36,766)                           70,000      39,375
-------------------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 0.49%

Beckman Coulter, Sr. Unsec. Gtd. Notes, 7.45%, 03/04/08      50,000      50,865
-------------------------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE - 0.50%

Merrill Lynch & Co., Unsec. Notes, 6.875%, 11/15/18          50,000      51,659
-------------------------------------------------------------------------------

NATURAL GAS - 2.72%

Enron Corp., Notes, 6.75%, 08/01/09                          70,000      72,784
-------------------------------------------------------------------------------
K N Energy, Inc., Unsec. Deb., 7.35%, 08/01/26              100,000     105,515
-------------------------------------------------------------------------------
National Fuel Gas Co., Series D, Medium Term Notes,
 6.303%, 05/27/08                                           100,000     103,332
-------------------------------------------------------------------------------
                                                                        281,631
-------------------------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT) - 0.24%

R & B Falcon Corp., Sr. Notes, 9.50%, 12/15/08(a)
 (Acquired 12/17/98; Cost $25,000)                           25,000      25,125
-------------------------------------------------------------------------------

RAILROADS - 1.45%

CSX Corp.-Series C, Medium Term Notes, 6.80%, 12/01/28      150,000     149,625
-------------------------------------------------------------------------------

SERVICES (DATA PROCESSING) - 0.08%

Affiliated Computer Services, Conv. Sub. Notes, 4.00%,
 03/15/05                                                     7,000       8,544
-------------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 1.89%

Global Telesystems Group, Conv. Sr. Sub. Deb., 5.75%,
 07/01/10                                                    15,000      16,931
-------------------------------------------------------------------------------
MCI Communications Corp., Putable Sr. Unsec. Deb.,
 7.125%, 06/15/27                                            70,000      74,445
-------------------------------------------------------------------------------
Sprint Capital Corp., Sr. Unsec. Gtd. Notes, 6.875%,
 11/15/28                                                   100,000     104,216
-------------------------------------------------------------------------------
                                                                        195,592
-------------------------------------------------------------------------------

TELEPHONE - 0.74%

SBC Communications Inc., Deb., 7.375%, 07/15/43              70,000      76,385
-------------------------------------------------------------------------------
  Total Domestic Bonds & Notes
   (Cost $2,305,968)                                                  2,346,081
-------------------------------------------------------------------------------

                             AIM V.I. BALANCED FUND

                                                     MARKET
                                         SHARES       VALUE
DOMESTIC COMMON STOCKS - 28.92%

BANKS (MONEY CENTER) - 0.56%

BankAmerica Corp.                              300 $    18,038
--------------------------------------------------------------
Chase Manhattan Corp. (The)                    500      34,031
--------------------------------------------------------------
First Union Corp.                              100       6,081
--------------------------------------------------------------
                                                        58,150
--------------------------------------------------------------

BANKS (REGIONAL) - 0.25%

Bank United Corp.-Class A                      300      11,775
--------------------------------------------------------------
Southwest Bancorp. of Texas, Inc.(c)           800      14,300
--------------------------------------------------------------
                                                        26,075
--------------------------------------------------------------

BEVERAGES (NON-ALCOHOLIC) - 0.21%

Coca-Cola Co. (The)                            200      13,375
--------------------------------------------------------------
PepsiCo, Inc.                                  200       8,188
--------------------------------------------------------------
                                                        21,563
--------------------------------------------------------------

BIOTECHNOLOGY - 0.48%

Biogen, Inc.(c)                                300      24,900
--------------------------------------------------------------
Genzyme Corp.(c)                               500      24,875
--------------------------------------------------------------
                                                        49,775
--------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE) - 0.72%

CBS Corp.(c)                                   800      26,200
--------------------------------------------------------------
Heftel Broadcasting Corp.(c)                   400      19,700
--------------------------------------------------------------
Univision Communications, Inc.(c)              800      28,950
--------------------------------------------------------------
                                                        74,850
--------------------------------------------------------------

BUILDING MATERIALS - 0.12%

Group Maintenance America Corp.(c)           1,000      12,125
--------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 0.89%

ADC Telecommunications, Inc.(c)                300      10,425
--------------------------------------------------------------
ANTEC Corp.(c)                               1,100      22,138
--------------------------------------------------------------
Brightpoint, Inc.(c)                           600       8,250
--------------------------------------------------------------
Lucent Technologies, Inc.                      400      44,000
--------------------------------------------------------------
Tellabs, Inc.(c)                               100       6,856
--------------------------------------------------------------
                                                        91,669
--------------------------------------------------------------

COMPUTERS (HARDWARE) - 1.09%

Compaq Computer Corp.                          800      33,550
--------------------------------------------------------------
Dell Computer Corp.(c)                         600      43,913
--------------------------------------------------------------
International Business Machines Corp.          100      18,475
--------------------------------------------------------------
Sun Microsystems, Inc.(c)                      200      17,125
--------------------------------------------------------------
                                                       113,063
--------------------------------------------------------------

                                                            MARKET
                                                 SHARES      VALUE

COMPUTERS (NETWORKING) - 0.83%

Ascend Communications, Inc.(c)                        600 $    39,450
---------------------------------------------------------------------
Cisco Systems, Inc.(c)                                500      46,406
---------------------------------------------------------------------
                                                               85,856
---------------------------------------------------------------------

COMPUTERS (PERIPHERALS) - 0.41%

EMC Corp.(c)                                          500      42,500
---------------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES) - 2.28%

America Online, Inc.                                  600      96,000
---------------------------------------------------------------------
Computer Associates International, Inc.               100       4,263
---------------------------------------------------------------------
Engineering Animation, Inc.(c)                        300      16,200
---------------------------------------------------------------------
HBO & Co.                                             900      25,819
---------------------------------------------------------------------
ISS Group, Inc.(c)                                    300      16,500
---------------------------------------------------------------------
Microsoft Corp.(c)                                    100      13,869
---------------------------------------------------------------------
Platinum Technology, Inc.(c)                          400       7,650
---------------------------------------------------------------------
Sterling Commerce, Inc.(c)                            300      13,500
---------------------------------------------------------------------
USWeb Corp.(c)                                      1,600      42,200
---------------------------------------------------------------------
                                                              236,001
---------------------------------------------------------------------

CONSUMER (JEWELRY, NOVELTIES & GIFTS) - 0.09%

Blyth Industries, Inc.(c)                             300       9,375
---------------------------------------------------------------------

CONSUMER FINANCE - 0.23%

SLM Holding Corp.                                     500      24,000
---------------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH) - 0.26%

Cardinal Health, Inc.                                 350      26,556
---------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 0.39%

General Electric Co.                                  400      40,825
---------------------------------------------------------------------

ELECTRONICS (INSTRUMENTATION) - 0.13%

Quanta Services, Inc.(c)                              600      13,238
---------------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 0.23%

Intel Corp.                                           200      23,713
---------------------------------------------------------------------

ENTERTAINMENT - 0.20%

Walt Disney Co. (The)                                 700      21,000
---------------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR) - 0.08%

Applied Materials, Inc.(c)                            200       8,538
---------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 1.78%

American Express Co.                                  200      20,450
---------------------------------------------------------------------
CIT Group, Inc. (The)                                 300       9,544
---------------------------------------------------------------------
Citigroup, Inc.                                       500      24,750
---------------------------------------------------------------------
Fannie Mae                                            700      51,769
---------------------------------------------------------------------
FINOVA Group, Inc.                                    200      10,788
---------------------------------------------------------------------
Freddie Mac                                           400      25,775
---------------------------------------------------------------------
Heller Financial, Inc.                                500      14,688
---------------------------------------------------------------------
Medallion Financial Corp.                             800      11,450
---------------------------------------------------------------------
Morgan Stanley, Dean Witter, Discover & Co.           200      14,200
---------------------------------------------------------------------
                                                              183,414
---------------------------------------------------------------------

                             AIM V.I. BALANCED FUND

                                                          MARKET
                                               SHARES      VALUE

FOODS - 0.57%

Keebler Foods Co.(c)                                700 $    26,338
-------------------------------------------------------------------
Ralston-Ralston Purina Group                      1,000      32,375
-------------------------------------------------------------------
                                                             58,713
-------------------------------------------------------------------

HEALTH CARE (DIVERSIFIED) - 1.18%

Abbott Laboratories                                 200       9,800
-------------------------------------------------------------------
American Home Products Corp.                        400      22,525
-------------------------------------------------------------------
Bristol-Myers Squibb Co.                            200      26,763
-------------------------------------------------------------------
Johnson & Johnson                                   300      25,163
-------------------------------------------------------------------
Warner-Lambert Co.                                  500      37,594
-------------------------------------------------------------------
                                                            121,845
-------------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER) - 0.40%

Barr Laboratories, Inc.(c)                          300      14,400
-------------------------------------------------------------------
Forest Laboratories, Inc.(c)                        500      26,594
-------------------------------------------------------------------
                                                             40,994
-------------------------------------------------------------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS) - 1.03%

Lilly (Eli) & Co.                                   400      35,550
-------------------------------------------------------------------
Merck & Co., Inc.                                   200      29,538
-------------------------------------------------------------------
Pfizer, Inc.                                        200      25,088
-------------------------------------------------------------------
Schering-Plough Corp.                               300      16,575
-------------------------------------------------------------------
                                                            106,751
-------------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT) - 0.10%

Province Healthcare Co.(c)                          300      10,763
-------------------------------------------------------------------

HEALTH CARE (LONG TERM CARE) - 0.49%

Assisted Living Concepts, Inc.(c)                   700       9,188
-------------------------------------------------------------------
Sunrise Assisted Living, Inc.(c)                    800      41,500
-------------------------------------------------------------------
                                                             50,688
-------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 1.55%

Arterial Vascular Engineering, Inc.(c)              400      21,000
-------------------------------------------------------------------
Baxter International, Inc.                          300      19,294
-------------------------------------------------------------------
Becton, Dickinson & Co.                             600      25,613
-------------------------------------------------------------------
Guidant Corp.                                       200      22,050
-------------------------------------------------------------------
Medtronic, Inc.                                     500      37,125
-------------------------------------------------------------------
VISX, Inc.(c)                                       400      34,975
-------------------------------------------------------------------
                                                            160,057
-------------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES) - 0.43%

MAXIMUS, Inc.(c)                                    400      14,800
-------------------------------------------------------------------
Omnicare, Inc.                                      400      13,900
-------------------------------------------------------------------
Quintiles Transnational Corp.(c)                    300      16,013
-------------------------------------------------------------------
                                                             44,713
-------------------------------------------------------------------

HOUSEHOLD FURNITURE & APPLIANCES - 0.12%

Ethan Allen Interiors, Inc.                         300      12,300
-------------------------------------------------------------------

                                                          MARKET
                                               SHARES      VALUE

HOUSEHOLD PRODUCTS (NON-DURABLES) - 0.27%

Colgate-Palmolive Co.                               100 $     9,288
-------------------------------------------------------------------
Procter & Gamble Co. (The)                          200      18,263
-------------------------------------------------------------------
                                                             27,551
-------------------------------------------------------------------

INSURANCE (LIFE/HEALTH) - 0.41%

Equitable Companies, Inc.                           300      17,363
-------------------------------------------------------------------
Nationwide Financial Services, Inc.-Class A         300      15,506
-------------------------------------------------------------------
ReliaStar Financial Corp.                           200       9,225
-------------------------------------------------------------------
                                                             42,094
-------------------------------------------------------------------

INSURANCE (MULTI-LINE) - 0.40%

CIGNA Corp.                                         200      15,463
-------------------------------------------------------------------
Lincoln National Corp.                              200      16,363
-------------------------------------------------------------------
MONY Group, Inc.(c)                                 300       9,394
-------------------------------------------------------------------
                                                             41,220
-------------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY) - 0.43%

Everest Reinsurance Holdings, Inc.                  400      15,575
-------------------------------------------------------------------
Progressive Corp.                                   100      16,938
-------------------------------------------------------------------
Travelers Property Casualty Corp.-Class A           400      12,400
-------------------------------------------------------------------
                                                             44,913
-------------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE - 0.19%

Merrill Lynch & Co., Inc.                           300      20,025
-------------------------------------------------------------------

INVESTMENT MANAGEMENT - 0.12%

Federated Investors, Inc.-Class B                   700      12,688
-------------------------------------------------------------------

LAND DEVELOPMENT - 0.08%

Silverleaf Resorts, Inc.                            900       8,381
-------------------------------------------------------------------

LEISURE TIME (PRODUCTS) - 0.10%

Coach USA, Inc.(c)                                  300      10,406
-------------------------------------------------------------------

LODGING-HOTELS - 0.23%

Carnival Corp.-Class A                              500      24,000
-------------------------------------------------------------------

MANUFACTURING (DIVERSIFIED) - 0.22%

Tyco International Ltd.                             300      22,631
-------------------------------------------------------------------

MANUFACTURING (SPECIALIZED) - 0.64%

Superior TeleCom, Inc.                            1,000      47,250
-------------------------------------------------------------------
USEC, Inc.                                        1,400      19,425
-------------------------------------------------------------------
                                                             66,675
-------------------------------------------------------------------

METAL FABRICATORS - 0.08%

Metals USA(c)                                       800       7,800
-------------------------------------------------------------------

NATURAL GAS - 0.41%

Enron Corp.                                         300      17,119
-------------------------------------------------------------------
Williams Companies, Inc. (The)                      800      24,950
-------------------------------------------------------------------
                                                             42,069
-------------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT) - 0.14%

Halliburton Co.                                     500      14,813
-------------------------------------------------------------------

                             AIM V.I. BALANCED FUND

                                                           MARKET
                                                SHARES      VALUE

OIL & GAS (EXPLORATION & PRODUCTION) - 0.18%

Conoco Inc. - Class A(c)                             900 $    18,789
--------------------------------------------------------------------

OIL (INTERNATIONAL INTERGRATED) - 0.14%

Exxon Corp.                                          200      14,626
--------------------------------------------------------------------

PERSONAL CARE - 0.45%

Avon Products, Inc.                                  400      17,700
--------------------------------------------------------------------
Gillette Co.                                         600      28,989
--------------------------------------------------------------------
                                                              46,689
--------------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT) - 0.30%

AES Corp.(c)                                         500      23,689
--------------------------------------------------------------------
CalEnergy Co., Inc.(c)                               200       6,939
--------------------------------------------------------------------
                                                              30,628
--------------------------------------------------------------------

PUBLISHING - 0.07%

Meredith Corp.                                       200       7,576
--------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST - 0.49%

Alexandria Real Estate Equities, Inc.                700      21,657
--------------------------------------------------------------------
Boston Properties, Inc.                              300       9,150
--------------------------------------------------------------------
Crescent Real Estate Equities, Co.                   400       9,200
--------------------------------------------------------------------
Golf Trust of America, Inc.                          400      11,100
--------------------------------------------------------------------
                                                              51,107
--------------------------------------------------------------------

RETAIL (FOOD CHAINS) - 0.47%

American Stores Co.                                  500      18,470
--------------------------------------------------------------------
Safeway, Inc.(c)                                     500      30,470
--------------------------------------------------------------------
                                                              48,940
--------------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE) - 0.37%

Dayton Hudson Corp.                                  700      37,975
--------------------------------------------------------------------

RETAIL (SPECIALTY) - 0.37%

Linens 'N Things, Inc.(c)                            700      27,738
--------------------------------------------------------------------
Musicland Stores Corp.(c)                            700      10,456
--------------------------------------------------------------------
                                                              38,194
--------------------------------------------------------------------

SAVINGS & LOAN COMPANIES - 0.22%

Washington Mutual, Inc.                              600      22,913
--------------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING) - 0.33%

Outdoor Systems, Inc.(c)                             800      24,000
--------------------------------------------------------------------
Young & Rubicam, Inc.(c)                             300       9,713
--------------------------------------------------------------------
                                                              33,713
--------------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 1.18%

Apollo Group, Inc.(c)                              1,000      33,875
--------------------------------------------------------------------
Avis Rent A Car, Inc.(c)                             600      14,513
--------------------------------------------------------------------
Comfort Systems USA, Inc.(c)                         500       8,938
--------------------------------------------------------------------
Hertz Corp. - Class A                                400      18,250
--------------------------------------------------------------------
INSpire Insurance Solutions, Inc.(c)                 500       9,188
--------------------------------------------------------------------
Metzler Group, Inc.(c)                               500      24,344
--------------------------------------------------------------------
Service Corp. International                          200       7,613
--------------------------------------------------------------------
SM&A Corp.(c)                                        300       5,700
--------------------------------------------------------------------
                                                             122,421
--------------------------------------------------------------------

                                                                    MARKET
                                                         SHARES      VALUE

SERVICES (DATA PROCESSING) - 0.37%

Ceridian Corp.(c)                                             300 $    20,944
-----------------------------------------------------------------------------
DST Systems, Inc.(c)                                          300      17,119
-----------------------------------------------------------------------------
                                                                       38,063
-----------------------------------------------------------------------------

SERVICES (EMPLOYMENT) - 0.31%

Administaff, Inc.(c)                                          300       7,500
-----------------------------------------------------------------------------
Data Processing Resources Corp.(c)                            600      17,550
-----------------------------------------------------------------------------
Metamor Worldwide, Inc.(c)                                    300       7,500
-----------------------------------------------------------------------------
                                                                       32,550
-----------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 1.22%

AT&T Corp.                                                    300      22,575
-----------------------------------------------------------------------------
IXC Communications, Inc.(c)                                   600      20,175
-----------------------------------------------------------------------------
MCI WorldCom, Inc.(c)                                         500      35,875
-----------------------------------------------------------------------------
Pacific Gateway Exchange, Inc.(c)                             500      24,031
-----------------------------------------------------------------------------
WinStar Communications, Inc.(c)                               600      23,400
-----------------------------------------------------------------------------
                                                                      126,056
-----------------------------------------------------------------------------

TELEPHONE - 0.88%

Bell Atlantic Corp.                                           300      17,044
-----------------------------------------------------------------------------
McLeodUSA Inc. - Class A(c)                                   500      15,625
-----------------------------------------------------------------------------
Qwest Communications International, Inc.(c)                   900      45,000
-----------------------------------------------------------------------------
US West, Inc.                                                 200      12,925
-----------------------------------------------------------------------------
                                                                       90,594
-----------------------------------------------------------------------------

TOBACCO - 0.26%

Philip Morris Companies, Inc.                                 500      26,750
-----------------------------------------------------------------------------

WASTE MANAGEMENT - 0.49%

Allied Waste Industries, Inc.(c)                            1,000      23,625
-----------------------------------------------------------------------------
Denali, Inc.(c)                                             1,000      14,000
-----------------------------------------------------------------------------
Republic Services, Inc.(c)                                    700      12,906
-----------------------------------------------------------------------------
                                                                       50,531
-----------------------------------------------------------------------------
  Total Domestic Common Stocks
   (Cost $2,528,522)                                                2,992,491
-----------------------------------------------------------------------------

DOMESTIC CONVERTIBLE PREFERRED STOCKS - 1.10%

CHEMICALS (DIVERSIFIED) - 0.47%

Monsanto Co., $2.60 Conv. Pfd.                              1,000      49,000
-----------------------------------------------------------------------------

HOMEBUILDING - 0.14%

Fleetwood Capital Trust, $3.00 Conv. Gtd. Pfd.                300      14,063
-----------------------------------------------------------------------------

NATURAL GAS - 0.11%

KN Energy, Inc., $3.548 Conv. Pfd.                            300      11,269
-----------------------------------------------------------------------------

PERSONAL CARE - 0.15%

Estee Lauder Co., $3.805 Conv. Pfd.                           200      15,500
-----------------------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 0.23%

United Rentals Trust I, $3.25 Conv. Pfd.(a) (Acquired
 12/10/98; Cost $19,375)                                      500      24,063
-----------------------------------------------------------------------------
  Total Domestic Convertible Preferred Stocks (Cost
   $100,198)                                                          113,895
-----------------------------------------------------------------------------

                             AIM V.I. BALANCED FUND

                                                            PRINCIPAL    MARKET
                                                              AMOUNT      VALUE

DOMESTIC CONVERTIBLE BONDS - 0.27%

Global Telesystems Group (Telecommunications - Long
 Distance) Sr. Sub. Notes, 8.75%, 06/30/00 (Cost
 $21,506)                                                       10,000 $    27,550
----------------------------------------------------------------------------------

U.S. DOLLAR DENOMINATED FOREIGN BONDS & NOTES - 2.56%

CANADA - 0.95%

Laidlaw, Inc. (Services - Commercial & Consumer), Yankee
 Unsec. Deb., 6.70%, 05/01/08                                  100,000      97,797
----------------------------------------------------------------------------------

NORWAY - 0.91%

Petroleum Geo-Services A.S.A., (Oil & Gas-Drilling &
 Equipment), Sr. Unsec. Yankee Notes, 7.125%,
 03/30/28                                                      100,000      94,393
----------------------------------------------------------------------------------

UNITED KINGDOM - 0.70%

Terra Nova Ins Holdings (Insurance - Property - Casual-
 ty), Sr. Unsec. Gtd. Notes, 7.20%, 8/15/07                     70,000      72,279
----------------------------------------------------------------------------------
  Total U.S. Dollar Denominated Foreign Bonds & Notes -
    (Cost $263,664)                                                        264,469
----------------------------------------------------------------------------------

NON-U.S. DOLLAR DENOMINATED BONDS & NOTES(d) - 1.70%

DUTCH GUILDERS - 0.37%

Koninklijke Ahold NV (Retail - Food Chains), Conv. Sub.
 Notes, 3.00%, 09/30/03                              NLG        60,000      38,335
----------------------------------------------------------------------------------

FRENCH FRANCS - 0.34%

France Telecom (Telephone), Conv. Bonds, 2.00%,
 01/01/04                                            FRF       183,680      34,956
----------------------------------------------------------------------------------

NEW ZEALAND DOLLARS - 0.99%

International Bank for Reconstruction & Development
 (Banks - Money Center), Sr. Unsec. Unsub. Notes, 5.50%,
 04/15/04                                            NZD       200,000     102,794
----------------------------------------------------------------------------------
  Total Non-U.S. Dollar Denominated Bonds & Notes (Cost
   $173,980)                                                               176,085
----------------------------------------------------------------------------------
                                                              SHARES

FOREIGN STOCKS & OTHER EQUITYINTERESTS - 1.81%

BERMUDA - 0.26%

Global Crossing Ltd. (Telecommunications - Long
 Distance)(c)                                                      600      27,075
----------------------------------------------------------------------------------

CANADA - 0.33%

Cadillac Fairview Corp. (Land Development)(c)                      600      11,213
----------------------------------------------------------------------------------
Teleglobe, Inc. (Services - Commercial & Consumer)                 600      21,600
----------------------------------------------------------------------------------
                                                                            32,813
----------------------------------------------------------------------------------

CAYMAN ISLANDS - 0.20%

Scottish Annuity Life & Holdings, Ltd. (Insurance -
  Life/Health)                                                   1,500      20,625
----------------------------------------------------------------------------------

                                                                   MARKET
                                                        SHARES      VALUE

FINLAND - 0.47%

Fortum Corp. (Electric Companies)(c)                       2,100 $    12,773
--------------------------------------------------------------------------------
Nokia Oyj A.B. - Class A - ADR (Communications
 Equipment)                                                  300      36,131
--------------------------------------------------------------------------------
                                                                      48,904
--------------------------------------------------------------------------------

FRANCE - 0.15%

France Telecom S.A. - ADR (Communications Equipment)         200      15,788
--------------------------------------------------------------------------------

GERMANY - 0.17%

DaimlerChrysler AG (Automobiles)                             187      17,964
--------------------------------------------------------------------------------

NETHERLANDS - 0.13%

Equant N.V. (Computers - Networking)(c)                      200      13,563
--------------------------------------------------------------------------------

UNITED KINGDOM - 0.10%

ESG Re Limited (Insurance - Life/Health)                     500      10,125
--------------------------------------------------------------------------------
Total Foreign Stocks & Other Equity Interests (Cost
 $156,229)                                                           186,857
--------------------------------------------------------------------------------
                                                      PRINCIPAL
                                                        AMOUNT
U.S. GOVERNMENT AGENCY SECURITIES - 6.42%

Fannie Mae

 6.18%, 03/15/01                                      $  300,000     308,001
--------------------------------------------------------------------------------
 6.50%, 11/01/28                                         353,499     355,818
--------------------------------------------------------------------------------
  Total U.S. Government Agency Securities (Cost
   $659,478)                                                         663,819
--------------------------------------------------------------------------------

U.S. TREASURY SECURITIES - 20.02%

Bills, 4.439%, 03/25/99(e)                             1,428,000   1,413,349
--------------------------------------------------------------------------------
Notes, 15.75%, 11/15/01                                   25,000      32,357
--------------------------------------------------------------------------------
Notes, 5.75%, 04/30/03(f)                                600,000     624,774
--------------------------------------------------------------------------------
  Total U.S. Treasury Securities
   (Cost $2,050,826)                                               2,070,480
--------------------------------------------------------------------------------
  Total Investments (excluding Repurchase Agreement)
   (Cost $8,260,371)                                               8,841,727
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT - 13.11%(g)

SBC Warburg Dillon Read Inc., 4.75%,
 01/04/99(h) (Cost $1,356,240)                         1,356,240   1,356,240
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 98.59%                                        10,197,967
--------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 1.41%                                145,369
--------------------------------------------------------------------------------
NET ASSETS - 100.00%                                             $10,343,336
--------------------------------------------------------------------------------

                             AIM V.I. BALANCED FUND

(a) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The aggregate market value of these securities at 12/31/98 was $268,878 which represented 2.60% of the Fund's net assets.
(b) Zero coupon bond issued at a discount. The interest rate shown represents the rate of original discount.
(c) Non-income producing security.
(d) Foreign denominated security. Par value and coupon are denominated in currency of country indicated.
(e) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(f) A portion of the principal balance was pledged as collateral to cover margin requirements for open future contracts. See Note 7.
(g) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(h) Joint repurchase agreement entered into 12/31/98 with a maturing value of $1,000,527,778. Collateralized by $2,207,068,000 U.S. Government
    obligations, 0% to 6.75% due 06/30/99 to 11/15/21 with an aggregate market value at 12/31/98 of $1,020,001,079.

Investment abbreviations

ADR    --  American Depositary Receipts
Conv.  --  Convertible
Deb.   --  Debentures
FRF    --  French Francs
Gtd.   --  Guaranteed
NLG    --  Dutch Guilder
NZD    --  New Zealand Dollar
Pfd.   --  Preferred
Sec.   --  Secured
Sr.    --  Senior
Sub.   --  Subordinated
Unsec. --  Unsecured
Unsub. --  Unsubordinated


See Notes to Financial Statements.


                             AIM V.I. BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1998

ASSETS:

Investments, excluding repurchase agreement, at market value (cost
 $8,260,371)                                                        $ 8,841,727
-------------------------------------------------------------------------------
Repurchase Agreement (cost $1,356,240)                                1,356,240
-------------------------------------------------------------------------------
Receivables for:
 Investments sold                                                         8,875
-------------------------------------------------------------------------------
 Reimbursement from advisor                                              26,753
-------------------------------------------------------------------------------
 Capital stock sold                                                      73,907
-------------------------------------------------------------------------------
 Dividends and interest                                                  61,043
-------------------------------------------------------------------------------
 Variation margin                                                         5,950
-------------------------------------------------------------------------------
Investment for deferred compensation plan                                 2,779
-------------------------------------------------------------------------------
  Total assets                                                       10,377,274
-------------------------------------------------------------------------------

LIABILITIES:

Payable for investments purchased                                        24,717
-------------------------------------------------------------------------------
Deferred compensation plan                                                2,779
-------------------------------------------------------------------------------
Accrued directors' fees                                                     100
-------------------------------------------------------------------------------
Accrued operating expenses                                                6,342
-------------------------------------------------------------------------------
  Total liabilities                                                      33,938
-------------------------------------------------------------------------------
Net assets applicable to shares outstanding                         $10,343,336
-------------------------------------------------------------------------------

CAPITAL SHARES, $0.001 PAR VALUE PER SHARE:

 Authorized                                                         250,000,000
-------------------------------------------------------------------------------
 Outstanding                                                            928,627
-------------------------------------------------------------------------------
Net asset value, offering and redemption price per share                 $11.14
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

For the period May 1, 1998 (date operations commenced) through December 31, 1998


INVESTMENT INCOME:

Dividends                                                        $  3,473
--------------------------------------------------------------------------
Interest                                                          135,187
--------------------------------------------------------------------------
   Total investment income                                        138,660
--------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                      21,238
--------------------------------------------------------------------------
Administrative services fees                                       26,649
--------------------------------------------------------------------------
Custodian fees                                                     12,932
--------------------------------------------------------------------------
Directors' fees and expenses                                        6,407
--------------------------------------------------------------------------
Legal fees                                                          8,287
--------------------------------------------------------------------------
Other                                                               4,734
--------------------------------------------------------------------------
   Total expenses                                                  80,247
--------------------------------------------------------------------------
Less: Expenses paid indirectly                                        (39)
--------------------------------------------------------------------------
  Fees waived and expenses reimbursed by advisor                  (46,739)
--------------------------------------------------------------------------
   Net expenses                                                    33,469
--------------------------------------------------------------------------
Net investment income                                             105,191
--------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES,
 FOREIGN CURRENCIES, FUTURES AND OPTION CONTRACTS:

Net realized gain from:
   Investment securities                                           11,031
--------------------------------------------------------------------------
   Foreign currencies                                               1,960
--------------------------------------------------------------------------
   Futures contracts                                              122,291
--------------------------------------------------------------------------
   Option contracts                                                   213
--------------------------------------------------------------------------
                                                                  135,495
--------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of:
   Investment securities                                          581,356
--------------------------------------------------------------------------
   Foreign currencies                                                (443)
--------------------------------------------------------------------------
   Futures contracts                                              119,775
--------------------------------------------------------------------------
                                                                  700,688
--------------------------------------------------------------------------
 Net gain from investment securities and futures contracts        836,183
--------------------------------------------------------------------------
Net increase in net assets resulting from operations             $941,374
--------------------------------------------------------------------------


See Notes to Financial Statements.


                             AIM V.I. BALANCED FUND

STATEMENT OF CHANGES IN NET ASSETS

For the period May 1, 1998 (date operations commenced) through December 31,
1998


OPERATIONS:

 Net investment income                                         $   105,191
---------------------------------------------------------------------------
 Net realized gain from investment securities, foreign
  currencies, futures and option contracts                         135,495
---------------------------------------------------------------------------
 Net unrealized appreciation of investment securities, foreign
  currencies and futures contracts                                 700,688
---------------------------------------------------------------------------
   Net increase in net assets resulting from operations            941,374
---------------------------------------------------------------------------
 Dividends from net investment income                             (115,294)
---------------------------------------------------------------------------
 Distributions from net realized gains                             (20,295)
---------------------------------------------------------------------------
 Net increase from capital stock transactions                    9,537,551
---------------------------------------------------------------------------
   Net increase in net assets                                   10,343,336
---------------------------------------------------------------------------

NET ASSETS:

 Beginning of period                                                    --
---------------------------------------------------------------------------
 End of period                                                 $10,343,336
===========================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)                    $ 9,536,421
---------------------------------------------------------------------------
 Undistributed net investment income                                (2,790)
---------------------------------------------------------------------------
 Undistributed net realized gain from investment securities,
  foreign currencies, futures and options contracts                109,017
---------------------------------------------------------------------------
 Unrealized appreciation of investment securities, foreign
  currencies and futures contracts                                 700,688
---------------------------------------------------------------------------
                                                               $10,343,336
===========================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 1998

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of fifteen portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Balanced Fund (the "Fund"). The Fund's investment objective is to achieve as high a total return to investors as possible, consistent with preservation of capital. The Fund commenced operations on May 1, 1998. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange.

                             AIM V.I. BALANCED FUND

   Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On December 31, 1998 additional paid-in capital was decreased by $1,130, undistributed net investment income was increased by $7,313 and undistributed net realized gains was decreased by $6,183 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of
   Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred.
   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.
E. Covered Call Options - The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
   A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
F. Put Options - The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, a Fund pays an option premium. The option's underlying instrument may be a security, or a futures contract. Put options may be used by a Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.
G. Bond Premiums - It is the policy of the Fund not to amortize market premiums on bonds for financial reporting purposes.
H. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
   dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
I. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock-in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

                          AIM V.I. BALANCED FUND

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.75% of the first $150 million of the Fund's average daily net assets, plus 0.50% of the Fund's average daily net assets in excess of $150 million. During the period May 1, 1998 (date operations commenced) through December 31, 1998, AIM waived fees and reimbursed expenses of $46,739.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services and other administrative services to the Fund. During the period May 1, 1998 (date operations commenced) through December 31, 1998, AIM was reimbursed $26,649 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1998, the Fund incurred legal fees of $1,697 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - INDIRECT EXPENSES
The Fund received reductions in custodian fees of $39 under an expense offset arrangement. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $39 during the period May 1, 1998 (date operations commenced) through December 31, 1998.

NOTE 4 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest a director's fees, if so elected by such director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold during the period May 1, 1998 (date operations commenced) through December 31, 1998 was $7,087,066 and $251,369, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of December 31, 1998 is as follows:

Aggregate unrealized appreciation of investment securities    $611,897
-----------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (30,541)
-----------------------------------------------------------------------
Net unrealized appreciation of investment securities          $581,356
=======================================================================

Investments have the same cost for tax and financial statement purposes.

NOTE 6 - CAPITAL STOCK
Changes in capital stock outstanding during the period May 1, 1998 (date operations commenced) through December 31, 1998 were as follows:

                                         DECEMBER 31, 1998
                                         -------------------
                                         SHARES     AMOUNT
                                         -------  ----------
Sold                                     954,695  $9,785,741
-------------------------------------------------------------
Issued as reinvestment of distributions   12,578     135,589
-------------------------------------------------------------
Reacquired                               (38,646)   (383,779)
-------------------------------------------------------------
                                         928,627  $9,537,551
=============================================================

NOTE 7 - OPEN FUTURES CONTRACTS
On December 31, 1998, $109,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts were as follows:

               NUMBER OF                   UNREALIZED
  CONTRACTS    CONTRACTS MONTH/COMMITMENT APPRECIATION
  ---------    -----------------------------------
S&P 500 Index       7      March 99/Buy     $119,775
======================================================

NOTE 8 - CALL OPTION CONTRACTS WRITTEN
Transactions in call options written during the year ended December 31, 1998 are summarized as follows:

                       CALL OPTION CONTRACTS
                     ---------------------------
                     NUMBER OF         PREMIUMS
                     CONTRACTS         RECEIVED
                     ---------         ---------
Beginning of period      --               --
------------------------------------------------
Written                   1              122
------------------------------------------------
Closed                   (1)            (122)
------------------------------------------------
Exercised                --               --
------------------------------------------------
Expired                  --               --
------------------------------------------------
End of period            --               --
================================================

NOTE 9 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during the period May 1, 1998 (date operations commenced) through December 31, 1998.

                                                         DECEMBER 31,
                                                             1998
                                                         ------------
Net asset value, beginning of period                       $ 10.00
--------------------------------------------------------   -------
Income from investment operations:
  Net investment income                                       0.12
--------------------------------------------------------   -------
  Net gains on securities (both realized and unrealized)      1.18
--------------------------------------------------------   -------
   Total from investment operations                           1.30
--------------------------------------------------------   -------
Less Distributions:
  Dividends from net investment income                       (0.14)
--------------------------------------------------------   -------
  Distributions from net realized gains                      (0.02)
--------------------------------------------------------   -------
   Total Distributions                                       (0.16)
--------------------------------------------------------   -------
Net asset value, end of period                             $ 11.14
========================================================   =======
Total return(a)                                              13.02%
========================================================   =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)                   $10,343
========================================================   =======
Ratio of expenses to average net assets(b)                    1.18%(c)
========================================================   =======
Ratio of net investment income to average net assets(d)       3.71%(c)
========================================================   =======
Portfolio turnover rate                                          9%
========================================================   =======

(a) Total return is not annualized.
(b) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.83% (annualized).
(c) Ratios are annualized and based on average net assets of $4,218,617.
(d) After fee waivers and/or expense reimbursements. Ratio of net investment income to average net assets prior to fee waivers and/or expense reimbursement was 2.07% (annualized).


                            AIM V.I. BALANCED FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Capital Appreciation Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Capital Appreciation Fund, as of December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (commencement of operations) through January 31, 1994 in conformity with generally accepted accounting principles.

                                 /s/ TAIT, WELLER & BAKER
                                 --------------------------------
                                 TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 3, 1999

                       AIM V.I. CAPITAL APPRECIATION FUND

SCHEDULE OF INVESTMENTS

December 31, 1998

                                                    MARKET
                                        SHARES      VALUE

COMMON STOCKS - 87.72%

AEROSPACE/DEFENSE - 0.42%

AAR Corp.                                 50,000  $ 1,193,750
-------------------------------------------------------------
BE Aerospace, Inc.(a)                     20,000      420,000
-------------------------------------------------------------
Gulfstream Aerospace Corp.(a)             20,500    1,091,625
-------------------------------------------------------------
                                                    2,705,375
-------------------------------------------------------------

AIRLINES - 0.23%

Southwest Airlines Co.                    65,500    1,469,656
-------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.44%

Danaher Corp.                             52,300    2,840,544
-------------------------------------------------------------

BANKS (MAJOR REGIONAL) - 0.31%

Northern Trust Corp.                      23,000    2,008,188
-------------------------------------------------------------

BANKS (REGIONAL) - 2.63%

AmSouth Bancorporation                    30,000    1,368,750
-------------------------------------------------------------
First Tennessee National Corp.            50,000    1,903,125
-------------------------------------------------------------
Firstar Corp.                             65,000    6,061,250
-------------------------------------------------------------
Golden State Bancorp, Inc.(a)             53,000      881,125
-------------------------------------------------------------
Hibernia Corp.-Class A                    85,000    1,476,875
-------------------------------------------------------------
North Fork Bancorporation, Inc.          110,000    2,633,125
-------------------------------------------------------------
TCF Financial Corp.                       40,000      967,500
-------------------------------------------------------------
Zions Bancorp.                            27,500    1,715,313
-------------------------------------------------------------
                                                   17,007,063
-------------------------------------------------------------

BIOTECHNOLOGY - 0.72%

Biogen, Inc.(a)                           44,200    3,668,600
-------------------------------------------------------------
Curative Health Services, Inc.(a)         29,700      994,950
-------------------------------------------------------------
                                                    4,663,550
-------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO, &
 CABLE) - 2.34%

Chancellor Media Corp.(a)                 62,272    2,981,272
-------------------------------------------------------------
Comcast Corp.-Class A                     42,400    2,488,350
-------------------------------------------------------------
Cox Communications, Inc.-Class A(a)       21,500    1,486,187
-------------------------------------------------------------
Heftel Broadcasting Corp.(a)              22,100    1,088,425
-------------------------------------------------------------
Liberty Media Group(a)                    60,000    2,763,750
-------------------------------------------------------------
Univision Communications, Inc.(a)         65,500    2,370,281
-------------------------------------------------------------
USA Networks, Inc.(a)                     59,600    1,974,250
-------------------------------------------------------------
                                                   15,152,515
-------------------------------------------------------------

BUILDING MATERIALS - 0.19%

Masco Corp.                               41,800    1,201,750
-------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 2.44%

ADC Telecommunications, Inc.(a)           17,200      597,700
-------------------------------------------------------------
Andrew Corp.(a)                           75,000    1,237,500
-------------------------------------------------------------
Comverse Technology, Inc.(a)              41,100    2,918,100
-------------------------------------------------------------
ECI Telecommunications Ltd. (Israel)      19,000      676,875
-------------------------------------------------------------
General Instrument Corp.(a)               66,000    2,239,875
-------------------------------------------------------------
Nokia Oyj A.B.-Class A-ADR (Finland)      56,300    6,780,631
-------------------------------------------------------------
QUALCOMM, Inc.(a)                         26,000    1,347,125
-------------------------------------------------------------
                                                   15,797,806
-------------------------------------------------------------

                                                                   MARKET
                                                      SHARES       VALUE

COMPUTERS (HARDWARE) - 1.67%

Apple Computer, Inc.(a)                                 23,000  $   941,562
---------------------------------------------------------------------------
Comdisco, Inc.                                         165,200    2,787,750
---------------------------------------------------------------------------
Dell Computer Corp.(a)                                  40,600    2,971,413
---------------------------------------------------------------------------
Gateway 2000, Inc.(a)                                   22,100    1,131,244
---------------------------------------------------------------------------
IDX Systems Corp.(a)                                    19,000      836,000
---------------------------------------------------------------------------
Micron Electronics, Inc.(a)                             23,400      405,112
---------------------------------------------------------------------------
NCR Corp.(a)                                            42,000    1,753,500
---------------------------------------------------------------------------
                                                                 10,826,581
---------------------------------------------------------------------------

COMPUTERS (NETWORKING) - 2.99%

Ascend Communications, Inc.(a)                         128,300    8,435,725
---------------------------------------------------------------------------
Cisco Systems, Inc.(a)                                  16,625    1,543,008
---------------------------------------------------------------------------
Newbridge Networks Corp. (Canada)(a)                    50,000    1,518,750
---------------------------------------------------------------------------
3Com Corp.(a)                                          175,000    7,842,187
---------------------------------------------------------------------------
                                                                 19,339,670
---------------------------------------------------------------------------

COMPUTERS (PERIPHERALS) - 2.45%

Adaptec, Inc.(a)                                        52,300      918,519
---------------------------------------------------------------------------
EMC Corp.(a)                                           103,000    8,755,000
---------------------------------------------------------------------------
Lexmark International Group, Inc.(a)                    40,200    4,040,100
---------------------------------------------------------------------------
Seagate Technology, Inc.(a)                             71,200    2,153,800
---------------------------------------------------------------------------
                                                                 15,867,419
---------------------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES) - 9.99%

America Online, Inc.                                    32,500    5,200,000
---------------------------------------------------------------------------
Aspect Development, Inc.(a)                             40,000    1,772,500
---------------------------------------------------------------------------
BMC Software, Inc.(a)                                  167,000    7,441,938
---------------------------------------------------------------------------
Cadence Design Systems, Inc.(a)                        105,800    3,147,550
---------------------------------------------------------------------------
Check Point Software Technologies Ltd. (Israel)(a)      22,200    1,017,037
---------------------------------------------------------------------------
Citrix Systems, Inc.(a)                                 55,700    5,406,381
---------------------------------------------------------------------------
Compuware Corp.(a)                                     113,300    8,851,562
---------------------------------------------------------------------------
Concord EFS, Inc.(a)                                   194,800    8,254,649
---------------------------------------------------------------------------
Electronic Arts, Inc.(a)                                21,000    1,178,625
---------------------------------------------------------------------------
Informix Corp.(a)                                       35,600      351,550
---------------------------------------------------------------------------
Intuit, Inc.(a)                                         27,000    1,957,500
---------------------------------------------------------------------------
Learning Company, Inc. (The)(a)                         45,000    1,167,188
---------------------------------------------------------------------------
Microsoft Corp.(a)                                      11,100    1,539,431
---------------------------------------------------------------------------
Network Associates, Inc.(a)                             28,200    1,868,250
---------------------------------------------------------------------------
Novell, Inc.(a)                                         35,000      634,375
---------------------------------------------------------------------------
Parametric Technology Co.(a)                            75,000    1,228,125
---------------------------------------------------------------------------
Sterling Commerce, Inc.(a)                              56,055    2,522,475
---------------------------------------------------------------------------
Sterling Software, Inc.(a)                              63,600    1,721,175
---------------------------------------------------------------------------
Synopsys, Inc.(a)                                       60,000    3,255,000
---------------------------------------------------------------------------
VERITAS Software Corp.(a)                               36,100    2,163,744
---------------------------------------------------------------------------
Wind River Systems(a)                                   40,000    1,880,000
---------------------------------------------------------------------------
Yahoo! Inc.(a)                                           9,000    2,115,563
---------------------------------------------------------------------------
                                                                 64,674,618
---------------------------------------------------------------------------

                       AIM V.I. CAPITAL APPRECIATION FUND

                                                               MARKET
                                                   SHARES      VALUE

CONSUMER (JEWELRY, NOVELTIES & GIFTS) - 0.23%

Action Performance Companies, Inc.(a)              16,000  $   566,000
----------------------------------------------------------------------
Blyth Industries, Inc.(a)                          30,400      950,000
----------------------------------------------------------------------
                                                             1,516,000
----------------------------------------------------------------------

CONSUMER FINANCE - 1.84%

Capital One Financial Corp.                        33,600    3,864,000
----------------------------------------------------------------------
Countrywide Credit Industries, Inc.                23,400    1,174,388
----------------------------------------------------------------------
Providian Financial Corp.                          66,300    4,972,500
----------------------------------------------------------------------
SLM Holding Corp.                                  40,050    1,922,400
----------------------------------------------------------------------
                                                            11,933,288
----------------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH) - 2.06%

Bergen Brunswig Corp.-Class A                      75,400    2,629,575
----------------------------------------------------------------------
Cardinal Health, Inc.                              99,630    7,559,426
----------------------------------------------------------------------
Patterson Dental Co.(a)                            20,000      870,000
----------------------------------------------------------------------
SUPERVALU, INC.                                    26,300      736,400
----------------------------------------------------------------------
U.S. Foodservice(a)                                31,200    1,528,800
----------------------------------------------------------------------
                                                            13,324,201
----------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 3.12%

American Power Conversion Corp.(a)                 82,300    3,986,406
----------------------------------------------------------------------
Molex, Inc.                                         4,300      163,938
----------------------------------------------------------------------
Sanmina Corp.(a)                                   30,000    1,875,000
----------------------------------------------------------------------
SCI Systems, Inc.(a)                               42,400    2,448,600
----------------------------------------------------------------------
Solectron Corp.(a)                                 66,700    6,198,931
----------------------------------------------------------------------
Symbol Technologies, Inc.                          64,250    4,107,984
----------------------------------------------------------------------
Uniphase Corp.(a)                                  20,300    1,408,313
----------------------------------------------------------------------
                                                            20,189,172
----------------------------------------------------------------------

ELECTRONICS (COMPONENT DISTRIBUTORS) - 0.17%

Arrow Electronics, Inc.(a)                         41,100    1,096,856
----------------------------------------------------------------------

ELECTRONICS (INSTRUMENTATION) - 0.38%

Perkin-Elmer Corp.                                  7,500      731,719
----------------------------------------------------------------------
Waters Corp.(a)                                    20,000    1,745,000
----------------------------------------------------------------------
                                                             2,476,719
----------------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 3.63%

Altera Corp.(a)                                    55,200    3,360,300
----------------------------------------------------------------------
Analog Devices, Inc.(a)                            85,000    2,666,875
----------------------------------------------------------------------
Linear Technology Corp.                            40,000    3,582,500
----------------------------------------------------------------------
Maxim Integrated Products, Inc.(a)                 66,400    2,900,850
----------------------------------------------------------------------
Microchip Technology, Inc.(a)                      94,200    3,485,400
----------------------------------------------------------------------
Micron Technology, Inc.(a)                         44,300    2,239,919
----------------------------------------------------------------------
National Semiconductor Corp.(a)                    70,000      945,000
----------------------------------------------------------------------
PMC-Sierra, Inc.(a)                                39,500    2,493,437
----------------------------------------------------------------------
Xilinx, Inc.(a)                                    27,800    1,810,475
----------------------------------------------------------------------
                                                            23,484,756
----------------------------------------------------------------------

                                                              MARKET
                                                 SHARES       VALUE
EQUIPMENT (SEMICONDUCTOR) - 0.26%

Applied Materials, Inc.(a)                         40,000 $  1,707,500
----------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 0.74%

FINOVA Group, Inc.                                 27,500    1,483,281
----------------------------------------------------------------------
MGIC Investment Corp.                              46,633    1,856,573
----------------------------------------------------------------------
Newcourt Credit Group, Inc. (Canada)               41,600    1,453,400
----------------------------------------------------------------------
                                                             4,793,254
----------------------------------------------------------------------

FOODS - 0.51%

Earthgrains Co. (The)                              10,200      315,562
----------------------------------------------------------------------
Flowers Industries, Inc.                           45,000    1,077,188
----------------------------------------------------------------------
Keebler Foods Co.(a)                                8,900      334,863
----------------------------------------------------------------------
Quaker Oats Co. (The)                              26,600    1,582,700
----------------------------------------------------------------------
                                                             3,310,313
----------------------------------------------------------------------

HEALTH CARE (DRUGS - GENERIC & OTHER) - 2.49%

Alpharma, Inc.-Class A                             12,750      450,234
----------------------------------------------------------------------
Elan Corp. PLC-ADR (Ireland)(a)                    44,100    3,067,706
----------------------------------------------------------------------
Forest Laboratories, Inc.(a)                       22,400    1,191,400
----------------------------------------------------------------------
Jones Medical Industries, Inc.                     99,500    3,631,750
----------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A(a)            33,000    1,967,625
----------------------------------------------------------------------
Mylan Laboratories, Inc.                          104,700    3,298,050
----------------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)                    40,000    2,515,000
----------------------------------------------------------------------
                                                            16,121,765
----------------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT) - 1.13%

Health Management Associates, Inc.-Class A(a)     174,202    3,767,118
----------------------------------------------------------------------
Universal Health Services, Inc.-Class B(a)         68,400    3,548,250
----------------------------------------------------------------------
                                                             7,315,368
----------------------------------------------------------------------

HEALTH CARE (LONG TERM CARE) - 0.14%

HCR Manor Care, Inc.(a)                            30,000      881,250
----------------------------------------------------------------------

HEALTH CARE (MANAGED CARE) - 0.62%

Express Scripts, Inc.-Class A(a)                   43,600    2,926,650
----------------------------------------------------------------------
Trigon Healthcare, Inc.(a)                         28,500    1,063,406
----------------------------------------------------------------------
                                                             3,990,056
----------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 3.75%

Bausch & Lomb, Inc.                                25,000    1,500,000
----------------------------------------------------------------------
Becton, Dickinson & Co.                           169,500    7,235,531
----------------------------------------------------------------------
Biomet, Inc.                                       86,800    3,493,700
----------------------------------------------------------------------
Guidant Corp.                                      79,100    8,720,775
----------------------------------------------------------------------
Henry Schein, Inc.(a)                              34,985    1,565,579
----------------------------------------------------------------------
Safeskin Corp.(a)                                  14,300      344,987
----------------------------------------------------------------------
Sybron International Corp.(a)                      51,400    1,397,438
----------------------------------------------------------------------
                                                            24,258,010
----------------------------------------------------------------------

                       AIM V.I. CAPITAL APPRECIATION FUND

                                                                 MARKET
                                                     SHARES      VALUE

HEALTH CARE (SPECIALIZED SERVICES) - 1.76%

Alza Corp.(a)                                         42,000 $  2,194,500
-------------------------------------------------------------------------
Covance, Inc.(a)                                      47,000    1,368,875
-------------------------------------------------------------------------
HEALTHSOUTH Corp.(a)                                  43,200      666,900
-------------------------------------------------------------------------
Omnicare, Inc.                                        88,400    3,071,900
-------------------------------------------------------------------------
Orthodontic Centers of America, Inc.(a)               15,000      291,562
-------------------------------------------------------------------------
Quintiles Transnational Corp.(a)                      21,100    1,126,213
-------------------------------------------------------------------------
Total Renal Care Holdings, Inc.(a)                    90,000    2,660,625
-------------------------------------------------------------------------
                                                               11,380,575
-------------------------------------------------------------------------

HOMEBUILDING - 0.50%

Clayton Homes, Inc.                                  146,625    2,025,258
-------------------------------------------------------------------------
Fleetwood Enterprises, Inc.                           14,000      486,500
-------------------------------------------------------------------------
Kaufman and Broad Home Corporation                    24,600      707,250
-------------------------------------------------------------------------
                                                                3,219,008
-------------------------------------------------------------------------

HOUSEHOLD FURNITURE & APPLIANCES - 0.59%

Leggett & Platt, Inc.                                 70,000    1,540,000
-------------------------------------------------------------------------
Maytag Corp.                                          37,000    2,303,250
-------------------------------------------------------------------------
                                                                3,843,250
-------------------------------------------------------------------------

HOUSEWARES - 0.09%

Helen of Troy Ltd.(a)                                 38,000      558,125
-------------------------------------------------------------------------

INSURANCE (LIFE/HEALTH) - 1.25%

AFLAC, Inc.                                           38,900    1,711,600
-------------------------------------------------------------------------
Provident Companies, Inc.                             60,000    2,490,000
-------------------------------------------------------------------------
ReliaStar Financial Corp.                             63,000    2,905,875
-------------------------------------------------------------------------
Torchmark Corp.                                       28,000      988,750
-------------------------------------------------------------------------
                                                                8,096,225
-------------------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY) - 0.60%

Progressive Corp.                                     23,000    3,895,625
-------------------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE - 1.17%

Edwards (A.G.), Inc.                                  25,000      931,250
-------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                        27,000    1,189,688
-------------------------------------------------------------------------
Schwab (Charles) Corp. (The)                          97,500    5,478,281
-------------------------------------------------------------------------
                                                                7,599,219
-------------------------------------------------------------------------

INVESTMENT MANAGEMENT - 0.69%

Federated Investors, Inc.-Class B                     85,000    1,540,625
-------------------------------------------------------------------------
T. Rowe Price Associates, Inc.                        85,800    2,938,650
-------------------------------------------------------------------------
                                                                4,479,275
-------------------------------------------------------------------------

LEISURE TIME (PRODUCTS) - 0.76%

Harley-Davidson, Inc.                                 94,000    4,453,250
-------------------------------------------------------------------------
Speedway Motorsports, Inc.(a)                         15,900      453,150
-------------------------------------------------------------------------
                                                                4,906,400
-------------------------------------------------------------------------

MANUFACTURING (DIVERSIFIED) - 1.31%

Corning, Inc.                                        137,200    6,174,000
-------------------------------------------------------------------------
Crane Co.                                             17,400      525,262
-------------------------------------------------------------------------
Hillenbrand Industries, Inc.                          21,500    1,222,813
-------------------------------------------------------------------------
Pentair, Inc.                                         14,500      577,281
-------------------------------------------------------------------------
                                                                8,499,356
-------------------------------------------------------------------------

                                                                  MARKET
                                                    SHARES        VALUE

MANUFACTURING (SPECIALIZED) - 0.44%

Avery Dennison Corp.                                  23,600 $  1,063,475
-------------------------------------------------------------------------
Coflexip SA-ADR (France)                              10,100      324,462
-------------------------------------------------------------------------
Diebold, Inc.                                         40,800    1,456,050
-------------------------------------------------------------------------
                                                                2,843,987
-------------------------------------------------------------------------

NATURAL GAS - 0.37%

El Paso Energy Corp.                                  68,000    2,367,250
-------------------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES - 0.12%

Herman Miller, Inc.                                   28,000      752,500
-------------------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT) - 1.54%

Baker Hughes, Inc.                                    85,000    1,503,438
-------------------------------------------------------------------------
BJ Services Co.(a)                                    62,000      968,750
-------------------------------------------------------------------------
Cooper Cameron Corp.(a)                               60,000    1,470,000
-------------------------------------------------------------------------
Core Laboratories N.V. (Netherlands)(a)               30,200      577,575
-------------------------------------------------------------------------
Diamond Offshore Drilling, Inc.                       40,000      947,500
-------------------------------------------------------------------------
Global Industries Ltd.(a)                            108,000      661,500
-------------------------------------------------------------------------
Rowan Companies, Inc.(a)                              80,000      800,000
-------------------------------------------------------------------------
Smith International, Inc.(a)                          50,000    1,259,375
-------------------------------------------------------------------------
Transocean Offshore, Inc.                             25,000      670,312
-------------------------------------------------------------------------
Varco International, Inc.(a)                         140,000    1,085,000
-------------------------------------------------------------------------
                                                                9,943,450
-------------------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION) - 0.41%

Apache Corp.                                          67,000    1,695,938
-------------------------------------------------------------------------
Santa Fe Energy Resources, Inc.(a)                    80,000      590,000
-------------------------------------------------------------------------
Stolt Comex Seaway, S.A. (United Kingdom)(a)          40,000      270,000
-------------------------------------------------------------------------
Stolt Comex Seaway, S.A.-ADR (United Kingdom)(a)      20,000      112,500
-------------------------------------------------------------------------
                                                                2,668,438
-------------------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT) - 0.29%

AES Corp.(a)                                          40,000    1,895,000
-------------------------------------------------------------------------

PRODUCTS (NON-DURABLES) - 0.46%

Clorox Co. (The)                                      12,600    1,471,838
-------------------------------------------------------------------------
Dial Corp. (The)                                      53,000    1,530,375
-------------------------------------------------------------------------
                                                                3,002,213
-------------------------------------------------------------------------

PUBLISHING - 0.38%

McGraw-Hill Companies, Inc. (The)                     24,000    2,445,000
-------------------------------------------------------------------------

RAILROADS - 0.38%

Kansas City Southern Industries, Inc.                 50,000    2,459,375
-------------------------------------------------------------------------

RESTAURANTS - 1.69%

Brinker International, Inc.(a)                        82,000    2,367,750
-------------------------------------------------------------------------
Outback Steakhouse, Inc.(a)                           56,000    2,233,000
-------------------------------------------------------------------------
Papa John's International, Inc.(a)                    41,900    1,848,838
-------------------------------------------------------------------------
Starbucks Corp.(a)                                    39,400    2,211,325
-------------------------------------------------------------------------
Tricon Global Restaurants, Inc.(a)                    45,000    2,255,625
-------------------------------------------------------------------------
                                                               10,916,538
-------------------------------------------------------------------------

                       AIM V.I. CAPITAL APPRECIATION FUND

                                                          MARKET
                                            SHARES        VALUE

RETAIL (BUILDING SUPPLIES) - 0.32%

Lowe's Companies, Inc.                        40,200 $  2,057,738
-----------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS) - 1.07%

Best Buy Co., Inc.(a)                         21,000    1,288,875
-----------------------------------------------------------------
CDW Computer Centers, Inc.(a)                 38,500    3,693,594
-----------------------------------------------------------------
Tech Data Corp.(a)                            48,600    1,956,150
-----------------------------------------------------------------
                                                        6,938,619
-----------------------------------------------------------------

RETAIL (DEPARTMENT STORES) - 0.50%

Kohl's Corp.(a)                               53,000    3,256,188
-----------------------------------------------------------------

RETAIL (DISCOUNTERS) - 1.04%

Dollar Tree Stores, Inc.(a)                   73,475    3,209,939
-----------------------------------------------------------------
Family Dollar Stores, Inc.                   126,000    2,772,000
-----------------------------------------------------------------
Ross Stores, Inc.                             20,000      787,500
-----------------------------------------------------------------
                                                        6,769,439
-----------------------------------------------------------------

RETAIL (DRUG STORES) - 0.80%

Rite Aid Corp.                               104,560    5,182,255
-----------------------------------------------------------------

RETAIL (FOOD CHAINS) - 1.05%

Kroger Co.(a)                                 86,900    5,257,450
-----------------------------------------------------------------
Safeway, Inc.(a)                              25,400    1,547,812
-----------------------------------------------------------------
                                                        6,805,262
-----------------------------------------------------------------

RETAIL (SPECIALTY) - 3.25%

Amazon.com, Inc.(a)                            6,500    2,088,125
-----------------------------------------------------------------
Bed Bath & Beyond, Inc.(a)                   112,000    3,822,000
-----------------------------------------------------------------
Linens 'n Things, Inc.(a)                     11,600      459,650
-----------------------------------------------------------------
Michaels Stores, Inc.(a)                      41,000      741,844
-----------------------------------------------------------------
Office Depot, Inc.(a)                        130,000    4,801,875
-----------------------------------------------------------------
Staples, Inc.(a)                             171,187    7,478,732
-----------------------------------------------------------------
Williams-Sonoma, Inc.(a)                      40,000    1,612,500
-----------------------------------------------------------------
                                                       21,004,726
-----------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL) - 1.83%

Abercrombie & Fitch Co.-Class A(a)            33,300    2,355,975
-----------------------------------------------------------------
Gap, Inc. (The)                               43,575    2,451,094
-----------------------------------------------------------------
Intimate Brands, Inc.                         46,000    1,374,250
-----------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)                83,625    2,655,093
-----------------------------------------------------------------
TJX Companies, Inc.                          103,000    2,987,000
-----------------------------------------------------------------
                                                       11,823,412
-----------------------------------------------------------------

SAVINGS & LOAN COMPANIES - 0.89%

Astoria Financial Corp.                       30,000    1,372,500
-----------------------------------------------------------------
Dime Bancorp, Inc.                           106,000    2,802,375
-----------------------------------------------------------------
GreenPoint Financial Corp.                    45,000    1,580,625
-----------------------------------------------------------------
                                                        5,755,500
-----------------------------------------------------------------

                                                           MARKET
                                              SHARES       VALUE

SERVICES (ADVERTISING & MARKETING) - 2.06%

Interpublic Group of Companies, Inc. (The)      20,000 $  1,595,000
-------------------------------------------------------------------
Lamar Advertising Co.(a)                        66,000    2,458,500
-------------------------------------------------------------------
Omnicom Group, Inc.                            103,300    5,991,400
-------------------------------------------------------------------
Outdoor Systems, Inc.(a)                        57,000    1,710,000
-------------------------------------------------------------------
Snyder Communications, Inc.(a)                  47,700    1,609,875
-------------------------------------------------------------------
                                                         13,364,775
-------------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 2.87%

Apollo Group, Inc.(a)                           65,500    2,218,813
-------------------------------------------------------------------
ChoicePoint, Inc.(a)                            24,500    1,580,250
-------------------------------------------------------------------
Cintas Corp.                                    63,100    4,444,606
-------------------------------------------------------------------
G & K Services, Inc.-Class A                    15,000      798,750
-------------------------------------------------------------------
IMS Health, Inc.                                51,500    3,885,031
-------------------------------------------------------------------
Service Corp. International                     32,400    1,233,225
-------------------------------------------------------------------
Stewart Enterprises, Inc.-Class A              107,500    2,391,875
-------------------------------------------------------------------
Viad Corp.                                      60,000    1,822,500
-------------------------------------------------------------------
Waddell & Reed Financial, Inc.                   1,507       35,697
-------------------------------------------------------------------
Waddell & Reed Financial, Inc.-Class B           6,489      150,869
-------------------------------------------------------------------
                                                         18,561,616
-------------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS) - 1.15%

CIBER, Inc.(a)                                  25,000      698,437
-------------------------------------------------------------------
Keane, Inc.(a)                                  49,700    1,984,893
-------------------------------------------------------------------
Policy Management Systems Corp.(a)              35,000    1,767,500
-------------------------------------------------------------------
SunGard Data Systems, Inc.(a)                   75,200    2,984,500
-------------------------------------------------------------------
                                                          7,435,330
-------------------------------------------------------------------

SERVICES (DATA PROCESSING) - 3.93%

Affiliated Computer Services, Inc.(a)           30,500    1,372,500
-------------------------------------------------------------------
Billing Concepts Corp.(a)                       58,500      643,500
-------------------------------------------------------------------
Ceridian Corp.(a)                               53,700    3,748,931
-------------------------------------------------------------------
CSG Systems International, Inc.(a)              34,900    2,757,100
-------------------------------------------------------------------
DST Systems, Inc.(a)                            30,300    1,728,994
-------------------------------------------------------------------
Equifax, Inc.                                   44,100    1,507,669
-------------------------------------------------------------------
Fiserv, Inc.(a)                                103,150    5,305,778
-------------------------------------------------------------------
National Data Corp.                             48,000    2,337,000
-------------------------------------------------------------------
NOVA Corp.(a)                                   57,407    1,991,306
-------------------------------------------------------------------
Paychex, Inc.                                   78,975    4,062,276
-------------------------------------------------------------------
                                                         25,455,054
-------------------------------------------------------------------

SERVICES (EMPLOYMENT) - 0.21%

Robert Half International, Inc.(a)              30,400    1,358,500
-------------------------------------------------------------------

SPECIALTY PRINTING - 0.28%

Valassis Communications, Inc.(a)                35,000    1,806,875
-------------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 0.23%

Metromedia Fiber Network, Inc.(a)               44,000    1,474,000
-------------------------------------------------------------------

                       AIM V.I. CAPITAL APPRECIATION FUND

                                                                   MARKET
                                                    SHARES         VALUE

TELECOMMUNICATIONS (LONG DISTANCE) - 0.65%

Global TeleSystems Group, Inc.(a)                      75,000 $  4,181,250
--------------------------------------------------------------------------

TELEPHONE - 1.07%

Century Telephone Enterprises, Inc.                    64,600    4,360,500
--------------------------------------------------------------------------
Cincinnati Bell, Inc.                                  37,800    1,429,312
--------------------------------------------------------------------------
NTL, Inc. (United Kingdom)(a)                          20,000    1,128,750
--------------------------------------------------------------------------
                                                                 6,918,562
--------------------------------------------------------------------------

TEXTILES (APPAREL) - 0.30%

Jones Apparel Group, Inc.(a)                           52,500    1,158,281
--------------------------------------------------------------------------
Tommy Hilfiger Corp.(a)                                13,100      786,000
--------------------------------------------------------------------------
                                                                 1,944,281
--------------------------------------------------------------------------

TEXTILES (HOME FURNISHINGS) - 0.25%

Shaw Industries, Inc.                                  67,000    1,624,750
--------------------------------------------------------------------------

WASTE MANAGEMENT - 1.28%

Allied Waste Industries, Inc.(a)                      110,670    2,614,579
--------------------------------------------------------------------------
Republic Services, Inc.(a)                             50,000      921,875
--------------------------------------------------------------------------
Waste Management, Inc.                                101,675    4,740,597
--------------------------------------------------------------------------
                                                                 8,277,051
--------------------------------------------------------------------------
  Total Common Stocks (Cost $377,506,768)                      567,719,235
--------------------------------------------------------------------------

WARRANTS - 0.03%

Banks (Regional)
Golden State Bancorp, Litigation Wts., expiring
 01/01/01 (Cost $227,318)(a)                           40,000      182,500
--------------------------------------------------------------------------
                                                   PRINCIPAL
                                                    AMOUNT
TIME DEPOSIT - 1.08%

Credit Communal De Belgium, 5.125%, 01/04/99
 (Cost $7,000,000)                                $ 7,000,000    7,000,000
--------------------------------------------------------------------------

REPURCHASE AGREEMENT - 9.15%(b)

Goldman Sachs & Co., 4.40%, 01/04/99(c)
 (Cost $59,251,734)                                59,251,734   59,251,734
--------------------------------------------------------------------------

TOTAL INVESTMENTS - 97.98%                                     634,153,469
--------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 2.02%                           13,094,534
--------------------------------------------------------------------------
NET ASSETS - 100.00%                                          $647,248,003
==========================================================================

Notes to Schedule of Investments:
(a) Non-income producing security.
(b) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to insure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Joint repurchase agreement entered into 12/31/98 with a maturing value of $700,342,222. Collateralized by $646,494,000 U.S. Government obligations, 0% to 11.75% due 02/15/99 to 04/15/28 with an aggregate market value at 12/31/98 of $714,694,897.

Abbreviations:

ADR  -- American Depositary Receipt
Wts. -- Warrants



See Notes to Financial Statements

                      AIM V.I. CAPITAL APPRECIATION FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1998

ASSETS:

Investments, at market value (cost $443,985,820)          $634,153,469
----------------------------------------------------------------------
Receivables for:
 Investments sold                                           13,808,584
----------------------------------------------------------------------
 Capital stock sold                                            677,286
----------------------------------------------------------------------
 Dividends and interest                                        191,840
----------------------------------------------------------------------
Investment for deferred compensation plan                       25,282
----------------------------------------------------------------------
Other assets                                                     2,963
----------------------------------------------------------------------
  Total assets                                             648,859,424
----------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                       1,236,530
----------------------------------------------------------------------
 Capital stock reacquired                                       13,206
----------------------------------------------------------------------
 Deferred compensation plan                                     25,282
----------------------------------------------------------------------
Accrued advisory fees                                          317,257
----------------------------------------------------------------------
Accrued directors' fees                                            232
----------------------------------------------------------------------
Accrued administrative services fees                             8,797
----------------------------------------------------------------------
Accrued operating expenses                                      10,117
----------------------------------------------------------------------
  Total liabilities                                          1,611,421
----------------------------------------------------------------------
Net assets applicable to shares outstanding               $647,248,003
======================================================================

CAPITAL SHARES, $0.001 PAR VALUE PER SHARE:

 Authorized                                                250,000,000
----------------------------------------------------------------------
 Outstanding                                                25,689,529
----------------------------------------------------------------------
Net asset value, offering and redemption price per share  $      25.20
======================================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 1998

INVESTMENT INCOME:

Interest                                                      $  2,782,124
---------------------------------------------------------------------------
Dividends (net of $17,799 foreign withholding tax)               1,619,969
---------------------------------------------------------------------------
  Total investment income                                        4,402,093
---------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                    3,521,837
---------------------------------------------------------------------------
Administrative services fees                                        53,266
---------------------------------------------------------------------------
Custodian fees                                                     104,218
---------------------------------------------------------------------------
Directors' fees and expenses                                        12,181
---------------------------------------------------------------------------
Other                                                               88,482
---------------------------------------------------------------------------
  Total expenses                                                 3,779,984
---------------------------------------------------------------------------
Less: Expenses paid indirectly                                      (9,472)
---------------------------------------------------------------------------
  Net expenses                                                   3,770,512
---------------------------------------------------------------------------
Net investment income                                              631,581
---------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES,
 FOREIGN CURRENCIES AND OPTION CONTRACTS:

Net realized gain from:
  Investment securities                                         22,739,811
---------------------------------------------------------------------------
  Foreign currencies                                                43,713
---------------------------------------------------------------------------
  Option contracts                                                  25,169
---------------------------------------------------------------------------
                                                                22,808,693
---------------------------------------------------------------------------
Net unrealized appreciation of investment securities            78,385,559
---------------------------------------------------------------------------
  Net gain from investment securities, foreign currencies and
   option contracts                                            101,194,252
---------------------------------------------------------------------------
Net increase in net assets resulting from operations          $101,825,833
===========================================================================

See Notes to Financial Statements.

                       AIM V.I. CAPITAL APPRECIATION FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1998 and 1997

                                                       1998          1997
                                                   ------------  ------------
OPERATIONS:

 Net investment income                             $    631,581  $    914,009
------------------------------------------------------------------------------
 Net realized gain from investment securities,
  foreign currencies and option contracts            22,808,693    16,155,941
------------------------------------------------------------------------------
 Net unrealized appreciation of investment
  securities and foreign currencies                  78,385,559    35,953,703
------------------------------------------------------------------------------
   Net increase in net assets resulting from
    operations                                      101,825,833    53,023,653
------------------------------------------------------------------------------
Dividends to shareholders from net investment
 income                                                (922,615)     (536,874)
------------------------------------------------------------------------------
Distributions to shareholders from net realized
 gains                                              (16,345,246)   (6,902,664)
------------------------------------------------------------------------------
Net increase from capital stock transactions         39,909,953   107,132,798
------------------------------------------------------------------------------
   Net increase in net assets                       124,467,925   152,716,913
------------------------------------------------------------------------------

NET ASSETS:

 Beginning of year                                  522,780,078   370,063,165
------------------------------------------------------------------------------
 End of year                                       $647,248,003  $522,780,078
==============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)        $434,303,451  $394,408,721
------------------------------------------------------------------------------
 Undistributed net investment income                    700,362       876,543
------------------------------------------------------------------------------
 Undistributed net realized gain from investment
  securities, foreign currencies, futures and
  option contracts                                   22,076,541    15,712,724
------------------------------------------------------------------------------
 Unrealized appreciation of investment securities,
  foreign currencies and futures contracts          190,167,649   111,782,090
------------------------------------------------------------------------------
                                                   $647,248,003  $522,780,078
==============================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 1998

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of fifteen portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Capital Appreciation Fund (the "Fund"). The Fund's investment objective is to seek capital appreciation through investments in common stocks, with emphasis on medium-sized and smaller emerging growth companies. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
 The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date, or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally

                       AIM V.I. CAPITAL APPRECIATION FUND
   determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On December 31, 1998 additional paid-in capital was decreased by $15,223, undistributed net investment income was increased by $114,853 and undistributed net realized gains was decreased by $99,630 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of
   Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.
E. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
   dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock-in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
G. Covered Call Options - The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
   A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services and other administrative services to the Fund. During the year ended December 31, 1998, AIM was reimbursed $53,266 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.

                      AIM V.I. CAPITAL APPRECIATION FUND

 During the year ended December 31, 1998, the Fund incurred legal fees of $4,536 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - INDIRECT EXPENSES
The Fund received reductions in custodian fees of $9,472 under an expense offset arrangement. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $9,472 during the year ended December 31, 1998.

NOTE 4 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold during the year ended December 31, 1998 was $427,487,795 and $457,350,071, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of December 31, 1998 is as follows:

Aggregate unrealized appreciation of investment securities    $202,819,727
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (13,557,353)
---------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $189,262,374
===========================================================================

 Cost of investments for tax purposes is $444,891,095.

NOTE 6 - CAPITAL STOCK
Changes in capital stock outstanding during the years ended December 31, 1998 and 1997 were as follows:

                                    1998                       1997
                           ------------------------  -------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ----------  -------------
Sold                        4,333,736  $ 99,858,597   9,656,144   $202,278,514
-------------------------------------------------------------------------------
Issued as reinvestment of
 distributions                740,474    17,267,861     357,327      7,439,538
-------------------------------------------------------------------------------
Reacquired                 (3,416,071)  (77,216,505) (5,025,910)  (102,585,254)
-------------------------------------------------------------------------------
                            1,658,139  $ 39,909,953   4,987,561  $ 107,132,798
===============================================================================

NOTE 7 - CALL OPTION CONTRACTS WRITTEN
Transactions in call options written during the year ended December 31, 1998 are summarized as follows:

                       CALL OPTION CONTRACTS
                     -------------------------
                     NUMBER OF        PREMIUMS
                     CONTRACTS        RECEIVED
                     ---------       ---------
Beginning of period       --   $            --
----------------------------------------------
Written                1,092           271,645
----------------------------------------------
Closed                  (678)         (154,318)
----------------------------------------------
Expired                 (244)          (21,153)
----------------------------------------------
Exercised               (170)          (96,174)
----------------------------------------------
End of period             --   $            --
==============================================

NOTE 8 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during each of the years in the three-year period ended December 31, 1998, the eleven months ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                                     DECEMBER 31,                         JANUARY 31,
                          -----------------------------------------     -----------------
                            1998         1997      1996      1995        1995      1994
                          --------     --------  --------  --------     -------   -------
Net asset value,
 beginning of period      $  21.75     $  19.43  $  16.55  $  12.05     $ 12.58   $ 10.00
------------------------  --------     --------  --------  --------     -------   -------
Income from investment
 operations:
  Net investment income       0.02         0.03      0.02      0.04        0.05        --
------------------------  --------     --------  --------  --------     -------   -------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)                4.12         2.58      2.89      4.46       (0.54)     2.59
------------------------  --------     --------  --------  --------     -------   -------
   Total from investment
    operations                4.14         2.61      2.91      4.50       (0.49)     2.59
------------------------  --------     --------  --------  --------     -------   -------
Less distributions:
  Dividends from net
   investment income         (0.04)       (0.02)    (0.03)       --       (0.04)    (0.01)
------------------------  --------     --------  --------  --------     -------   -------
  Distributions from net
   realized gains            (0.65)       (0.27)       --        --          --        --
------------------------  --------     --------  --------  --------     -------   -------
   Total distributions       (0.69)       (0.29)    (0.03)       --       (0.04)    (0.01)
------------------------  --------     --------  --------  --------     -------   -------
Net asset value, end of
 period                   $  25.20     $  21.75  $  19.43  $  16.55     $ 12.05   $ 12.58
========================  ========     ========  ========  ========     =======   =======
Total return(a)              19.30%       13.51%    17.58%    37.38%      (3.91)%   25.90%
========================  ========     ========  ========  ========     =======   =======

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of
 period (000s omitted)    $647,248     $522,642  $370,063  $212,152     $88,177   $35,354
========================  ========     ========  ========  ========     =======   =======
Ratio of expenses to
 average net assets           0.67%(b)     0.68%     0.73%     0.75%(c)    0.84%     1.06%(c)
========================  ========     ========  ========  ========     =======   =======
Ratio of net investment
 income to average net
 assets                       0.11%(b)     0.18%     0.18%     0.39%(c)    0.46%     0.07%(c)
========================  ========     ========  ========  ========     =======   =======
Portfolio turnover rate         83%          65%       59%       37%         81%       34%
========================  ========     ========  ========  ========     =======   =======

(a) Total returns are not annualized for periods less than one year.
(b) Ratios are based on average net assets of $566,139,574.
(c) Annualized.

                      AIM V.I. CAPITAL APPRECIATION FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Capital Development Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1998, the related statement of operations, the statement of changes in net assets, and the financial highlights for the period May 1, 1998 (commencement of operations) through December 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Capital Development Fund, as of December 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the period May 1, 1998 (commencement of operations) through December 31, 1998 in conformity with generally accepted accounting principles.

                                 /s/ TAIT, WELLER & BAKER
                                 --------------------------------
                                 TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 3, 1999

                       AIM V.I. CAPITAL DEVELOPMENT FUND

SCHEDULE OF INVESTMENTS

December 31, 1998

                                                            MARKET
                                                   SHARES    VALUE

DOMESTIC COMMON STOCKS - 87.38%

AEROSPACE/DEFENSE - 0.78%

Gulfstream Aerospace Corp.(a)                          100 $   5,325
--------------------------------------------------------------------
Hawk Corp.(a)                                          200     1,675
--------------------------------------------------------------------
Kroll-O'Gara Co. (The)(a)                              400    15,775
--------------------------------------------------------------------
TriStar Aerospace Co.(a)                               300     2,100
--------------------------------------------------------------------
                                                              24,875
--------------------------------------------------------------------

AIRLINES - 0.43%

Atlantic Coast Airlines Holdings(a)                    400    10,000
--------------------------------------------------------------------
Midway Airlines, Corp.(a)                              300     3,600
--------------------------------------------------------------------
                                                              13,600
--------------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.69%

Keystone Automotive Industries, Inc.(a)                500    10,469
--------------------------------------------------------------------
Stoneridge, Inc.(a)                                    500    11,375
--------------------------------------------------------------------
                                                              21,844
--------------------------------------------------------------------

BANKS (REGIONAL) - 1.27%

Banco Santandr Puerto Rico(a)                          300     6,581
--------------------------------------------------------------------
Bank United Corp.-Class A                              200     7,850
--------------------------------------------------------------------
Golden State Bancorp, Inc.(a)                          600     9,975
--------------------------------------------------------------------
Independence Community Bank Corp.                      400     6,375
--------------------------------------------------------------------
North Fork Bancorporation, Inc.                        400     9,575
--------------------------------------------------------------------
                                                              40,356
--------------------------------------------------------------------

BEVERAGES (ALCOHOLIC) - 0.65%

Beringer Wine Estates-Class B(a)                       200     8,938
--------------------------------------------------------------------
Canandaigua Wine Co., Inc.-Class A(a)                  200    11,563
--------------------------------------------------------------------
                                                              20,501
--------------------------------------------------------------------

BEVERAGES (NON-ALCOHOLIC) - 0.15%

Triarc Companies, Inc.(a)                              300     4,800
--------------------------------------------------------------------

BIOTECHNOLOGY - 0.54%

IDEXX Laboratories, Inc.(a)                            300     8,072
--------------------------------------------------------------------
Pharmaceutical Product Development, Inc.(a)            300     9,019
--------------------------------------------------------------------
                                                              17,091
--------------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE) - 2.29%

Capstar Broadcasting Corp.-Class A(a)                  400     9,150
--------------------------------------------------------------------
Chancellor Media Corp.(a)                              200     9,575
--------------------------------------------------------------------
Cox Radio, Inc.-Class A(a)                             200     8,450
--------------------------------------------------------------------
Emmis Broadcasting Corp.-Class A(a)                    300    13,013
--------------------------------------------------------------------
Hearst-Argyle Television, Inc.(a)                      100     3,300
--------------------------------------------------------------------
Heftel Broadcasting Corp.(a)                           200     9,850
--------------------------------------------------------------------
Metro Networks, Inc.(a)                                200     8,525
--------------------------------------------------------------------
Univision Communications, Inc.(a)                      300    10,856
--------------------------------------------------------------------
                                                              72,719
--------------------------------------------------------------------


                                                  MARKET
                                         SHARES    VALUE

BUILDING MATERIAL - 0.27%

Pameco Corp.(a)                              200 $   2,313
----------------------------------------------------------
White Cap Industries, Inc.(a)                400     6,100
----------------------------------------------------------
                                                     8,413
----------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 1.71%

ADC Telecommunications, Inc.(a)              300    10,425
----------------------------------------------------------
Comverse Technology, Inc.(a)                 300    21,300
----------------------------------------------------------
Excel Switching Corp.(a)                     300    11,400
----------------------------------------------------------
NorthEast Optic Network, Inc.(a)             600     6,225
----------------------------------------------------------
Tekelec(a)                                   300     4,969
----------------------------------------------------------
                                                    54,319
----------------------------------------------------------

COMPUTER (HARDWARE) - 0.50%

Bell & Howell Co.(a)                         300    11,344
----------------------------------------------------------
IDX Systems Corp.(a)                         100     4,400
----------------------------------------------------------
                                                    15,744
----------------------------------------------------------

COMPUTER (NETWORKING) - 0.76%

Ascend Communications, Inc.(a)               100     6,575
----------------------------------------------------------
FORE Systems, Inc.(a)                        700    12,819
----------------------------------------------------------
Fvc.com, Inc.(a)                             300     4,725
----------------------------------------------------------
                                                    24,119
----------------------------------------------------------

COMPUTER (PERIPHERALS) - 0.74%

Actel Corp.(a)                               200     4,000
----------------------------------------------------------
Quantum Corp.(a)                             400     8,500
----------------------------------------------------------
SMART Modular Technologies, Inc.(a)          400    11,100
----------------------------------------------------------
                                                    23,600
----------------------------------------------------------

COMPUTER (SOFTWARE & SERVICES) - 8.88%

Avant! Corp.(a)                              200     3,200
----------------------------------------------------------
Axent Technologies, Inc.(a)                  200     6,113
----------------------------------------------------------
Best Software, Inc.(a)                       550    13,063
----------------------------------------------------------
Cadence Design Systems, Inc.(a)              400    11,900
----------------------------------------------------------
Complete Business Solutions, Inc.(a)         400    13,550
----------------------------------------------------------
Concord Communications, Inc.(a)              100     5,675
----------------------------------------------------------
Concord EFS, Inc.(a)                         300    12,712
----------------------------------------------------------
DA Consulting Group, Inc.(a)                 300     6,562
----------------------------------------------------------
Datastream Systems, Inc.(a)                  600     6,900
----------------------------------------------------------
Dendrite International, Inc.(a)              200     4,994
----------------------------------------------------------
Electronic Arts, Inc.(a)                     100     5,612
----------------------------------------------------------
HNC Software, Inc.(a)                        300    12,131
----------------------------------------------------------
Hyperion Solutions Corp.(a)                  190     3,420
----------------------------------------------------------
InfoCure Corp.(a)                            500    16,375
----------------------------------------------------------
Intuit, Inc.(a)                              200    14,500
----------------------------------------------------------
Learning Company, Inc. (The)(a)              150     3,891
----------------------------------------------------------
Manhattan Associates, Inc.(a)                100     2,725
----------------------------------------------------------
Mastech Corp.(a)                             400    11,450
----------------------------------------------------------
Medical Manager Corp.(a)                     700    21,963
----------------------------------------------------------
Mercury Interactive Corp.(a)                 200    12,650
----------------------------------------------------------

                       AIM V.I. CAPITAL DEVELOPMENT FUND

                                                           MARKET
                                                  SHARES    VALUE

COMPUTER (SOFTWARE & SERVICES) -- (CONTINUED)

Network Associates, Inc.(a)                           200 $  13,250
-------------------------------------------------------------------
Platinum Technology, Inc.(a)                          400     7,650
-------------------------------------------------------------------
Rational Software Corp.(a)                            300     7,950
-------------------------------------------------------------------
Sterling Commerce, Inc.(a)                            300    13,500
-------------------------------------------------------------------
Synopsys, Inc.(a)                                     200    10,850
-------------------------------------------------------------------
Transaction Systems Architects, Inc.-Class A(a)       200    10,000
-------------------------------------------------------------------
Unigraphics Solutions, Inc.(a)                        300     4,350
-------------------------------------------------------------------
USWeb Corp.(a)                                        400    10,550
-------------------------------------------------------------------
Visio Corp.(a)                                        300    10,969
-------------------------------------------------------------------
Walker Interactive Systems, Inc.(a)                   500     3,375
-------------------------------------------------------------------
                                                            281,830
-------------------------------------------------------------------

CONSUMER (JEWELRY, NOVELTIES & GIFTS) - 0.39%

Blyth Industries, Inc.(a)                             400    12,500
-------------------------------------------------------------------

CONSUMER FINANCE - 0.60%

American Capital Strategies, Ltd.                     200     3,450
-------------------------------------------------------------------
AmeriCredit Corp.(a)                                  700     9,669
-------------------------------------------------------------------
Cash America International, Inc.                      300     4,556
-------------------------------------------------------------------
United Panam Financial Corp.(a)                       300     1,256
-------------------------------------------------------------------
                                                             18,931
-------------------------------------------------------------------

CONTAINERS (METAL & GLASS) - 0.39%

Silgan Holdings, Inc.(a)                              450    12,509
-------------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH) - 0.91%

JP Foodservice, Inc.(a)                               200     9,800
-------------------------------------------------------------------
McKesson Corp.                                        100     7,906
-------------------------------------------------------------------
Performance Food Group Co.(a)                         400    11,250
-------------------------------------------------------------------
                                                             28,956
-------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 1.19%

AFC Cable Systems, Inc.(a)                            200     6,725
-------------------------------------------------------------------
American Power Conversion Corp.(a)                    200     9,688
-------------------------------------------------------------------
PCD, Inc.(a)                                          200     2,600
-------------------------------------------------------------------
Pinnacle Systems, Inc.(a)                             200     7,150
-------------------------------------------------------------------
SCI Systems, Inc.(a)                                  200    11,550
-------------------------------------------------------------------
                                                             37,713
-------------------------------------------------------------------

ELECTRONICS (INSTRUMENTATION) - 0.42%

Quanta Services, Inc.(a)                              600    13,238
-------------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 1.03%

Apex PC Solutions, Inc.(a)                            200     5,775
-------------------------------------------------------------------
Microchip Technology, Inc.(a)                         300    11,100
-------------------------------------------------------------------
Sipex Corp.(a)                                        300    10,538
-------------------------------------------------------------------
Unitrode Corp.(a)                                     300     5,250
-------------------------------------------------------------------
                                                             32,663
-------------------------------------------------------------------

                                                          MARKET
                                                 SHARES    VALUE

ENTERTAINMENT - 0.96%

Loews Cineplex Entertainment Corp.(a)                800 $   8,100
------------------------------------------------------------------
Metro-Goldwyn-Mayer, Inc.(a)                         458     6,040
------------------------------------------------------------------
Metromedia International Group, Inc.(a)              600     3,263
------------------------------------------------------------------
SFX Entertainment, Inc.-Class A(a)                   200    10,975
------------------------------------------------------------------
The Sports Club Co., Inc.(a)                         500     1,969
------------------------------------------------------------------
                                                            30,347
------------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR) - 0.54%

Etec Systems, Inc.(a)                                200     8,000
------------------------------------------------------------------
Photronics, Inc.(a)                                  200     4,794
------------------------------------------------------------------
Teradyne, Inc.(a)                                    100     4,238
------------------------------------------------------------------
                                                            17,032
------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 1.02%

FirstCity Financial Corp.(a)                         300     3,881
------------------------------------------------------------------
Hamilton Bancorp, Inc.(a)                            200     5,337
------------------------------------------------------------------
Medallion Financial Corp.                            400     5,725
------------------------------------------------------------------
PMI Group, Inc. (The)                                100     4,938
------------------------------------------------------------------
Rock Financial Corp.                                 200     2,600
------------------------------------------------------------------
SEI Investments Co.                                  100     9,938
------------------------------------------------------------------
                                                            32,419
------------------------------------------------------------------

FOODS - 1.63%

American Italian Pasta Co.-Class A(a)                450    11,869
------------------------------------------------------------------
International Home Foods, Inc.(a)                    600    10,125
------------------------------------------------------------------
Keebler Foods Co.(a)                                 300    11,288
------------------------------------------------------------------
Suiza Foods Corp.(a)                                 200    10,187
------------------------------------------------------------------
Universal Foods Corp.                                300     8,231
------------------------------------------------------------------
                                                            51,700
------------------------------------------------------------------

GAMING, LOTTERY & PARIMUTUEL COMPANIES - 0.30%

Harrah's Entertainment, Inc.(a)                      300     4,706
------------------------------------------------------------------
International Game Technology                        200     4,863
------------------------------------------------------------------
                                                             9,569
------------------------------------------------------------------

HEALTH CARE (DIVERSIFIED) - 0.40%

Allergan, Inc.                                       100     6,475
------------------------------------------------------------------
IVAX Corp.(a)                                        500     6,219
------------------------------------------------------------------
                                                            12,694
------------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER) - 2.37%

Barr Laboratories, Inc.(a)                           300    14,400
------------------------------------------------------------------
Dura Pharmaceuticals, Inc.(a)                        600     9,113
------------------------------------------------------------------
Forest Laboratories, Inc.(a)                         200    10,637
------------------------------------------------------------------
Jones Medical Industries, Inc.                       300    10,950
------------------------------------------------------------------
Mylan Laboratories, Inc.                             400    12,600
------------------------------------------------------------------
Parexel International Corp.(a)                       200     5,000
------------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)                      200    12,575
------------------------------------------------------------------
                                                            75,275
------------------------------------------------------------------

                       AIM V.I. CAPITAL DEVELOPMENT FUND

                                                         MARKET
                                                SHARES    VALUE

HEALTH CARE (HOSPITAL MANAGEMENT) - 0.52%

Health Management Associates, Inc.-Class A(a)       400 $   8,650
-----------------------------------------------------------------
New American Healthcare Corp.(a)                    700     7,831
-----------------------------------------------------------------
                                                           16,481
-----------------------------------------------------------------

HEALTH CARE (LONG TERM CARE) - 0.33%

Sunrise Assisted Living, Inc.(a)                    200    10,375
-----------------------------------------------------------------

HEALTH CARE (MANAGED CARE) - 0.64%

Alternative Living Services, Inc.(a)                200     6,850
-----------------------------------------------------------------
Express Scripts, Inc.-Class A(a)                    200    13,425
-----------------------------------------------------------------
                                                           20,275
-----------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 3.14%

Biomet, Inc.                                        200     8,050
-----------------------------------------------------------------
Coopers Companies, Inc.(a)                          400     8,275
-----------------------------------------------------------------
Cyberonics, Inc.(a)                                 300     4,050
-----------------------------------------------------------------
DVI, Inc.(a)                                        300     5,438
-----------------------------------------------------------------
Henry Schein, Inc.(a)                               300    13,425
-----------------------------------------------------------------
Lifecore Biomedical, Inc.(a)                        400     4,100
-----------------------------------------------------------------
Maxxim Medical, Inc.(a)                             300     8,925
-----------------------------------------------------------------
MiniMed, Inc.(a)                                    100    10,475
-----------------------------------------------------------------
PSS World Medical, Inc.(a)                          500    11,500
-----------------------------------------------------------------
Serologicals Corp.(a)                               300     9,000
-----------------------------------------------------------------
Steris Corp.(a)                                     100     2,843
-----------------------------------------------------------------
Sybron International Corp.(a)                       500    13,594
-----------------------------------------------------------------
                                                           99,675
-----------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES) - 3.40%

Advance Paradigm, Inc.(a)                           400    14,000
-----------------------------------------------------------------
Capital Senior Living Corp.(a)                      300     4,181
-----------------------------------------------------------------
Covance, Inc.(a)                                    200     5,825
-----------------------------------------------------------------
First Consulting Group, Inc.(a)                     500    10,250
-----------------------------------------------------------------
MAXIMUS, Inc.(a)                                    400    14,800
-----------------------------------------------------------------
Ocular Sciences, Inc.(a)                            300     8,025
-----------------------------------------------------------------
Omnicare, Inc.                                      200     6,950
-----------------------------------------------------------------
Orthodontic Centers of America, Inc.(a)             600    11,663
-----------------------------------------------------------------
PharMerica, Inc.(a)                                 400     2,400
-----------------------------------------------------------------
Renal Care Group, Inc.(a)                           200     5,762
-----------------------------------------------------------------
Renex Corp.(a)                                      300     2,175
-----------------------------------------------------------------
Superior Consultant Holdings Corp.(a)               200     8,700
-----------------------------------------------------------------
Ventana Medical Systems, Inc.(a)                    600    12,975
-----------------------------------------------------------------
                                                          107,706
-----------------------------------------------------------------

HOUSEHOLD FURNITURE & APPLIANCES - 0.18%

Service Experts, Inc.(a)                            200     5,850
-----------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES) - 0.18%

Dial Corp. (The)                                    200     5,775
-----------------------------------------------------------------

                                                       MARKET
                                              SHARES    VALUE

HOUSEWARES - 0.35%

Central Garden and Pet Co.(a)                     250 $   3,594
---------------------------------------------------------------
Helen of Troy Ltd.(a)                             200     2,937
---------------------------------------------------------------
Windmere-Durable Holdings, Inc.(a)                600     4,650
---------------------------------------------------------------
                                                         11,181
---------------------------------------------------------------

INSURANCE (LIFE/HEALTH) - 0.79%

Healthcare Recoveries, Inc.(a)                    700    11,900
---------------------------------------------------------------
Nationwide Financial Services, Inc.-Class A       200    10,338
---------------------------------------------------------------
PAULA Financial                                   300     2,812
---------------------------------------------------------------
                                                         25,050
---------------------------------------------------------------

INSURANCE (MULTI-LINE) - 0.27%

Horace Mann Educators Corp.                       300     8,550
---------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY) - 1.44%

Amerin Corp.(a)                                   350     8,269
---------------------------------------------------------------
CMAC Investment Corp.                             100     4,594
---------------------------------------------------------------
CNA Surety Corp.                                  500     7,875
---------------------------------------------------------------
Everest Reinsurance Holdings, Inc.                200     7,788
---------------------------------------------------------------
Fidelity National Financial, Inc.                 220     6,710
---------------------------------------------------------------
HCC Insurance Holdings, Inc.                      300     5,287
---------------------------------------------------------------
Reliance Group Holdings, Inc.                     400     5,150
---------------------------------------------------------------
                                                         45,673
---------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE - 0.57%

EVEREN Capital Corp.                              400     9,100
---------------------------------------------------------------
Hambrecht & Quist Group(a)                        400     9,075
---------------------------------------------------------------
                                                         18,175
---------------------------------------------------------------

INVESTMENT MANAGEMENT - 1.06%

Affiliated Managers Group, Inc.(a)                500    14,938
---------------------------------------------------------------
Conning Corp.                                     100     2,075
---------------------------------------------------------------
Knight/Trimark Group, Inc.-Class A(a)             700    16,756
---------------------------------------------------------------
                                                         33,769
---------------------------------------------------------------

LAND DEVELOPMENT - 0.12%

Silverleaf Resorts, Inc.(a)                       400     3,725
---------------------------------------------------------------

LEISURE TIME (PRODUCTS) - 0.79%

Family Golf Centers, Inc.(a)                      400     7,900
---------------------------------------------------------------
GTECH Holdings Corp.(a)                           200     5,125
---------------------------------------------------------------
International Speedway Corp.-Class A              300    12,150
---------------------------------------------------------------
                                                         25,175
---------------------------------------------------------------

LODGING-HOTELS - 0.55%

Prime Hospitality Corp.(a)                        400     4,225
---------------------------------------------------------------
Royal Caribbean Cruises Ltd.                      300    11,100
---------------------------------------------------------------
Vail Resorts, Inc.(a)                             100     2,200
---------------------------------------------------------------
                                                         17,525
---------------------------------------------------------------

                       AIM V.I. CAPITAL DEVELOPMENT FUND

                                                        MARKET
                                               SHARES    VALUE

MANUFACTURING (SPECIALIZED) - 2.36%

Alpine Group, Inc. (The)(a)                        300 $   4,500
----------------------------------------------------------------
American Bank Note Holographics, Inc.(a)         1,000    17,500
----------------------------------------------------------------
Armor Holdings, Inc.(a)                            200     2,288
----------------------------------------------------------------
First Years, Inc. (The)                            700    11,068
----------------------------------------------------------------
Howmet International, Inc.(a)                      600     9,675
----------------------------------------------------------------
Mettler-Toledo International, Inc.(a)              400    11,225
----------------------------------------------------------------
Superior TeleCom, Inc.                             200     9,450
----------------------------------------------------------------
US Filter Corp.(a)                                 300     6,862
----------------------------------------------------------------
U.S.A. Floral Products, Inc.(a)                    200     2,300
----------------------------------------------------------------
                                                          74,868
----------------------------------------------------------------

METAL FABRICATORS - 0.22%

Metals USA, Inc.(a)                                700     6,825
----------------------------------------------------------------

NATURAL GAS - 0.11%

KN Energy, Inc.                                    100     3,638
----------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES - 0.70%

Daisytek International Corp.(a)                    400     7,600
----------------------------------------------------------------
Knoll, Inc.(a)                                     200     5,925
----------------------------------------------------------------
School Specialty, Inc.(a)                          400     8,550
----------------------------------------------------------------
                                                          22,075
----------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT) - 0.30%

Cal Dive International, Inc.(a)                    200     4,150
----------------------------------------------------------------
Newpark Resources, Inc.(a)                         800     5,450
----------------------------------------------------------------
                                                           9,600
----------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION) - 1.46%

Anadarko Petroleum Corp.                           300     9,263
----------------------------------------------------------------
Apache Corp.                                       300     7,594
----------------------------------------------------------------
Devon Energy Corp.                                 300     9,206
----------------------------------------------------------------
Newfield Exploration Co.(a)                        100     2,087
----------------------------------------------------------------
Noble Affiliates, Inc.                             200     4,925
----------------------------------------------------------------
Ocean Energy, Inc.(a)                              200     1,262
----------------------------------------------------------------
Snyder Oil Corp.                                   500     6,656
----------------------------------------------------------------
Union Pacific Resources Group, Inc.                600     5,438
----------------------------------------------------------------
                                                          46,431
----------------------------------------------------------------

PAPER & FOREST PRODUCTS - 0.06%

Wausau-Mosinee Paper Corp.                         100     1,768
----------------------------------------------------------------

PERSONAL CARE - 1.52%

Chattem, Inc.(a)                                   300    14,363
----------------------------------------------------------------
NBTY, Inc.(a)                                      700     4,988
----------------------------------------------------------------
Playtex Products, Inc.(a)                          600     9,637
----------------------------------------------------------------
Rexall Sundown, Inc.(a)                            400     5,600
----------------------------------------------------------------
Steiner Leisure Ltd.(a)                            300     9,600
----------------------------------------------------------------
Twinlab Corp.(a)                                   300     3,937
----------------------------------------------------------------
                                                          48,125
----------------------------------------------------------------

                                                         MARKET
                                                SHARES    VALUE

PUBLISHING - 0.93%

IDG Books Worldwide, Inc.-Class A(a)                700 $  12,075
-----------------------------------------------------------------
Petersen Companies, Inc. (The)-Class A(a)           200     6,775
-----------------------------------------------------------------
Scholastic Corp.(a)                                 200    10,725
-----------------------------------------------------------------
                                                           29,575
-----------------------------------------------------------------

RAILROADS - 0.31%

Kansas City Southern Industries, Inc.               200     9,837
-----------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST - 1.96%

AMRESCO Capital Trust, Inc.                         350     3,325
-----------------------------------------------------------------
Apartment Investment & Management Co.-Class A       200     7,438
-----------------------------------------------------------------
CarrAmerica Realty Corp.                            200     4,800
-----------------------------------------------------------------
CCA Prison Realty Trust                             300     6,150
-----------------------------------------------------------------
Colonial Properties Trust                           200     5,325
-----------------------------------------------------------------
Corporate Office Properties Trust, Inc.             600     4,275
-----------------------------------------------------------------
Correctional Properties Trust                       400     7,225
-----------------------------------------------------------------
Kilroy Realty Corp.                                 300     6,900
-----------------------------------------------------------------
Manufactured Home Communities, Inc.                 300     7,519
-----------------------------------------------------------------
MeriStar Hospitality Corp.                          200     3,712
-----------------------------------------------------------------
Weeks Corp.                                         200     5,637
-----------------------------------------------------------------
                                                           62,306
-----------------------------------------------------------------

RESTAURANTS - 1.49%

Avado Brands, Inc.                                  600     4,988
-----------------------------------------------------------------
Brinker International, Inc.(a)                      500    14,438
-----------------------------------------------------------------
CEC Entertainment, Inc.(a)                          350     9,712
-----------------------------------------------------------------
Dave & Buster's, Inc.(a)                            300     6,918
-----------------------------------------------------------------
Starbucks Corp.(a)                                  200    11,225
-----------------------------------------------------------------
                                                           47,281
-----------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS) - 0.43%

CDW Computer Centers, Inc.(a)                       100     9,593
-----------------------------------------------------------------
Tech Data Corp.(a)                                  100     4,025
-----------------------------------------------------------------
                                                           13,618
-----------------------------------------------------------------

RETAIL (DISCOUNTERS) - 0.47%

Family Dollar Stores, Inc.                          600    13,200
-----------------------------------------------------------------
K & G Men's Center, Inc.(a)                         200     1,775
-----------------------------------------------------------------
                                                           14,975
-----------------------------------------------------------------

RETAIL (FOOD CHAINS) - 1.18%

American Stores Co.                                 200     7,388
-----------------------------------------------------------------
BJ's Wholesale Club, Inc.(a)                        200     9,262
-----------------------------------------------------------------
Whole Foods Market, Inc.(a)                         200     9,675
-----------------------------------------------------------------
Wild Oats Markets, Inc.(a)                          350    11,025
-----------------------------------------------------------------
                                                           37,350
-----------------------------------------------------------------

RETAIL (HOME SHOPPING) - 0.43%

Micro Warehouse, Inc.(a)                            400    13,525
-----------------------------------------------------------------

                       AIM V.I. CAPITAL DEVELOPMENT FUND

                                                    MARKET
                                           SHARES    VALUE

RETAIL (SPECIALTY) - 5.10%

Casey's General Stores, Inc.                   200 $   2,606
------------------------------------------------------------
CSK Auto Corp.(a)                              600    16,013
------------------------------------------------------------
Electronics Boutique Holdings Corp.(a)         400     8,150
------------------------------------------------------------
Group 1 Automotive, Inc.(a)                    200     5,200
------------------------------------------------------------
Guitar Center, Inc.(a)                         300     7,388
------------------------------------------------------------
Hibbett Sporting Goods, Inc.(a)                300     7,275
------------------------------------------------------------
Hot Topic, Inc.(a)                             100     1,288
------------------------------------------------------------
Just for Feet, Inc.(a)                         300     5,213
------------------------------------------------------------
Linens 'N Things, Inc.(a)                      600    23,775
------------------------------------------------------------
Lithia Motors, Inc.-Class A(a)                 300     4,950
------------------------------------------------------------
Michaels Stores, Inc.(a)                       300     5,428
------------------------------------------------------------
Musicland Stores Corp.(a)                      600     8,962
------------------------------------------------------------
PETsMART, Inc.(a)                              400     4,400
------------------------------------------------------------
Pier 1 Imports, Inc.(a)                        300     2,906
------------------------------------------------------------
Rainbow Rentals, Inc.(a)                       300     2,962
------------------------------------------------------------
Rent-Way, Inc.(a)                              376     9,151
------------------------------------------------------------
Renters Choice, Inc.(a)                        400    12,700
------------------------------------------------------------
Select Comfort Corp.(a)                        100     2,643
------------------------------------------------------------
Williams-Sonoma, Inc.(a)                       400    16,125
------------------------------------------------------------
Zale Corp.(a)                                  450    14,513
------------------------------------------------------------
                                                     161,648
------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL) - 0.51%

Abercrombie & Fitch Co.-Class A(a)             100     7,075
------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)                 200     6,350
------------------------------------------------------------
Stage Stores, Inc.(a)                          300     2,812
------------------------------------------------------------
                                                      16,237
------------------------------------------------------------

SAVINGS & LOAN COMPANIES - 0.27%

Allied Capital Corp.                           500     8,656
------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING) - 2.94%

Abacus Direct Corp.(a)                         100     4,550
------------------------------------------------------------
Acxiom Corp.(a)                                420    13,020
------------------------------------------------------------
Forrester Research, Inc.(a)                    200     8,750
------------------------------------------------------------
HA-LO Industries, Inc.(a)                      300    11,288
------------------------------------------------------------
Information Resources, Inc.(a)                 200     2,037
------------------------------------------------------------
Lamar Advertising Co.(a)                       450    16,762
------------------------------------------------------------
Market Facts, Inc.(a)                          300     7,800
------------------------------------------------------------
Nielsen Media Research                         333     5,994
------------------------------------------------------------
Snyder Communications, Inc.(a)                 300    10,125
------------------------------------------------------------
Young & Rubicam, Inc.(a)                       400    12,950
------------------------------------------------------------
                                                      93,276
------------------------------------------------------------

                                                     MARKET
                                            SHARES    VALUE

SERVICES (COMMERCIAL & CONSUMER) - 6.65%

ABR Information Services, Inc.(a)               500 $   9,812
-------------------------------------------------------------
Advantage Learning Systems, Inc.(a)             100     6,575
-------------------------------------------------------------
Apollo Group, Inc.(a)                           400    13,550
-------------------------------------------------------------
Avis Rent A Car, Inc.(a)                        300     7,256
-------------------------------------------------------------
Bright Horizons Family Solutions, Inc.(a)       400    10,800
-------------------------------------------------------------
Career Education Corp.(a)                       100     3,000
-------------------------------------------------------------
F.Y.I., Inc.(a)                                 300     9,600
-------------------------------------------------------------
G & K Services, Inc.-Class A                    100     5,325
-------------------------------------------------------------
Galileo International, Inc.                     300    13,050
-------------------------------------------------------------
Hertz Corp.-Class A                             200     9,125
-------------------------------------------------------------
INSpire Insurance Solutions, Inc.(a)            300     5,512
-------------------------------------------------------------
Iron Mountain, Inc.(a)                          350    12,622
-------------------------------------------------------------
LaSalle Partners, Inc.(a)                       100     2,944
-------------------------------------------------------------
MemberWorks, Inc.(a)                            200     5,900
-------------------------------------------------------------
Metzler Group, Inc.(a)                          300    14,606
-------------------------------------------------------------
Pegasus Systems, Inc.(a)                        500    18,000
-------------------------------------------------------------
Pittston Brink's Group                          100     3,188
-------------------------------------------------------------
Primark Corp.(a)                                200     5,425
-------------------------------------------------------------
Protection One, Inc.                            900     7,706
-------------------------------------------------------------
Regis Corp.                                     300    12,000
-------------------------------------------------------------
Strayer Education, Inc.                         100     3,525
-------------------------------------------------------------
Sylvan Learning Systems, Inc.(a)                300     9,150
-------------------------------------------------------------
Trammell Crow Co.(a)                            100     2,800
-------------------------------------------------------------
Travel Services International, Inc.(a)          500    15,250
-------------------------------------------------------------
United Road Services, Inc.(a)                   100     1,838
-------------------------------------------------------------
Waddell & Reed Financial, Inc.-Class A          100     2,369
-------------------------------------------------------------
                                                      210,928
-------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS) - 2.56%

Cotelligent Group, Inc.(a)                      300     6,394
-------------------------------------------------------------
Insight Enterprises, Inc.(a)                    250    12,719
-------------------------------------------------------------
Keane, Inc.(a)                                  100     3,993
-------------------------------------------------------------
Policy Management Systems Corp.(a)              300    15,150
-------------------------------------------------------------
SunGard Data Systems, Inc.(a)                   700    27,781
-------------------------------------------------------------
Sykes Enterprises, Inc.(a)                      500    15,250
-------------------------------------------------------------
                                                       81,287
-------------------------------------------------------------

                       AIM V.I. CAPITAL DEVELOPMENT FUND

                                                                 MARKET
                                                        SHARES    VALUE

SERVICES (DATA PROCESSING) - 3.94%

Billing Concepts Corp.(a)                                   300 $   3,300
-------------------------------------------------------------------------
BISYS Group, Inc.(a)                                        450    23,231
-------------------------------------------------------------------------
Computer Horizons Corp.(a)                                  300     7,988
-------------------------------------------------------------------------
CSG Systems International, Inc.(a)                          300    23,700
-------------------------------------------------------------------------
DST Systems, Inc.(a)                                        100     5,706
-------------------------------------------------------------------------
Fiserv, Inc.(a)                                             200    10,288
-------------------------------------------------------------------------
4Front Software International, Inc.(a)                      800     8,850
-------------------------------------------------------------------------
Lason Holdings, Inc.(a)                                     200    11,637
-------------------------------------------------------------------------
MedQuist, Inc.(a)                                           200     7,900
-------------------------------------------------------------------------
NOVA Corp.(a)                                               300    10,406
-------------------------------------------------------------------------
Transaction Network Services, Inc.(a)                       600    12,037
-------------------------------------------------------------------------
                                                                  125,043
-------------------------------------------------------------------------

SERVICES (EMPLOYMENT) - 0.77%

Labor Ready, Inc.(a)                                        400     7,875
-------------------------------------------------------------------------
Metamor Worldwide, Inc.(a)                                  400    10,000
-------------------------------------------------------------------------
Syntel, Inc.(a)                                             100     1,131
-------------------------------------------------------------------------
Vincam Group, Inc. (The)(a)                                 300     5,269
-------------------------------------------------------------------------
                                                                   24,275
-------------------------------------------------------------------------

SERVICES (FACILITIES & ENVIRONMENTAL) - 1.20%

Casella Waste Systems, Inc.(a)                              500    18,563
-------------------------------------------------------------------------
Corrections Corp. of America(a)                             300     5,287
-------------------------------------------------------------------------
Wackenhut Corrections Corp.(a)                              300     8,587
-------------------------------------------------------------------------
Waste Connections, Inc.(a)                                  300     5,513
-------------------------------------------------------------------------
                                                                   37,950
-------------------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 1.20%

Associated Group, Inc. (The)-Class A(a)                     400    17,200
-------------------------------------------------------------------------
International Telecommunication Data Systems, Inc.(a)       500     7,375
-------------------------------------------------------------------------
Metromedia Fiber Network, Inc.(a)                           400    13,400
-------------------------------------------------------------------------
                                                                   37,975
-------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 0.35%

Global TeleSystems Group, Inc.(a)                           200    11,150
-------------------------------------------------------------------------

TELEPHONE - 0.27%

ICG Communications, Inc.(a)                                 400     8,600
-------------------------------------------------------------------------

TEXTILES (APPAREL) - 0.31%

Columbia Sportswear Co.(a)                                  400     6,750
-------------------------------------------------------------------------
Nautica Enterprises, Inc.(a)                                200     3,000
-------------------------------------------------------------------------
                                                                    9,750
-------------------------------------------------------------------------

WASTE MANAGEMENT - 1.24%

Catalytica, Inc.(a)                                         500     9,000
-------------------------------------------------------------------------
Safety-Kleen Corp(a)                                        700     9,887
-------------------------------------------------------------------------
Superior Services, Inc.(a)                                  400     8,025
-------------------------------------------------------------------------
U.S. Liquids Inc.(a)                                        400     9,000
-------------------------------------------------------------------------
Waste Industries, Inc.(a)                                   200     3,450
-------------------------------------------------------------------------
                                                                   39,362
-------------------------------------------------------------------------
  Total Domestic Common Stocks (Cost $2,487,893)                2,772,251
-------------------------------------------------------------------------

                                                                      MARKET
                                                             SHARES    VALUE

FOREIGN STOCKS & OTHER EQUITY INTERESTS - 3.44%

BERMUDA - 0.37%

Annuity and Life Re, Ltd. (Insurance-Life/Health)                100 $   2,700
------------------------------------------------------------------------------
Global Crossing Ltd. (Telecommunications-Long Distance)(a)       200     9,025
------------------------------------------------------------------------------
                                                                        11,725
------------------------------------------------------------------------------

CANADA - 0.47%

Alliance Atlantis Communications Corp.-Class B
 (Entertainment)(a)                                              100     1,644
------------------------------------------------------------------------------
Celestica, Inc. (Electronics-Semiconductors)(a)                  300     7,406
------------------------------------------------------------------------------
Four Seasons Hotels, Inc. (Lodging-Hotels)                       200     5,850
------------------------------------------------------------------------------
                                                                        14,900
------------------------------------------------------------------------------

CAYMAN ISLANDS - 0.43%

Sutton Group Financial Services Ltd. (Insurance-
 Life/Health)(a)                                               1,000    13,750
------------------------------------------------------------------------------

IRELAND - 0.54%

Ryanair Holdings PLC-ADR (Airlines)(a)                           200     7,550
------------------------------------------------------------------------------
Saville Systems Ireland PLC-ADR (Services-Data
 Processing)(a)                                                  500     9,500
------------------------------------------------------------------------------
                                                                        17,050
------------------------------------------------------------------------------

ISRAEL - 0.88%

Check Point Software Technologies Ltd. (Computer- Software
 & Services(a)                                                   100     4,581
------------------------------------------------------------------------------
Galileo Technology Ltd. (Electronics-Semiconductors)(a)          700    18,900
------------------------------------------------------------------------------
NICE-Systems Ltd. (Communications-Equipment)(a)                  200     4,325
------------------------------------------------------------------------------
                                                                        27,806
------------------------------------------------------------------------------

UNITED KINGDOM - 0.75%

ESG Re Limited (Insurance-Life/Health)                           100     2,025
------------------------------------------------------------------------------
LucasVarity PLC-ADR (Auto Parts & Equipment)                     200     6,700
------------------------------------------------------------------------------
NTL Inc. (Telephone)(a)                                          200    11,287
------------------------------------------------------------------------------
Signet Group PLC (Retail-General Merchandise)(a)               4,000     2,044
------------------------------------------------------------------------------
Stolt Comex Seaway, S.A. (Oil & Gas-Exploration &
 Production)(a)                                                  250     1,687
------------------------------------------------------------------------------
                                                                        23,743
------------------------------------------------------------------------------
  Total Foreign Stocks & Other Equity Interests (Cost
   $98,384)                                                            108,974
------------------------------------------------------------------------------

                       AIM V.I. CAPITAL DEVELOPMENT FUND

                                                          PRINCIPAL     MARKET
                                                             AMOUNT      VALUE

REPURCHASE AGREEMENT(b) - 7.74%

SBC Warburg Dillion Read, Inc., 4.75%, 01/04/99(c) (Cost
 $245,668)                                                $245,668  $  245,668
------------------------------------------------------------------------------
TOTAL INVESTMENTS - 98.56%                                           3,126,893
------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 1.44%                                   45,575
------------------------------------------------------------------------------
NET ASSETS - 100.00%                                                $3,172,468
==============================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Non-income producing security.
(b) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Joint repurchase agreement entered into 12/31/98 with a maturing value of $1,000,527,778. Collateralized by $2,207,068,000 U.S. Government
    obligations, 0% to 6.75% due 06/30/99 to 11/15/21 with an aggregate market value at 12/31/98 of $1,020,001,079.

Abbreviation:
ADR -- American Depositary Receipt


See Notes to Financial Statements.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1998

ASSETS:

Investments at market value (cost $2,831,945)             $ 3,126,893
---------------------------------------------------------------------

Receivables for:
 Capital stock sold                                            26,986
---------------------------------------------------------------------
 Dividends and interest                                         1,092
---------------------------------------------------------------------
 Investments sold                                               8,881
---------------------------------------------------------------------
 Reimbursement from advisor                                    50,307
---------------------------------------------------------------------
Investment for deferred compensation plan                       2,777
---------------------------------------------------------------------
  Total assets                                              3,216,936
---------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                         34,293
---------------------------------------------------------------------
 Deferred compensation plan                                     2,777
---------------------------------------------------------------------
Accrued directors' fees                                           410
---------------------------------------------------------------------
Accrued operating expenses                                      6,988
---------------------------------------------------------------------
  Total liabilities                                            44,468
---------------------------------------------------------------------
Net assets applicable to shares outstanding               $ 3,172,468
---------------------------------------------------------------------

CAPITAL SHARES, $0.001 PAR VALUE PER SHARE:

 Authorized                                               250,000,000
---------------------------------------------------------------------
 Outstanding                                                  344,450
---------------------------------------------------------------------
Net asset value, offering and redemption price per share        $9.21
=====================================================================

STATEMENT OF OPERATIONS

For the period May 1, 1998 (date operations commenced) through December 31, 1998

INVESTMENT INCOME:

Interest                                                   $ 19,212
--------------------------------------------------------------------
Dividends                                                     4,034
--------------------------------------------------------------------
   Total investment income                                   23,246
--------------------------------------------------------------------

EXPENSES:

Advisory fees                                                 9,522
--------------------------------------------------------------------
Administrative services fees                                 26,658
--------------------------------------------------------------------
Custodian fees                                               20,224
--------------------------------------------------------------------
Directors' fees and expenses                                  6,710
--------------------------------------------------------------------
Legal fees                                                    7,847
--------------------------------------------------------------------
Other                                                         2,699
--------------------------------------------------------------------
   Total expenses                                            73,660
--------------------------------------------------------------------
Less: Fees waived and reimbursed by advisor                 (58,330)
--------------------------------------------------------------------
Expenses paid indirectly                                       (210)
--------------------------------------------------------------------
   Net expenses                                              15,120
--------------------------------------------------------------------
Net investment income                                         8,126
--------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
 SECURITIES, FOREIGN CURRENCIES AND FUTURES CONTRACTS:

Net realized gain (loss) from:
   Investment securities                                   (142,359)
--------------------------------------------------------------------
   Futures contracts                                       (111,690)
--------------------------------------------------------------------
   Foreign currencies                                            28
--------------------------------------------------------------------
                                                           (254,021)
--------------------------------------------------------------------
Net unrealized appreciation of:
   Investment securities                                    294,948
--------------------------------------------------------------------
 Net gain from investment securities and futures contracts   40,927
--------------------------------------------------------------------
Net increase in net assets resulting from operations       $ 49,053
====================================================================

See Notes to Financial Statements.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

STATEMENT OF CHANGES IN NET ASSETS

For the period May 1, 1998 (date operations commenced) through December 31,
1998

OPERATIONS:

 Net investment income                                             $    8,126
------------------------------------------------------------------------------
 Net realized gain (loss) from investment securities and futures
  contracts                                                          (254,021)
------------------------------------------------------------------------------
 Net unrealized appreciation of investment securities                 294,948
------------------------------------------------------------------------------
   Net increase in net assets resulting from operations                49,053
------------------------------------------------------------------------------
 Dividends to shareholders from net investment income                 (12,074)
------------------------------------------------------------------------------
 Net increase from capital stock transactions                       3,135,489
------------------------------------------------------------------------------
   Net increase in net assets                                       3,172,468
------------------------------------------------------------------------------

NET ASSETS:

 Beginning of period                                                       --
------------------------------------------------------------------------------
 End of period                                                     $3,172,468
==============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)                        $3,134,630
------------------------------------------------------------------------------
 Undistributed net investment income                                   (3,061)
------------------------------------------------------------------------------
 Undistributed net realized gain (loss) from investment securities
  and futures contracts                                              (254,049)
------------------------------------------------------------------------------
 Unrealized appreciation of investment securities                     294,948
------------------------------------------------------------------------------
                                                                   $3,172,468
==============================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 1998

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of fifteen portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Capital Development Fund (the "Fund"). The Fund's investment objective is long-term capital appreciation. The Fund commenced operations on May 1, 1998. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If no mean is available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or, absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such

                       AIM V.I. CAPITAL DEVELOPMENT FUND
   exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On December 31, 1998 additional paid-in capital was decreased by $859, undistributed net investment income was increased by $887 and undistributed net realized gains was decreased by $28 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund had capital loss carryforwards (which may be carried forward to offset future taxable capital gains, if any) of $204,323, which expires, if not previously utilized, through the year 2006. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.
D. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred.
   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.75% of the first $350 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $350 million. During the period May 1, 1998 (date operations commenced) through December 31, 1998, AIM waived advisory fees and reimbursed expenses of $58,330.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services and other administrative services to the Fund. During the period May 1, 1998 (date operations commenced) through December 31, 1998, AIM was reimbursed $26,658 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.

NOTE 3 - INDIRECT EXPENSES
The Fund received reductions in custodian fees of $210 under an expense offset arrangement. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $210 during the period May 1, 1998 (date operations commenced) through December 31, 1998.

NOTE 4 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest a director's fees, if so elected by such director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold during the period May 1, 1998 (date operations commenced) through December 31, 1998 was $3,405,734 and $676,949, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of December 31, 1998 is as follows:

Aggregate unrealized appreciation of investment securities    $ 431,624
------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (160,611)
------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $ 271,013
========================================================================
 Cost of investments for tax purposes is $2,855,880.


NOTE 6 - CAPITAL STOCK
Changes in capital stock outstanding during the period May 1, 1998 (date operations commenced) through December 31, 1998 as follows:

                                                1998
                                         -------------------
                                         SHARES     AMOUNT
                                         -------  ----------
Sold                                     403,978  $3,617,838
-------------------------------------------------------------
Issued as reinvestment of distributions    1,426      12,074
-------------------------------------------------------------
Reacquired                               (60,954)   (494,423)
-------------------------------------------------------------
                                         344,450  $3,135,489
=============================================================

                       AIM V.I. CAPITAL DEVELOPMENT FUND

NOTE 7 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during the period May 1, 1998 (date operations commenced) through December 31, 1998.

                                                                  DECEMBER 31,
                                                                      1998
                                                                  ------------
Net asset value, beginning of period                                 $10.00
-----------------------------------------------------------------    ------
Income from investment operations:
  Net investment income                                                0.03(a)
-----------------------------------------------------------------    ------
  Net gains (losses) on securities (both realized and unrealized)     (0.78)
-----------------------------------------------------------------    ------
   Total from investment operations                                   (0.75)
-----------------------------------------------------------------    ------
Less distributions:
  Dividends from net investment income                                (0.04)
-----------------------------------------------------------------    ------
Net asset value, end of period                                       $ 9.21
=================================================================    ======
Total return(b)                                                       (7.51)%
=================================================================    ======

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000s omitted)                             $3,172
=================================================================    ======
Ratio of expenses to average net assets(c)                             1.21%(d)
=================================================================    ======
Ratio of net investment income to average net assets(e)                0.62%
=================================================================    ======
Portfolio turnover rate                                                  45%
=================================================================    ======

(a) Calculated using average shares outstanding.
(b) Total returns is not annualized.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 5.80% (annualized).
(d) Ratios are annualized and based on average net assets of $1,891,388.
(e) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement was (3.97)% (annualized).

                       AIM V.I. CAPITAL DEVELOPMENT FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Diversified Income Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Diversified Income Fund, as of December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (commencement of operations) through January 31, 1994 in conformity with generally accepted accounting principles.


                                 /s/ TAIT, WELLER & BAKER
                                 --------------------------------
                                 TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 3, 1999


                        AIM V.I. DIVERSIFIED INCOME FUND

SCHEDULE OF INVESTMENTS

December 31, 1998

                                                        PRINCIPAL    MARKET
                                                        AMOUNT(a)     VALUE
U.S. DOLLAR DENOMINATED NON-CONVERTIBLE BONDS &
 NOTES - 67.63%

AEROSPACE/DEFENSE - 0.35%

Pacific Aerospace & Electronics, Sr. Sub Notes,
 11.25%, 08/01/05 (Acquired 07/24/98; Cost
 $450,000)(b)                                           $  450,000 $   339,750
------------------------------------------------------------------------------

AIR FREIGHT - 0.44%

Atlas Air, Inc., Sr. Notes, 10.75%, 08/01/05               400,000     422,000
------------------------------------------------------------------------------

AIRLINES - 2.74%

Airplanes Pass Through Trust, Series D Gtd. Sub.
 Bonds, 10.875%, 03/15/19                                  300,000     315,189
------------------------------------------------------------------------------
America West Airlines, Inc., Pass Through
 Certificates, 6.86%, 07/02/04                             863,999     862,012
------------------------------------------------------------------------------
Delta Air Lines, Inc., Deb., 9.00%, 05/15/16               825,000     947,917
------------------------------------------------------------------------------
United Air Lines, Inc., Pass Through Certificates,
 9.56%, 10/19/18                                           425,000     521,603
------------------------------------------------------------------------------
                                                                     2,646,721
------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.41%

Advance Stores Co. Inc., Series B Sr. Unsec. Gtd. Sub.
 Notes, 10.25%, 04/15/08                                   390,000     397,800
------------------------------------------------------------------------------

AUTOMOBILES - 0.52%

General Motors Corp., Deb., 8.80%, 03/01/21                400,000     505,973
------------------------------------------------------------------------------

BANKS (MAJOR REGIONAL) - 0.60%

Regions Financial Corp., Sub. Notes,
 7.75%, 09/15/24                                           500,000     576,015
------------------------------------------------------------------------------

BANKS (MONEY CENTER) - 1.73%

Deutsche Bank Financial, Unsec. Gtd. Sub. Deb., 6.70%,
 12/13/06                                                  750,000     790,343
------------------------------------------------------------------------------
First Union Bancorp, Sub. Deb., 7.50%, 04/15/35            800,000     877,888
------------------------------------------------------------------------------
                                                                     1,668,231
------------------------------------------------------------------------------

BANKS (REGIONAL) - 1.45%

Mercantile Bancorp Inc., Unsec. Sub. Notes, 7.30%,
 06/15/07                                                1,000,000   1,095,900
------------------------------------------------------------------------------
Mercantile Bank Inc., Sub. Notes,
 6.375%, 01/15/04                                          300,000     307,056
------------------------------------------------------------------------------
                                                                     1,402,956
------------------------------------------------------------------------------

BEVERAGES (NON-ALCOHOLIC) - 1.33%

Coca-Cola Enterprises, Inc., Putable Notes,
 7.24%, 06/20/20(c)                                      5,000,000   1,282,200
------------------------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE) - 4.24%

Comcast Cable Communications, Notes,
 8.50%, 05/01/27                                           500,000     627,470
------------------------------------------------------------------------------
CSC Holdings, Inc.,
 Sr. Notes, 7.875%, 12/15/07                               500,000     527,400
------------------------------------------------------------------------------
 Sr. Unsec. Deb., 7.625%, 07/15/18                         500,000     511,960
------------------------------------------------------------------------------

                                                         PRINCIPAL    MARKET
                                                         AMOUNT(a)     VALUE
BROADCASTING (TELEVISION, RADIO & CABLE) -
  (CONTINUED)

EchoStar DBS Corp., Sr. Sec. Gtd. Notes,
 12.50%, 07/01/02                                        $  430,000 $   498,800
-------------------------------------------------------------------------------
Knology Holdings, Inc., Sr. Disc. Notes,
 11.875%, 10/15/07(d)                                     1,000,000     462,500
-------------------------------------------------------------------------------
TCI Communications, Inc., Sr. Notes,
 8.00%, 08/01/05                                            850,000     958,435
-------------------------------------------------------------------------------
USA Networks, Inc., Sr. Notes, 6.75%, 11/15/05
 (Acquired 11/30/98; Cost $501,370)(b)                      500,000     501,330
-------------------------------------------------------------------------------
                                                                      4,087,895
-------------------------------------------------------------------------------

CHEMICALS - 2.41%

Airgas Inc., Medium Term Notes, 7.14%, 03/08/04             750,000     765,840
-------------------------------------------------------------------------------
Nova Gas Transmission Ltd. (Canada), Yankee Deb.,
 8.50%, 12/15/12                                            500,000     606,900
-------------------------------------------------------------------------------
Solutia, Inc., Bonds, 6.72%, 10/15/37                       750,000     762,000
-------------------------------------------------------------------------------
Sterling Chemicals, Inc., Sr. Unsec. Sub. Notes,
 11.75%, 08/15/06                                           220,000     190,300
-------------------------------------------------------------------------------
                                                                      2,325,040
-------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 0.47%

Dialog Corp. PLC (United Kingdom), Series A Sr. Sub.
 Notes, 11.00%, 11/15/07                                    350,000     350,000
-------------------------------------------------------------------------------
Northern Telecom (Canada), Yankee Notes,
 6.00%, 09/01/03                                            100,000     101,482
-------------------------------------------------------------------------------
                                                                        451,482
-------------------------------------------------------------------------------

COMPUTERS (NETWORKING) - 0.50%

Exodus Communications, Sr. Unsec. Notes, 11.25%,
 07/01/08                                                   480,000     484,800
-------------------------------------------------------------------------------

CONSUMER FINANCE - 1.97%

GMAC, Notes, 9.00%, 10/15/02                                750,000     836,985
-------------------------------------------------------------------------------
Household Finance Corp., Notes,
 7.125%, 09/01/05                                         1,000,000   1,064,040
-------------------------------------------------------------------------------
                                                                      1,901,025
-------------------------------------------------------------------------------

CONTAINERS & PACKAGING (PAPER) - 0.15%

MVE Inc., Sr. Sec. Notes, 12.50%, 02/15/02                  145,000     142,825
-------------------------------------------------------------------------------

ELECTRIC COMPANIES - 3.56%

Cleveland Electric Illumination, Series D Sr. Sec.
 Notes, 7.88%, 11/01/17                                     500,000     527,796
-------------------------------------------------------------------------------
El Paso Electric Co.,
 Series D Sec. First Mortgage Bonds,
  8.90%, 02/01/06                                           500,000     563,250
-------------------------------------------------------------------------------
 Series E Sec. First Mortgage Bonds,
  9.40%, 05/01/11                                           150,000     170,336
-------------------------------------------------------------------------------
Niagara Mohawk Power Corp.,
 First Mortgage Notes, 9.25%, 10/01/01                    1,000,000   1,083,450
-------------------------------------------------------------------------------
 Series G Sr. Unsec. Notes, 7.75%, 10/01/08               1,000,000   1,093,100
-------------------------------------------------------------------------------
                                                                      3,437,932
-------------------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND

                                                        PRINCIPAL    MARKET
                                                        AMOUNT(a)     VALUE
ELECTRICAL EQUIPMENT - 0.22%

Electronic Retailing Systems International, Inc.,
 Sr. Disc. Notes, 13.25%, 02/01/04(d)                   $  590,000 $   215,350
------------------------------------------------------------------------------

ENTERTAINMENT - 1.42%

Ascent Entertainment Group, Sr. Sec. Disc. Notes,
 11.875%, 12/15/04(d)                                      350,000     211,750
------------------------------------------------------------------------------
Time Warner, Inc.,
 Deb., 9.125%, 01/15/13                                    500,000     628,805
------------------------------------------------------------------------------
 Unsec. Deb., 6.85%, 01/15/26                              500,000     526,020
------------------------------------------------------------------------------
                                                                     1,366,575
------------------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 1.72%

Associates Corp. of North America, Series B Sr. Deb.,
 7.95%, 02/15/10                                           750,000     867,908
------------------------------------------------------------------------------
Finova Capital Corp., Unsec. Notes,
 7.40%, 05/06/06                                           750,000     789,195
------------------------------------------------------------------------------
                                                                     1,657,103
------------------------------------------------------------------------------

FOODS - 2.07%

AmeriServ Food Co., Gtd. Notes,
 10.125%, 07/15/07                                         320,000     280,000
------------------------------------------------------------------------------
ConAgra Inc., Sr. Unsec. Notes, 7.125%, 10/01/26         1,300,000   1,388,972
------------------------------------------------------------------------------
Del Monte Corp./Foods Co., Sr. Unsec. Sub. Notes,
 12.25%, 04/15/07                                          290,000     330,600
------------------------------------------------------------------------------
                                                                     1,999,572
------------------------------------------------------------------------------

GAMING, LOTTERY & PARIMUTUEL COMPANIES - 0.39%

Venetian Casino Resort LLC, Gtd. Mortgage Notes,
 12.25%, 11/15/04                                          400,000     376,000
------------------------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT) - 0.80%

Tenet Healthcare Corp., Sr. Notes, 8.00%, 01/15/05         750,000     769,942
------------------------------------------------------------------------------

HEALTH CARE (LONG TERM CARE) - 0.39%

Mariner Post-Acute Network, Inc.,
 Series B Sr. Unsec. Disc. Sub. Notes,
  10.50%, 11/01/07(d)                                      380,000     165,300
------------------------------------------------------------------------------
 Series B Sr. Unsec. Sub. Notes, 9.50%, 11/01/07           270,000     209,250
------------------------------------------------------------------------------
                                                                       374,550
------------------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 0.79%

Alaris Medical Systems, Sr. Unsec. Gtd. Sub. Deb.,
 9.75%, 12/01/06                                           300,000     306,000
------------------------------------------------------------------------------
Dade International Inc., Series B Sr. Sub. Notes,
 11.125%, 05/01/06                                          80,000      89,000
------------------------------------------------------------------------------
Mediq Inc., Sr. Unsec. Gtd. Sub. Notes,
 11.00%, 06/01/08                                          380,000     366,700
------------------------------------------------------------------------------
                                                                       761,700
------------------------------------------------------------------------------

HOUSEWARES - 0.49%

Decora Industries, Inc., Series B Sr. Sec. Gtd. Notes,
 11.00%, 05/01/05                                          500,000     472,500
------------------------------------------------------------------------------

                                                       PRINCIPAL    MARKET
                                                       AMOUNT(a)     VALUE

INSURANCE (LIFE/HEALTH) - 0.89%

Americo Life, Inc., Sr. Sub. Notes, 9.25%, 06/01/05    $   75,000 $    77,250
-----------------------------------------------------------------------------
Torchmark Corp., Notes, 7.875%, 05/15/23                  750,000     779,640
-----------------------------------------------------------------------------
                                                                      856,890
-----------------------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY) - 0.48%

Orion Capital Trust II, Gtd. Notes,
 7.70%, 04/15/28                                          500,000     459,410
-----------------------------------------------------------------------------

IRON & STEEL - 0.33%

Acme Metal, Inc., Sr. Unsec. Gtd. Deb.,
 10.875%, 12/15/07(e)                                     588,000      79,380
-----------------------------------------------------------------------------
GS Industries, Inc., Sr. Gtd. Notes,
 12.00%, 09/01/04                                         350,000     239,750
-----------------------------------------------------------------------------
                                                                      319,130
-----------------------------------------------------------------------------

LODGING-HOTELS - 2.21%

Booth Creek Ski Holdings, Sr. Notes,
 12.50%, 03/15/07                                         390,000     388,050
-----------------------------------------------------------------------------
Coast Hotels & Casinos Inc., Series B Sec. First
 Mortgage Gtd. Notes, 13.00%, 12/15/02                    180,000     203,400
-----------------------------------------------------------------------------
ITT Corp., Unsec. Gtd. Deb., 7.375%, 11/15/15             750,000     638,100
-----------------------------------------------------------------------------
John Q. Hammons Hotels, Inc., Sec. First Mortgage
 Notes, 9.75%, 10/01/05                                   550,000     517,000
-----------------------------------------------------------------------------
Stena Line A.B. (Sweden), Sr. Yankee Notes, 10.625%,
 06/01/08                                                 430,000     389,150
-----------------------------------------------------------------------------
                                                                    2,135,700
-----------------------------------------------------------------------------

MANUFACTURING (DIVERSIFIED) - 0.34%

Elgin National Industies, Sr. Unsec. Gtd. Sub. Notes,
 11.00%, 11/01/07                                         320,000     323,200
-----------------------------------------------------------------------------

MANUFACTURING (SPECIALIZED) - 0.43%

MMI Products, Inc., Sr. Unsec. Sub. Notes,
 11.25%, 04/15/07                                         380,000     412,300
-----------------------------------------------------------------------------

METALS MINING - 0.94%

Centaur Mining & Exploration Ltd. (Australia), Sr.
 Yankee Gtd. Notes, 11.00%, 12/01/07                      550,000     503,250
-----------------------------------------------------------------------------
Rio Algom Ltd. (Canada), Yankee Unsec. Deb., 7.05%,
 11/01/05                                                 370,000     402,219
-----------------------------------------------------------------------------
                                                                      905,469
-----------------------------------------------------------------------------

NATURAL GAS - 2.90%

Dynegy, Inc., Sr. Unsec. Deb., 7.125%, 05/15/18           500,000     493,355
-----------------------------------------------------------------------------
Enron Corp.,
 Notes, 6.75%, 08/01/09                                   750,000     779,827
-----------------------------------------------------------------------------
 Sr. Sub. Deb., 6.75%, 07/01/05                           450,000     464,558
-----------------------------------------------------------------------------
Ferrellgas Partners, Series B Sr. Sec. Gtd. Notes,
 9.375%, 06/15/06                                         525,000     527,625
-----------------------------------------------------------------------------
K N Energy, Inc., Unsec. Deb., 7.35%, 08/01/26            500,000     527,575
-----------------------------------------------------------------------------
                                                                    2,792,940
-----------------------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES - 0.32%

United Stationer Supply, Sr. Sub. Notes,
 12.75%, 05/01/05                                         275,000     308,000
-----------------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND

                                                         PRINCIPAL    MARKET
                                                         AMOUNT(a)     VALUE
OIL (INTERNATIONAL INTEGRATED) - 0.84%

Gulf Canada Resources, Ltd. (Canada), Sr. Yankee Unsec.
 Notes, 8.35%, 08/01/06                                  $  800,000 $   805,736
-------------------------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT) - 1.44%

Petroleum Geo-Services A.S.A. (Norway), Sr. Yankee
 Unsec. Notes, 7.125%, 03/30/28                             750,000     707,948
-------------------------------------------------------------------------------
R&B Falcon Corp.,
 Sr. Notes, 9.50%, 12/15/08 (Acquired 12/17/98; Cost
  $250,000)(b)                                              250,000     251,250
-------------------------------------------------------------------------------
 Series B Sr. Unsec. Notes, 6.95%, 04/15/08                 500,000     434,285
-------------------------------------------------------------------------------
                                                                      1,393,483
-------------------------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION) - 1.98%

Abraxas Petroleum Corp., Series D Sr. Unsec. Gtd.
 Notes, 11.50%, 11/01/04                                    125,000      95,625
-------------------------------------------------------------------------------
Chesapeake Energy Corp., Series B Sr. Unsec. Gtd.
 Notes, 9.625%, 05/01/05                                    230,000     180,550
-------------------------------------------------------------------------------
Kelley Oil & Gas Corp., Series B Sr. Gtd. Sub. Notes,
 10.375%, 10/15/06                                          400,000     298,000
-------------------------------------------------------------------------------
Louis Dreyfus Natural Gas, Sr. Sub. Notes,
 9.25%, 06/15/04                                            500,000     539,585
-------------------------------------------------------------------------------
Queen Sand Resources, Inc., Sr. Unsec. Gtd. Notes,
 12.50%, 07/01/08                                           400,000     282,000
-------------------------------------------------------------------------------
Talisman Energy, Inc. (Canada), Yankee Deb., 7.125%,
 06/01/07                                                   500,000     517,020
-------------------------------------------------------------------------------
                                                                      1,912,780
-------------------------------------------------------------------------------

OIL & GAS (REFINING & MARKETING) - 0.34%

Texas Petrochemical Corp., Sr. Unsec. Sub. Notes,
 11.125%, 07/01/06                                          330,000     326,700
-------------------------------------------------------------------------------

PERSONAL CARE - 1.09%

Alberto-Culver Corp., Notes, 6.375%, 06/15/28             1,000,000   1,047,880
-------------------------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT) - 0.85%

AES Corp., Sr. Notes, 8.00%, 12/31/08                       750,000     747,532
-------------------------------------------------------------------------------
Panda Global Energy Co. (China), Sr. Yankee Sec. Gtd.
 Notes, 12.50%, 04/15/04                                    150,000      68,250
-------------------------------------------------------------------------------
                                                                        815,782
-------------------------------------------------------------------------------

PUBLISHING (NEWSPAPERS) - 1.53%

News America Holdings, Inc.,
 Sr. Gtd. Deb., 9.25%, 02/01/13                             750,000     936,127
-------------------------------------------------------------------------------
 Sr. Gtd. Putable Bonds, 7.43%, 10/01/26                    500,000     543,560
-------------------------------------------------------------------------------
                                                                      1,479,687
-------------------------------------------------------------------------------

RAILROADS - 0.76%

Norfolk Southern Corp., Putable Bonds,
 7.05%, 05/01/37                                            650,000     733,993
-------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST - 1.51%

Glenborough Properties, Series B Sr. Unsec. Notes,
 7.625%, 03/15/05                                           800,000     766,798
-------------------------------------------------------------------------------
Spieker Properties LP, Unsec. Deb.,
 7.35%, 12/01/17                                            750,000     689,363
-------------------------------------------------------------------------------
                                                                      1,456,161
-------------------------------------------------------------------------------

                                                          PRINCIPAL    MARKET
                                                          AMOUNT(a)    VALUE
RETAIL (GENERAL MERCHANDISE) - 0.27%

Plainwell Inc., Series B Sr. Unsec. Sub. Notes, 11.00%,
 03/01/08                                                 $  330,000 $  259,050
-------------------------------------------------------------------------------

RETAIL (SPECIALTY) - 1.56%

CEX Holdings, Inc., Series B Sr. Unsec. Gtd. Sub. Notes,
 9.625%, 06/01/08                                            370,000    334,850
-------------------------------------------------------------------------------
CSK Auto Inc., Sr. Gtd. Sub. Deb.,
 11.00%, 11/01/06                                            260,000    274,300
-------------------------------------------------------------------------------
Neff Corp., Sr. Sub. Notes, 10.25%, 06/01/08 (Acquired
 12/02/98; Cost $325,103)(b)                                 330,000    320,100
-------------------------------------------------------------------------------
Renters Choice, Inc., Sr. Sub. Notes, 11.00%, 08/15/08
 (Acquired 08/13/98; Cost $500,000)(b)                       500,000    510,000
-------------------------------------------------------------------------------
Wilson's - The Leather Experts, Inc., Sr. Notes, 11.25%,
 08/15/04                                                     70,000     68,950
-------------------------------------------------------------------------------
                                                                      1,508,200
-------------------------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL) - 0.74%

Big 5 Corp., Sr. Unsec. Notes, 10.875%, 11/15/07             500,000    507,500
-------------------------------------------------------------------------------
J Crew Operating Corp., Sr. Sub. Notes,
 10.375%, 10/15/07                                           240,000    207,600
-------------------------------------------------------------------------------
                                                                        715,100
-------------------------------------------------------------------------------

SAVINGS & LOAN COMPANIES - 0.87%

Sovereign Bancorp, Inc., Sub. Notes,
 8.00%, 03/15/03                                             800,000    841,608
-------------------------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING) - 0.32%

MDC Communications Corp. (Canada), Sr. Yankee Unsec.
 Sub. Notes, 10.50%, 12/01/06                                300,000    307,500
-------------------------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 0.96%

Laidlaw, Inc. (Canada), Yankee Unsec. Deb.,
 6.70%, 05/01/08                                             500,000    488,985
-------------------------------------------------------------------------------
Pegasus Shipping Hellas Co. (Bermuda), Series A Sr.
 Yankee Sec. Gtd. Mortgage Notes,
 11.875%, 11/15/04                                           500,000    432,500
-------------------------------------------------------------------------------
                                                                        921,485
-------------------------------------------------------------------------------

SERVICES (EMPLOYMENT) - 0.38%

MSX International, Inc., Sr. Unsec. Gtd. Sub. Notes,
 11.375%, 01/15/08                                           380,000    363,850
-------------------------------------------------------------------------------

SERVICES (FACILITIES & ENVIRONMENTAL) - 0.04%

ATC Group Services, Inc., Sr. Unsec. Gtd. Sub. Notes,
 12.00%, 01/15/08(e)                                         450,000     42,750
-------------------------------------------------------------------------------

SHIPPING - 0.43%

Pacific & Atlantic Holdings, Yankee First Mortgage
 Notes, 11.50%, 05/30/08                                     530,000    410,750
-------------------------------------------------------------------------------

SOVEREIGN DEBT - 2.66%

Province of Manitoba (Canada), Yankee Bonds, 7.75%,
 07/17/16                                                    700,000    826,322
-------------------------------------------------------------------------------
Province of Quebec (Canada),
 Series A Yankee Notes, 6.29%, 03/06/26                      800,000    897,184
-------------------------------------------------------------------------------
 Yankee Notes, 5.735%, 03/02/26                              750,000    845,025
-------------------------------------------------------------------------------
                                                                      2,568,531
-------------------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND

                                                        PRINCIPAL    MARKET
                                                        AMOUNT(a)     VALUE
TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 1.58%

Clearnet Communications Inc. (Canada), Sr. Yankee
 Unsec. Disc. Notes, 14.75%, 12/15/05(d)                $  110,000 $    95,150
------------------------------------------------------------------------------
Metrocall Inc., Sr. Sub. Notes, 11.00%, 09/15/08
 (Acquired 12/17/98; Cost $446,868)(b)                     450,000     454,500
------------------------------------------------------------------------------
Nextel Communications, Inc., Sr. Notes, 12.00%,
 11/01/08 (Acquired 10/28/98; Cost $552,037)(b)            560,000     616,000
------------------------------------------------------------------------------
PageMart Wireless, Inc., Sr. Sub. Disc. Notes, 11.25%,
 02/01/08(d)                                               750,000     363,750
------------------------------------------------------------------------------
                                                                     1,529,400
------------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 2.65%

Bell Canada (Canada), Yankee Deb.,
 9.50%, 10/15/10                                           350,000     461,058
------------------------------------------------------------------------------
Centel Capital, Deb., 9.00%, 10/15/19                      320,000     411,693
------------------------------------------------------------------------------
Esprit Telecom Group PLC (United Kingdom), Sr. Yankee
 Notes, 11.50%, 12/15/07                                   350,000     364,000
------------------------------------------------------------------------------
MCI Communications Corp., Putable Sr. Unsec. Deb.,
 7.125%, 06/15/27                                        1,000,000   1,063,500
------------------------------------------------------------------------------
Versatel Telecom BV (Netherlands), Sr. Notes, 13.25%,
 05/15/08                                                  250,000     255,000
------------------------------------------------------------------------------
                                                                     2,555,251
------------------------------------------------------------------------------

TELEPHONE - 2.47%

Cable & Wireless Communications PLC (United Kingdom),
 Yankee Notes, 6.75%, 03/06/08                             750,000     767,655
------------------------------------------------------------------------------
ESAT Telecom Group PLC (Ireland), Sr. Yankee Notes,
 12.50%, 02/01/07(d)                                       470,000     312,550
------------------------------------------------------------------------------
NTL Inc., Sr. Notes, 11.50%, 10/01/08
 (Acquired 10/26/98; Cost $440,000)(b)                     440,000     481,800
------------------------------------------------------------------------------
SBC Communications, Inc., Deb., 7.375%, 07/15/43           750,000     818,415
------------------------------------------------------------------------------
                                                                     2,380,420
------------------------------------------------------------------------------

TEXTILES (APPAREL) - 0.74%

Fruit of the Loom, Notes, 6.50%, 11/15/03                  750,000     712,620
------------------------------------------------------------------------------

TRUCKERS - 0.41%

Travelcenters of America, Inc., Sr. Unsec. Gtd. Sub.
 Deb., 10.25%, 04/01/07                                    400,000     400,000
------------------------------------------------------------------------------

TRUCKS & PARTS - 0.12%

Blue Bird Body Co., Series B Sr. Sub. Notes, 10.75%,
 11/15/06                                                  110,000     113,850
------------------------------------------------------------------------------

WASTE MANAGEMENT - 1.09%

WMX Technologies, Inc., Unsec. Notes,
 7.10%, 08/01/26                                         1,000,000   1,047,230
------------------------------------------------------------------------------
  Total U.S. Dollar Denominated
   Non-Convertible Bonds & Notes
   (Cost $65,650,575)                                               65,228,773
------------------------------------------------------------------------------

                                                       PRINCIPAL     MARKET
                                                       AMOUNT(a)      VALUE
U.S. DOLLAR DENOMINATED CONVERTIBLE
  BONDS & NOTES - 0.56%

SHIPPING - 0.56%

Hutchison Delta Finance (Cayman Islands), Conv.
 Unsec. Notes, 7.00%, 11/08/02
 (Cost $527,500)                                         $ 500,000 $   537,500
------------------------------------------------------------------------------
NON-U.S. DOLLAR DENOMINATED
 NON-CONVERTIBLE BONDS
 & NOTES - 12.32%(f)

CANADA - 6.11%

Bank of Montreal (Banks - Money Center), Sub. Deb.,
 7.92%, 07/31/12                                       CAD 850,000     643,722
------------------------------------------------------------------------------
Bell Mobility Cellular (Telecommunications -
 Cellular/Wireless), Deb., 6.55%, 06/02/08                 750,000     501,936
------------------------------------------------------------------------------
Canadian Oil Debco, Inc. (Oil & Gas-Exploration &
 Production), Deb.,
 11.00%, 10/31/00                                          450,000     320,000
------------------------------------------------------------------------------
Clearnet Communications, Inc. (Telecommunications -
  Cellular/Wireless),
 Sr. Disc. Notes, 11.75%, 08/13/07(d)                    1,500,000     590,686
------------------------------------------------------------------------------
 Sr. Disc. Notes, 10.40%, 05/15/08(d)                    1,600,000     556,863
------------------------------------------------------------------------------
Microcell Telecommunications, Inc.
 (Telecommunications - Cellular/Wireless), Sr.
 Disc. Notes, 11.125%, 10/15/07(d)                       1,000,000     361,111
------------------------------------------------------------------------------
NAV Canada (Services - Commercial & Consumer),
 Bonds, 7.40%, 06/01/27                                  1,000,000     800,771
------------------------------------------------------------------------------
Poco Petroleums Ltd. (Oil & Gas -
 Exploration & Production), Unsec. Deb., 6.60%,
 09/11/07                                                  750,000     480,863
------------------------------------------------------------------------------
Teleglobe Canada, Inc. (Telephone), Unsec. Deb.,
 8.35%, 06/20/03                                           850,000     621,039
------------------------------------------------------------------------------
Trans-Canada Pipelines (Natural Gas),
 Series Q Deb., 10.625%, 10/20/09                          500,000     450,412
------------------------------------------------------------------------------
 Unsec. Notes, 8.55%, 02/01/06                             280,000     213,365
------------------------------------------------------------------------------
Westcoast Energy, Inc. (Natural Gas), Deb., 6.45%,
 12/18/06                                                  500,000     346,085
------------------------------------------------------------------------------
                                                                     5,886,853
------------------------------------------------------------------------------

GERMANY - 2.83%

International Bank for Reconstruction & Development
 (Banks - Money Center), Unsec. Global Bonds,
 7.125%, 04/12/05(c)                                 DEM 1,000,000     711,987
------------------------------------------------------------------------------
LKB Global (Financial-Diversified), Gtd. Notes,
 6.00%, 01/25/06                                         3,000,000   2,016,627
------------------------------------------------------------------------------
                                                                     2,728,614
------------------------------------------------------------------------------

NEW ZEALAND - 1.57%

International Bank for Reconstruction & Development
 (Banks - Money Center),
 Sr. Unsub. Notes, 7.25%, 05/27/03                   NZD 2,200,000   1,211,399
------------------------------------------------------------------------------
 Sr. Unsec. Notes, 6.77%, 08/20/07(c)                    1,000,000     303,547
------------------------------------------------------------------------------
                                                                     1,514,946
------------------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND
                                    FS-156

                                                      PRINCIPAL     MARKET
                                                      AMOUNT(a)      VALUE

UNITED KINGDOM - 1.81%

International Bank for Reconstruction &
 Development (Banks - Money Center),
 Sr. Unsec. Notes, 6.875%, 07/14/00                   GBP 500,000  $  846,580
-----------------------------------------------------------------------------
Sutton Bridge Financial Ltd. (Financial -
 Diversified), Gtd. Eurobonds, 8.625%, 06/30/22
 (Acquired 05/29/97;
 Cost $733,650)(b)                                        450,000     901,279
-----------------------------------------------------------------------------
                                                                    1,747,859
-----------------------------------------------------------------------------
  Total Non-U.S. Dollar Denominated
   Non- Convertible Bonds & Notes
   (Cost $12,210,409)                                              11,878,272
-----------------------------------------------------------------------------

NON-U.S. DOLLAR DENOMINATED CONVERTIBLE BONDS &
 NOTES - 1.09%(f)

GERMANY - 0.64%

Daimler-Benz A.G. (Automobiles), Conv. Gtd. Unsub.
 Eurobonds, 4.125%, 07/05/03                          DEM 570,000     619,119
-----------------------------------------------------------------------------

UNITED KINGDOM - 0.45%

COLT Telecom Group PLC (Telephone), Conv. Notes,
 2.00%, 08/06/05                                      GBP 700,000     435,819
-----------------------------------------------------------------------------
  Total Non-U.S. Dollar Denominated Convertible
   Bonds & Notes
   (Cost $833,353)                                                  1,054,938
-----------------------------------------------------------------------------
NON-U.S. DOLLAR DENOMINATED GOVERNMENT
 BONDS & NOTES - 10.67%(f)

BRITISH POUND STERLING - 3.22%

Federal National Mortgage Association, Sr. Unsec.
 Notes, 6.875%, 06/07/02                              GBP 450,000     795,215
-----------------------------------------------------------------------------
United Kingdom Treasury,
 Bonds, 8.00%, 12/07/00                                   400,000     702,549
-----------------------------------------------------------------------------
 Gtd. Notes, 7.00%, 11/06/01                              400,000     705,209
-----------------------------------------------------------------------------
 Bonds, 7.50%, 12/07/06                                   450,000     899,399
-----------------------------------------------------------------------------
                                                                    3,102,372
-----------------------------------------------------------------------------

CANADIAN DOLLARS - 2.81%

British Columbia Municipal Finance Authority,
 Bonds, 7.75%, 12/01/05                               CAD 500,000     374,441
-----------------------------------------------------------------------------
Canadian Government, Bonds,
 6.625%, 10/03/07                                         500,000     270,179
-----------------------------------------------------------------------------
Ontario Province, Sr. Unsec. Unsub. Global Bonds,
 8.00%, 03/11/03                                          750,000     545,666
-----------------------------------------------------------------------------
Province of Ontario, Deb., 11.125%, 02/14/01              500,000     913,595
-----------------------------------------------------------------------------
Province of Ontario, Unsec. Unsub. Notes, 6.25%,
 12/03/08                                               1,000,000     517,059
-----------------------------------------------------------------------------
Quebec (Province of), Deb., 9.375%, 01/16/23              100,000      91,871
-----------------------------------------------------------------------------
                                                                    2,712,811
-----------------------------------------------------------------------------

GERMAN DEUTSCHE MARKS - 0.74%

Bundesrepublic Deutschland, Bonds,
 6.875%, 05/12/05                                   DEM 1,000,000     708,431
-----------------------------------------------------------------------------

                                                   PRINCIPAL     MARKET
                                                   AMOUNT(a)      VALUE

NEW ZEALAND DOLLARS - 1.14%

Federal National Mortgage Association, Notes,
 7.25%, 06/20/02                                 NZD 1,250,000 $   682,650
------------------------------------------------------------------------------
New Zealand Government, Bonds,
 8.00%, 02/15/01                                       750,000     416,233
------------------------------------------------------------------------------
                                                                 1,098,883
------------------------------------------------------------------------------

SWEDISH KRONAS - 2.76%

Swedish Government,
 Bonds, 6.00%, 02/09/05                          SEK 6,000,000     821,959
------------------------------------------------------------------------------
 Bonds, 6.50%, 10/25/06                              6,000,000     860,313
------------------------------------------------------------------------------
 Bonds, 5.00%, 01/28/09                              7,500,000     983,492
------------------------------------------------------------------------------
                                                                 2,665,764
------------------------------------------------------------------------------
  Total Non-U.S. Dollar Denominated Government
   Bonds & Notes
   (Cost $10,155,523)                                           10,288,261
------------------------------------------------------------------------------

                                                         SHARES
DOMESTIC COMMON STOCK - 0.02%

TELECOMMUNICATIONS (CELLULAR/WIRELESS) -  0.02%

Nextel Communications, Inc. - Class A(g)
 (Cost $12,000)                                            743      17,553
------------------------------------------------------------------------------
DOMESTIC CONVERTIBLE PREFERRED STOCKS - 1.40%

BANKS (REGIONAL) - 0.52%

Westpac Banking Corp. STRYPES Trust - $3.135
 Conv. Pfd.                                             16,000     505,000
------------------------------------------------------------------------------

INSURANCE (LIFE/HEALTH) - 0.88%

Conseco Inc. - $4.278 Conv. PRIDES                       8,000     844,000
------------------------------------------------------------------------------
  Total Domestic Convertible Preferred Stocks
   (Cost $990,600)                                               1,349,000
------------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY INTERESTS - 0.41%

BANKS (MAJOR REGIONAL) - 0.36%

Societe Generale (France)                                2,150     348,108
------------------------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE) -  0.00%

Knology Holdings, Inc., expiring 10/15/07
 (Acquired 03/12/98; Cost $0)(b)(h)                      1,000       2,250
------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 0.00%

Electronic Retailing Systems International,
 expiring 02/01/04(h)                                      590       2,950
------------------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) -  0.00%

MVE, Inc., expiring 02/15/02(h)                            190       1,900
------------------------------------------------------------------------------

METAL FABRICATORS - 0.00%

Gulf States Steel, Inc., expiring 04/15/03(h)              230           2
------------------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND
                                    FS-157

                                                                      MARKET
                                                           SHARES      VALUE
PERSONAL CARE - 0.00%

IHF Capital Inc., Series I, expiring 11/14/99(h)                150 $        75
-------------------------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 0.01%

Clearnet Communications Inc. (Canada), expiring
 09/15/05(h)                                                    891       6,237
-------------------------------------------------------------------------------
Loral Space & Communications Ltd., expiring 01/15/07(h)         580       6,235
-------------------------------------------------------------------------------
                                                                         12,472
-------------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 0.00%

Versatel, expiring 01/15/07(h)                                  250       2,531
-------------------------------------------------------------------------------

TELEPHONE - 0.04%

ESAT Holdings Ltd., expiring 02/01/07(h)                        470      33,017
-------------------------------------------------------------------------------
  Total Foreign Stocks & Other Equity Interest (Cost
   $279,886)                                                            403,305
-------------------------------------------------------------------------------
                                                         PRINCIPAL
                                                         AMOUNT(a)
U.S. TREASURY SECURITIES - 1.42%

5.625%, 05/15/08                                         $  300,000 $   319,872
-------------------------------------------------------------------------------
5.50%, 08/15/28                                           1,000,000   1,046,970
-------------------------------------------------------------------------------
  Total U.S. Treasury Securities
   (Cost $1,378,625)                                                  1,366,842
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 2.39%(i)

Goldman Sachs & Co., 4.40%, 01/04/99(j)
 (Cost $2,305,989)                                        2,305,989   2,305,989
-------------------------------------------------------------------------------
TOTAL INVESTMENTS - 97.91%                                           94,430,433
-------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 2.09%                                 2,014,920
-------------------------------------------------------------------------------
NET ASSETS - 100.00%                                                $96,445,353
===============================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Principal amount is in U.S. Dollars, except as indicated by note (e).
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The aggregate market value of these securities at 12/31/98 was $4,378,259 which represents 4.54% of the Fund's net assets.
(c) Zero coupon bond issued at a discount. The interest rate shown represents the rate of original issue discount.
(d) Step bond issued at a discount. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(e) Defaulted security. Currently, the issuer is partially in default with respect to interest payments.
(f) Foreign denominated security. Par value and coupon rate are denominated in currency of country indicated.
(g) Non-income producing security.
(h) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(i) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the Notes to Schedule of Investments - (Continued) sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(j) Joint repurchase agreement entered into 12/31/98 with a maturing value of $700,342,222. Collateralized by $646,494,000 U.S. Government obligations, 0% to 11.75% due 02/15/99 to 04/15/28 with an aggregate market value at 12/31/98 of $714,694,897.

Abbreviations:

CAD     - Canadian Dollar
Conv.   - Convertible
Deb.    - Debentures
DEM     - German Deutsche Mark
Disc.   - Discounted
GBP     - British Pound Sterling
Gtd.    - Guaranteed
NZD     - New Zealand Dollar
Pfd.    - Preferred
PRIDES  - Preferred Redeemable Increased Dividend Equity Security
Sec.    - Secured
SEK     - Swedish Krona
Sr.     - Senior
STRYPES - Structured Yield Product Exchangeable for Stock
Sub.    - Subordinated
Unsec.  - Unsecured

See Notes to Financial Statements.

                       AIM V.I. DIVERSIFIED INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1998

ASSETS:

Investments, at market value  (cost $94,344,460)          $94,430,433
---------------------------------------------------------------------
Foreign currencies, at value (cost $142,597)                  144,120
---------------------------------------------------------------------
Receivables for:
 Forward currency contracts                                   206,490
---------------------------------------------------------------------
 Capital stock sold                                            53,293
---------------------------------------------------------------------
 Dividends and interest                                     1,847,543
---------------------------------------------------------------------
Investment for deferred compensation plan                      22,013
---------------------------------------------------------------------
Other assets                                                      452
---------------------------------------------------------------------
  Total assets                                             96,704,344
---------------------------------------------------------------------

LIABILITIES:

Payables for:
 Capital stock reacquired                                      86,236
---------------------------------------------------------------------
 Deferred compensation plan                                    22,013
---------------------------------------------------------------------
Forward currency contracts                                     70,412
---------------------------------------------------------------------
Accrued advisory fees                                          49,252
---------------------------------------------------------------------
Accrued directors' fees                                           183
---------------------------------------------------------------------
Accrued operating expenses                                     30,895
---------------------------------------------------------------------
  Total liabilities                                           258,991
---------------------------------------------------------------------
Net assets applicable to shares outstanding               $96,445,353
---------------------------------------------------------------------

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

 Authorized                                               250,000,000
---------------------------------------------------------------------
 Outstanding                                                8,818,969
---------------------------------------------------------------------
Net asset value, offering and redemption price per share  $     10.94
=====================================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 1998

INVESTMENT INCOME:

Interest                                                           $ 7,419,812
-------------------------------------------------------------------------------
Dividends                                                               81,920
-------------------------------------------------------------------------------
  Total investment income                                            7,501,732
-------------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                          580,119
-------------------------------------------------------------------------------
Administrative services fees                                            47,472
-------------------------------------------------------------------------------
Custodian fees                                                          37,018
-------------------------------------------------------------------------------
Directors' fees and expenses                                             8,887
-------------------------------------------------------------------------------
Other                                                                   67,596
-------------------------------------------------------------------------------
  Total expenses                                                       741,092
-------------------------------------------------------------------------------
Less: Expenses paid directly                                              (615)
-------------------------------------------------------------------------------
  Net expenses                                                         740,477
-------------------------------------------------------------------------------
Net investment income                                                6,761,255
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES,
 FOREIGN CURRENCIES AND FORWARD CURRENCY CONTRACTS:

Net realized gain (loss) from:

  Investment securities                                             (1,271,441)
-------------------------------------------------------------------------------
  Foreign currencies                                                   (10,161)
-------------------------------------------------------------------------------
  Forward currency contracts                                           396,825
-------------------------------------------------------------------------------
                                                                      (884,777)
-------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of:

  Investment securities                                             (2,232,376)
-------------------------------------------------------------------------------
  Foreign currencies                                                    19,348
-------------------------------------------------------------------------------
  Forward currency contracts                                          (373,121)
-------------------------------------------------------------------------------
                                                                    (2,586,149)
-------------------------------------------------------------------------------
  Net gain (loss) on investment securities, foreign currencies and
   forward currency contracts                                       (3,470,926)
-------------------------------------------------------------------------------
Net increase in net assets resulting from operations               $ 3,290,329
===============================================================================

See Notes to Financial Statements.

                        AIM V.I. DIVERSIFIED INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1998 and 1997

                                                       1998         1997
                                                    -----------  -----------
OPERATIONS:

 Net investment income                              $ 6,761,255  $ 5,150,458
-----------------------------------------------------------------------------
 Net realized gain (loss) from investment
  securities, foreign currencies and forward
  currency contracts                                   (884,777)   1,075,468
-----------------------------------------------------------------------------
 Net unrealized appreciation (depreciation) of
  investment securities, foreign currencies and
  forward currency contracts                         (2,586,149)     695,704
-----------------------------------------------------------------------------
    Net increase in net assets resulting from
     operations                                       3,290,329    6,921,630
-----------------------------------------------------------------------------
Dividends to shareholders from net investment
 income                                              (4,724,444)     (77,788)
-----------------------------------------------------------------------------
Distributions to shareholders from net realized
 gains                                               (1,507,363)          --
-----------------------------------------------------------------------------
Net increase from capital stock transactions         10,068,179   18,851,039
-----------------------------------------------------------------------------
    Net increase in net assets                        7,126,701   25,694,881
-----------------------------------------------------------------------------

NET ASSETS:

Beginning of year                                    89,318,652   63,623,771
-----------------------------------------------------------------------------
End of year                                         $96,445,353  $89,318,652
=============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)         $90,723,425  $80,655,246
-----------------------------------------------------------------------------
 Undistributed net investment income                  5,805,150    4,195,077
-----------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities, foreign currencies and
  forward currency contracts                           (311,599)   1,653,803
-----------------------------------------------------------------------------
 Unrealized appreciation of investment securities,
  foreign currencies and forward currency contracts     228,377    2,814,526
-----------------------------------------------------------------------------
                                                    $96,445,353  $89,318,652
=============================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 1998

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
 AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of fifteen portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Diversified Income Fund (the "Fund"). The Fund's investment objective is to seek to achieve a high level of current income. The Fund will seek to achieve its objective by investing primarily in a diversified portfolio of foreign and U.S. government and corporate debt securities, including lower rated high yield debt securities (commonly known as "junk bonds"). These high yield bonds may involve special risks in addition to the risks associated with investment in higher rated debt securities. High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade bonds. Also, the secondary market in which high yield bonds are traded may be less liquid than the market for higher grade bonds. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations--Debt obligations are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Investment securities for which prices are not provided by the pricing service and which are listed or traded on an exchange are valued at the last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, at the mean between the closing bid and asked prices on that day unless the Board of Directors, or persons designated by the Board of Directors, determines that the over-the-counter quotations more closely reflect the current market value of the security. Securities traded in the over-the-counter market, except (i) securities priced by the pricing service, (ii) securities for which representative exchange prices are available, and (iii) securities reported in the NASDAQ National Market System, are valued at the mean between representative last bid and asked prices obtained from

                       AIM V.I. DIVERSIFIED INCOME FUND
   an electronic quotation reporting system, if such prices are available, or from established market makers. Each security reported in the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Securities for which market quotations are either not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Fund's officers in accordance with methods which are specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities as well as corporate bonds and U.S. Government securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Foreign Currency Translation - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
C. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a currency contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock-in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

Outstanding forward currency contracts at December 31, 1998 were as follows:

                           CONTRACT TO                          UNREALIZED
SETTLEMENT           -------------------------                 APPRECIATION
  DATE                DELIVER       RECEIVE        VALUE      (DEPRECIATION)
----------           ----------   -----------   -----------   --------------
02/04/99      CAD     5,000,000   $ 3,281,529   $ 3,267,875      $ 13,654
01/15/99      DEM     2,700,000     1,655,660     1,621,505        34,155
01/15/99      DEM       500,000       296,384       300,279        (3,895)
02/26/99      DEM     3,800,000     2,238,850     2,286,929       (48,079)
01/14/99      GBP     1,250,000     2,107,175     2,074,708        32,467
02/26/99      GBP     2,000,000     3,298,740     3,307,651        (8,911)
01/13/99      NZD     1,900,000       989,425       998,952        (9,527)
02/04/99      NZD     2,500,000     1,329,050     1,314,275        14,775
02/26/99      NZD     1,800,000       959,310       946,223        13,087
01/29/99      SEK    20,500,000     2,626,353     2,528,001        98,352
                                  -----------   -----------      --------
                                  $18,782,476   $18,646,398      $136,078
                                  ===========   ===========      ========

D. Securities Transactions, Investment Income and Distributions-Securities transactions are accounted for on a trade date basis. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. It is the policy of the Fund not to amortize premiums on bonds for financial reporting purposes. Realized gains or losses from securities transactions are recorded on the identified cost basis. On December 31, 1998 undistributed net investment income was decreased by $426,738 and undistributed net realized gains was increased by $426,738 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
E. Federal Income Taxes - For federal income tax purposes, each portfolio in the Company is taxed as a separate entity. It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund had capital loss carryforwards (which may be carried forward to offset future taxable capital gains, if any) of $299,947, which expires, if not previously utilized, through the year 2006. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.60% of the first $250 million of the Fund's average daily net assets, plus 0.55% of such Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services and other administrative services to the Fund. During the year ended December 31, 1998, AIM was reimbursed $47,472 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1998, the Fund incurred legal fees of $3,617 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - INDIRECT EXPENSES
 The Fund received reductions in custodian fees of $615 under an expense offset arrangement. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $615 during the year ended December 31, 1998.

NOTE 4 - DIRECTORS' FEES
 Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

                       AIM V.I. DIVERSIFIED INCOME FUND

NOTE 5 - INVESTMENT SECURITIES
 The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1998 was $55,546,371 and $46,737,685, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of December 31, 1998 is as follows:

Aggregate unrealized appreciation of investment securities    $ 4,188,413
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (4,102,440)
--------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $    85,973
==========================================================================

 Investments have the same cost for tax and financial statement purposes.

NOTE 6 - CAPITAL STOCK
 Changes in capital stock outstanding during the years ended December 31, 1998 and 1997 were as follows:

                                    1998                      1997
                           ------------------------  ------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ----------  ------------
Sold                        2,291,048  $ 26,553,679   2,860,755  $ 30,505,544
------------------------------------------------------------------------------
Issued as reinvestment of
 distributions                569,635     6,231,807       6,908        77,788
------------------------------------------------------------------------------
Reacquired                 (1,956,150)  (22,717,307) (1,114,698)  (11,732,293)
------------------------------------------------------------------------------
                              904,533  $ 10,068,179   1,752,965  $ 18,851,039
==============================================================================

NOTE 7 - FINANCIAL HIGHLIGHTS
 Shown below are the financial highlights for a share outstanding of the Fund during each of the years in the three-year period ended December 31, 1998, the eleven months ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                                    DECEMBER 31,                       JANUARY 31,
                           -------------------------------------     -------------------
                            1998        1997     1996     1995        1995        1994
                           -------     -------  -------  -------     -------     -------
Net asset value,
 beginning of period       $ 11.29     $ 10.33  $ 10.00  $  9.12     $ 10.46     $ 10.00
-----------------------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income       0.75        0.73     0.73     0.69        0.76        0.54
-----------------------------------------------------------------------------------------------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)               (0.35)       0.24     0.28     0.94       (1.42)       0.29
-----------------------------------------------------------------------------------------------
   Total from investment
    operations                0.40        0.97     1.01     1.63       (0.66)       0.83
-----------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net
   investment income         (0.57)      (0.01)   (0.68)   (0.75)      (0.68)      (0.35)
-----------------------------------------------------------------------------------------------
  Distributions from net
   realized capital gains    (0.18)         --       --       --          --       (0.02)
-----------------------------------------------------------------------------------------------
   Total distributions       (0.75)      (0.01)   (0.68)   (0.75)      (0.68)      (0.37)
-----------------------------------------------------------------------------------------------
Net asset value, end of
 period                    $ 10.94     $ 11.29  $ 10.33  $ 10.00     $  9.12     $ 10.46
===============================================================================================
Total return(a)               3.58%       9.39%   10.19%   18.11%      (6.35)%      8.33%
===============================================================================================
Ratios/supplemental data:
Net assets, end of period
 (000s omitted)            $96,445     $89,319  $63,624  $44,630     $25,271     $14,530
===============================================================================================
Ratio of expenses to
 average net assets           0.77%(b)    0.80%    0.86%    0.88%(c)    0.91%(d)    1.05%(c)(d)
===============================================================================================
Ratio of net investment
 income to average net
 assets                       6.99%(b)    6.90%    7.09%    7.65%(c)    8.07%(e)    6.78%(c)(e)
===============================================================================================
Portfolio turnover rate         50%         52%      76%      72%        100%         57%
===============================================================================================

(a) Total returns are not annualized for periods less than one year.
(b) Ratios are based on average net assets of $96,686,554.
(c) Annualized.
(d) After fee waivers and/or expense reimbursement. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.03% and 1.69% (annualized) for January 31, 1995 and 1994, respectively.
(e) After fee waivers and/or expense reimbursement. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 7.95% and 6.14% (annualized) for January 31, 1995 and 1994, respectively.

                       AIM V.I. DIVERSIFIED INCOME FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Global Utilities Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, the eleven month period ended December 31, 1995, and the period May 2, 1994 (commencement of operations) through January 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Global Utilities Fund, as of December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, the eleven month period ended December 31, 1995, and the period May 2, 1994 (commencement of operations) through January 31, 1995 in conformity with generally accepted accounting principles.


                                 /s/ TAIT, WELLER & BAKER
                                 --------------------------------
                                 TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 3, 1999



                         AIM V.I. GLOBAL UTILITIES FUND

SCHEDULE OF INVESTMENTS

December 31, 1998

                                                     MARKET
                                         SHARES       VALUE
DOMESTIC COMMON STOCKS - 48.82%

BROADCASTING (TELEVISION, RADIO & CABLE) - 0.54%

Univision Communications, Inc.(a)            4,200 $   151,987
------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 2.97%

ANTEC Corp.(a)                               4,000      80,500
------------------------------------------------------------------
Carrier Access Corp.(a)                      4,300     148,081
------------------------------------------------------------------
Lucent Technologies, Inc.                    4,500     495,000
------------------------------------------------------------------
Tellabs, Inc.(a)                             1,600     109,700
------------------------------------------------------------------
                                                       833,281
------------------------------------------------------------------

ELECTRIC COMPANIES - 17.65%

Allegheny Energy, Inc.                       7,300     251,850
------------------------------------------------------------------
BEC Energy                                   3,400     140,038
------------------------------------------------------------------
Carolina Power & Light Co.                   4,400     207,075
------------------------------------------------------------------
Cinergy Corp.                                5,100     175,313
------------------------------------------------------------------
CMS Energy Corp.                             1,600      77,500
------------------------------------------------------------------
DQE, Inc.                                    7,000     307,562
------------------------------------------------------------------
Edison International                        12,000     334,500
------------------------------------------------------------------
Energy East Corp.                            6,000     339,000
------------------------------------------------------------------
FPL Group, Inc.                              5,600     345,100
------------------------------------------------------------------
IPALCO Enterprises, Inc.                     2,000     110,625
------------------------------------------------------------------
New Century Energies, Inc.                   4,500     219,375
------------------------------------------------------------------
Niagara Mohawk Power Corp.(a)               14,800     238,650
------------------------------------------------------------------
NIPSCO Industries, Inc.                     11,600     353,075
------------------------------------------------------------------
Pinnacle West Capital Corp.                 10,800     457,650
------------------------------------------------------------------
Public Service Co. of New Mexico             9,800     200,287
------------------------------------------------------------------
Sierra Pacific Resources                     3,700     140,600
------------------------------------------------------------------
Southern Co.                                11,600     337,125
------------------------------------------------------------------
Teco Energy, Inc.                           12,300     346,706
------------------------------------------------------------------
Texas Utilities Co.                          5,240     244,643
------------------------------------------------------------------
Unicom Corp.                                 3,400     131,113
------------------------------------------------------------------
                                                     4,957,787
------------------------------------------------------------------

ELECTRONICS (INSTRUMENTATION) - 0.43%

Quanta Services, Inc.(a)                     5,500     121,344
------------------------------------------------------------------

MANUFACTURING (SPECIALIZED) - 1.38%

Superior TeleCom, Inc.                       5,325     251,606
------------------------------------------------------------------
USEC, Inc.                                   9,800     135,975
------------------------------------------------------------------
                                                       387,581
------------------------------------------------------------------

                                                              MARKET
                                                   SHARES      VALUE
NATURAL GAS - 4.09%

Columbia Energy Group                                 2,700 $   155,925
-----------------------------------------------------------------------
Energen Corp.                                         2,800      54,600
-----------------------------------------------------------------------
Enron Corp.                                           2,200     125,538
-----------------------------------------------------------------------
KN Energy, Inc.                                       4,600     167,325
-----------------------------------------------------------------------
Public Service Co. of North Carolina, Inc.            3,200      83,200
-----------------------------------------------------------------------
Williams Companies, Inc. (The)                       18,000     561,375
-----------------------------------------------------------------------
                                                              1,147,963
-----------------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT) - 1.07%

AES Corp.(a)                                          2,400     113,700
-----------------------------------------------------------------------
CalEnergy Co., Inc.(a)                                5,400     187,312
-----------------------------------------------------------------------
                                                                301,012
-----------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 1.33%

Alexandria Real Estate Equities, Inc.                 4,700     145,406
-----------------------------------------------------------------------
Boston Properties, Inc.                               4,300     131,150
-----------------------------------------------------------------------
Crescent Real Estate Equities, Co.                    2,300      52,900
-----------------------------------------------------------------------
Golf Trust of America, Inc.                           1,600      44,400
-----------------------------------------------------------------------
                                                                373,856
-----------------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 0.24%

Metzler Group, Inc.(a)                                1,400      68,162
-----------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 5.43%

AT&T Corp.                                            2,640     198,660
-----------------------------------------------------------------------
Global TeleSystems Group, Inc.(a)                     1,800     100,350
-----------------------------------------------------------------------
IXC Communications, Inc.(a)                           5,700     191,663
-----------------------------------------------------------------------
MCI WorldCom, Inc.(a)                                 8,887     637,642
-----------------------------------------------------------------------
Pacific Gateway Exchange, Inc.(a)                     3,200     153,800
-----------------------------------------------------------------------
WinStar Communications, Inc.(a)                       6,275     244,725
-----------------------------------------------------------------------
                                                              1,526,840
-----------------------------------------------------------------------

TELEPHONE - 13.69%

Ameritech Corp.                                      10,400     659,100
-----------------------------------------------------------------------
Bell Atlantic Corp.                                   3,600     204,525
-----------------------------------------------------------------------
BellSouth Corp.                                       9,800     488,775
-----------------------------------------------------------------------
Century Telephone Enterprises, Inc.                   6,800     459,000
-----------------------------------------------------------------------
Cincinnati Bell, Inc.                                13,300     502,906
-----------------------------------------------------------------------
GTE Corp.                                             3,200     215,800
-----------------------------------------------------------------------
McLeodUSA, Inc. - Class A(a)                          3,100      96,875
-----------------------------------------------------------------------
NEXTLINK Communications, Inc. - Class A(a)            1,100      31,213
-----------------------------------------------------------------------
Qwest Communications International, Inc.(a)           6,400     320,000
-----------------------------------------------------------------------
SBC Communications, Inc.                             13,200     707,850
-----------------------------------------------------------------------
US West, Inc.                                         2,500     161,563
-----------------------------------------------------------------------
                                                              3,847,607
-----------------------------------------------------------------------
  Total Domestic Common Stocks (Cost $8,478,351)             13,717,420
-----------------------------------------------------------------------

                         AIM V.I. GLOBAL UTILITIES FUND

                                                                 MARKET
                                                      SHARES      VALUE
DOMESTIC CONVERTIBLE PREFERRED STOCKS - 1.50%

NATURAL GAS - 1.26%

El Paso Energy Cap Trust, Inc. - $2.375 Conv. Pfd.       6,700 $   320,762
------------------------------------------------------------------------------
KN Energy, Inc. - $3.548 Conv. Pfd.                        900      33,807
------------------------------------------------------------------------------
                                                                   354,569
------------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 0.15%

WinStar Communications, Inc. - $3.50 Conv. Pfd.            900      41,400
------------------------------------------------------------------------------

TELEPHONE - 0.09%

NEXTLINK Communications, Inc. - $3.25 Conv. Pfd.(b)
 (Acquired 03/26/98; Cost $30,000)                         600      24,450
------------------------------------------------------------------------------
  Total Domestic Convertible Preferred Stocks (Cost
   $466,623)                                                       420,419
------------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
 INTERESTS - 23.44%

AUSTRALIA - 0.24%

Telstra Corp. Ltd. (Telephone)                          14,380      67,182
------------------------------------------------------------------------------

AUSTRIA - 0.53%

Oesterreichische Elektrizitaetswirtschafts A.G. -
  Class A (Electric Companies)                             970     148,277
------------------------------------------------------------------------------

BELGIUM - 0.62%

Electrabel S.A. (Electric Companies)                       400     174,820
------------------------------------------------------------------------------

BERMUDA - 0.45%

Global Crossing Ltd. (Telecommunications - Long
 Distance)(a)                                            2,800     126,351
------------------------------------------------------------------------------

CANADA - 1.84%

MetroNet Communications Corp. - Class B
 (Telecommunications)(a)                                 2,700      90,450
------------------------------------------------------------------------------
Teleglobe, Inc. (Telecommunications - Long
 Distance)                                               3,800     136,800
------------------------------------------------------------------------------
TELUS Corp. (Telecommunications - Cellular &
 Wireless)                                               8,500     180,555
------------------------------------------------------------------------------
Westcoast Energy Inc. (Natural Gas)                      5,500     109,313
------------------------------------------------------------------------------
                                                                   517,118
------------------------------------------------------------------------------

DENMARK - 0.60%

Tele Danmark A.S. - ADR (Telephone)                      2,500     169,688
------------------------------------------------------------------------------

FINLAND - 1.14%

Fortum Corp. (Electric Companies)(a)                     6,300      38,320
------------------------------------------------------------------------------
Nokia Oyj A.B. - Class A - ADR (Communications
 Equipment)                                              2,000     240,875
------------------------------------------------------------------------------
Sonera Group Oyj (Telecommunications -
 Cellular/Wireless)(a)(b)
 (Acquired 11/10/98; Cost $20,144)                       2,300      40,617
------------------------------------------------------------------------------
                                                                   319,812
------------------------------------------------------------------------------

                                                                   MARKET
                                                        SHARES      VALUE

FRANCE - 0.98%

France Telecom S.A. - ADR (Communications Equipment)       3,500 $   276,281
----------------------------------------------------------------------------

GERMANY - 1.00%

RWE A.G. (Electric Companies)                              2,425     132,790
----------------------------------------------------------------------------
Viag A.G. (Manufacturing - Diversified)                      250     146,574
----------------------------------------------------------------------------
                                                                     279,364
----------------------------------------------------------------------------

GREECE - 0.11%

Panafon Hellenic Telecom S.A. - GDR
 (Telecommunications - Cellular/Wireless)(a)(b)
 (Acquired 11/20/98; Cost $21,696)                         1,200      31,800
----------------------------------------------------------------------------

HUNGARY - 0.33%

Magyar Tavkozlesi - ADR (Telecommunications - Long
 Distance)                                                 3,100      92,419
----------------------------------------------------------------------------

ITALY - 4.40%

AEM S.p.A. (Electric Companies)(a)(b)
 (Acquired 07/17/98; Cost $52,035)                        55,000     131,950
----------------------------------------------------------------------------
Societa Nordelettrica S.p.A. (Electric Companies)         49,000     216,730
----------------------------------------------------------------------------
Telecom Italia Mobile S.p.A. (Telecommunications -
  Cellular/Wireless)                                      38,025     280,695
----------------------------------------------------------------------------
Telecom Italia S.p.A. (Telephone)                         71,277     608,099
----------------------------------------------------------------------------
                                                                   1,237,474
----------------------------------------------------------------------------

JAPAN - 0.42%

Nippon Telegraph & Telephone Corp.
 (Telecommunications - Long Distance)                         90      69,464
----------------------------------------------------------------------------
Nippon Telegraph & Telephone Corp. - ADR
 (Telecommunications - Long Distance)                      1,300      48,750
----------------------------------------------------------------------------
                                                                     118,214
----------------------------------------------------------------------------

NETHERLANDS - 0.61%

Equant N.V. (Computers - Networking)(a)                      900      61,032
----------------------------------------------------------------------------
Koninklijke KPN N.V. (Telecommunications - Long
 Distance)                                                     3         150
----------------------------------------------------------------------------
Royal PTT Nederland N.V. - ADR (Telephone)                    24       1,206
----------------------------------------------------------------------------
TNT Post Group N.V. (Air Freight)                            284       9,148
----------------------------------------------------------------------------
TNT Post Group N.V. - ADR (Air Freight)                    3,046      98,985
----------------------------------------------------------------------------
                                                                     170,521
----------------------------------------------------------------------------

PORTUGAL - 2.06%

Electricidade de Portugal, S.A. (Electric Companies)       2,900      63,906
----------------------------------------------------------------------------
Electricidade de Portugal, S.A. - ADR (Electric
 Companies)                                                4,000     178,250
----------------------------------------------------------------------------
Portugal Telecom S.A. - ADR (Telephone)                    5,700     254,363
----------------------------------------------------------------------------
Telecel-Comunicacaoes Pessoais, S.A.
 (Telecommunications - Cellular/Wireless)                    200      40,919
----------------------------------------------------------------------------
Telecel-Comunicacaoes Pessoais, S.A. - ADR
 (Telecommunications - Cellular/Wireless)                    200      40,884
----------------------------------------------------------------------------
                                                                     578,322
----------------------------------------------------------------------------

                         AIM V.I. GLOBAL UTILITIES FUND

                                                                     MARKET
                                                          SHARES      VALUE

SPAIN - 2.81%

Autopistas Concesionaria Espanola S.A. (Services -
  Commercial & Consumer)                                     3,900 $    64,784
------------------------------------------------------------------------------
Iberdrola S.A. (Electric Companies)                         21,000     392,447
------------------------------------------------------------------------------
Telefonica S.A. - ADR (Telephone)                            2,448     331,398
------------------------------------------------------------------------------
                                                                       788,629
------------------------------------------------------------------------------

SWITZERLAND - 0.75%

Swisscom A. G. (Telephone)(a)                                  500     209,364
------------------------------------------------------------------------------

UNITED KINGDOM - 4.55%

Hyder PLC (Water Utilities)                                  4,280      53,702
------------------------------------------------------------------------------
National Grid Group PLC (Electric Companies)                10,313      82,225
------------------------------------------------------------------------------
PowerGen PLC (Electric Companies)                           31,485     413,366
------------------------------------------------------------------------------
PowerGen PLC - ADR (Electric Companies)                      1,100      58,850
------------------------------------------------------------------------------
Scottish & Southern Energy PLC (Electric Companies)          9,706     109,203
------------------------------------------------------------------------------
Scottish Power PLC (Electric Companies)                     15,950     163,682
------------------------------------------------------------------------------
United Utilities PLC (Water Utilities)                      15,459     214,008
------------------------------------------------------------------------------
Yorkshire Water PLC (Water Utilities)                       20,174     184,399
------------------------------------------------------------------------------
                                                                     1,279,435
------------------------------------------------------------------------------
  Total Foreign Stocks & Other Equity Interests (Cost
   $4,201,239)                                                       6,585,071
------------------------------------------------------------------------------
                                                        PRINCIPAL
                                                          AMOUNT
DOMESTIC NON-CONVERTIBLE BONDS & NOTES - 9.99%

BROADCASTING (TELEVISION, RADIO & CABLE) - 0.92%

Comcast Cable Communications, Unsec. Unsub. Notes,
 6.20%, 11/15/08                                        $  150,000     152,997
------------------------------------------------------------------------------
Comcast Corp., Sr. Sub. Deb., 9.50%, 01/15/08              100,000     105,750
------------------------------------------------------------------------------
                                                                       258,747
------------------------------------------------------------------------------

CONSUMER FINANCE - 0.30%

GMAC, Notes, 9.00%, 10/15/02                                75,000      83,698
------------------------------------------------------------------------------

ELECTRIC COMPANIES - 2.28%

Commonwealth Edison Co., First Mortgage Notes, 7.50%,
 07/01/13                                                  130,000     146,998
------------------------------------------------------------------------------
El Paso Electric Co., Sec. First Mortgage Bonds
 Series D, 8.90%, 02/01/06                                  75,000      84,488
------------------------------------------------------------------------------
 Series E, 9.40%, 05/01/11                                 100,000     113,557
------------------------------------------------------------------------------
Niagara Mohawk Power Corp., Series G Sr. Unsec. Notes,
 7.75%, 10/01/08                                           100,000     109,310
------------------------------------------------------------------------------
Western Resources, Inc.
 Sr. Unsec. Notes, 6.25%, 08/15/03                          75,000      76,482
------------------------------------------------------------------------------
 Sr. Notes, 7.125%, 08/15/09                               100,000     108,860
------------------------------------------------------------------------------
                                                                       639,695
------------------------------------------------------------------------------

                                                      PRINCIPAL    MARKET
                                                        AMOUNT      VALUE

ENTERTAINMENT - 1.06%

Time Warner, Inc.
 Deb., 9.125%, 01/15/13                               $  175,000 $   220,082
----------------------------------------------------------------------------
 Unsec. Deb., 6.85%, 01/15/26                             75,000      78,903
----------------------------------------------------------------------------
                                                                     298,985
----------------------------------------------------------------------------

MANUFACTURING (SPECIALIZED) - 0.38%

California Energy Co., Notes, 10.25%, 01/15/04           100,000     105,620
----------------------------------------------------------------------------

NATURAL GAS - 1.73%

Dynegy Inc., Sr. Unsec. Deb., 7.125%, 05/15/18           100,000      98,671
----------------------------------------------------------------------------
Ferrellgas Partners, Series B Sr. Sec. Gtd. Notes,
 9.375%, 06/15/06                                         75,000      75,376
----------------------------------------------------------------------------
KN Energy, Inc., Unsec. Deb., 7.35%, 08/01/26            250,000     263,787
----------------------------------------------------------------------------
PanEnergy Corp., Notes, 7.875%, 08/15/04                  45,000      49,408
----------------------------------------------------------------------------
                                                                     487,242
----------------------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION) - 0.37%

Tennessee Gas Pipeline Co., Bonds,
 7.00%, 03/15/27                                         100,000     104,712
----------------------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT) - 1.41%

AES Corp.
 Sr. Sub. Notes, 10.25%, 07/15/06                         75,000      81,188
----------------------------------------------------------------------------
 Sr. Notes, 8.00%, 12/31/08                              100,000      99,671
----------------------------------------------------------------------------
Arizona Public Service Co., Deb., 8.00%, 12/30/15         75,000      86,266
----------------------------------------------------------------------------
Indiana Michigan Power, Sec. Lease Obligation Bonds,
 9.82%, 12/07/22                                          93,405     126,767
----------------------------------------------------------------------------
                                                                     393,892
----------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 1.54%

AT&T Corp., Sr. Notes, 7.75%, 03/01/07                   150,000     173,046
----------------------------------------------------------------------------
Sprint Capital Corp., Sr. Unsec. Notes, 6.875%,
 11/15/28                                                250,000     260,540
----------------------------------------------------------------------------
                                                                     433,586
----------------------------------------------------------------------------
  Total Domestic Non-Convertible Bonds & Notes (Cost
   $2,666,053)                                                     2,806,177
----------------------------------------------------------------------------

DOMESTIC CONVERTIBLE BONDS - 2.12%

COMPUTERS (HARDWARE) - 1.32%

Candescent Technology Corp., Conv. Sr. Sub.(b) Deb.,
 7.00%, 05/01/03 (Acquired 04/17/98-11/09/98; Cost
 $396,154)                                               412,000     370,800
----------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 0.80%

Global Telesystems Group, Sr. Sub. Notes, 8.75%,
 06/30/00                                                 80,000     225,400
----------------------------------------------------------------------------
  Total Domestic Convertible Bonds (Cost $539,616)                   596,200
----------------------------------------------------------------------------

                         AIM V.I. GLOBAL UTILITIES FUND

                                                     PRINCIPAL    MARKET
                                                       AMOUNT      VALUE

FOREIGN NON-CONVERTIBLE BONDS & NOTES -  1.91%(c)

CANADA - 1.91%

Bell Canada (Telecommunications -Cellular/Wireless)
 Unsec. Deb., 10.875%, 10/11/04                 CAD  $   50,000 $    41,386
---------------------------------------------------------------------------
 Series EW Deb., 8.80%, 08/17/05                         50,000      38,846
---------------------------------------------------------------------------
Canadian Oil Debco Inc.
 (Oil & Gas - Exploration & Production),
 Deb., 11.00%, 10/31/00                                 100,000      71,111
---------------------------------------------------------------------------
Ontario Hydro (Electric Companies),
 Sr. Unsec. Notes, 9.00%, 06/24/02                      200,000     147,456
---------------------------------------------------------------------------
Teleglobe Canada, Inc. (Telephone),
 Unsec. Deb., 8.35%, 06/20/03                           100,000      73,064
---------------------------------------------------------------------------
Trans-Canada Pipelines (Natural Gas)
 Unsec. Notes, 8.55%, 02/01/06                           70,000      53,341
---------------------------------------------------------------------------
 Series Q Deb., 10.625%, 10/20/09                       125,000     112,603
---------------------------------------------------------------------------
  Total Foreign Non-Convertible Bonds & Notes (Cost
   $554,253)                                                        537,807
---------------------------------------------------------------------------

FOREIGN CONVERTIBLE BONDS - 2.18%(c)

FRANCE - 0.41%

France Telecom (Telephone), Conv. Bonds,
 2.00%, 01/01/04                                FRF     603,520     114,856
---------------------------------------------------------------------------

UNITED KINGDOM - 1.77%

National Grid Co. PLC, (Electric Companies), Bonds,
 4.25%, 02/17/08                                GBP     240,000     498,569
---------------------------------------------------------------------------
  Total Foreign Convertible Bonds (Cost $504,277)                   613,425
---------------------------------------------------------------------------

U.S. TREASURY SECURITIES - 1.17%

U.S. TREASURY BONDS - 0.61%

7.625%, 02/15/25                                        130,000     171,000
---------------------------------------------------------------------------

U.S. TREASURY NOTES - 0.56%

6.625%, 06/30/01                                        150,000     157,114
---------------------------------------------------------------------------
  Total U.S. Treasury Securities (Cost $292,052)                    328,114
---------------------------------------------------------------------------

REPURCHASE AGREEMENT - 8.51%(d)

Goldman, Sachs & Co., 4.40%, 01/04/99
 (Cost $2,391,815)(e)                                 2,391,815   2,391,815
---------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 99.64%                             27,996,448
---------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 0.36%                               137,180
---------------------------------------------------------------------------
NET ASSETS - 100.00%                                            $28,133,628
===========================================================================


NOTES TO SCHEDULE OF INVESTMENTS:

(a) Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The market value of these securities at 12/31/98 was $599,617 which represented 2.13% of the Fund's net assets.
(c) Foreign denominated security. Par value and coupon are denominated in currency of country indicated.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreements. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into 12/31/98 with a maturing value of $700,342,222. Collateralized by $646,494,000 U.S. Government obligations, 0% to 11.75% due 02/15/99 to 04/15/28 with an aggregate market value at 12/31/98 at $714,694,897.

Abbreviations:
ADR    - American Depositary Receipt
CAD    - Canadian Dollars
Conv.  - Convertible
Deb.   - Debentures
FRF    - French Francs
GBP    - British Pound Sterling
GDR    - Global Depositary Receipt
Gtd.   - Guaranteed
Pfd.   - Preferred
Sec.   - Secured
Sr.    - Senior
Sub.   - Subordinated
Unsec. - Unsecured
Unsub. - Unsubordinated

See Notes to Financial Statements.

                        AIM V.I. GLOBAL UTILITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1998

ASSETS:

Investments, at market value (cost $20,094,279)           $27,996,448
---------------------------------------------------------------------
Foreign currencies, at value (cost $421)                          423
---------------------------------------------------------------------
Receivables for:
 Capital stock sold                                            35,150
---------------------------------------------------------------------
 Dividends and interest                                       124,164
---------------------------------------------------------------------
Investment for deferred compensation plan                      18,328
---------------------------------------------------------------------
  Total assets                                             28,174,513
---------------------------------------------------------------------

LIABILITIES:

Payables for:
 Capital stock reacquired                                         103
---------------------------------------------------------------------
 Deferred compensation plan                                    18,328
---------------------------------------------------------------------
Accrued advisory fees                                          14,982
---------------------------------------------------------------------
Accrued directors' fees                                           175
---------------------------------------------------------------------
Accrued operating expenses                                      7,297
---------------------------------------------------------------------
  Total liabilities                                            40,885
---------------------------------------------------------------------
Net assets applicable to shares outstanding               $28,133,628
---------------------------------------------------------------------

CAPITAL SHARES, $0.001 PAR VALUE PER SHARE:

 Authorized                                               250,000,000
---------------------------------------------------------------------
 Outstanding                                                1,620,177
---------------------------------------------------------------------
Net asset value, offering and redemption price per share       $17.36
=====================================================================


STATEMENT OF OPERATIONS

For the year ended December 31, 1998

INVESTMENT INCOME:

Dividends (net of $24,555 foreign withholding tax)              $  488,969
---------------------------------------------------------------------------
Interest                                                           396,662
---------------------------------------------------------------------------
 Total investment income                                           885,631
---------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                      161,488
---------------------------------------------------------------------------
Administrative services fees                                        46,855
---------------------------------------------------------------------------
Custodian fees                                                      22,823
---------------------------------------------------------------------------
Directors' fees and expenses                                         8,926
---------------------------------------------------------------------------
Professional fees                                                   20,541
---------------------------------------------------------------------------
Other                                                               14,694
---------------------------------------------------------------------------
 Total expenses                                                    275,327
---------------------------------------------------------------------------
Less: Expenses paid indirectly                                        (276)
---------------------------------------------------------------------------
 Net expenses                                                      275,051
---------------------------------------------------------------------------
Net investment income                                              610,580
---------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
 SECURITIES, FOREIGN CURRENCIES, FUTURES AND OPTION CONTRACTS:

Net realized gain (loss) from:
 Investment securities                                            (179,826)
---------------------------------------------------------------------------
 Foreign currencies                                                  8,019
---------------------------------------------------------------------------
 Futures contracts                                                 110,924
---------------------------------------------------------------------------
 Option contracts                                                      921
---------------------------------------------------------------------------
                                                                   (59,962)
---------------------------------------------------------------------------
Net unrealized appreciation of:
 Investment securities                                           3,278,067
---------------------------------------------------------------------------
 Foreign currencies                                                    587
---------------------------------------------------------------------------
                                                                 3,278,654
---------------------------------------------------------------------------
 Net gain on investment securities, foreign currencies, futures
  and option contracts                                           3,218,692
---------------------------------------------------------------------------
Net increase in net assets resulting from operations            $3,829,272
===========================================================================

See Notes to Financial Statements.

                         AIM V.I. GLOBAL UTILITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1998 and 1997

                                                          1998         1997
                                                       -----------  -----------
OPERATIONS:

 Net investment income                                 $   610,580  $   458,649
--------------------------------------------------------------------------------
 Net realized gain (loss) from investment securities,
  foreign currencies, futures and option contracts         (59,962)     176,145
--------------------------------------------------------------------------------
 Net unrealized appreciation of investment securities
  and foreign currencies                                 3,278,654    2,779,707
--------------------------------------------------------------------------------
  Net increase in net assets resulting from operations   3,829,272    3,414,501
--------------------------------------------------------------------------------
Dividends to shareholders from net investment income      (450,038)          --
--------------------------------------------------------------------------------
Distributions from net realized gains                     (187,121)      (6,795)
--------------------------------------------------------------------------------
Net increase from capital stock transactions             2,862,654    5,095,582
--------------------------------------------------------------------------------
  Net increase in net assets                             6,054,767    8,503,288
--------------------------------------------------------------------------------

NET ASSETS:

 Beginning of year                                      22,078,861   13,575,573
--------------------------------------------------------------------------------
 End of year                                           $28,133,628  $22,078,861
================================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)            $19,698,693  $16,836,039
--------------------------------------------------------------------------------
 Undistributed net investment income                       608,138      439,576
--------------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities, foreign currencies, futures
  and option contracts                                     (75,451)     179,652
--------------------------------------------------------------------------------
 Unrealized appreciation of investment securities,
  foreign currencies and option contracts                7,902,248    4,623,594
--------------------------------------------------------------------------------
                                                       $28,133,628  $22,078,861
================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 1998

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of fifteen portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Global Utilities Fund (the "Fund"). The Fund's investment objective is to achieve a high level of current income, and as a secondary objective the Fund seeks to achieve capital appreciation, by investing primarily in the common and preferred stocks of public utility companies (either domestic or foreign). Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or, absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having

                        AIM V.I. GLOBAL UTILITIES FUND

   60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains or losses from securities transactions are recorded on the identified cost basis. On December 31, 1998, undistributed net realized gain (loss) was decreased and undistributed net investment income was increased by $8,020 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund had capital loss carryforwards (which may be carried forward to offset future taxable capital gains, if any) of $50,716, which expires, if not previously utilized, through the year 2006. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.
D. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred.
   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.
E. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock-in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
G. Covered Call Options - The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
   A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
H. Put options - The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the options' underlying instrument at a fixed strike price. In return for this right, a Fund pays an option premium. The option's underlying instrument may be a security, or a futures contract. Put options may be used by a Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a

                        AIM V.I. GLOBAL UTILITIES FUND
   portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services and other administrative services to the Fund. During the year ended December 31, 1998, AIM was reimbursed $46,855 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1998, the Fund incurred legal fees of $3,476 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - INDIRECT EXPENSES
The Fund received reductions in custodian fees of $276 under an expense offset arrangement. The effect of this arrangement resulted in a reduction of the Fund's total expenses of $276 during the year ended December 31, 1998.

NOTE 4 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1998 was $10,839,264 and $6,928,632, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of December 31, 1998 is as follows:

Aggregate unrealized appreciation of investment securities    $8,036,931
-------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities    (134,773)
-------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $7,902,158
=========================================================================

 Cost of investments for tax purposes is $20,094,290.

NOTE 6 - CAPITAL STOCK
Changes in capital stock outstanding during the years ended December 31, 1998 and 1997 were as follows:

                                  1998                   1997
                           --------------------  ---------------------
                            SHARES     AMOUNT     SHARES     AMOUNT
                           --------  ----------  --------  -----------
Sold                        516,028  $8,375,181   505,614  $ 6,971,987
-----------------------------------------------------------------------
Issued as reinvestment of
 distributions               37,858     637,159       459        6,795
-----------------------------------------------------------------------
Reacquired                 (380,439) (6,149,686) (140,799)  (1,883,200)
-----------------------------------------------------------------------
                            173,447  $2,862,654   365,274  $ 5,095,582
=======================================================================

NOTE 7 - OPTION CONTRACTS WRITTEN
Transactions in call options written during the year ended December 31, 1998 are summarized as follows:

                      OPTION CONTRACTS
                     ------------------
                     NUMBER OF PREMIUMS
                     CONTRACTS RECEIVED
                     ----------------
Beginning of period        --   $  --
---------------------------------------
Written                14,000     921
---------------------------------------
Closed                (14,000)   (921)
---------------------------------------
Expired                    --      --
---------------------------------------
End of period              --   $  --
=======================================

                        AIM V.I. GLOBAL UTILITIES FUND

NOTE 8 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during each of the years in the three-year period ended December 31, 1998, the eleven months ended December 31, 1995 and the period May 2, 1994 (date operations commenced) through January 31, 1995.

                                  DECEMBER 31,
                         ---------------------------------------        JANUARY 31,
                          1998        1997     1996        1995            1995
                         -------     -------  -------     ------        -----------
Net asset value,
 beginning of period     $ 15.26     $ 12.55   $11.64      $9.69          $10.00
---------------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income     0.35        0.32     0.40       0.29            0.27
---------------------------------------------------------------------------------------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)              2.15        2.40     0.99       1.98           (0.33)
---------------------------------------------------------------------------------------
  Total from investment
   operations               2.50        2.72     1.39       2.27           (0.06)
---------------------------------------------------------------------------------------
Less distributions:
  Dividends from net
   investment income       (0.28)         --    (0.41)     (0.31)          (0.25)
---------------------------------------------------------------------------------------
  Distributions from net
   realized gains          (0.12)      (0.01)   (0.07)     (0.01)             --
---------------------------------------------------------------------------------------
  Total distributions      (0.40)      (0.01)   (0.48)     (0.32)          (0.25)
---------------------------------------------------------------------------------------
Net asset value, end of
 period                  $ 17.36     $ 15.26   $12.55     $11.64          $ 9.69
=======================================================================================
Total return(a)            16.49%      21.63%   12.07%     23.73%          (0.56)%
=======================================================================================

Ratios/supplemental data:


Net assets, end of
 period (000s omitted)   $28,134     $22,079  $13,576     $8,394          $2,958
=======================================================================================
Ratio of expenses to
 average net assets         1.11%(b)    1.28%    1.40%(c)   1.47%(c)(d)     1.31%(d)(e)
=======================================================================================
Ratio of net investment
 income to average net
 assets                     2.46%(b)    2.81%    3.56%(c)   3.76%(c)(d)     4.39%(d)(e)
=======================================================================================
Portfolio turnover rate       32%         28%      47%        58%             69%
=======================================================================================

(a) Totals returns are not annualized for periods less than one year.
(b) Ratios are based on average net assets of $24,844,324.
(c) After fee waivers and/or expense reimbursements. Ratios of expenses and net investment income to average net assets prior to fee waivers and/or expense reimbursements were 1.55%, 3.42% for 1996 and 2.44% (annualized) and 2.79% (annualized) for 1995.
(d) Annualized.
(e) After fee waivers and/or expense reimbursements. Ratios of expenses and net investment income to average net assets prior to fee waivers and/or expense reimbursements were 2.80% (annualized) and 2.90% (annualized), respectively.
                        AIM V.I. GLOBAL UTILITIES FUND
                                     FS-172

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Government Securities Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Government Securities Fund, as of December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (commencement of operations) through January 31, 1994 in conformity with generally accepted accounting principles.

                                 /s/ TAIT, WELLER & BAKER
                                 --------------------------------
                                 TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 3, 1999

                      AIM V.I. GOVERNMENT SECURITIES FUND

SCHEDULE OF INVESTMENTS

December 31, 1998

                                                     PRINCIPAL    MARKET
                                                       AMOUNT      VALUE

U.S. GOVERNMENT AGENCY SECURITIES - 101.99%

FEDERAL FARM CREDIT BANK - 3.88%

Medium term notes
 5.96%, 07/14/03                                     $  200,000 $   206,830
---------------------------------------------------------------------------
 5.80%, 06/17/05                                      1,000,000   1,030,620
---------------------------------------------------------------------------
 6.22%, 06/17/08                                      1,000,000   1,020,460
---------------------------------------------------------------------------
                                                                  2,257,910
---------------------------------------------------------------------------

FEDERAL HOME LOAN BANK - 4.15%

Debentures
 8.375%, 10/25/99                                       150,000     154,281
---------------------------------------------------------------------------
 6.00%, 06/27/00                                        250,000     253,985
---------------------------------------------------------------------------
 5.97%, 12/11/00                                      1,000,000   1,019,900
---------------------------------------------------------------------------
 7.31%, 07/06/01                                        500,000     528,280
---------------------------------------------------------------------------
 8.17%, 12/16/04                                        400,000     459,712
---------------------------------------------------------------------------
                                                                  2,416,158
---------------------------------------------------------------------------

FEDERAL HOME LOAN MORTGAGE CORP. ("FHLMC") - 20.98%

Debentures
 6.13%, 08/19/99                                        150,000     151,287
---------------------------------------------------------------------------
Pass through certificates
 6.00%, 11/01/08 to 08/01/10                            692,788     699,280
---------------------------------------------------------------------------
 6.50%, 12/01/08 to 01/14/29                          8,612,043   8,695,795
---------------------------------------------------------------------------
 7.00%, 11/01/10 to 01/01/26                          1,316,740   1,350,198
---------------------------------------------------------------------------
 10.50%, 08/01/19                                       175,967     193,618
---------------------------------------------------------------------------
 8.50%, 08/01/24 to 12/01/26                          1,064,597   1,118,576
---------------------------------------------------------------------------
                                                                 12,208,754
---------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION ("FNMA") - 35.73%

Debentures
 4.696%, 06/02/99                                       500,000     499,600
---------------------------------------------------------------------------
 8.25%, 12/18/00                                        500,000     531,060
---------------------------------------------------------------------------
 7.50%, 02/01/02                                      1,350,000   1,445,756
---------------------------------------------------------------------------
 7.55%, 04/22/02                                        400,000     430,612
---------------------------------------------------------------------------
 8.50%, 02/01/05                                        500,000     516,845
---------------------------------------------------------------------------
 5.75%, 06/15/05                                        500,000     513,945
---------------------------------------------------------------------------
Medium term notes
 7.375%, 03/28/05                                       300,000     333,747
---------------------------------------------------------------------------
Pass through certificates
 7.50%, 11/01/09 to 07/01/27                          2,444,502   2,519,349
---------------------------------------------------------------------------
 7.00%, 07/01/11 to 01/01/28                          4,745,887   4,860,237
---------------------------------------------------------------------------
 6.50%, 10/01/10 to 06/01/23(a)(b)                    1,446,854   1,470,115
---------------------------------------------------------------------------
 6.00%, 10/01/13 to 12/01/13                          2,981,962   2,992,190
---------------------------------------------------------------------------
 5.50%, 01/20/14(a)(b)                                4,000,000   3,954,261
---------------------------------------------------------------------------
 8.50%, 09/01/24                                        173,169     182,368
---------------------------------------------------------------------------

                                                     PRINCIPAL    MARKET
                                                       AMOUNT      VALUE

FEDERAL NATIONAL MORTGAGE ASSOCIATION ("FNMA") - CONTINUED

STRIPS(a)

 7.37%, 10/09/19                                     $1,800,000 $   538,218
---------------------------------------------------------------------------
                                                                 20,788,303
---------------------------------------------------------------------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ("GNMA") - 31.68%

Pass through certificates
 9.50%, 08/15/03 to 09/15/16                             52,981      57,265
---------------------------------------------------------------------------
 9.00%, 09/15/08 to 10/15/16                            121,713     130,650
---------------------------------------------------------------------------
 11.00%, 10/15/15                                        26,171      29,107
---------------------------------------------------------------------------
 10.50%, 09/15/17 to 11/15/19                            29,476      32,460
---------------------------------------------------------------------------
 10.00%, 06/15/19                                       939,580   1,027,665
---------------------------------------------------------------------------
 6.50%, 12/15/23                                        417,615     424,790
---------------------------------------------------------------------------
 8.00%, 10/15/25 to 07/15/26                          2,107,426   2,198,099
---------------------------------------------------------------------------
 7.50%, 05/15/27 to 08/15/28                          2,703,267   2,791,836
---------------------------------------------------------------------------
 7.00%, 04/15/28 to 06/15/28                          3,707,135   3,799,189
---------------------------------------------------------------------------
 6.00%, 01/21/29(a)(b)                                8,000,000   7,941,015
---------------------------------------------------------------------------
                                                                 18,432,076
---------------------------------------------------------------------------

PRIVATE EXPORT FUNDING COMPANY - 0.55%

Debentures
 7.30%, 01/31/02                                        300,000     318,633
---------------------------------------------------------------------------

STUDENT LOAN MARKETING ASSOCIATION - 1.39%

Debentures
 4.838%, 02/22/99                                       500,000     499,900
---------------------------------------------------------------------------
 5.55%, 12/15/99                                        150,000     151,125
---------------------------------------------------------------------------
 6.50%, 08/01/02                                        150,000     157,262
---------------------------------------------------------------------------
                                                                    808,287
---------------------------------------------------------------------------

TENNESSEE VALLEY AUTHORITY - 3.63%

Debentures
 6.375%, 06/15/05                                     2,000,000   2,114,460
---------------------------------------------------------------------------
  Total U.S. Government Agency Securities
   (Cost $58,447,599)                                            59,344,581
---------------------------------------------------------------------------

U.S. TREASURY SECURITIES - 20.37%

U.S. TREASURY NOTES & BONDS - 18.75%

 6.125%, 12/31/01                                       500,000     520,840
---------------------------------------------------------------------------
 6.00%, 07/31/02                                        300,000     313,026
---------------------------------------------------------------------------
 5.25%, 08/15/03                                      3,500,000   3,590,545
---------------------------------------------------------------------------
 5.50%, 02/15/08                                      1,000,000   1,059,290
---------------------------------------------------------------------------
 6.875%, 08/15/25                                       500,000     606,180
---------------------------------------------------------------------------
 6.125%, 11/15/27                                     1,500,000   1,679,850
---------------------------------------------------------------------------
 5.50%, 08/15/28                                      3,000,000   3,140,910
---------------------------------------------------------------------------
                                                                 10,910,641
---------------------------------------------------------------------------

                      AIM V.I. GOVERNMENT SECURITIES FUND

                                                     PRINCIPAL
                                                       AMOUNT   MARKET VALUE

U.S. TREASURY STRIPS(c) - 1.62%

 5.378%, 05/15/06                                    $  750,000 $    527,393
-----------------------------------------------------------------------------
 6.80%, 11/15/18                                      1,250,000      414,837
-----------------------------------------------------------------------------
                                                                     942,230
-----------------------------------------------------------------------------
  Total U.S. Treasury Securities
   (Cost $11,566,802)                                             11,852,871
-----------------------------------------------------------------------------

REPURCHASE AGREEMENT - 6.74%(d)

SBC Warburg Dillion Read , Inc., 4.75%,
 01/04/99(e)  (Cost $3,921,882)                       3,921,882    3,921,882
-----------------------------------------------------------------------------
TOTAL INVESTMENTS - 129.10%                                       75,119,334
-----------------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS - (29.10%)                         (16,934,653)
-----------------------------------------------------------------------------
NET ASSETS - 100.00%                                            $ 58,184,681
=============================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) At 12/31/98, cost of securities purchased on a when-issued basis totaled $15,929,375.
(b) These securities are subject to dollar roll transactions. See Note 1 of Notes to Financial Statements.
(c) STRIPS are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into 12/31/98 with a maturing value of $1,000,527,778. Collateralized by $2,207,068,000 U.S. Government
    obligations, 0% to 6.75%, due 06/30/99 to 11/15/21 with an aggregate market value at 12/31/98 of $1,020,001,079.

Abbreviation:
STRIPS - Separately Traded Registered Interest and Principal Security


See Notes to Financial Statements.

                      AIM V.I. GOVERNMENT SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1998


ASSETS:

Investments, at market value (cost $73,936,283)           $ 75,119,334
----------------------------------------------------------------------
Receivables for:
 Capital stock sold                                             37,061
----------------------------------------------------------------------
 Interest                                                      482,349
----------------------------------------------------------------------
Investment for deferred compensation plan                       21,587
----------------------------------------------------------------------
Other assets                                                     6,610
----------------------------------------------------------------------
  Total assets                                              75,666,941
----------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                      15,929,375
----------------------------------------------------------------------
 Capital stock reacquired                                    1,479,184
----------------------------------------------------------------------
 Deferred compensation plan                                     21,587
----------------------------------------------------------------------
Accrued advisory fees                                           24,918
----------------------------------------------------------------------
Accrued administrative services fees                             2,655
----------------------------------------------------------------------
Accrued operating expenses                                      24,541
----------------------------------------------------------------------
  Total liabilities                                         17,482,260
----------------------------------------------------------------------
Net assets applicable to shares outstanding               $ 58,184,681
======================================================================

CAPITAL SHARES, $0.001 PAR VALUE PER SHARE:

 Authorized                                                250,000,000
----------------------------------------------------------------------
 Outstanding                                                 5,205,570
----------------------------------------------------------------------
Net asset value, offering and redemption price per share        $11.18
======================================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 1998

INVESTMENT INCOME:

Interest                                                  $2,890,554
--------------------------------------------------------------------

EXPENSES:

Advisory fees                                                221,956
--------------------------------------------------------------------
Administrative services fees                                  43,129
--------------------------------------------------------------------
Custodian fees                                                20,817
--------------------------------------------------------------------
Directors' fees and expenses                                   8,172
--------------------------------------------------------------------
Interest expense                                              20,591
--------------------------------------------------------------------
Professional fees                                             27,641
--------------------------------------------------------------------
Other                                                         17,635
--------------------------------------------------------------------
  Total expenses                                             359,941
--------------------------------------------------------------------
Net investment income                                      2,530,613
--------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES:

Net realized gain from investment securities                 241,993
--------------------------------------------------------------------
Net unrealized appreciation of investment securities         445,919
--------------------------------------------------------------------
 Net gain on investment securities                           687,912
--------------------------------------------------------------------
Net increase in net assets resulting from operations      $3,218,525
====================================================================

See Notes to Financial Statements.

                      AIM V.I. GOVERNMENT SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1998 and 1997

                                                        1998         1997
                                                     -----------  -----------
OPERATIONS:

Net investment income                                $ 2,530,613  $ 1,620,458
------------------------------------------------------------------------------
Net realized gain (loss) from investment securities      241,993     (100,162)
------------------------------------------------------------------------------
Net unrealized appreciation of investment
 securities                                              445,919      728,502
------------------------------------------------------------------------------
    Net increase in net assets resulting from
     operations                                        3,218,525    2,248,798
------------------------------------------------------------------------------
Dividends from net investment income                  (1,611,964)     (15,600)
------------------------------------------------------------------------------
Net increase from capital stock transactions          22,778,324    7,040,082
------------------------------------------------------------------------------
    Net increase in net assets                        24,384,885    9,273,280
------------------------------------------------------------------------------

NET ASSETS:

 Beginning of year                                    33,799,796   24,526,516
------------------------------------------------------------------------------
 End of year                                         $58,184,681  $33,799,796
==============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)          $54,757,995  $31,984,676
------------------------------------------------------------------------------
 Undistributed net investment income                   2,488,745    1,585,397
------------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities                                 (245,110)    (507,409)
------------------------------------------------------------------------------
 Unrealized appreciation of investment securities      1,183,051      737,132
------------------------------------------------------------------------------
                                                     $58,184,681  $33,799,796
==============================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 1998

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
 AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of fifteen portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Government Securities Fund (the "Fund"). The Fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal by investing in debt securities issued, guaranteed or otherwise backed by the United States Government. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.

A. Security Valuations - Debt obligations that are issued or guaranteed by the U.S. Government, its agencies, authorities, and instrumentalities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate, maturity and seasoning differential. Securities for which market prices are not provided by the pricing service are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations are either not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.
B. Securities Transactions, Investment Income and Distributions-Securities transactions are accounted for on a trade date basis. The Fund may engage in dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage security held in the portfolio to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar

                      AIM V.I. GOVERNMENT SECURITIES FUND
   security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be reinvested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold.
   Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.
   Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Distributions to shareholders are recorded on the ex-dividend date. Realized gains or losses from securities transactions are recorded on the identified cost basis.
   On December 31, 1998, undistributed net realized gain (loss) was increased $20,306, undistributed net investment income was decreased $15,301 and paid in capital was decreased $5,005 as a result of permanent book/tax difference due to the differing book/tax treatment for principal paydown losses on mortgage back securities. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes - For federal income tax purposes, each portfolio in the Company is taxed as a separate entity. It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund had capital loss carryforwards (which may be carried forward to offset future taxable capital gains, if any) of $180,497, which expires, if not previously utilized, through the year 2004. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% of the first $250 million of the Fund's average daily net assets, plus 0.45% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services and other administrative services to the Fund. During the year ended December 31, 1998, AIM was reimbursed $43,129 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor of the Fund's shares.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1998, the Fund incurred legal fees of $3,499 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - DIRECTORS' FEES
 Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest a director's fees, if so elected by such director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - BORROWINGS
 Reverse repurchase agreements involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed-upon price and date. Proceeds from reverse repurchase agreements are treated as borrowings. The agreements are collateralized by the underlying securities and are carried at the amount at which the securities will subsequently be repurchased as specified in the agreements. The maximum amount outstanding during the year ended December 31, 1998 was $3,683,750 while borrowings averaged $940,485 per day with a weighted average interest rate of 2.19%. No borrowings existed at December 31, 1998.
 The Fund will limit its borrowings from banks, reverse repurchase agreements and dollar roll transactions to an aggregate of 33 1/3% of its total assets at the time of investment. The Fund will not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets.

NOTE 5 - INVESTMENT SECURITIES
 The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1998 was $55,684,558 and $33,064,108, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of December 31, 1998 is as follows:

Aggregate unrealized appreciation of investment securities    $1,245,286
-------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities    (126,848)
-------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $1,118,438
========================================================================-

 Cost of investments for tax purposes is $74,000,896.

NOTE 6 - CAPITAL STOCK
 Changes in capital stock outstanding during the years ended December 31, 1998 and 1997 were as follows:

                                    1998                    1997
                           -----------------------  ----------------------
                             SHARES      AMOUNT      SHARES      AMOUNT
                           ----------  -----------  ---------  -----------
Sold                        3,062,093  $34,224,621  1,272,288  $13,023,561
---------------------------------------------------------------------------
Issued as reinvestment of
 dividends                    144,183    1,611,964      1,468       15,600
---------------------------------------------------------------------------
Reacquired                 (1,168,506) (13,058,261)  (591,274)  (5,999,079)
---------------------------------------------------------------------------
                            2,037,770  $22,778,324    682,482  $ 7,040,082
===========================================================================

                      AIM V.I. GOVERNMENT SECURITIES FUND

NOTE 7 - FINANCIAL HIGHLIGHTS
 Shown below are the financial highlights for a share outstanding of the Fund during each of the years in the three-year period ended December 31, 1998, the eleven months ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                                    DECEMBER 31,                       JANUARY 31,
                           -------------------------------------     -------------------
                            1998        1997     1996     1995        1995        1994
                           -------     -------  -------  -------     -------     -------
Net asset value,
 beginning of period       $ 10.67     $  9.87  $ 10.17  $  9.39     $ 10.24     $ 10.00
-----------------------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income       0.63(a)     0.59     0.58     0.54        0.53        0.38
-----------------------------------------------------------------------------------------------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)                0.20        0.22    (0.35)    0.74       (0.88)       0.10
-----------------------------------------------------------------------------------------------
    Total from investment
     operations               0.83        0.81     0.23     1.28       (0.35)       0.48
-----------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net
   investment income         (0.32)      (0.01)   (0.53)   (0.50)      (0.50)      (0.24)
-----------------------------------------------------------------------------------------------
Net asset value, end of
 period                    $ 11.18     $ 10.67  $  9.87  $ 10.17     $  9.39     $ 10.24
===============================================================================================
Total return(b)               7.73%       8.16%    2.29%   13.84%      (3.42)%      4.78%
===============================================================================================

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period
 (000s omitted)            $58,185     $33,800  $24,527  $19,545     $12,887     $10,643
===============================================================================================
Ratio of expenses
 (exclusive of interest
 expense) to average net
 assets                       0.76%(c)    0.87%    0.91%    1.19%(d)    0.95%(e)    1.00%(d)(e)
===============================================================================================
Ratio of net investment
 income to average net
 assets                       5.70%(c)    5.85%    5.80%    5.78%(d)    5.51%(f)    4.74%(d)(f)
===============================================================================================
Portfolio turnover rate         78%         66%      32%      41%         29%          0%
===============================================================================================
Borrowings for the
 period:
Amount of debt
 outstanding at end of
 period (000s omitted)          --          --       --       --          --          --
===============================================================================================
Average amount of debt
 outstanding during the
 period (000s omitted)(g)  $   940          --       --       --          --          --
===============================================================================================
Average number of shares
 outstanding during the
 period (000s omitted)(g)    3,992          --       --       --          --          --
===============================================================================================
Average amount of debt
 per share during the
 period                    $0.2355          --       --       --          --          --
===============================================================================================

(a) Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year.
(c) Ratios are based on average net assets of $44,391,219.
(d) Annualized.
(e) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.10% and 1.80% (annualized) for January 1995 and 1994, respectively.
(f) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 5.35% and 3.94% (annualized) for January 1995 and 1994, respectively.
(g) Averages computed on a daily basis.

                      AIM V.I. GOVERNMENT SECURITIES FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Growth and Income Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, the eleven month period ended December 31, 1995 and the period May 2, 1994 (commencement of operations) through January 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Growth Fund and Income Fund, as of December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, the eleven month period ended December 31, 1995, and the period May 2, 1994 (commencement of operations) through January 31, 1995 in conformity with generally accepted accounting principles.

                                 /s/ TAIT, WELLER & BAKER
                                 --------------------------
                                 TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 3, 1999




                        AIM V.I. GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS

December 31, 1998

                                                         MARKET
                                             SHARES       VALUE
COMMON STOCKS - 80.72%

AUTOMOBILES - 1.00%

Ford Motor Co.                              215,000 $   12,617,812
------------------------------------------------------------------

BANKS (MONEY CENTER) - 2.36%

BankAmerica Corp.                           100,000      6,012,500
------------------------------------------------------------------
Chase Manhattan Corp. (The)                 350,000     23,821,875
------------------------------------------------------------------
                                                        29,834,375
------------------------------------------------------------------

BROADCASTING (RADIO, TELEVISION & CABLE) - 1.32%

Comcast Corp. - Class A                     175,000     10,270,313
------------------------------------------------------------------
Infinity Manhattan Corp. - Class A(a)       231,300      6,331,838
------------------------------------------------------------------
                                                        16,602,151
------------------------------------------------------------------

CHEMICALS (DIVERSIFIED) - 1.22%

Monsanto Co.                                325,000     15,437,500
------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 0.79%

Lucent Technologies, Inc.                    90,000      9,900,000
------------------------------------------------------------------

COMPUTERS (HARDWARE) - 3.78%

Compaq Computer Corp.(b)                    170,000      7,129,375
------------------------------------------------------------------
Dell Computer Corp.(a)                      200,000     14,637,500
------------------------------------------------------------------
Hewlett-Packard                             110,000      7,514,375
------------------------------------------------------------------
International Business Machines Corp.        65,000     12,008,750
------------------------------------------------------------------
Sun Microsystems, Inc.(a)                    75,000      6,421,875
------------------------------------------------------------------
                                                        47,711,875
------------------------------------------------------------------

COMPUTERS (NETWORKING) - 2.00%

Ascend Communications, Inc.(a)               80,000      5,260,000
------------------------------------------------------------------
Cisco Systems, Inc.(a)                      215,000     19,954,687
------------------------------------------------------------------
                                                        25,214,687
------------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES) - 5.01%

BMC Software, Inc.(a)                       225,000     10,026,562
------------------------------------------------------------------
Computer Sciences Corp.(a)                  100,000      6,443,750
------------------------------------------------------------------
Compuware Corp.(a)(b)                        60,000      4,687,500
------------------------------------------------------------------
HBO & Co.                                   200,000      5,737,500
------------------------------------------------------------------
Microsoft Corp.(a)                          210,000     29,124,375
------------------------------------------------------------------
Novell, Inc.(a)                             400,000      7,250,000
------------------------------------------------------------------
                                                        63,269,687
------------------------------------------------------------------

CONSUMER FINANCE - 0.97%

MBNA Corp.                                  219,100      5,463,824
------------------------------------------------------------------
Providian Financial Corp.                    90,000      6,750,000
------------------------------------------------------------------
                                                        12,213,824
------------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH) - 0.91%

Bergen Brunswig Corp. - Class A              83,000      2,894,625
------------------------------------------------------------------
Cardinal Health, Inc.                       112,500      8,535,937
------------------------------------------------------------------
                                                        11,430,562
------------------------------------------------------------------


                                                                  MARKET
                                                     SHARES       VALUE
ELECTRIC COMPANIES - 1.19%

Duke Power Co.                                       90,000 $    5,765,625
--------------------------------------------------------------------------
Edison International                                200,000      5,575,000
--------------------------------------------------------------------------
FPL Group, Inc.                                      60,000      3,697,500
--------------------------------------------------------------------------
                                                                15,038,125
--------------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 3.51%

AMP, Inc.                                           150,000      7,809,375
--------------------------------------------------------------------------
General Electric Co.                                310,600     31,700,613
--------------------------------------------------------------------------
Honeywell, Inc.                                      60,000      4,518,750
--------------------------------------------------------------------------
Philips Electronics N.V. - New York Shares -ADR
 (Netherlands)                                        3,800        257,213
--------------------------------------------------------------------------
                                                                44,285,951
--------------------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 0.66%

Intel Corp.                                          70,000      8,299,375
--------------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 7.64%

American Express Co.                                125,000     12,781,250
--------------------------------------------------------------------------
Associates First Capital Corp. -  Class A           150,000      6,356,250
--------------------------------------------------------------------------
Citigroup, Inc.                                     375,000     18,562,500
--------------------------------------------------------------------------
Fannie Mae                                          210,000     15,540,000
--------------------------------------------------------------------------
Freddie Mac                                         300,000     19,331,250
--------------------------------------------------------------------------
Morgan Stanley, Dean Witter, Discover & Co.         130,000      9,230,000
--------------------------------------------------------------------------
SunAmerica, Inc.                                    180,000     14,602,500
--------------------------------------------------------------------------
                                                                96,403,750
--------------------------------------------------------------------------

HEALTH CARE (DIVERSIFIED) - 4.10%

Abbott Laboratories                                  90,000      4,410,000
--------------------------------------------------------------------------
American Home Products Corp.                        100,000      5,631,250
--------------------------------------------------------------------------
Bristol-Myers Squibb Co.                            130,000     17,395,625
--------------------------------------------------------------------------
Johnson & Johnson                                    75,000      6,290,625
--------------------------------------------------------------------------
Warner-Lambert Co.                                  240,000     18,045,000
--------------------------------------------------------------------------
                                                                51,772,500
--------------------------------------------------------------------------

HEALTH CARE (DRUGS - MAJOR PHARMACEUTICALS) - 6.62%

Lilly (Eli) & Co.                                   160,000     14,220,000
--------------------------------------------------------------------------
Merck & Co., Inc.                                   130,000     19,199,375
--------------------------------------------------------------------------
Pfizer, Inc.                                        260,000     32,613,750
--------------------------------------------------------------------------
Pharmacia & Upjohn, Inc.                            310,000     17,553,750
--------------------------------------------------------------------------
                                                                83,586,875
--------------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 3.34%

Allegiance Corp.                                    100,000      4,662,500
--------------------------------------------------------------------------
Arterial Vascular Engineering, Inc.(a)              125,000      6,562,500
--------------------------------------------------------------------------
Baxter International, Inc.                           80,700      5,190,019
--------------------------------------------------------------------------
Becton, Dickinson & Co.                             120,000      5,122,500
--------------------------------------------------------------------------
Boston Scientific Corp.(a)                          266,500      7,145,531
--------------------------------------------------------------------------
Guidant Corp.                                        65,000      7,166,250
--------------------------------------------------------------------------
Medtronic, Inc.                                      85,000      6,311,250
--------------------------------------------------------------------------
                                                                42,160,550
--------------------------------------------------------------------------

                        AIM V.I. GROWTH AND INCOME FUND

                                                                   MARKET
                                                    SHARES         VALUE
HEALTH CARE (SPECIALIZED SERVICES) - 0.76%

Omnicare, Inc.                                       275,000 $    9,556,250
---------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES) - 2.01%

Colgate-Palmolive Co.                                125,000     11,609,375
---------------------------------------------------------------------------
Procter & Gamble Co. (The)                           150,000     13,696,875
---------------------------------------------------------------------------
                                                                 25,306,250
---------------------------------------------------------------------------

HOUSEWARES - 0.23%

Newell Co.                                            19,000        783,750
---------------------------------------------------------------------------
Rubbermaid, Inc.                                      65,000      2,043,438
---------------------------------------------------------------------------
                                                                  2,827,188
---------------------------------------------------------------------------

INSURANCE (MULTI-LINE) - 0.77%

American International Group, Inc.                   100,000      9,662,500
---------------------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY) - 0.38%

Allstate Corp. (The)                                 125,000      4,828,125
---------------------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE - 0.74%

Merrill Lynch & Co., Inc.                            140,000      9,345,000
---------------------------------------------------------------------------

INVESTMENT MANAGEMENT - 0.35%

Franklin Resources, Inc.                             140,000      4,480,000
---------------------------------------------------------------------------

LODGING-HOTELS - 0.90%

Carnival Corp. - Class A(b)                          237,000     11,376,000
---------------------------------------------------------------------------

MACHINERY (DIVERSIFIED) - 0.32%

Ingersoll-Rand Co.                                    86,300      4,050,706
---------------------------------------------------------------------------

MANUFACTURING (DIVERSIFIED) - 3.08%

Corning, Inc.                                        150,000      6,750,000
---------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                    340,000     25,648,750
---------------------------------------------------------------------------
United Technologies Corp.                             59,000      6,416,250
---------------------------------------------------------------------------
                                                                 38,815,000
---------------------------------------------------------------------------

MANUFACTURING (SPECIALIZED) - 0.28%

Diebold, Inc.                                        100,000      3,568,750
---------------------------------------------------------------------------

NATURAL GAS - 1.47%

El Paso Natural Gas Co.                              100,000      3,481,250
---------------------------------------------------------------------------
Enron Corp.                                          150,000      8,559,375
---------------------------------------------------------------------------
Williams Companies, Inc. (The)                       210,000      6,549,375
---------------------------------------------------------------------------
                                                                 18,590,000
---------------------------------------------------------------------------

OIL (INTERNATIONAL INTEGRATED) - 1.49%

Royal Dutch Petroleum Co. - New York Shares - ADR
 (Netherlands)                                       260,000     12,447,500
---------------------------------------------------------------------------
Texaco, Inc.                                         120,000      6,345,000
---------------------------------------------------------------------------
                                                                 18,792,500
---------------------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT) - 1.88%

Baker Hughes, Inc.                                   375,000      6,632,812
---------------------------------------------------------------------------
Halliburton Co.                                      342,500     10,146,563
---------------------------------------------------------------------------
Schlumberger Ltd.                                    150,000      6,918,750
---------------------------------------------------------------------------
                                                                 23,698,125
---------------------------------------------------------------------------

                                                         MARKET
                                          SHARES         VALUE
OIL & GAS (EXPLORATION & PRODUCTION) - 0.71%

Conoco, Inc.(a)                           430,000 $    8,976,250
----------------------------------------------------------------

PERSONAL CARE - 0.35%

Avon Products, Inc.                       100,000      4,425,000
----------------------------------------------------------------

PHOTOGRAPHY/IMAGING - 0.84%

Xerox Corp.                                90,000     10,620,000
----------------------------------------------------------------

PUBLISHING - 0.34%

Dow Jones & Co., Inc.                      90,000      4,331,250
----------------------------------------------------------------

RAILROADS - 0.39%

Kansas City Southern Industries, Inc.     100,000      4,918,750
----------------------------------------------------------------

RETAIL (BUILDING SUPPLIES) - 0.41%

Lowe's Companies, Inc.                    100,000      5,118,750
----------------------------------------------------------------

RETAIL (DEPARTMENT STORES) - 1.35%

Federated Department Stores, Inc.(a)      100,000      4,356,250
----------------------------------------------------------------
J.C. Penney Co., Inc.                     130,000      6,093,750
----------------------------------------------------------------
Saks, Inc.(a)                             210,000      6,628,125
----------------------------------------------------------------
                                                      17,078,125
----------------------------------------------------------------

RETAIL (DISCOUNTERS) - 0.35%

Family Dollar Stores, Inc.                200,000      4,400,000
----------------------------------------------------------------

RETAIL (DRUG STORES) - 0.53%

Walgreen Co.                              115,000      6,734,688
----------------------------------------------------------------

RETAIL (FOOD CHAINS) - 0.60%

Safeway, Inc.(a)                          125,000      7,617,188
----------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE) - 2.54%

Dayton Hudson Corp.                       215,000     11,663,750
----------------------------------------------------------------
Wal-Mart Stores, Inc.                     250,000     20,359,375
----------------------------------------------------------------
                                                      32,023,125
----------------------------------------------------------------

RETAIL (SPECIALTY) - 0.80%

Office Depot, Inc.(a)                     171,400      6,331,088
----------------------------------------------------------------
Staples, Inc.(a)                           85,091      3,717,411
----------------------------------------------------------------
                                                      10,048,499
----------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL) - 0.37%

TJX Companies, Inc.                       160,000      4,640,000
----------------------------------------------------------------

SAVINGS & LOAN COMPANIES - 0.45%

Washington Mutual, Inc.                   150,000      5,728,125
----------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 0.21%

Service Corp. International                70,000      2,664,375
----------------------------------------------------------------

SERVICES (DATA PROCESSING) - 0.62%

Equifax, Inc.                             100,000      3,418,750
----------------------------------------------------------------
Fiserv, Inc.(a)                            85,000      4,372,188
----------------------------------------------------------------
                                                       7,790,938
----------------------------------------------------------------

                        AIM V.I. GROWTH AND INCOME FUND

                                                                   MARKET
                                                     SHARES        VALUE

TELECOMMUNICATIONS (LONG DISTANCE) - 2.27%

MCI WorldCom, Inc.(a)                                400,000 $   28,700,000
---------------------------------------------------------------------------

TELEPHONE - 3.65%

AT&T Corp.                                            63,100      4,779,825
---------------------------------------------------------------------------
Ameritech Corp.                                      135,000      8,555,625
---------------------------------------------------------------------------
BellSouth Corp.                                      280,000     13,965,000
---------------------------------------------------------------------------
GTE Corp.                                            100,000      6,743,750
---------------------------------------------------------------------------
SBC Communications, Inc.                             225,000     12,065,625
---------------------------------------------------------------------------
                                                                 46,109,825
---------------------------------------------------------------------------

TOBACCO - 2.86%

Philip Morris Companies, Inc.                        675,000     36,112,500
---------------------------------------------------------------------------
  Total Common Stocks (Cost $766,711,907)                     1,018,713,381
---------------------------------------------------------------------------

DOMESTIC CONVERTIBLE PREFERRED STOCKS - 6.07%

BROADCASTING (TELEVISION, RADIO & CABLE) - 2.07%

Chancellor Media Corp., $3.00 Conv. Pfd.              75,000      7,429,687
---------------------------------------------------------------------------
MediaOne Group, Inc., $3.63 Conv. Pfd.               125,000      8,312,500
---------------------------------------------------------------------------
MediaOne Group, Inc., $2.25 Series D Conv. Pfd.      110,000     10,450,000
---------------------------------------------------------------------------
                                                                 26,192,187
---------------------------------------------------------------------------

CHEMICALS (DIVERSIFIED) - 0.43%

Monsanto Co., $2.60 Conv. Pfd.                       110,000      5,390,000
---------------------------------------------------------------------------

ELECTRIC COMPANIES - 1.06%

Houston Industries, Inc. - $3.22 Conv. Pfd.          125,500     13,350,063
---------------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 0.56%

McKesson Financing Trust, $2.50 Conv. Pfd.            65,000      7,076,875
---------------------------------------------------------------------------

HOUSEWARES - 0.19%

Newell Financial Trust, Inc., $2.625 Conv. Pfd.       47,000      2,479,250
---------------------------------------------------------------------------

INSURANCE (LIFE/HEALTH) - 0.42%

Conseco, Inc. - $4.278 Conv. PRIDES                   50,000      5,275,000
---------------------------------------------------------------------------

LODGING - HOTELS - 0.52%

Royal Caribbean Cruises Ltd. - $3.63 Conv. Pfd.       56,000      6,636,000
---------------------------------------------------------------------------

RETAIL (DRUG STORES) - 0.48%

CVS Corp., $4.23 Conv. Pfd.                           60,000      6,011,250
---------------------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 0.34%

Loral Space & Communications Ltd., $3.00 Conv. Pfd.   80,000      4,250,000
---------------------------------------------------------------------------
  Total Domestic Convertible Preferred Stocks (Cost
   $65,636,173)                                                  76,660,625
---------------------------------------------------------------------------

                                                       PRINCIPAL   MARKET
                                                        AMOUNT     VALUE
CONVERTIBLE CORPORATE BONDS - 10.03%

AUTO PARTS & EQUIPMENT - 0.24%

Magna International, Inc., Conv. Sub. Deb., 4.875%,
 02/15/05                                             $3,000,000 $    3,086,250
-------------------------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE) - 0.29%

Jacor Communications, Inc., Conv. Sr. LYON, 5.50%,
 06/12/11(c)                                           4,000,000      3,590,000
-------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 0.30%

Comverse Technology, Inc., Conv. Sub. Deb. 4.50%,
 07/01/05(d) (Acquired 06/25/98; Cost $3,000,000)      3,000,000      3,795,000
-------------------------------------------------------------------------------

COMPUTERS (HARDWARE) - 0.43%

Candescent Technology Corp., Conv. Sr. Sub. Deb.,
 7.00%, 05/01/03(d) (Acquired 04/17/98; Cost
 $5,862,772)                                           6,000,000      5,400,000
-------------------------------------------------------------------------------

COMPUTERS (PERIPHERALS) - 1.35%

EMC Corp., Conv. Sub. Notes, 3.25%, 03/15/02           4,500,000     16,965,000
-------------------------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES) - 3.13%

America Online, Inc., Conv. Sub. Notes, 4.00%,
 11/15/02                                              3,500,000     21,555,625
-------------------------------------------------------------------------------
America Online, Inc., Conv. Sub. Notes, 4.00%,
 11/15/02(d) (Acquired 02/10/98; Cost $2,499,041)      2,000,000     12,317,500
-------------------------------------------------------------------------------
Veritas Software Corp., Conv. Unsec. Sub. Notes,
 5.25%, 11/01/04                                       3,500,000      5,656,875
-------------------------------------------------------------------------------
                                                                     39,530,000
-------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 0.57%

SCI Systems, Inc., Conv. Sub. Notes, 5.00%, 05/01/06   3,000,000      7,136,250
-------------------------------------------------------------------------------

INSURANCE (MULTI-LINE) - 0.32%

Loews Corp., Conv. Sub. Notes, 3.125%, 09/15/07        5,000,000      4,000,000
-------------------------------------------------------------------------------

RETAIL (BUILDING SUPPLIES) - 0.63%

Home Depot, Inc., Conv. Sub. Notes, 3.25%, 10/01/01    3,000,000      7,968,750
-------------------------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE) - 0.54%

Costco Companies, Inc. Conv. Sub. Notes, 3.50%,
 08/19/17(e)                                           8,000,000      6,860,000
-------------------------------------------------------------------------------

SERVICES (DATA PROCESSING) - 0.36%

Affiliated Computer Services, Conv. Sub. Notes,
 4.00%, 03/15/05                                       1,750,000      2,136,093
-------------------------------------------------------------------------------
Affiliated Computer Services, Conv. Sub. Notes,
 4.00%, 03/15/05(d) (Acquired 03/17/98; Cost
 $2,006,875)                                           2,000,000      2,441,250
-------------------------------------------------------------------------------
                                                                      4,577,343
-------------------------------------------------------------------------------

                        AIM V.I. GROWTH AND INCOME FUND

                                                PRINCIPAL   MARKET
                                                 AMOUNT     VALUE

TELECOMMUNICATIONS (LONG DISTANCE) - 1.25%

Global Telesystems Group, Inc., Conv. Sr. Sub.
 Deb., 8.75%, 06/30/00                          $  500,000 $    1,408,750
--------------------------------------------------------------------------
Global Telesystems Group, Inc., Conv. Sr. Sub.
 Deb., 8.75%, 06/30/00(d) (Acquired 02/05/98;
 Cost $1,950,312)                                1,500,000      4,226,250
--------------------------------------------------------------------------
Global Telesystems Group, Inc., Conv. Sr. Sub.
 Deb., 5.75%, 07/01/10                           9,000,000     10,158,750
--------------------------------------------------------------------------
                                                               15,793,750
--------------------------------------------------------------------------

WASTE MANAGEMENT - 0.62%

USA Waste Services, Inc., Conv. Sub. Notes,
 4.50%, 06/01/01                                 5,000,000      7,843,750
--------------------------------------------------------------------------
  Total Convertible Corporate Bonds
   (Cost $76,598,280)                                         126,546,093
--------------------------------------------------------------------------

FOREIGN CONVERTIBLE NOTES - 0.37%

SERVICES - COMMERCIAL & CONSUMER - 0.37%

Airtours PLC, Conv. Sub. Notes, 5.75% 01/05/04(d)(e)
 (Acquired 02/05/98; Cost $4,514,585)      GBP   2,729,000      4,660,046
--------------------------------------------------------------------------
  Total Foreign Convertible Notes
   (Cost $4,514,585)                                            4,660,046
--------------------------------------------------------------------------

U.S. TREASURY SECURITIES - 1.26%

 9.125%, 05/15/99                               10,000,000     10,161,400
--------------------------------------------------------------------------
11.75%, 02/15/01                                 5,000,000      5,716,450
--------------------------------------------------------------------------
  Total U.S. Treasury Securities
   (Cost $16,353,828)                                          15,877,850
--------------------------------------------------------------------------

REPURCHASE AGREEMENT(f) - 2.81%

Goldman Sachs & Co., 4.40%, 01/04/99(g)
 (Cost $35,491,011)                             35,491,011     35,491,011
--------------------------------------------------------------------------
TOTAL INVESTMENTS SECURITIES - 101.26%                      1,277,949,006
--------------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS - (1.26)%                       (15,890,237)
--------------------------------------------------------------------------
NET ASSETS - 100.00%                                       $1,262,058,769
==========================================================================

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 8.
(c) Zero coupon bond issued at a discount. Interest rate shown represents the rate of original issue discount.
(d) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with the procedures established by the Board of Directors. The aggregate market value of these securities at 12/31/98 was $32,840,046 which represented 2.60% of the Fund's net assets.
(e) Foreign denominated security. Par value and coupon are denominated in currency of country indicated.
(f) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(g) Joint repurchase agreements entered into 12/31/98 with a maturing value of $700,342,222. Collateralized by $646,494,000 U.S. Government obligations, 0% to 11.75% due 02/15/99 to 04/15/28 with an aggregate market value at 12/31/98 of $714,694,897.

Investment Abbreviations:

ADR    - American Depositary Receipt
Conv.  - Convertible
Deb.   - Debentures
Gtd.   - Guaranteed
LYON   - Liquid Yield Option Notes
Pfd.   - Preferred
PRIDES - Preferred Redeemable Increased Dividend Equity Security
Sec.   - Secured
Sr.    - Senior
Sub.   - Subordinated
Unsec. - Unsecured


See Notes to Financial Statements.

                        AIM V.I. GROWTH AND INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1998

ASSETS:

Investments, at market value (cost $965,305,784)          $1,277,949,006
------------------------------------------------------------------------
Receivables for:
 Investments sold                                             24,131,504
------------------------------------------------------------------------
 Capital stock sold                                              636,098
------------------------------------------------------------------------
 Dividends and interest                                        2,075,051
------------------------------------------------------------------------
Investment for deferred compensation plan                         21,235
------------------------------------------------------------------------
Other assets                                                      14,825
------------------------------------------------------------------------
  Total assets                                             1,304,827,719
------------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                        39,326,193
------------------------------------------------------------------------
 Capital stock reacquired                                      1,033,605
------------------------------------------------------------------------
 Deferred compensation plan                                       21,235
------------------------------------------------------------------------
 Options written (Premiums received $617,471)                  1,728,012
------------------------------------------------------------------------
Accrued advisory fees                                            612,379
------------------------------------------------------------------------
Accrued directors' fees                                              325
------------------------------------------------------------------------
Accrued operating expenses                                        47,201
------------------------------------------------------------------------
  Total liabilities                                           42,768,950
------------------------------------------------------------------------
Net assets applicable to shares outstanding               $1,262,058,769
========================================================================

CAPITAL SHARES, $0.001 PAR VALUE PER SHARE:

 Authorized                                                  250,000,000
------------------------------------------------------------------------
 Outstanding                                                  53,131,024
========================================================================
Net asset value, offering and redemption price per share          $23.75
========================================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 1998

INVESTMENT INCOME:

Dividends (net of $135,103 foreign withholding tax)              $ 10,826,657
------------------------------------------------------------------------------
Interest                                                            7,206,342
------------------------------------------------------------------------------
  Total investment income                                          18,032,999
------------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                       5,556,833
------------------------------------------------------------------------------
Administrative services fees                                           60,729
------------------------------------------------------------------------------
Custodian fees                                                        119,817
------------------------------------------------------------------------------
Directors' fees and expenses                                           15,043
------------------------------------------------------------------------------
Interest expense (Note 4)                                              58,555
------------------------------------------------------------------------------
Other                                                                  90,585
------------------------------------------------------------------------------
  Total expenses                                                    5,901,562
------------------------------------------------------------------------------
Less: Expenses paid indirectly                                        (18,086)
------------------------------------------------------------------------------
  Net expenses                                                      5,883,476
------------------------------------------------------------------------------
Net investment income                                              12,149,523
------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES,
 FOREIGN CURRENCIES, FUTURES AND OPTION CONTRACTS:

Net realized gain (loss) from:
 Investment securities                                              7,206,698
------------------------------------------------------------------------------
 Foreign currencies                                                  (127,792)
------------------------------------------------------------------------------
 Futures contracts                                                   (845,486)
------------------------------------------------------------------------------
 Option contracts                                                  (1,146,650)
------------------------------------------------------------------------------
                                                                    5,086,770
------------------------------------------------------------------------------

Net unrealized appreciation (depreciation) of:

 Investment securities                                            224,947,459
------------------------------------------------------------------------------
 Foreign currencies                                                     5,448
------------------------------------------------------------------------------
 Futures contracts                                                    277,200
------------------------------------------------------------------------------
 Option contracts                                                    (905,620)
------------------------------------------------------------------------------
                                                                  224,324,487
------------------------------------------------------------------------------
 Net gain from investment securities, foreign currencies,
  futures and option contracts                                    229,411,257
------------------------------------------------------------------------------
Net increase in net assets resulting from operations             $241,560,780
==============================================================================

See Notes to Financial Statements.

                        AIM V.I. GROWTH AND INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1998 and 1997

                                                      1998           1997
                                                 --------------  ------------
OPERATIONS:

 Net investment income                           $   12,149,523  $  4,767,618
------------------------------------------------------------------------------
 Net realized gain from investment securities,
  foreign currencies, futures and option
  contracts                                           5,086,770     9,736,106
------------------------------------------------------------------------------
 Net unrealized appreciation of investment
  securities, foreign currencies, futures and
  option contracts                                  224,324,487    66,989,418
------------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                       241,560,780    81,493,142
------------------------------------------------------------------------------
Dividends to shareholders from net investment
 income                                              (4,873,870)     (326,695)
------------------------------------------------------------------------------
Distributions to shareholders from net realized
 gains                                              (12,029,125)     (490,042)
------------------------------------------------------------------------------
Net increase from capital stock transactions        398,288,439   349,104,509
------------------------------------------------------------------------------
  Net increase in net assets                        622,946,224   429,780,914
------------------------------------------------------------------------------

NET ASSETS:

 Beginning of year                                  639,112,545   209,331,631
------------------------------------------------------------------------------
 End of year                                     $1,262,058,769  $639,112,545
==============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)      $  935,990,892  $537,626,187
------------------------------------------------------------------------------
 Undistributed net investment income                 11,997,368     4,850,844
------------------------------------------------------------------------------
 Undistributed net realized gain on sales from
  investment securities, foreign currencies,
  futures and option contracts                        2,532,381     9,421,873
------------------------------------------------------------------------------
 Unrealized appreciation of investment
  securities, foreign currencies and option
  contracts                                         311,538,128    87,213,641
------------------------------------------------------------------------------
                                                 $1,262,058,769  $639,112,545
==============================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 1998

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of fifteen portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Growth and Income Fund (the "Fund"). The Fund's investment objective is to seek growth of capital, with current income as a secondary objective. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between the last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is

                        AIM V.I. GROWTH AND INCOME FUND
   substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions-Securities transactions are accounted for on a trade date basis. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains or losses from securities transactions are recorded on the identified cost basis. On December 31, 1998, paid-in capital was increased by $76,266, undistributed net investment income was decreased by $129,129 and undistributed net realized gains increased by $52,863 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred.
   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.
E. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
   dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
G. Covered Call Options - The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
   A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written. The Fund will not write a covered call option if, immediately thereafter, the aggregate value of the securities underlying all such options, determined as of the dates such options were written, would exceed 25% of the net assets of the Fund.
H. Put options - The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the options's underlying instrument at a fixed strike price. In return for this right, a Fund pays an option premium. The options's underlying instrument may be a security, or a futures contract. Put options may be used by a Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM

                        AIM V.I. GROWTH AND INCOME FUND
at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services and other administrative services to the Fund. During the year ended December 31, 1998, AIM was reimbursed $60,729 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1998, the Fund incurred legal fees of $4,825 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - INDIRECT EXPENSES
The Fund received reductions in custodian fees of $18,086 under an expense offset arrangement. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $18,086 during the year ended December 31, 1998.

NOTE 4 - BORROWINGS
Reverse repurchase agreements involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed-upon price and date. Proceeds from reverse repurchase agreements are treated as borrowings. The agreements are collateralized by the underlying securities and are carried at the amount at which the securities will subsequently be repurchased as specified in the agreements. The maximum amount outstanding during the period ended December 31, 1998 was $18,886,000 while borrowings averaged $1,028,866 per day with a weighted average interest rate of 5.60%.

NOTE 5 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 6 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1998 was $1,628,755,153 and $1,243,229,582, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of December 31, 1998 is as follows:

Aggregate unrealized appreciation of investment securities    $315,376,411
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities    (9,991,857)
---------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $305,384,554
===========================================================================

Cost of investments for tax purposes is $972,564,452.

NOTE 7 - CAPITAL STOCK
Changes in capital stock outstanding during the year ended December 31, 1998 and 1997 were as follows:

                                    1998                      1997
                           ------------------------  ------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ----------  ------------
Sold                       19,890,074  $409,625,526  20,645,975  $361,699,824
------------------------------------------------------------------------------
Issued as reinvestment of
 distributions                751,578    16,902,995      44,268       816,737
------------------------------------------------------------------------------
Reacquired                 (1,379,171)  (28,240,082)   (745,032)  (13,412,052)
------------------------------------------------------------------------------
                           19,262,481  $398,288,439  19,945,211  $349,104,509
==============================================================================

NOTE 8 - CALL OPTION CONTRACTS WRITTEN
Transactions in call options written during the year ended December 31, 1998 are summarized as follows:

                   CALL OPTION CONTRACTS
                   ---------------------
                   NUMBER OF  PREMIUMS
                   CONTRACTS  RECEIVED
                   -------------------
Beginning of year     3,100  $   624,245
-----------------------------------------
Written              47,846   11,523,972
-----------------------------------------
Closed              (37,960)  (9,750,978)
-----------------------------------------
Exercised            (6,648)  (1,542,256)
-----------------------------------------
Expired              (3,671)    (237,512)
-----------------------------------------
End of year           2,667  $   617,471
=========================================

Open call option contracts written at December 31, 1998 were as follows:

                                                             DECEMBER
                                                             31, 1998    UNREALIZED
                       CONTRACT STRIKE   NUMBER OF PREMIUMS   MARKET    APPRECIATION
ISSUE                   MONTH   PRICE    CONTRACTS RECEIVED   VALUE    (DEPRECIATION)
-----                  -------------   --------------------------------------
Carnival Corp.           Jan     $40         750   $226,440 $  585,938  $  (359,498)
-------------------------------------------------------------------------------------
Compaq Computer Corp.    Jan     37 1/2    1,450    213,143    715,937     (502,794)
-------------------------------------------------------------------------------------
Compuware Corp.          Jan      70         467    177,888    426,137     (248,249)
-------------------------------------------------------------------------------------
                                           2,667   $617,471 $1,728,012  $(1,110,541)
=====================================================================================

                        AIM V.I. GROWTH AND INCOME FUND

NOTE 9 - FINANCIAL HIGHLIGHTS
 Shown below are the financial highlights for a share outstanding of the Fund during each of the years in the three-year period ended December 31, 1998, the eleven months ended December 31, 1995 and the period May 2, 1994 (date operations commenced) through January 31, 1995.

                                      December 31,
                          ------------------------------------------     January 31,
                             1998          1997      1996     1995          1995
                          ----------     --------  --------  -------     -----------
Net asset value,
 beginning of period      $    18.87     $  15.03  $  12.68  $  9.98       $10.00
----------------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income         0.26(a)      0.13      0.16     0.14         0.11
----------------------------------------------------------------------------------------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)                  4.95         3.74      2.36     3.11        (0.02)
----------------------------------------------------------------------------------------
   Total from investment
    operations                  5.21         3.87      2.52     3.25         0.09
----------------------------------------------------------------------------------------
Less distributions:
  Dividends from net
   investment income           (0.09)       (0.01)    (0.14)   (0.14)       (0.11)
----------------------------------------------------------------------------------------
  Distributions from net
   realized gains              (0.24)       (0.02)    (0.03)   (0.41)          --
----------------------------------------------------------------------------------------
   Total distributions         (0.33)       (0.03)    (0.17)   (0.55)       (0.11)
----------------------------------------------------------------------------------------
Net asset value, end of
 period                   $    23.75     $  18.87  $  15.03  $ 12.68       $ 9.98
========================================================================================
Total return(b)                27.68%       25.72%    19.95%   32.65%        0.90%
========================================================================================

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of
 period (000s omitted)    $1,262,059     $639,113  $209,332  $38,567       $7,380
========================================================================================
Ratio of expenses to
 average net assets             0.65%(c)     0.69%     0.78%    0.78%(d)     1.07%(d)(e)
========================================================================================
Ratio of net investment
 income to average net
 assets                         1.34%(c)     1.15%     2.05%    1.92%(d)     1.95%(d)(e)
========================================================================================
Portfolio turnover rate          140%         135%      148%     145%          96%
========================================================================================

(a) Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year.
(c) Ratios are based on average net assets of $905,305,521.
(d) Annualized.
(e) After fee waivers and/or expense reimbursements. Ratios of expenses and net investment income to average net assets prior to fee waivers and/or expense reimbursements were 1.72% (annualized) and 1.30% (annualized), respectively.

                        AIM V.I. GROWTH AND INCOME FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Growth Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Growth Fund, as of December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (commencement of operations) through January 31, 1994 in conformity with generally accepted accounting principles.

                                   /s/ TAIT, WELLER & BAKER
                                   ---------------------------
                                   TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 3, 1999

                              AIM V.I. GROWTH FUND

SCHEDULE OF INVESTMENTS

December 31, 1998

                                                         MARKET
                                            SHARES        VALUE

DOMESTIC COMMON STOCKS - 86.97%

BANKS (REGIONAL) - 0.40%

North Fork Bancorporation, Inc.                62,000 $  1,484,125
------------------------------------------------------------------

BEVERAGES (NON-ALCOHOLIC) - 0.63%

PepsiCo, Inc.                                  57,700    2,362,094
------------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE) - 5.82%

Chancellor Media Corp.(a)                      60,500    2,896,437
------------------------------------------------------------------
Clear Channel Communications, Inc.(a)          42,476    2,314,942
------------------------------------------------------------------
Comcast Corp.-Class A                          66,000    3,873,375
------------------------------------------------------------------
Cox Communications, Inc.-Class A(a)            49,500    3,421,687
------------------------------------------------------------------
Infinity Broadcasting Corp.-Class A(a)         63,500    1,738,312
------------------------------------------------------------------
Jacor Communications, Inc.(a)                  41,000    2,639,375
------------------------------------------------------------------
Liberty Media Group(a)                         21,600      994,950
------------------------------------------------------------------
Tele-Communications, Inc.-Class A(a)           68,000    3,761,250
------------------------------------------------------------------
                                                        21,640,328
------------------------------------------------------------------

CHEMICALS (DIVERSIFIED) - 0.52%

Monsanto Co.                                   40,800    1,938,000
------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 0.70%

Lucent Technologies, Inc.(b)(c)                23,500    2,585,000
------------------------------------------------------------------

COMPUTERS (HARDWARE) - 5.33%

Compaq Computer Corp.                          78,800    3,304,675
------------------------------------------------------------------
Dell Computer Corp.(a)(b)                      74,000    5,415,875
------------------------------------------------------------------
International Business Machines Corp.          45,200    8,350,700
------------------------------------------------------------------
Sun Microsystems, Inc.(a)                      32,000    2,740,000
------------------------------------------------------------------
                                                        19,811,250
------------------------------------------------------------------

COMPUTERS (NETWORKING) - 3.73%

3Com Corp.(a)                                  77,500    3,472,969
------------------------------------------------------------------
Ascend Communications, Inc.(a)                 63,975    4,206,356
------------------------------------------------------------------
Cisco Systems, Inc.(a)                         66,550    6,176,672
------------------------------------------------------------------
                                                        13,855,997
------------------------------------------------------------------

COMPUTERS (PERIPHERALS) - 0.99%

EMC Corp.(a)                                   43,500    3,697,500
------------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES) - 10.98%

America Online, Inc.                          116,000   18,560,000
------------------------------------------------------------------
BMC Software, Inc.(a)                          74,000    3,297,625
------------------------------------------------------------------
Compuware Corp.(a)                             48,000    3,750,000
------------------------------------------------------------------
HBO & Co.                                      53,000    1,520,437
------------------------------------------------------------------
Microsoft Corp.(a)                             57,300    7,946,794
------------------------------------------------------------------
Oracle Corp.(a)                                93,000    4,010,625
------------------------------------------------------------------
Unisys Corp.(a)                                51,000    1,756,313
------------------------------------------------------------------
                                                        40,841,794
------------------------------------------------------------------


                                                      MARKET
                                        SHARES         VALUE

CONSUMER FINANCE - 0.60%

Providian Financial Corp.                  30,000 $  2,250,000
--------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH) - 2.05%

AmeriSource Health Corp.-Class A(a)        24,100    1,566,500
--------------------------------------------------------------
Cardinal Health, Inc.                      61,500    4,666,312
--------------------------------------------------------------
McKesson Corp.                              6,500      513,906
--------------------------------------------------------------
Sysco Corp.                                31,800      872,513
--------------------------------------------------------------
                                                     7,619,231
--------------------------------------------------------------

ELECTRICAL EQUIPMENT - 2.58%

AMP, Inc.                                  20,000    1,041,250
--------------------------------------------------------------
General Electric Co.                       40,000    4,082,500
--------------------------------------------------------------
Sanmina Corp.(a)                            9,000      562,500
--------------------------------------------------------------
SCI Systems, Inc.(a)                       32,300    1,865,325
--------------------------------------------------------------
Symbol Technologies, Inc.                  31,800    2,033,213
--------------------------------------------------------------
                                                     9,584,788
--------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 6.11%

Advanced Micro Devices, Inc.(a)            33,600      972,300
--------------------------------------------------------------
Altera Corp.(a)                            45,000    2,739,375
--------------------------------------------------------------
Analog Devices, Inc.(a)                    60,000    1,882,500
--------------------------------------------------------------
Intel Corp.                                66,600    7,896,262
--------------------------------------------------------------
LSI Logic Corp.(a)                         78,000    1,257,750
--------------------------------------------------------------
Micron Technology, Inc.(a)                 26,000    1,314,625
--------------------------------------------------------------
National Semiconductor Corp.(a)            76,200    1,028,700
--------------------------------------------------------------
Texas Instruments, Inc.                    40,000    3,422,500
--------------------------------------------------------------
Xilinx, Inc.(a)                            34,000    2,214,250
--------------------------------------------------------------
                                                    22,728,262
--------------------------------------------------------------

ENTERTAINMENT - 1.08%

Time Warner, Inc.                          64,600    4,009,238
--------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR) - 0.51%

Applied Materials, Inc.(a)                 44,000    1,878,250
--------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 5.93%

American Express Co.                       14,000    1,431,500
--------------------------------------------------------------
Fannie Mae                                 61,200    4,528,800
--------------------------------------------------------------
Freddie Mac                                97,000    6,250,437
--------------------------------------------------------------
MBIA, Inc.                                 58,400    3,828,849
--------------------------------------------------------------
MGIC Investment Corp.                      44,799    1,783,560
--------------------------------------------------------------
SunAmerica, Inc.                           52,000    4,218,500
--------------------------------------------------------------
                                                    22,041,646
--------------------------------------------------------------

                              AIM V.I. GROWTH FUND

                                                              MARKET
                                               SHARES         VALUE

HEALTH CARE (DIVERSIFIED) - 3.86%

Abbott Laboratories                               52,200 $  2,557,800
---------------------------------------------------------------------
American Home Products Corp.                      18,000    1,013,625
---------------------------------------------------------------------
Bristol-Myers Squibb Co.                          22,300    2,984,019
---------------------------------------------------------------------
Johnson & Johnson                                 17,000    1,425,875
---------------------------------------------------------------------
Warner-Lambert Co.                                85,000    6,390,937
---------------------------------------------------------------------
                                                           14,372,256
---------------------------------------------------------------------

HEALTH CARE (DRUGS - GENERIC & OTHER) - 1.31%

Mylan Laboratories, Inc.                          65,600    2,066,400
---------------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)                   44,900    2,823,088
---------------------------------------------------------------------
                                                            4,889,488
---------------------------------------------------------------------

HEALTH CARE (DRUGS - MAJOR PHARMACEUTICALS) - 5.54%

Lilly (Eli) & Co.                                 55,600    4,941,450
---------------------------------------------------------------------
Merck & Co., Inc.                                 11,000    1,624,562
---------------------------------------------------------------------
Pfizer, Inc.                                      48,000    6,021,000
---------------------------------------------------------------------
Pharmacia & Upjohn, Inc.                          96,900    5,486,962
---------------------------------------------------------------------
Schering-Plough Corp.                             46,000    2,541,500
---------------------------------------------------------------------
                                                           20,615,474
---------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 4.65%

Arterial Vascular Engineering, Inc.(a)            45,000    2,362,500
---------------------------------------------------------------------
Baxter International, Inc.                         4,800      308,700
---------------------------------------------------------------------
Becton, Dickinson & Co.                          154,000    6,573,875
---------------------------------------------------------------------
Biomet, Inc.                                      49,500    1,992,375
---------------------------------------------------------------------
Guidant Corp.                                     38,200    4,211,550
---------------------------------------------------------------------
Medtronic, Inc.                                   25,000    1,856,250
---------------------------------------------------------------------
                                                           17,305,250
---------------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES) - 0.58%

Procter & Gamble Co. (The)                        23,500    2,145,844
---------------------------------------------------------------------

INSURANCE (LIFE/HEALTH) - 0.13%

Nationwide Financial Services, Inc.-Class A        9,600      496,200
---------------------------------------------------------------------

INSURANCE (MULTI-LINE) - 0.34%

American International Group, Inc.                12,900    1,246,463
---------------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE - 0.33%

Paine Webber Group, Inc.                          31,700    1,224,413
---------------------------------------------------------------------

INVESTMENT MANAGEMENT - 0.21%

Franklin Resources, Inc.                          10,900      348,800
---------------------------------------------------------------------
T. Rowe Price Associates, Inc.                    12,900      441,825
---------------------------------------------------------------------
                                                              790,625
---------------------------------------------------------------------

LODGING - HOTELS - 1.41%

Carnival Corp.-Class A                           109,300    5,246,400
---------------------------------------------------------------------


                                                          MARKET
                                            SHARES        VALUE

MANUFACTURING (DIVERSIFIED) - 0.61%

Tyco International Ltd.                        30,000 $  2,263,125
------------------------------------------------------------------

NATURAL GAS - 0.66%

Enron Corp.                                    43,000    2,453,688
------------------------------------------------------------------

RETAIL (BUILDING SUPPLIES) - 3.01%

Home Depot, Inc. (The)                         97,000    5,935,188
------------------------------------------------------------------
Lowe's Companies, Inc.                        103,100    5,277,431
------------------------------------------------------------------
                                                        11,212,619
------------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS) - 0.56%

Best Buy Co., Inc.(a)                          34,000    2,086,750
------------------------------------------------------------------

RETAIL (DRUG STORES) - 0.43%

CVS Corp.                                      29,000    1,595,000
------------------------------------------------------------------

RETAIL (FOOD CHAINS) - 1.74%

Albertson's, Inc.                              29,000    1,846,937
------------------------------------------------------------------
Kroger Co.(a)                                  43,000    2,601,500
------------------------------------------------------------------
Safeway, Inc.(a)                               33,000    2,010,938
------------------------------------------------------------------
                                                         6,459,375
------------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE) - 1.57%

Costco Companies, Inc.(a)(b)                   30,000    2,165,625
------------------------------------------------------------------
Dayton Hudson Corp.                            33,000    1,790,250
------------------------------------------------------------------
Wal-Mart Stores, Inc.                          23,000    1,873,063
------------------------------------------------------------------
                                                         5,828,938
------------------------------------------------------------------

RETAIL (SPECIALTY) - 2.68%

Office Depot, Inc.(a)                         154,000    5,688,375
------------------------------------------------------------------
Staples, Inc.(a)                               98,000    4,281,375
------------------------------------------------------------------
                                                         9,969,750
------------------------------------------------------------------

RETAIL (SPECIALTY - APPAREL) - 0.36%

Gap, Inc. (The)                                24,050    1,352,812
------------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING) - 1.12%

Outdoor Systems, Inc.(a)                      139,450    4,183,500
------------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 0.22%

Service Corp. International                    21,500      818,344
------------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS) - 0.57%

Keane, Inc.(a)                                 53,100    2,120,681
------------------------------------------------------------------

SERVICES (DATA PROCESSING) - 1.24%

Ceridian Corp.(a)                              26,900    1,877,956
------------------------------------------------------------------
Equifax, Inc.                                  34,400    1,176,050
------------------------------------------------------------------
Fiserv, Inc.(a)                                30,150    1,550,841
------------------------------------------------------------------
                                                         4,604,847
------------------------------------------------------------------

                              AIM V.I. GROWTH FUND

                                                                      MARKET
                                                         SHARES       VALUE

TELECOMMUNICATIONS (LONG DISTANCE) - 4.94%

MCI WorldCom, Inc.(a)                                      256,243 $ 18,385,435
-------------------------------------------------------------------------------

TOBACCO - 0.94%

Philip Morris Companies, Inc.                               65,000    3,477,500
-------------------------------------------------------------------------------
  Total Domestic Common Stocks (Cost $204,614,000)                  323,472,280
-------------------------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY INTERESTS - 3.10%

FINLAND - 0.41%

Nokia Oyj A.B.-Class A-ADR (Communications Equipment)        5,700      686,494
-------------------------------------------------------------------------------
Nokia Oyj A.B.-Class A (Communications Equipment)            6,800      827,234
-------------------------------------------------------------------------------
                                                                      1,513,728
-------------------------------------------------------------------------------

FRANCE - 0.27%

Renault S.A. (Automobiles)                                  22,500    1,010,377
-------------------------------------------------------------------------------

IRELAND - 0.54%

Elan Corp. PLC-ADR (Health Care-Drugs-Generic &
 Other)(a)                                                  29,000    2,017,313
-------------------------------------------------------------------------------

NETHERLANDS - 1.00%

Philips Electronics N.V. (Electrical Equipment)             19,000    1,274,625
-------------------------------------------------------------------------------
Philips Electronics N.V.-ADR-New York Shares
 (Electrical Equipment)                                     36,000    2,436,750
-------------------------------------------------------------------------------
                                                                      3,711,375
-------------------------------------------------------------------------------

SWITZERLAND - 0.88%

Nestle S.A. (Foods)                                          1,500    3,266,093
-------------------------------------------------------------------------------
  Total Foreign Stocks & Other Equity Interests (Cost
   $10,115,291)                                                      11,518,886
-------------------------------------------------------------------------------


OPTIONS PURCHASED - 0.00%

                           NUMBER OF EXERCISE EXPIRATION
                           CONTRACTS  PRICE      DATE
PUTS - 0.00%
Lucent Technologies, Inc.
 (Communications Equipment
  (Cost $118,378)             157      $95      Jan-99   8,831
--------------------------------------------------------------

                                                PRINCIPAL
                                                  AMOUNT
FOREIGN CONVERTIBLE BONDS - 0.84%

SWITZERLAND - 0.84%

Nestle Holding Inc., Conv. Bond, 3.00%,
 06/17/02 (Cost $2,941,380)                     $2,200,000    3,105,903
-----------------------------------------------------------------------

REPURCHASE AGREEMENT - 8.49%(d)

Goldman, Sachs & Co., 4.40%, 01/04/99(e) (Cost
 $31,583,054)                                   31,583,054   31,583,054
-----------------------------------------------------------------------
TOTAL INVESTMENTS - 99.40%                                  369,688,954
-----------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 0.60%                         2,225,797
-----------------------------------------------------------------------
NET ASSETS - 100.00%                                       $371,914,751
======================================================================-

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Non-income producing security.
(b) A portion of this security is subject to call options.
(c) A portion of this security is subject to put options.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreements entered into 12/31/98 with a maturing value of $700,342,222. Collaterialized by $646,494,000 U.S. Government obligations, 0% to 11.75% due 02/15/99 to 04/15/28 with an aggregate market value at 12/31/98 of $714,694,897.

Investment Abbreviations:
ADR   - American Depositary Receipt
Conv. - Convertible

See Notes to Financial Statements.

                             AIM V.I. GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1998


ASSETS:

Investments at market value (cost $249,372,103)           $369,688,954
----------------------------------------------------------------------
Receivables for:
 Capital stock sold                                          1,229,040
----------------------------------------------------------------------
 Investments sold                                            2,040,256
----------------------------------------------------------------------
 Dividends and interest                                        224,599
----------------------------------------------------------------------
Investment for deferred compensation plan                       23,264
----------------------------------------------------------------------
Other assets                                                     1,985
----------------------------------------------------------------------
  Total assets                                             373,208,098
----------------------------------------------------------------------

LIABILITIES:

Payables for:
 Capital stock reacquired                                       61,353
----------------------------------------------------------------------
 Deferred compensation plan                                     23,264
----------------------------------------------------------------------
Options written (Premiums received $739,850)                   953,563
----------------------------------------------------------------------
Accrued advisory fees                                          186,515
----------------------------------------------------------------------
Accrued directors' fees                                          2,560
----------------------------------------------------------------------
Accrued administrative services fees                             3,637
----------------------------------------------------------------------
Accrued operating expenses                                      62,455
----------------------------------------------------------------------
  Total liabilities                                          1,293,347
----------------------------------------------------------------------
Net assets applicable to shares outstanding               $371,914,751
======================================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

 Authorized                                                250,000,000
----------------------------------------------------------------------
 Outstanding                                                14,997,262
======================================================================
Net asset value, offering and redemption price per share        $24.80
======================================================================


STATEMENT OF OPERATIONS

For the year ended December 31, 1998

INVESTMENT INCOME:

Dividends (net of $48,337 foreign withholding tax)                $ 1,895,594
------------------------------------------------------------------------------
Interest                                                            1,514,487
------------------------------------------------------------------------------
   Total investment income                                          3,410,081
------------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                       1,941,818
------------------------------------------------------------------------------
Administrative services fees                                           50,535
------------------------------------------------------------------------------
Custodian fees                                                         98,543
------------------------------------------------------------------------------
Directors' fees and expenses                                           12,859
------------------------------------------------------------------------------
Other                                                                  79,110
------------------------------------------------------------------------------
   Total expenses                                                   2,182,865
------------------------------------------------------------------------------
Less: Expenses paid indirectly                                         (2,844)
------------------------------------------------------------------------------
   Net expenses                                                     2,180,021
------------------------------------------------------------------------------
Net investment income                                               1,230,060
------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
 SECURITIES, FOREIGN CURRENCIES, FUTURES AND OPTIONS CONTRACTS:

Net realized gain (loss) from:

   Investment securities                                           22,750,448
------------------------------------------------------------------------------
   Foreign currencies                                                  87,369
------------------------------------------------------------------------------
   Futures contracts                                                1,100,047
------------------------------------------------------------------------------
   Options contracts                                               (1,680,833)
------------------------------------------------------------------------------
                                                                   22,257,031
------------------------------------------------------------------------------

Net unrealized appreciation of:

   Investment securities                                           67,962,858
------------------------------------------------------------------------------
   Foreign currencies                                                   4,310
------------------------------------------------------------------------------
   Options contracts                                                   90,382
------------------------------------------------------------------------------
                                                                   68,057,550
------------------------------------------------------------------------------
 Net gain from investment securities, foreign currencies, futures
  and options contracts                                            90,314,581
------------------------------------------------------------------------------
Net increase in net assets resulting from operations              $91,544,641
==============================================================================

See Notes to Financial Statements.

                              AIM V.I. GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1998 and 1997

                                                       1998          1997
                                                   ------------  ------------
OPERATIONS:

 Net investment income                             $  1,230,060  $  1,211,773
------------------------------------------------------------------------------
 Net realized gain from investment securities,
  foreign currencies, futures and options
  contracts                                          22,257,031    22,109,980
------------------------------------------------------------------------------
 Net unrealized appreciation of investment
  securities, foreign currencies, futures and
  options contracts                                  68,057,550    28,069,985
------------------------------------------------------------------------------
   Net increase in net assets resulting from
    operations                                       91,544,641    51,391,738
------------------------------------------------------------------------------
Dividends to shareholders from net investment
 income                                              (1,180,373)   (1,119,140)
------------------------------------------------------------------------------
Distributions to shareholders from net realized
 gains                                              (22,129,920)   (8,443,286)
------------------------------------------------------------------------------
Net increase from capital stock transactions         44,828,633    38,384,566
------------------------------------------------------------------------------
   Net increase in net assets                       113,062,981    80,213,878
------------------------------------------------------------------------------

NET ASSETS:

 Beginning of year                                  258,851,770   178,637,892
------------------------------------------------------------------------------
 End of year                                       $371,914,751  $258,851,770
==============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)        $228,798,661  $183,975,681
------------------------------------------------------------------------------
 Undistributed net investment income                  1,289,508     1,182,806
------------------------------------------------------------------------------
 Undistributed net realized gain from investment
  securities, foreign currencies, futures and
  options contracts                                  21,719,134    21,643,385
------------------------------------------------------------------------------
 Unrealized appreciation of investment securities,
  foreign currencies, futures and options
  contracts                                         120,107,448    52,049,898
------------------------------------------------------------------------------
                                                   $371,914,751  $258,851,770
==============================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 1998

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of fifteen portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Growth Fund (the "Fund"). The Fund's investment objective is to seek growth of capital principally through investment in common stocks of seasoned and better capitalized companies considered by AIM to have strong earnings momentum. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If no mean is available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors.

                             AIM V.I. GROWTH FUND

   Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On December 31, 1998 additional paid-in capital was decreased by $5,653, undistributed net investment income was increased by $57,015 and undistributed net realized gains was decreased by $51,362 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of
   Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred.
   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.
E. Covered Call Options - The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
   A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
F. Put options - The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, a Fund pays an option premium. The option's underlying instrument may be a security, or a futures contract. Put options may be used by a Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.
G. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
   dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
H. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock-in" the U.S. dollar price of that security. The Fund could be

                             AIM V.I. GROWTH FUND
   exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services and other administrative services to the Fund. During the year ended December 31, 1998, AIM was reimbursed $50,535 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1998, the Fund incurred legal fees of $4,004 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - INDIRECT EXPENSES
The Fund received reductions in custodian fees of $2,844 under an expense offset arrangement. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $2,844 during the year ended December 31, 1998.

NOTE 4 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest a director's fees, if so elected by such director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold during the year ended December 31, 1998 was $385,017,854 and $363,389,349, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of December 31, 1998 is as follows:

Aggregate unrealized appreciation of investment securities    $120,017,053
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities    (1,102,014)
---------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $118,915,039
===========================================================================

 Cost of investments for tax purposes is $250,773,915.

NOTE 6 - CAPITAL STOCK
Changes in capital stock outstanding during the years ended December 31, 1998 and 1997 were as follows:

                                    1998                     1997
                           -----------------------  ------------------------
                             SHARES      AMOUNT       SHARES       AMOUNT
                           ----------  -----------  ----------  ------------
Sold                        2,345,258  $52,301,342   2,757,339  $ 51,600,352
-----------------------------------------------------------------------------
Issued as reinvestment of
 distributions              1,005,621   23,310,293     492,909     9,562,426
-----------------------------------------------------------------------------
Reacquired                 (1,407,943) (30,783,002) (1,185,922)  (22,778,212)
-----------------------------------------------------------------------------
                            1,942,936  $44,828,633   2,064,326  $ 38,384,566
=============================================================================

NOTE 7 - CALL OPTIONS CONTRACTS WRITTEN
Transactions in call options written during the year ended December 31, 1998 are summarized as follows:

                     CALL OPTION CONTRACTS
                     ---------------------
                     NUMBER OF  PREMIUMS
                     CONTRACTS  RECEIVED
                     -------------------
Beginning of period    1,815   $   531,904
-------------------------------------------
Written               10,693     5,020,455
-------------------------------------------
Closed                (7,461)   (3,712,050)
-------------------------------------------
Exercised             (2,378)     (653,704)
-------------------------------------------
Expired               (1,472)     (446,755)
-------------------------------------------
End of period          1,197   $   739,850
===========================================


Open call options held at December 31, 1998 were as follows:

                                                           DECEMBER 31,   UNREALIZED
                        CONTRACT STRIKE NUMBER OF PREMIUM      1998      APPRECIATION
ISSUE                    MONTH   PRICE  CONTRACTS RECEIVED MARKET VALUE (DEPRECIATION)
-----                   ----------------------------------------------------
Costco Companies, Inc.  Jan. 99    55       300   $182,544   $528,750     $(346,206)
--------------------------------------------------------------------------------------
Dell Computer Corp.     Jan. 99    70       740    422,526    356,125        66,401
--------------------------------------------------------------------------------------
Lucent Technologies,
 Inc.                   Jan. 99   110       157    134,780     68,688        66,092
--------------------------------------------------------------------------------------
                                          1,197   $739,850   $953,563     $(213,713)
======================================================================================

                             AIM V.I. GROWTH FUND

NOTE 7 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during each of the years in the three-year period ended December 31, 1998, the eleven months ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                                     DECEMBER 31,                         JANUARY 31,
                          -----------------------------------------     -----------------
                            1998         1997      1996      1995        1995      1994
                          --------     --------  --------  --------     -------   -------
Net asset value,
 beginning of period      $  19.83     $  16.25  $  14.44  $  10.71     $ 11.59   $ 10.00
------------------------  --------     --------  --------  --------     -------   -------
Income from investment
 operations:
  Net investment income       0.08         0.08      0.07      0.09        0.06      0.02
------------------------  --------     --------  --------  --------     -------   -------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)                6.57         4.27      2.52      3.65       (0.88)     1.59
------------------------  --------     --------  --------  --------     -------   -------
   Total from investment
    operations                6.65         4.35      2.59      3.74       (0.82)     1.61
------------------------  --------     --------  --------  --------     -------   -------
Less distributions:
  Dividends from net
   investment income         (0.09)       (0.09)    (0.06)    (0.01)      (0.06)    (0.02)
------------------------  --------     --------  --------  --------     -------   -------
  Distributions from net
   realized gains            (1.59)       (0.68)    (0.72)       --          --        --
------------------------  --------     --------  --------  --------     -------   -------
   Total distributions       (1.68)       (0.77)    (0.78)    (0.01)      (0.06)    (0.02)
------------------------  --------     --------  --------  --------     -------   -------
Net asset value, end of
 period                   $  24.80     $  19.83  $  16.25  $  14.44     $ 10.71   $ 11.59
========================  ========     ========  ========  ========     =======   =======
Total return(a)              34.12%       26.87%    18.09%    34.89%      (7.11)%   16.07%
========================  ========     ========  ========  ========     =======   =======

RATIOS/SUPPLEMENTAL  DATA:

Net assets, end of
 period (000s omitted)    $371,915     $258,852  $178,638  $102,600     $45,497   $25,115
========================  ========     ========  ========  ========     =======   =======
Ratio of expenses to
 average net assets           0.72%(b)     0.73%     0.78%     0.84%(c)    0.95%     0.85%(c)(d)
========================  ========     ========  ========  ========     =======   =======
Ratio of net investment
 income to average net
 assets                       0.41%(b)     0.54%     0.79%     0.95%(c)    0.71%     0.51%(c)(d)
========================  ========     ========  ========  ========     =======   =======
Portfolio turnover rate        133%         132%      143%      125%        179%       99%
========================  ========     ========  ========  ========     =======   =======

(a) Total returns are not annualized for periods less than one year.
(b) Ratios are based on average net assets of $302,803,063.
(c) Annualized.
(d) After fee waivers and/or expense reimbursement. Ratios of expenses and net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were 1.50%
    (annualized) and (0.14)% (annualized), respectively.

                              AIM V.I. GROWTH FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. High Yield Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1998, the related statement of operations, the statement of changes in net assets, and the financial highlights for the period May 1, 1998 (commencement of operations) through December 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. High Yield Fund, as of December 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the period May 1, 1998 (commencement of operations) through December 31, 1998 in conformity with generally accepted accounting principles.

                                   /s/ TAIT, WELLER & BAKER
                                   ------------------------------
                                   TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 3, 1999


                            AIM V.I. HIGH YIELD FUND

SCHEDULE OF INVESTMENTS

December 31, 1998

                                                           PRINCIPAL   MARKET
                                                            AMOUNT     VALUE
CORPORATE BONDS & NOTES - 91.37%

AEROSPACE/DEFENSE - 1.42%

Pacific Aerospace & Electronics, Inc., Sr. Sub. Notes,
 11.25%, 08/01/05(a) (Acquired 07/24/98; Cost $150,000)    $150,000  $  113,250
-------------------------------------------------------------------------------

AIR FREIGHT - 1.99%

Atlas Air, Inc., Sr. Unsec. Notes, 10.75%, 08/01/05         150,000     158,250
-------------------------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE) - 3.26%

EchoStar DBS Corp., Sr. Sec. Gtd. Notes, 12.50%, 07/01/02   150,000     174,000
-------------------------------------------------------------------------------
Park N View, Inc., Series B Sr. Notes, 13.00%,
 05/15/08(b)                                                100,000      85,500
-------------------------------------------------------------------------------
                                                                        259,500
-------------------------------------------------------------------------------

BUILDING MATERIALS - 2.37%

Congoleum Corp., Sr. Unsec. Notes, 8.625%, 08/01/08         100,000      99,000
-------------------------------------------------------------------------------
Imperial Home Decor Group, Series B Sr. Unsec. Gtd. Sub.
 Notes, 11.00%, 03/15/08                                    100,000      89,500
-------------------------------------------------------------------------------
                                                                        188,500
-------------------------------------------------------------------------------

COMPUTERS (NETWORKING) - 4.35%

Convergent Communications, Series B Sr. Unsec. Notes,
 13.00%, 04/01/08(c)                                         90,000      43,650
-------------------------------------------------------------------------------
Exodus Communications, Sr. Unsec. Notes, 11.25%, 07/01/08   300,000     303,000
-------------------------------------------------------------------------------
                                                                        346,650
-------------------------------------------------------------------------------

COMPUTERS (PERIPHERALS) - 0.76%

Metal Management, Inc., Sr. Unsec. Gtd. Sub. Notes,
 10.00%, 05/15/08                                           100,000      60,500
-------------------------------------------------------------------------------

CONSTRUCTION (CEMENT & AGGREGATES) - 1.65%

Schuff Steel Co., Sr. Unsec. Gtd. Sub. Notes, 10.50%,
 06/01/08                                                   150,000     131,250
-------------------------------------------------------------------------------

CONTAINERS & PACKAGING (PAPER) - 1.05%

BPC Holding Corp., Series B Sr. Sec. Notes, 12.50%,
 06/15/06                                                    80,000      83,600
-------------------------------------------------------------------------------

FOODS - 0.80%

RAB Enterprise, Inc., Sr. Notes, 13.00%, 05/01/08(a)
 (Acquired 05/05/98; Cost $90,900)                           90,000      63,450
-------------------------------------------------------------------------------

GAMING, LOTTERY & PARIMUTUEL COMPANIES - 12.18%

Alliance Gaming Corp., Series B Sr. Unsec. Gtd. Sub.
 Notes, 10.00%, 08/01/07                                    100,000      90,500
-------------------------------------------------------------------------------
Circus Circus Enterprises, Inc., Sr. Sub. Notes, 9.25%,
 12/01/05                                                   300,000     311,175
-------------------------------------------------------------------------------
Majestic Star Casino, LLC, Sr. Sec. Notes, 12.75%,
 05/15/03                                                   150,000     156,750
-------------------------------------------------------------------------------
Resort at Summerlin/RAS Co., Sr. Unsec. Sub. PIK Notes,
 13.00%, 12/15/07                                           111,000     106,005
-------------------------------------------------------------------------------

                                                           PRINCIPAL   MARKET
                                                            AMOUNT     VALUE
GAMING, LOTTERY & PARIMUTUEL COMPANIES - (CONTINUED)

Venetian Casino Resort LLC, Sec. Gtd. Mortgage Notes,
 12.25%, 11/15/04                                          $ 325,000 $  305,500
-------------------------------------------------------------------------------
                                                                        969,930
-------------------------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER) - 1.91%

Biovail Corp., Sr. Notes, 10.875%, 11/15/05(a) (Acquired
 11/10/98 - 11/24/98; Cost $151,650)                         150,000    152,250
-------------------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 6.34%

Alaris Medical, Inc., Sr. Disc. Notes, 11.125%,
 08/01/08(a)(d) (Acquired 07/23/98; Cost $121,856)           200,000    110,000
-------------------------------------------------------------------------------
Alliance Imaging, Sr. Sub. Notes, 9.625%, 12/15/05           200,000    199,000
-------------------------------------------------------------------------------
Everest Healthcare Services Corp., Sr. Unsec. Gtd. Sub.
 Notes, 9.75%, 05/01/08                                      100,000     99,500
-------------------------------------------------------------------------------
Mediq, Inc., Sr. Unsec. Gtd. Sub. Notes, 11.00%, 06/01/08    100,000     96,500
-------------------------------------------------------------------------------
                                                                        505,000
-------------------------------------------------------------------------------

HOMEBUILDING - 0.24%

Schuler Homes, Sr. Unsec. Gtd. Notes, 9.00%, 04/15/08         20,000     19,500
-------------------------------------------------------------------------------

HOUSEWARES - 4.03%

Decora Industries, Inc., Series B Sr. Sec. Gtd. Notes,
 11.00%, 05/01/05                                            340,000    321,300
-------------------------------------------------------------------------------

LODGING-HOTELS - 7.33%

American Skiing Co., Series B Sr. Sub. Notes, 12.00%,
 07/15/06                                                    300,000    313,500
-------------------------------------------------------------------------------
Booth Creek Ski Holdings, Sr. Unsec. Gtd. Notes, 12.50%,
 03/15/07                                                     90,000     89,550
-------------------------------------------------------------------------------
Stena Line A.B. (Sweden), Sr. Unsec. Yankee Notes,
 10.625%, 06/01/08                                           200,000    181,000
-------------------------------------------------------------------------------
                                                                        584,050
-------------------------------------------------------------------------------

MANUFACTURING (DIVERSIFIED) - 2.47%

Anthony Crane Rentals, Sr. Notes, 10.375%, 08/01/08(a)
 (Acquired 07/15/98 - 07/20/98; Cost $100,375)               100,000     96,500
-------------------------------------------------------------------------------
Generac Portable Products, Sr. Sub. Notes, 11.25%,
 07/01/06(a) (Acquired 07/02/98; Cost $100,000)              100,000    100,500
-------------------------------------------------------------------------------
                                                                        197,000
-------------------------------------------------------------------------------

MANUFACTURING (SPECIALIZED) - 7.02%

Brand Scaffold Services, Sr. Unsec. Notes, 10.25%,
 02/15/08                                                    150,000    143,250
-------------------------------------------------------------------------------
Derby Cycle Corp., Sr. Notes, 10.00%, 05/15/08(a)
 (Acquired 05/07/98; Cost $100,000)                          100,000     86,500
-------------------------------------------------------------------------------
Globe Manufacturing Corp., Sr. Sub. Notes, 10.00%,
 08/01/08(a) (Acquired 07/28/98 - 10/27/98; Cost
 $179,193)                                                   200,000    182,000
-------------------------------------------------------------------------------
Omega Cabinets, Sr. Sub. Notes, 10.50%, 06/15/07             150,000    147,750
-------------------------------------------------------------------------------
                                                                        559,500
-------------------------------------------------------------------------------

                            AIM V.I. HIGH YIELD FUND

                                                          PRINCIPAL   MARKET
                                                           AMOUNT     VALUE
OIL & GAS (EXPLORATION & PRODUCTION) - 0.71%

Lodestar Holdings Inc., Sr. Unsec. Gtd. Notes, 11.50%,
 05/15/05                                                 $ 70,000  $   56,350
------------------------------------------------------------------------------

PUBLISHING - 1.05%

Liberty Group Publishing, Inc., Sr. Unsec. Disc. Deb.,
 11.625%, 02/01/09(d)                                      150,000      83,250
------------------------------------------------------------------------------

RAILROAD - 1.01%

TFM SA de CV. (Mexico), Sr. Gtd. Yankee Notes, 10.25%,
 06/15/07                                                   95,000      80,750
------------------------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE) - 1.97%

Plainwell, Inc., Series B Sr. Unsec. Sub. Notes, 11.00%,
 03/01/08                                                  200,000     157,000
------------------------------------------------------------------------------

RETAIL (SPECIALTY) - 5.00%

CEX Holdings, Inc., Series B Sr. Unsec. Gtd. Sub. Notes,
 9.625%, 06/01/08                                           95,000      85,975
------------------------------------------------------------------------------
National Vision Associates, Sr. Notes, 12.75%,
 10/15/05(a) (Acquired 10/05/98; Cost $148,296)            150,000     159,750
------------------------------------------------------------------------------
Rent-A-Center, Inc., Sr. Sub. Notes, 11.00%, 08/15/08(a)
 (Acquired 08/13/98; Cost $150,000)                        150,000     153,000
------------------------------------------------------------------------------
                                                                       398,725
------------------------------------------------------------------------------

SERVICES (FACILITIES & ENVIRONMENTAL) - 0.12%

ATC Group Services, Inc., Sr. Unsec. Gtd. Sub. Notes,
 12.00%, 01/15/08(e)                                       100,000       9,500
------------------------------------------------------------------------------

SHIPPING - 2.10%

Millenium Seacarriers, First Priority Ship Mortgage
 Notes, 12.00%, 07/15/05(a)(f) (Acquired 07/20/98; Cost
 $96,733)                                                  100,000      80,500
------------------------------------------------------------------------------
Pegasus Shipping Hellas Co. (Bermuda), Sr. Sec. Gtd.
 Mortgage Notes, 11.875%, 11/15/04                         100,000      86,500
------------------------------------------------------------------------------
                                                                       167,000
------------------------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 11.26%

Dobson Communications Corp., Sr. Notes, 11.75%, 04/15/07   200,000     203,500
------------------------------------------------------------------------------
Metrocall, Inc., Sr. Sub. Notes, 11.00%, 09/15/08(a)
 (Acquired 12/17/98; Cost $337,634)                        340,000     343,400
------------------------------------------------------------------------------
Nextel Communications, Inc., Sr. Notes, 12.00%,
 11/01/08(a) (Acquired 10/28/98; Cost $221,801)            225,000     247,500
------------------------------------------------------------------------------
Spectrasite Holdings, Inc., Sr. Disc. Notes, 12.00%,
 07/15/08(a)(d) (Acquired 06/23/98; Cost $117,927)         200,000     103,000
------------------------------------------------------------------------------
                                                                       897,400
------------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 5.36%

Long Distance Direct, Inc., Sr. Notes, 12.25%,
 04/15/08(a)(g) (Acquired 05/05/98 - 10/01/98; Cost
 $131,064)                                                 140,000     120,750
------------------------------------------------------------------------------
Versatel Telecom B.V. (Netherlands), Sr. Notes, 13.25%,
 05/15/08                                                  100,000     102,000
------------------------------------------------------------------------------
Versatel Telecom B.V. (Netherlands), Sr. Notes, 13.25%,
 05/15/08(a)(h) (Acquired 11/17/98;
 Cost $192,036)                                            200,000     204,000
------------------------------------------------------------------------------
                                                                       426,750
------------------------------------------------------------------------------

                                                          PRINCIPAL   MARKET
                                                           AMOUNT     VALUE
TELEPHONE - 2.48%

Dobson Communications Corp., Sr. Unsec. Notes, 12.25%,
 06/15/08                                                 $100,000  $   92,750
------------------------------------------------------------------------------
US Xchange LLC, Sr. Unsec. Notes, 15.00%, 07/01/08         100,000     105,250
------------------------------------------------------------------------------
                                                                       198,000
------------------------------------------------------------------------------

TRUCK & PARTS - 1.14%

HDA Part System, Inc., Sr. Sub. Notes, 12.00%,
 08/01/05(a) (Acquired 07/28/98; Cost $100,000)            100,000      90,500
------------------------------------------------------------------------------
  Total Corporate Bonds & Notes
   (Cost $7,595,612)                                                 7,278,705
------------------------------------------------------------------------------
                                                           SHARES
PREFERRED STOCK - 1.04%

BROADCASTING (TELEVISION, RADIO, & CABLE) - 1.04%

Benedek Communications, 11.50% PIK Pfd. (Cost $100,000)        102      83,130
------------------------------------------------------------------------------
WARRANTS - 0.10%

BROADCASTING (TELEVISION, RADIO & CABLE) - 0.08%

Park N View, Inc., expiring 05/15/08 (United Kingdom)(i)       100       6,200
------------------------------------------------------------------------------

COMPUTERS (NETWORKING) - 0.00%

Convergent Communications, expiring 04/01/08(i)                360           4
------------------------------------------------------------------------------

GAMING, LOTTERY & PARIMUTUEL COMPANIES - 0.00%

Resort At Summerlin/RAS Co., expiring 12/15/07(i)              100           1
------------------------------------------------------------------------------

METAL FABRICATORS - 0.00%

Gulf States Steel, Inc., expiring 04/15/03(i)                   60           1
------------------------------------------------------------------------------

SHIPPING - 0.01%

Millenium Seacarriers, expiring 07/15/03(i)                    100         625
------------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 0.01%

Long Distance Direct, Inc., expiring 04/13/08(i)               140         350
------------------------------------------------------------------------------
Versatel Telecom B.V. (New Zealand), expiring
 05/15/08(i)                                                   100       1,012
------------------------------------------------------------------------------
                                                                         1,362
------------------------------------------------------------------------------
  Total Warrants (Cost $166)                                             8,193
------------------------------------------------------------------------------
                                                          PRINCIPAL
                                                           AMOUNT

REPURCHASE AGREEMENT - 4.47%(j)

SBC Warburg Dillion Read, Inc., 4.75%, 1/04/99(k) (Cost
 $356,078)                                                $356,078     356,078
------------------------------------------------------------------------------
TOTAL INVESTMENTS - 96.98%                                           7,726,106
------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 3.02%                                  240,195
------------------------------------------------------------------------------
NET ASSETS - 100.00%                                                $7,966,301
================================================================================


                            AIM V.I. HIGH YIELD FUND

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The aggregate market value of these securities at 12/31/98 was $2,202,850 which represented 27.65% of the Fund's net assets.
(b) Issued as a unit. This unit also includes 100 warrants to purchase 6.73833 shares of common stock per warrant.
(c) Issued as a unit. This unit also includes 360 warrants to purchase 10.8 shares of common stock per warrant.
(d) Step bond issued at a discount. Interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(e) Defaulted security. Currently, the issuer is partially in default with respect to interest payments.
(f) Issued as a unit. This unit also includes 100 warrants to purchase 1.9 shares of common stock per warrant.
(g) Issued as a unit. This unit also includes 140 warrants to purchase 15.0874 shares of common stock per warrant.
(h) Issued as unit. This unit also includes 100 warrants to purchase 6.667 shares of common stock per warrant.
(i) Non-income producing security.
(j) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investments advisor or its affiliates.
(k) Joint repurchase agreement entered into 12/31/98 with a maturing value of $1,000,527,778. Collateralized by $2,207,068,000 U.S. Government
    obligations, 0% to 6.75% due 06/30/99 to 11/15/21 with an aggregate market value at 12/31/98 of $1,020,001,079.

Abbreviations:

Deb.   - Debentures
Disc.  - Discounted
Gtd.   - Guaranteed
Pfd.   - Preferred
PIK    - Payment in Kind
Sec.   - Secured
Sr.    - Senior
Sub.   - Subordinated
Unsec. - Unsecured


See Notes to Financial Statements.


                            AIM V.I. HIGH YIELD FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1998


ASSETS:

Investments, at market value (cost $8,051,856)            $  7,726,106
----------------------------------------------------------------------
Cash                                                             7,980
----------------------------------------------------------------------
Receivables for:
 Capital stock sold                                             15,759
----------------------------------------------------------------------
 Dividends and interest                                        194,385
----------------------------------------------------------------------
 Reimbursement from advisor                                     28,175
----------------------------------------------------------------------
Investment for deferred compensation plan                        2,781
----------------------------------------------------------------------
Other assets                                                     3,402
----------------------------------------------------------------------
  Total assets                                               7,978,588
----------------------------------------------------------------------

LIABILITIES:

Payables for Capital stock reacquired                               57
----------------------------------------------------------------------
Deferred compensation plan                                       2,781
----------------------------------------------------------------------
Accrued administrative services fees                               663
----------------------------------------------------------------------
Accrued operating expenses                                       8,786
----------------------------------------------------------------------
  Total liabilities                                             12,287
----------------------------------------------------------------------
Net assets applicable to shares outstanding               $  7,966,301
======================================================================

CAPITAL SHARES, $0.001 PAR VALUE PER SHARE:

 Authorized                                                250,000,000
----------------------------------------------------------------------
 Outstanding                                                   901,675
======================================================================
Net asset value, offering and redemption price per share         $8.84
======================================================================

STATEMENT OF OPERATIONS

For the period May 1, 1998 (date operations commenced) through December 31, 1998


INVESTMENT INCOME:

Interest                                                             $ 360,052
-------------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                           20,728
-------------------------------------------------------------------------------
Administrative services fees                                            27,339
-------------------------------------------------------------------------------
Custodian fees                                                          12,190
-------------------------------------------------------------------------------
Directors' fees and expenses                                             6,309
-------------------------------------------------------------------------------
Professional fees                                                       10,645
-------------------------------------------------------------------------------
Other                                                                    5,661
-------------------------------------------------------------------------------
   Total expenses                                                       82,872
-------------------------------------------------------------------------------
Less: Expenses paid indirectly                                            (655)
-------------------------------------------------------------------------------
  Fees waived and reimbursed by advisor                                (45,526)
-------------------------------------------------------------------------------
   Net expenses                                                         36,691
-------------------------------------------------------------------------------
Net investment income                                                  323,361
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES:

Net realized gain (loss) from investment securities                   (367,230)
-------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment securities   (325,750)
-------------------------------------------------------------------------------
 Net gain (loss) from investment securities                           (692,980)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations      $(369,619)
===============================================================================

See Notes to Financial Statements.

                            AIM V.I. HIGH YIELD FUND

STATEMENT OF CHANGES IN NET ASSETS

For the period May 1, 1998 (date operations commenced) through December 31,
1998

OPERATIONS:

 Net investment income                                            $  323,361
-----------------------------------------------------------------------------
 Net realized gain (loss) from investment securities                (367,230)
-----------------------------------------------------------------------------
 Net unrealized appreciation (depreciation) of investment
  securities                                                        (325,750)
-----------------------------------------------------------------------------
     Net increase (decrease) in net assets resulting from
      operations                                                    (369,619)
-----------------------------------------------------------------------------
Dividends to shareholders from net investment income                (330,305)
-----------------------------------------------------------------------------
 Net increase from capital stock transactions                      8,666,225
-----------------------------------------------------------------------------
     Net increase in net assets                                    7,966,301
-----------------------------------------------------------------------------

NET ASSETS:

 Beginning of period                                                       -
-----------------------------------------------------------------------------
 End of period                                                    $7,966,301
=============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)                       $8,662,066
-----------------------------------------------------------------------------
 Undistributed net investment income (loss)                           (2,785)
-----------------------------------------------------------------------------
 Undistributed net realized gain (loss) from investment
  securities                                                        (367,230)
-----------------------------------------------------------------------------
 Unrealized appreciation (depreciation) of investment
  securities                                                        (325,750)
-----------------------------------------------------------------------------
                                                                  $7,966,301
=============================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 1998

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of fifteen portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. High Yield Fund (the "Fund"). The Fund's investment objective is to achieve a high level of current income by investing primarily in publicly traded non-investment grade debt securities. The Fund will also consider the possibility of capital growth when it purchases and sells securities. Debt securities of less than investment grade are considered "high risk" securities (commonly referred to as junk bonds). These bonds may involve special risks in addition to the risks associated with investment in higher rated debt securities. High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade bonds. Also, the secondary market in which high yield bonds are traded may be less liquid than the market for higher grade bonds. The Fund commenced operations on May 1, 1998. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - Debt securities (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Investment securities for which prices are not provided by the pricing service and which are listed or traded on an exchange (except convertible bonds) are valued at the last sales price on the exchange where principally traded or, lacking any sales on a particular day, at the mean between the closing bid and asked prices on that day unless the Board of Directors, or persons designated by the Board of Directors, determines that over-the-counter quotations more closely reflect the current market value of the security. Securities traded in the over-the-counter market, except (i) securities priced by the pricing service, (ii) securities for which representative exchange prices are available, and (iii) securities reported in the NASDAQ National Market System, are valued at the mean between representative last bid and asked prices obtained from an electronic quotation reporting system, if such prices are available, or from established market makers. Each security reported in the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean between the closing bid and asked prices. Securities for which market quotations either are not


                           AIM V.I. HIGH YIELD FUND
   readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.
B. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On December 31, 1998 additional paid-in capital was decreased by $4,159 and undistributed net investment income was increased by $4,159 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund had capital loss carryforwards (which may be carried forward to offset future taxable capital gains, if any) of $247,108, which expires, if not previously utilized, through the year 2006. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.625% of the first $200 million of the Fund's average daily net assets, plus 0.55% of the Fund's average daily net assets of the next $300 million, plus 0.50% of the Fund's average daily net assets of the next $500 million, plus 0.45% of the Fund's average daily net assets in excess of $1 billion. During the period May 1, 1998 (date operations commenced) through December 31, 1998, AIM waived fees and reimbursed expenses of $45,526.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services and other administrative services to the Fund. During the period May 1, 1998 (date operations commenced) through December 31, 1998, AIM was reimbursed $27,339 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the period May 1, 1998 (date operations commenced) through December
31, 1998, the Fund incurred legal fees of $1,697 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - INDIRECT EXPENSES
The Fund received reductions in custodian fees of $655 under an expense offset arrangement. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $655 during the period May 1, 1998 (date operations commenced) through December 31, 1998.

NOTE 4 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest a director's fees, if so elected by such director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold during the period May 1, 1998 (date operations commenced) through December 31, 1998 was $9,741,226 and $1,711,250, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of December 31, 1998 is as follows:

Aggregate unrealized appreciation of investment securities           $ 152,901
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (478,651)
-------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment securities  $(325,750)
===============================================================================

 Investments have the same cost for tax and financial statements.


                           AIM V.I. HIGH YIELD FUND

NOTE 6 - CAPITAL STOCK
Changes in capital stock outstanding during the period May 1, 1998 (date operations commenced) through December 31, 1998 were as follows:

                                     SHARES     AMOUNT
                                     -------  ----------
Sold                                 910,186  $8,767,632
---------------------------------------------------------
Issued as reinvestment of dividends   37,577     330,305
---------------------------------------------------------
Reacquired                           (46,088)   (431,712)
---------------------------------------------------------
                                     901,675  $8,666,225
=========================================================

NOTE 7 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during the period May 1, 1998 (date operations commenced) through December 31, 1998.

                                                                   1998
                                                                  ------
Net asset value, beginning of period                              $10.00
----------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.39
----------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)  (1.15)
----------------------------------------------------------------------
   Total from investment operations                                (0.76)
----------------------------------------------------------------------
Less dividends from net investment income                          (0.40)
----------------------------------------------------------------------
Net asset value, end of period                                    $ 8.84
================================================================= ======
Total return(a)                                                    (7.61)%
================================================================= ======

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000s omitted)                          $7,966
================================================================= ======
Ratio of expenses to average net assets(b)                          1.13%(c)
================================================================= ======
Ratio of net investment income to average net assets(d)             9.75%(c)
================================================================= ======
Portfolio turnover rate                                               39%
================================================================= ======

(a) Total return is not annualized.
(b) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.50% (annualized).
(c) Ratios are based on average net assets of $4,940,917.
(d) After fee waivers and/or expense reimbursements. Ratio of net investment income to average net assets prior to fee waivers and/or expense reimbursements was 8.36% (annualized).


                            AIM V.I. HIGH YIELD FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. International Equity Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. International Equity Fund, as of December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (commencement of operations) through January 31, 1994 in conformity with generally accepted accounting principles.

                                 /s/ TAIT, WELLER & BAKER
                                 ------------------------------
                                 TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 3, 1999


                       AIM V.I. INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 1998

                                                                      MARKET
                                                          SHARES       VALUE

FOREIGN STOCKS & OTHER EQUITY INTERESTS - 91.58%

ARGENTINA - 1.11%

Telefonica de Argentina S.A.-ADR (Telephone)              29,300 $    818,569
-----------------------------------------------------------------------------
YPF Sociedad Anonima-ADR (Oil-International
 Integrated)                                              65,900    1,841,081
-----------------------------------------------------------------------------
                                                                    2,659,650
-----------------------------------------------------------------------------

AUSTRALIA - 0.87%

AMP Ltd. (Insurance-Life/Health)(a)                      120,800    1,529,244
-----------------------------------------------------------------------------
Cable & Wireless Optus, Ltd. (Telephone)(a)              268,000      562,851
-----------------------------------------------------------------------------
                                                                    2,092,095
-----------------------------------------------------------------------------

BELGIUM - 3.25%

Barco N.V. (Manufacturing-Diversified)                     4,000    1,123,010
-----------------------------------------------------------------------------
Colruyt N.V. (Retail-Food Chains)                          2,600    2,167,294
-----------------------------------------------------------------------------
Delhaize-Le Lion, S.A. (Retail-Food & Drug)(a)            29,000    2,551,664
-----------------------------------------------------------------------------
UCB S.A. (Manufacturing-Diversified)                         320    1,963,531
-----------------------------------------------------------------------------
                                                                    7,805,499
-----------------------------------------------------------------------------

BRAZIL - 0.95%

Companhia Brasileira de Distribuicao Grupo Pao de
 Acucar-Pfd. (Retail-Food Chain)                          57,700      894,350
-----------------------------------------------------------------------------
Embratel Participacoes S.A. ADR (Telephone)(a)            14,100      196,519
-----------------------------------------------------------------------------
Petroleo Brasileiro S.A.-Petrobras-Pfd. (Oil & Gas-
 Exploration & Production)                                 3,013      341,719
-----------------------------------------------------------------------------
Tele Celular Sul Participacoes S.A.
 (Telecommunications-Cellular/Wireless)(a)                 1,410       24,587
-----------------------------------------------------------------------------
Tele Centro Oeste Celular Participacoes S.A.
 (Telecommunication-Cellular/Wireless)(a)                      1            3
-----------------------------------------------------------------------------
Tele Centro Sul Participacoes S.A. (Telephone)(a)          2,820      117,911
-----------------------------------------------------------------------------
Tele Sudeste Celular Participacoes S.A.
 (Telecommunications-Cellular/Wireless)                    2,820       58,339
-----------------------------------------------------------------------------
Telecomunicacoes Brasileiras S.A.-ADR (Telephone)         14,100        1,542
-----------------------------------------------------------------------------
Telesp Celular Participacoes S.A.
 (Telecommunications-Cellular/Wireless)(a)                 5,640       98,700
-----------------------------------------------------------------------------
Telesp Celular S.A. (Telecommunications-
 Cellular/Wireless)(a)                                     5,500      241,763
-----------------------------------------------------------------------------
Telesp Participacoes S.A.-ADR (Telephone)                 14,100      311,963
-----------------------------------------------------------------------------
                                                                    2,287,396
-----------------------------------------------------------------------------

CANADA - 5.55%

ATI Technologies, Inc. (Computers-Hardware)(a)            43,100      491,565
-----------------------------------------------------------------------------
Bank of Montreal (Banks-Major Regional)                   35,000    1,411,438
-----------------------------------------------------------------------------
BCE Inc. (Telephone)                                      32,300    1,221,278
-----------------------------------------------------------------------------
Bombardier Inc. (Aerospace/Defense)                      137,600    1,978,562
-----------------------------------------------------------------------------

                                                                        MARKET
                                                             SHARES      VALUE
CANADA - (CONTINUED)

Canadian National Railway Co. (Railroads)                    9,000 $    466,874
-------------------------------------------------------------------------------
Imasco Ltd. (Manufacturing-Diversified)                     95,600    2,043,216
-------------------------------------------------------------------------------
Northern Telecom Ltd.-ADR (Communications Equipment)        10,917      547,215
-------------------------------------------------------------------------------
Royal Bank of Canada (Banks-Major Regional)                 32,500    1,626,062
-------------------------------------------------------------------------------
Suncor Energy, Inc. (Oil-International Integrated)          38,000    1,142,483
-------------------------------------------------------------------------------
Teleglobe, Inc. (Telecommunications)                        39,500    1,419,935
-------------------------------------------------------------------------------
Toronto-Dominion Bank (Banks-Regional)                      28,100      988,092
-------------------------------------------------------------------------------
                                                                     13,336,720
-------------------------------------------------------------------------------

CROATIA - 0.25%

Pliva DD - GDR (Health Care - Drugs-Major
 Pharmaceutical) (Acquired 05/13/98-05/20/98; Cost
 $604,917)(b)                                               36,000      597,600
-------------------------------------------------------------------------------

FINLAND - 1.81%

Nokia Oyj A.B.-Class A (Communications Equipment)           26,200    3,187,285
-------------------------------------------------------------------------------
Sonera Group Oyj (Telecommunications-
 Cellular/Wireless) (Acquired 11/10/98;
 Cost $700,547)(a)(b)                                       65,250    1,152,262
-------------------------------------------------------------------------------
                                                                      4,339,547
-------------------------------------------------------------------------------

FRANCE - 16.11%

Accor S.A. (Lodging-Hotels)                                  5,500    1,190,625
-------------------------------------------------------------------------------
Altran Technologies, S.A. (Services-Commercial &
 Consumer)                                                   3,900      940,549
-------------------------------------------------------------------------------
AXA S.A. (Insurance-Multi-Line)                             13,000    1,883,889
-------------------------------------------------------------------------------
Banque Nationale de Paris (Banks-Major Regional)            36,000    2,963,986
-------------------------------------------------------------------------------
Cap Gemini Sogeti S.A. (Computer-Software & Services)       20,800    3,337,973
-------------------------------------------------------------------------------
Danone (Foods)                                               8,000    2,290,008
-------------------------------------------------------------------------------
Elf Aquitaine S.A. (Oil & Gas-Refining & Marketing)         19,500    2,253,690
-------------------------------------------------------------------------------
Essilor International S.A. (Manufacturing-
 Specialized)                                                2,275      895,429
-------------------------------------------------------------------------------
Etablissements Economiques du Casino Guichard-
 Perrachon (Retail-Food Chains)(a)                          20,400    2,124,126
-------------------------------------------------------------------------------
Legrand S.A. (Housewares)                                    6,900    1,828,232
-------------------------------------------------------------------------------
Pinault-Printemps-Redoute S.A. (Retail-General
 Merchandise)                                               17,800    3,401,091
-------------------------------------------------------------------------------
Promodes (Retail-Food Chains)                                3,650    2,653,833
-------------------------------------------------------------------------------
PSA Peugeot Citreon (Automobiles)                            7,000    1,083,281
-------------------------------------------------------------------------------
Renault S.A. (Automobiles)                                  49,000    2,200,376
-------------------------------------------------------------------------------
Rexal S.A. (Distributors-Food & Health)                     13,600    1,291,994
-------------------------------------------------------------------------------
Rhone-Poulenc-Class A (Chemicals-Diversified)               25,100    1,291,486
-------------------------------------------------------------------------------

                       AIM V.I. INTERNATIONAL EQUITY FUND

                                                                        MARKET
                                                             SHARES      VALUE
FRANCE - (CONTINUED)

Societe Generale (Banks-Major Regional)                      8,550 $  1,384,337
-------------------------------------------------------------------------------
Societe Television Francaise 1 (Broadcasting-
 Television, Radio & Cable)                                  6,600    1,174,881
-------------------------------------------------------------------------------
Suez Lyonnaise des Eaux (Manufacturing-Diversified)         11,600    2,382,467
-------------------------------------------------------------------------------
Total S.A.-Class B (Oil & Gas-Refining & Marketing)          9,500      961,982
-------------------------------------------------------------------------------
Valeo S.A. (Auto Parts & Equipment)                         15,000    1,181,859
-------------------------------------------------------------------------------
                                                                     38,716,094
-------------------------------------------------------------------------------

GERMANY - 5.13%

Allianz A.G. (Insurance-Multi-Line)                          7,600    2,786,606
-------------------------------------------------------------------------------
Bayerische Vereinsbank A.G. (Banks-Major Regional)          27,000    2,114,438
-------------------------------------------------------------------------------
BHF-Bank A.G. (Banks-Major Regional)                        15,000      603,097
-------------------------------------------------------------------------------
DaimlerChrysler A.G. (Automobiles)                          12,964    1,279,751
-------------------------------------------------------------------------------
Dresdner Bank A.G. (Banks-Major Regional)                   38,500    1,617,259
-------------------------------------------------------------------------------
Karstadt A.G. (Retail-Department Stores)                     6,200    3,236,918
-------------------------------------------------------------------------------
Porsche A.G.-Pfd. (Automobiles)                                300      684,109
-------------------------------------------------------------------------------
                                                                     12,322,178
-------------------------------------------------------------------------------

HONG KONG - 1.73%

China Telecom Ltd. (Telecommunications-
 Cellular/Wireless)(a)                                     582,000    1,006,673
-------------------------------------------------------------------------------
Cosco Pacific Ltd. (Financial-Diversified)               2,444,000    1,017,400
-------------------------------------------------------------------------------
Hutchison Whampoa Ltd. (Retail-Food Chains)                242,000    1,710,253
-------------------------------------------------------------------------------
Ng Fung Hong Ltd. (Foods)                                  460,000      412,671
-------------------------------------------------------------------------------
                                                                      4,146,997
-------------------------------------------------------------------------------

INDONESIA - 0.34%

Gulf Indonesia Resources Ltd. (Oil-International
 Integrated)(a)                                            127,400      828,100
-------------------------------------------------------------------------------

IRELAND - 1.95%

Allied Irish Banks PLC (Banks-Regional)                    176,500    3,144,447
-------------------------------------------------------------------------------
Bank of Ireland (Banks-Major Regional)                      70,500    1,543,049
-------------------------------------------------------------------------------
                                                                      4,687,496
-------------------------------------------------------------------------------

ITALY - 6.24%

Assicurazioni Generali (Insurance-Multi-Line)               49,100    2,049,918
-------------------------------------------------------------------------------
Banca Commerciale Italiana (Banks-Major Regional)          109,300      753,930
-------------------------------------------------------------------------------
Banca di Roma (Banks-Major Regional)(a)                    972,000    1,646,760
-------------------------------------------------------------------------------
Credito Italiano S.p.A. (Banks-Major Regional)             333,400    1,975,950
-------------------------------------------------------------------------------
Ente Nazionale Idrocarburi S.p.A. (Oil & Gas-Refining
 & Marketing)                                              189,000    1,235,070
-------------------------------------------------------------------------------
Olivetti S.p.A. (Telecommunications-
 Cellular/Wireless)(a)                                     378,000    1,315,121
-------------------------------------------------------------------------------
San Paolo-IMI S.p.A. (Banks-Major Regional)                122,160    2,158,330
-------------------------------------------------------------------------------
Telecom Italia Mobile S.p.A. (Telecommunications-
 Cellular/Wireless)                                        271,000    2,000,484
-------------------------------------------------------------------------------
Telecom Italia S.p.A. (Telephone)                          217,500    1,855,600
-------------------------------------------------------------------------------
                                                                     14,991,163
-------------------------------------------------------------------------------

                                                                        MARKET
                                                            SHARES       VALUE
JAPAN - 7.68%

Advantest Corp. (Electronics-Instrumentation)(a)            34,700 $  2,199,079
-------------------------------------------------------------------------------
Alps Electric Co., Ltd. (Electronics-Component
 Distributors)(a)                                           47,000      863,206
-------------------------------------------------------------------------------
Hoya Corp.(Manufacturing-Specialized)(a)                    17,000      827,580
-------------------------------------------------------------------------------
Matsushita Communication Industrial Co., Ltd.
 (Telephone)(a)                                             16,000      754,824
-------------------------------------------------------------------------------
Murata Manufacturing Co., Ltd. (Electronics-Component
 Distributors)                                              20,000      830,235
-------------------------------------------------------------------------------
Nippon Telegraph & Telephone Corp. (Telephone)               1,500    1,157,727
-------------------------------------------------------------------------------
Nippon Television Network Corp. (Broadcasting-
 Television, Radio & Cable)                                  2,690      792,857
-------------------------------------------------------------------------------
NTT Data Corp. (Computers-Software & Services)(a)              365    1,812,400
-------------------------------------------------------------------------------
Okuma Corp. (Machine Tools)(a)                             205,000    1,066,915
-------------------------------------------------------------------------------
Omron Corp. (Electronics-Component Distributors)(a)         57,000      780,988
-------------------------------------------------------------------------------
SMC Corp. (Machinery-Diversified)                            5,900      471,039
-------------------------------------------------------------------------------
Sony Corp. (Electronics-Component Distributors)             16,800    1,223,792
-------------------------------------------------------------------------------
Takeda Chemical Industries (Health Care - Drugs-
 Generic & Other)                                           53,000    2,040,627
-------------------------------------------------------------------------------
TDK Corp. (Electrical Equipment)                            17,000    1,554,346
-------------------------------------------------------------------------------
Tokyo Electron Ltd. (Electronics-Semiconductors)(a)         55,000    2,088,423
-------------------------------------------------------------------------------
                                                                     18,464,038
-------------------------------------------------------------------------------

MEXICO - 2.11%

Coca-Cola Femsa S.A.-ADR (Beverages-Non-Alcoholic)          39,800      527,350
-------------------------------------------------------------------------------
Formento Economico Mexicano, S.A. de C.V.-Class B
 (Beverages-Alcoholic)                                      70,720    1,882,920
-------------------------------------------------------------------------------
Grupo Financiero Banamex Accival, S.A. de C.V.
 (Financial-Diversified)(a)                                767,000    1,005,622
-------------------------------------------------------------------------------
Grupo Modelo S.A. de C.V.-Series C (Beverages-
 Alcoholic)                                                387,000      818,955
-------------------------------------------------------------------------------
Grupo Televisa S.A.-GDR (Entertainment)(a)                  33,700      831,969
-------------------------------------------------------------------------------
                                                                      5,066,816
-------------------------------------------------------------------------------

NETHERLANDS - 6.94%

Getronics N.V. (Computers-Software & Services)              42,500    2,104,408
-------------------------------------------------------------------------------
Heineken N.V. (Beverages-Alcoholic)                         46,800    2,815,675
-------------------------------------------------------------------------------
IHC Caland N.V. (Manufacturing-Specialized)                 11,100      460,973
-------------------------------------------------------------------------------
Koninklijke Ahold N.V. (Retail-Food Chains)                 51,800    1,914,024
-------------------------------------------------------------------------------
Koninklijke Numico N.V. (Foods)                             26,000    1,238,952
-------------------------------------------------------------------------------
Laurus N.V. (Retail-General Merchandise)                    23,380      590,039
-------------------------------------------------------------------------------
Randstad Holdings N.V. (Services-Commercial &
 Consumer)                                                  13,000      699,074
-------------------------------------------------------------------------------
Vendex N.V. (Retail-General Merchandise)                    33,400      810,904
-------------------------------------------------------------------------------
Verenigde Nederlandse Uitgeversbedrijven Verenigd
 Bezit (Publishing)                                         90,100    3,396,380
-------------------------------------------------------------------------------
Wolters Kluwer N.V. (Specialty Printing)(a)                 12,350    2,642,014
-------------------------------------------------------------------------------
                                                                     16,672,443
-------------------------------------------------------------------------------


                       AIM V.I. INTERNATIONAL EQUITY FUND

                                                                       MARKET
                                                           SHARES       VALUE
NORWAY - 0.18%

Merkantildata A.S.A (Services-Commercial & Consumer)       44,000 $    434,371
------------------------------------------------------------------------------

PHILIPPINES - 0.30%

Philippine Long Distance Telephone Co.-ADR
 (Telephone)                                               11,600      300,875
------------------------------------------------------------------------------
Philippine Long Distance Telephone Co. (Telephone)         16,660      429,935
------------------------------------------------------------------------------
                                                                       730,810
------------------------------------------------------------------------------

PORTUGAL - 2.44%

Banco Comercial Portugues, S.A. (Banks-Major
 Regional)                                                 66,200    2,037,072
------------------------------------------------------------------------------
Electricidade de Portugal, S.A.-ADR (Electric
 Companies)                                                13,800      614,962
------------------------------------------------------------------------------
Electricidade de Portugal, S.A. (Electric Companies)       25,000      550,915
------------------------------------------------------------------------------
Portugal Telecom S.A. (Telephone)                          35,900    1,647,469
------------------------------------------------------------------------------
Telecel-Comunicacaoes Pessoais, S.A.
 (Telecommunications-Cellular/Wireless)                     5,000    1,022,980
------------------------------------------------------------------------------
                                                                     5,873,398
------------------------------------------------------------------------------

SINGAPORE - 0.24%

Keppel Corp. Ltd. (Engineering & Construction)(a)         217,000      581,472
------------------------------------------------------------------------------

SPAIN - 2.96%

Corp. Financiera Reunida, S.A. (Investment
 Management)(a)                                            49,400      742,372
------------------------------------------------------------------------------
Endesa S.A. (Electric Companies)                           49,200    1,302,119
------------------------------------------------------------------------------
Iberdrola S.A. (Electric Companies)                       148,000    2,765,820
------------------------------------------------------------------------------
Telefonica de Espana (Telephone)                           50,900    2,260,710
------------------------------------------------------------------------------
Telefonica de Espana-Rights, expiring 01/30/99
 (Telephone)                                               50,900       45,143
------------------------------------------------------------------------------
                                                                     7,116,164
------------------------------------------------------------------------------

SWEDEN - 1.09%

Hennes & Mauritz A.B.-Class B (Retail-Specialty-
 Apparel)                                                  21,494    1,752,343
------------------------------------------------------------------------------
WM-Data A.B. (Computers-Software & Services)               20,500      873,523
------------------------------------------------------------------------------
                                                                     2,625,866
------------------------------------------------------------------------------

SWITZERLAND - 4.35%

Adecco S.A. (Services-Commercial & Consumer)(a)             2,600    1,187,154
------------------------------------------------------------------------------
Julius Baer Holding A.G. (Banks-Major Regional)(a)            230      764,601
------------------------------------------------------------------------------
Nestle S.A. (Foods)                                           800    1,741,917
------------------------------------------------------------------------------
Novartis A.G. (Health Care-Diversified)                     1,380    2,713,370
------------------------------------------------------------------------------
UBS A.G. (Banks-Major Regional)                             7,107    2,184,062
------------------------------------------------------------------------------
Zurich Allied A.G. (Insurance-Multi-Line)(a)                2,500    1,851,515
------------------------------------------------------------------------------
                                                                    10,442,619
------------------------------------------------------------------------------

                                                                        MARKET
                                                           SHARES        VALUE
UNITED KINGDOM - 18.00%

Airtours PLC (Services-Commercial & Consumer)              135,450 $    859,898
-------------------------------------------------------------------------------
Bodycote International PLC (Chemicals-Specialty)            40,500      553,600
-------------------------------------------------------------------------------
British Aerospace PLC (Aerospace/Defense)                  226,200    1,915,321
-------------------------------------------------------------------------------
British Energy PLC (Electric Companies-Utilities)          219,000    2,502,198
-------------------------------------------------------------------------------
British Petroleum Co. PLC (Oil & Gas-Refining &
 Marketing)                                                113,800    1,697,390
-------------------------------------------------------------------------------
Cable & Wireless PLC (Telecommunications-
 Cellular/Wireless)                                        107,810    1,324,062
-------------------------------------------------------------------------------
Compass Group PLC (Services-Commercial & Consumer)         156,000    1,784,980
-------------------------------------------------------------------------------
EMAP PLC (Publishing)                                       93,100    1,779,313
-------------------------------------------------------------------------------
General Electric Co. PLC (Manufacturing-Diversified)       262,600    2,367,551
-------------------------------------------------------------------------------
GKN PLC (Manufacturing-Diversified)                        100,000    1,325,365
-------------------------------------------------------------------------------
Hays PLC (Services-Commercial & Consumer)                  278,800    2,444,106
-------------------------------------------------------------------------------
Kingfisher PLC (Retail-Department Stores)                  261,000    2,821,582
-------------------------------------------------------------------------------
Ladbroke Group PLC (Leisure Time-Products)                 234,000      939,156
-------------------------------------------------------------------------------
Logica PLC (Computer Software/Services)                     92,500      803,986
-------------------------------------------------------------------------------
Misys PLC (Services-Commercial & Consumer)                 127,500      927,558
-------------------------------------------------------------------------------
Orange PLC (Telecommunications)(a)                         172,000    1,996,640
-------------------------------------------------------------------------------
Pearson PLC (Specialty Printing)                           106,300    2,107,553
-------------------------------------------------------------------------------
Provident Financial PLC (Consumer Finance)                  89,543    1,316,982
-------------------------------------------------------------------------------
Railtrack Group PLC (Shipping)                              78,644    2,053,272
-------------------------------------------------------------------------------
Rentokil Initial PLC (Services-Commercial & Consumer)      375,000    2,823,152
-------------------------------------------------------------------------------
Seton Scholl Healthcare PLC (Healthcare-Medical
 Products & Supplies)(a)                                    42,000      586,318
-------------------------------------------------------------------------------
Somerfield PLC (Retail-Food Chains)                        145,000      968,720
-------------------------------------------------------------------------------
Stagecoach Holdings PLC (Shipping)                         145,000      576,534
-------------------------------------------------------------------------------
Unilever PLC (Foods)                                       208,000    2,329,850
-------------------------------------------------------------------------------
Vodafone Group PLC (Telecommunications-
 Cellular/Wireless)                                        185,000    3,000,726
-------------------------------------------------------------------------------
WPP Group PLC (Services-Advertising/ Marketing)            240,000    1,458,816
-------------------------------------------------------------------------------
                                                                     43,264,629
-------------------------------------------------------------------------------
  TOTAL FOREIGN STOCKS & OTHER EQUITY INTERESTS (Cost
   $163,998,293)                                                    220,083,161
-------------------------------------------------------------------------------

                       AIM V.I. INTERNATIONAL EQUITY FUND

                                                         PRINCIPAL      MARKET
                                                           AMOUNT        VALUE
FOREIGN CONVERTIBLE BONDS - 0.43%

HONG KONG - 0.08%

Cosco Treasury Co. Ltd. (Financial -Diversified),
 Conv. Gtd. Bonds, 1.00%, 03/13/03                     $   246,000    $ 178,965
-------------------------------------------------------------------------------

UNITED KINGDOM - 0.35%

Airtours PLC (Services -
 Commercial & Consumer)(c),
 Conv. Sub. Notes, 5.75%, 01/05/04                 GBP     498,000      850,386
-------------------------------------------------------------------------------
  TOTAL FOREIGN CONVERTIBLE BONDS (Cost $995,959)                     1,029,351
-------------------------------------------------------------------------------

REPURCHASE AGREEMENT - 7.46%(d)

Goldman, Sachs & Co., 4.40%, 01/04/99 (Cost
 $17,938,040)(e)                                        17,938,040   17,938,040
-------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.47%                                          239,050,552
-------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 0.53%                                 1,263,760
-------------------------------------------------------------------------------
NET ASSETS - 100.00%                                               $240,314,312
===============================================================================

NOTES TO SCHEDULE OF INVESTMENTS
(a) Non-income producing security.
(b) Restricted securities. May be resold to qualified institutional buyers in accordance with provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of the these securities has been determined in accordance with procedures established by the Board of Directors. The aggregate market value of these securities was $1,749,862 which at 12/31/98 represented 0.73% of the Fund's net assets.
(c) Foreign denominated security. Par value and coupon are denominated in currency of country indicated.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into 12/31/98 with a maturing value of $700,342,222. Collateralized by $646,494,000 U.S. Government obligations, 0% to 11.75% due 02/15/99 to 04/15/28 with an aggregate market value at 12/31/98 of $714,694,897.

Abbreviations:

ADR  - American Depositary Receipt
Conv.- Convertible
Deb. - Debentures
GBP  - British Pound Sterling
GDR. - Global Depositary Receipt
Gtd. - Guaranteed
Pfd. - Preferred
Sub. - Subordinated


See Notes to Financial Statements.


                       AIM V.I. INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1998

ASSETS:

Investments, at market value (cost $182,932,292)          $239,050,552
----------------------------------------------------------------------
Foreign currencies, at value (cost $963,811)                   982,733
----------------------------------------------------------------------
Receivables for:
 Capital stock sold                                             50,764
----------------------------------------------------------------------
 Investments sold                                              119,244
----------------------------------------------------------------------
 Dividends and interest                                        450,298
----------------------------------------------------------------------
Investment for deferred compensation plan                       23,005
----------------------------------------------------------------------
Other assets                                                       687
----------------------------------------------------------------------
  Total assets                                             240,677,283
----------------------------------------------------------------------

LIABILITIES:

Payables for:
 Capital stock reacquired                                      136,066
----------------------------------------------------------------------
 Deferred compensation plan                                     23,005
----------------------------------------------------------------------
Accrued advisory fees                                          148,393
----------------------------------------------------------------------
Accrued directors' fees                                            397
----------------------------------------------------------------------
Accrued operating expenses                                      55,110
----------------------------------------------------------------------
  Total liabilities                                            362,971
----------------------------------------------------------------------
Net assets applicable to shares outstanding               $240,314,312
======================================================================

CAPITAL SHARES, $0.001 PAR VALUE PER SHARE:

 Authorized                                                250,000,000
----------------------------------------------------------------------
 Outstanding                                                12,249,573
======================================================================

Net asset value, offering and redemption price per share        $19.62
======================================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 1998

INVESTMENT INCOME:

Dividends (net of $426,044 foreign withholding tax)          $ 3,026,033
-------------------------------------------------------------------------
Interest                                                         937,102
-------------------------------------------------------------------------
  Total investment income                                      3,963,135
-------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                  1,744,127
-------------------------------------------------------------------------
Administrative services fees                                      68,587
-------------------------------------------------------------------------
Custodian fees                                                   220,051
-------------------------------------------------------------------------
Directors' fees and expenses                                       8,867
-------------------------------------------------------------------------
Other                                                             70,591
-------------------------------------------------------------------------
  Total expenses                                               2,112,223
-------------------------------------------------------------------------
Less: Expenses paid indirectly                                    (1,417)
-------------------------------------------------------------------------
  Net expenses                                                 2,110,806
-------------------------------------------------------------------------
Net investment income                                          1,852,329
-------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES AND
 FOREIGN CURRENCIES:

Net realized gain from:
 Investment securities                                        12,331,648
-------------------------------------------------------------------------
 Foreign currencies                                              929,906
-------------------------------------------------------------------------
                                                              13,261,554
-------------------------------------------------------------------------
Net unrealized appreciation of:
 Investment securities                                        15,897,320
-------------------------------------------------------------------------
 Foreign currencies                                               72,349
-------------------------------------------------------------------------
                                                              15,969,669
-------------------------------------------------------------------------
 Net gain from investment securities and foreign currencies   29,231,223
-------------------------------------------------------------------------
Net increase in net assets resulting from operations         $31,083,552
=========================================================================

See Notes to Financial Statements.


                       AIM V.I. INTERNATIONAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 1998 and 1997

                                                      1998          1997
                                                  ------------  ------------
OPERATIONS:

 Net investment income                            $  1,852,329  $  1,372,766
-----------------------------------------------------------------------------
 Net realized gain (loss) from investment
  securities and foreign currencies                 13,261,554      (743,433)
-----------------------------------------------------------------------------
 Net unrealized appreciation of investment
  securities and foreign currencies                 15,969,669    11,878,346
-----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                       31,083,552    12,507,679
-----------------------------------------------------------------------------
Dividends to shareholders from net investment
 income                                             (1,910,166)     (955,397)
-----------------------------------------------------------------------------
Distributions to shareholders from net realized
 gains                                                      --    (3,362,028)
-----------------------------------------------------------------------------
Net increase from capital stock transactions           118,341    37,094,253
-----------------------------------------------------------------------------
  Net increase in net assets                        29,291,727    45,284,507
-----------------------------------------------------------------------------

NET ASSETS:

 Beginning of year                                 211,022,585   165,738,078
-----------------------------------------------------------------------------
 End of year                                      $240,314,312  $211,022,585
=============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)       $170,399,034  $170,283,064
-----------------------------------------------------------------------------
 Undistributed net investment income                 1,934,360     1,134,854
-----------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities and foreign currencies      11,825,802      (580,780)
-----------------------------------------------------------------------------
 Unrealized appreciation of investment securities
  and foreign currencies                            56,155,116    40,185,447
-----------------------------------------------------------------------------
                                                  $240,314,312  $211,022,585
=============================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 1998

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of fifteen portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to AIM V.I. International Equity Fund (the "Fund"). The Fund's investment objective is to seek to provide long-term growth of capital by investing in a diversified portfolio of international equity securities the issuers of which are considered by AIM to have strong earnings momentum. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.

A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the


                      AIM V.I. INTERNATIONAL EQUITY FUND
   supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
   dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
C. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
D. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.
E. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. On December 31, 1998, undistributed income was increased by $857,343, undistributed net realized gains decreased by $854,972 and paid-in-capital decreased by $2,371 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.75% of the first $250 million of the Fund's average daily net assets, plus 0.70% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services and other administrative services to the Fund. During the year ended December 31, 1998, AIM was reimbursed $68,587 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1998, the Fund incurred legal fees of $2,525 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - INDIRECT EXPENSES
The Fund received reductions in custodian fees of $1,417 under an expense offset arrangement. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $1,417 during the year ended December 31, 1998.

NOTE 4 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1998 was $162,175,992 and $169,568,442, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of December 31, 1998 is as follows:

Aggregate unrealized appreciation of investment securities    $60,248,789
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (5,508,109)
--------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $54,740,680
==========================================================================

 Cost of investments for tax purposes is $184,309,872.

NOTE 6 - CAPITAL STOCK
Changes in capital stock outstanding during the years ended December 31, 1998 and 1997 were as follows:

                                    1998                     1997
                           -----------------------  ------------------------
                             SHARES      AMOUNT       SHARES       AMOUNT
                           ----------  -----------  ----------  ------------
Sold                        2,410,075  $46,643,002   2,963,552  $ 50,938,182
-----------------------------------------------------------------------------
Issued as reinvestment of
 distributions                101,067    1,910,166     257,449     4,317,425
-----------------------------------------------------------------------------
Reacquired                 (2,581,125) (48,434,827) (1,031,143)  (18,161,354)
-----------------------------------------------------------------------------
                              (69,983) $   118,341   2,189,858  $ 37,094,253
=============================================================================

                      AIM V.I. INTERNATIONAL EQUITY FUND

NOTE 7 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during each of the years in the three-year period ended December 31, 1998, the eleven months ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                                     DECEMBER 31,                        JANUARY 31,
                          ----------------------------------------     -------------------
                            1998         1997      1996     1995        1995        1994
                          --------     --------  --------  -------     -------     -------
Net asset value,
 beginning of period      $  17.13     $  16.36  $  13.66  $ 11.03     $ 12.49     $ 10.00
--------------------------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income       0.15         0.10      0.07     0.07        0.06          --
--------------------------------------------------------------------------------------------------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)                2.50         1.03      2.67     2.58       (1.49)       2.49
--------------------------------------------------------------------------------------------------
   Total from investment
    operations                2.65         1.13      2.74     2.65       (1.43)       2.49
--------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net
   investment income         (0.16)       (0.08)    (0.04)   (0.02)      (0.03)         --
--------------------------------------------------------------------------------------------------
  Distributions from net
   realized gains               --        (0.28)       --       --          --          --
--------------------------------------------------------------------------------------------------
   Total distributions       (0.16)       (0.36)    (0.04)   (0.02)      (0.03)         --
--------------------------------------------------------------------------------------------------
Net asset value, end of
 period                   $  19.62     $  17.13  $  16.36  $ 13.66     $ 11.03     $ 12.49
==================================================================================================
Total return(a)              15.49%        6.94%    20.05%   24.04%     (11.48)%     24.90%
==================================================================================================

Ratios/supplemental  data:

Net assets, end of
 period (000s omitted)    $240,314     $211,023  $165,738  $82,257     $55,019     $23,533
==================================================================================================
Ratio of expenses to
 average net assets           0.91%(b)     0.93%     0.96%    1.15%(c)    1.27%(d)    1.98%(c)(d)
==================================================================================================
Ratio of net investment
 income (loss) to
 average net assets           0.80%(b)     0.68%     0.78%    0.75%(c)    0.60%(e)   (0.15)%(c)(e)
==================================================================================================
Portfolio turnover rate         76%          57%       59%      67%         64%         26%
==================================================================================================

(a) Total returns are not annualized for periods less than one year.
(b) Ratios are based on average net assets of $232,550,286
(c) Annualized.
(d) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.28% and 3.06% (annualized), for January 1995 and 1994 respectively.
(e) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were 0.59% and (1.23)% (annualized), for January 1995 and 1994 respectively.


                      AIM V.I. INTERNATIONAL EQUITY FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Money Market Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Money Market Fund, as of December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (commencement of operations) through January 31, 1994 in conformity with generally accepted accounting principles.

                                 /s/ TAIT, WELLER & BAKER
                                 ------------------------------
                                 TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 3, 1999


                           AIM V.I. MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

December 31, 1998

                                                    PAR
                                                   (000)     VALUE
COMMERCIAL PAPER - 42.60%(a)

ASSET-BACKED SECURITIES - MULTI-PURPOSE - 22.50%

Bavaria TRR Corp.
 5.20%, 03/02/99                                  $ 2,000 $ 1,982,667
---------------------------------------------------------------------
Clipper Receivables Corp.
 5.75%, 01/08/99                                    3,000   2,996,646
---------------------------------------------------------------------
Edison Asset Securitization, LLC
 5.30%, 01/29/99                                    3,000   2,987,634
---------------------------------------------------------------------
Falcon Asset Securitization Corp.
 5.28%, 01/19/99                                      500     498,680
---------------------------------------------------------------------
Mont Blanc Capital Corp.
 5.20%, 01/13/99                                    2,000   1,996,533
---------------------------------------------------------------------
Monte Rosa Capital Corp.
 5.32%, 01/21/99                                    1,000     997,045
---------------------------------------------------------------------
Preferred Receivables Funding Corp.
 5.25%, 03/11/99                                    2,000   1,979,875
---------------------------------------------------------------------
 5.06%, 04/21/99                                    1,000     984,539
---------------------------------------------------------------------
                                                           14,423,619
---------------------------------------------------------------------

ASSET-BACKED SECURITIES - TRADE RECEIVABLES - 6.21%

Corporate Asset Funding Co.
 5.20%, 02/17/99                                    1,000     993,211
---------------------------------------------------------------------
Delaware Funding Corp.
 5.45%, 01/11/99                                    2,000   1,996,972
---------------------------------------------------------------------
 5.15%, 03/11/99                                    1,000     990,129
---------------------------------------------------------------------
                                                            3,980,312
---------------------------------------------------------------------

BANKS - DOMESTIC - 3.10%

First Chicago Financial Corp.
 5.26%, 02/19/99                                    2,000   1,985,681
---------------------------------------------------------------------

FINANCE - MULTIPLE INDUSTRY - 3.08%

General Electric Capital Corp.
 5.05%, 04/06/99                                    2,000   1,973,347
---------------------------------------------------------------------

HOUSEHOLD PRODUCTS - 4.61%

Colgate-Palmolive Co.
 4.85%, 04/22/99                                    3,000   2,955,138
---------------------------------------------------------------------

INSURANCE (LIFE) - 1.56%

Hancock (John) Capital Corp.
 5.35%, 01/22/99                                    1,000     996,879
---------------------------------------------------------------------

INSURANCE (OTHER) - 1.54%

Marsh & McLennan Companies, Inc.
 5.10%, 03/22/99                                    1,000     988,667
---------------------------------------------------------------------
   Total Commercial Paper (Cost $27,303,643)               27,303,643
---------------------------------------------------------------------


                                                        PAR
                                                       (000)     VALUE


CORPORATE NOTES - 1.56%

AUTOMOBILE - 1.56%

Ford Motor Credit Co.
 5.625%, 01/15/99 (Cost $1,000,070)                   $ 1,000 $ 1,000,070
----------------------------------------------------------------------------

MASTER NOTE AGREEMENTS - 12.48%(b)

Citicorp Securities, Inc.
 5.75%, 01/25/99(c)                                     2,000   2,000,000
----------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
 5.78%, 08/16/99(d)                                     3,000   3,000,000
----------------------------------------------------------------------------
Morgan Stanley, Dean Witter, Discover & Co.
 5.60%, 05/24/99(e)                                     3,000   3,000,000
----------------------------------------------------------------------------
   Total Master Note Agreements
    (Cost $8,000,000)                                           8,000,000
----------------------------------------------------------------------------

TIME DEPOSITS - 4.68%

BANKS - FOREIGN - 4.68%

Credit Communal de Belgique
 5.125%, 01/04/99 (Cost $3,000,000)                     3,000   3,000,000
----------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES - 3.12%

Federal National Mortgage Association
 4.696%, 06/02/99(f) (Cost $2,000,000)                  2,000   2,000,000
----------------------------------------------------------------------------
   Total Investments, excluding Repurchase Agreements          41,303,713
----------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 35.39%(g)

Bear, Stearns & Co., Inc.,
 4.85%(h)                                               3,000   3,000,000
----------------------------------------------------------------------------
J.P. Morgan Securities, Inc.,
 4.75%, 01/04/99(i)                                    15,000  15,000,000
----------------------------------------------------------------------------
SBC Warburg Dillon Read Securities, Inc.,
 4.75%, 01/04/99(j)                                     4,677   4,676,787
----------------------------------------------------------------------------
   Total Repurchase Agreements
    (Cost $22,676,787)                                         22,676,787
----------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.83%                                     63,980,500(k)
----------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 0.17%                             109,823
----------------------------------------------------------------------------
NET ASSETS - 100.00%                                          $64,090,323
============================================================================

                           AIM V.I. MONEY MARKET FUND

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Some commercial paper is traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain nonregistered investment companies managed by the investment advisor or its affiliates.
(c) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon 3 business days' notice to the issuer. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 12/31/98.
(d) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon 2 days' notice to the issuer. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 12/31/98.
(e) Master Note Purchase Agreement may be terminated by either party upon 3 business days' prior written notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 12/31/98.
(f) Interest rates are redetermined weekly. Rate shown is the rate in effect on 12/31/98.
(g) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(h) Open joint repurchase agreement entered into 12/31/98. Either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $354,763,000 U.S. Government obligations, 0% to 8.65% due 01/15/99 to 06/11/18 with an aggregate market value at 12/31/98 of $360,262,932.
(i) Joint repurchase agreement entered into 12/31/98 with a maturing value of $500,263,889. Collateralized by $606,702,000 U.S. Government obligations, 0% to 7.55% due 01/04/99 to 10/03/22 with an aggregate market value at 12/31/98 of $510,001,764.
(j) Joint repurchase agreement entered into 12/31/98 with a maturing value of $1,000,527,778. Collateralized by $2,207,068,000 U.S. Government
    obligations, 0% to 6.75% due 06/30/99 to 11/15/21 with an aggregate market value at 12/31/98 of $1,020,001,079.
(k) Also represents cost for federal income tax purposes.



See Notes to Financial Statements.


                           AIM V.I. MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1998

ASSETS:

Investments, excluding repurchase agreements, at value (cost
 $41,303,713)                                                 $ 41,303,713
--------------------------------------------------------------------------
Repurchase agreements (cost $22,676,787)                        22,676,787
--------------------------------------------------------------------------
Receivables for:
  Capital stock sold                                                78,786
--------------------------------------------------------------------------
  Interest receivable                                               71,601
--------------------------------------------------------------------------
Investment for deferred compensation plan                           22,139
--------------------------------------------------------------------------
Other assets                                                           385
--------------------------------------------------------------------------
    Total assets                                                64,153,411
--------------------------------------------------------------------------

LIABILITIES:

Payables for:
  Capital stock reacquired                                              80
--------------------------------------------------------------------------
  Deferred compensation plan                                        22,139
--------------------------------------------------------------------------
Accrued advisory fees                                               21,659
--------------------------------------------------------------------------
Accrued directors' fees                                                293
--------------------------------------------------------------------------
Accrued operating expenses                                          18,917
--------------------------------------------------------------------------
    Total liabilities                                               63,088
--------------------------------------------------------------------------
Net assets applicable to shares outstanding                   $ 64,090,323
==========================================================================

CAPITAL SHARES, $0.001 PAR VALUE PER SHARE:

  Authorized                                                   250,000,000
--------------------------------------------------------------------------
  Outstanding                                                   64,090,266
==========================================================================
Net asset value, offering and redemption price per share      $       1.00
==========================================================================

STATEMENT OF OPERATIONS
For the year ended December 31, 1998

INVESTMENT INCOME:

Interest                                              $3,483,093
----------------------------------------------------------------

EXPENSES:

Advisory fees                                            252,407
----------------------------------------------------------------
Administrative services fees                              36,480
----------------------------------------------------------------
Custodian fees                                            26,470
----------------------------------------------------------------
Directors' fees and expenses                               8,885
----------------------------------------------------------------
Other                                                     43,075
----------------------------------------------------------------
   Total expenses                                        367,317
----------------------------------------------------------------
Net investment income                                  3,115,776
----------------------------------------------------------------
Net increase in net assets resulting from operations  $3,115,776
================================================================

See Notes to Financial Statements.


                           AIM V.I. MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1998 and 1997

                                                     1998         1997
                                                  -----------  -----------
OPERATIONS:

  Net investment income                           $ 3,115,776  $ 3,190,054
---------------------------------------------------------------------------
   Net increase in net assets resulting from
    operations                                      3,115,776    3,190,054
---------------------------------------------------------------------------
Dividends to shareholders from net investment
 income                                            (3,115,776)  (3,190,054)
---------------------------------------------------------------------------
Net increase (decrease) from capital stock
 transactions                                       5,455,702   (4,894,872)
---------------------------------------------------------------------------
   Net increase (decrease) in net assets            5,455,702   (4,894,872)
---------------------------------------------------------------------------

NET ASSETS:

  Beginning of year                                58,634,621   63,529,493
---------------------------------------------------------------------------
  End of year                                     $64,090,323  $58,634,621
===========================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)      $64,090,266  $58,634,564
---------------------------------------------------------------------------
  Undistributed net realized gain from investment
   securities                                              57           57
---------------------------------------------------------------------------
                                                  $64,090,323  $58,634,621
===========================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 1998

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
 AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of fifteen portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Money Market Fund (the "Fund"). The Fund's investment objective is to seek to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - The Fund's securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.
B. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded as earned from settlement date and is recorded on the accrual basis. Distributions to shareholders are declared and paid daily.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.40% of the first $250 million of the Fund's average daily net assets, plus 0.35% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing


                          AIM V.I. MONEY MARKET FUND
accounting services and other administrative services to the Fund. During the year ended December 31, 1998, AIM was reimbursed $36,480 for such services.

 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.

 Certain officers and directors of the Company are officers of AIM and AIM Distributors.

 During the year ended December 31, 1998, the Fund incurred legal fees of $3,548 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - DIRECTORS' FEES
 Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - CAPITAL STOCK
 Changes in capital stock outstanding during the years ended December 31, 1998 and 1997 were as follows:

                                  1998                       1997
                        -------------------------  -------------------------
                          SHARES        AMOUNT       SHARES        AMOUNT
                        -----------  ------------  -----------  ------------
Sold                    100,181,770  $100,181,770   88,948,357  $ 88,948,357
----------------------  -----------  ------------  -----------  ------------
Issued as reinvestment
 of dividends             3,115,776     3,115,776    3,190,054     3,190,054
----------------------  -----------  ------------  -----------  ------------
Reacquired              (97,841,844)  (97,841,844) (97,033,283)  (97,033,283)
----------------------  -----------  ------------  -----------  ------------
                          5,455,702  $  5,455,702   (4,894,872) $ (4,894,872)
                        ===========  ============  ===========  ============

NOTE 5 - FINANCIAL HIGHLIGHTS
 Shown below are the financial highlights for a share outstanding of the Fund during each of the years in the three-year period ended December 31, 1998, the eleven months ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                                  DECEMBER 31,                       JANUARY 31,
                         -------------------------------------     -------------------
                          1998        1997     1996     1995        1995        1994
                         -------     -------  -------  -------     -------     -------
Net asset value,
 beginning of period     $  1.00     $  1.00  $  1.00  $  1.00     $  1.00     $  1.00
-----------------------  -------     -------  -------  -------     -------     -------
Income from investment
 operations:
 Net investment income      0.05        0.05     0.05     0.05        0.04        0.02
-----------------------  -------     -------  -------  -------     -------     -------
Less distributions:
 Dividends from net
  investment income        (0.05)      (0.05)   (0.05)   (0.05)      (0.04)      (0.02)
-----------------------  -------     -------  -------  -------     -------     -------
Net asset value, end of
 period                  $  1.00     $  1.00  $  1.00  $  1.00     $  1.00     $  1.00
=======================  =======     =======  =======  =======     =======     =======
Total return                5.06%       5.14%    4.97%    5.69%(a)    3.98%       2.27%(a)
=======================  =======     =======  =======  =======     =======     =======

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of
 period (000s omitted)   $64,090     $58,635  $63,529  $65,506     $31,017     $13,891
=======================  =======     =======  =======  =======     =======     =======
Ratio of expenses to
 average net assets         0.58%(b)    0.59%    0.55%    0.53%(a)    0.63%(c)    0.95%(a)(d)
=======================  =======     =======  =======  =======     =======     =======
Ratio of net investment
 income to average net
 assets                     4.94%(b)    5.01%    4.84%    5.40%(a)    4.14%(c)    2.29%(a)(d)
=======================  =======     =======  =======  =======     =======     =======

(a) Annualized.
(b) Ratios are based on average daily net assets of $63,101,740.
(c) After fee waivers and/or expense reimbursements. Ratios of expenses and net investment income to average daily net assets prior to fee waivers and/or expense reimbursements were 0.70% and 4.07%, respectively.
(d) After fee waivers and/or expense reimbursements. Ratios of expenses and net investment income to average daily net assets prior to fee waivers and/or expense reimbursements were 1.53% (annualized) and 1.70% (annualized), respectively.


                          AIM V.I. MONEY MARKET FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Value Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Value Fund, as of December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (commencement of operations) through January 31, 1994 in conformity with generally accepted accounting principles.

                                 /s/ TAIT, WELLER & BAKER
                                 ------------------------------
                                 TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 3, 1999


                              AIM V.I. VALUE FUND

SCHEDULE OF INVESTMENTS

December 31, 1998

                                                        MARKET
                                           SHARES       VALUE

DOMESTIC COMMON STOCKS - 85.50%

AIRLINES - 0.38%

Continental Airlines, Inc.(a)               136,900 $    4,586,150
------------------------------------------------------------------

AUTOMOBILES - 0.21%

Ford Motor Co.                               44,000      2,582,250
------------------------------------------------------------------

BANKS (MONEY CENTER) - 1.55%

Chase Manhattan Corp. (The)                 278,000     18,921,375
------------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE) - 4.68%

Comcast Corp.-Class A                       105,000      6,162,188
------------------------------------------------------------------
Cox Communications, Inc.-Class A(a)         400,000     27,650,000
------------------------------------------------------------------
MediaOne Group, Inc.(a)                     497,500     23,382,500
------------------------------------------------------------------
                                                        57,194,688
------------------------------------------------------------------

BUILDING MATERIALS - 0.48%

Masco Corp.                                 205,000      5,893,750
------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 1.05%

Comverse Technology, Inc.(a)                120,000      8,520,000
------------------------------------------------------------------
Lucent Technologies, Inc.                    39,000      4,290,000
------------------------------------------------------------------
                                                        12,810,000
------------------------------------------------------------------

COMPUTERS (HARDWARE) - 3.23%

Dell Computer Corp.(a)                      245,000     17,930,938
------------------------------------------------------------------
International Business Machines Corp.        46,000      8,498,500
------------------------------------------------------------------
Sun Microsystems, Inc.(a)                   152,000     13,015,001
------------------------------------------------------------------
                                                        39,444,439
------------------------------------------------------------------

COMPUTERS (NETWORKING) - 1.64%

Cisco Systems, Inc.(a)                      216,000     20,047,500
------------------------------------------------------------------

COMPUTERS (PERIPHERALS) - 0.98%

EMC Corp.(a)                                104,000      8,840,000
------------------------------------------------------------------
Lexmark International Group, Inc.(a)         31,000      3,115,500
------------------------------------------------------------------
                                                        11,955,500
------------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES) - 6.87%

BMC Software, Inc.(a)                       365,000     16,265,313
------------------------------------------------------------------
Computer Sciences Corp.(a)                  190,000     12,243,125
------------------------------------------------------------------
Microsoft Corp.(a)                          188,000     26,073,251
------------------------------------------------------------------
Sterling Commerce, Inc.(a)                  153,000      6,885,000
------------------------------------------------------------------
Unisys Corp.(a)                             655,000     22,556,563
------------------------------------------------------------------
                                                        84,023,252
------------------------------------------------------------------

CONSUMER FINANCE - 1.05%

MBNA Corp.                                  122,000      3,042,375
------------------------------------------------------------------
Providian Financial Corp.                   130,500      9,787,500
------------------------------------------------------------------
                                                        12,829,875
------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE

DISTRIBUTORS (FOOD & HEALTH) - 0.07%

Cardinal Health, Inc.                            10,650 $      808,069
----------------------------------------------------------------------

ELECTRIC COMPANIES - 0.11%

Wisconsin Energy Corp.                           43,600      1,370,675
----------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 1.75%

General Electric Co.                            209,000     21,331,063
----------------------------------------------------------------------

ELECTRONICS (INSTRUMENTATION) - 0.11%

Waters Corp.(a)                                  15,900      1,387,275
----------------------------------------------------------------------

ENTERTAINMENT - 3.05%

Time Warner, Inc.                               600,000     37,237,500
----------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 6.77%

Ambac Financial Group, Inc.                      73,000      4,393,687
----------------------------------------------------------------------
American Express Co.                             98,000     10,020,500
----------------------------------------------------------------------
American General Corp.                           85,000      6,630,000
----------------------------------------------------------------------
Associates First Capital Corp.-Class A          370,000     15,678,750
----------------------------------------------------------------------
Citigroup, Inc.                                  93,000      4,603,500
----------------------------------------------------------------------
Fannie Mae                                      245,000     18,130,000
----------------------------------------------------------------------
Freddie Mac                                     324,000     20,877,750
----------------------------------------------------------------------
Morgan Stanley, Dean Witter, Discover & Co.      35,000      2,485,000
----------------------------------------------------------------------
                                                            82,819,187
----------------------------------------------------------------------

HEALTH CARE (DIVERSIFIED) - 1.81%

Bristol-Myers Squibb Co.                        142,000     19,001,376
----------------------------------------------------------------------
Warner-Lambert Co.                               41,000      3,082,688
----------------------------------------------------------------------
                                                            22,084,064
----------------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER) - 0.33%

Watson Pharmaceuticals, Inc.(a)                  64,200      4,036,575
----------------------------------------------------------------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS) - 4.05%

Merck & Co., Inc.                                72,000     10,633,500
----------------------------------------------------------------------
Pharmacia & Upjohn, Inc.                        685,000     38,788,125
----------------------------------------------------------------------
                                                            49,421,625
----------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 4.97%

Allegiance Corp.                                 77,000      3,590,125
----------------------------------------------------------------------
Guidant Corp.                                   455,000     50,163,750
----------------------------------------------------------------------
Medtronic, Inc.                                  93,700      6,957,225
----------------------------------------------------------------------
                                                            60,711,100
----------------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES) - 0.52%

Alza Corp.(a)                                   122,500      6,400,625
----------------------------------------------------------------------

                              AIM V.I. VALUE FUND

                                                              MARKET
                                                 SHARES       VALUE

HOUSEHOLD PRODUCTS (NON-DURABLES) - 2.08%

Colgate-Palmolive Co.                             273,000 $   25,354,875
------------------------------------------------------------------------

INSURANCE (LIFE/HEALTH) - 0.32%

Provident Companies, Inc.                          95,000      3,942,500
------------------------------------------------------------------------

INSURANCE (MULTI-LINE) - 4.34%

Ace, Ltd.                                         163,000      5,613,313
------------------------------------------------------------------------
American International Group, Inc.                430,000     41,548,750
------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)     107,500      5,899,063
------------------------------------------------------------------------
                                                              53,061,126
------------------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY) - 2.10%

Allstate Corp. (The)                              179,500      6,933,187
------------------------------------------------------------------------
EXEL Ltd.-Class A                                 145,000     10,875,000
------------------------------------------------------------------------
Progressive Corp.                                  46,000      7,791,250
------------------------------------------------------------------------
                                                              25,599,437
------------------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE - 0.22%

Merrill Lynch & Co., Inc.(b)                       40,000      2,670,000
------------------------------------------------------------------------

LODGING-HOTELS - 2.19%

Carnival Corp.                                    412,400     19,795,200
------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                      187,500      6,937,500
------------------------------------------------------------------------
                                                              26,732,700
------------------------------------------------------------------------

MANUFACTURING (DIVERSIFIED) - 1.62%

Tyco International Ltd.                           262,000     19,764,624
------------------------------------------------------------------------

NATURAL GAS - 1.00%

El Paso Energy Corp.                               85,000      2,959,062
------------------------------------------------------------------------
Enron Corp.                                       111,000      6,333,937
------------------------------------------------------------------------
Williams Companies, Inc. (The)                     92,000      2,869,250
------------------------------------------------------------------------
                                                              12,162,249
------------------------------------------------------------------------

OIL (INTERNATIONAL INTEGRATED) - 0.25%

Amoco Corp.                                        50,000      3,018,750
------------------------------------------------------------------------

PERSONAL CARE - 1.07%

Avon Products, Inc.                               295,000     13,053,750
------------------------------------------------------------------------

PHOTOGRAPHY/IMAGING - 1.74%

Xerox Corp.                                       180,000     21,240,000
------------------------------------------------------------------------

PUBLISHING - 0.32%

Dow Jones & Co., Inc.                              82,000      3,946,250
------------------------------------------------------------------------

PUBLISHING (NEWSPAPERS) - 0.26%

New York Times Co.-Class A (The)                   90,000      3,121,875
------------------------------------------------------------------------

RAILROADS - 0.27%

Kansas City Southern Industries, Inc.              66,000      3,246,375
------------------------------------------------------------------------

RETAIL (BUILDING SUPPLIES) - 0.83%

Lowe's Companies, Inc.                            198,000     10,135,125
------------------------------------------------------------------------

RETAIL (DEPARTMENT STORES) - 0.21%

Federated Department Stores, Inc.(a)               58,000      2,526,625
------------------------------------------------------------------------

                                                                    MARKET
                                                       SHARES       VALUE

RETAIL (FOOD CHAINS) - 2.09%

Albertson's, Inc.                                        30,000 $    1,910,624
------------------------------------------------------------------------------
Kroger Co.(a)                                           200,000     12,100,000
------------------------------------------------------------------------------
Safeway, Inc.(a)                                        188,000     11,456,249
------------------------------------------------------------------------------
                                                                    25,466,873
------------------------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE) - 5.17%

Costco Companies, Inc.(a)                               205,000     14,798,437
------------------------------------------------------------------------------
Dayton Hudson Corp.                                     432,000     23,436,000
------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                   307,600     25,050,174
------------------------------------------------------------------------------
                                                                    63,284,611
------------------------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING) - 1.61%

Omnicom Group, Inc.                                     340,000     19,720,000
------------------------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 0.34%

Stewart Enterprises, Inc.-Class A                       187,000      4,160,750
------------------------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS) - 0.63%

SunGard Data Systems, Inc.(a)                           195,300      7,750,969
------------------------------------------------------------------------------

SERVICES (DATA PROCESSING) - 0.36%

Ceridian Corp.(a)                                        25,000      1,745,313
------------------------------------------------------------------------------
Equifax, Inc.                                            78,000      2,666,625
------------------------------------------------------------------------------
                                                                     4,411,938
------------------------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 1.61%

AirTouch Communications, Inc.(a)                        272,000     19,617,999
------------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 4.86%

MCI WorldCom, Inc.(a)                                   827,413     59,366,882
------------------------------------------------------------------------------

TELEPHONE - 1.36%

BellSouth Corp.                                         192,000      9,576,000
------------------------------------------------------------------------------
SBC Communications, Inc.                                131,000      7,024,875
------------------------------------------------------------------------------
                                                                    16,600,875
------------------------------------------------------------------------------

TOBACCO - 1.09%

Philip Morris Companies, Inc.                           248,000     13,268,000
------------------------------------------------------------------------------

WASTE MANAGEMENT - 1.90%

Waste Management, Inc.                                  496,998     23,172,532
------------------------------------------------------------------------------
  Total Domestic Common Stocks (Cost $733,092,819)               1,044,294,227
------------------------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY INTERESTS - 4.67%

CANADA - 0.40%

Royal Bank of Canada (Banks-Major Regional)              97,000      4,853,170
------------------------------------------------------------------------------

FINLAND - 3.56%

Nokia Oyj A.B.-Class A (Communications Equipment)         1,000        121,652
------------------------------------------------------------------------------
Nokia Oyj A.B.-Class A-ADR (Communications
 Equipment)                                             360,000     43,357,500
------------------------------------------------------------------------------
                                                                    43,479,152
------------------------------------------------------------------------------

SWEDEN - 0.25%

Telefonaktiebolaget LM Ericsson-ADR (Communications
 Equipment)                                             130,000      3,111,875
------------------------------------------------------------------------------

                              AIM V.I. VALUE FUND

                                                                     MARKET
                                                       SHARES        VALUE

UNITED KINGDOM - 0.46%

British Petroleum Co. PLC-ADR (Oil-International
 Integrated)                                              32,500 $    2,912,813
--------------------------------------------------------------------------------
WPP Group PLC (Services-Advertising/Marketing)           440,000      2,674,495
--------------------------------------------------------------------------------
                                                                      5,587,308
--------------------------------------------------------------------------------
  Total Foreign Stocks & Other Equity Interests
   (Cost $37,148,648)                                                57,031,505
--------------------------------------------------------------------------------
  Total Investments, excluding repurchase agreements
   (Cost $770,241,467)                                            1,101,325,732
--------------------------------------------------------------------------------
                                                      PRINCIPAL
                                                       AMOUNT
REPURCHASE AGREEMENTS - 10.83%(c)

Goldman Sachs & Co., 4.40%, 01/04/99(d)              $77,768,447     77,768,447
--------------------------------------------------------------------------------
J.P. Morgan Securities Inc., 4.75%, 01/04/99(e)       54,514,006     54,514,006
--------------------------------------------------------------------------------
  Total Repurchase Agreements (Cost $132,282,453)                   132,282,453
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 101.00%                                       1,233,608,185
--------------------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS - (1.00%)                             (12,224,640)
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.00%                                       $1,221,383,545
================================================================================

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 7.
(c) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) Joint repurchase agreement entered into 12/3198 with a maturing value of $700,342,222. Collateralized by $646,494,000 U.S. Government obligations, 0% to 11.75% due 02/15/99 to 04/15/28 with an aggregate market value at 12/31/98 of $714,694,897.
(e) Joint repurchase agreement entered into 12/31/98 with a maturing value of $500,263,889. Collateralized by $606,702,000 U.S. Government obligations, 0% to 7.55% due 01/04/99 to 10/03/22 with an aggregate market value at 12/31/98 of $510,001,764.

Abbreviation:

ADR - American Depositary Receipt


See Notes to Financial Statements.


                              AIM V.I. VALUE FUND
                                    FS-225

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1998

ASSETS:

Investments, excluding repurchase agreements, at market
 value (cost $770,241,467)                                $1,101,325,732
------------------------------------------------------------------------
Repurchase Agreements (cost $132,282,453)                    132,282,453
------------------------------------------------------------------------
Receivables for:
 Investments sold                                              2,519,615
------------------------------------------------------------------------
 Capital stock sold                                            1,390,091
------------------------------------------------------------------------
 Dividends and interest                                          499,599
------------------------------------------------------------------------
 Forward currency contracts                                      348,763
------------------------------------------------------------------------
Investment for deferred compensation plan                         26,193
------------------------------------------------------------------------
Other assets                                                      18,530
------------------------------------------------------------------------
  Total assets                                             1,238,410,976
------------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                        15,933,766
------------------------------------------------------------------------
 Fund shares reacquired                                          238,496
------------------------------------------------------------------------
 Forward currency contracts                                       24,155
------------------------------------------------------------------------
 Deferred compensation                                            26,193
------------------------------------------------------------------------
Options written (premiums received $83,771)                       76,250
------------------------------------------------------------------------
Accrued advisory fees                                            592,834
------------------------------------------------------------------------
Accrued directors' fees                                              200
------------------------------------------------------------------------
Accrued operating expenses                                       135,537
------------------------------------------------------------------------
  Total liabilities                                           17,027,431
------------------------------------------------------------------------
Net assets applicable to shares outstanding               $1,221,383,545
========================================================================

CAPITAL SHARES, $0.001 PAR VALUE PER SHARE:

 Authorized                                                  250,000,000
------------------------------------------------------------------------
 Outstanding                                                  46,535,623
========================================================================
Net asset value, offering and redemption price per share          $26.25
========================================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 1998

INVESTMENT INCOME:

Dividends (net of $166,301 foreign withholding tax)               $  7,033,962
-------------------------------------------------------------------------------
Interest                                                             5,125,076
-------------------------------------------------------------------------------
   Total investment income                                          12,159,038
-------------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                        5,570,566
-------------------------------------------------------------------------------
Administrative services fees                                           191,309
-------------------------------------------------------------------------------
Custodian fees                                                          93,826
-------------------------------------------------------------------------------
Directors' fees and expenses                                            14,121
-------------------------------------------------------------------------------
Other                                                                  108,257
-------------------------------------------------------------------------------
   Total expenses                                                    5,978,079
-------------------------------------------------------------------------------
Less: Expenses paid indirectly                                          (3,727)
-------------------------------------------------------------------------------
   Net expenses                                                      5,974,352
-------------------------------------------------------------------------------
Net investment income                                                6,184,686
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES,
 FOREIGN CURRENCIES, FORWARD CURRENCY CONTRACTS, FUTURES AND
 OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                             35,892,808
-------------------------------------------------------------------------------
  Foreign currencies                                                    54,577
-------------------------------------------------------------------------------
  Forward currency contracts                                        (2,231,868)
-------------------------------------------------------------------------------
  Futures contracts                                                 (2,938,668)
-------------------------------------------------------------------------------
  Option contracts                                                    (301,361)
-------------------------------------------------------------------------------
                                                                    30,475,488
-------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of:
  Investment securities                                            229,992,325
-------------------------------------------------------------------------------
  Foreign currencies                                                    10,564
-------------------------------------------------------------------------------
  Forward currency contracts                                           324,688
-------------------------------------------------------------------------------
  Option contracts                                                    (214,285)
-------------------------------------------------------------------------------
                                                                   230,113,292
-------------------------------------------------------------------------------
   Net gain on investment securities, foreign currencies, futures
    and option contracts                                           260,588,780
-------------------------------------------------------------------------------
Net increase in net assets resulting from operations              $266,773,466
===============================================================================

See Notes to Financial Statements.


                              AIM V.I. VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1998 and 1997

                                                      1998           1997
                                                 --------------  ------------
OPERATIONS:

 Net investment income                           $    6,184,686  $  5,578,959
------------------------------------------------------------------------------
 Net realized gain from investment securities,
  foreign currencies, forward currency
  contracts, futures and option contracts            30,475,488    47,871,104
------------------------------------------------------------------------------
 Net unrealized appreciation of investment
  securities, foreign currencies, forward
  currency contracts, futures and option
  contracts                                         230,113,292    51,486,076
------------------------------------------------------------------------------
   Net increase in net assets resulting from
    operations                                      266,773,466   104,936,139
------------------------------------------------------------------------------
Dividends to shareholders from net investment
 income                                              (5,622,957)   (6,026,082)
------------------------------------------------------------------------------
Distributions to shareholders from net realized
 gains                                              (49,732,413)  (18,500,854)
------------------------------------------------------------------------------
Net increase from capital stock transactions        319,123,956   240,697,144
------------------------------------------------------------------------------
   Net increase in net assets                       530,542,052   321,106,347
------------------------------------------------------------------------------

NET ASSETS:

 Beginning of year                                  690,841,493   369,735,146
------------------------------------------------------------------------------
 End of year                                     $1,221,383,545  $690,841,493
==============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)      $  855,502,720  $536,384,006
------------------------------------------------------------------------------
 Undistributed net investment income                  6,191,169     5,579,627
------------------------------------------------------------------------------
 Undistributed net realized gain from investment
  securities, foreign currencies, forward
  currency contracts, futures and option
  contracts                                          28,274,001    47,575,497
------------------------------------------------------------------------------
 Unrealized appreciation of investment
  securities, foreign currencies, forward
  currency contracts, futures and option
  contracts                                         331,415,655   101,302,363
------------------------------------------------------------------------------
                                                 $1,221,383,545  $690,841,493
==============================================================================


See Notes to Financial Statements.


                              AIM V.I. VALUE FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 1998

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
 AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of fifteen portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Value Fund (the "Fund"). The Fund's investment objective is to achieve long-term growth of capital by investing primarily in equity securities judged by AIM to be undervalued relative to the current or projected earnings of the companies issuing the securities or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date, or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations are either not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On December 31, 1998 additional paid-in capital was decreased by $5,242, undistributed net investment income was increased by $49,813 and undistributed net realized gains was decreased by $44,571 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, and/or by securing a standby letter of credit from a major commercial bank, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contract may not correlate with changes in the securities being hedged.
E. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign


                              AIM V.I. VALUE FUND
   currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a currency contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock-in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Outstanding forward currency contracts at December 31, 1998 were as follows:

                    CONTRACT TO                    UNREALIZED
  SETTLEMENT   ----------------------             APPRECIATION
  DATE          DELIVER     RECEIVE     VALUE    (DEPRECIATION)
  ----------    -------   ---------------------------------
  1/13/99 CAD   2,200,000 $ 1,425,378  1,437,868    $(12,490)
  2/10/99 CAD   2,600,000   1,696,630  1,699,368      (2,738)
  2/26/99 CAD     700,000     451,715    457,574      (5,859)
  1/19/99 FIM  21,000,000   4,232,653  4,124,647     108,006
  1/20/99 FIM  78,500,000  15,439,796 15,419,146      20,650
  1/21/99 FIM  29,000,000   5,789,467  5,696,548      92,919
  1/22/99 FIM  26,000,000   5,149,996  5,107,522      42,474
  1/19/99 GBP   1,200,000   2,034,264  1,990,805      43,459
  1/20/99 GBP   1,000,000   1,671,000  1,658,852      12,148
  2/16/99 GBP     200,000     330,720    331,024        (304)
  1/19/99 SEK  14,500,000   1,816,382  1,787,275      29,107
  2/16/99 SEK   4,000,000     490,883    493,647      (2,764)
 --------------------------------------------------------------
                          $40,528,884 40,204,276    $324,608
 ==============================================================

G. Covered Call Options - The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
     A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services and other administrative services to the Fund. During the year ended December 31, 1998, AIM was reimbursed $191,309 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor of the Fund's shares.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1998, the Fund incurred legal fees of $5,050 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - INDIRECT EXPENSES
 The Fund received reductions in custodian fees of $3,727 under an expense offset arrangement. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $3,727 during the year ended December 31, 1998.

NOTE 4 - DIRECTORS' FEES
 Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest a director's fees, if so elected by such director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - INVESTMENT SECURITIES
 The aggregate amount of investment securities (other than short-term securities) purchased and sold during the year ended December 31, 1998 was $1,106,685,292 and $810,337,550, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of December 31, 1998 is as follows:

Aggregate unrealized appreciation of investment securities    $332,234,972
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities    (5,428,239)
---------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $326,806,733
===========================================================================

 Cost of investments for tax purposes is $906,801,452.


                              AIM V.I. VALUE FUND

NOTE 6 - CAPITAL STOCK
 Changes in capital stock outstanding during the years ended December 31, 1998 and 1997 were as follows:

                                    1998                      1997
                           ------------------------  ------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ----------  ------------
Sold                       13,690,852  $321,377,374  12,245,239  $244,753,656
------------------------------------------------------------------------------
Issued as reinvestment of
 distributions              2,225,788    55,355,370   1,188,320    24,526,936
------------------------------------------------------------------------------
Reacquired                 (2,542,811)  (57,608,788) (1,424,104)  (28,583,448)
------------------------------------------------------------------------------
                           13,373,829  $319,123,956  12,009,455  $240,697,144
==============================================================================

NOTE 7 - CALL OPTIONS CONTRACTS WRITTEN
 Transactions in call option contracts written during the year ended December 31, 1998 are summarized as follows:

                     CALL OPTION CONTRACTS
                     ---------------------
                     NUMBER OF  PREMIUMS
                     CONTRACTS  RECEIVED
                     -------------------
Beginning of period    2,102   $   941,588
-------------------------------------------
Written                8,349     4,655,767
-------------------------------------------
Closed                (2,906)   (1,495,359)
-------------------------------------------
Exercised             (4,463)   (3,094,748)
-------------------------------------------
Expired               (2,882)     (923,477)
-------------------------------------------
End of period            200   $    83,771
===========================================

 Open call option contracts written at December 31, 1998 were as follows:

                      CONTRACT STRIKE NUMBER OF PREMIUM  DECEMBER 31, 1998  UNREALIZED
ISSUE                  MONTH   PRICE  CONTRACTS RECEIVED   MARKET VALUE    APPRECIATION
-----                 -------------------------------------------------------
Merrill Lynch & Co.,
 Inc.                 Jan. 99    65      200    $83,771       $76,250         $7,521

NOTE 8 - FINANCIAL HIGHLIGHTS
 Shown below are the financial highlights for a share outstanding of the Fund during each of the years in the three-year period ended December 31, 1998, the eleven months ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                                      DECEMBER 31,                          JANUARY 31,
                          -------------------------------------------     ------------------
                             1998          1997      1996      1995         1995      1994
                          ----------     --------  --------  --------     --------   -------
Net asset value,
 beginning of period      $    20.83     $  17.48  $  16.11  $  11.83     $  12.17   $ 10.00
------------------------  ----------     --------  --------  --------     --------   -------
Income from investment
 operations:
  Net investment income         0.09         0.08      0.30      0.11         0.10      0.02
------------------------  ----------     --------  --------  --------     --------   -------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)                  6.59         4.05      2.09      4.18        (0.35)     2.17
------------------------  ----------     --------  --------  --------     --------   -------
   Total from investment
    operations                  6.68         4.13      2.39      4.29        (0.25)     2.19
------------------------  ----------     --------  --------  --------     --------   -------
Less distributions:
  Dividends from net
   investment income           (0.13)       (0.19)    (0.10)    (0.01)       (0.09)    (0.02)
------------------------  ----------     --------  --------  --------     --------   -------
  Distributions from net
   realized gains              (1.13)       (0.59)    (0.92)       --           --        --
------------------------  ----------     --------  --------  --------     --------   -------
   Total distributions         (1.26)       (0.78)    (1.02)    (0.01)       (0.09)    (0.02)
------------------------  ----------     --------  --------  --------     --------   -------
Net asset value, end of
 period                   $    26.25     $  20.83  $  17.48  $  16.11     $  11.83   $ 12.17
========================  ==========     ========  ========  ========     ========   =======
Total return(a)                32.41%       23.69%    15.02%    36.25%       (2.03)%   21.94%
========================  ==========     ========  ========  ========     ========   =======

Ratios/supplemental data:

Net assets, end of
 period (000s omitted)    $1,221,384     $690,841  $369,735  $257,212     $109,257   $38,255
========================  ==========     ========  ========  ========     ========   =======
Ratio of expenses to
 average net assets             0.66%(b)     0.70%     0.73%     0.75%(c)     0.82%     1.00%(c)(d)
========================  ==========     ========  ========  ========     ========   =======
Ratio of net investment
 income to average net
 assets                         0.68%(b)     1.05%     2.00%     1.11%(c)     1.17%     0.51%(c)(d)
========================  ==========     ========  ========  ========     ========   =======
Portfolio turnover rate          100%         127%      129%      145%         143%       87%
========================  ==========     ========  ========  ========     ========   =======

(a) Total returns are not annualized for periods less than one year.
(b) Ratios are based on average net assets of $907,594,296.
(c) Annualized.
(d) After fee waivers and/or expense reimbursements. Ratios of expenses and net investment income to average net assets prior to fee waivers and/or expense reimbursements were 1.35% (annualized) and 0.16% (annualized), respectively.


                              AIM V.I. VALUE FUND
                                    FS-230

                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits

        Exhibit
        Number          Description
        -------         -----------

        a (1)           -     (a) Articles of Incorporation of Registrant, as
                              filed with the State of Maryland on January 22, 1993, were filed as an Exhibit to Registrant's
                              Initial Registration Statement on January 25,
                              1993, and were filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April 29,
                              1996, and are incorporated herein by reference.

                        - (b) Amendment to Articles of Incorporation of Registrant, as filed with the State of Maryland on April 13, 1993, was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1 on April 19, 1993, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April 29, 1996, and is incorporated herein by reference.

                        - (c) Amendment to Articles of Incorporation of Registrant, as filed with the State of Maryland on April 15, 1993, was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1 on April 19, 1993, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April 29, 1996, and is incorporated herein by reference.

                        - (d) Amendment to Articles of Incorporation of Registrant, as filed with the State of Maryland on April 12, 1995, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on April 26, 1995, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April 29, 1996, and is incorporated herein by reference.

                        - (e) Articles Supplementary to Articles of Incorporation of Registrant, as filed with the State of Maryland on April 12, 1994, were filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on May 2, 1994, and were filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April 29, 1996, and are incorporated herein by reference.

                        - (f) Articles Supplementary to Articles of Incorporation of Registrant, as filed with the State of Maryland on February 4, 1998 was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 13, 1998, and is incorporated herein by reference.

                        - (g) Articles Supplementary to Articles of Incorporation of Registrant, as filed with the State of Maryland on September 30, 1998, was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on October 2, 1998, and is incorporated herein by reference.

                        - (h) Articles Supplementary to Articles of Incorporation of Registrant, as filed with the State of Maryland on July 8, 1999, was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on July 13, 1999, and is incorporated herein by reference.

                        - (i) Articles Supplementary to Articles of Incorporation of Registrant, as filed with the State of Maryland on September 27, 1999, is hereby filed electronically.


        b (1)           -     (a) By-Laws of Registrant were filed as an Exhibit
                              to Registrant's Initial Registration Statement on
                              January 25, 1993 and were filed electronically as an Exhibit to Post-Effective Amendment No. 7 on
                              April 29, 1996.

                        - (b) First Amendment, dated March 14, 1995, to By-Laws of Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April 29, 1996.

          (2)           -     Amended and Restated Bylaws, dated effective
                              December 11, 1996, were filed as an Exhibit to Post-Effective Amendment No. 8 on April 23, 1997 and are incorporated herein by reference.

        c               -     Instruments Defining Rights of Security Holders -
                              None.

        d (1)           -     Investment Advisory Agreement, dated March 31,
                              1993, between Registrant and A I M Advisors, Inc.
                              was filed as an Exhibit to Registrant's
                              Pre-Effective Amendment No. 1 on April 19, 1993.

          (2)           -     (a) Master Investment Advisory Agreement, dated
                              October 18, 1993, between Registrant and A I M
                              Advisors, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on
                              November 5, 1993, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on
                              April 29, 1996.

                        - (b) Amendment, dated April 28, 1994, to Master Investment Advisory Agreement, dated October 18, 1993, between Registrant and A I M Advisors, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on May 2, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April 29, 1996.

          (3)           -     (a) Master Investment Advisory Agreement, dated
                              February 28, 1997, between Registrant and A I M
                              Advisors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 8 on April 23, 1997 and incorporated herein by reference.

                        - (b) Amendment No. 1, dated April 15, 1998, to Master Investment Advisory Agreement, dated February 28, 1997, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on October 2, 1998 and incorporated herein by reference.

                        - (c) Amendment No. 2, dated December 14, 1998, to Master Investment Advisory Agreement, dated February 28, 1997, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 11 on February 18, 1999, and is hereby incorporated by reference.


                        - (d) Amendment No. 3, dated September 24, 1999, to Master Investment Advisory Agreement, dated February 28, 1997, between Registrant and A I M Advisors, Inc. is hereby filed electronically.

                        - (e) Form of Amendment No. 4 to Master Investment Advisory Agreement, dated February 28, 1997, between Registrant and A I M Advisors, Inc. is hereby filed electronically.


          (4)           -     (a) Foreign Country Selection and Mandatory
                              Securities Depository Responsibilities Delegation
                              Agreement, dated September 9, 1998, between
                              Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective
                              Amendment No. 10 on October 2, 1998, and incorporated herein by reference.

                        - (b) Amendment No. 1, dated September 28, 1998, to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 11 on February 18, 1999, and is hereby incorporated by reference.

                        - (c) Amendment No. 2, dated December 14, 1998, to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 11 on February 18, 1999, and is hereby incorporated by reference.


          (5)           -     Form of Sub-Advisory Agreement between A I M
                              Advisors, Inc. and H.S. Dent Advisors, Inc. is hereby filed electronically.


        e (1)           -     (a) Master Distribution Agreement, dated October
                              18, 1993, between Registrant and A I M
                              Distributors, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on
                              November 5, 1993, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on
                              April 29, 1996.

                        - (b) Amendment, dated April 28, 1994, to Master Distribution Agreement, dated October 18, 1993, between Registrant and AIM Distributors, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on May 2, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April 29, 1996.

          (2)           -     (a) Master Distribution Agreement, dated February
                              28, 1997, between Registrant and A I M
                              Distributors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 8 on April 23, 1997 was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on October 2, 1998 and incorporated herein by reference.

                        - (b) Amendment No. 1, dated April 15, 1998, to Master Distribution Agreement, dated February 28, 1997, between Registrant and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on October 2, 1998 and incorporated herein by reference.

                        - (c) Amendment No. 2, dated December 14, 1998, to Master Distribution Agreement, dated February 28, 1997, between Registrant and A I M Distributors, Inc. was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 11 on February 18, 1999 and is hereby incorporated by reference.


                        - (d) Amendment No. 3, dated September 24, 1999, to Master Distribution Agreement, dated February 28, 1997, between Registrant and A I M Distributors, Inc. is hereby filed electronically.

                        - (e) Form of Amendment No. 4 to Master Distribution Agreement, dated February 28, 1997, between Registrant and A I M Distributors, Inc. is hereby filed electronically.


          (3)           -     Distribution Agreement, dated March 31, 1993,
                              between Registrant and A I M Distributors, Inc.
                              was filed as an Exhibit to Registrant's
                              Pre-Effective Amendment No. 1 on April 19, 1993.

        f (1)           -     Retirement Plan of Registrant's Non-Affiliated
                              Directors, effective March 8, 1994, was filed as an Exhibit to Registrant's Post-Effective
                              Amendment No. 4 on November 3, 1994.

          (2)           -     Retirement Plan of Registrant's Non-Affiliated
                              Directors, effective March 8, 1994, as restated
                              September 18, 1995, was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April
                              29, 1996, and is incorporated herein by reference.

          (3)           -     Form of Deferred Compensation Agreement of
                              Registrant's Non-Affiliated Directors was filed as an Exhibit to Registrant's Post-Effective
                              Amendment No. 4 on November 3, 1994.

          (4)           -     Form of Deferred Compensation Agreement of
                              Registrant's Non-Affiliated Directors, as approved on December 5, 1995, was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on
                              April 29, 1996, and is incorporated herein by reference.

          (5)           -     Form of Deferred Compensation Agreement was filed
                              electronically as an Exhibit to Post-Effective
                              Amendment No. 9 on February 13, 1998, and is incorporated herein by reference.

        g (1)           -     (a) Custodian Agreement, dated March 31, 1993,
                              between Registrant and State Street Bank and Trust
                              Company was filed as an Exhibit to Registrant's
                              Post-Effective Amendment No. 1 on November 5,
                              1993, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April 29,
                              1996, and is incorporated herein by reference.

                        - (b) Amendment No. 1, dated April 25, 1994, to Custodian Agreement, dated March 31, 1993, between Registrant and State Street Bank and Trust Company was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on May 2, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April 29, 1996, and is incorporated herein by reference.

                        - (c) Amendment No. 2, dated September 19, 1995, to Custodian Agreement, dated March 31, 1993, between Registrant and State Street Bank and Trust Company was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April 29, 1996, and is incorporated herein by reference.

                        - (d) Amendment, dated September 9, 1998, to Custodian Agreement, dated March 31, 1993, between Registrant and State Street Bank and Trust Company was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on October 2, 1998, and is incorporated herein by reference.

        h (1)           -     Administrative Services Agreement, dated March 31,
                              1993, between the Registrant and A I M Advisors,
                              Inc. was filed as an Exhibit to Registrant's
                              Pre-Effective Amendment No. 1 on April 19, 1993.

          (2)           -     (a) Master Administrative Services Agreement,
                              dated October 18, 1993, between the Registrant and A I M Advisors, Inc. was filed as an Exhibit to
                              Registrant's Post-Effective Amendment No. 1 on
                              November 5, 1993, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on
                              April 29, 1996.

                        - (b) Amendment No. 1, dated April 28, 1994, to Master Administrative Services Agreement, dated October 18, 1993, between Registrant and A I M Advisors, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on May 2, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April 29, 1996.

          (3)           -     Master Administrative Services Agreement, dated
                              February 28, 1997, between Registrant and A I M
                              Advisors, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8 on
                              April 23, 1997.

          (4)           -     (a) Master Administrative Services Agreement, as
                              amended, dated May 1, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on
                              October 2, 1998, and is incorporated herein by reference.

                        - (b) Amendment No. 1, dated December 14, 1998, to Master Administrative Services Agreement, as amended, dated May 1, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 11 on February 18, 1999, and is hereby incorporated by reference.


                         - (c) Amendment No. 2, dated September 24, 1999, to Master Administrative Services Agreement, as amended, dated May 1, 1998, between Registrant and A I M Advisors, Inc. is hereby filed electronically.

                         -    (d) Form of Amendment No. 3 to Master
                              Administrative Services Agreement, as amended, dated May 1, 1998, between Registrant and A I M Advisors, Inc. is hereby filed electronically.


          (5)           -     (a) Transfer Agency Agreement, dated March 19,
                              1993, between Registrant and State Street Bank and
                              Trust Company was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on
                              November 5, 1993, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on
                              April 29, 1996, and is incorporated herein by reference.

                        - (b) Amendment No.1, dated April 25, 1994, to Transfer Agency Agreement, dated March 19, 1993, between Registrant and State Street Bank and Trust Company was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on May 2, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April 29, 1996, and is incorporated herein by reference.

          (6)           -     Participation Agreement, dated February 25, 1993,
                              between Registrant, Connecticut General Life
                              Insurance Company and A I M Distributors, Inc. was filed as an Exhibit to Registrant's Pre-Effective
                              Amendment No. 1 on April 19, 1993, and was filed electronically as an Exhibit to Post-Effective
                              Amendment No. 7 on April 29, 1996, and is incorporated herein by reference.

          (7)           -     (a) Participation Agreement, dated February 10,
                              1995, between Registrant and Citicorp Life
                              Insurance Company was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5 on
                              February 28, 1995, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on
                              April 29, 1996, and is incorporated herein by reference.

                         - (b) Amendment No. 1, dated February 3, 1997, to Participation Agreement dated February 10, 1995, between Registrant and Citicorp Life Insurance Company was filed electronically as an Exhibit to Post-

                              Effective Amendment No. 9 on February 13,
                              1998, and is incorporated herein by reference.

          (8)           -     (a) Participation Agreement, dated February 10,
                              1995, between Registrant and First Citicorp Life
                              Insurance Company was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5 on
                              February 28, 1995 and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on
                              April 29, 1996, and is incorporated herein by reference.

                        - (b) Amendment No. 1, dated February 3, 1997, to Participation Agreement, dated February 10, 1995, between Registrant and First Citicorp Life Insurance Company was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 13, 1998, and is incorporated herein by reference.

          (9)           -     (a) Participation Agreement, dated December 19,
                              1995, between Registrant and Glenbrook Life and
                              Annuity Company was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April
                              29, 1996, and is incorporated herein by reference.

                        - (a)(i) Side Letter Agreement, dated December 1, 1995, among Registrant and Glenbrook Life and Annuity Company was filed as an Exhibit to Post-Effective Amendment No. 8, and is incorporated herein by reference.

                        - (b) Amendment No. 1, dated November 7, 1997, to Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on October 2, 1998, and is incorporated herein by reference.

                        - (c) Amendment No. 2, dated September 2, 1997, to Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 13, 1998, and is incorporated herein by reference.

                        - (d) Amendment No. 3, dated January 26, 1998, to Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on October 2, 1998, and is incorporated herein by reference.

                        - (e) Amendment No. 4, dated May 1, 1998, to Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on October 2, 1998, and is incorporated herein by reference.

                        - (f) Amendment No. 5, dated January 12, 1999, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Insurance Company was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 11 on February 18, 1999, and is hereby incorporated by reference.

          (10)          -     Participation Agreement, dated March 4, 1996,
                              between Registrant and IDS Life Insurance Company was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April 29, 1996.

          (11)          -     (a) Participation Agreement, dated October 7,
                              1996, between Registrant and IDS Life Insurance
                              Company (supersedes and replaces Participation
                              Agreement dated March 4, 1996) was filed as an Exhibit to Post-Effective Amendment No. 8 on April
                              23, 1997, and is incorporated herein by reference.

                        - (a)(i) Side Letter Agreement, dated September 27, 1996, between Registrant, IDS Life Insurance Company and IDS Life Insurance Company of New York was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 13, 1998, and is incorporated herein by reference.

                        - (b) Amendment 1, dated November 11, 1997, the Participation Agreement, dated October 7, 1996, between registrant and IDS Life Insurance Company was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 11 on February 18, 1999, and is hereby incorporated by reference.

          (12)          -     (a) Participation Agreement, dated October 7,
                              1996, between Registrant and IDS Life Insurance
                              Company of New York was filed as an Exhibit to Post-Effective Amendment No. 8 on April 23, 1997, and is incorporated herein by reference.

                              (b) Amendment No. 1, dated November 11, 1997, to the Participation Agreement, dated October 7, 1996 between registrant and IDS Life Insurance Company of New York was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 11 on February 18, 1999, and is hereby incorporated by reference.

          (13)          -     Participation Agreement, dated April 8, 1996,
                              between Registrant and Connecticut General Life
                              Insurance Company was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April
                              29, 1996, and is incorporated herein by reference.

          (14)          -     (a) Participation Agreement, dated September 21,
                              1996, between Registrant and Pruco Life Insurance
                              Company was filed as an Exhibit to Post-Effective
                              Amendment No. 8 on April 23, 1997, and is incorporated herein by reference.

                        - (b) Amendment No. 1, dated July 1, 1997, to Participation Agreement, dated September 21, 1996, between Registrant and Pruco Life Insurance Company was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 13, 1998, and is incorporated herein by reference.

                         - (c) Amendment No. 2, dated August 1, 1998, to Participation Agreement, dated September 21, 1996, between Registrant and Pruco Life Insurance Company was filed as an Exhibit to Post-Effective Amendment No. 10 on October 2, 1998, and is incorporated herein by reference.

          (15)          -     (a) Participation Agreement, dated October 1,
                              1996, between Registrant and Allstate Life
                              Insurance Company of New York was filed as an Exhibit to Post-Effective Amendment No. 8 on April
                              23, 1997, and is incorporated herein by reference.

                        - (a)(i) Side Letter Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York was filed as Exhibit to Post-Effective Amendment No. 10 on October 2, 1998, and is incorporated herein by reference.

                        - (b) Amendment No. 1, dated November 7, 1997, to Participation Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York was filed as an Exhibit to Post-Effective Amendment No. 12 on April 29, 1999, and is incorporated herein by reference.

          (16)          -     (a) Participation Agreement, dated December 18,
                              1996, between Registrant and Merrill Lynch Life
                              Insurance Company was filed as an Exhibit to Post-Effective Amendment No. 8 on April 23, 1997 and is incorporated herein by reference.

                        - (a)(i) Side Letter Agreement, dated December 18, 1996, between Registrant and Merrill, Lynch, Pierce, Fenner & Smith, Incorporated was filed as an Exhibit to Post-Effective Amendment No. 8 on April 23, 1997, and is incorporated herein by reference.

                        - (b) Amendment No. 1, dated May 1, 1997, to Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 13, 1998, and is incorporated herein by reference.

          (17)          -     (a) Participation Agreement, dated December 18,
                              1996, between Registrant and ML Life Insurance
                              Company of New York was filed as an Exhibit to Post-Effective Amendment No. 8 on April 23, 1997, and is incorporated herein by reference.

                        - (b) Amendment No. 1, dated May 1, 1997, to Participation Agreement, dated December 18, 1996, by and between Registrant and ML Life Insurance Company of New York was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 13, 1998, and is incorporated herein by reference.

          (18)          -     Participation Agreement, dated February 14, 1997,
                              between Registrant and Pruco Life Insurance
                              Company of New Jersey was filed as an Exhibit to Post-Effective Amendment No. 8 on April 23, 1997, and is incorporated herein by reference.

          (19)          -     Participation Agreement, dated April 30, 1997,
                              between Registrant and Prudential Insurance
                              Company of America was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on
                              February 13, 1998, and is incorporated herein by reference.

          (20)          -     Participation Agreement, dated October 30, 1997,
                              between Registrant and American Centurion Life
                              Assurance Company was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on
                              February 13, 1998, and is incorporated herein by reference.

          (21)          -     (a) Participation Agreement, dated October 30,
                              1997, between Registrant and American Enterprise
                              Life Insurance Company was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on
                              February 13, 1998, and is incorporated herein by reference.

                        - (a)(i) Letter Agreement, dated October 30, 1997, between American Enterprise Life Insurance Company and American Centurion Life Assurance Company was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 13, 1998, and is incorporated herein by reference.

          (22)          -     Participation Agreement, dated November 20, 1997,
                              between Registrant and AIG Life Insurance Company was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 13,
                              1998, and is incorporated herein by reference.

          (23)          -     Participation Agreement, dated November 20, 1997,
                              between Registrant and American International Life
                              Assurance Company of New York was filed
                              electronically as an Exhibit to Post-Effective
                              Amendment No. 9 on February 13, 1998, and is incorporated herein by reference.

          (24)          -     (a) Participation Agreement, dated November 4,
                              1997, between Registrant and Nationwide Life
                              Insurance Company was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on
                              February 13, 1998, and is incorporated herein by reference.

                        - (b) Amendment No. 1, dated June 15, 1998, to Participation Agreement, dated November 4, 1997, between Registrant and Nationwide Life Insurance Company was filed electronically as an

                              Exhibit to Post-Effective Amendment No. 10 on October 2, 1998, and is incorporated herein by reference.

          (25)          -     (a) Participation Agreement, dated December 3,
                              1997, between Registrant and Security Life of
                              Denver was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 13,
                              1998, and is incorporated herein by reference.

                        - (b) Amendment No. 1, dated June 23, 1998, to Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on October 2, 1998, and is incorporated herein by reference.


                        - (c) Amendment No. 2, dated May 20, 1999, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on July 13, 1999 and is incorporated herein by reference.


          (26)          -     Participation Agreement, dated December 31, 1997,
                              between Registrant and Cova Financial Services
                              Life Insurance Company was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on
                              February 13, 1998, and is incorporated herein by reference.

          (27)          -     (a) Participation Agreement, dated December 31,
                              1997, between Registrant and Cova Financial Life
                              Insurance Company was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on
                              February 13, 1998, and is incorporated herein by reference.


                        - (b) Amendment No. 1, dated April 23, 1999, to the Participation Agreement, dated December 31, 1997, between Registrant and Cova Financial Life Insurance Company was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on July 13, 1999 and is incorporated herein by reference.

          (28)          -     (a) Participation Agreement, dated February 2,
                              1998, between Registrant and The Guardian
                              Insurance & Annuity Company was filed
                              electronically as an Exhibit to Post-Effective
                              Amendment No. 10 on October 2, 1998, and is incorporated herein by reference.

                        - (b) Amendment No. 1, dated July 1, 1999, between Registrant and The Guardian Life Insurance & Annuity Company is hereby filed electronically.


          (29)          -     (a) Participation Agreement, dated February 17,
                              1998, between Registrant and Sun Life Assurance
                              Company of Canada (U.S.) was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on October 2, 1998, and is incorporated herein by reference.

                              (b) Amendment No. 1, dated December 11, 1998, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.) was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 11 on February 18, 1999, and is hereby incorporated by reference.

          (30)          -     Participation Agreement, dated April 1, 1998,
                              between Registrant and United Life & Annuity
                              Insurance Company was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on
                              October 2, 1998, and is incorporated herein by reference.

          (31)          -     (a) Participation Agreement, dated April 21, 1998,
                              between Registrant and Keyport Life Insurance
                              Company was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on October 2,
                              1998, and is incorporated herein by reference.

                              (b) Amendment No. 1, dated December 28, 1998, to the Participation Agreement, dated April 21, 1998, between Registrant and Keyport Life Insurance Company was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 11 on February 18, 1999, and is hereby incorporated by reference.

          (32)          -     (a) Participation Agreement, dated May 1, 1998,
                              between Registrant and PFL Life Insurance Company was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on October 2,
                              1998, and is incorporated herein by reference.

                        - (b) Amendment No. 1, dated June 30, 1998, to Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on October 2, 1998, and is incorporated herein by reference.

                        - (c) Amendment No. 2, dated November 27, 1998, to the Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 11 on February 18, 1999 and is hereby incorporated by reference.

          (33)          -     Participation Agreement, dated May 1, 1998,
                              between Registrant and Fortis Benefits Insurance
                              Company was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on October 2,
                              1998, and is incorporated herein by reference.

          (34)          -     (a) Participation Agreement, dated June 1, 1998,
                              between Registrant and American General Life
                              Insurance Company was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on
                              October 2, 1998, and is incorporated herein by reference.

                        - (b) Amendment No. 1, dated January 1, 1999, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company was filed as an Exhibit to Post-Effective Amendment No. 12 on April 29, 1999, and is incorporated herein by reference.

          (35)          -     (a) Participation Agreement, dated June 16, 1998,
                              between Registrant and Lincoln National Life
                              Insurance Company was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on
                              October 2, 1998, and is incorporated herein by reference.

                              (b) Amendment No. 1, dated November 20, 1998, to the Participation Agreement, dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 11 on February 18, 1999, and is hereby incorporated by reference.

          (36)          -     Participation Agreement, dated June 30, 1998,
                              between Registrant and Aetna Life Insurance and
                              Annuity Company was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on
                              October 2, 1998, and is incorporated herein by reference.

          (37)          -     Participation Agreement, dated July 1, 1998,
                              between Registrant and The Union Central Life
                              Insurance Company was filed electronically as an Exhibit to Registrant's Post-Effective Amendment
                              No. 11 on February 18, 1999, and is hereby incorporated by reference.

          (38)          -     Participation Agreement, dated July 1, 1998,
                              between Registrant and United Investors Life
                              Insurance Company was filed electronically as an Exhibit to Registrant's Post-Effective Amendment
                              No. 11 on February 18, 1999, and is hereby incorporated by reference.

          (39)          -     Participation Agreement, dated July 2, 1998,
                              between Registrant and Hartford Life Insurance
                              Company was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on October 2,
                              1998, and is incorporated herein by reference.

          (40)          -     (a) Participation Agreement, dated July 13, 1998,
                              between Registrant and Keyport Benefit Life
                              Insurance Company was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on
                              October 2, 1998, and is incorporated herein by reference.

                        - (b) Amendment No. 1, dated December 28, 1998 to the Participation Agreement, dated July 13, 1998, between Registrant and Keyport Benefit Life Insurance Company was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 11 on February 18, 1999 and is hereby incorporated by reference.

          (41)          -     Participation Agreement, dated July 27, 1998,
                              between Registrant and Allmerica Financial Life
                              Insurance and Annuity Company was filed
                              electronically as an Exhibit to Post-Effective
                              Amendment No. 10 on October 2, 1998, and is incorporated herein by reference.

          (42)          -     Participation Agreement, dated July 27, 1998,
                              between Registrant and First Allmerica Financial
                              Life Insurance Company was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on
                              October 2, 1998, and is incorporated herein by reference.

          (43)          -     Participation Agreement, dated October 15, 1998,
                              between Registrant and Lincoln Life & Annuity
                              Insurance Company of New York was filed as an Exhibit to Post-Effective Amendment No. 12 on
                              April 29, 1999, and is incorporated herein by reference.


          (44)          -     (a) Participation Agreement, dated November 23,
                              1998, between Registrant and American General
                              Annuity Insurance Company was filed electronically as an Exhibit to Registrant's Post-Effective
                              Amendment No. 11 on February 18, 1999 and is hereby incorporated by reference.

                        - (b) Amendment No. 1, dated July 1, 1999, to the Participation Agreement, dated November 23, 1998, between Registrant and American General Annuity Insurance Company is hereby filed electronically.


          (45)          -     Participation Agreement, dated December 1, 1998,
                              between Registrant and the Prudential Insurance
                              Company of America was filed electronically as an Exhibit to Registrant's Post-Effective Amendment
                              No. 11 on February 18, 1999 and is hereby incorporated by reference.

          (46)          -     Participation Agreement, dated February 1, 1999,
                              between Registrant and Sage Life Assurance of
                              America, Inc. was filed as an Exhibit to Post-Effective Amendment No. 12 on April 29, 1999, and is incorporated herein by reference.


          (47)          -     Participation Agreement, dated April 1, 1999,
                              between Registrant and Liberty Life Assurance
                              Company of Boston was filed as an Exhibit to Post-Effective Amendment No. 12 on April 29, 1999, and is incorporated herein by reference.


          (48)          -     Participation Agreement, dated April 13, 1999,
                              between Registrant and Western-Southern Life
                              Insurance Company was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on July
                              13, 1999 and is incorporated herein by reference.

          (49)          -     Participation Agreement, dated May 1, 1999,
                              between Registrant and Columbus Life Insurance
                              Company was filed electronically as an

                              Exhibit to Post-Effective Amendment No. 13 on July 13, 1999 and is incorporated herein by reference.

          (50)          -     Participation Agreement, dated April 26, 1999,
                              between Registrant and First Variable Life
                              Insurance Company was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on July
                              13, 1999 and is incorporated herein by reference.

          (51)          -     Participation Agreement, dated August 21, 1999,
                              between Registrant and Life Investors Insurance
                              Company of America is hereby filed electronically.

          (52)          -     Participation Agreement, dated June 8, 1999,
                              between Registrant and The Principal Life
                              Insurance Company was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on July
                              13, 1999 and is incorporated herein by reference.

          (53)          -     Participation Agreement, dated June 8, 1999,
                              between Registrant and Principal Life Insurance
                              Company is hereby filed electronically.

          (54)          -     Participation Agreement, dated June 14, 1999,
                              between Registrant and Security First Life
                              Insurance Company is hereby filed electronically.

          (55)          -     Participation Agreement, dated July 1, 1999,
                              between Registrant and Allstate Life Insurance
                              Company is hereby filed electronically.

          (56)          -     Participation Agreement, dated July 27, 1999,
                              between Registrant and Allianz Life Insurance
                              Company of North America is hereby filed electronically.

          (57)          -     Participation Agreement, dated July 27, 1999,
                              between Registrant and Preferred Life Insurance
                              Company of New York is hereby filed
                              electronically.

          (58)          -     Participation Agreement, dated August 31, 1999,
                              between Registrant and John Hancock Mutual Life
                              Insurance Company is hereby filed electronically.

          (59)          -     Participation Agreement, dated August 31, 1999,
                              between Registrant and The United States Life
                              Insurance Company in the City of New York is hereby filed electronically.

          (60)          -     Accounting Services Agreement, dated March 31,
                              1993, between the Registrant and State Street Bank and Trust Company was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1 on
                              April 19, 1993, and was filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April
                              29, 1996.


        i (1)           -     (a) Opinion and Consent of Messrs. Freedman, Levy,
                              Kroll & Simonds regarding the AIM V.I. Capital
                              Appreciation Fund, the AIM V.I. Diversified Income
                              Fund, the AIM V.I. Government Securities Fund, the
                              AIM V.I. Growth Fund, the AIM V.I. International
                              Equity Fund, the AIM V.I. Money Market Fund and the AIM V.I. Value Fund was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1 on
                              April 19, 1993 and is incorporated herein by reference.

                         - (b) Opinion and Consent of Messrs. Freedman, Levy, Kroll & Simonds regarding the AIM V.I. Growth and Income Fund and the AIM V.I. Utilities Fund (presently the AIM V.I. Global Utilities Fund) was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4 on November 3, 1994 and is incorporated herein by reference.

                         - (c) Opinion and Consent of Messrs. Freedman, Levy, Kroll & Simonds regarding the AIM V.I. Global Utilities Fund name change was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on April 26, 1995 and is incorporated herein by reference.

                         - (d) Opinion and Consent of Messrs. Freedman, Levy, Kroll & Simonds regarding AIM V.I. Aggressive Growth Fund, AIM V.I. Balanced Fund, AIM V.I. Capital Development Fund and AIM V.I. High Yield Fund was filed as an Exhibit to Registrant's Post-Effective Agreement No. 9 on February 13, 1998 and is incorporated herein by reference.

                         - (e) Opinion and Consent of Messrs. Freedman, Levy, Kroll & Simonds regarding AIM V.I. Global Growth and Income Fund and AIM V.I. Telecommunications Fund was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on October 2, 1998, and is incorporated herein by reference.


                         - (f) Opinion and Consent of Messrs. Freedman, Levy, Kroll & Simonds regarding AIM V.I. Blue Chip Fund was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on July 13, 1999 and is incorporated herein by reference.

                         - (g) Opinion and Consent of Messrs. Freedman, Levy, Kroll & Simonds regarding AIM V.I. Dent Demographic Trends Fund is hereby filed electronically.


          (2)            -    Consent of Messrs. Tait, Weller & Baker is hereby
                              filed electronically.

        j                -    Other Opinions, Appraisals or Rulings and Consents
                              - None.

        k                -    Financial Statements omitted from Item 22 - None.

        l (1)            -    (a) Agreements Concerning Initial Capitalization
                              of the AIM V.I. Capital Appreciation Fund, the AIM
                              V.I. Diversified Income Fund, the AIM V.I.
                              Government Securities Fund, the AIM V.I. Growth
                              Fund, the AIM V.I. International Equity Fund, the
                              AIM V.I. Money Market Fund, and the AIM V.I. Value
                              Fund were filed as an Exhibit to Registrant's
                              Post-Effective Amendment No. 1 on November 5,
                              1993, and were filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April 29,
                              1996, and are incorporated herein by reference.

                         - (b) Agreements Concerning Initial Capitalization of the AIM V.I. Growth and Income Fund and the AIM V.I. Utilities Fund were filed as an Exhibit to Registrant's Post-Effective Amendment No. 4 on

                              November 3, 1994, and were filed electronically as an Exhibit to Post-Effective Amendment No. 7 on April 29, 1996, and are incorporated herein by reference.

                         - (c) Agreement Concerning Initial Capitalization of the AIM V.I. Aggressive Growth Fund, the AIM V.I. Balanced Fund, the AIM V.I. Capital Development Fund and the AIM V.I. High Yield Fund was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on October 2, 1998, and is incorporated herein by reference.


                         - (d) Agreement Concerning Initial Capitalization of the AIM V.I. Blue Chip Fund is hereby filed electronically.

                         - (e) Form of Agreement Concerning Initial Capitalization of the AIM V.I. Dent Demographic Trends Fund is hereby filed electronically.



        m        -      Registrant's Plan pursuant to Rule 12b-1 under the 1940
                        Act - None.

        n        -      Multiple Class Plan (Rule 18f-3) - None.

        o(1)     -      The AIM Management Group Code of Ethics adopted May 1,
                        1981 and as amended August 17, 1999 relating to A I M
                        Management Group Inc. and A I M Advisors, Inc. is filed herewith.

         (2) Code of Ethics of Registrant effective as of February 25, 1993 is filed herewith electronically.



Item 24.  Persons Controlled by or Under Common Control with Registrant

        Provide a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant. For any person controlled by another person, disclose the percentage of voting securities owned by the immediately controlling person or other basis of that person's control. For each company, also provide the state or other sovereign power under the laws of which the company is organized.

        None.


Item 25.  Indemnification

        State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified against any liability incurred in their official capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection.

        Under the terms of the Maryland General Corporation Law and the Registrant's Charter and By-Laws, the Registrant may indemnify any person who was or is a director, officer, employee or agent of the Registrant to the maximum extent permitted by the Maryland General Corporation Law. The specific terms of such indemnification are reflected in the Registrant's Charter and By-Laws, which are incorporated herein as part of this Registration Statement. No indemnification will be provided by the Registrant to any director or officer of the Registrant for any liability to the Registrant or shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

        In addition, under the terms of the agreements described in response to
        Item 24(b) of this Part C, various third parties have agreed to indemnify the registrant, its directors and officers, and, in some cases, its investment advisor and/or principal underwriter, against certain liabilities that may arise in connection with the performance of the agreements. The specific terms of such indemnification are set out in the agreements, and are incorporated herein by reference.

        Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. Insurance coverage is provided under a joint Mutual Fund & Investment Advisory Professional Directors & Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $35,000,000 limit of liability.


Item 26.  Business and Other Connections of Investment Advisor

        Describe any other business, profession, vocation or employment of a substantial nature that each investment advisor of the Registrant, and each director, officer or partner of the advisor, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner, or trustee.

        The only employment of a substantial nature of the Advisor's directors and officers is with the Advisor and its affiliated companies. Reference is also made to the caption "Fund Management--The Advisor" of the Prospectus which comprises Part A of this Registration Statement, and to the discussion under the caption "Management" of the Statement of Additional Information which comprises Part B of this Registration Statement, and to Item 29(b) of this Part C of the Registration Statement.


Item 27.  Principal Underwriters

        (a)State the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the Registrant's securities also acts as a principal underwriter, depositor, or investment advisor.

          AIM Advisor Funds, Inc.
          AIM Equity Funds, Inc. (Retail Classes)
          AIM Funds Group
          AIM Growth Series

          AIM International Funds, Inc.
          AIM Investment Funds
          AIM Investment Securities Funds (Retail Classes)
          AIM Series Trust
          AIM Special Opportunities Funds
          AIM Summit Fund, Inc.
          AIM Tax-Exempt Funds, Inc.
          GT Global Floating Rate Fund, Inc. d/b/a AIM Floating Rate Fund

        (b) Provide the information required by the following table for each director, officer, or partner of each principal underwriter named in the response to item 20:

Name and Principal                  Position and Offices                                      Position and Offices
Business Address*                   with Principal Underwriter                                with Registrant
-----------------                   --------------------------                                ---------------

Charles T. Bauer                    Chairman of the Board of Directors                        Chairman & Director

Michael J. Cemo                     President & Director                                      None

Gary T. Crum                        Director                                                  Senior Vice President

Robert H. Graham                    Senior Vice President & Director                          President & Director

William G. Littlepage               Senior Vice President & Director                          None

James L. Salners                    Executive Vice President                                  None

John Caldwell                       Senior Vice President                                     None

Gordon J. Sprague                   Senior Vice President                                     None

Michael C. Vessels                  Senior Vice President                                     None

Marilyn M. Miller                   Senior Vice President                                     None

Gene L. Needles                     Senior Vice President                                     None

B. J. Thompson                      First Vice President                                      None

Ofelia M. Mayo                      Vice President, General Counsel                           Assistant Secretary
                                    & Assistant Secretary

James R. Anderson                   Vice President                                            None

Dawn M. Hawley                      Vice President & Treasurer                                None


--------------
*   11 Greenway Plaza, Suite 100, Houston, Texas 77046

Name and Principal                  Position and Offices                                      Position and Offices
Business Address*                   with Principal Underwriter                                with Registrant
-----------------                   --------------------------                                ---------------

Mary K. Coleman                     Vice President                                            None

Mary A. Corcoran                    Vice President                                            None

Melville B. Cox                     Vice President & Chief Compliance Officer                 Vice President

Sidney M. Dilgren                   Vice President                                            None

Tony D. Green                       Vice President                                            None

Charles N. McLaughlin               Vice President                                            None

Terri L. Ransdell                   Vice President                                            None

Carol F. Relihan                    Vice President                                            Senior Vice President &
                                                                                              Secretary

Kamala C. Sachidanandan             Vice President                                            None

Frank V. Serebrin                   Vice President                                            None

Christopher T. Simutis              Vice President                                            None

Gary K. Wendler                     Vice President                                            None

Kathleen J. Pflueger                Secretary                                                 Assistant Secretary

David E. Hessel                     Assistant Vice President,                                 None
                                    Assistant Treasurer & Controller

Luke P. Beausoleil                  Assistant Vice President                                  None

Shelia R. Brown                     Assistant Vice President                                  None

Scott E. Burman                     Assistant Vice President                                  None

Tisha Christopher                   Assistant Vice President                                  None

Glenda Dayton                       Assistant Vice President                                  None

Mary E. Gentempo                    Assistant Vice President                                  None

Simon R. Hoyle                      Assistant Vice President                                  None

Kathryn A. Jordon                   Assistant Vice President                                  None

Kim T. McAuliffe                    Assistant Vice President                                  None



--------------
*   11 Greenway Plaza, Suite 100, Houston, Texas 77046

Name and Principal                  Position and Offices                                      Position and Offices
Business Address*                   with Principal Underwriter                                with Registrant
-----------------                   --------------------------                                ---------------

Ivy B. McLemore                     Assistant Vice President                                  None

David B. O'Neil                     Assistant Vice President                                  None

Rebecca Starling-Klatt              Assistant Vice President                                  None

Nicholas D. White                   Assistant Vice President                                  None

Norman W. Woodson                   Assistant Vice President                                  None

Nancy L. Martin                     Assistant General Counsel &                               Assistant Secretary
                                    Assistant Secretary

Samuel D. Sirko                     Assistant General Counsel &                               Assistant Secretary
                                    Assistant Secretary

P. Michelle Grace                   Assistant Secretary                                       Assistant Secretary

Lisa A. Moss                        Assistant Secretary                                       Assistant Secretary

Stephen I. Winer                    Assistant Secretary                                       Assistant Secretary


        (c)  Not Applicable


Item 28.       Location of Accounts and Records

        State the name and address of each person maintaining physical possession of each account, book, or other document required to be maintained by section 31(a) [15 U.S.C. 80a-30(a)] and the rules under that section.

        A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, will maintain physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those maintained by the Registrant's Custodian and Transfer Agent State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.


Item 29.       Management Services

        Provide a summary of the substantive provisions of any management-related service contract not discussed in Part A or B, disclosing the parties to the contract and the total amount paid and by whom for the Registrant's last three fiscal years.

               Not Applicable




--------------
*   11 Greenway Plaza, Suite 100, Houston, Texas 77046

Item 30.       Undertakings

        In initial registration statements filed under the Securities Act, provide an undertaking to file an amendment to the registration statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons if the Registrant intends to raise its initial capital under section 14(a)(3) [15 U.S.C. 80a-14(a)(3)].

               Not Applicable

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 27th day of September, 1999.


                                 REGISTRANT: AIM VARIABLE INSURANCE FUNDS, INC.


                                 By: /s/ ROBERT H. GRAHAM
                                    ----------------------------------
                                    Robert H. Graham, President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

        SIGNATURES                            TITLE                        DATE
        ----------                            -----                        ----
/s/ CHARLES T. BAUER                     Chairman & Director         September 27, 1999
----------------------------
   (Charles T. Bauer)

/s/ ROBERT H. GRAHAM                     Director & President        September 27, 1999
-----------------------------        (Principal Executive Officer)
   (Robert H. Graham)

/s/ BRUCE L. CROCKETT                            Director            September 27, 1999
----------------------------
   (Bruce L. Crockett)

/s/ OWEN DALY II                                 Director            September 27, 1999
----------------------------
   (Owen Daly II)

/s/ EDWARD K. DUNN, JR.                          Director            September 27, 1999
----------------------------
   (Edward K. Dunn, Jr.)

/s/ JACK FIELDS                                  Director            September 27, 1999
----------------------------
   (Jack Fields)

/s/ CARL FRISCHLING                              Director            September 27, 1999
----------------------------
   (Carl Frischling)

/s/ PREMA MATHAI-DAVIS                           Director            September 27, 1999
----------------------------
   (Prema Mathai-Davis)

/s/ LEWIS F. PENNOCK                             Director            September 27, 1999
----------------------------
   (Lewis F. Pennock)

/s/ LOUIS S. SKLAR                               Director            September 27, 1999
----------------------------
   (Louis S. Sklar)

/s/ DANA R. SUTTON                           Vice President &        September 27, 1999
----------------------------         Treasurer (Principal Financial
   (Dana R. Sutton)                      and Accounting Officer)

                                INDEX TO EXHIBITS



     Exhibit
       No.
     -------

     a(1)(i)            Articles Supplementary to Articles of Incorporation of Registrant as filed with the State of Maryland on September 27, 1999

     d(3)(d)            Amendment No. 3, dated September 24, 1999, to Master Investment Advisory
                        Agreement between Registrant and A I M Advisors, Inc.

     d(3)(e)            Form of Amendment No. 4 to Master Investment Advisory Agreement between
                        Registrant and A I M Advisors, Inc.

     d(5)               Form of Sub-Advisory Agreement between A I M Advisors, Inc. and H.S. Dent
                        Advisors, Inc.

     e(2)(d)            Amendment No. 3, dated September 24, 1999, to Master Distribution Agreement between Registrant and A I M Distributors, Inc.

     e(2)(e)            Form of Amendment No. 4 to Master Distribution Agreement between Registrant and A I M Distributors, Inc.

     h(4)(c)            Amendment No. 2, dated September 24, 1999, to Master Administrative Services
                        Agreement between Registrant and A I M Advisors, Inc.

     h(4)(d)            Form of Amendment No. 3 to Master Administrative Services Agreement, as
                        amended May 1, 1998, between Registrant and A I M Advisors, Inc.

     h(28)(b)           Amendment No. 1, dated July 1, 1999, to the Participation Agreement, dated
                        February 2, 1998, between Registrant and The Guardian Insurance & Annuity
                        Company, Inc.

     h(44)(b)           Amendment No. 1, dated July 2, 1999, to the Participation Agreement, dated
                        November 23, 1998, between Registrant and American General Annuity Insurance
                        Company

     h(51)              Participation Agreement, dated August 21, 1999, between Registrant and Life
                        Investors Insurance Company of America

     h(53)              Participation Agreement, dated June 8, 1999, between Registrant and
                        Principal Life Insurance Company

     h(54)              Participation Agreement, dated June 14, 1999, between Registrant and
                        Security First Life Insurance Company

     h(55)              Participation Agreement, dated July 1, 1999, between Registrant and Allstate
                        Life Insurance Company

     h(56)              Participation Agreement, dated July 27, 1999, between Registrant and Allianz
                        Life Insurance Company of North America

     h(57)              Participation Agreement, dated July 27, 1999, between Registrant and
                        Preferred Life Insurance Company of New York

     h(58)              Participation Agreement dated August 31, 1999, between Registrant and
                        John Hancock Mutual Life Insurance Company

     h(59)              Participation Agreement, dated August 31, 1999, between Registrant and The
                        United States Life Insurance Company in the City of New York

     i(1)(g)            Opinion and Consent of Messrs. Freedman, Levy, Kroll & Simonds

     i(2)               Consent of Messrs. Tait, Weller & Baker

     l(d)               Agreement Concerning Initial Capitalization of the AIM V.I. Blue Chip Fund

     l(e)               Form of Agreement Concerning Initial Capitalization of the AIM V.I. Dent
                        Demographic Trends Fund

     o(1)               The A I M Management Group Code of Ethics

     o(2)               Code of Ethics of Registrant

